UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238
SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA	90067-6022

(Address of principal executive offices)	(Zip code)
John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414
Date of fiscal year end: January 31
Date of reporting period: July 31, 2009

Item 1.   Reports to Stockholders
This filing is on behalf of thirty-one of the thirty-five Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

Semi-Annual Report

July 31, 2009

Table of Contents

Shareholder Letter	1
Expense Example	2
Money Market
Cash Management Portfolio (Columbia Management Advisors, LLC)	7
Bonds
Corporate Bond Portfolio (Federated Investment Management Company)	11
Global Bond Portfolio (Goldman Sachs Asset Management International)	35
High-Yield Bond Portfolio (SunAmerica Asset Management Corp.)	45
Total Return Bond Portfolio (Pacific Investment Management LLC (PIMCO))	61
Balanced
Balanced Portfolio (J.P. Morgan Investment Management, Inc.)	71
MFS Total Return Portfolio (Massachusetts Financial Services Company)	85
Equity/Specialty
Telecom Utility Portfolio (Massachusetts Financial Services Company)	98
Equity Index Portfolio (FAF Advisors, Inc.)	102
Growth-Income Portfolio (AllianceBernstein L.P.)	113
Equity Opportunities Portfolio (OppenheimerFunds, Inc.)	117
Davis Venture Value Portfolio (Davis Selected Advisers, L.P. (dba — Davis Advisors))	121
“Dogs” of Wall Street Portfolio (SunAmerica Asset Management Corp.)	125
Alliance Growth Portfolio (AllianceBernstein L.P.)	128
Capital Growth Portfolio (OppenheimerFunds, Inc.)	131
MFS Massachusetts Investors Trust Portfolio (Massachusetts Financial Services Company)	135
Fundamental Growth Portfolio (Wells Capital Management, Inc.)	138
Blue Chip Growth Portfolio (SunAmerica Asset Management Corp.)	141
Real Estate Portfolio (Davis Selected Advisers, L.P. (dba — Davis Advisors))	144
Small Company Value Portfolio (Franklin Advisory Services, LLC)	147
Mid-Cap Growth Portfolio (J.P. Morgan Investment Management, Inc.)	151
Aggressive Growth Portfolio (Wells Capital Management, Inc.)	155
Growth Opportunities Portfolio (Morgan Stanley Investment Management, Inc. (dba — Van Kampen))	158
Marsico Focused Growth Portfolio (Marsico Capital Management, LLC)	162
Technology Portfolio (Columbia Management Advisors, LLC)	165
Small & Mid Cap Value Portfolio (AllianceBernstein L.P.)	168
International
International Growth and Income Portfolio (Putnam Investment Management, LLC)	172
Global Equities Portfolio (J.P. Morgan Investment Management, Inc.)	176
International Diversified Equities Portfolio (Morgan Stanley Investment Management, Inc. (dba — Van Kampen))	182
Emerging Markets Portfolio (Putnam Investment Management, LLC)	194
Foreign Value Portfolio (Templeton Investment Counsel, LLC)	198
Statement of Assets and Liabilities	202
Statement of Operations	214
Statement of Changes in Net Assets	220
Notes to Financial Statements	231
Financial Highlights	267
Approval of Advisory Agreements	286
Supplement to the Prospectus	288

Dear SunAmerica Series Trust Investor:

We are pleased to present the semiannual report for the SunAmerica Series Trust, one of the underlying trusts for the variable products issued by our life companies. The report provides information about all of the portfolios in your variable contract with the exception of those that may be a part of the separate Anchor Series Trust, American Fund Insurance Series, Van Kampen Trust, Principal Variable Contract Fund , Lord Abbett Series Fund, BB&T Variable Insurance Funds, MTB Funds, Franklin Templeton Variable Insurance Products Trust, Columbia Variable Insurance Trusts and the Fidelity VIP Trusts. Investors in those portfolios will receive separate and complete reports.

This report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2009. The report may also contain information on portfolios not currently available in your variable contract.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,

Jay S. Wintrob
Chief Executive Officer
SunAmerica Annuity Life Assurance Company
First SunAmerica Life Insurance Company

September 8, 2009

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable product. Annuity products are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE	July 31, 2009 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at February 1, 2009 and held until July 31, 2009. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Six Months Ended July 31, 2009” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Six Months Ended July 31, 2009” column and the “Expense Ratio as of July 31, 2009” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended July 31, 2009” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Six Months Ended July 31, 2009” column and the “Expense Ratio as of July 31, 2009” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended July 31, 2009” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	July 31, 2009 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2009	2009	2009*	2009	2009	2009*	2009*

Cash Management
Class 1	$1,000.00	$1,000.00	$2.58	$1,000.00	$1,022.22	$2.61	0.52%
Class 2	$1,000.00	$999.09	$3.32	$1,000.00	$1,021.47	$3.36	0.67%
Class 3	$1,000.00	$999.08	$3.82	$1,000.00	$1,020.98	$3.86	0.77%
Corporate Bond
Class 1	$1,000.00	$1,180.97	$3.24	$1,000.00	$1,021.82	$3.01	0.60%
Class 2	$1,000.00	$1,181.31	$4.06	$1,000.00	$1,021.08	$3.76	0.75%
Class 3	$1,000.00	$1,180.71	$4.60	$1,000.00	$1,020.58	$4.26	0.85%
Global Bond
Class 1	$1,000.00	$1,076.53	$3.81	$1,000.00	$1,021.12	$3.71	0.74%
Class 2	$1,000.00	$1,076.12	$4.58	$1,000.00	$1,020.38	$4.46	0.89%
Class 3	$1,000.00	$1,075.46	$5.09	$1,000.00	$1,019.89	$4.96	0.99%
High-Yield Bond
Class 1	$1,000.00	$1,228.44	$4.20	$1,000.00	$1,021.03	$3.81	0.76%
Class 2	$1,000.00	$1,228.97	$5.03	$1,000.00	$1,020.28	$4.56	0.91%
Class 3	$1,000.00	$1,226.64	$5.58	$1,000.00	$1,019.79	$5.06	1.01%
Total Return Bond
Class 1	$1,000.00	$1,076.43	$3.60	$1,000.00	$1,021.32	$3.51	0.70%
Class 2	$1,000.00	$1,075.42	$4.32	$1,000.00	$1,020.63	$4.21	0.84%
Class 3	$1,000.00	$1,075.62	$4.89	$1,000.00	$1,020.08	$4.76	0.95%
Balanced@
Class 1	$1,000.00	$1,172.25	$4.52	$1,000.00	$1,020.63	$4.21	0.84%
Class 2	$1,000.00	$1,171.46	$5.33	$1,000.00	$1,019.89	$4.96	0.99%
Class 3	$1,000.00	$1,171.62	$5.87	$1,000.00	$1,019.39	$5.46	1.09%
MFS Total Return@
Class 1	$1,000.00	$1,154.18	$3.85	$1,000.00	$1,021.22	$3.61	0.72%
Class 2	$1,000.00	$1,152.56	$4.64	$1,000.00	$1,020.48	$4.36	0.87%
Class 3	$1,000.00	$1,152.83	$5.18	$1,000.00	$1,019.98	$4.86	0.97%
Telecom Utility@
Class 1	$1,000.00	$1,183.62	$5.68	$1,000.00	$1,019.59	$5.26	1.05%
Class 2	$1,000.00	$1,182.54	$6.49	$1,000.00	$1,018.84	$6.01	1.20%
Class 3	$1,000.00	$1,182.78	$6.98	$1,000.00	$1,018.40	$6.46	1.29%
Equity Index#
Class 1	$1,000.00	$1,208.03	$3.01	$1,000.00	$1,022.07	$2.76	0.55%
Growth-Income@
Class 1	$1,000.00	$1,207.77	$3.89	$1,000.00	$1,021.27	$3.56	0.71%
Class 2	$1,000.00	$1,206.43	$4.70	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$1,205.84	$5.25	$1,000.00	$1,020.03	$4.81	0.96%
Equity Opportunities
Class 1	$1,000.00	$1,292.26	$6.48	$1,000.00	$1,019.14	$5.71	1.14%
Class 2	$1,000.00	$1,291.25	$7.33	$1,000.00	$1,018.40	$6.46	1.29%
Class 3	$1,000.00	$1,292.09	$7.90	$1,000.00	$1,017.90	$6.95	1.39%
Davis Venture Value@
Class 1	$1,000.00	$1,272.66	$4.34	$1,000.00	$1,020.98	$3.86	0.77%
Class 2	$1,000.00	$1,271.67	$5.18	$1,000.00	$1,020.23	$4.61	0.92%
Class 3	$1,000.00	$1,271.55	$5.74	$1,000.00	$1,019.74	$5.11	1.02%
“Dogs” of Wall Street
Class 1	$1,000.00	$1,223.09	$4.35	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$1,219.18	$5.17	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$1,219.61	$5.72	$1,000.00	$1,019.64	$5.21	1.04%
Alliance Growth@
Class 1	$1,000.00	$1,294.66	$3.81	$1,000.00	$1,021.47	$3.36	0.67%
Class 2	$1,000.00	$1,294.08	$4.66	$1,000.00	$1,020.73	$4.11	0.82%
Class 3	$1,000.00	$1,293.91	$5.23	$1,000.00	$1,020.23	$4.61	0.92%
Capital Growth#
Class 1	$1,000.00	$1,298.11	$5.58	$1,000.00	$1,019.93	$4.91	0.98%
Class 2	$1,000.00	$1,298.48	$6.44	$1,000.00	$1,019.19	$5.66	1.13%
Class 3	$1,000.00	$1,297.71	$7.01	$1,000.00	$1,018.70	$6.16	1.23%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	July 31, 2009 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2009	2009	2009*	2009	2009	2009*	2009*

MFS Massachusetts Investors Trust@
Class 1	$1,000.00	$1,205.07	$4.32	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$1,204.23	$5.14	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$1,203.39	$5.68	$1,000.00	$1,019.64	$5.21	1.04%
Fundamental Growth@
Class 1	$1,000.00	$1,232.70	$5.20	$1,000.00	$1,020.13	$4.71	0.94%
Class 2	$1,000.00	$1,230.85	$6.03	$1,000.00	$1,019.39	$5.46	1.09%
Class 3	$1,000.00	$1,231.00	$6.58	$1,000.00	$1,018.89	$5.96	1.19%
Blue Chip Growth#@
Class 1	$1,000.00	$1,244.06	$4.73	$1,000.00	$1,020.58	$4.26	0.85%
Class 2	$1,000.00	$1,244.06	$5.56	$1,000.00	$1,019.84	$5.01	1.00%
Class 3	$1,000.00	$1,242.42	$6.12	$1,000.00	$1,019.34	$5.51	1.10%
Real Estate@
Class 1	$1,000.00	$1,150.72	$4.64	$1,000.00	$1,020.48	$4.36	0.87%
Class 2	$1,000.00	$1,149.71	$5.44	$1,000.00	$1,019.74	$5.11	1.02%
Class 3	$1,000.00	$1,148.69	$5.97	$1,000.00	$1,019.24	$5.61	1.12%
Small Company Value
Class 1	$1,000.00	$1,352.49	$6.53	$1,000.00	$1,019.24	$5.61	1.12%
Class 3	$1,000.00	$1,352.22	$7.99	$1,000.00	$1,018.00	$6.85	1.37%
Mid-Cap Growth@
Class 1	$1,000.00	$1,278.61	$5.03	$1,000.00	$1,020.38	$4.46	0.89%
Class 2	$1,000.00	$1,278.52	$5.88	$1,000.00	$1,019.64	$5.21	1.04%
Class 3	$1,000.00	$1,278.25	$6.44	$1,000.00	$1,019.14	$5.71	1.14%
Aggressive Growth@
Class 1	$1,000.00	$1,228.42	$4.92	$1,000.00	$1,020.38	$4.46	0.89%
Class 2	$1,000.00	$1,225.63	$5.74	$1,000.00	$1,019.64	$5.21	1.04%
Class 3	$1,000.00	$1,226.86	$6.29	$1,000.00	$1,019.14	$5.71	1.14%
Growth Opportunities
Class 1	$1,000.00	$1,137.78	$4.72	$1,000.00	$1,020.38	$4.46	0.89%
Class 2	$1,000.00	$1,137.08	$5.51	$1,000.00	$1,019.64	$5.21	1.04%
Class 3	$1,000.00	$1,135.75	$6.04	$1,000.00	$1,019.14	$5.71	1.14%
Marsico Focused Growth@
Class 1	$1,000.00	$1,253.62	$5.53	$1,000.00	$1,019.89	$4.96	0.99%
Class 2	$1,000.00	$1,252.75	$6.37	$1,000.00	$1,019.14	$5.71	1.14%
Class 3	$1,000.00	$1,252.30	$6.87	$1,000.00	$1,018.70	$6.16	1.23%
Technology#
Class 1	$1,000.00	$1,309.68	$6.30	$1,000.00	$1,019.34	$5.51	1.10%
Class 2	$1,000.00	$1,313.73	$7.17	$1,000.00	$1,018.60	$6.26	1.25%
Class 3	$1,000.00	$1,309.21	$7.73	$1,000.00	$1,018.10	$6.76	1.35%
Small & Mid Cap Value@
Class 2	$1,000.00	$1,349.33	$6.82	$1,000.00	$1,018.99	$5.86	1.17%
Class 3	$1,000.00	$1,348.60	$7.40	$1,000.00	$1,018.50	$6.36	1.27%
International Growth and Income#@
Class 1	$1,000.00	$1,302.29	$5.77	$1,000.00	$1,019.79	$5.06	1.01%
Class 2	$1,000.00	$1,301.30	$6.56	$1,000.00	$1,019.09	$5.76	1.15%
Class 3	$1,000.00	$1,300.16	$7.13	$1,000.00	$1,018.60	$6.26	1.25%
Global Equities
Class 1	$1,000.00	$1,270.51	$5.57	$1,000.00	$1,019.89	$4.96	0.99%
Class 2	$1,000.00	$1,270.30	$6.42	$1,000.00	$1,019.14	$5.71	1.14%
Class 3	$1,000.00	$1,268.67	$6.98	$1,000.00	$1,018.65	$6.21	1.24%
International Diversified Equities
Class 1	$1,000.00	$1,325.08	$5.42	$1,000.00	$1,020.13	$4.71	0.94%
Class 2	$1,000.00	$1,323.38	$6.28	$1,000.00	$1,019.39	$5.46	1.09%
Class 3	$1,000.00	$1,322.26	$6.85	$1,000.00	$1,018.89	$5.96	1.19%
Emerging Markets@
Class 1	$1,000.00	$1,627.36	$7.88	$1,000.00	$1,018.79	$6.06	1.21%
Class 2	$1,000.00	$1,627.08	$8.92	$1,000.00	$1,018.00	$6.85	1.37%
Class 3	$1,000.00	$1,623.81	$9.56	$1,000.00	$1,017.50	$7.35	1.47%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	July 31, 2009 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2009	2009	2009*	2009	2009	2009*	2009*

Foreign Value
Class 2	$1,000.00	$1,315.42	$6.14	$1,000.00	$1,019.49	$5.36	1.07%
Class 3	$1,000.00	$1,314.40	$6.71	$1,000.00	$1,018.99	$5.86	1.17%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2009” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2009” and the “Expense Ratios” would have been lower.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2009	2009	2009*	2009	2009	2009*	2009*

Balanced
Class 1	$1,000.00	$1,172.25	$4.47	$1,000.00	$1,020.68	$4.16	0.83%
Class 2	$1,000.00	$1,171.46	$5.28	$1,000.00	$1,019.93	$4.91	0.98%
Class 3	$1,000.00	$1,171.62	$5.82	$1,000.00	$1,019.44	$5.41	1.08%
MFS Total Return
Class 1	$1,000.00	$1,154.18	$3.79	$1,000.00	$1,021.27	$3.56	0.71%
Class 2	$1,000.00	$1,152.56	$4.59	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$1,152.83	$5.12	$1,000.00	$1,020.03	$4.81	0.96%
Telecom Utility
Class 1	$1,000.00	$1,183.62	$5.63	$1,000.00	$1,019.64	$5.21	1.04%
Class 2	$1,000.00	$1,182.54	$6.44	$1,000.00	$1,018.89	$5.96	1.19%
Class 3	$1,000.00	$1,182.78	$6.93	$1,000.00	$1,018.45	$6.41	1.28%
Growth-Income
Class 1	$1,000.00	$1,207.77	$3.89	$1,000.00	$1,021.27	$3.56	0.71%
Class 2	$1,000.00	$1,206.43	$4.70	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$1,205.84	$5.25	$1,000.00	$1,020.03	$4.81	0.96%
Davis Venture Value
Class 1	$1,000.00	$1,272.66	$4.34	$1,000.00	$1,020.98	$3.86	0.77%
Class 2	$1,000.00	$1,271.67	$5.18	$1,000.00	$1,020.23	$4.61	0.92%
Class 3	$1,000.00	$1,271.55	$5.74	$1,000.00	$1,019.74	$5.11	1.02%
Alliance Growth
Class 1	$1,000.00	$1,294.66	$3.76	$1,000.00	$1,021.52	$3.31	0.66%
Class 2	$1,000.00	$1,294.08	$4.61	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$1,293.91	$5.18	$1,000.00	$1,020.28	$4.56	0.91%
MFS Massachusetts Investors Trust
Class 1	$1,000.00	$1,205.07	$4.26	$1,000.00	$1,020.93	$3.91	0.78%
Class 2	$1,000.00	$1,204.23	$5.08	$1,000.00	$1,020.18	$4.66	0.93%
Class 3	$1,000.00	$1,203.39	$5.63	$1,000.00	$1,019.69	$5.16	1.03%
Fundamental Growth
Class 1	$1,000.00	$1,232.70	$4.87	$1,000.00	$1,020.43	$4.41	0.88%
Class 2	$1,000.00	$1,230.85	$5.70	$1,000.00	$1,019.69	$5.16	1.03%
Class 3	$1,000.00	$1,231.00	$6.25	$1,000.00	$1,019.19	$5.66	1.13%

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	July 31, 2009 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During the		Hypothetical	During the
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at February 1,	July 31,	July 31,	at February 1,	July 31,	July 31,	July 31,
Portfolio	2009	2009	2009*	2009	2009	2009*	2009*

Blue Chip Growth
Class 1	$1,000.00	$1,244.06	$4.73	$1,000.00	$1,020.58	$4.26	0.85%
Class 2	$1,000.00	$1,244.06	$5.56	$1,000.00	$1,019.84	$5.01	1.00%
Class 3	$1,000.00	$1,242.42	$6.12	$1,000.00	$1,019.34	$5.51	1.10%
Real Estate
Class 1	$1,000.00	$1,150.72	$4.53	$1,000.00	$1,020.58	$4.26	0.85%
Class 2	$1,000.00	$1,149.71	$5.33	$1,000.00	$1,019.84	$5.01	1.00%
Class 3	$1,000.00	$1,148.69	$5.86	$1,000.00	$1,019.34	$5.51	1.10%
Mid-Cap Growth
Class 1	$1,000.00	$1,278.61	$4.97	$1,000.00	$1,020.43	$4.41	0.88%
Class 2	$1,000.00	$1,278.52	$5.82	$1,000.00	$1,019.69	$5.16	1.03%
Class 3	$1,000.00	$1,278.25	$6.38	$1,000.00	$1,019.19	$5.66	1.13%
Aggressive Growth
Class 1	$1,000.00	$1,228.42	$4.75	$1,000.00	$1,020.53	$4.31	0.86%
Class 2	$1,000.00	$1,225.63	$5.57	$1,000.00	$1,019.79	$5.06	1.01%
Class 3	$1,000.00	$1,226.86	$6.13	$1,000.00	$1,019.29	$5.56	1.11%
Marsico Focused Growth
Class 1	$1,000.00	$1,253.62	$5.53	$1,000.00	$1,019.89	$4.96	0.99%
Class 2	$1,000.00	$1,252.75	$6.37	$1,000.00	$1,019.14	$5.71	1.14%
Class 3	$1,000.00	$1,252.30	$6.87	$1,000.00	$1,018.70	$6.16	1.23%
Small & Mid Cap Value
Class 2	$1,000.00	$1,349.33	$6.70	$1,000.00	$1,019.09	$5.76	1.15%
Class 3	$1,000.00	$1,348.60	$7.28	$1,000.00	$1,018.60	$6.26	1.25%
International Growth and Income
Class 1	$1,000.00	$1,302.29	$5.65	$1,000.00	$1,019.89	$4.96	0.99%
Class 2	$1,000.00	$1,301.30	$6.45	$1,000.00	$1,019.19	$5.66	1.13%
Class 3	$1,000.00	$1,300.16	$7.01	$1,000.00	$1,018.70	$6.16	1.23%
Emerging Markets
Class 1	$1,000.00	$1,627.36	$7.36	$1,000.00	$1,019.19	$5.66	1.13%
Class 2	$1,000.00	$1,627.08	$8.40	$1,000.00	$1,018.40	$6.46	1.29%
Class 3	$1,000.00	$1,623.81	$9.04	$1,000.00	$1,017.90	$6.95	1.39%

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Banks-Foreign-US Branches	36.8%
Asset Backed Commercial Paper/Fully Supported	17.6
U.S. Government Agency	10.3
Asset Backed Commercial Paper/Auto	9.6
Asset Backed Commercial Paper/Diversified	7.9
Diversified	5.1
Banks-Foreign	4.1
Banks-Domestic	3.8
Sovereigns/Supranational	3.1
Retail	1.2
Pharmaceutical	0.8
Asset Backed/Mortgages	0.3
Municipal	0.3

100.9%

Credit Quality#†

AAA	0.3%
AA	1.1
A-1+	36.4
A-1	58.7
Not rated@	3.5

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues.
†	Source: Standard and Poors
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Weighted Average days to Maturity — 38.9 days

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 100.9%
Asset-Backed Commercial Paper — 35.0%
Atlantic Asset Securitization LLC 0.28% due 08/03/09*	$1,000,000	$999,984
Barton Capital Corp. 0.27% due 08/05/09*	14,000,000	13,999,580
Barton Capital Corp. 0.30% due 08/03/09*	2,000,000	1,999,967
Barton Capital Corp. 0.31% due 10/09/09*	1,000,000	999,340
Barton Capital Corp. 0.32% due 10/07/09*	1,000,000	999,360
Bryant Park Funding LLC 0.25% due 08/20/09*	8,299,000	8,297,905
Bryant Park Funding LLC 0.25% due 08/24/09*	10,000,000	9,998,403
Fairway Finance Corp. 0.34% due 10/01/09*	1,000,000	999,000
Fairway Finance Corp. 0.35% due 09/08/09*	1,000,000	999,631
Fairway Finance Corp. 0.36% due 09/14/09*	1,000,000	999,560
Fairway Finance Corp. 0.36% due 09/18/09*	4,000,000	3,998,080
Fairway Finance Corp. 0.36% due 10/06/09*	1,000,000	998,920
Fairway Finance Corp. 0.44% due 08/10/09*	22,000,000	21,997,580
Falcon Asset Securitization Co. LLC 0.29% due 09/24/09*	2,000,000	1,999,130
Falcon Asset Securitization Co. LLC 0.30% due 08/24/09*	1,000,000	999,808
Falcon Asset Securitization Co. LLC 0.30% due 08/25/09*	2,000,000	1,999,600
Gemini Securitization Corp. LLC 0.30% due 10/16/09*	1,000,000	998,720
Gemini Securitization Corp. LLC 0.32% due 09/02/09*	7,000,000	6,998,009
Gemini Securitization Corp. LLC 0.35% due 09/08/09*	2,000,000	1,999,261
Gemini Securitization Corp. LLC 0.37% due 09/09/09*	2,000,000	1,999,198
Gemini Securitization Corp. LLC 0.37% due 09/17/09*	17,000,000	16,991,788
Gemini Securitization Corp. LLC 0.37% due 09/25/09*	2,000,000	1,998,869
Gotham Funding Corp. 0.34% due 10/19/09*	12,000,000	11,984,040
Gotham Funding Corp. 0.35% due 08/05/09*	4,000,000	3,999,844
Gotham Funding Corp. 0.37% due 09/10/09*	13,000,000	12,994,656
Liberty Street Funding LLC 0.30% due 10/26/09*	1,000,000	998,550
Liberty Street Funding LLC 0.30% due 10/28/09*	1,000,000	998,520
Liberty Street Funding LLC 0.31% due 08/19/09*	10,000,000	9,998,450
Liberty Street Funding LLC 0.36% due 09/15/09*	4,000,000	3,998,200
LMA Americas LLC 0.26% due 08/27/09*	5,000,000	4,999,061
LMA Americas LLC 0.27% due 08/21/09*	20,000,000	19,997,000
LMA Americas LLC 0.29% due 08/17/09*	1,000,000	999,871
LMA Americas LLC 0.29% due 08/19/09*	1,000,000	999,855
LMA Americas LLC 0.30% due 08/17/09*	1,000,000	999,867
Matchpoint Master Trust 0.25% due 08/17/09*	1,000,000	999,889
Park Avenue Receivables Corp. 0.30% due 08/24/09*	1,000,000	999,808
Park Avenue Receivables Corp. 0.30% due 10/01/09*	2,000,000	1,998,720
Sheffield Receivables Corp. 0.27% due 08/07/09*	2,000,000	1,999,910
Sheffield Receivables Corp. 0.31% due 10/15/09*	1,000,000	998,780
Sheffield Receivables Corp. 0.37% due 09/15/09*	6,000,000	5,997,225
Sheffield Receivables Corp. 0.45% due 08/03/09*	13,000,000	12,999,675
Starbird Funding Corp. 0.25% due 08/28/09*	1,000,000	999,813
Thames Asset Global Securitization, Inc. 0.30% due 08/06/09*	5,000,000	4,999,792
Thames Asset Global Securitization, Inc. 0.30% due 08/07/09*	1,000,000	999,950
Thames Asset Global Securitization, Inc. 0.30% due 08/12/09*	1,000,000	999,908
Variable Funding Capital Co. LLC 0.30% due 09/01/09*	1,000,000	999,742
Variable Funding Capital Co. LLC 0.31% due 08/26/09*	2,000,000	1,999,569

Total Asset-Backed Commercial Paper (cost $213,243,313)		213,232,388

Certificates of Deposit — 41.0%
Banco Bilbao Vizcaya Argentaria 0.37% due 09/25/09	8,000,000	8,000,000
Banco Bilbao Vizcaya Argentaria 0.40% due 08/31/09	4,000,000	4,000,017
Banco Bilbao Vizcaya Argentaria 0.41% due 08/18/09	20,000,000	20,000,000
Bank of Montreal 0.30% due 09/08/09	18,000,000	18,000,000
Bank of Montreal 0.31% due 09/14/09	5,000,000	5,000,000
Bank of Montreal 0.36% due 09/16/09	7,000,000	7,000,000
Barclays Bank PLC 0.33% due 10/29/09	6,000,000	5,998,200
Barclays Bank PLC 0.45% due 08/31/09	23,000,000	23,000,000
BNP Paribas 0.65% due 11/20/09	13,000,000	13,012,090
BNP Paribas 0.75% due 11/13/09	20,000,000	20,023,200
Deutsche Bank AG 0.41% due 08/13/09	25,000,000	25,000,000
Lloyds Bank PLC 0.79% due 08/17/09	19,000,000	18,999,999

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit (continued)

Rabobank Nederland 0.51% due 12/22/09	$10,000,000	$10,006,400
Royal Bank of Canada 0.40% due 01/11/10	1,000,000	1,000,000
Royal Bank of Scotland 0.30% due 08/14/09	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp. 0.65% due 08/14/09	20,000,000	20,000,000
Svenska Handelsbanken 0.32% due 10/09/09	20,000,000	19,995,000
Svenska Handelsbanken 0.32% due 10/19/09	3,000,000	2,999,130
Svenska Handelsbanken 0.35% due 09/08/09	7,000,000	7,000,074
Toronto Dominion Bank 0.33% due 11/17/09	3,000,000	2,999,820
Toronto Dominion Bank 0.45% due 07/07/10	3,000,000	3,000,660

Total Certificates of Deposit (cost $249,999,912)		250,034,590

Commercial Paper — 9.2%
Abbott Laboratories 0.21% due 09/22/09*	3,775,000	3,773,855
Citigroup Funding, Inc. 0.40% due 08/04/09	18,000,000	17,999,400
General Electric Capital Corp. 0.32% due 10/22/09	30,000,000	29,974,500
General Electric Co. 0.35% due 09/23/09	1,000,000	999,485
JPMorgan Chase Funding, Inc. 0.50% due 10/19/09*	2,000,000	1,998,020
Pfizer, Inc. 0.28% due 08/31/09*	1,000,000	999,766

Total Commercial Paper (cost $55,748,445)		55,745,026

U.S. Corporate Notes — 2.0%
Cheyne Finance LLC 4.83% due 10/25/07*(1)(2)(3)(4)(5)(6)	2,169,914	40,360
Cheyne Finance LLC 4.83% due 01/25/08*(1)(2)(3)(4)(5)(6)	3,157,859	58,736
Issuer Entity LLC 0.48% due 10/29/09*(1)(2)(3)(7)	7,194,262	1,929,501
Wachovia Corp. Senior Notes 0.95% due 08/20/09(3)	1,000,000	1,000,260
Wal-Mart Stores, Inc. Senior Notes 6.88% due 08/10/09	7,000,000	7,010,961
Wells Fargo & Co. Notes 0.73% due 09/15/09	2,000,000	2,000,821

Total U.S. Corporate Notes (cost $17,342,766)		12,040,639

Municipal Bonds & Notes — 0.3%
Iowa Finance Authority Single Family Mtg. Revenue Bonds 0.38% due 07/01/37 (cost $1,895,000)	1,895,000	1,895,000

U.S. Government Agencies — 10.3%
Federal Home Loan Bank Disc. Notes 0.12% due 08/03/09	50,729,000	50,728,662
0.51% due 01/12/10	3,000,000	2,996,220
2.56% due 08/04/09	4,000,000	4,034,240
Federal Home Loan Mtg. Corp. Disc. Notes 0.58% due 08/24/09	4,000,000	3,998,513
Federal National Mtg. Assoc. Disc. Notes 0.57% due 09/02/09	1,000,000	999,493

Total U.S. Government Agencies (cost $62,753,938)		62,757,128

U.S. Government Treasuries — 3.1%
United States Treasury Bills 0.29% due 12/17/09	4,000,000	3,996,680
0.37% due 10/01/09	4,000,000	3,998,920
0.42% due 10/08/09	4,000,000	3,998,760
United States Treasury Notes 3.25% due 12/31/09	6,000,000	6,072,420
4.88% due 08/15/09	1,000,000	1,001,752

Total U.S. Government Treasuries (cost $19,063,029)		19,068,532

Total Short-Term Investment Securities — 100.9% (cost $620,046,403)		614,773,303

TOTAL INVESTMENTS (cost $620,046,403)(8)	100.9%	614,773,303
Liabilities in excess of other assets	(0.9)	(5,550,062)

NET ASSETS	100.0%	$609,223,241

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2009, the aggregate value of these securities was $222,032,626 representing 36.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At July 31, 2009, the aggregate value of these securities was $2,028,597 representing 0.3% of net assets.
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2009.
(4)	Security in default
(5)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(6)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result

SunAmerica Series Trust Cash Management Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of July 31, 2009, represents the Notes’ residual value that may be distributed to the Portfolio.
(7)	The secured liquidity notes (“SLNs”) issued by the Ottimo Funding Ltd. (“Ottimo”) and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the “New Notes”) issued by a new entity, Issuer Entity, LLC (“Issuer Entity”), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issued of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs). Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes were scheduled to mature on October 30, 2008 but were extended to October 30, 2009 by a vote of holders of two-thirds of the outstanding principal balance of the New Notes. The New Notes pay interest at a rate based on the weighted average coupon rate of the underlying collateral.
(8)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Short-Term Investment Securities:
Asset Backed Commercial Paper	$—	$213,232,388	$—	$213,232,388
Certificates of Deposit	—	250,034,590	—	250,034,590
Commercial Paper	—	55,745,026	—	55,745,026
U.S. Corporate Notes	—	10,012,042	2,028,597	12,040,639
Municipal Bonds & Notes	—	1,895,000	—	1,895,000
U.S. Government Agencies	—	62,757,128	—	62,757,128
U.S. Government Treasuries	18,066,780	1,001,752	—	19,068,532

Total	$18,066,780	$594,677,926	$2,028,597	$614,773,303

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

U.S. Corporate
Notes

Balance as of 1/31/2009	$2,442,990
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(39,602)
Net purchases (sales)	(374,791)
Transfers in and/or out of Level 3	—

Balance as of 7/31/2009	$2,028,597

See Notes to Financial Statements

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	5.8%
Electric-Integrated	5.8
Telephone-Integrated	3.6
Cable/Satellite TV	2.9
Oil Companies-Exploration & Production	2.7
Cellular Telecom	2.7
Pipelines	2.5
Banks-Commercial	2.2
Investment Management/Advisor Services	1.9
Special Purpose Entities	1.9
Finance-Credit Card	1.7
Oil Companies-Integrated	1.5
Food-Misc.	1.4
Diversified Financial Services	1.4
Transport-Rail	1.4
Real Estate Investment Trusts	1.3
Finance-Auto Loans	1.3
Medical-Hospitals	1.3
Telecom Services	1.2
Diversified Manufacturing Operations	1.2
Insurance-Multi-line	1.2
Finance-Other Services	1.2
Multimedia	1.2
Medical Products	1.1
Chemicals-Diversified	1.1
Finance-Investment Banker/Broker	1.1
Casino Hotels	1.1
Sovereign	0.9
Medical-HMO	0.9
Diversified Minerals	0.9
Insurance-Life/Health	0.9
Banks-Super Regional	0.8
Insurance-Mutual	0.8
Insurance-Property/Casualty	0.8
Distribution/Wholesale	0.8
Beverages-Non-alcoholic	0.8
Tobacco	0.8
Chemicals-Specialty	0.8
Advertising Services	0.8
Broadcast Services/Program	0.8
Telecommunication Equipment	0.7
Consumer Products-Misc.	0.7
Computer Services	0.7
Insurance-Reinsurance	0.7
Satellite Telecom	0.7
Retail-Drug Store	0.7
Aerospace/Defense	0.6
Finance-Consumer Loans	0.6
Enterprise Software/Service	0.6
Rental Auto/Equipment	0.6
Auto-Cars/Light Trucks	0.6
Beverages-Wine/Spirits	0.6
Banks-Fiduciary	0.6
Schools	0.6
Computers	0.6
Time Deposits	0.6
Electric-Generation	0.6
Containers-Paper/Plastic	0.6
Building Products-Wood	0.5
Data Processing/Management	0.5
Gas-Distribution	0.5
Precious Metals	0.5
Retail-Petroleum Products	0.4
Publishing-Periodicals	0.4
Diversified Operations	0.4
Finance-Commercial	0.4
Non-Hazardous Waste Disposal	0.4
Paper & Related Products	0.4
Gold Mining	0.4
Electronics-Military	0.4
Savings & Loans/Thrifts	0.4
Appliances	0.4
Building & Construction Products-Misc.	0.4
Containers-Metal/Glass	0.4
Oil-Field Services	0.4
Casino Services	0.4
Retail-Discount	0.4
Gambling (Non-Hotel)	0.4
Wire & Cable Products	0.3
Independent Power Producers	0.3
Aerospace/Defense-Equipment	0.3
Oil Refining & Marketing	0.3
Applications Software	0.3
Diversified Operations/Commercial Services	0.3
Industrial Gases	0.3
Commercial Services-Finance	0.3
Brewery	0.3
Machinery-General Industrial	0.3
Commercial Services	0.3
Instruments-Scientific	0.3
Semiconductor Equipment	0.3
Airlines	0.3
Electronic Connectors	0.3
Electric-Distribution	0.3
Advertising Sales	0.3
Retail-Consumer Electronics	0.2
Food-Meat Products	0.2
Food-Retail	0.2
Coatings/Paint	0.2
Home Furnishings	0.2
Power Converter/Supply Equipment	0.2
Electronic Components-Misc.	0.2
Retail-Restaurants	0.2
Forestry	0.2
Auto/Truck Parts & Equipment-Original	0.2
Retail-Regional Department Stores	0.2
Steel-Specialty	0.2
Computers-Memory Devices	0.2
Television	0.2
Agricultural Chemicals	0.2
Racetracks	0.2
Medical-Outpatient/Home Medical	0.2
Pharmacy Services	0.2
Metal-Diversified	0.2
Food-Dairy Products	0.2
Electronic Measurement Instruments	0.2
Health Care Cost Containment	0.2
Theaters	0.2
Non-Ferrous Metals	0.2
Cruise Lines	0.2
Steel Pipe & Tube	0.2
Vitamins & Nutrition Products	0.2
Steel-Producers	0.2
Investment Companies	0.2

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited) — (continued)

Retail-Perfume & Cosmetics	0.2%
Electronic Components-Semiconductors	0.2
Metal-Aluminum	0.1
Poultry	0.1
Miscellaneous Manufacturing	0.1
Hotels/Motels	0.1
Fisheries	0.1
Retail-Toy Stores	0.1
Banks-Special Purpose	0.1
Metal-Copper	0.1
Seismic Data Collection	0.1
Networking Products	0.1
SupraNational	0.1
Web Hosting/Design	0.1
Retail-Automobile	0.1
Retail-Apparel/Shoe	0.1
Electric Products-Misc.	0.1
Engines-Internal Combustion	0.1
Medical Instruments	0.1
Advertising Agencies	0.1
U.S. Government Treasuries	0.1
Building & Construction-Misc.	0.1
Computers-Integrated Systems	0.1
Diagnostic Kits	0.1
Oil Field Machinery & Equipment	0.1
Chemicals-Plastics	0.1
Machinery-Electrical	0.1
Medical-Biomedical/Gene	0.1
Wireless Equipment	0.1

98.3%

Credit Quality†#

AAA	1.2%
AA	3.2
A	28.3
BBB	33.2
BB	9.7
B	12.6
CCC	9.2
CC	0.1
C	0.1
Below C	0.4
Not Rated@	2.0

100%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
125 Home Loan Owner Trust Series 1998-1A, Class B1 9.26% due 02/15/29*(1)	$24,851	$16,153
SMFC Trust Series 1997-A, Class B1-4 5.29% due 01/20/35*(1)(2)(3)	4,855	2,670

Total Asset Backed Securities (cost $29,398)		18,823

CONVERTIBLE BONDS & NOTES — 0.2%
Distribution/Wholesale — 0.2%
School Specialty, Inc. Senior Sub. Notes 3.75% due 08/01/23 (cost $1,290,920)	1,575,000	1,520,977

U.S. CORPORATE BONDS & NOTES — 81.1%
Advertising Agencies — 0.1%
Interpublic Group of Companies, Inc. Senior Notes 10.00% due 07/15/17*	925,000	966,625

Advertising Sales — 0.3%
Lamar Media Corp Company Guar. Notes 7.25% due 01/01/13	725,000	699,625
Lamar Media Corp. Senior Notes 6.63% due 08/15/15	1,275,000	1,096,500
Lamar Media Corp. Company Guar. Notes Class B 6.63% due 08/15/15	550,000	473,000

		2,269,125

Advertising Services — 0.8%
Visant Holding Corp. Company Guar. Notes 7.63% due 10/01/12	1,000,000	1,005,000
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	4,550,000	4,572,750
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(4)	825,000	845,625
WDAC Subsidiary Corp. Senior Notes 8.38% due 12/01/14*(9)	1,225,000	367,500

		6,790,875

Aerospace/Defense — 0.6%
Boeing Co. Notes 5.13% due 02/15/13	1,000,000	1,069,834
Boeing Co. Debentures 8.75% due 09/15/31	900,000	1,167,570
Hawker Beechcraft Acquisition Co. LLC Company Guar. Notes 9.75% due 04/01/17	500,000	250,000
Lockheed Martin Corp. Senior Notes 4.12% due 03/14/13	970,000	996,550
Lockheed Martin Corp. Company Guar. Notes 7.65% due 05/01/16	2,000,000	2,361,816

		5,845,770

Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	1,175,000	1,116,250
Sequa Corp Senior Notes 13.50% due 12/01/15*(5)	399,695	221,831
Sequa Corp. Senior Notes 11.75% due 12/01/15*	875,000	522,812
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14	1,150,000	1,129,875

		2,990,768

Agricultural Chemicals — 0.1%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	700,000	654,500
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	525,000	558,877

		1,213,377

Airlines — 0.3%
Southwest Airlines Co. Notes 6.50% due 03/01/12	1,320,000	1,366,839
Southwest Airlines Co. Debentures 7.38% due 03/01/27	1,215,000	1,104,903

		2,471,742

Appliances — 0.4%
ALH Finance LLC/ALH Finance Corp. Senior Sub. Notes 8.50% due 01/15/13	1,075,000	980,937
Whirlpool Corp. Senior Notes 5.50% due 03/01/13	2,730,000	2,626,806

		3,607,743

Applications Software — 0.3%
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/16	1,400,000	1,316,000
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	1,525,000	1,570,750

		2,886,750

Auto-Cars/Light Trucks — 0.6%
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	4,620,000	4,887,128
General Motors Corp. Notes 7.20% due 01/15/11†(6)(7)	1,000,000	145,000

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)

General Motors Corp. Debentures 7.40% due 09/01/25†(6)(7)	$2,800,000	$385,000
General Motors Corp. Notes 9.45% due 11/01/11†(6)(7)	250,000	35,000

		5,452,128

Auto/Truck Parts & Equipment-Original — 0.2%
Tenneco Automotive, Inc. Company Guar. Notes 8.63% due 11/15/14	750,000	645,000
United Components, Inc. Senior Sub. Notes 9.38% due 06/15/13	1,750,000	1,198,750

		1,843,750

Banks-Commercial — 2.0%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15(12)(17)	1,236,000	365,962
Hudson United Bank Sub. Notes 7.00% due 05/15/12	1,000,000	1,045,968
M&T Bank Corp. Senior Notes 5.38% due 05/24/12	2,020,000	2,000,481
Manufacturers & Traders Trust Co. Sub. Notes 5.63% due 12/01/21(8)	2,235,000	1,692,523
Marshall & Ilsley Bank Notes 4.40% due 03/15/10	2,500,000	2,458,908
Marshall & Ilsley Corp. Notes 5.35% due 04/01/11	2,500,000	2,384,083
US Bank NA. Sub. Notes 4.95% due 10/30/14	3,690,000	3,886,588
Wachovia Bank NA Sub. Notes 4.80% due 11/01/14	2,000,000	1,965,380
Wachovia Bank NA Sub. Notes 4.88% due 02/01/15	1,350,000	1,318,056
Zions Bancorp. Sub. Notes 5.50% due 11/16/15	1,490,000	979,179

		18,097,128

Banks-Fiduciary — 0.6%
Northern Trust Corp. Senior Notes 4.63% due 05/01/14	610,000	644,818
Northern Trust Corp. Senior Notes 5.30% due 08/29/11	750,000	801,179
State Street Corp. Senior Notes 4.30% due 05/30/14	1,140,000	1,156,785
Wilmington Trust Corp. Notes 8.50% due 04/02/18	2,850,000	2,723,956

		5,326,738

Banks-Super Regional — 0.8%
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	460,000	501,799
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	450,000	487,847
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	1,360,000	1,370,071
Wachovia Corp. Notes 5.75% due 02/01/18	4,020,000	4,143,651
Wells Fargo Bank NA Sub. Notes 6.45% due 02/01/11	1,110,000	1,164,634

		7,668,002

Beverages-Non-alcoholic — 0.8%
Bottling Group LLC Senior Notes 5.50% due 04/01/16	3,260,000	3,480,754
Coca-Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	1,140,000	1,189,928
PepsiCo, Inc. Senior Notes 4.65% due 02/15/13	675,000	712,855
The Coca-Cola Co. Senior Notes 4.88% due 03/15/19	1,630,000	1,709,617

		7,093,154

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 8.38% due 12/15/14	1,375,000	1,423,125

Broadcast Services/Program — 0.1%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(5)	1,196,006	382,722
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	400,000	156,500
XM Satellite Radio, Inc. Senior Sec. Notes 11.25% due 06/15/13*	125,000	128,750

		667,972

Building & Construction Products-Misc. — 0.4%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	1,125,000	1,122,187
Louisiana Pacific Corp. Senior Notes 8.88% due 08/15/10	1,210,000	1,210,000
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14	375,000	135,000

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. (continued)

Nortek, Inc. Senior Notes 10.00% due 12/01/13	$450,000	$397,125
Panolam Industries International, Inc. Company Guar. Notes 10.75% due 10/01/13(6)	325,000	16,250
Ply Gem Industries, Inc. Senior Notes 11.75% due 06/15/13	700,000	528,500
USG Corp. Company Guar. Notes 9.75% due 08/01/14*	75,000	76,500

		3,485,562

Building & Construction-Misc. — 0.1%
Esco Corp. Senior Notes 8.63% due 12/15/13*	975,000	897,000

Building Products-Wood — 0.5%
Masco Corp. Senior Bonds 4.80% due 06/15/15	5,500,000	4,656,195

Cable/Satellite TV — 2.8%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(6)(7)	725,000	775,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(6)(7)	925,000	922,688
Comcast Corp. Company Guar. Notes 6.50% due 01/15/17	748,000	824,277
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	1,350,000	1,509,597
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	5,335,000	5,626,707
COX Communications, Inc. Notes 7.13% due 10/01/12	1,950,000	2,166,596
DirecTV Holdings LLC Senior Notes 8.38% due 03/15/13	1,949,000	1,990,416
DISH DBS Corp. Company Guar. Notes 6.63% due 10/01/14	1,900,000	1,824,000
Rainbow National Services LLC Senior Sub. Debentures 10.38% due 09/01/14*	1,353,000	1,413,885
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	2,450,000	2,573,894
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	1,710,000	1,849,813
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	2,340,000	2,842,148
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/19	490,000	608,036

		24,927,807

Casino Hotels — 1.1%
Ameristar Casinos, Inc. Senior Notes 9.25% due 06/01/14*	1,175,000	1,210,250
Harrahs Entertainment, Inc. Senior Sec. Notes 11.25% due 06/01/17*	650,000	658,125
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	1,950,000	1,404,000
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	725,000	529,250
MGM Mirage, Inc. Company Guar. Notes 8.38% due 02/01/11	1,400,000	1,155,000
MGM Mirage, Inc. Senior Notes 10.38% due 05/15/14*	125,000	134,219
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	250,000	275,000
MGM Mirage, Inc. Senior Notes 13.00% due 11/15/13*	550,000	620,125
San Pasqual Casino Development Group Notes 8.00% due 09/15/13*	1,125,000	956,250
Seminole Hard Rock Entertainment, Inc. Sec. Notes 3.13% due 03/15/14*(8)	1,400,000	1,050,000
Wynn Las Vegas LLC 1st Mtg. Bonds 6.63% due 12/01/14	1,700,000	1,576,750

		9,568,969

Casino Services — 0.4%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. Mtg. Backed Notes 10.25% due 06/15/15†*(6)(7)	925,000	27,750
Herbst Gaming, Inc. Company Guar. Notes 7.00% due 11/15/14†(6)(7)(9)(10)	625,000	63
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*(11)	1,725,000	1,293,750
Indianapolis Downs LLC & Capital Corp. Senior Sub. Notes 15.50% due 11/01/13*	93,859	48,807
Peninsula Gaming LLC Senior Sec. Notes 8.38% due 08/15/15*	400,000	400,000

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Services (continued)

Peninsula Gaming LLC Senior Notes 10.75% due 08/15/17*	$550,000	$534,187
Tunica-Biloxi Gaming Authority Senior Notes 9.00% due 11/15/15*	1,150,000	1,012,000

		3,316,557

Cellular Telecom — 1.5%
AT&T Mobility LLC Senior Notes 6.50% due 12/15/11	1,000,000	1,088,017
Centennial Communications Corp. Senior Notes 6.35% due 01/01/13(8)	950,000	925,062
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	796,000	819,880
Centennial Communications Corp./Cellular Operating Co., LLC Senior Notes 8.13% due 02/01/14	300,000	300,750
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	2,525,000	2,613,375
New Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	4,750,000	6,201,757
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	1,650,000	1,480,875

		13,429,716

Chemicals-Diversified — 1.1%
Dow Chemical Co. Senior Notes 8.55% due 05/15/19	3,030,000	3,324,198
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	3,630,000	3,910,392
E.I. Du Pont de Nemours & Co. Senior Notes 6.00% due 07/15/18	1,000,000	1,105,544
Rohm & Haas Co. Notes 6.00% due 09/15/17	1,400,000	1,330,925
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/23	225,000	164,250
Union Carbide Corp. Debentures 7.50% due 06/01/25	75,000	53,813

		9,889,122

Chemicals-Plastics — 0.1%
Hexion US Finance Corp. Senior Sec. Notes 9.75% due 11/15/14	1,125,000	753,750

Chemicals-Specialty — 0.8%
Albemarle Corp. Senior Notes 5.10% due 02/01/15	3,440,000	3,048,924
Ashland, Inc. Company Guar. Notes 9.13% due 06/01/17*	250,000	263,750
Chemtura Corp. Company Guar. Notes 6.88% due 06/01/16†(6)(7)(9)(10)	1,375,000	1,120,625
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	2,450,000	2,535,750

		6,969,049

Coatings/Paint — 0.2%
RPM International, Inc. Senior Note 6.50% due 10/15/09	2,350,000	2,101,607

Commercial Services — 0.3%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	1,400,000	1,193,500
U.S. Investigations Services, Inc. Company Guar. Notes 10.25% due 11/01/15*	1,050,000	892,500
U.S. Investigations Services, Inc. Company Guar. Notes 11.75% due 05/01/16*	700,000	560,000

		2,646,000

Commercial Services-Finance — 0.3%
Global Cash Finance Corp. Senior Sub. Notes 8.75% due 03/15/12	1,150,000	1,098,250
iPayment, Inc. Company Guar. Notes 9.75% due 05/15/14	975,000	570,375
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	1,125,000	1,136,250

		2,804,875

Computer Services — 0.7%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,825,000	1,569,500
Sungard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	2,150,000	2,203,750
Sungard Data Systems, Inc. Senior Notes 10.63% due 02/28/14*	2,000,000	2,115,000
Unisys Corp. Senior Notes 12.50% due 01/15/16	550,000	387,750

		6,276,000

Computers — 0.6%
Dell, Inc. Debentures 7.10% due 04/15/28	1,000,000	1,045,420
Hewlett-Packard Co. Senior Notes 6.13% due 03/01/14	1,780,000	1,998,970

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)

International Business Machines Corp. Senior Notes 5.70% due 09/14/17	$2,000,000	$2,188,444

		5,232,834

Computers-Integrated Systems — 0.1%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	1,100,000	895,125

Consumer Products-Misc. — 0.7%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*(5)	1,400,000	1,372,000
Central Garden and Pet Co. Company Guar. Notes 9.13% due 02/01/13	900,000	897,750
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	2,350,000	2,256,000
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	475,000	425,125
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	1,750,000	1,452,500

		6,403,375

Containers-Metal/Glass — 0.4%
Crown Americas LLC Senior Notes 7.75% due 11/15/15	1,650,000	1,674,750
Crown Americas LLC/Crown Americas Capital Corp. II Senior Notes 5.63% due 05/15/17*	225,000	228,938
Greif, Inc. Senior Notes 7.75% due 07/23/19*	150,000	148,875
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	1,325,000	1,354,812
Russell-Stanley Holdings, Inc. Senior Sub. Notes 9.00% due 11/30/08†*(1)(7)(9)(10)(21)	13,694	635

		3,408,010

Containers-Paper/Plastic — 0.6%
Berry Plastics Holding Corp. Sec. Notes 8.88% due 09/15/14	1,275,000	1,115,625
Graphic Packaging International, Inc. Senior Sub. Notes 9.50% due 08/15/13	2,000,000	1,992,500
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	1,375,000	1,447,187
Sealed Air Corp. Senior Notes 7.88% due 06/15/17*	250,000	264,015
Solo Cup Co. Senior Sec. Notes 10.50% due 11/01/13*	150,000	157,875

		4,977,202

Data Processing/Management — 0.5%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	1,650,000	1,392,188
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	3,120,000	3,219,166

		4,611,354

Diagnostic Kits — 0.1%
Inverness Medical Innovations, Inc. Senior Sub. Notes 9.00% due 05/15/16	875,000	875,000

Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12(17)	200,000	128,000
Affinity Group, Inc. Senior Notes 10.88% due 02/15/12(5)(17)	386,559	154,624

		282,624

Distribution/Wholesale — 0.6%
Baker & Taylor, Inc. Company Guar. Notes 11.50% due 07/01/13*	900,000	298,125
Kar Holdings, Inc. Senior Notes 10.00% due 05/01/15	2,125,000	1,870,000
Nebraska Book Co., Inc. Senior Sub. Notes 8.63% due 03/15/12	2,625,000	2,086,875
SGS International, Inc. Company Guar. Notes 12.00% due 12/15/13	2,250,000	1,575,000

		5,830,000

Diversified Banking Institutions — 5.5%
Bank of America Corp. Senior Notes 5.38% due 06/15/14	6,000,000	6,078,324
Bank of America Corp. Senior Notes 7.63% due 06/01/19	1,000,000	1,084,626
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	4,440,000	3,921,887
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	3,660,000	3,376,350
GMAC LLC Company Guar. Notes 7.00% due 02/01/12*	1,820,000	1,647,100
GMAC LLC Company Guar. Notes 8.00% due 11/01/31*	1,412,000	1,080,180
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	8,000,000	8,279,152

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)

JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	$5,830,000	$6,173,871
Morgan Stanley Notes 5.30% due 03/01/13	2,000,000	2,054,700
Morgan Stanley Senior Notes 5.95% due 12/28/17	1,130,000	1,163,540
Morgan Stanley Senior Notes 6.00% due 04/28/15	1,980,000	2,049,799
Morgan Stanley Senior Notes 6.63% due 04/01/18	3,090,000	3,288,616
Morgan Stanley Senior Notes 7.30% due 05/13/19	5,000,000	5,632,295
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	900,000	975,229
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	2,940,000	3,141,584
The Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	50,000	54,293

		50,001,546

Diversified Financial Services — 1.4%
Capmark Financial Group, Inc. Senior Notes 6.30% due 05/10/17	1,920,000	442,890
General Electric Capital Corp. Notes 4.25% due 06/15/12	1,500,000	1,503,849
General Electric Capital Corp. Notes 5.63% due 05/01/18	7,080,000	7,146,177
ZFS Finance USA Trust I Bonds 6.15% due 12/15/65*(8)	3,650,000	3,248,500

		12,341,416

Diversified Manufacturing Operations — 0.9%
Dover Corp. Senior Notes 5.45% due 03/15/18	2,400,000	2,508,845
Harsco Corp. Senior Notes 5.75% due 05/15/18	1,650,000	1,621,995
Ingersoll Rand Global Holding Co. Company Guar. Notes 6.88% due 08/15/18	1,670,000	1,741,140
KI Holdings, Inc. Senior Notes 9.88% due 11/15/14(4)	375,000	346,875
Koppers Industries Company Guar. Notes 9.88% due 10/15/13	769,000	769,000
SPX Corp. Senior Notes 7.63% due 12/15/14	1,325,000	1,318,375

		8,306,230

Diversified Operations — 0.1%
American Achievement Group Holding Senior Notes 16.75% due 10/01/12(5)	148,747	34,212
Kansas City Southern Railway Co. Senior Notes 8.00% due 06/01/15	825,000	800,250
Kansas City Southern Railway Co. Company Guar. Notes 13.00% due 12/15/13	400,000	448,000
Nebco Evans Holding, Co. Senior Notes 12.38% due 07/15/07†(1)(9)(10)	125,000	0

		1,282,462

Diversified Operations/Commercial Services — 0.3%
ARAMARK Corp. Company Guar. Notes 4.53% due 02/01/15(8)	300,000	261,000
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	2,600,000	2,619,500

		2,880,500

Electric Products-Misc. — 0.1%
Emerson Electric Co. Notes 4.88% due 10/15/19	980,000	1,005,687

Electric-Distribution — 0.3%
Ameren Union Electric Co. Senior Notes 6.00% due 04/01/18	2,360,000	2,431,843

Electric-Generation — 0.5%
Edison Mission Energy Senior Notes 7.00% due 05/15/17	550,000	437,938
Edison Mission Energy Senior Notes 7.75% due 06/15/16	1,550,000	1,302,000
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/17*	2,134,733	2,057,456

		3,797,394

Electric-Integrated — 5.5%
Alabama Power Co. Senior Notes 5.50% due 10/15/17	1,000,000	1,071,300
Alabama Power Co. Debentures 5.70% due 02/15/33	1,000,000	1,044,043
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	2,420,000	2,864,803

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)

Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	$1,145,000	$1,090,362
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	5,110,000	5,503,644
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	820,000	899,315
Consolidated Edison Co. of New York, Inc. Notes 5.50% due 09/15/16	960,000	1,020,762
Consolidated Edison Co. of New York, Inc. Senior Notes 6.65% due 04/01/19	1,525,000	1,753,442
Dominion Resources, Inc Senior Notes 5.95% due 06/15/35	1,500,000	1,546,572
Duke Energy Indiana, Inc. 1st Mtg. Bonds 6.35% due 08/15/38	460,000	529,892
Exelon Generation Co. LLC Notes 5.35% due 01/15/14	1,000,000	1,035,537
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/19*	393,025	365,198
FPL Group Capital, Inc. Company Guar. Notes 5.35% due 06/15/13	1,000,000	1,061,068
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/15	280,000	337,610
Midamerican Energy Co. Notes 4.65% due 10/01/14	800,000	844,606
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/37	4,750,000	4,935,806
Northern States Power/MN 1st Mtg. Bonds 5.25% due 03/01/18	1,435,000	1,515,921
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	1,000,000	1,054,939
Pacific Gas & Electric Co. Notes 6.05% due 03/01/34	1,660,000	1,801,493
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/36	1,540,000	1,393,377
Progress Energy, Inc. Senior Notes 7.05% due 03/15/19	1,640,000	1,880,342
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	1,000,000	1,079,929
PSI Energy, Inc. Senior Notes 6.05% due 06/15/16	2,335,000	2,496,575
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	725,000	671,196
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	3,900,000	3,061,500
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/19	2,310,000	2,382,548
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	3,370,000	3,625,244
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/36	860,000	800,464
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/14	2,000,000	2,143,454

		49,810,942

Electronic Components-Semiconductors — 0.2%
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	750,000	502,500
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(11)	1,547,828	859,045

		1,361,545

Electronic Connectors — 0.3%
Thomas & Betts Corp. Notes 7.25% due 06/01/13	2,425,000	2,437,981

Electronic Measurement Instruments — 0.2%
Sensus Metering Systems, Inc. Senior Sub. Notes 8.63% due 12/15/13	1,575,000	1,513,969

Electronics-Military — 0.4%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	300,000	284,250
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	725,000	706,875
L-3 Communications Corp. Company Guar. Notes 6.13% due 01/15/14	1,875,000	1,814,062
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	875,000	840,000

		3,645,187

Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp. Company Guar. Notes 8.88% due 03/15/11	960,000	975,600

Enterprise Software/Service — 0.6%
BMC Software, Inc. Senior Notes 7.25% due 06/01/18	1,175,000	1,197,794

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service (continued)

Oracle Corp. Notes 6.50% due 04/15/38	$3,920,000	$4,532,331

		5,730,125

Finance-Auto Loans — 1.3%
American Honda Finance Corp. Notes 4.63% due 04/02/13*	2,860,000	2,799,445
Ford Motor Credit Co. LLC Senior Notes 7.25% due 10/25/11	2,375,000	2,230,063
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	1,025,000	918,730
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	3,925,000	3,889,090
Nissan Motor Acceptance Corp. Senior Notes 5.63% due 03/14/11*	2,210,000	2,154,724

		11,992,052

Finance-Commercial — 0.3%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	2,300,000	1,940,751
Textron Financial Corp. Junior Sub. Bonds 6.00% due 02/15/67*(8)	2,400,000	1,104,000

		3,044,751

Finance-Consumer Loans — 0.6%
HSBC Finance Corp. Notes 4.75% due 04/15/10	860,000	871,911
HSBC Finance Corp. Notes 5.00% due 06/30/15	3,070,000	2,929,821
HSBC Finance Capital Trust IX Company Guar. Bonds 5.91% due 11/30/35(8)	3,700,000	2,035,000

		5,836,732

Finance-Credit Card — 1.7%
American Express Co. Senior Notes 4.88% due 07/15/13	1,600,000	1,617,739
American Express Co. Senior Notes 8.13% due 05/20/19	4,330,000	4,784,170
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	4,220,000	4,342,097
Capital One Bank USA NA Sub. Notes 8.80% due 07/15/19	3,250,000	3,525,278
MBNA Corp. Senior Notes 7.50% due 03/15/12	1,000,000	1,056,318

		15,325,602

Finance-Investment Banker/Broker — 1.1%
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	230,000	245,359
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	1,500,000	1,325,151
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/19	3,130,000	3,171,263
Lehman Brothers Holdings, Inc. Bonds 7.88% due 08/15/10†(6)(7)	4,250,000	733,125
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	3,810,000	4,271,113

		9,746,011

Finance-Other Services — 1.1%
American Real Estate Partners Company Guar. Notes 7.13% due 02/15/13	450,000	417,375
National Rural Utilities Cooperative Finance Corp. Senior Notes 5.50% due 07/01/13	2,120,000	2,272,729
National Rural Utilities Cooperative Finance Corp. Notes 5.45% due 02/01/18	2,620,000	2,691,429
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 9.25% due 04/01/15	725,000	688,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 10.63% due 04/01/17	1,175,000	1,063,375
TIAA Global Markets, Inc. Notes 4.95% due 07/15/13*	2,470,000	2,592,598

		9,726,256

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Debentures 6.63% due 10/01/28	250,000	115,214

Fisheries — 0.1%
ASG Consolidated LLC/ASG Finance, Inc. Senior Notes 11.50% due 11/01/11(4)	1,350,000	1,242,000

Food-Dairy Products — 0.2%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	1,625,000	1,531,563

Food-Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	825,000	701,250
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	950,000	712,500

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food-Meat Products (continued)

Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	$225,000	$234,562
Tyson Foods, Inc. Senior Notes 10.50% due 03/01/14*	475,000	527,250

		2,175,562

Food-Misc. — 1.4%
B&G Foods Holding Corp. Company Guar. Notes 8.00% due 10/01/11	675,000	678,375
B&G Foods, Inc. Company Guar. Notes 12.00% due 10/30/16(18)(19)	82,200	565,536
Del Monte Corp. Company Guar. Notes 6.75% due 02/15/15	600,000	583,500
General Mills, Inc. Notes 5.70% due 02/15/17	2,370,000	2,559,135
Kellogg Co. Senior Notes 4.25% due 03/06/13	1,540,000	1,603,111
Kellogg Co. Senior Notes 5.13% due 12/03/12	1,120,000	1,208,248
Kraft Foods, Inc. Notes 5.25% due 10/01/13	2,500,000	2,635,057
Kraft Foods, Inc. Senior Notes 6.13% due 02/01/18	510,000	556,659
M-Foods Holdings, Inc. Senior Notes 9.75% due 10/01/13*	775,000	788,563
Michael Foods, Inc. Senior Sub. Notes 8.00% due 11/15/13	1,700,000	1,704,250

		12,882,434

Food-Retail — 0.2%
Jitney-Jungle Stores of America, Inc. Company Guar. Notes 10.38% due 09/15/07†(1)(9)(10)	125,000	0
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	700,000	694,750
The Kroger Co. Senior Notes 6.90% due 04/15/38	1,290,000	1,463,355

		2,158,105

Forestry — 0.2%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	2,175,000	1,862,194

Gambling (Non-Hotel) — 0.4%
Great Canadian Gaming Corp. Company Guar. Notes 7.25% due 02/15/15*	1,450,000	1,334,000
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	1,425,000	1,221,937
Shingle Springs Tribal Gaming Authority Senior Notes 9.38% due 06/15/15*	1,100,000	704,000

		3,259,937

Gas-Distribution — 0.5%
Atmos Energy Corp. Senior Notes 5.13% due 01/15/13	1,510,000	1,546,584
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	230,000	276,165
Sempra Energy Senior Notes 6.50% due 06/01/16	2,230,000	2,448,005

		4,270,754

Gold Mining — 0.3%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	2,960,000	2,833,282

Golf — 0.0%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11†(6)(9)(10)	450,000	4,500

Health Care Cost Containment — 0.2%
Viant Holdings, Inc. Company Guar. Notes 9.88% due 07/15/17*	1,780,000	1,495,200

Home Furnishings — 0.2%
Norcraft Holdings LP/Norcraft Capital Corp. Senior Notes 9.75% due 09/01/12(4)	225,000	213,750
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	1,550,000	1,414,375
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*	400,000	436,000

		2,064,125

Hotel/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	1,470,000	1,246,212

Independent Power Producers — 0.3%
NRG Energy, Inc. Company Guar. Notes 7.25% due 02/01/14	2,150,000	2,112,375
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,000,000	967,500

		3,079,875

Industrial Audio & Video Products — 0.0%
Da-Lite Screen Co., Inc. Senior Notes 9.50% due 05/15/11	250,000	220,000

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Industrial Gases — 0.3%
Airgas, Inc. Senior Notes 7.13% due 10/01/18*	$250,000	$250,000
Praxair, Inc. Senior Notes 4.63% due 03/30/15	2,485,000	2,604,017

		2,854,017

Instruments-Scientific — 0.3%
Thermo Electron Corp. Senior Notes 5.00% due 06/01/15	2,584,000	2,635,680

Insurance-Life/Health — 0.9%
Pacific Life Corp. Bonds 6.60% due 09/15/33*	2,700,000	2,198,021
Pacific Life Global Funding Notes 5.15% due 04/15/13*	2,350,000	2,351,311
Prudential Financial, Inc. Senior Notes 5.15% due 01/15/13	1,790,000	1,769,587
Prudential Financial, Inc. Notes 6.63% due 12/01/37	2,130,000	1,889,485

		8,208,404

Insurance-Multi-line — 0.9%
Allstate Corp. Senior Notes 5.00% due 08/15/14	2,000,000	2,010,752
CNA Financial Corp. Senior Notes 6.00% due 08/15/11	1,050,000	1,018,815
CNA Financial Corp. Notes 6.50% due 08/15/16	280,000	230,218
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/16	830,000	737,046
MetLife, Inc. Senior Notes 6.75% due 06/01/16	3,100,000	3,335,820
MetLife, Inc. Junior Sub. Notes 10.75% due 08/01/69	900,000	963,000
USF&G Capital II Company Guar. Notes 8.31% due 07/01/46*	250,000	170,053

		8,465,704

Insurance-Mutual — 0.8%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	3,600,000	3,039,289
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	3,350,000	3,592,098
Union Central Life Insurance Notes 8.20% due 11/01/26*	1,250,000	888,350

		7,519,737

Insurance-Property/Casualty — 0.8%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	2,050,000	2,136,826
ACE INA Holdings, Inc. Company Guar. Notes 5.70% due 02/15/17	3,010,000	3,129,990
Chubb Corp. Senior Notes 5.75% due 05/15/18	630,000	671,127
Travelers Cos., Inc. Senior Notes 5.50% due 12/01/15	775,000	801,910
Travelers Cos., Inc. Jr. Sub. Debentures 6.25% due 03/15/37(8)	725,000	616,704

		7,356,557

Insurance-Reinsurance — 0.7%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.85% due 01/15/15	5,925,000	6,199,239

Investment Management/Advisor Services — 1.7%
Blackrock, Inc. Senior Notes 6.25% due 09/15/17	7,190,000	7,495,525
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	1,550,000	1,530,214
FMR Corp. Bonds 7.57% due 06/15/29*	2,200,000	1,989,269
Janus Capital Group, Inc. Notes 6.25% due 06/15/12	750,000	727,746
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	1,450,000	1,295,537
Nuveen Investments, Inc. Senior Notes 5.00% due 09/15/10	430,000	419,250
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	430,000	236,500
Nuveen Investments, Inc. Senior Notes 10.50% due 11/15/15*	2,500,000	1,775,000

		15,469,041

Machinery-Electrical — 0.1%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	600,000	601,500

Machinery-General Industrial — 0.3%
Roper Industries, Inc. Senior Notes 6.63% due 08/15/13	2,660,000	2,765,772

Medical Instruments — 0.1%
Accellent, Inc. Company Guar. Notes 10.50% due 12/01/13	1,050,000	968,625

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Medical Products — 1.1%
Baxter International, Inc. Senior Notes 6.25% due 12/01/37	$1,130,000	$1,247,362
Covidien International Finance SA Senior Notes 6.55% due 10/15/37	1,400,000	1,603,042
LVB Acquisition Holding LLC Company Guar. Notes 11.63% due 10/15/17	3,000,000	3,255,000
Universal Hospital Services, Inc. Senior Sec. Notes 4.64% due 06/01/15(8)	300,000	252,000
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(11)	1,600,000	1,552,000
VWR Funding, Inc. Company Guaranteed Notes 10.25% due 07/15/15(11)	2,475,000	2,178,000

		10,087,404

Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	600,000	573,000

Medical-HMO — 0.9%
Aetna, Inc. Senior Notes 5.75% due 06/15/11	810,000	849,604
CIGNA Corp. Senior Notes 6.35% due 03/15/18	1,635,000	1,540,075
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	3,300,000	3,343,837
WellPoint, Inc. Senior Notes 5.85% due 01/15/36	760,000	674,442
WellPoint, Inc. Bonds 6.80% due 08/01/12	1,800,000	1,906,245

		8,314,203

Medical-Hospitals — 1.3%
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	1,300,000	1,342,250
HCA, Inc. Senior Notes 7.50% due 11/06/33	625,000	432,373
HCA, Inc. Senior Sec. Notes 9.63% due 11/15/16(11)	6,337,000	6,606,322
United Surgical Partners Company Guar. Notes 9.25% due 05/01/17(11)	2,325,000	1,987,875
Vanguard Health Holding Co. II LLC Senior Sub. Notes 9.00% due 10/01/14	1,050,000	1,050,000

		11,418,820

Medical-Outpatient/Home Medical — 0.2%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/16	750,000	487,500
National Mentor Holdings, Inc. Company Guar. Notes 11.25% due 07/01/14	1,325,000	1,159,375

		1,646,875

Metal Processors & Fabrication — 0.0%
Hawk Corp. Senior Notes 8.75% due 11/01/14	275,000	275,000

Metal-Aluminum — 0.2%
Alcoa, Inc. Notes 5.55% due 02/01/17	1,470,000	1,337,196

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	1,075,000	1,139,500

Miscellaneous Manufacturing — 0.1%
Reddy Ice Holdings, Inc. Senior Notes 10.50% due 11/01/12(4)	1,750,000	1,251,250

Multimedia — 1.0%
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/16	650,000	742,379
News America Holdings, Inc. Company Guar. Notes 9.25% due 02/01/13	1,000,000	1,166,619
News America, Inc. Company Guar. Bonds 6.65% due 11/15/37	400,000	414,546
News America, Inc. Company Guar. Bonds 7.63% due 11/30/28	1,000,000	1,037,097
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	2,600,000	2,754,986
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	1,600,000	1,705,744
Time Warner, Inc. Company Guar. Notes 6.88% due 05/01/12	1,000,000	1,091,503

		8,912,874

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	1,010,000	1,106,377

Non-Hazardous Waste Disposal — 0.4%
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	1,025,000	1,060,875
Browning-Ferris Industries, Inc. Debentures 9.25% due 05/01/21	375,000	411,139
Republic Services, Inc. Senior Notes 6.75% due 08/15/11	900,000	934,231

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal (continued)

Waste Management, Inc. Company Guar. Notes 7.38% due 03/11/19	$1,150,000	$1,306,299

		3,712,544

Office Furnishings-Original — 0.0%
Interface, Inc. Senior Sec. Notes 11.38% due 11/01/13*	75,000	78,938

Oil Companies-Exploration & Production — 1.7%
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 01/15/16	3,700,000	3,478,000
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	350,000	371,438
Denbury Resources, Inc. Company Guar. Notes 9.75% due 03/01/16	525,000	560,437
Forest Oil Corp. Company Guar. Bonds 7.25% due 06/15/19	1,125,000	1,070,156
Forest Oil Corp. Senior Notes 8.50% due 02/15/14*	300,000	304,500
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,125,000	1,001,250
Linn Energy LLC Company Guar. Notes 11.75% due 05/15/17*	600,000	606,000
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/15	800,000	800,000
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	2,250,000	2,424,375
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	1,325,000	1,315,062
Sandridge Energy, Inc. Senior Notes 8.00% due 06/01/18*	975,000	887,250
XTO Energy, Inc. Senior Notes 6.25% due 08/01/17	1,380,000	1,501,931
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	440,000	469,407
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	605,000	676,830

		15,466,636

Oil Field Machinery & Equipment — 0.1%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	900,000	769,500

Oil Refining & Marketing — 0.3%
Reliance Industries, Ltd. Notes 8.25% due 01/15/27*	500,000	487,456
Valero Energy Corp. Senior Notes 7.50% due 04/15/32	1,540,000	1,503,719
Valero Energy Corp. Senior Notes 9.38% due 03/15/19	800,000	928,331

		2,919,506

Oil-Field Services — 0.1%
Basic Energy Services, Inc. Company Guar. Notes 7.13% due 04/15/16	800,000	568,000

Paper & Related Products — 0.4%
Clearwater Paper Corp. Senior Notes 10.63% due 06/15/16*	250,000	262,500
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	1,150,000	1,190,250
NewPage Corp. Senior Sec. Notes 10.00% due 05/01/12	850,000	378,250
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	1,000,000	290,000
Pope & Talbot, Inc. Debentures 8.38% due 06/01/13†(6)(7)(9)	250,000	1,250
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14*	250,000	234,375
Westvaco Corp. Debentures 7.65% due 03/15/27	1,350,000	1,209,492

		3,566,117

Pharmacy Services — 0.2%
Omnicare, Inc. Company Guar. Notes 6.88% due 12/15/15	1,700,000	1,585,250

Physical Therapy/Rehabilitation Centers — 0.0%
Psychiatric Solutions, Inc. Senior Sub. Notes 7.75% due 07/15/15*	300,000	276,750

Pipelines — 2.1%
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	880,000	919,230
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19	1,300,000	1,035,125
El Paso Energy Corp. Senior Notes 7.80% due 08/01/31	1,075,000	960,001
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	500,000	514,823

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)

Enterprise Products Operating LLC Company Guar. Notes 9.75% due 01/31/14	$2,210,000	$2,650,749
Holly Energy Partners LP Company Guar. Notes 6.25% due 03/01/15	1,400,000	1,246,000
Kinder Morgan Energy Partners Senior Notes 5.85% due 09/15/12	1,000,000	1,056,313
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/35	2,540,000	2,376,328
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	1,625,000	1,511,250
Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14	250,000	259,457
Regency Energy Partners Company Guar. Notes 8.38% due 12/15/13	1,975,000	1,984,875
Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	3,005,000	3,194,859
Tennessee Gas Pipeline Co. Debentures 7.50% due 04/01/17	350,000	388,584
Tennessee Gas Pipeline Co. Senior Notes 8.00% due 02/01/16	275,000	305,250
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	300,000	326,250

		18,729,094

Poultry — 0.1%
Pilgrim’s Pride Corp. Senior Notes 7.63% due 05/01/15†(6)(7)	350,000	322,875
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17†(6)(7)	1,175,000	975,250

		1,298,125

Power Converter/Supply Equipment — 0.2%
Hubbell, Inc. Senior Notes 5.95% due 06/01/18	2,160,000	2,053,156

Publishing-Periodicals — 0.4%
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13†(6)(7)	1,581,000	292,485
Dex Media, Inc. Senior Notes 9.00% due 11/15/13†(4)(6)(7)	500,000	85,000
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16†(6)(7)	1,275,000	55,781
MediMedia USA, Inc. Senior Sub. Notes 11.38% due 11/15/14*	1,925,000	1,097,250
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	200,000	209,500
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 11.63% due 02/01/14	1,300,000	1,368,250
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 12.00% due 08/01/16(4)	575,000	418,313
R.H. Donnelley Corp. Senior Notes 6.88% due 01/15/13†(6)(7)	675,000	40,500
R.H. Donnelley Corp. Senior Notes 8.88% due 01/15/16†(6)(7)	825,000	49,500
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17†(6)(7)	1,150,000	69,000
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17(12)(17)	2,100,000	126,000

		3,811,579

Quarrying — 0.0%
Compass Minerals International, Inc. Senior Notes 8.00% due 06/01/19*	425,000	418,625

Racetracks — 0.2%
Penn National Gaming, Inc. Senior Sub. Notes 6.75% due 03/01/15	1,075,000	1,010,500
Yonkers Racing Corp. Senior Sec. Notes 11.38% due 07/15/16*	625,000	639,062

		1,649,562

Real Estate Investment Trusts — 1.3%
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	910,000	745,064
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	550,000	508,750
Host Hotels & Resorts LP Senior Notes 6.88% due 11/01/14	1,075,000	1,021,250
Host Hotels & Resorts LP Senior Notes 7.13% due 11/01/13	500,000	485,000
Liberty Property LP Senior Notes 6.63% due 10/01/17	1,300,000	1,128,907
ProLogis Senior Notes 5.50% due 04/01/12	980,000	926,042
Simon Property Group LP Notes 4.88% due 08/15/10	500,000	512,215

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)

Simon Property Group LP Notes 5.60% due 09/01/11	$1,010,000	$1,044,617
Simon Property Group LP Senior Notes 6.13% due 05/30/18	1,400,000	1,323,738
Simon Property Group LP Notes 6.35% due 08/28/12	400,000	406,396
Simon Property Group LP Senior Notes 6.75% due 05/15/14	2,025,000	2,094,668
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.50% due 06/01/16	375,000	352,500
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.50% due 06/01/16	200,000	188,000
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	675,000	634,500

		11,371,647

Real Estate Operations & Development — 0.0%
Susa Partnership LP Notes 8.20% due 06/01/17	250,000	284,279

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(6)(7)	250,000	2,500
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16†(6)(7)	450,000	6,750

		9,250

Rental Auto/Equipment — 0.6%
Erac USA Finance Co. Company Guar. Notes 6.38% due 10/15/17*	2,680,000	2,504,315
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	1,300,000	1,114,750
RSC Equipment Rental, Inc. Senior Sec. Notes 10.00% due 07/15/17*	325,000	339,625
The Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	1,100,000	1,058,750
The Hertz Corp. Company Guar. Notes 10.50% due 01/01/16	600,000	573,000

		5,590,440

Resort/Theme Parks — 0.0%
HRP Myrtle Beach Operations LLC Senior Sec. Notes 7.38% due 04/01/12†*(6)(7)(9)	475,000	48

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 8.50% due 06/15/19*	1,000,000	1,006,469

Retail-Automobile — 0.1%
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	1,200,000	1,020,000

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 6.75% due 07/15/13	2,140,000	2,241,355

Retail-Discount — 0.4%
Costco Wholesale Corp. Senior Notes 5.30% due 03/15/12	915,000	981,831
Dollar General Corp. Company Guar. Notes 11.88% due 07/15/17(11)	2,075,000	2,324,000

		3,305,831

Retail-Drug Store — 0.7%
CVS Caremark Corp. Senior Notes 5.75% due 08/15/11	450,000	477,827
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	4,790,000	5,098,749
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/27*	691,840	597,798

		6,174,374

Retail-Office Supplies — 0.0%
U.S. Office Products Co. Senior Notes 9.75% due 06/15/08†(1)(9)	300,000	0

Retail-Perfume & Cosmetics — 0.2%
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	1,325,000	1,364,750

Retail-Petroleum Products — 0.4%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. Senior Notes 7.13% due 05/20/16	2,000,000	1,940,000
Inergy LP/ Inergy Finance Corp. Senior Notes 6.88% due 12/15/14	2,125,000	2,008,125

		3,948,125

Retail-Regional Department Stores — 0.2%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	875,000	800,371
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/37	375,000	303,590
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	375,000	277,028
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 01/15/32	325,000	237,747

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Regional Department Stores (continued)

Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	$275,000	$223,103

		1,841,839

Retail-Restaurants — 0.2%
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	800,000	744,000
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	1,350,000	1,275,750

		2,019,750

Retail-Toy Stores — 0.1%
Toys “R” Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/17*	1,200,000	1,242,000

Rubber-Tires — 0.0%
American Tire Distributors, Inc. Senior Notes 10.75% due 04/01/13	375,000	311,250
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14†(10)(11)(13)(17)	750,000	45,000

		356,250

Savings & Loans/Thrifts — 0.4%
Astoria Financial Corp. Notes 5.75% due 10/15/12	1,700,000	1,538,966
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	2,130,000	2,084,863

		3,623,829

Schools — 0.6%
Boston University Notes 7.63% due 07/15/97	2,000,000	2,245,082
Education Management LLC Company Guar. Notes 10.25% due 06/01/16	1,975,000	2,009,562
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/15*	1,075,000	1,032,000

		5,286,644

Semiconductor Equipment — 0.3%
KLA Tencor Corp. Senior Notes 6.90% due 05/01/18	2,640,000	2,555,736

Special Purpose Entities — 1.6%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(4)	1,350,000	1,147,500
Army Hawaii Family Housing Trust Bonds 5.52% due 06/15/50*	790,000	539,633
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	4,020,000	4,139,028
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/50*	1,630,000	1,128,139
Capital One Capital IV Company Guar. Bonds 6.75% due 02/17/37(8)	2,980,000	2,145,600
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	350,000	356,125
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	1,200,000	684,000
Fresenius U.S. Finance II Senior Notes 9.00% due 07/15/15*	475,000	513,000
Nalco Finance Holdings, Inc. Senior Notes 9.00% due 02/01/14(4)	183,000	184,830
NBC Acquisition Corp. Senior Notes 11.00% due 03/15/13(4)	800,000	336,000
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	700,000	654,500
Universal City Development Partners Senior Notes 11.75% due 04/01/10	1,000,000	995,000
Universal City Florida Holding Co. Senior Notes 5.78% due 05/01/10(8)	1,075,000	935,250
Vanguard Health Holding Co. I LLC Senior Notes 11.75% due 10/01/15(4)	525,000	528,938

		14,287,543

Steel Pipe & Tube — 0.2%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17	1,120,000	820,400
Valmont Industries, Inc. Company Guar. Notes 6.88% due 05/01/14	600,000	595,500

		1,415,900

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	1,620,000	1,775,018

Telecom Services — 0.9%
Digicel Group Ltd. Senior Notes 9.13% due 01/15/15*(12)	935,000	813,450
Embarq Corp. Notes 6.74% due 06/01/13	1,270,000	1,334,148
Qwest Corp. Senior Notes 8.88% due 03/15/12	2,050,000	2,126,875
SBA Telecommunications, Inc. Company Guar. Notes 8.00% due 08/15/16*	225,000	227,250

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)

SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	$225,000	$228,375
West Corp. Company Guar. Notes 9.50% due 10/15/14	1,750,000	1,662,500
West Corp. Company Guar. Notes 11.00% due 10/15/16	1,925,000	1,775,812

		8,168,410

Telecommunication Equipment — 0.7%
Harris Corp. Senior Notes 5.95% due 12/01/17	6,400,000	6,698,381

Telephone-Integrated — 1.4%
AT&T, Inc. Notes 5.10% due 09/15/14	2,000,000	2,142,794
BellSouth Corp. Bonds 5.20% due 09/15/14	2,000,000	2,132,804
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	900,000	828,000
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	4,250,000	3,777,187
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	900,000	786,375
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	275,000	275,000
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	1,920,000	2,163,324
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	250,000	253,750

		12,359,234

Television — 0.1%
Newport Television LLC/ NTV Finance Corp. Senior Notes 13.00% due 03/15/17*(11)	1,100,000	198,000
Univision Communications, Inc. Company Guar. Notes 9.75% due 03/15/15*(11)	1,075,000	714,875
Univision Communications, Inc. Senior Sec. Notes 12.00% due 07/01/14*	150,000	159,750

		1,072,625

Theaters — 0.2%
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/19*	1,175,000	1,216,125
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/19*	250,000	257,500

		1,473,625

Tobacco — 0.8%
Alliance One International, Inc. Senior Notes 10.00% due 07/15/16*	825,000	812,625
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	2,500,000	2,989,670
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	2,410,000	2,564,057
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/18	650,000	679,416

		7,045,768

Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	875,000	428,750

Transport-Rail — 1.0%
Burlington North Santa Fe Corp. Notes 4.88% due 01/15/15	3,450,000	3,546,583
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/21	358,576	411,669
Norfolk Southern Corp. Senior Notes 5.75% due 01/15/16*	550,000	576,386
Norfolk Southern Corp. Senior Notes 6.75% due 02/15/11	1,295,000	1,375,664
Union Pacific Corp. Senior Notes 4.88% due 01/15/15	3,320,000	3,418,830

		9,329,132

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	390,000	390,381

Vitamins & Nutrition Products — 0.2%
General Nutrition Centers, Inc. Company Guar. Notes 6.40% due 03/15/14(8)	1,600,000	1,412,000

Web Hosting/Design — 0.1%
Terremark Worldwide, Inc. Senior Sec. Notes 12.00% due 06/17/17*	1,025,000	1,035,250

Wire & Cable Products — 0.3%
Belden, Inc. Senior Sub. Notes 7.00% due 03/15/17	1,450,000	1,276,000

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Wire & Cable Products (continued)

General Cable Corp. Company Guar. Notes 7.13% due 04/01/17	$1,930,000	$1,833,500

		3,109,500

Wireless Equipment — 0.1%
CC Holdings GS V LLC/ Crown Castle GS III Corp. Senior Notes 7.75% due 05/01/17*	225,000	229,500
Crown Castle International Corp. Senior Notes 9.00% due 01/15/15	275,000	290,469

		519,969

Total U.S. Corporate Bonds & Notes (cost $740,352,161)		734,261,552

FOREIGN CORPORATE BONDS & NOTES — 15.3%
Agricultural Chemicals — 0.1%
Fertinitro Finance, Inc. Company Guar. Notes 8.29% due 04/01/20*(9)	1,005,000	497,475

Banks-Commercial — 0.2%
Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/15/16*(8)(13)	2,850,000	1,824,000

Banks-Special Purpose — 0.1%
Corporacion Andina de Fomento Notes 7.38% due 01/18/11	1,185,000	1,238,323

Beverages-Wine/Spirits — 0.4%
Bacardi, Ltd. Senior Notes 7.45% due 04/01/14*	3,630,000	3,949,504

Brewery — 0.3%
SABMiller PLC Notes 6.50% due 07/01/16*	2,645,000	2,798,648

Broadcast Services/Program — 0.7%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	6,015,000	5,672,722
XM Satellite Radio Holdings, Inc. Senior Notes 13.00% due 08/01/13*	950,000	852,625

		6,525,347

Cable/Satellite TV — 0.2%
Kabel Deutschland GmbH Company Guar. Bonds 10.63% due 07/01/14	1,625,000	1,702,187

Cellular Telecom — 1.2%
America Movil SA de CV Notes 5.75% due 01/15/15	3,900,000	3,998,768
Digicel SA Senior Notes 12.00% due 04/01/14*	400,000	417,000
Rogers Communications, Inc. Company Guar. Notes 5.50% due 03/15/14	1,860,000	1,987,724
Vodafone Group PLC Notes 5.35% due 02/27/12	2,480,000	2,641,656
Vodafone Group PLC Notes 5.63% due 02/27/17	1,790,000	1,900,014

		10,945,162

Computers-Memory Devices — 0.2%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,750,000	1,645,000
SMART Modular Technologies, Inc. Sec. Notes 6.10% due 04/01/12(8)	146,000	127,202

		1,772,202

Cruise Lines — 0.2%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	1,275,000	1,141,125
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 06/15/16	350,000	288,750

		1,429,875

Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Sub. Notes 5.25% due 12/12/12	2,558,000	2,658,990

Diversified Manufacturing Operations — 0.3%
Tyco Electronics Group SA Company Guar. Notes 5.95% due 01/15/14	2,870,000	2,778,831

Diversified Minerals — 0.9%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.50% due 04/01/19	620,000	705,597
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	2,580,000	2,732,726
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	2,380,000	2,498,103
Teck Resources, Ltd. Senior Sec. Notes 9.75% due 05/15/14*	350,000	389,375
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16*	1,275,000	1,443,937
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19*	450,000	523,688

		8,293,426

Diversified Operations — 0.3%
Hutchison Whampoa International, Ltd. Company Guar. Notes 6.50% due 02/13/13*	433,000	464,569

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Operations (continued)

Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/19*	$1,000,000	$1,143,885
Stena AB Senior Notes 7.00% due 12/01/16	250,000	198,125
Stena AB Senior Notes 7.50% due 11/01/13	825,000	701,250

		2,507,829

Electric-Integrated — 0.3%
Electricite de France Notes 5.50% due 01/26/14*	1,810,000	1,969,753
Enersis SA Notes 7.40% due 12/01/16	600,000	649,447
Korea Hydro & Nuclear Power Co., Ltd. Senior Notes 6.25% due 06/17/14*	1,155,000	1,203,497

		3,822,697

Electronic Components-Misc. — 0.2%
Koninklijke Philips Electronics N.V. Senior Notes 4.63% due 03/11/13	380,000	389,041
Koninklijke Philips Electronics N.V. Senior Notes 5.75% due 03/11/18	1,590,000	1,661,027

		2,050,068

Finance-Other Services — 0.1%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	1,000,000	920,000

Gold Mining — 0.1%
Barrick Gold Corp. Senior Notes 6.95% due 04/01/19	700,000	812,738

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/30	2,500,000	2,584,720

Investment Companies — 0.1%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.50% due 11/16/11*	1,400,000	1,369,487

Investment Management/Advisor Services — 0.2%
Invesco, Ltd. Company Guar. Notes 5.63% due 04/17/12	2,000,000	2,000,162

Metal-Diversified — 0.2%
Noranda, Inc. Notes 6.00% due 10/15/15	1,750,000	1,579,718

Multimedia — 0.2%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	1,625,000	1,543,750

Non-Ferrous Metals — 0.2%
Codelco, Inc. Bonds 5.63% due 09/21/35*	1,600,000	1,460,816

Oil Companies-Exploration & Production — 1.0%
Canadian Natural Resources, Ltd. Notes 4.90% due 12/01/14	770,000	798,808
Canadian Natural Resources, Ltd. Bonds 5.85% due 02/01/35	4,960,000	4,967,787
Husky Oil, Ltd. Senior Debentures 7.55% due 11/15/16	3,180,000	3,412,395
Ras Laffan Liquefied Natural Gas Co., Ltd. Sec. Notes 3.44% due 09/15/09*	200,000	199,810

		9,378,800

Oil Companies-Integrated — 1.5%
Conoco Funding Co. Company Guar. Notes 7.25% due 10/15/31	2,795,000	3,235,305
ConocoPhillips Australia Funding Co. Company Guar. Notes 5.50% due 04/15/13	1,460,000	1,562,606
PC Financial Partnership Notes 5.00% due 11/15/14	3,000,000	3,089,595
Petro-Canada Bonds 5.35% due 07/15/33	2,650,000	2,180,439
Qatar Petroleum Notes 5.58% due 05/30/11*	889,000	911,958
Statoil Hydro ASA Notes 5.13% due 04/30/14*	2,310,000	2,481,894

		13,461,797

Oil-Field Services — 0.3%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	600,000	610,031
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/38	2,100,000	2,160,514

		2,770,545

Paper & Related Products — 0.0%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	100,000	99,500

Pipelines — 0.4%
Enbridge, Inc. Senior Notes 5.60% due 04/01/17	3,870,000	3,869,439

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Precious Metals — 0.5%
Barrick Gold Finance Co. Notes 4.88% due 11/15/14	$4,000,000	$4,144,952

Satellite Telecom — 0.7%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(4)	4,500,000	4,342,500
Intelsat Jackson Holdings, Ltd. Senior Notes 11.25% due 06/15/16	1,725,000	1,837,125

		6,179,625

Seismic Data Collection — 0.1%
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/17	1,175,000	1,125,062

Special Purpose Entities — 0.3%
Ceva Group PLC Senior Notes 10.00% due 09/01/14*	1,275,000	943,500
Petroplus Finance, Ltd. Company Guar. Notes 7.00% due 05/01/17*	1,225,000	1,047,375
Reliance Intermediate Holdings, LP Senior Notes 9.50% due 12/15/19*	700,000	687,639

		2,678,514

Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.13% due 06/01/18	1,425,000	1,376,333

SupraNational — 0.1%
Corporacion Andina de Fomento Notes 8.13% due 06/04/19	1,000,000	1,102,707

Telecom Services — 0.3%
Digicel Group, Ltd. Senior Notes 8.88% due 01/15/15*	2,250,000	1,935,000
Digicel, Ltd. Senior Notes 9.25% due 09/01/12*	150,000	150,000
Wind Acquisition Finance SA Senior Notes 11.75% due 07/15/17*	800,000	856,000

		2,941,000

Telephone-Integrated — 2.2%
AT&T, Inc. Senior Notes 6.70% due 11/15/13	1,260,000	1,423,676
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 07/08/14	5,550,000	5,762,715
France Telecom SA Senior Notes 5.38% due 07/08/19	1,600,000	1,704,291
	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

KT Corp. Notes 5.88% due 06/24/14*	3,050,000	3,018,782
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	4,440,000	4,790,631
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/36	1,575,000	1,884,661
Virgin Media Finance PLC Company Guar. Notes 9.50% due 08/15/16	1,250,000	1,281,250

		19,866,006

Television — 0.1%
Videotron Ltee Company Guar. Notes 6.38% due 12/15/15	325,000	302,250
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18	325,000	337,188

		639,438

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Bonds 7.13% due 10/15/31	2,950,000	2,919,426

Total Foreign Corporate Bonds & Notes (cost $135,787,269)		139,619,099

FOREIGN GOVERNMENT AGENCIES — 0.9%
Sovereign — 0.9%
United Mexican States Notes 6.63% due 03/03/15	5,150,000	5,567,150
United Mexican States Notes 9.88% due 02/01/10	2,850,000	2,968,275

Total Foreign Government Agencies (cost $8,335,689)		8,535,425

U.S. GOVERNMENT AGENCIES — 0.0%
Sovereign Agency — 0.0%
Resolution Funding Corp. STRIP zero coupon due 01/15/21(14) (cost $263,357)	640,000	373,488

COMMON STOCK — 0.0%
Containers-Metal/Glass — 0.0%
Russell-Stanley Holdings, Inc.†*(1)(9)(10)	1,500	0

Telecom Services — 0.0%
Virgin Media, Inc.	3,102	32,416

Total Common Stock (cost $177,841)		32,416

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Home Furnishings — 0.0%
CVC Claims Litigation Trust†(1)(9)(10)	5	0

Retail-Bedding — 0.0%
Sleepmaster, LLC†(1)(9)(10)	264	3

Total Membership Interest Certificates (cost $85,648)		3

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

PREFERRED STOCK — 0.1%
Finance-Commercial — 0.0%
Preferred Blocker, Inc.* 7.00%	1,467	$675,508

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D 5.67%	30,000	450

Real Estate Investment Trusts — 0.1%
ProLogix Trust, Series C 8.54%	20,000	761,200

Total Preferred Stock (cost $3,403,730)		1,437,158

WARRANTS — 0.0%
Sirius XM Radio, Inc., Class A Expires 03/15/10 (strike price $9.83) (cost $25,250)	125	25

Total Long-Term Investment Securities (cost $889,751,263)		885,798,966

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/03/09	$5,114,000	5,114,000

U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.01% due 10/15/09(15)	900,000	899,705

Total Short-Term Investment Securities (cost $6,013,377)		6,013,705

TOTAL INVESTMENTS (cost $895,764,640)(16)	98.3%	891,812,671
Other assets less liabilities	1.7	14,980,227

NET ASSETS	100.0%	$906,792,898

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2009, the aggregate value of these securities was $127,336,340 representing 14.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 2.
(2)	Collateralized Mortgage Obligation
(3)	Variable Rate Security — the rate reflected is as of July 31, 2009, maturity date reflects the stated maturity date.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(6)	Bond in default
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2009.
(9)	Illiquid security. At July 31, 2009, the aggregate value of these securities was $2,037,096 representing 0.2% of net assets.

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

(10)	To the extent permitted by the Prospectus and Statement of Additional Information, the Corporate Bond Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2009, the Corporate Bond Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value Per	% of Net
Name	Date	Shares	Cost	Value	Share	Assets

Chemtura Corp. 6.88% due 06/01/16	1/18/2007	$300,000	$295,854
	4/11/2007	175,000	176,230
	5/12/2008	550,000	503,976
	10/27/2008	350,000	239,209

		1,375,000	1,215,269	$1,120,625	$81.50	0.12%
Cooper-Standard Automotive, Inc. 8.35% due 12/15/14	12/15/2004	$50,000	$50,000
	12/15/2004	50,000	41,063
	12/15/2004	25,000	19,899
	6/15/2005	25,000	20,625
	12/15/2005	75,000	57,750
	12/15/2007	225,000	165,938
	12/15/2007	100,000	74,500
	12/15/2007	150,000	121,125
	12/15/2007	50,000	42,375

		750,000	593,275	45,000	6.00	0.01%
CVC Claims Litigation Trust Membership Interest Certificates	5/19/2006	5	9,558	0	0.00	0.00
Herbst Gaming, Inc. 7.00% due 11/15/14	11/5/2004	100,000	100,058
	7/5/2005	200,000	204,561
	1/9/2007	50,000	48,992
	3/8/2007	100,000	100,544
	12/18/2007	125,000	75,875
	1/3/2008	50,000	30,390

		625,000	560,420	63	0.01	0.00
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/07	9/15/1997	50,000	51,970
	2/27/1998	25,000	26,905
	4/28/1998	50,000	52,913

		125,000	131,788	0	0.00	0.00
Nebco Evans Holding Co. 12.38% due 07/15/07	1/6/1998	125,000	125,000	0	0.00	0.00
Russell Stanley Holdings, Inc. 9.00% due 11/30/08	2/5/1999	13,694	78,233	635	4.64	0.00
Russell Stanley Holdings, Inc. Common Stock	2/5/1999	1,500	0	0	0.00	0.00
SleepMaster, LLC Membership Interest Certificates	2/25/2003	264	58,497	3	0.01	0.00
True Temper Sports, Inc. 8.38% due 09/15/11	5/14/2004	75,000	75,632
	6/13/2005	50,000	46,809
	8/18/2005	50,000	50,213
	8/23/2005	75,000	75,372
	2/8/2006	200,000	189,386

		450,000	437,412	4,500	1.00	0.00

				$1,170,826		0.13%

(11)	Income may be received in cash or additional bonds at the discretion of the issuer.
(12)	Company has filed for Chapter 11 bankruptcy protection subsequent to July 31, 2009.
(13)	Perpetual maturity — maturity date reflects the next call date.
(14)	Principal Only
(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

SunAmerica Series Trust Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

(16)	See Note 3 for cost of investment on a tax basis.
(17)	Bond is in default subsequent to July 31, 2009.
(18)	Fair valued security. Securities are classified as Level 2 for FAS 157 disclosures based on the securities valuation inputs; see Note 2.

STRIP  — Separate Trading of Registered Interest and Principal of Securities

Open Futures Contracts

Number				Market	Market	Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	July 31, 2009	(Depreciation)

88	Long	U.S. Treasury Bonds	September 2009	$10,660,476	$10,471,999	$(188,477)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Asset Backed Securities	$—	$—	$18,823	$18,823
Convertible Bonds & Notes	—	1,520,977	—	1,520,977
U.S. Corporate Bonds & Notes	—	734,260,917	635	734,261,552
Foreign Corporate Bonds & Notes	—	139,619,099	—	139,619,099
Foreign Government Agencies	—	8,535,425	—	8,535,425
U.S. Government Agencies	—	373,488	—	373,488
Common Stock	32,416	—	0	32,416
Membership Certificates	—	—	3	3
Preferred Stock	761,650	675,508	—	1,437,158
Warrants	25	—	—	25
Short Term Investment Securities:
Time Deposit	—	5,114,000	—	5,114,000
U.S. Government Treasuries	899,705	—	—	899,705
Other Financial Instruments+
Futures Depreciation	(188,477)	—	—	(188,477)

Total	$1,505,319	$890,099,414	$19,461	$891,624,194

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

				Membership
	Asset Backed	U.S. Corporate		Interest
	Securities	Bonds & Notes	Common Stock	Certificates

Balance as of 1/31/2009	$28,961	$635	$0	$3
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	36	(100,000)	—	—
Change in unrealized appreciation (depreciation)	5,874	100,000	—	—
Net purchases (sales)	(16,048)	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 7/31/2009	$18,823	$635	$0	$3

See Notes to Financial Statements

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Sovereign	47.0%
Banks-Special Purpose	14.7
Banks-Commercial	6.3
SupraNational	6.0
United States Treasury Bonds	5.8
Collateralized Mortgage Obligation-Other	2.6
Diversified Banking Institutions	2.3
Diversified Financial Services	2.1
Time Deposits	1.4
Federal Home Loan Bank	1.2
Oil Companies-Integrated	1.0
Medical-Drugs	0.8
Electric-Integrated	0.7
Special Purpose Entities	0.6
United States Treasury Notes	0.6
Finance-Investment Banker/Broker	0.6
Finance-Other Services	0.6
Regional Authority	0.6
Asset Backed Securities	0.5
Credit Card Other	0.5
Finance-Leasing Companies	0.5
Diversified Minerals	0.5
Finance-Consumer Loans	0.4
Home Equity Other	0.4
Telephone-Integrated	0.3
Cable TV	0.3
Medical Labs & Testing Services	0.3
Computers	0.3
Auto-Cars/Light Trucks	0.2
Banks-Money Center	0.2
Insurance-Property/Casualty	0.1

99.4%

Country Allocation*

United States	18.3%
Germany	17.8
Italy	14.2
Japan	9.9
France	7.9
United Kingdom	7.8
SupraNational	5.0
Netherlands	4.6
Finland	2.5
Canada	2.0
Austria	1.8
Sweden	1.9
Belgium	1.5
Australia	1.3
Denmark	1.0
Spain	0.7
Ireland	0.6
Norway	0.3
Philippines	0.2
Bermuda	0.1

99.4%

Credit Quality†#

Government-Agency	6.3%
Government-Treasury	8.9
AAA	44.1
AA	9.6
A	27.0
BBB	1.2
CCC	1.6
Not Rated@	1.3

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

ASSET BACKED SECURITIES — 4.8%
United Kingdom — 1.0%
Granite Master Issuer PLC Series 2005-2, Class A5 0.74% due 12/20/54(1)(2)	EUR	384,389	$409,198
Granite Master Issuer PLC Series 2006-3, Class A6 0.70% due 12/20/54(1)(2)	GBP	528,056	657,095
Pillar Funding PLC Series 2005-1, Class A 0.98% due 11/15/12(1)(2)	EUR	1,000,000	1,318,396

			2,384,689

United States — 3.8%
American Home Mtg. Assets Series 2007-1, Class A1 1.91% due 02/25/47(1)(2)		1,615,846	651,210
American Home Mtg. Investment Trust Series 2004-3, Class 1A 0.66% due 10/25/34(1)(2)		11,747	8,805
CIT Mtg. Loan Trust Series 2007-1, Class 2A1 1.29% due 10/01/37*(2)(6)		441,131	335,259
CIT Mtg. Loan Trust Series 2007-1, Class 2A2 1.64% due 01/25/10*(2)(6)		300,000	102,000
CIT Mtg. Loan Trust Series 2007-1, Class 2A3 1.84% due 09/25/24*(2)(6)		400,000	120,000
Countrywide Alternative Loan Trust Series 2007 15CB Class A5 5.75% due 07/25/37(1)		1,577,670	1,034,964
Countrywide Alternative Loan Trust Series 2005 46CB Class A8 5.50% due 10/25/35(1)		1,236,742	1,001,433
Countrywide Alternative Loan Trust Series 2005-82, Class A1 0.56% due 02/25/36(1)(2)		1,362,204	673,430
Countrywide Alternative Loan Trust Series 2007-0A11, Class A1A 2.59% due 11/25/47(1)(2)		945,906	338,299
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 0.50% due 03/20/46(1)(2)		1,240,219	594,808
HSBC Home Equity Loan Trust Series 2007-3, Class APT 1.49% due 11/20/36(2)		1,092,640	863,091
Lehman XS Trust Series 2007-7N Class 1A2 0.53% due 06/25/47(1)(2)		1,793,827	422,018
Residential Accredit Loans, Inc. Series 2005-QS13 Class 2A3 5.75% due 09/25/35(1)		565,109	425,455
Sequoia Mtg. Trust Series 2004-10, Class A3A 1.97% due 11/20/34(1)(2)		160,702	113,244
Structured Adjustable Rate Mtg. Loan Trust Series 2007-10, Class 1A1 6.00% due 11/25/37(1)(2)		1,153,543	661,236
Washington Mutual Alternative Mtg. Pass-Through Certificates Series 2007-OA2 Class 2A 0.99% due 01/25/47(1)(2)		787,946	251,474
Washington Mutual Alternative Mtg. Pass-Through Certificates Series-AR5 Class 4A 2.20% due 06/25/46(1)(2)		2,186,882	836,875
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1 6.58% due 12/26/37(1)(2)		1,556,305	916,041

			9,349,642

Total Asset Backed Securities (cost $19,786,893)			11,734,331

CORPORATE BONDS & NOTES — 34.3%
Australia — 1.1%
Australia & New Zealand Banking Group, Ltd. Senior Notes 3.38% due 03/01/11	EUR	100,000	144,311
Australia & New Zealand Banking Group, Ltd. Senior Notes 5.25% due 05/20/13	EUR	300,000	451,315
BHP Billiton Finance, Ltd. Company Guar. Notes 6.38% due 04/04/16	EUR	700,000	1,123,821
Commonwealth Bank of Australia Sub. Notes 5.50% due 08/06/19	EUR	450,000	653,443
St George Bank, Ltd. Senior Notes 6.50% due 06/24/13	EUR	250,000	389,336

			2,762,226

Austria — 1.6%
Erste Group Bank AG Government Guar. Notes 2.25% due 05/13/11	EUR	1,150,000	1,649,399
Kommunalkredit Austria AG Government Guar. Bonds 2.38% due 05/12/11	EUR	1,080,000	1,550,996
Kommunalkredit Austria AG Government Guar. Notes 3.13% due 07/08/13	EUR	550,000	794,817

			3,995,212

Bermuda — 0.1%
Arch Capital Group, Ltd. Debentures 7.35% due 05/01/34		190,000	150,277

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)

France — 1.1%
BNP Paribas Senior Notes 5.00% due 12/16/13	EUR	300,000	$459,946
Societe Financement de l’Economie Francaise Government Guar. Notes 2.13% due 05/20/12	EUR	550,000	788,761
Societe Financement de l’Economie Francaise Government Guar. Notes 3.13% due 06/30/14	EUR	650,000	939,585
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14*		550,000	554,466

			2,742,758

Germany — 11.9%
Commerzbank AG Senior Notes 5.00% due 02/06/14	EUR	600,000	902,161
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 0.75% due 03/22/11	JPY	1,070,000,000	11,327,085
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 5.25% due 01/12/12	GBP	25,000	44,413
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 1.35% due 01/20/14	JPY	700,000,000	7,534,922
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 5.38% due 01/29/14	GBP	300,000	539,626
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 2.60% due 06/20/37	JPY	255,000,000	2,554,570
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 2.05% due 02/16/26	JPY	645,000,000	6,582,395

			29,485,172

Ireland — 0.6%
GE Capital UK Funding Senior Notes 8.00% due 01/14/39	GBP	850,000	1,538,913

Italy — 0.2%
Unione di Banche Italiane SCPA Notes 8.36% due 06/25/14	EUR	360,000	529,157

Japan — 4.1%
Japan Finance Corp. for Municipal Enterprises Government Guar. Bonds 1.90% due 06/22/18	JPY	860,000,000	9,462,563
Resona Bank, Ltd Sub. Notes 3.75% due 04/15/15(2)(3)	EUR	420,000	583,660

			10,046,223

Netherlands — 1.4%
E.ON International Finance BV Company Guar. Notes 5.50% due 01/19/16	EUR	1,050,000	1,626,629
Lease Plan Corp NV Government Guar. Notes 3.25% due 05/22/14	EUR	875,000	1,257,139
Shell International Finance BV Company Guar. Notes 4.50% due 02/09/16	EUR	400,000	596,668

			3,480,436

Norway — 0.3%
StatoilHydro ASA Notes 4.38% due 03/11/15	EUR	550,000	813,422

Spain — 0.5%
Banco Santander SA Sec. Notes 3.88% due 05/27/14	EUR	800,000	1,165,480

Sweden — 1.4%
Swedbank AB Government Guar. Notes 2.90% due 01/14/13		1,025,000	1,022,921
Swedbank AB Government Guar. Notes 3.38% due 05/27/14	EUR	1,650,000	2,377,023

			3,399,944

United Kingdom — 4.5%
Astrazeneca PLC Notes 5.63% due 01/10/10	EUR	1,000,000	1,448,975
BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/13		1,300,000	1,424,418
Chester Asset Receivables Deal 11 Bonds 6.13% due 12/15/12	EUR	1,100,000	1,547,157
Credit Suisse London Senior Notes 6.13% due 05/16/14	EUR	650,000	1,019,568
Network Rail Infrastructure Government Guar. Notes 3.50% due 06/17/13		2,000,000	2,054,590
Royal Bank of Scotland PLC Senior Notes 5.25% due 05/15/13	EUR	225,000	339,403

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

CORPORATE BONDS & NOTES (continued)
United Kingdom (continued)

Royal Bank of Scotland PLC Senior Notes 5.75% due 05/21/14	EUR	550,000	$845,594
Westpac Securities New Zealand, Ltd. Government Guar. Notes 2.50% due 05/25/12*		2,350,000	2,346,881

			11,026,586

United States — 5.5%
AT&T, Inc. Senior Notes 6.70% due 11/15/13		650,000	734,436
Bank of America Corp. Senior Notes 7.00% due 06/15/16	EUR	800,000	1,228,423
Citicorp Sub. Notes 5.50% due 06/30/10	EUR	570,000	401,892
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/22		110,000	138,248
Conocophillips Senior Notes 5.75% due 02/01/19		900,000	986,104
Cox Communications, Inc. Notes 4.63% due 01/15/10		560,000	565,521
Daimler North American Corp. Senior Notes 5.75% due 06/18/10	EUR	400,000	585,990
Eli Lilly & Co. Senior Notes 3.55% due 03/06/12		600,000	623,054
Inter-American Development Bank Notes 7.00% due 06/15/25		850,000	1,056,103
International Business Machines Corp. Notes 6.63% due 01/30/14	EUR	400,000	640,881
International Finance Corp. Notes 3.00% due 04/22/14		1,700,000	1,676,591
John Deere Bank SA Notes 6.00% due 06/13/11	EUR	650,000	981,537
JPMorgan Chase Co. Notes 5.25% due 05/08/13	EUR	450,000	680,039
Morgan Stanley Senior Notes 6.00% due 05/13/14		600,000	640,407
Morgan Stanley Senior Notes 6.50% due 04/15/11	EUR	250,000	373,731
Roche Holdings, Inc. Company Guar. Notes 5.00% due 03/01/14*		650,000	691,413
Wachovia Bank N A Notes 6.00% due 05/23/13	EUR	400,000	605,637
Wm Covered Bond Program Sec. Notes 4.00% due 09/27/16	EUR	850,000	1,087,422

			13,697,429

Total Corporate Bonds & Notes (cost $78,306,662)			84,833,235

GOVERNMENT AGENCIES — 37.0%
Australia — 0.2%
Government of Australia Bonds 6.00% due 02/15/17	AUD	450,000	386,670

Austria — 0.2%
OeBB-Infrastruktur Bau AG Government Guar. Notes 4.75% due 10/28/13		290,000	305,079
SCHIG Government Guar. Notes 4.63% due 11/21/13		260,000	271,503

			576,582

Belgium — 1.5%
Kingdom of Belgium Bonds 3.50% due 03/28/15	EUR	1,310,000	1,922,540
Kingdom of Belgium Bonds 4.25% due 09/28/13	EUR	500,000	762,820
Kingdom of Belgium Bonds 5.50% due 03/28/28	EUR	600,000	995,857

			3,681,217

Canada — 2.0%
Government of Canada Bonds 3.50% due 06/01/13	CAD	1,940,000	1,877,131
Government of Canada Bonds 5.13% due 11/14/16	CAD	550,000	584,834
Government of Canada Bonds 5.75% due 06/01/29	CAD	1,000,000	1,139,967
Province of Ontario Bonds 4.10% due 06/16/14		1,350,000	1,406,221

			5,008,153

Denmark — 1.0%
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	7,600,000	1,515,198
Kingdom of Denmark Bonds 6.00% due 11/15/11	DKK	5,000,000	1,043,789

			2,558,987

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

GOVERNMENT AGENCIES (continued)

Finland — 2.5%
Government of Finland Notes 3.13% due 09/15/14	EUR	2,550,000	$3,709,385
Government of Finland Bonds 4.38% due 07/04/19	EUR	1,560,000	2,363,434

			6,072,819

France — 6.8%
Caisse D’ Amort Dette Bonds 1.75% due 04/14/11		1,125,000	1,129,125
Caisse D’ Amort Dette Senior Notes 2.63% due 04/25/12	EUR	1,500,000	2,176,464
Caisse D’ Amort Dette Bonds 3.63% due 04/25/16	EUR	2,900,000	4,214,672
Government of France Notes 3.75% due 01/12/13	EUR	1,500,000	2,253,933
Government of France Bonds 3.75% due 04/25/21	EUR	500,000	715,429
Government of France Bonds 4.00% due 10/25/38	EUR	1,740,000	2,431,908
Government of France Bonds 5.50% due 04/25/29	EUR	200,000	336,952
Government of France Bonds 5.75% due 10/25/32	EUR	2,050,000	3,610,956

			16,869,439

Germany — 4.9%
Federal Republic of Germany Bonds 3.50% due 01/04/16	EUR	4,000,000	5,932,723
Federal Republic of Germany Bonds 3.75% due 01/04/15	EUR	1,600,000	2,414,480
Federal Republic of Germany Bonds 4.75% due 07/04/40	EUR	510,000	820,462
Federal Republic of Germany Bonds 6.25% due 01/04/24	EUR	300,000	542,765
Federal Republic of Germany Bonds 6.50% due 07/04/27	EUR	1,280,000	2,396,054

			12,106,484

Italy — 6.9%
Republic of Italy Bonds 1.80% due 02/23/10	JPY	770,000,000	8,144,806
Republic of Italy Bonds 4.50% due 02/01/18	EUR	2,820,000	4,238,519
Republic of Italy Bonds 5.50% due 11/01/10	EUR	800,000	1,202,759
Republic of Italy Bonds 6.00% due 05/01/31	EUR	2,090,000	3,373,755

			16,959,839

Japan — 5.8%
Government of Japan Bonds 1.50% due 12/20/17	JPY	300,000,000	3,250,041
Government of Japan Bonds 1.70% due 12/20/16	JPY	165,000,000	1,825,905
Government of Japan Bonds 1.90% due 03/20/24	JPY	450,000,000	4,791,005
Government of Japan Bonds 2.00% due 12/20/25	JPY	70,000,000	733,931
Government of Japan Bonds 2.10% due 12/20/26	JPY	35,000,000	373,128
Japanese Government CPI Linked Bonds 1.00% due 06/10/16	JPY	353,850,000	3,414,162

			14,388,172

Netherlands — 3.2%
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	1,750,000	2,543,037
Government of Netherlands Bonds 4.25% due 07/15/13	EUR	3,500,000	5,350,716

			7,893,753

Philippines — 0.2%
Asian Development Bank Senior Notes 2.35% due 06/21/27	JPY	40,000,000	407,015

Spain — 0.2%
Kingdom of Spain Bonds 4.40% due 01/31/15	EUR	360,000	553,115

Sweden — 0.2%
Kingdom of Sweden Bonds Series 1041 6.75% due 05/05/14	SEK	2,300,000	376,650

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

GOVERNMENT AGENCIES (continued)

United Kingdom — 0.2%
Government of United Kingdom Bonds 4.25% due 03/07/36	GBP	330,000	$527,793

United States — 1.2%
Federal Home Loan Bank 5.00% due 03/14/14		2,800,000	3,078,404

Total Government Agencies (cost $82,276,942)			91,445,092

GOVERNMENT TREASURIES — 15.9%
Italy — 7.1%
Italy Buoni Poliennali Del Tesoro Bonds 5.00% due 08/01/34	EUR	610,000	876,310
Italy Buoni Poliennali Del Tesoro Bonds 4.00% due 02/01/37	EUR	580,000	712,774
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 10/15/12	EUR	10,540,000	15,906,438

			17,495,522

Sweden — 0.3%
Vattenfall Treasury AB Company Guar. Notes 6.75% due 01/31/19	EUR	400,000	658,784

United Kingdom — 2.1%
United Kingdom Gilt Treasury Bonds 4.50% due 12/07/42	GBP	850,000	1,416,517
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/34	GBP	1,410,000	2,336,940
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	900,000	1,548,432

			5,301,889

United States — 6.4%
United States Treasury Bonds 1.63% due 01/15/15		1,343,856	1,338,817
5.25% due 11/15/28		2,200,000	2,472,937
5.50% due 08/15/28		1,220,000	1,409,672
6.13% due 11/15/27		120,000	147,975
6.63% due 02/15/27		300,000	387,562
7.50% due 11/15/24		540,000	743,175
8.00% due 11/15/21(5)		5,650,000	7,821,719
United States Treasury Notes 4.25% due 05/15/39		1,500,000	1,484,535

			15,806,392

Total Government Treasuries (cost $39,199,935)			39,262,587

FOREIGN DEBT OBLIGATIONS — 6.0%
SupraNational — 6.0%
Asian Development Bank Notes 2.75% due 05/21/14		3,550,000	3,527,813
Council Of Europe Development Bank Senior Notes 4.50% due 06/30/14		2,300,000	2,442,446
European Investment Bank Senior Notes 1.90% due 01/26/26	EUR	91,000,000	904,316
European Investment Bank Senior Bonds 5.50% due 12/07/11	GBP	325,000	583,421
European Investment Bank Senior Notes 3.13% due 04/15/14	EUR	576,000	833,720
European Investment Bank Senior Notes 4.25% due 10/15/14	EUR	1,130,000	1,709,936
European Investment Bank Notes 3.00% due 04/08/14		2,400,000	2,417,796
HSH Nordbank AG Government Guar. Notes 2.00% due 05/11/11	EUR	1,630,000	2,339,185

Total Foreign Debt Obligations (cost $14,348,364)			14,758,633

Total Long-Term Investment Securities (cost $233,918,797)			242,033,878

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Time Deposits — 1.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/03/09 (cost $3,536,000)		$3,536,000	3,536,000

TOTAL INVESTMENTS (cost $237,454,796)(4)		99.4%	245,569,878
Other assets less liabilities		0.6	1,423,839

NET ASSETS		100.0%	$246,993,717

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2009, the aggregate value of these securities was $4,150,019 representing 1.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	In United States Dollars unless otherwise indicated.
(1)	Collateralized Mortgage Obligation
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2009.
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	See Note 3 for cost of investments on a tax basis.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 2.

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

Open Futures Contracts

					Value as of	Unrealized
Number of			Expiration	Value at	July 31,	Appreciation
Contracts		Description	Month	Trade Date	2009	(Depreciation)

72	Short	90 Day Sterling	December 2009	14,754,656	14,769,951	$(15,295)
72	Long	90 Day Sterling	December 2010	14,457,863	14,477,507	19,644
59	Short	Australia 3 Year Bond	September 2009	13,185,960	13,148,139	37,821
24	Long	Euro Shatz	September 2009	3,670,550	3,680,252	9,702
102	Short	Euro-BOBL	September 2009	16,674,864	16,796,510	(121,646)
40	Long	Euro-Bund	September 2009	5,742,163	5,920,888	178,725
16	Short	LIF Long Gilt	September 2009	3,103,571	3,114,836	(11,265)
85	Short	U.S. Treasury Long Bond	September 2009	10,013,474	10,115,000	(101,526)
53	Long	U.S. Treasury 2 Year Note	September 2009	11,491,734	11,478,841	(12,893)
163	Long	U.S. Treasury 5 Year Note	September 2009	18,901,980	18,807,398	(94,582)
83	Long	U.S. Treasury 10 Year Note	September 2009	10,895,826	10,907,156	11,330

						$(99,985)

Open Forward Foreign Currency Contracts

Contract to		In		Delivery	Gross Unrealized
Deliver		Exchange For		Date	Appreciation

CHF	986,859	GBP	559,000	09/16/2009	$9,866
*EUR	627,000	CAD	1,014,486	09/16/2009	48,162
GBP	332,000	NZD	846,085	09/16/2009	4,189
*GBP	277,000	JPY	43,781,789	09/16/2009	202
GBP	423,977	EUR	498,000	09/16/2009	1,680
*JPY	87,396,471	GBP	558,000	09/16/2009	8,043
*JPY	40,600,650	AUD	530,000	09/16/2009	12,679
NOK	6,703,000	SEK	8,255,517	09/16/2009	51,947
USD	5,106,392	GBP	3,077,567	08/07/2009	34,495
USD	449,845	AUD	581,481	08/24/2009	35,816
USD	862,981	SEK	6,731,250	08/28/2009	69,949
USD	1,499,270	CAD	1,658,372	09/01/2009	40,309
*USD	5,731,971	AUD	7,108,537	09/16/2009	195,224
*USD	2,160,000	CAD	2,424,256	09/16/2009	90,766
*USD	875,000	CHF	936,635	09/16/2009	1,813
*USD	1,750,265	EUR	1,230,000	09/16/2009	2,971
*USD	4,096,691	GBP	2,533,012	09/16/2009	134,188
*USD	3,722,406	JPY	356,221,818	09/16/2009	43,677
USD	2,892,555	NOK	18,411,272	09/16/2009	107,815
*USD	2,031,520	NZD	3,185,526	09/16/2009	72,098
USD	1,618,000	SEK	12,122,051	09/16/2009	62,232

					$1,028,121

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

Contract to		In		Delivery	Gross Unrealized
Deliver		Exchange For		Date	Depreciation

*AUD	3,343,405	USD	2,702,617	9/16/2009	$(85,158)
AUD	2,527,154	EUR	1,441,000	9/16/2009	(53,180)
AUD	1,321,000	CHF	1,128,200	9/16/2009	(45,324)
*AUD	1,966,000	JPY	150,842,417	9/16/2009	(44,526)
*CAD	2,300,877	USD	2,056,000	9/16/2009	(80,217)
CAD	753,674	CHF	716,269	9/16/2009	(29,216)
*CAD	1,117,629	EUR	720,000	9/16/2009	(11,362)
*CHF	3,805,867	USD	3,514,000	9/16/2009	(48,792)
DKK	4,444,923	USD	826,378	8/21/2009	(24,046)
*EUR	1,875,000	USD	2,598,550	9/16/2009	(74,067)
EUR	20,247,984	USD	28,591,267	9/4/2009	(270,196)
*EUR	326,000	JPY	43,940,888	9/16/2009	(123)
*GBP	1,456,035	USD	2,365,245	9/16/2009	(66,763)
*JPY	541,631,668	USD	5,581,907	9/16/2009	(144,385)
JPY	127,245,325	CHF	1,397,000	9/16/2009	(37,500)
*JPY	45,898,300	GBP	290,000	9/16/2009	(865)
*JPY	174,659,240	EUR	1,288,000	9/16/2009	(10,640)
*NZD	542,000	USD	346,511	9/16/2009	(11,408)
NZD	1,382,387	EUR	625,000	9/16/2009	(22,012)
SEK	6,743,312	USD	869,328	9/16/2009	(65,359)
USD	16,179,148	JPY	1,507,113,213	8/26/2009	(248,732)
*USD	461,610	GBP	276,000	9/16/2009	(608)

					$(1,374,479)

Net Unrealized Appreciation (Depreciation)					$(346,358)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD  — Australian Dollar
CAD  — Canada Dollar
CHF  — Swiss Franc
DKK  — Danish Krone
EUR  — Euro Dollar
GBP  — British Pound
JPY  — Japanese Yen
NOK  — Norwegian Krone
NZD  — New Zealand Dollar
SEK  — Swedish Krona
USD  — United States Dollar

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

Interest Rate Swap Contracts #

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	Received by the	Payments Made	Made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	Appreciation

Royal Bank of Canada	CAD	2,540	02/12/17	3 month CDOR	2.625%	$—	$113,762
	CAD	2,540	02/16/17	3 month CDOR	2.672%	—	107,667
	CAD	2,550	02/19/17	3 month CDOR	2.657%	—	111,070
	CAD	2,550	02/22/17	3 month CDOR	2.588%	—	121,933
	CAD	2,500	02/25/17	3 month CDOR	2.765%	—	94,626
UBS AG	JPY	579,000	12/16/14	1.000%	6 month JYOR	(11,539)	12,709

							$561,767

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	Received by the	Payments Made	Made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	Depreciation

Barclay’s Bank	EUR	4,570	12/16/14	6 month EURO	3.000%	62,946	$(71,565)
	USD	13,000	12/16/14	3 month LIBOR	3.250%	828,448	(541,372)
Citibank NA	USD	10,490	12/16/14	3 month LIBOR	3.000%	447,523	(349,430)
Credit Suisse First Boston International (London)	EUR	3,530	12/16/11	6 month EURO	2.000%	3,037	(964)
	GBP	3,770	12/16/14	3.500%	6 month BP	(85,312)	(37,720)
Deutsche Bank AG	EUR	5,190	12/16/14	6 month EURO	3.000%	110,990	(120,778)
Royal Bank of Canada	CAD	2,070	02/12/13	1.985%	3 month CDOR	—	(32,120)
	CAD	2,070	02/16/13	2.030%	3 month CDOR	—	(29,405)
	CAD	2,070	02/19/13	2.023%	3 month CDOR	—	(30,029)
	CAD	2,070	02/22/13	3 month CDOR	1.942%	—	(34,981)
	CAD	2,040	02/25/13	2.067%	3 month CDOR	—	(28,165)
	GBP	420	12/16/14	3.500%	6 month BP	(8,983)	(4,723)
	GBP	1,060	12/16/14	3.500%	6 month BP	(22,828)	(11,764)
	CAD	970	02/12/25	3.850%	3 month CDOR	—	(58,641)
	CAD	970	02/16/25	3.882%	3 month CDOR	—	(55,913)
	CAD	940	02/19/25	3.845%	3 month CDOR	—	(57,993)
	CAD	940	02/22/25	3.786%	3 month CDOR	—	(64,228)
	CAD	920	02/25/25	3.970%	3 month CDOR	—	(45,349)
Royal Bank of Scotland	GBP	3,410	12/16/14	3.250%	6 month BP	(66,237)	(45,046)

							$(1,620,186)

Total						$1,258,045	$(1,058,419)

# Illiquid security

BP	—	British Pound Offered Rate
CDOR	—	Canadian Dollar Offered Rate
EURO	—	Euro Offered Rate
JYOR	—	Japanese Yen Offered Rate
LIBOR	—	London Interbank Offered Rate

SunAmerica Series Trust Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Asset Backed Securities	$—	$11,177,072	$557,259	$11,734,331
Corporate Bonds & Notes	—	84,833,235	—	84,833,235
Government Agencies	—	91,445,092	—	91,445,092
Government Treasuries	15,806,392	23,456,195	—	39,262,587
Foreign Debt Obligation	—	14,758,633	—	14,758,633
Short Term Investment Securities:
Time Deposit	—	3,536,000	—	3,536,000
Other Financial Instruments:+
Futures Appreciation	257,222	—	—	257,222
Futures Depreciation	(357,207)	—	—	(357,207)
Forward Foreign Currency Contracts Appreciation	—	1,028,121	—	1,028,121
Forward Foreign Currency Contracts Depreciation	—	(1,374,479)	—	(1,374,479)
Interest Rate Swaps Contracts Appreciation	—	561,767	—	561,767
Interest Rate Swaps Contracts Depreciation	—	(1,620,186)	—	(1,620,186)

Total	$15,706,407	$227,801,450	$557,259	$244,065,116

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Asset Backed
Securities

Balance as of 1/31/2009	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	73,893
Net purchases (sales)	(152,145)
Transfers in and/or out of Level 3	635,511

Balance as of 7/31/2009	$557,259

See Notes to Financial Statements

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	6.5%
Cable/Satellite TV	4.6
Telecom Services	4.5
Repurchase Agreements	4.4
Telephone-Integrated	4.2
Medical-Hospitals	3.9
Casino Hotels	3.3
Diversified Banking Institutions	3.0
Pipelines	3.0
Electric-Generation	2.8
Finance-Auto Loans	2.7
Airlines	2.6
Electric-Integrated	2.4
Paper & Related Products	2.1
Special Purpose Entities	2.1
Medical-Drugs	1.9
Independent Power Producers	1.8
Medical Products	1.7
Satellite Telecom	1.6
Cellular Telecom	1.5
Chemicals-Specialty	1.4
Electronic Components-Semiconductors	1.4
Oil-Field Services	1.3
Gambling (Non-Hotel)	1.3
Auto/Truck Parts & Equipment-Original	1.3
Medical-HMO	1.2
Casino Services	1.1
Transport-Air Freight	1.1
Steel-Producers	1.1
Rubber-Tires	1.0
Theaters	0.9
Diversified Minerals	0.9
Advertising Services	0.9
Diversified Manufacturing Operations	0.8
Computer Services	0.8
Food-Meat Products	0.8
Food-Retail	0.8
Chemicals-Diversified	0.7
Retail-Regional Department Stores	0.7
Containers-Metal/Glass	0.7
Decision Support Software	0.7
Agricultural Chemicals	0.6
Retail-Apparel/Shoe	0.6
Diversified Financial Services	0.6
Physicians Practice Management	0.6
Auto-Cars/Light Trucks	0.6
Insurance Brokers	0.6
Retail-Restaurants	0.6
Music	0.6
Storage/Warehousing	0.6
Containers-Paper/Plastic	0.5
Distribution/Wholesale	0.5
Funeral Services & Related Items	0.5
Retail-Petroleum Products	0.5
Hotels/Motels	0.5
Rental Auto/Equipment	0.4
Direct Marketing	0.4
Transactional Software	0.4
Building & Construction Products-Misc.	0.4
Beverages-Wine/Spirits	0.4
Transport-Services	0.4
Consumer Products-Misc.	0.4
Non-Hazardous Waste Disposal	0.3
Publishing-Periodicals	0.3
Mining	0.3
Applications Software	0.3
Finance-Commercial	0.3
Printing-Commercial	0.3
Medical Information Systems	0.3
Real Estate Management/Services	0.3
Electronics-Military	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Retail-Drug Store	0.3
Seismic Data Collection	0.3
Consulting Services	0.2
Multimedia	0.2
Research & Development	0.2
Human Resources	0.2
Building Products-Cement	0.2
Private Corrections	0.2
Steel-Specialty	0.2
Coal	0.2
Retail-Sporting Goods	0.2
Gas-Distribution	0.2
Food-Misc.	0.2
Oil Refining & Marketing	0.2
Medical-Biomedical/Gene	0.2
Investment Management/Advisor Services	0.2
Wireless Equipment	0.1
Building-Residential/Commercial	0.1
Transport-Rail	0.1
Metal-Aluminum	0.1
Textile-Home Furnishings	0.1
Beverages-Non-alcoholic	0.1
Drug Delivery Systems	0.1
Electronic Components-Misc.	0.1

99.4%

Credit Quality#†

BBB	5.3%
BB	27.2
B	33.7
CCC	21.5
CC	1.8
C	1.0
Below C	5.5
Not rated@	4.0

100.0%

*	Calculated as a percentage of net assets.
# Calculated as a percentage of total debt issues, excluding short-term securities.

†	Source: Standard and Poors.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CONVERTIBLE BONDS & NOTES — 0.2%
Drug Delivery Systems — 0.1%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	$250,000	$194,375

Telecom Services — 0.1%
ICO North America, Inc. Notes 7.50% due 08/15/09†(1)(2)(3)(4)(6)(7)(21)	1,272,000	407,040

Total Convertible Bonds & Notes (cost $1,519,584)		601,415

U.S. CORPORATE BONDS & NOTES — 81.8%
Advertising Services — 0.9%
Visant Holding Corp. Company Guar. Notes 7.63% due 10/01/12	1,055,000	1,060,275
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	190,000	190,950
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(5)	1,040,000	1,066,000

		2,317,225

Agricultural Chemicals — 0.7%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	1,850,000	1,729,750

Airlines — 2.6%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	2,725,000	2,220,875
American Airlines, Inc. Pass Through Certs. Series 1999-1, Class B 7.32% due 10/15/09	50,000	49,500
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	694,000	645,420
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 06/15/11	1,075,000	999,750
Delta Air Lines, Inc. Pass Through Certs. Series 2001-1, Class A2 7.11% due 09/18/11	700,000	668,500
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	425,000	410,125
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 03/01/10	13,228	13,030
United AirLines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11	1,195,000	1,571,425
United AirLines, Inc. Pass Through Certs. Series 2000-2, Class A-2 7.19% due 04/01/11	412,385	397,951

		6,976,576

Applications Software — 0.3%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	775,000	798,250

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co. Notes 7.45% due 07/16/31	2,175,000	1,631,250

Auto/Truck Parts & Equipment-Original — 1.0%
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	1,747,000	1,292,780
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	1,693,000	1,439,050

		2,731,830

Auto/Truck Parts & Equipment-Replacement — 0.3%
Allison Transmission Senior Notes 11.00% due 11/01/15*	750,000	682,500
Exide Corp. Notes 10.00% due 03/15/25†(1)(2)	1,975,000	0

		682,500

Beverages-Wine/Spirits — 0.4%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	1,050,000	1,026,375

Broadcast Services/Program — 0.0%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	100,000	91,000

Building & Construction Products-Misc. — 0.4%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	784,000	782,040
USG Corp. Company Guar. Notes 9.75% due 08/01/14*	275,000	280,500

		1,062,540

Building Products-Cement — 0.2%
Texas Industries, Inc. Company Guar. Notes 7.25% due 07/15/13	600,000	552,000

Cable/Satellite TV — 4.6%
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10†(6)(7)	355,000	378,075
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(6)(7)	1,292,000	1,382,440

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)

CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13*†(6)(7)	$91,000	$91,910
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(6)(7)	3,230,000	3,221,925
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*†(6)(7)	1,874,000	2,023,920
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*†(6)(7)	2,838,000	2,830,905
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	1,025,000	1,037,813
DirecTV Holdings LLC/DirecTV Financing Co. Company Guar. Notes 7.63% due 05/15/16	1,385,000	1,402,312

		12,369,300

Casino Hotels — 3.3%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(2)(8)	2,046,934	1,698,955
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(2)	3,250,000	2,925,000
Harrahs Entertainment, Inc. Senior Sec. Notes 11.25% due 06/01/17*	1,575,000	1,594,688
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	1,225,000	1,347,500
Seminole Hard Rock Entertainment, Inc. Sec. Notes 3.13% due 03/15/14*(9)	675,000	506,250
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	697,000	616,845

		8,689,238

Casino Services — 0.5%
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	740,000	555,000
Snoqualmie Entertainment Authority Senior Sec. Notes 5.38% due 02/01/14*(9)	625,000	300,000
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	995,000	537,300

		1,392,300

Cellular Telecom — 1.5%
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	1,750,000	1,789,375
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16*	1,075,000	1,069,625
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	1,183,000	1,224,405

		4,083,405

Chemicals-Diversified — 0.7%
Dow Chemical Co. Senior Notes 8.55% due 05/15/19	1,800,000	1,974,771

Chemicals-Specialty — 1.4%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	100,000	82,000
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	1,290,000	1,096,500
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	935,000	949,025
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	1,561,000	1,014,650
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	524,000	503,040
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12†(6)(7)	974,000	160,710

		3,805,925

Coal — 0.2%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	525,000	530,250

Computer Services — 0.8%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,420,000	1,221,200
Sungard Data Systems, Inc. Senior Notes 10.63% due 05/15/15*	850,000	898,875

		2,120,075

Consulting Services — 0.2%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	650,000	645,125

Consumer Products-Misc. — 0.4%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	1,020,000	999,600

Containers-Metal/Glass — 0.7%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	325,000	286,000
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	440,000	409,200

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass (continued)

Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	$1,019,000	$1,041,928

		1,737,128

Containers-Paper/Plastic — 0.5%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17*	850,000	845,750
Sealed Air Corp. Senior Notes 7.88% due 06/15/17*	550,000	580,832

		1,426,582

Decision Support Software — 0.7%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	1,950,000	1,735,500

Direct Marketing — 0.4%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	1,825,000	1,168,000

Distribution/Wholesale — 0.5%
KAR Holdings, Inc. Company Guar. Notes 5.03% due 05/01/14(9)	1,070,000	866,700
KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14	565,000	522,625

		1,389,325

Diversified Banking Institutions — 3.0%
GMAC LLC Company Guar. Notes 6.00% due 04/01/11*	4,071,000	3,714,787
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	3,068,000	2,830,230
GMAC LLC Sub. Notes 8.00% due 12/31/18*	2,050,000	1,558,000

		8,103,017

Diversified Manufacturing Operations — 0.6%
Harland Clarke Holdings Corp. Notes 6.00% due 05/15/15(9)	525,000	341,250
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	850,000	682,125
SPX Corp. Senior Notes 7.63% due 12/15/14	550,000	547,250

		1,570,625

Electric-Generation — 2.8%
Edison Mission Energy Senior Notes 7.63% due 05/15/27	865,000	566,575
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	528,960	476,064
Homer City Funding LLC Senior Sec. Notes 8.73% due 10/01/26	766,680	688,095
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16	542,620	545,333
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Thru Certs., Series B 9.24% due 07/02/17	759,143	728,777
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Thru Certs., Series C 9.68% due 07/02/26	350,000	343,000
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	735,798	726,093
The AES Corp. Senior Notes 8.00% due 10/15/17	1,620,000	1,587,600
The AES Corp. Senior Notes 8.00% due 06/01/20	1,200,000	1,146,000
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	550,000	561,000

		7,368,537

Electric-Integrated — 2.2%
CMS Energy Corp. Senior Notes 8.75% due 06/15/19	175,000	183,794
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	750,000	762,188
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,430,000	1,208,350
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	463,365	454,677
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	3,040,000	2,386,400
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 10.50% due 11/01/16(4)	1,531,562	964,884

		5,960,293

Electronic Components-Misc. — 0.1%
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	150,000	136,500

Electronic Components-Semiconductors — 1.4%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	670,000	654,925
Spansion LLC Senior Sec. Notes 5.33% due 06/01/13*†(6)(7)(9)	3,640,000	3,057,600

		3,712,525

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Electronics-Military — 0.3%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	$702,000	$684,450

Finance-Auto Loans — 2.7%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	4,075,000	3,929,042
Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12	1,475,000	1,361,364
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	323,000	318,244
Ford Motor Credit Co., LLC Senior Notes 9.75% due 09/15/10	1,633,000	1,625,371

		7,234,021

Finance-Commercial — 0.3%
CIT Group, Inc. Senior Notes 5.80% due 07/28/11	1,395,000	786,029

Food-Meat Products — 0.5%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	900,000	938,250
Tyson Foods, Inc. Senior Notes 10.50% due 03/01/14*	250,000	277,500

		1,215,750

Food-Retail — 0.4%
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17*	775,000	784,687
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	375,000	372,188

		1,156,875

Funeral Services & Related Items — 0.5%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	1,550,000	1,294,250

Gambling (Non-Hotel) — 0.8%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	1,985,000	1,131,450
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*†(6)(7)	975,000	146,250
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	1,333,000	906,440

		2,184,140

Gas-Distribution — 0.2%
MXEnergy Holdings, Inc. Senior Notes 9.13% due 08/01/11(9)	1,250,000	440,625

Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(5)	68,000	17,340

Hotel/Motels — 0.5%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	1,530,000	1,239,300

Human Resources — 0.2%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	586,000	600,650

Independent Power Producers — 1.7%
Mirant North America LLC Senior Notes 7.38% due 12/31/13	1,025,000	1,012,188
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	2,035,000	1,968,862
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	775,000	802,125
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	960,000	885,600

		4,668,775

Insurance Brokers — 0.6%
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	2,145,000	1,576,575

Investment Management/Advisor Services — 0.2%
Janus Capital Group, Inc. Notes 6.95% due 06/15/17	441,000	394,022

Medical Information Systems — 0.3%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,800,000	724,500

Medical Products — 1.3%
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	1,555,000	1,683,287
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(4)	891,000	953,370
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 10.88% due 11/15/14	850,000	803,250

		3,439,907

Medical-Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16*	400,000	409,000

Medical-Drugs — 0.9%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	1,150,000	1,190,250

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)

Valeant Pharmaceuticals International Senior Notes 8.38% due 06/15/16*	$1,275,000	$1,294,125

		2,484,375

Medical-HMO — 1.2%
CIGNA Corp. Senior Notes 8.50% due 05/01/19	925,000	985,172
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	2,325,000	2,232,000

		3,217,172

Medical-Hospitals — 3.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,640,000	1,689,200
HCA, Inc. Senior Notes 7.50% due 11/15/95	2,325,000	1,381,322
HCA, Inc. Senior Notes 7.88% due 02/01/11	974,000	974,000
HCA, Inc. Senior Notes 8.50% due 04/15/19*	1,025,000	1,050,625
HCA, Inc. Senior Notes 8.75% due 09/01/10	440,000	444,400
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	1,595,000	1,662,788
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	1,017,000	1,011,915

		8,214,250

Metal-Aluminum — 0.1%
Noranda Aluminum Holding Corp. Senior Notes 7.16% due 11/15/14(4)(9)	731,832	285,414

Mining — 0.3%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.41% due 05/15/15(4)(9)	1,596,556	854,157

Multimedia — 0.1%
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11	725,000	163,125

Music — 0.6%
WMG Acquisition Corp. Senior Notes 9.50% due 06/15/16*	1,450,000	1,537,000

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(2)(12)(13)	600,000	0

Non-Hazardous Waste Disposal — 0.3%
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14*	350,000	362,250
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	540,000	530,550

		892,800

Oil Companies-Exploration & Production — 5.2%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	1,225,000	1,231,125
Belden & Blake Corp. Company Guar. Notes 8.75% due 07/15/12	300,000	264,000
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	1,325,000	980,500
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,105,000	685,100
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	2,290,000	2,138,287
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	575,000	610,219
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	490,000	426,300
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	200,000	178,000
Encore Acquisition Co. Senior Notes 9.50% due 05/01/16	600,000	612,000
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14†(6)(7)	840,000	436,800
EXCO Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	1,225,000	1,200,500
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,010,000	898,900
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	650,000	645,125
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	650,000	702,813
Quicksilver Resources, Inc. Senior Notes 8.25% due 08/01/15	925,000	888,000
Quicksilver Resources, Inc. Senior Notes 11.75% due 01/01/16	175,000	191,844
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	2,370,000	1,910,812

		14,000,325

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Oil Refining & Marketing — 0.2%
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	$475,000	$420,375

Oil-Field Services — 0.7%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14*	825,000	820,875
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	775,000	713,000
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	415,438	421,646

		1,955,521

Paper & Related Products — 1.9%
Caraustar Industries, Inc. Notes 7.38% due 06/01/09†(6)(7)	1,030,000	515,000
Cellu Tissue Holdings, Inc. Sec. Notes 11.50% due 06/01/14*	325,000	333,125
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	209,000	202,730
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	445,000	433,875
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	304,000	267,520
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	775,000	802,125
International Paper Co. Senior Notes 7.95% due 06/15/18	295,000	314,236
International Paper Co. Senior Notes 9.38% due 05/15/19	1,875,000	2,193,381

		5,061,992

Physicians Practice Management — 0.6%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17*	800,000	826,000
US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14	864,000	855,360

		1,681,360

Pipelines — 3.0%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	830,000	809,250
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	825,000	775,500
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	2,920,000	2,686,400
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	1,100,000	1,087,230
El Paso Corp. Senior Notes 12.00% due 12/12/13	150,000	170,250
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/19	350,000	429,180
MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	575,000	531,875
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	550,000	511,500
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	1,375,000	673,750
Regency Energy Partners Company Guar. Notes 8.38% due 12/15/13	400,000	402,000

		8,076,935

Printing-Commercial — 0.2%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	665,000	565,250

Private Corrections — 0.2%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	550,000	551,375

Publishing-Periodicals — 0.3%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	725,000	759,438
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17(14)(16)	1,965,000	117,900

		877,338

Real Estate Management/Services — 0.3%
CB Richard Ellis Services, Inc. Senior Sub. Notes 11.63% due 06/15/17*	700,000	703,500

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(4)(6)(7)	3,385,000	33,850

Rental Auto/Equipment — 0.4%
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	450,000	385,875
RSC Equipment Rental, Inc. Senior Sec. Notes 10.00% due 07/15/17*	750,000	783,750

		1,169,625

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)

Research & Development — 0.2%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	$1,145,000	$606,850

Retail-Apparel/Shoe — 0.6%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	703,000	605,527
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	912,000	671,884
Limited Brands, Inc. Senior Notes 8.50% due 06/15/19*	416,000	418,691

		1,696,102

Retail-Drug Store — 0.3%
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17	587,000	444,653
Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16*	225,000	237,375

		682,028

Retail-Petroleum Products — 0.5%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	25,000	22,750
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14*	595,000	541,450
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	700,000	694,750

		1,258,950

Retail-Regional Department Stores — 0.7%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	736,000	667,081
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/37	498,000	403,167
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	456,000	341,570
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	319,000	229,229
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	433,000	319,875

		1,960,922

Retail-Restaurants — 0.6%
Brinker International, Inc. Senior Notes 5.75% due 06/01/14	389,000	359,460
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	985,000	930,825
Wendy’s/Arby’s Restaurants LLC Senior Notes 10.00% due 07/15/16*	250,000	257,500

		1,547,785

Retail-Sporting Goods — 0.2%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	450,000	461,250

Rubber-Tires — 0.7%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14†(6)(14)	790,000	47,400
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	675,000	685,125
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	1,125,000	1,206,563

		1,939,088

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(2)(12)(13)	750,000	75

Seismic Data Collection — 0.3%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	1,120,000	670,600

Special Purpose Entities — 2.0%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(5)	950,000	807,500
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*(6)	3,565,000	525,838
CCM Merger, Inc. Notes 8.00% due 08/01/13*	680,000	523,600
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,845,000	1,383,750
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	900,000	900,000
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	925,000	527,250
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(4)	855,750	190,404
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	400,000	374,000

		5,232,342

Steel-Producers — 1.1%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	475,000	475,000

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Steel-Producers (continued)

Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	$1,759,000	$1,565,510
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	875,000	826,875

		2,867,385

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	500,000	547,845

Storage/Warehousing — 0.6%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	790,000	675,450
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	815,000	792,588

		1,468,038

Telecom Services — 2.6%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	450,000	310,500
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	1,850,000	1,276,500
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17*	900,000	855,000
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	1,737,000	1,502,505
Qwest Corp. Senior Notes 8.38% due 05/01/16*	1,050,000	1,076,250
Qwest Corp. Senior Notes 8.88% due 03/15/12	625,000	648,437
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	1,025,000	1,040,375
Time Warner Telecom Holdings, Inc. Company Guar. Notes 9.25% due 02/15/14	297,000	306,653

		7,016,220

Telephone-Integrated — 4.2%
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	275,000	206,250
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	675,000	622,688
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	1,009,000	928,280
Level 3 Financing, Inc. Company Guar. Notes 8.75% due 02/15/17	1,267,000	1,061,112
Level 3 Financing, Inc. Senior Notes 12.25% due 03/15/13	2,549,000	2,555,372
Qwest Capital Funding, Inc. Notes 7.25% due 02/15/11	750,000	742,500
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	428,000	418,370
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	5,160,000	4,444,050
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	370,000	370,000

		11,348,622

Television — 0.0%
Paxson Communications Corp. Senior Sec. Notes 7.38% due 01/15/13*†(6)(7)(9)	2,320,361	92,814
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(6)(7)	765,000	765
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(6)(7)	785,000	785

		94,364

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc. Senior Notes 7.20% due 04/15/12	263,000	260,716

Theaters — 0.7%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,293,000	1,192,793
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19*	800,000	796,000

		1,988,793

Transactional Software — 0.4%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	2,350,000	1,151,500

Transport-Air Freight — 1.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	675,392	418,743
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	1,850,920	1,332,663
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	586,827	269,940

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

CORPORATE BONDS & NOTES (continued)
Transport-Air Freight (continued)

Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	$1,174,863	$951,639

		2,972,985

Transport-Services — 0.4%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	700,000	654,500
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	400,000	363,000

		1,017,500

Wireless Equipment — 0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Notes 7.75% due 05/01/17*	375,000	382,500

Total U.S. Corporate Bonds & Notes (cost $235,145,723)		218,501,725

FOREIGN CORPORATE BONDS & NOTES — 7.5%
Diversified Financial Services — 0.3%
CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	1,041,000	700,935

Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	645,000	622,425

Diversified Minerals — 0.9%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/19	475,000	558,829
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16*	1,000,000	1,132,500
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19*	675,000	785,531

		2,476,860

Food-Meat Products — 0.3%
JBS SA Company Guar. Notes 9.38% due 02/07/11	502,000	487,568
JBS SA Senior Notes 10.50% due 08/04/16*	375,000	330,000

		817,568

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(2)(6)(15)	4,590,000	4,590

Medical Products — 0.5%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 4.42% due 12/01/13(9)	1,520,000	1,208,400

Medical-Drugs — 0.4%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	985,000	977,613

Metal Processors & Fabrication — 0.0%
International Utility Structures Senior Sub Notes 10.75% due 02/01/08†(1)(2)(6)(15)	3,329,000	0

Multimedia — 0.2%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	475,000	451,250

Oil Companies-Exploration & Production — 0.8%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	725,000	473,062
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	2,585,000	1,693,175
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	75,000	49,500

		2,215,737

Oil-Field Services — 0.3%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	1,010,000	903,950

Paper & Related Products — 0.2%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	525,000	522,375

Printing-Commercial — 0.1%
Quebecor World Capital Corp. Company Guar. Notes 8.75% due 03/15/16*†(6)(15)	1,840,000	165,600

Satellite Telecom — 1.6%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(5)	1,044,000	1,007,460
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	1,175,000	1,186,750
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	2,148,000	2,169,480

		4,363,690

Special Purpose Entity — 0.1%
Hellas Telecommunications Luxembourg II Sub. Notes 6.26% due 01/15/15*(9)	1,210,000	332,750

Telecom Services — 1.5%
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/02/18	1,223,463	318,100
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	1,558,000	1,332,090

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)

Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	$408,000	$432,480
Wind Acquisition Finance SA Senior Notes 11.75% due 07/15/17*	1,675,000	1,792,250

		3,874,920

Transport-Rail — 0.1%
TFM SA de CV Senior Notes 9.38% due 05/01/12	350,000	344,750

Total Foreign Corporate Bonds & Notes (cost $27,050,928)		19,983,413

LOANS(10)(11) — 4.7%
Auto/Truck Parts & Equipment-Original — 0.3%
Lear Corp. Term Loan B 10.46% due 04/25/12(3)	1,000,000	747,500

Beverages-Non-alcoholic — 0.1%
Le-Natures, Inc. BTL 7.00% due 03/01/11†(2)(3)(6)(7)	1,200,000	224,000

Building-Residential/Commercial — 0.1%
TOUSA, Inc. BTL 12.25% due 08/15/13(2)(3)(8)	1,258,451	377,535

Casino Services — 0.6%
Herbst Gaming, Inc. Tranche 1 10.50% due 12/02/11†(2)(3)(7)	531,033	240,735
Herbst Gaming, Inc. Delayed Draw 10.50% due 12/02/11†(2)(3)(7)	957,622	434,121
Holding Gaming Borrower LP BTL-B 9.25% due 02/19/13(2)(3)	1,000,000	920,000

		1,594,856

Diversified Financial Services — 0.4%
Wind Finance SL S.A 2nd Lien 7.99% due 11/26/14(2)	1,000,000	994,000

Electric-Integrated — 0.1%
Texas Competitive Electric Holdings Co. LLC BTL-3 3.80% due 10/10/14(2)(3)	480,076	370,334
Texas Competitive Electric Holdings Co. LLC BTL-3 3.81% due 10/10/14(2)(3)	3,693	2,849

		373,183

Food-Retail — 0.3%
Dole Foods, Inc. BTL-C 8.00% due 04/12/13(2)(3)	173,450	175,061
	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Dole Foods, Inc. Tranche B 8.00% due 04/12/13(2)(3)	8,111	8,186
Solvest, Ltd. Term Loan C 8.00% due 04/12/13(2)(3)	676,512	682,794

		866,041

Gambling (Non-Hotel) — 0.4%
Greektown Holdings LLC Delayed Draw 16.75% due 09/01/09(2)(3)	1,021,984	1,015,597

Medical-Drugs — 0.5%
Triax Pharmaceuticals LLC BTL 14.00% due 08/30/11(1)(2)(3)(17)	1,584,627	1,429,030

Medical-Hospitals — 0.8%
Capella Healthcare, Inc. 2nd Lien 13.00% due 02/29/16(2)(3)	1,000,000	972,500
Iasis Healthcare Corp. BTL 6.29% due 06/15/14(2)(3)	1,216,397	1,140,372

		2,112,872

Oil-Field Services — 0.3%
Stallion Oilfield Service BTL 7.51% due 08/01/12(2)(3)	2,000,000	728,334

Rubber-Tires — 0.3%
Cooper-Standard Automotive, Inc. Term Loan D 3.23% due 12/23/11(3)(14)	1,000,000	700,000

Telecom Services — 0.3%
Fairpoint Communications, Inc. BTL B 3.35% due 03/31/15(2)(3)	1,000,000	764,167

Theaters — 0.2%
AMC Entertainment Holdings, Inc. BTL 5.63% due 06/15/12(2)(3)	593,096	508,580

Total Loans (cost $15,979,903)		12,435,695

COMMON STOCK — 0.8%
Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings†	830	23,240

Casino Services — 0.0%
Capital Gaming International, Inc.†(1)	103	0

Energy-Alternate Sources — 0.0%
VeraSun Energy Corp.†(1)(2)	75,000	0

Food-Misc. — 0.2%
Wornick Co.†(1)(2)(3)	8,418	420,900

Gambling (Non-Hotel) — 0.1%
Shreveport Gaming Holdings, Inc.†(1)(2)(3)	17,578	339,431

Independent Power Producers — 0.0%
Mirant Corp.†	5,913	106,789

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(3)(18)	128,418	$53,936

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(1)(2)(3)	70,165	17,541

Oil Companies-Exploration & Production — 0.5%
EXCO Resources, Inc.†	92,971	1,277,422

Total Common Stock (cost $4,387,950)		2,239,259

PREFERRED STOCK — 0.0%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C 14.70%(1)(2)(3)(18)(cost $78,353)	39,177	78,353

WARRANTS — 0.0%†
Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings Expires 06/09/14 (strike price $55.31)	4,026	1,409
Masonite Worldwide Holdings Expires 06/09/16 (strike price $55.31)	3,019	1,057

		2,466

Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (Strike price $4.31)(1)	44,885	449

Telecom Services — 0.0%
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)(1)(2)	3,500	0

Total Warrants (cost $131,987)		2,915

Total Long-Term Investment Securities (cost $284,294,428)		253,842,775

REPURCHASE AGREEMENT — 4.4%
Repurchase Agreement — 4.4%
State Street Bank & Trust Co. Joint Repurchase Agreement(19) (cost $11,646,000)	$11,646,000	11,646,000

TOTAL INVESTMENTS (cost $295,940,428)(20)	99.4%	265,488,775
Other assets less liabilities	0.6	1,725,216

NET ASSETS	100.0%	$267,213,991

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2009, the aggregate value of these securities was $70,277,647 representing 26.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At July 31, 2009, the aggregate value of these securities was $16,934,016 representing 6.3% of net assets.

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

(3)	To the extent permitted by the Prospectus and Statement of Additional Information, the High-Yield Bond Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2009, the High-Yield Bond Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value Per	% of Net
Name	Date	Shares	Cost	Value	Share	Assets

AMC Entertainment Holdings 5.63% due 06/15/12 Loan Agreement	6/8/07	$500,000	$488,058
	9/15/07	13,813	13,813
	12/15/07	13,767	15,007
	3/17/08	13,324	13,324
	6/15/08	10,665	10,665
	9/25/08	10,842	12,417
	12/19/08	11,116	11,676
	03/24/09	10,142	10,142
	06/15/09	9,427	9,427

		593,096	584,529	$508,580	$85.75	0.19%
Capella Healthcare, Inc. 13.00% due 02/29/16 Loan Agreement	3/11/08	$1,000,000	$990,887	972,500	97.25	0.36
Cooper-Standard Automotive, Inc. 3.23% due 12/23/11 Loan Agreement	06/15/09	$1,000,000	$570,000	700,000	70.00	0.26
Critical Care Systems International, Inc. Common Stock	6/26/06	70,165	$583,324	17,541	0.25	0.01
Dole Food Co. 8.00% due 04/12/13 Loan Agreement	07/07/09	$173,450	$165,369	175,061	100.93	0.07
Dole Food Co. 8.00% due 04/12/13 Loan Agreement	07/07/09	$8,111	$6,890	8,186	100.92	0.00
Fairpoint Communications, Inc. 3.35% due 03/31/15 Loan Agreement	06/10/09	$1,000,000	$740,000	764,167	76.42	0.29
Greektown Holdings LLC 16.75% due 09/01/09 Loan Agreement	06/30/09	$1,013,221	$1,010,840
	06/30/08	4,442	4,442
	07/31/09	4,321	4,321

		1,021,984	1,019,603	1,015,597	99.38	0.38
Herbst Gaming, Inc. 10.50% due 12/02/11 Loan Agreement	3/26/08	$184,265	$158,214
	3/26/08	173,384	134,359
	3/28/08	173,384	123,536

		531,033	416,109	240,735	45.33	0.09
Herbst Gaming, Inc. 10.50% due 12/02/11 Loan Agreement	3/26/08	$49,019	$46,847
	3/26/08	746,541	606,686
	3/28/08	51,892	37,501
	9/26/08	110,170	93,217

		957,622	784,251	434,121	45.33	0.16
Holding Gaming Borrower LP 9.25% due 02/19/13 Loan Agreement	8/16/08	$1,000,000	$947,000	920,000	92.00	0.34

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value Per	% of Net
Name	Date	Shares	Cost	Value	Share	Assets

Iasis Healthcare Corp. 6.29% due 06/15/14 Loan Agreement	4/13/07	$1,000,000	$986,906
	8/15/07	26,516	26,937
	10/31/07	27,834	27,834
	1/26/08	28,397	28,397
	4/30/08	23,502	23,502
	7/31/08	22,825	23,224
	10/26/08	23,208	23,617
	1/28/09	25,508	25,509
	4/30/09	19,365	19,365
	07/31/09	19,242	192,242

		1,216,397	1,377,533	$1,140,372	$93.75	0.43%
ICO North America, Inc. 7.50% due 08/15/09	8/11/05	$1,125,000	$1,125,000
	2/15/08	47,000	47,000
	9/12/08	49,000	49,000
	2/27/09	51,000	51,000

		1,272,000	1,272,000	407,040	32.00	0.15
Lear Corp. 10.46% due 04/25/12 Loan Agreement	05/13/09	$1,000,000	$580,000	747,500	74.75	0.28
Le-Natures, Inc. 7.00% due 03/01/11 Loan Agreement	9/26/06	$1,200,000	$1,200,000	224,000	18.67	0.08
Shreveport Gaming Holdings, Inc. Common Stock	7/21/05	2,402	$55,294
	7/29/05	15,176	349,393

		17,578	404,687	339,431	19.31	0.13
Solvest, Ltd. 8.00% due 04/12/13 Loan Agreement	07/07/09	$676,512	$641,882	682,794	100.93	0.26
Stallion Oilfield Service 7.51% due 08/01/12 Loan Agreement	7/18/07	$1,000,000	$994,627
	12/4/07	1,000,000	957,200

		2,000,000	1,951,827	728,334	36.42	0.27
Texas Competitive Electric Holdings Co., Inc. 3.80% due 10/10/14 Loan Agreement	11/11/08	$480,076	$480,076	370,334	77.14	0.14
Texas Competitive Electric Holdings Co., Inc. 3.81% due 10/10/14 Loan Agreement	3/31/09	$3,693	$3,693	2,849	77.15	0.00
TOUSA, Inc. 12.25% due 08/15/13 Loan Agreement	10/11/07	$1,022,829	$931,684
	1/29/08	11,293	14,571
	3/14/08	10,700	14,171
	4/9/08	26,285	26,285
	6/30/08	37,503	37,503
	10/07/08	39,014	39,014
	01/15/09	37,728	37,728
	03/31/09	35,804	35,804
	06/30/09	37,295	37,295

		1,258,451	1,174,055	377,535	30.00	0.14

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value Per	% of Net
Name	Date	Shares	Cost	Value	Share	Assets

Triax Pharmaceuticals LLC 14.00% due 08/30/11 Loan Agreement	8/31/07	$1,500,000	$1,393,239
	10/31/07	3,875	22,599
	1/24/08	11,404	11,404
	4/16/08	11,239	11,239
	7/1/08	11,449	11,449
	10/01/08	11,534	11,534
	1/05/09	11,751	11,751
	4/01/09	11,579	11,579
	07/01/09	11,796	11,796

		1,584,627	1,496,590	$1,429,030	$90.18	0.53%
Triax Pharmaceuticals LLC Common Stock	8/31/07	128,418	$53,936	53,936	0.42	0.02
Triax Pharmaceuticals LLC Class C 14.70% Preferred Stock	8/31/07	39,177	$78,353	78,353	2.00	0.03
Wornick Co. Common Stock	8/08/08	8,418	$1,113,241	420,900	50.00	0.16

				$12,758,896		4.77%

(4)	Income may be received in cash or additional bonds at the discretion of the issuer.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	Bond in default
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(9)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2009.
(10)	The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(11)	Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	Company has filed for Chapter 7 bankruptcy protection.
(13)	Bond is in default and did not pay principal at maturity.
(14)	Subsequent to July 31, 2009, the company has filed for Chapter 11 bankruptcy protection.
(15)	Company has filed bankruptcy in country of issuance.
(16)	Security is in default of interest subsequent to July 31, 2009.
(17)	A portion of the interest is paid in the form of additional bonds.
(18)	Consists of more than one type of securities traded together as a unit.
(19)	See Note 2 for details of Joint Repurchase Agreements.
(20)	See Note 3 for cost of investments on a tax basis.
(21)	Subsequent to July 31, 2009, bond is in default of principal at maturity.
BTL — Bank Term Loan

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$194,375	$407,040	$601,415
U.S. Corporate Bonds & Notes	—	209,817,340	8,684,385	218,501,725
Foreign Corporate Bonds & Notes	—	19,983,413	0	19,983,413
Loans	—	5,613,597	6,822,098	12,435,695
Common Stock	1,407,451	—	831,808	2,239,259
Preferred Stock	—	—	78,353	78,353
Warrants	2,466	—	449	2,915
Repurchase Agreements	—	11,646,000	—	11,646,000

Total	$1,409,917	$247,254,725	$16,824,133	$265,488,775

SunAmerica Series Trust High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible	U.S. Corporate	Foreign Corporate		Common	Preferred
	Bonds & Notes	Bonds & Notes	Bonds & Notes	Loans	Stock	Stock	Warrants

Balance as of 1/31/2009	$244,200	$12,496,857	$0	$9,989,583	$814,969	$141,729	$449
Accrued discounts/premiums	—	21,653	—	92,619	—	—	—
Realized gain (loss)	—	725,291	—	(694,800)	(17)	(708,846)	—
Change in unrealized appreciation (depreciation)	111,840	(2,158,605)	—	4,103,034	16,859	645,470	—
Net purchases (sales)	51,000	(2,400,811)	—	(5,527,966)	(3)	—	—
Transfers in and/or out of Level 3	—	—	—	(1,140,372)	—	—	—

Balance as of 7/31/2009	$407,040	$8,684,385	$0	$6,822,098	$831,808	$78,353	$449

See Notes to Financial Statements

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	35.0%
Government National Mtg. Assoc.	22.8
United States Treasury Notes	9.7
Banks-Commercial	7.3
Diversified Banking Institutions	5.7
Finance-Investment Banker/Broker	3.7
Repurchase Agreements	3.3
Diversified Financial Services	3.3
United States Treasury Bonds	3.2
Federal Home Loan Mtg. Corp.	2.1
Sovereign	2.0
Electric-Integrated	1.3
Banks-Special Purpose	1.0
Finance-Credit Card	1.0
Telephone-Integrated	0.9
Special Purpose Entities	0.9
Beverages-Non-alcoholic	0.8
Municipal Bonds & Notes	0.7
Sugar	0.7
Banks-Money Center	0.6
Banks-Super Regional	0.6
Computers	0.6
Finance-Commercial	0.5
Transport-Services	0.4
Oil Companies-Exploration & Production	0.4
Printing-Commercial	0.4
Tobacco	0.4
Auto-Cars/Light Trucks	0.3
Medical-Wholesale Drug Distribution	0.3
Finance-Consumer Loans	0.3
Insurance-Life/Health	0.2
Oil Companies-Integrated	0.1

110.5%

Credit Quality†(1)

Government-Agency	69.8%
Government-Treasury	2.5
AAA	7.7
AA	2.1
A	11.7
BBB	4.8
BB	0.1
B	0.5
CCC	0.1
CC	0.3
Not Rated@	0.4

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard & Poors.
(1)	Calculated as a percentage of total debt issues, excluding short-term securities.

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
	Principal	Value
Security Description	Amount**	(Note 2)

ASSET BACKED SECURITIES — 3.0%
Diversified Financial Services — 3.0%
Access Group, Inc. Student Loan Backed Note Series 2008-1, Class A 1.80% due 10/27/25(1)	$577,835	$575,561
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A-1A 5.50% due 08/25/36	676,133	401,749
Bear Stearns Commercial Mtg. Securities Series 1999-CLF1, Class A3 7.00% due 05/20/30(2)	371,013	391,353
Credit-Based Asset Servicing and Securitization LLC Series 2006-CB9, Class A1 0.35% due 11/25/36(1)	60,429	46,122
Ford Credit Auto Owner Trust Series 2008-C, Class A2B 1.19% due 01/15/11(1)	468,063	468,422
Ford Credit Auto Owner Trust Series 2008-B, Class A2 1.49% due 12/15/10(1)	407,776	408,417
Franklin Auto Trust Series 2008-A, Class A3 1.87% due 06/20/12(1)	900,000	889,938
GS Mtg. Securities Corp. II Series 2001-ROCK, Class A2 6.62% due 05/03/18*(2)	300,000	322,360
GSR Mtg. Loan Trust Series 2005-AR6, Class 2A1 4.41% due 09/25/35(1)(2)	284,714	257,828
Harborview Mtg. Loan Trust Series 2006-12, Class 2A-2A 0.48% due 01/19/38(1)(2)	708,705	346,249
Prime Mtg. Trust Series 2006-1, Class 1A1 5.50% due 06/25/36(2)	823,002	547,939
Residential Asset Securitization Trust Series 2003-A8, Class A2 0.64% due 10/25/18(1)(2)	469,348	385,759
SLM Student Loan Trust Series 2008-9, Class A 2.00% due 04/25/23(1)	2,514,282	2,545,882
SLM Student Loan Trust Series 2007-2, Class A2 0.50% due 07/25/17(1)	500,000	485,975
SLM Student Loan Trust Series 2008-7, Class A1 0.90% due 04/25/10(1)	318,216	317,037
South Carolina Student Loan Corp. Series 2008-1, Class A1 0.62% due 09/02/14(1)	309,618	309,647
Wachovia Bank Commercial Mtg. Trust Series 2006-C29, Class A4 5.31% due 11/15/48(2)	1,000,000	809,215
WaMu Mtg. Pass Through Certs. Series 2005-AR13, Class A1A1 0.58% due 10/25/45(1)(2)	355,415	203,286

Total Asset Backed Securities (cost $9,382,291)		9,712,739

U.S. CORPORATE BONDS & NOTES — 17.3%
Auto-Cars/Light Trucks — 0.3%
Daimler Finance North America LLC Notes 4.88% due 06/15/10	1,000,000	1,010,221
Daimler Finance North America LLC Company Guar. Bonds 5.75% due 09/08/11	100,000	103,108

		1,113,329

Banks-Commercial — 1.5%
KeyBank NA Sub. Notes 7.41% due 10/15/27	650,000	618,275
National City Bank Senior Notes 0.70% due 06/18/10(1)	500,000	496,822
UBS AG Stamford Branch Senior Notes 1.53% due 06/19/10(1)	900,000	888,013
Wachovia Bank NA Sub. Notes 0.96% due 03/15/16(1)	3,600,000	2,991,028

		4,994,138

Banks-Super Regional — 0.6%
JP Morgan Chase Bank NA Sub. Notes 0.96% due 06/13/16(1)	600,000	490,008
KeyCorp Senior Notes 6.50% due 05/14/13	1,000,000	993,024
Wachovia Corp. Senior Notes 5.30% due 10/15/11	400,000	420,456

		1,903,488

Beverages-Non-alcoholic — 0.8%
PepsiCo, Inc. Senior Notes 7.90% due 11/01/18	2,000,000	2,516,954

Computers — 0.6%
Hewlett-Packard Co. Notes 0.69% due 06/15/10(1)	700,000	700,891
International Business Machines Corp. Senior Notes 1.08% due 07/28/11(1)	1,100,000	1,113,037

		1,813,928

Diversified Banking Institutions — 5.0%
Diversified Banking Institutions (continued)

Bank of America Corp. Senior Notes 5.65% due 05/01/18	2,000,000	1,907,624
Bank of America Corp. Senior Notes 5.75% due 12/01/17	1,600,000	1,536,152
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	1,700,000	1,670,179

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 6.13% due 11/21/17		$2,400,000	$2,207,083
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18		700,000	741,288
Morgan Stanley Senior Notes 0.99% due 10/15/15(1)		100,000	88,672
Morgan Stanley Senior Notes 6.00% due 04/28/15		1,800,000	1,863,454
Morgan Stanley Senior Notes 6.63% due 04/01/18		3,200,000	3,405,687
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18		1,200,000	1,264,352
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18		1,200,000	1,282,279
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17		300,000	321,281

			16,288,051

Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39		600,000	589,191

Electric-Integrated — 0.8%
Constellation Energy Group, Inc. Senior Notes 7.00% due 04/01/12		1,000,000	1,046,591
Dominion Resources, Inc. Senior Notes 1.66% due 06/17/10(1)		800,000	804,743
FPL Group Capital, Inc. Company Guar. Notes 1.49% due 06/17/11(1)		800,000	806,925

			2,658,259

Finance-Commercial — 0.5%
Caterpillar Financial Services Corp. Senior Notes 1.35% due 06/24/11(1)		900,000	900,987
CIT Group, Inc. Senior Notes 4.25% due 09/22/11	EUR	1,000,000	698,397

			1,599,384

Finance-Consumer Loans — 0.3%
SLM Corp. Senior Notes 0.73% due 10/25/11(1)		500,000	381,665
SLM Corp. Senior Notes 4.75% due 03/17/14	EUR	600,000	590,074

			971,739

Finance-Credit Card — 1.0%
American Express Credit Corp. Senior Notes 5.88% due 05/02/13		3,100,000	3,189,692

Finance-Investment Banker/Broker — 2.8%
Lehman Brothers Holdings, Inc. Senior Notes 6.88% due 05/02/18†(3)(4)		1,000,000	177,500
Merrill Lynch & Co., Inc. Senior Notes 1.24% due 02/05/10(1)		900,000	895,172
Merrill Lynch & Co., Inc. Senior Notes 1.57% due 05/30/14	EUR	200,000	248,013
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18		1,900,000	1,915,198
Morgan Stanley Senior Notes 6.60% due 04/01/12		900,000	957,766
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15		400,000	402,197
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17		900,000	962,348
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18		1,300,000	1,457,335
The Goldman Sachs Group, Inc. Senior Notes 6.88% due 01/15/11		1,800,000	1,916,437

			8,931,966

Insurance-Life/Health — 0.2%
Pricoa Global Funding I Notes 0.59% due 01/30/12*(1)		500,000	469,969
Pricoa Global Funding I Notes 0.80% due 09/27/13*(1)		400,000	310,056

			780,025

Internet Connectivity Services — 0.0%
Rhythms Netconnections, Inc. Senior Notes 13.50% due 05/15/08†(5)(6)		1,700,000	0
Rhythms Netconnections, Inc. Senior Notes 14.00% due 02/15/10†(5)(6)		400,000	0

			0

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15		1,000,000	973,468

Miscellaneous Manufacturing — 0.0%
Propex Fabrics, Inc. Company Guar. Notes 10.00% due 12/01/12†(3)(4)		205,000	21

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

			Market
		Principal	Value
Security Description		Amount**	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.4%
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10		$1,130,000	$1,217,575

Printing-Commercial — 0.4%
R.R. Donnelley & Sons, Co. Notes 11.25% due 02/01/19		1,100,000	1,211,372

Special Purpose Entities — 0.5%
Barnett Capital Trust III Notes 1.65% due 02/01/27(1)		2,700,000	1,403,679
CA FM Lease Trust Senior Notes 8.50% due 07/15/17*		136,307	139,781

			1,543,460

Telephone-Integrated — 0.4%
AT&T Corp. Senior Notes 8.00% due 11/15/31		1,000,000	1,241,300

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18		500,000	608,006
Reynolds American, Inc. Company Guar. 7.25% due 06/01/13		500,000	527,921

			1,135,927

Transport-Services — 0.4%
Ryder System, Inc. Senior Notes 7.20% due 09/01/15		1,200,000	1,246,417

Total U.S. Corporate Bonds & Notes (cost $53,938,305)			55,919,684

FOREIGN CORPORATE BONDS & NOTES — 11.3%
Banks-Commercial — 5.7%
ANZ National International, Ltd./New Zealand Company Guar. Notes 6.20% due 07/19/13*		1,000,000	1,040,412
Barclays Bank PLC Senior Notes 5.20% due 07/10/14		1,300,000	1,348,209
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(7)		1,100,000	836,000
Barclays Bank PLC Sub. Notes 14.00% due 06/15/19(1)(7)	GBP	100,000	207,136
ING Bank NV Government Guar. Notes 2.63% due 02/05/12*		4,100,000	4,161,013
National Australia Bank Ltd. Senior Notes 5.35% due 06/12/13*		1,800,000	1,852,978
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/5/17*(1)(7)		1,200,000	576,000
Swedbank AB Government Guar. Notes 2.80% due 02/10/12*		5,000,000	5,001,354
Swedbank AB Government Guar. Notes 3.00% due 12/22/11*		2,200,000	2,219,382
UBS AG Notes 5.75% due 04/25/18		1,300,000	1,226,902

			18,469,386

Banks-Money Center — 0.6%
Deutsche Bank AG (London) Notes 4.88% due 05/20/13		1,300,000	1,358,172
Lloyds TSB Bank PLC Government Guar. Notes 1.42% due 06/09/11	EUR	500,000	714,699

			2,072,871

Banks-Special Purpose — 1.1%
Export-Import Bank of Korea Senior Notes 8.13% due 01/21/14		2,200,000	2,401,276
Fortis Bank Nederland Holding NV Government Guar. Notes 1.74% due 06/10/11(1)	EUR	700,000	1,000,309

			3,401,585

Diversified Banking Institutions — 0.5%
BNP Paribas Jr. Sub.Notes 7.20% due 6/25/37*(1)(7)		1,000,000	737,500
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38		1,000,000	978,862

			1,716,362

Diversified Financial Services — 0.1%
Citigroup Funding, Inc. (Rosselkhozbank Bond Credit Linked Security) 5.43% due 02/24/10(5)(6)		465,000	449,929

Electric-Integrated — 0.5%
Electricite de France Notes 6.50% due 01/26/19*		1,300,000	1,485,702

Finance-Investment Banker/Broker — 1.0%
Macquarie Bank, Ltd. Government Guar. Notes 4.10% due 12/17/13*		3,100,000	3,176,040

Oil Companies-Integrated — 0.1%
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39		400,000	420,035

Paper & Related Products — 0.1%
Pindo Deli Finance BV Company Guar. Bonds zero coupon due 04/28/27*(5)(11)		1,743,170	17,432

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount**	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)

Pindo Deli Finance BV Company Guar. Notes 2.51% due 04/28/18*(1)(5)(11)	$432,197	$47,542
Pindo Deli Finance BV Company Guar. Notes 3.05% due 04/28/15*(1)(5)(11)	73,261	9,890
Tjiwi Kimia Finance BV Company Guar. Notes zero coupon due 04/28/27*(5)(11)	724,965	7,249
Tjiwi Kimia Finance BV Company Guar. Notes 2.51% due 04/28/18*(1)(5)(11)	293,490	32,284
Tjiwi Kimia Finance BV Company Guar. Notes 2.51% due 04/28/15(1)(11)	195,908	25,468

		139,865

Special Purpose Entities — 0.4%
Pearson Dollar Finance Two PLC Company Guar. Notes 5.50% due 05/06/13*	1,100,000	1,094,054
TransCapitalInvest Ltd., for OJSC AK Transneft Notes 8.70% due 08/07/18*	300,000	300,000

		1,394,054

Specified Purpose Acquisitions — 0.0%
Murrin Murrin Holdings Property, Ltd. Bonds 9.38% due 08/31/30†(5)(6)	600,000	60

Sugar — 0.7%
Tate & Lyle International Finance PLC Company Guar. Notes 6.63% due 06/15/16*	2,300,000	2,106,706

Telephone-Integrated — 0.5%
British Telecommunications PLC Senior Notes 5.95% due 01/15/18	1,700,000	1,727,990

Total Foreign Corporate Bonds & Notes (cost $36,513,812)		36,560,585

FOREIGN GOVERNMENT AGENCIES — 0.6%
Sovereign — 0.6%
Russian Federation Bonds 7.50% due 03/31/30*(8)	376	378
United Mexican States Notes 5.95% due 03/19/19	1,900,000	1,934,200

Total Foreign Government Agencies (cost $1,896,374)		1,934,578

MUNICIPAL BONDS & NOTES — 0.7%
Chicago Transit Authority Series A 6.90% due 12/01/40	800,000	855,560
Chicago Transit Authority Series B 6.90% due 12/01/40	900,000	962,505
Ohio Housing Finance Agency Series F 6.04% due 09/01/17	480,000	468,341

Total Municipal Bonds & Notes (cost $2,179,781)		2,286,406

U.S. GOVERNMENT AGENCIES — 61.3%
Federal Home Loan Mtg. Corp. — 2.1%
0.70% due 03/09/11	1,504,000	1,509,625
5.00% due 02/01/36	3,659,472	3,755,994
Federal Home Loan Mtg. Corp. REMIC Series 3346, Class FA 0.52% due 02/15/19	260,781	254,981
Series T-62, Class 1A1 2.54% due 10/25/44	205,099	201,030
Series T-61, Class 1A1 2.74% due 07/25/44	1,143,895	1,126,965

		6,848,595

Federal National Mtg. Assoc. — 35.0%
4.50% due 02/01/38	898,329	904,849
5.00% due 09/01/35	496,879	511,490
5.00% due 02/01/37	2,805,488	2,874,225
5.00% due 02/01/38	79,277	81,214
5.00% due August TBA	6,400,000	6,548,000
5.08% due 06/01/35	653,732	679,469
5.50% due 10/01/36	453,577	470,806
5.50% due 05/01/37	3,757,301	3,897,669
5.50% due 06/01/37	674,295	699,486
5.50% due 07/01/37	3,560,577	3,693,596
5.50% due 09/01/37	831,087	862,136
5.50% due 12/01/37	6,591,235	6,837,477
5.50% due 03/01/38	1,480,879	1,535,889
5.50% due 05/01/38	2,019,545	2,094,734
5.50% due 07/01/38	7,123,410	7,388,019
5.50% due 08/01/38(9)	747,778	775,556
5.50% due 09/01/38	3,814,264	3,955,950
5.50% due 10/01/38	27,386,492	28,433,415
5.50% due 11/01/38	12,660,520	13,133,503
5.50% due 12/01/38	3,945,249	4,091,800
5.50% due 01/01/39	3,000,002	3,111,441
5.50% due August TBA	16,000,000	16,575,008
6.00% due 10/01/37	954,052	1,001,620
6.00% due 12/01/37	959,487	1,007,326
6.00% due 02/01/38	1,995,582	2,094,032

		113,258,710

Government National Mtg. Assoc. — 22.8%
6.00% due 08/15/31	4,626	4,907
6.00% due 11/15/32	4,510	4,784
6.00% due 10/15/33	6,009	6,370
6.00% due 11/15/33	4,798	5,086
6.00% due 05/15/35	236,174	248,885

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount**	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)

6.00% due 01/15/36	$71,120	$74,825
6.00% due 02/15/36	34,187	35,968
6.00% due 02/15/37	371,785	390,923
6.00% due 05/15/37	35,896	37,744
6.00% due 06/15/37	1,382,345	1,453,499
6.00% due 07/15/37	83,710	88,019
6.00% due 09/15/37	607,410	638,677
6.00% due 11/15/37	2,250,239	2,366,074
6.00% due 12/15/37	1,683,336	1,770,000
6.00% due 01/15/38	400,058	420,589
6.00% due 02/15/38	56,871	59,790
6.00% due 03/15/38	1,427,497	1,500,758
6.00% due 04/15/38	203,245	213,675
6.00% due 05/15/38	810,961	852,580
6.00% due 07/15/38	808,596	850,094
6.00% due 08/15/38	10,212,302	10,736,403
6.00% due 09/15/38	8,439,142	8,872,244
6.00% due 10/15/38	7,522,897	7,912,101
6.00% due 11/15/38	4,000,425	4,205,730
6.00% due 12/15/38	3,236,250	3,402,465
6.00% due 01/15/39	6,957,612	7,314,679
6.00% due August TBA	16,600,000	17,424,821
6.50% due 06/15/38	1,003,146	1,068,553
6.50% due 07/15/38	1,279,339	1,362,754
6.50% due 08/15/38	499,661	532,240
6.50% due 10/15/38	97,440	103,821

		73,959,058

Sovereign — 1.4%
Overseas Private Investment Corp. Bonds zero coupon due 09/20/13	2,192,079	2,209,147
Overseas Private Investment Corp. Government Guar. Notes 5.75% due 04/15/14(6)	2,100,000	2,252,250

		4,461,397

Total U.S. Government Agencies (cost $195,214,176)		198,527,760

U.S. GOVERNMENT TREASURIES — 12.9%
United States Treasury Bonds — 3.2%
2.50% due 01/15/29 TIPS	4,780,704	4,994,344
4.25% due 05/15/39	5,500,000	5,443,295

		10,437,639

United States Treasury Notes — 9.7%
0.01% due 01/15/19 TIPS	3,187,136	3,306,654
0.88% due 04/30/11(9)	796,000	794,511
1.88% due 02/28/14	13,000,000	12,710,490
2.38% due 01/15/17 TIPS	2,226,756	2,325,568
2.63% due 06/30/14	800,000	804,248
2.75% due 02/15/19	6,100,000	5,730,645
3.13% due 05/15/19	5,900,000	5,717,454

		31,389,570

Total U.S. Government Treasuries (cost $41,450,613)		41,827,209

COMMON STOCK — 0.1%
Communications Software — 0.0%
Ventelo GmbH†*(6)	11,286	$0

Diversified Banking Institutions — 0.1%
Citigroup, Inc.	120,080	380,654

Electric-Integrated — 0.0%
PNM Resources, Inc.	63	769

Telecom Equipment-Fiber Optics — 0.0%
Viatel Holding Bermuda Ltd.	2	20

Telephone-Integrated — 0.0%
XO Holdings, Inc.	682	344

Total Common Stock (cost $671,511)		381,787

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Electric-Integrated — 0.0%
SW Acquisition†*(6)
Total Membership Interest Certificates (cost $0)	1	6

WARRANTS† — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/20 (strike price $250.00)(6)	750	86,250

Telephone-Integrated — 0.0%
XO Holdings, Inc., Series A Expires 01/16/10 (strike price $6.25)	1,369	8
XO Holdings, Inc., Series B Expires 01/16/10 (strike price $7.50)	1,027	1
XO Holdings, Inc., Series C Expires 01/16/10 (strike price $10.00)	1,027	1

		10

Total Warrants (cost $0)		86,260

Total Long-Term Investment Securities (cost $341,246,863)		347,237,014

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasury Bills — 0.0%
0.16% due 09/03/09(9)	$16,000	15,998
0.18% due 09/24/09	4,000	3,999

Total Short-Term Investment Securities (cost $19,997)		19,997

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENTS — 3.3%
Agreement with J.P. Morgan Securities., bearing interest at 0.21%, dated 07/31/09, to be repurchased 08/03/09 in the amount of $8,800,154 and collateralized by $8,422,000 of Federal National Mtg. Assoc. Notes, bearing interest at 7.13% due 10/18/13 and having approximate value of $8,980,308	$8,800,000	$8,800,000
Agreement with Barclays Capital, bearing interest at 0.21%, dated 07/31/09, to be repurchased 08/03/09 in the amount of $2,000,035 and collateralized by $1,640,000 of United States Treasury Notes, bearing interest at 3.00% due 10/18/13 and having approximate value of $2,059,482	2,000,000	2,000,000

Total Repurchase Agreements (cost $10,800,000)		10,800,000

TOTAL INVESTMENTS (cost $352,066,860)(10)	110.5%	358,057,011
Liabilities in excess of other assets	(10.5)	(34,168,841)

NET ASSETS	100.0%	$323,888,170

BONDS & NOTES SOLD SHORT — (1.3)%
Federal National Mtg. Assoc. — (1.3)%
6.00% due August TBA
Total Bonds & Notes Sold Short (proceeds $(4,173,242))	(4,000,000)	$(4,192,500)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2009, the aggregate value of these securities was $25,944,082 representing 8.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2009.
(2)	Collateralized Mortgage Obligation
(3)	Bond in default
(4)	Company has filed for Chapter 11 bankruptcy protection.
(5)	Illiquid security. At July 31, 2009, the aggregate value of these securities was $564,386 representing 0.2% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs see Note 2
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	The security or portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(10)	See Note 3 for cost of investments on a tax basis.
(11)	Bond is in default subsequent to July 31, 2009
ADR — American Depository Receipt
EUR — Euro Dollar
GBP — British Pound
REMIC — Real Estate Mortgage Investment Conduit

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS — Treasury Inflation Protected Security

Written Put Options

						Unrealized
	Expiration	Strike	Number of	Premiums	Market Value	Appreciation/
Issue	Month	Price	Contracts	Received	at 07/31/09	(Depreciation)

3 Month Eurodollar Futures	September 2009	$98.50	7	$2,188	$131	$2,056
3 Month Eurodollar Futures	December 2009	98.63	28	9,730	3,850	5,880

				$11,918	$3,981	$7,936

Open Futures Contracts

Number				Market	Market	Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	July 31, 2009	(Depreciation)

41	Long	U.S. Treasury 10 Year Notes	September 2009	$4,740,539	$4,808,531	$67,992
65	Long	90 Day Euro-Bund Futures	September 2009	10,984,745	11,306,330	321,585
8	Long	90 Day Euro-Bobl Futures	September 2009	1,309,805	1,324,388	14,583
4	Long	U.S. Treasury 2 Year Notes	September 2009	867,313	866,313	(1,000)
385	Long	90 Day Euro Dollar Futures	March 2010	94,517,569	95,301,938	784,369
89	Long	3 Month Euro EURIBOR Futures	June 2010	31,153,516	31,270,515	116,999
67	Long	90 Day Euro Dollar Futures	June 2010	16,515,387	16,520,525	5,138
341	Long	90 Day Sterling Futures	June 2010	69,826,980	69,871,446	44,466
154	Long	90 Day Euro Dollar Futures	September 2010	37,879,057	37,818,550	(60,507)
100	Long	3 Month Euro EURIBOR Futures	September 2010	34,856,455	35,007,134	150,679
158	Long	90 Day Sterling Futures	September 2010	32,153,321	32,193,000	39,679

						$1,483,983

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*USD	1,499,404	BRL	3,015,890	08/04/2009	$108,093
USD	150,714	MYR	534,717	08/12/2009	1,037
USD	1,082,663	CNY	7,471,807	09/08/2009	11,171
USD	10,911	MYR	39,160	11/12/2009	167

					$120,468

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*BRL	1,507,945	USD	744,297	08/04/2009	$(63,928)
GBP	2,822,000	USD	4,602,854	08/06/2009	(111,135)
EUR	3,478,000	USD	4,950,961	09/04/2009	(6,578)
MYR	534,717	USD	146,225	02/12/2010	(5,526)
USD	2,867	MYR	10,142	02/12/2010	(5)
USD	4,555,000	CNY	30,672,233	06/07/2010	(35,749)

					(222,921)

Net Unrealized Appreciation (Depreciation)					$(102,453)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL  — Brazilian Real
CNY  — Yuan Renminbi
EUR  — Euro Dollar
GBP  — British Pound
MYR  — Malaysian Ringgit
USD  — United States Dollar

Interest Rate Swap Contracts @

				Rates Exchanged
		Notional		Payments		Upfront Payments	Gross
		Amount	Termination	Received by the	Payments Made	Made (Received)	Unrealized
Swap Counterparty		(000’s)	Date	Portfolio	by the Portfolio	by the Portfolio	Appreciation

Bank of America NA	USD	2,000	12/16/10	3.000%	3 month LIBOR	$24,557	$10,659
Barclays Bank PLC	GBP	22,000	12/19/09	5.000%	6 month LIBOR	(149,504)	656,150

Total						$(124,947)	$666,809

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

							Upfront
				Implied Credit			Premiums	Unrealized
	Fixed Deal	Termination		Spread at	Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	July 31, 2009(3)	Amount(2)	Value	(Received)	(Depreciation)

AmerisourceBergen Corp. 5.875% due 09/15/2015	(0.780)%	09/20/2015	Bank of America NA	0.3836%	$1,000,000	$(22,465)	$0	$(22,465)
British Telecom PLC 5.950% due 01/15/2018	(1.460)%	03/20/2018	Morgan Stanley Capital Services, Inc.	1.3543%	1,600,000	(1,008)	0	(1,008)
Constellation Energy Group 7.000% due 04/01/2012	(1.360)%	06/20/2012	Bank of America NA	1.2393%	1,000,000	(3,394)	0	(3,394)
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.610)%	06/20/2013	Barclays Bank PLC	0.2956%	1,100,000	(13,037)	0	(13,037)
Reynolds American, Inc. 7.250% due 06/01/2013	(1.200)%	06/20/2013	Barclays Bank PLC	2.0998%	500,000	16,006	0	16,006
R.R. Donnelley & Sons 11.250% due 02/01/2019	(3.500)%	03/20/2019	Bank of America NA	2.9524%	1,100,000	(41,094)	0	(41,094)
Ryder System, Inc. 7.200% due 09/01/2015	(1.730)%	09/20/2015	Bank of America NA	1.2631%	1,200,000	(30,263)	0	(30,263)
Tate & Lyle International Finance PLC 6.500% due 06/28/2012	(1.1500)%	06/20/2016	Barclays Bank PLC	1.2500%	2,300,000	13,628	0	13,628
UBS AG 2.550% due 04/18/2012	(2.200)%	03/20/2014	Barclays Bank PLC	1.0441%	1,324,200	(71,020)	0	(71,020)

						$(152,647)	$0	$(152,647)

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

Credit Default Swaps on Credit Indices — Buy Protection (1)

Upfront
				Implied Credit			Premiums	Unrealized
	Fixed Deal	Termination		Spread at	Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	July 31, 2009(3)	Amount(2)	Value(4)	(Received)	(Depreciation)

CDX North American 10 Year Investment Grade Index	(1.500)%	06/20/2018	Morgan Stanley Capital Services, Inc.	1.4183%	$1,756,800	$(10,325)	$(21,055)	$10,730

@	Illiquid security
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

EURIBOR — Euro Interbank Offered Rate
LIBOR — London Interbank Offered Rate

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Asset Backed Securities	$—	$9,712,739	$—	$9,712,739
U.S. Corporate Bonds & Notes	—	55,919,684	0	55,919,684
Foreign Corporate Bonds & Notes	—	36,110,596	449,989	36,560,585
Foreign Government Agencies	—	1,934,578	—	1,934,578
Municipal Bonds & Notes	—	2,286,406	—	2,286,406
U.S. Government Agencies	—	196,275,510	2,252,250	198,527,760
U.S. Government Treasuries	41,827,209	—	—	41,827,209
Common Stock	381,787	—	0	381,787
Membership Interest Certificates	—	—	6	6
Warrants	10	—	86,250	86,260
Short Term Investment Securities:
U.S. Government Treasuries	—	19,997	—	19,997
Repurchase Agreements	—	10,800,000	—	10,800,000
Bonds & Notes Sold Short:
U.S. Government Agencies	—	(4,192,500)	—	(4,192,500)
Other Financial Instruments:†
Written Options Appreciation	7,936	—	—	7,936
Futures Appreciation	1,545,490	—	—	1,545,490
Futures Depreciation	(61,507)	—	—	(61,507)
Forward Foreign Currency Contracts Appreciation	—	120,468	—	120,468
Forward Foreign Currency Contracts Depreciation	—	(222,921)	—	(222,921)
Interest Rate Swaps Contracts Appreciation	—	666,809	—	666,809
Credit Default Swaps on Corporate & Sovereign
Issues Appreciation	—	29,634	—	29,634
Credit Default Swaps on Corporate & Sovereign
Issues Depreciation	—	(182,281)	—	(182,281)
Credit Default Swaps on Credit Indices Appreciation	—	10,730	—	10,730

Total	$43,700,925	$309,289,449	$2,788,495	$355,778,869

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

SunAmerica Series Trust Total Return Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

					Membership
	U.S. Corporate	Foreign Corporate	U.S. Government	Common	Interest
	Bonds & Notes	Bonds & Notes	Agencies	Stock	Certificates	Warrants

Balance as of 1/31/2009	$0	$415,963	$2,106,899	$0	$6	$67,500
Accrued discounts/premiums	—	5,170	(215)	—	—	—
Realized gain (loss)	—	(449,367)	—	—	—	—
Change in unrealized appreciation (depreciation)	—	478,236	145,566	—	—	18,750
Net purchases (sales)	—	(13)	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—	—	—

Balance as of 7/31/2009	$0	$449,989	$2,252,250	$0	$6	$86,250

See Notes to Financial Statements

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	9.8%
United States Treasury Notes	7.3
Diversified Financial Services	6.4
Repurchase Agreements	5.0
Medical-Drugs	4.5
Diversified Banking Institutions	4.4
Federal Home Loan Mtg. Corp.	4.3
Computers	3.9
Oil Companies-Integrated	3.5
Oil Companies-Exploration & Production	3.1
Telephone-Integrated	3.1
Multimedia	2.0
Electric-Integrated	2.0
Banks-Super Regional	1.9
Government National Mtg. Assoc.	1.8
Networking Products	1.8
Tobacco	1.7
Applications Software	1.6
Transport-Rail	1.4
Electronic Components-Semiconductors	1.2
Retail-Discount	1.2
Medical-Biomedical/Gene	1.1
Metal-Copper	1.0
Beverages-Non-alcoholic	0.9
Diversified Manufacturing Operations	0.9
Insurance-Multi-line	0.9
Medical Products	0.9
Chemicals-Diversified	0.8
Banks-Commercial	0.8
Medical-HMO	0.8
Banks-Fiduciary	0.8
Machinery-Construction & Mining	0.7
Food-Misc.	0.7
Computers-Memory Devices	0.7
Insurance-Life/Health	0.7
Web Portals/ISP	0.6
Cosmetics & Toiletries	0.6
Oil & Gas Drilling	0.6
Telecom Equipment-Fiber Optics	0.6
Real Estate Investment Trusts	0.5
Aerospace/Defense-Equipment	0.5
Medical-Wholesale Drug Distribution	0.5
Consumer Products-Misc.	0.5
Commercial Services-Finance	0.5
Auto-Heavy Duty Trucks	0.5
Oil-Field Services	0.5
Computer Services	0.5
United States Treasury Bonds	0.5
Food-Retail	0.5
Industrial Gases	0.4
Wireless Equipment	0.4
Retail-Office Supplies	0.4
Auto/Truck Parts & Equipment-Original	0.4
Retail-Drug Store	0.4
Machinery-Farming	0.4
Enterprise Software/Service	0.4
Oil Field Machinery & Equipment	0.3
Agricultural Operations	0.3
Medical-Hospitals	0.3
Apparel Manufacturers	0.3
Semiconductor Equipment	0.3
Food-Wholesale/Distribution	0.3
Gas-Distribution	0.3
Retail-Regional Department Stores	0.3
Retail-Consumer Electronics	0.3
Aerospace/Defense	0.3
Steel-Producers	0.3
U.S. Government Treasuries	0.3
Hotels/Motels	0.3
Commercial Services	0.3
Cable TV	0.3
Special Purpose Entities	0.3
Insurance-Reinsurance	0.2
Finance-Investment Banker/Broker	0.2
Retail-Apparel/Shoe	0.2
Insurance-Property/Casualty	0.2
Tennessee Valley Authority	0.2
Building-Residential/Commercial	0.2
Independent Power Producers	0.2
Schools	0.2
Cable/Satellite TV	0.2
Finance-Consumer Loans	0.2
Sovereign	0.2
Casino Services	0.2
Vitamins & Nutrition Products	0.2
Brewery	0.2
Distribution/Wholesale	0.2
Electric Products-Misc.	0.2
Chemicals-Specialty	0.2
Electronics-Military	0.1
Cellular Telecom	0.1
Investment Management/Advisor Services	0.1
Agricultural Chemicals	0.1
Cruise Lines	0.1
Advertising Services	0.1
Pipelines	0.1
Containers-Paper/Plastic	0.1
Machinery-General Industrial	0.1
Electronic Parts Distribution	0.1
Engineering/R&D Services	0.1
Batteries/Battery Systems	0.1
Electronic Components-Misc.	0.1
Airlines	0.1
Identification Systems	0.1
Medical-Generic Drugs	0.1
Telecom Services	0.1
Casino Hotels	0.1
Food-Dairy Products	0.1
Coatings/Paint	0.1
Food-Canned	0.1
Pharmacy Services	0.1
Insurance Brokers	0.1
Rental Auto/Equipment	0.1
Computers-Periphery Equipment	0.1
Television	0.1
Human Resources	0.1
Medical Instruments	0.1
Athletic Footwear	0.1
Funeral Services & Related Items	0.1
Retail-Restaurants	0.1
Oil Refining & Marketing	0.1
E-Commerce/Products	0.1
Office Automation & Equipment	0.1
Medical Labs & Testing Services	0.1

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited) — (continued)

Broadcast Services/Program	0.1%
Home Furnishings	0.1
Medical Information Systems	0.1

105.8%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 60.4%
Aerospace/Defense — 0.2%
Boeing Co.	2,529	$108,519
General Dynamics Corp.	2,200	121,858
Raytheon Co.	1,100	51,645

		282,022

Aerospace/Defense-Equipment — 0.5%
Goodrich Corp.	3,000	154,080
United Technologies Corp.	8,877	483,530

		637,610

Agricultural Chemicals — 0.1%
Monsanto Co.	970	81,480
The Mosaic Co.	1,550	80,833

		162,313

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	13,750	414,150

Airlines — 0.1%
Copa Holdings SA, Class A	3,550	143,917

Apparel Manufacturers — 0.3%
Polo Ralph Lauren Corp.	3,133	197,536
VF Corp.	2,111	136,560

		334,096

Applications Software — 1.6%
Microsoft Corp.	78,811	1,853,635
Salesforce.com, Inc.†	1,380	59,809

		1,913,444

Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,632	92,436

Auto-Heavy Duty Trucks — 0.5%
Navistar International Corp.†	2,600	102,804
Oshkosh Corp.	5,000	137,250
PACCAR, Inc.	10,525	364,691

		604,745

Auto/Truck Parts & Equipment-Original — 0.4%
Johnson Controls, Inc.	17,909	463,485

Banks-Commercial — 0.1%
BB&T Corp.	5,368	122,820
TCF Financial Corp.	2,001	28,294

		151,114

Banks-Fiduciary — 0.8%
State Street Corp.	10,447	525,484
The Bank of New York Mellon Corp.	14,762	403,593

		929,077

Banks-Super Regional — 1.6%
Capital One Financial Corp.	9,325	286,277
Comerica, Inc.	656	15,639
KeyCorp.	3,185	18,409
PNC Financial Services Group, Inc.	4,400	161,304
SunTrust Banks, Inc.	2,689	52,436
US Bancorp	15,602	318,437
Wells Fargo & Co.	43,699	1,068,878

		1,921,380

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	2,300	147,338

Beverages-Non-alcoholic — 0.8%
Pepsi Bottling Group, Inc.	3,600	122,220
PepsiCo, Inc.	4,482	254,353
The Coca-Cola Co.	11,578	577,048

		953,621

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	2,700	66,150

Building-Residential/Commercial — 0.2%
KB Home	7,839	130,833
Lennar Corp., Class A	8,027	95,040

		225,873

Cable/Satellite TV — 0.1%
Comcast Corp., Class A	5,105	75,860
Time Warner Cable, Inc.	1,567	51,805

		127,665

Casino Hotels — 0.1%
Boyd Gaming Corp.†	13,500	124,065

Casino Services — 0.2%
International Game Technology	10,839	214,070

Chemicals-Diversified — 0.8%
The Dow Chemical Co.	45,719	967,871

Chemicals-Specialty — 0.1%
Ashland, Inc.	5,400	178,956

Coatings/Paint — 0.1%
Valspar Corp.	5,100	129,132

Commercial Services — 0.3%
Alliance Data Systems Corp.†	3,150	160,650
Convergys Corp.†	12,900	138,159

		298,809

Commercial Services-Finance — 0.5%
Mastercard, Inc., Class A	605	117,388
Paychex, Inc.	6,398	169,547
The Western Union Co.	18,900	330,372

		617,307

Computer Services — 0.5%
Accenture, Ltd., Class A	12,600	441,882
Computer Sciences Corp.†	2,700	130,059

		571,941

Computers — 3.8%
Apple, Inc.†	6,612	1,080,335
Dell, Inc.†	31,700	424,146
Hewlett-Packard Co.	51,434	2,227,092
International Business Machines Corp.	6,607	779,163

		4,510,736

Computers-Memory Devices — 0.7%
EMC Corp.†	11,200	168,672
NetApp, Inc.†	11,199	251,529
SanDisk Corp.†	8,445	150,490

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Computers-Memory Devices (continued)

Seagate Technology	5,400	$65,016
Western Digital Corp.†	5,000	151,250

		786,957

Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	7,200	104,256

Consumer Products-Misc. — 0.5%
Jarden Corp.†	3,150	77,647
Kimberly-Clark Corp.	9,000	526,050

		603,697

Containers-Paper/Plastic — 0.1%
Temple-Inland, Inc.	9,800	153,468

Cosmetics & Toiletries — 0.6%
The Procter & Gamble Co.	13,401	743,890

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	10,958	159,110

Disposable Medical Products — 0.0%
C.R. Bard, Inc.	392	28,839

Distribution/Wholesale — 0.2%
Ingram Micro, Inc., Class A†	3,300	55,506
WESCO International, Inc.†	5,150	127,154

		182,660

Diversified Banking Institutions — 3.1%
Bank of America Corp.	96,626	1,429,099
Citigroup, Inc.	18,300	58,011
Morgan Stanley	28,724	818,634
The Goldman Sachs Group, Inc.	8,945	1,460,718

		3,766,462

Diversified Manufacturing Operations — 0.8%
Cooper Industries, Ltd., Class A	1,204	39,672
Eaton Corp.	759	39,407
General Electric Co.	33,956	455,011
Ingersoll-Rand PLC	3,324	95,997
Parker Hannifin Corp.	7,744	342,904

		972,991

E-Commerce/Products — 0.1%
Amazon.com, Inc.†	868	74,440

Electric Products-Misc. — 0.2%
Emerson Electric Co.	4,948	180,008

Electric-Integrated — 1.6%
American Electric Power Co., Inc.	14,640	453,254
Edison International	3,328	107,561
Entergy Corp.	816	65,549
Exelon Corp.	4,131	210,103
FPL Group, Inc.	1,468	83,192
NV Energy, Inc.	11,633	133,779
PG&E Corp.	17,810	718,990
Public Service Enterprise Group, Inc.	4,487	145,603

		1,918,031

Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc.	16,000	146,560

Electronic Components-Semiconductors — 1.2%
Broadcom Corp., Class A†	9,650	272,419
Intersil Corp., Class A	9,211	132,362
LSI Corp.†	33,412	173,074
National Semiconductor Corp.	22,642	340,989
ON Semiconductor Corp.†	9,050	66,065
Rovi Corp.†	5,200	136,032
Xilinx, Inc.	13,393	290,494

		1,411,435

Electronic Forms — 0.0%
Adobe Systems, Inc.†	1,099	35,630

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	5,800	149,466

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	1,900	143,450

Engineering/R&D Services — 0.1%
Fluor Corp.	702	37,066
URS Corp.†	2,200	111,320

		148,386

Enterprise Software/Service — 0.3%
Oracle Corp.	16,595	367,247

Finance-Consumer Loans — 0.1%
SLM Corp.†	15,400	136,906

Finance-Investment Banker/Broker — 0.2%
Knight Capital Group, Inc., Class A†	3,500	64,995
TD Ameritrade Holding Corp.†	6,304	116,876

		181,871

Food-Canned — 0.1%
Del Monte Foods Co.	12,800	123,648

Food-Dairy Products — 0.1%
Dean Foods Co.†	6,150	130,319

Food-Misc. — 0.5%
General Mills, Inc.	5,449	321,001
Kraft Foods, Inc., Class A	8,057	228,335

		549,336

Food-Retail — 0.4%
Safeway, Inc.	16,099	304,754
SUPERVALU, Inc.	2,297	34,065
The Kroger Co.	4,550	97,279

		436,098

Food-Wholesale/Distribution — 0.3%
Sysco Corp.	15,767	374,624

Gas-Distribution — 0.3%
Sempra Energy	6,900	361,767

Hotels/Motels — 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	7,335	173,179
Wyndham Worldwide Corp.	10,800	150,660

		323,839

Human Resources — 0.1%
Robert Half International, Inc.	3,800	94,202

Identification Systems — 0.1%
Brady Corp., Class A	4,800	141,168

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Independent Power Producers — 0.1%
Mirant Corp.†	9,248	$167,019

Industrial Gases — 0.4%
Praxair, Inc.	6,331	494,958

Insurance Brokers — 0.1%
AON Corp.	3,000	118,350

Insurance-Life/Health — 0.3%
Aflac, Inc.	638	24,155
Lincoln National Corp.	658	13,943
Principal Financial Group, Inc.	2,478	58,728
Prudential Financial, Inc.	6,493	287,445

		384,271

Insurance-Multi-line — 0.7%
ACE, Ltd.	14,510	711,861
MetLife, Inc.	4,873	165,438

		877,299

Insurance-Property/Casualty — 0.2%
Arch Capital Group, Ltd.†	268	16,667
The Travelers Cos., Inc.	4,200	180,894

		197,561

Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	1,230	35,006
RenaissanceRe Holdings, Ltd.	5,223	262,456

		297,462

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	6,069	168,718

Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	15,447	680,595
Joy Global, Inc.	3,800	141,284

		821,879

Machinery-Farming — 0.4%
Deere & Co.	9,967	435,957

Machinery-General Industrial — 0.1%
Gardner Denver, Inc.†	5,200	151,788

Medical Information Systems — 0.1%
IMS Health, Inc.	5,300	63,600

Medical Instruments — 0.1%
Medtronic, Inc.	2,658	94,146

Medical Products — 0.8%
Baxter International, Inc.	5,610	316,236
Covidien PLC	3,707	140,161
Johnson & Johnson	7,502	456,797

		913,194

Medical-Biomedical/Gene — 1.1%
Alexion Pharmaceuticals, Inc.†	470	20,703
Amgen, Inc.†	10,563	658,181
Biogen Idec, Inc.†	1,100	52,305
Celgene Corp.†	4,746	270,332
Gilead Sciences, Inc.†	5,834	285,458

		1,286,979

Medical-Drugs — 4.4%
Abbott Laboratories	28,008	1,260,080
Bristol-Myers Squibb Co.	25,878	562,588
Merck & Co., Inc.	42,922	1,288,089
Pfizer, Inc.	83,097	1,323,735
Schering-Plough Corp.	12,212	323,740
Wyeth	10,200	474,810

		5,233,042

Medical-Generic Drugs — 0.1%
Watson Pharmaceuticals, Inc.†	4,050	140,657

Medical-HMO — 0.6%
Aetna, Inc.	10,696	288,471
CIGNA Corp.	6,350	180,340
UnitedHealth Group, Inc.	1,246	34,963
WellPoint, Inc.†	3,148	165,711

		669,485

Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	4,600	130,272
LifePoint Hospitals, Inc.†	4,500	124,470

		254,742

Medical-Wholesale Drug Distribution — 0.5%
Cardinal Health, Inc.	3,679	122,511
McKesson Corp.	9,970	509,965

		632,476

Metal-Copper — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	18,665	1,125,499

Multimedia — 1.8%
The Walt Disney Co.	35,687	896,457
Time Warner, Inc.	45,324	1,208,338

		2,104,795

Networking Products — 1.8%
Cisco Systems, Inc.†	85,259	1,876,551
Juniper Networks, Inc.†	8,511	222,392

		2,098,943

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,450	71,243

Oil & Gas Drilling — 0.5%
Diamond Offshore Drilling, Inc.	1,800	161,766
ENSCO International, Inc.	1,100	41,679
Noble Corp.	4,600	155,756
Transocean, Ltd.†	3,300	262,977

		622,178

Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp.	2,216	106,811
Apache Corp.	7,376	619,215
Concho Resources, Inc.†	4,050	124,335
Devon Energy Corp.	2,313	134,362
EOG Resources, Inc.	4,317	319,588
Newfield Exploration Co.†	2,600	102,258
Occidental Petroleum Corp.	14,882	1,061,682
Southwestern Energy Co.†	6,559	271,739
XTO Energy, Inc.	5,400	217,242

		2,957,232

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil Companies-Integrated — 3.4%
Chevron Corp.	18,822	$1,307,564
ConocoPhillips	7,248	316,810
Exxon Mobil Corp.	34,855	2,453,444

		4,077,818

Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	2,500	78,075
National-Oilwell Varco, Inc.†	9,400	337,836

		415,911

Oil-Field Services — 0.5%
Halliburton Co.	7,564	167,089
Oil States International, Inc.†	5,400	146,448
Schlumberger, Ltd.	4,669	249,791
Smith International, Inc.	920	23,120
Weatherford International, Ltd.†	921	17,278

		603,726

Pharmacy Services — 0.1%
Omnicare, Inc.	5,100	121,737

Real Estate Investment Trusts — 0.4%
Annaly Capital Management, Inc.	6,000	101,100
CBL & Associates Properties, Inc.	6,200	36,828
Digital Realty Trust, Inc.	1,800	72,990
Duke Realty Corp.	4,100	38,909
Health Care REIT, Inc.	1,889	75,673
Kimco Realty Corp.	4,199	41,318
ProLogis	2,741	24,094
Public Storage	814	59,072
Senior Housing Properties Trust	3,950	73,707

		523,691

Rental Auto/Equipment — 0.1%
Rent-A-Center, Inc.†	5,700	118,332

Retail-Apparel/Shoe — 0.2%
Chico’s FAS, Inc.†	13,200	151,404
Foot Locker, Inc.	9,800	108,584

		259,988

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	9,300	347,541

Retail-Discount — 1.1%
BJ’s Wholesale Club, Inc.†	2,151	71,736
Dollar Tree, Inc.†	1,400	64,568
Target Corp.	1,798	78,429
Wal-Mart Stores, Inc.	21,806	1,087,683

		1,302,416

Retail-Drug Store — 0.3%
CVS Caremark Corp.	10,494	351,339

Retail-Office Supplies — 0.4%
Staples, Inc.	22,416	471,184

Retail-Regional Department Stores — 0.3%
Kohl’s Corp.†	2,314	112,345
Macy’s, Inc.	17,300	240,643

		352,988

Retail-Restaurants — 0.1%
Yum! Brands, Inc.	2,502	88,721

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Schools — 0.2%
Apollo Group, Inc., Class A†	2,250	155,340
ITT Educational Services, Inc.†	712	69,313

		224,653

Semiconductor Components-Integrated Circuits — 0.0%
Marvell Technology Group, Ltd.†	3,100	41,354

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	11,536	159,197
KLA-Tencor Corp.	600	19,128
Lam Research Corp.†	2,835	85,220
Novellus Systems, Inc.†	4,958	97,028

		360,573

Steel-Producers — 0.2%
United States Steel Corp.	6,009	238,858

Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	39,323	668,491

Telephone-Integrated — 2.1%
AT&T, Inc.	25,787	676,393
CenturyTel, Inc.	3,434	107,793
Sprint Nextel Corp.†	88,753	355,012
Verizon Communications, Inc.	40,410	1,295,949
Windstream Corp.	10,700	93,839

		2,528,986

Tobacco — 1.4%
Altria Group, Inc.	41,648	730,089
Lorillard, Inc.	5,926	436,865
Philip Morris International, Inc.	10,661	496,803
Reynolds American, Inc.	1,390	60,479

		1,724,236

Transport-Rail — 1.3%
CSX Corp.	10,115	405,814
Norfolk Southern Corp.	22,309	964,864
Union Pacific Corp.	3,458	198,904

		1,569,582

Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	4,000	137,640
NBTY, Inc.†	1,900	68,780

		206,420

Web Portals/ISP — 0.6%
Google, Inc., Class A†	1,694	750,527

Wireless Equipment — 0.4%
QUALCOMM, Inc.	10,353	478,412

Total Common Stock (cost $65,294,085)		72,325,041

ASSET BACKED SECURITIES — 6.3%
Diversified Financial Services — 6.3%
Banc of America Commercial Mtg., Inc. Series 2005-2, Class A5 4.86% due 07/10/43(1)	$1,000,000	$960,958
Citigroup Mtg. Loan Trust Series 2007-12 Class 2A1 6.50% due 10/25/36*(1)	404,061	258,903
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/37(1)	381,209	252,404

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)

Countrywide Alternative Loan Trust Series 2006-OA9, Class 1A1 0.49% due 07/25/36(1)(2)	$649,810	$297,300
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/36(1)	743,433	474,777
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-10, Class 1A10 5.85% due 05/25/36(1)	81,176	73,089
Credit Suisse Mtg. Capital Certificates Series 2004-AR8, Class 2A1 4.58% due 09/25/34(1)	142,252	126,254
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(1)	1,000,000	865,427
GSAMP Trust Series 2006-FM1, Class A2C 0.45% due 04/25/36(2)	750,000	360,765
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	255,157	258,630
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 6.08% due 06/15/38(1)(3)	220,000	196,407
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/37(1)	100,691	69,524
Merrill Lynch Mtg. Trust, Series 2005-CK11, Class A6 5.24% due 11/12/37(1)(3)	1,000,000	980,797
Option One Mtg. Loan Trust Series 2007-6, Class 2A1 0.35% due 06/25/37(2)	281,072	236,824
Wachovia Auto Owner Trust Series 2005-B, Class A5 4.93% due 11/20/12	1,000,000	1,012,972
Washington Mutual Mtg. Pass-Through Certificates Series 2006-5, Class 2CB1 6.00% due 07/25/36(1)	243,896	165,354
Wells Fargo Home Equity Trust Series 2006-1, Class A3 0.44% due 05/25/36(2)	353,685	310,317
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/37(1)	481,767	336,258
Wells Fargo Mtg. Backed Securities Trust Series 2007-11, Class A96 6.00% due 08/25/37(1)	358,349	278,784

Total Asset Backed Securities (cost $9,297,587)		7,515,744

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09†(4)(5)(6)(8)(10)(14) (cost $38,000)	38,000	12,160

U.S. CORPORATE BONDS & NOTES — 7.8%
Advertising Services — 0.0%
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	20,000	20,100
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(7)	15,000	15,375

		35,475

Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	60,000	64,646

Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.59% due 12/15/14(2)	65,000	54,925

Banks-Commercial — 0.2%
BB&T Corp. Senior Notes 6.85% due 04/30/19	75,000	80,213
Credit Suisse New York Senior Notes 5.50% due 05/01/14	170,000	180,804

		261,017

Banks-Super Regional — 0.3%
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	15,000	14,810
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	270,000	292,708

		307,518

Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc. Senior Notes 7.38% due 03/03/14	155,000	180,482

Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	35,000	34,300

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 6.88% due 11/15/19*	80,000	88,871
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.20% due 01/15/14*	85,000	94,474

		183,345

Cable TV — 0.3%
Charter Communications Operating LLC Senior Notes 8.00% due 04/30/12*†(8)(10)	35,000	34,912
Comcast Corp. Company Guar. Notes 6.30% due 11/15/17	100,000	110,131
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	70,000	67,025

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable TV (continued)

Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	$110,000	$106,700

		318,768

Cable/Satellite TV — 0.1%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	65,000	69,354
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	20,000	22,945

		92,299

Casino Hotels — 0.0%
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	20,000	15,250

Cellular Telecom — 0.0%
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	10,000	10,150
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	15,000	15,525

		25,675

Chemicals-Diversified — 0.0%
Huntsman LLC Company Guar. Senior Notes 11.50% due 07/15/12	45,000	46,294

Coal — 0.1%
Arch Western Finance LLC Senior Sec. Notes 6.75% due 07/01/13	60,000	58,200

Commercial Services — 0.0%
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	25,000	23,094

Computers — 0.2%
International Business Machines Corp. Notes 7.63% due 10/15/18	165,000	201,647

Consumer Products-Misc. — 0.0%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	25,000	24,000

Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 5.65% due 05/01/18	230,000	219,377
Bank of America Corp. Notes 6.50% due 08/01/16	155,000	157,681
Bank of America Corp. Senior Notes 7.38% due 05/15/14	100,000	108,931
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	105,000	103,765
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	155,000	141,879
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	30,000	27,589
Citigroup, Inc. Senior Notes 8.13% due 07/15/39	65,000	65,474
Morgan Stanley Senior Notes 5.45% due 01/09/17	120,000	119,609
Morgan Stanley Senior Notes 6.00% due 05/13/14	100,000	106,734
The Goldman Sachs Group, Inc. Senior Notes 3.25% due 06/15/12	235,000	243,858
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	160,000	145,161
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	70,000	75,851
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	35,000	40,990

		1,556,899

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	115,000	99,628

Diversified Manufacturing Operations — 0.1%
ITT Corp. Senior Notes 6.13% due 05/01/19	95,000	98,695
Sally Holdings LLC Company Guar. Notes 9.25% due 11/15/14	25,000	25,750

		124,445

Electric-Integrated — 0.3%
DTE Energy Co. Senior Notes 7.63% due 05/15/14	65,000	69,298
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	120,000	127,483
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	65,000	72,793
Pacific Gas & Electric Co. Senior Notes 6.25% due 03/01/39	40,000	44,558
Union Electric Co. Senior Sec. Notes 8.45% due 03/15/39	35,000	42,744

		356,876

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Electronics-Military — 0.0%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	$35,000	$33,163

Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 6.13% due 07/08/39	30,000	33,066
Oracle Corp. Notes 6.50% due 04/15/38	15,000	17,343

		50,409

Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Guar. Notes 7.80% due 06/01/12	35,000	32,899

Finance-Commercial — 0.0%
Caterpillar Financial Services Corp. Senior Notes 5.45% due 04/15/18	50,000	50,877

Finance-Consumer Loans — 0.1%
John Deere Capital Corp. Senior Notes 5.35% due 04/03/18	80,000	81,997

Finance-Investment Banker/Broker — 0.1%
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	80,000	85,342
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(2)(8)(9)(10)	230,000	23

		85,365

Food-Misc. — 0.3%
ConAgra Foods, Inc. Notes 7.00% due 04/15/19	55,000	63,593
Kraft Foods, Inc. Senior Bonds 6.00% due 02/11/13	230,000	248,967

		312,560

Food-Retail — 0.1%
Safeway, Inc. Senior Notes 6.35% due 08/15/17	10,000	10,952
The Kroger Co. Company Guar. Notes 6.40% due 08/15/17	85,000	92,788

		103,740

Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 7.38% due 10/01/14	95,000	92,388

Home Furnishings — 0.1%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	70,000	63,875

Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	60,000	58,050

Insurance-Life/Health — 0.3%
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	50,000	50,513
Pricoa Global Funding I Senior Notes 5.40% due 10/18/12*	170,000	172,948
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	70,000	78,601
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	85,000	90,071

		392,133

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 6.75% due 06/01/16	50,000	53,803
Metropolitan Life Global Funding Senior Notes 5.13% due 04/10/13*	100,000	101,956

		155,759

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 5.90% due 06/15/19	45,000	47,571

Machinery-Construction & Mining — 0.1%
Terex Corp. Senior Sub. Notes 8.00% due 11/15/17	75,000	62,063

Machinery-Electrical — 0.0%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	15,000	15,038

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	60,000	66,541

Medical Products — 0.1%
Biomet, Inc. Company Guar. Notes 10.38% due 10/15/17(11)	70,000	74,900
Cooper Cos., Inc. Company Guar. Notes 7.13% due 02/15/15	45,000	42,300

		117,200

Medical-Drugs — 0.1%
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	95,000	107,484

Medical-HMO — 0.3%
PolyOne Corp. Senior Notes 8.88% due 05/01/12	80,000	76,200

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)

UnitedHealth Group, Inc. Senior Notes 0.79% due 06/21/10(2)	$250,000	$248,084

		324,284

Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	30,000	30,900
HCA, Inc. Senior Sec. Notes 9.63% due 11/15/16(11)	110,000	114,675

		145,575

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	75,000	79,313

Multimedia — 0.1%
News America, Inc. Company Guar. Notes 7.85% due 03/01/39*	75,000	86,310
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	35,000	42,578
Viacom, Inc. Senior Notes 6.88% due 04/30/36	20,000	21,026

		149,914

Music — 0.0%
Steinway Musical Instruments Senior Notes 7.00% due 03/01/14*	15,000	11,850

Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	15,000	15,525

Oil & Gas Drilling — 0.0%
Transocean, Inc. Senior Notes 6.80% due 03/15/38	45,000	51,465

Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	65,000	65,243
Chesapeake Energy Corp. Company Guar. Notes 6.50% due 08/15/17	45,000	40,725
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 08/15/14	20,000	19,350
Denbury Resources, Inc. Company Guar. Notes 7.50% due 04/01/13	65,000	64,675
EQT Corp. Senior Notes 8.13% due 06/01/19	60,000	67,682
Forest Oil Corp. Company Guar. Bonds 7.25% due 06/15/19	45,000	42,806
Newfield Exploration Co. Senior Sub. Notes 6.63% due 04/15/16	30,000	28,950
Pemex Project Funding Master Trust Company Guar. Notes 2.31% due 10/15/09(2)	250,000	250,625
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	60,000	67,124

		647,180

Oil Refining & Marketing — 0.1%
Enterprise Products Operating LP Senior Notes 6.30% due 09/15/17	80,000	86,032

Paper & Related Products — 0.0%
Georgia-Pacific Corp. Debentures 7.70% due 06/15/15	30,000	29,700
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	25,000	24,250

		53,950

Pipelines — 0.1%
Plains All American Pipeline LP Company Guar. Notes 6.50% due 05/01/18	45,000	48,408
Sonat, Inc. Notes 7.63% due 07/15/11	60,000	61,124
Spectra Energy Capital LLC Senior Notes 7.50% due 09/15/38	45,000	46,258

		155,790

Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts LP Senior Notes 7.13% due 11/01/13	45,000	43,650
Simon Property Group LP Senior Notes 6.75% due 05/15/14	80,000	82,752

		126,402

Resort/Theme Parks — 0.0%
Vail Resorts, Inc. Senior Sub. Notes 6.75% due 02/15/14	55,000	52,525

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 5.38% due 04/05/17	90,000	96,710

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	85,000	90,479

Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	20,000	20,300

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Special Purpose Entity — 0.1%
Allstate Life Global Funding Trust Notes 5.38% due 04/30/13	$100,000	$104,696

Telecom Services — 0.0%
Qwest Corp. Senior Notes 8.88% due 03/15/12	50,000	51,875

Telephone-Integrated — 0.6%
AT&T, Inc. Notes 5.80% due 02/15/19	120,000	130,033
AT&T, Inc. Senior Notes 6.30% due 01/15/38	40,000	42,664
BellSouth Corp. Notes 4.20% due 09/15/09	445,000	446,482
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	30,000	26,662
Verizon Communications, Inc. Notes 6.40% due 02/15/38	80,000	87,033

		732,874

Television — 0.1%
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	65,000	67,675

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	165,000	200,642
Philip Morris International, Inc. Notes 6.38% due 05/16/38	70,000	78,221

		278,863

Total U.S. Corporate Bonds & Notes (cost $9,133,971)		9,337,172

FOREIGN CORPORATE BONDS & NOTES — 1.9%
Advertising Services — 0.1%
WPP Finance UK Company Guar. Notes 8.00% due 09/15/14	115,000	122,598

Banks-Commercial — 0.5%
Barclays Bank PLC Senior Notes 6.75% due 05/22/19	125,000	135,710
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	200,000	204,684
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	235,000	242,827

		583,221

Cellular Telecom — 0.1%
Rogers Wireless, Inc. Sec. Notes 6.38% due 03/01/14	135,000	150,004

Electric-Integrated — 0.1%
E.ON International Finance BV Notes 5.80% due 04/30/18*	75,000	80,013

Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	40,000	30,882

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	65,000	61,750
Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/18	80,000	88,318

		150,068

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/38	80,000	87,150
EnCana Corp. Notes 6.63% due 08/15/37	60,000	66,653

		153,803

Oil Companies-Integrated — 0.0%
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	50,000	52,504

Satellite Telecom — 0.0%
Intelsat Jackson Holdings, Ltd. Company Guar. Notes 9.50% due 06/15/16	25,000	25,875

Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 8.00% due 05/01/14	25,000	20,250

Special Purpose Entity — 0.2%
IIRSA Norte Finance, Ltd. Senior Notes 8.75% due 05/30/24	210,230	206,025

Steel-Producers — 0.1%
ArcelorMittal Senior Notes 9.85% due 06/01/19	80,000	92,112

Telecom Services — 0.1%
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*	75,000	76,125

Telephone-Integrated — 0.4%
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	70,000	78,886
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	350,000	377,640

		456,526

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Television — 0.0%
Videotron Ltd. Senior Notes 6.88% due 01/15/14	$30,000	$29,400

Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 7.25% due 05/15/19	65,000	72,978

Total Foreign Corporate Bonds & Notes (cost $2,155,803)		2,302,384

FOREIGN GOVERNMENT AGENCIES — 0.2%
Sovereign — 0.2%
Federal Republic of Brazil Notes 8.00% due 01/15/18 (cost $217,543)	193,611	218,781

U.S. GOVERNMENT AGENCIES — 16.1%
Federal Home Loan Mtg. Corp. — 4.3%
2.50% due 04/23/14	285,000	282,524
5.00% due 03/01/19	106,072	111,255
5.00% due August TBA	1,610,000	1,646,225
5.13% due 10/18/16	245,000	269,753
5.42% due 06/01/37(2)	48,805	51,167
5.46% due 07/01/37(2)	87,222	91,455
5.50% due 07/01/34	386,667	402,079
5.51% due 06/01/37(2)	502,557	527,438
5.57% due 06/01/37(2)	50,541	53,081
6.00% due August TBA	800,000	838,249
6.50% due 05/01/16	34,183	36,415
Federal Home Loan Mtg. Corp. REMIC Series 3349, Class MY 5.50% due 07/15/37	800,000	827,181

		5,136,822

Federal National Mtg. Assoc. — 9.8%
2.75% due 03/13/14	960,000	961,596
4.50% due 04/01/23	95,669	98,351
4.50% due 05/01/23	195,696	201,180
4.50% due August 15 TBA	760,000	780,187
4.50% due August 30 TBA	630,000	633,741
4.63% due 05/01/13	480,000	500,848
4.88% due 12/15/16	290,000	315,241
5.00% due 03/01/18	116,340	122,334
5.00% due 04/01/18	27,324	28,588
5.00% due 07/01/18	183,187	192,625
5.00% due 08/01/18	165,964	174,515
5.00% due 06/01/19	111,890	117,497
5.00% due August 30 TBA	695,000	711,072
5.25% due 08/01/12	365,000	386,332
5.50% due 10/01/17	406,392	429,937
5.50% due 11/01/17	92,990	98,377
5.50% due 01/01/38	733,641	761,049
6.00% due 08/01/17	134,302	143,384
6.00% due August 15 TBA	1,100,000	1,154,156
6.25% due 02/01/11	365,000	386,526
6.50% due 12/01/37	1,555,500	1,665,726
Federal National Mtg. Assoc. REMIC Series 2003-35, Class DF 0.69% due 02/25/33(1)(2)	274,300	272,037
Series 2006-43, Class G 6.50% due 09/25/33	239,806	246,918
Series 2006-63, Class AE 6.50% due 10/25/33	402,766	413,826
Series 2006-59, Class DC 6.50% due 12/25/33	714,555	736,327
Series 2006-78, Class BC 6.50% due 01/25/34	185,453	190,871

		11,723,241

Government National Mtg. Assoc. — 1.8%
4.50% due August TBA	260,000	261,869
5.00% due August TBA	80,000	82,125
5.50% due 01/15/34	997,861	1,043,015
6.00% due August TBA	610,000	640,309
7.50% due 01/15/32	135,202	151,179

		2,178,497

Tennessee Valley Authority — 0.2%
4.65% due 06/15/35	248,000	228,345

Total U.S. Government Agencies (cost $18,862,429)		19,266,905

U.S. GOVERNMENT TREASURIES — 7.8%
United States Treasury Bonds — 0.5%
3.50% due 02/15/39	150,000	129,633
4.38% due 02/15/38	100,000	100,938
4.50% due 05/15/38	175,000	180,414
5.38% due 02/15/31	140,000	160,716

		571,701

United States Treasury Notes — 7.3%
0.88% due 01/31/11	375,000	375,161
0.88% due 03/31/11	565,000	564,382
1.13% due 06/30/11	620,000	620,533
1.38% due 05/15/12	3,785,000	3,769,936
1.38% due 07/15/18 TIPS	208,242	202,711
1.75% due 01/31/14	45,000	43,879
2.00% due 02/28/10	20,000	20,191
2.00% due 01/15/16 TIPS	70,030	71,124
2.13% due 01/31/10	50,000	50,445
2.38% due 03/31/16	450,000	430,770
2.63% due 06/30/14	35,000	35,186
3.13% due 11/30/09	50,000	50,463
3.13% due 05/15/19	940,000	910,916
3.25% due 12/31/09	75,000	75,905
4.00% due 08/15/18	105,000	109,241
4.25% due 11/15/13	1,205,000	1,304,319
7.25% due 05/15/16	110,000	138,024

		8,773,186

Total U.S. Government Treasuries (cost $9,362,371)		9,344,887

Total Long-Term Investment Securities (cost $114,361,789)		120,323,074

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.16% due 10/15/09(12)	$100,000	$99,967
0.17% due 08/06/09	230,000	229,995

Total Short-Term Investment Securities (cost $329,962)		329,962

REPURCHASE AGREEMENT — 5.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/09, to be repurchased 08/03/09 in the amount of $6,026,005 and collateralized by $5,865,000 of Federal Home Loan Mtg. Assoc. Notes, bearing interest at 3.63% due 10/18/13 and having approximate value of $6,150,919 (cost $6,026,000)	6,026,000	6,026,000

TOTAL INVESTMENTS (cost $120,717,751)(13)	105.8%	126,679,036
Liabilities in excess of other assets	(5.8)	(6,969,838)

NET ASSETS	100.0%	$119,709,198

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2009, the aggregate value of these securities was $1,690,705 representing 1.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Collateralized Mortgage Obligation
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2009.
(3)	Variable Rate Security — the rate reflected is as of July 31, 2009, maturity date reflects the stated maturity date.
(4)	To the extent permitted by the Prospectus and Statement of Additional Information, the Balanced Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2009, the Balanced Portfolio held the following restricted securities:

					Market
		Principal			Value	% of
	Acquisition	Amount/	Acquisition	Market	Per	Net
Name	Date	Shares	Cost	Value	Share	Assets

ICO North America, Inc. 7.50% due 08/15/09	8/11/05	$35,000	$35,000

	3/14/08	1,000	1,000

	9/11/08	1,000	1,000

	2/27/09	1,000	1,000

		$38,000		$12,160	$32.00	0.0%

(5)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 2
(6)	Illiquid security. At July 31, 2009, the aggregate value of these securities was $12,160 representing 0.0% of net assets.
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(8)	Bond in default
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	Company has filed for Chapter 11 bankruptcy protection.
(11)	Income may be received in cash or additional bonds at the discretion of the issuer.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	See Note 3 for cost of investments on a tax basis.
(14)	Subsequent at July 31, 2009, bond is in default of principal at maturity.

ADR   — American Depository Receipt
REMIC — Real Estate Mortgage Investment Conduit

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS  — Treasury Inflation Protected Security

Open Futures Contracts

Number				Market Value	Market Value	Unrealized
of			Expiration	at Trade	as of	Appreciation
Contracts	Type	Description	Month	Date	July 31, 2009	(Depreciation)

10	Long	U.S. Treasury Notes 5 Year Futures	September 2009	$1,138,583	$1,153,828	$15,245
8	Long	U.S. Treasury Notes 10 Year Futures	September 2009	916,181	938,250	22,069
11	Long	U.S. Treasury Notes 30 Year Futures	September 2009	1,294,900	1,309,000	14,100

						$51,414

SunAmerica Series Trust Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$72,325,041	$—	$—	$72,325,041
Asset Backed Securities	—	7,515,744	—	7,515,744
Convertible Bonds & Notes	—	—	12,160	12,160
U.S. Corporate Bonds & Notes	—	9,337,172	—	9,337,172
Foreign Corporate Bonds & Notes	—	2,302,384	—	2,302,384
Foreign Government Agencies	—	218,781	—	218,781
U.S. Government Agencies	—	19,266,905	—	19,266,905
U.S. Government Treasuries	9,344,887	—	—	9,344,887
Short Term Investment Securities:
U.S. Government Treasuries	99,967	229,995	—	329,962
Repurchase Agreements	—	6,026,000	—	6,026,000
Other Financial Instruments:†
Futures Appreciation	51,414	—	—	51,414

Total	$81,821,309	$44,896,981	$12,160	$126,730,450

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Convertible
Bonds & Notes

Balance as of 1/31/2009	$7,400
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	3,760
Net purchases (sales)	1,000
Transfers in and/or out of Level 3	—

Balance as of 7/31/2009	$12,160

See Notes to Financial Statements

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	9.0%
United States Treasury Notes	5.8
Oil Companies-Integrated	5.6
Diversified Banking Institutions	4.7
Federal Home Loan Mtg. Corp.	4.5
Electric-Integrated	4.4
Medical-Drugs	3.9
Diversified Financial Services	3.0
Oil Companies-Exploration & Production	2.9
Aerospace/Defense	2.8
Telephone-Integrated	2.8
Insurance-Multi-line	2.6
Banks-Fiduciary	2.5
Tobacco	2.2
Food-Misc.	1.8
Commercial Paper	1.8
Banks-Super Regional	1.7
Computers	1.5
Diversified Manufacturing Operations	1.5
Medical Products	1.4
United States Treasury Bonds	1.4
Retail-Drug Store	1.4
Government National Mtg. Assoc.	1.3
Aerospace/Defense-Equipment	1.1
Multimedia	1.0
Cellular Telecom	1.0
Banks-Commercial	0.9
Cosmetics & Toiletries	0.9
Chemicals-Diversified	0.9
Insurance-Property/Casualty	0.9
Beverages-Non-alcoholic	0.9
Electronic Components-Semiconductors	0.9
Athletic Footwear	0.8
Beverages-Wine/Spirits	0.8
Commercial Services-Finance	0.7
Enterprise Software/Service	0.7
Medical Instruments	0.7
Advertising Agencies	0.7
Pipelines	0.7
Computer Services	0.6
Industrial Gases	0.6
Retail-Discount	0.6
Brewery	0.6
Food-Retail	0.5
Real Estate Investment Trusts	0.5
Medical-HMO	0.5
Municipal Bonds & Notes	0.5
Finance-Investment Banker/Broker	0.4
Instruments-Scientific	0.4
Distribution/Wholesale	0.4
Small Business Administration	0.4
Retail-Office Supplies	0.3
Insurance-Life/Health	0.3
Consumer Products-Misc.	0.3
Investment Management/Advisor Services	0.3
Auto/Truck Parts & Equipment-Original	0.3
Gas-Distribution	0.3
Retail-Regional Department Stores	0.3
Independent Power Producers	0.3
Coatings/Paint	0.3
Special Purpose Entities	0.2
Food-Confectionery	0.2
Insurance Brokers	0.2
Electric-Distribution	0.2
Oil Field Machinery & Equipment	0.2
Medical-Biomedical/Gene	0.2
Schools	0.2
Electronic Components-Misc.	0.2
Toys	0.2
Transport-Services	0.2
Finance-Credit Card	0.2
Electric-Generation	0.2
Regional Authority	0.2
Medical Labs & Testing Services	0.2
Networking Products	0.2
Banks-Money Center	0.2
Banks-Special Purpose	0.2
Wireless Equipment	0.2
Oil Refining & Marketing	0.2
Retail-Apparel/Shoe	0.2
Hotels/Motels	0.2
Retail-Building Products	0.1
Sovereign Agency	0.1
Building-Residential/Commercial	0.1
Steel-Producers	0.1
Finance-Leasing Companies	0.1
Web Portals/ISP	0.1
Machinery-Farming	0.1
Sovereign	0.1
Electronic Measurement Instruments	0.1
Machinery-Construction & Mining	0.1
Oil & Gas Drilling	0.1
Industrial Automated/Robotic	0.1
Data Processing/Management	0.1
Finance-Consumer Loans	0.1
Cable TV	0.1
Machine Tools & Related Products	0.1
Oil-Field Services	0.1
Building & Construction Products-Misc.	0.1
Finance-Other Services	0.1
Non-Hazardous Waste Disposal	0.1
SupraNational	0.1
Television	0.1
Transport-Rail	0.1
Metal-Aluminum	0.1
Medical-Wholesale Drug Distribution	0.1
Energy-Alternate Sources	0.1

99.6%

*	Calculated as a percentage of net assets

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 60.3%
Advertising Agencies — 0.7%
Omnicom Group, Inc.	149,210	$5,073,140

Aerospace/Defense — 2.8%
Lockheed Martin Corp.	195,780	14,636,513
Northrop Grumman Corp.	158,060	7,046,315

		21,682,828

Aerospace/Defense-Equipment — 1.1%
Goodrich Corp.	9,430	484,325
United Technologies Corp.	147,620	8,040,861

		8,525,186

Athletic Footwear — 0.8%
NIKE, Inc., Class B	107,970	6,115,421

Auto/Truck Parts & Equipment-Original — 0.3%
Johnson Controls, Inc.	90,000	2,329,200

Banks-Commercial — 0.1%
Regions Financial Corp.	164,100	725,322

Banks-Fiduciary — 2.5%
Northern Trust Corp.	12,240	732,074
State Street Corp.	157,730	7,933,819
The Bank of New York Mellon Corp.	375,902	10,277,161

		18,943,054

Banks-Super Regional — 1.3%
PNC Financial Services Group, Inc.	81,160	2,975,326
Wells Fargo & Co.	273,290	6,684,673

		9,659,999

Beverages-Non-alcoholic — 0.8%
PepsiCo, Inc.	111,320	6,317,410

Beverages-Wine/Spirits — 0.7%
Diageo PLC	320,300	5,018,724

Brewery — 0.3%
Heineken NV	30,450	1,215,644
Molson Coors Brewing Co., Class B	20,430	923,640

		2,139,284

Building-Residential/Commercial — 0.1%
Pulte Homes, Inc.	93,740	1,065,824

Cellular Telecom — 0.8%
Vodafone Group PLC	2,823,400	5,786,960

Chemicals-Diversified — 0.9%
PPG Industries, Inc.	130,630	7,184,650

Coatings/Paint — 0.3%
The Sherwin-Williams Co.	33,370	1,927,117

Commercial Services-Finance — 0.5%
Automatic Data Processing, Inc.	17,230	641,818
The Western Union Co.	141,040	2,465,379
Visa, Inc., Class A	16,050	1,050,633

		4,157,830

Computer Services — 0.6%
Accenture, Ltd., Class A	134,170	4,705,342

Computers — 1.5%
Hewlett-Packard Co.	120,150	5,202,495
International Business Machines Corp.	55,500	6,545,115

		11,747,610

Consumer Products-Misc. — 0.2%
Clorox Co.	26,170	1,596,632

Cosmetics & Toiletries — 0.9%
The Procter & Gamble Co.	130,244	7,229,844

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	11,140	801,969

Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	8,370	279,139

Distribution/Wholesale — 0.4%
WW Grainger, Inc.	34,460	3,098,299

Diversified Banking Institutions — 3.9%
Bank of America Corp.	151,440	2,239,798
JPMorgan Chase & Co.	411,580	15,907,567
The Goldman Sachs Group, Inc.	70,280	11,476,724

		29,624,089

Diversified Manufacturing Operations — 1.4%
3M Co.	73,610	5,190,977
Danaher Corp.	39,340	2,409,182
Eaton Corp.	58,880	3,057,049

		10,657,208

Electric-Integrated — 3.2%
Allegheny Energy, Inc.	34,210	862,434
American Electric Power Co., Inc.	49,720	1,539,331
CMS Energy Corp.	45,150	584,241
Dominion Resources, Inc.	87,568	2,959,798
Entergy Corp.	19,900	1,598,567
FPL Group, Inc.	91,150	5,165,471
Northeast Utilities	17,800	409,578
PG&E Corp.	63,040	2,544,925
PPL Corp.	100,700	3,402,653
Progress Energy, Inc.	27,720	1,093,277
Public Service Enterprise Group, Inc.	128,760	4,178,262

		24,338,537

Electronic Components-Misc. — 0.2%
Tyco Electronics, Ltd.	72,300	1,552,281

Electronic Components-Semiconductors — 0.9%
Intel Corp.	346,430	6,668,777

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	39,750	922,995

Energy-Alternate Sources — 0.1%
First Solar, Inc.†	2,740	423,029

Enterprise Software/Service — 0.7%
Oracle Corp.	258,960	5,730,785

Finance-Investment Banker/Broker — 0.1%
The Charles Schwab Corp.	53,070	948,361

Finance-Other Services — 0.1%
Deutsche Boerse AG	8,380	664,087

Food-Confectionery — 0.2%
The J.M. Smucker Co.	38,099	1,906,093

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Food-Misc. — 1.8%
General Mills, Inc.	27,420	$1,615,312
Groupe Danone SA	21,296	1,142,645
Kellogg Co.	65,660	3,118,850
Nestle SA	190,244	7,829,440

		13,706,247

Food-Retail — 0.5%
The Kroger Co.	166,130	3,551,859

Gas-Distribution — 0.3%
Sempra Energy	44,080	2,311,114

Hotel/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	20,160	475,978

Independent Power Producers — 0.3%
NRG Energy, Inc.†	79,010	2,149,862

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	20,560	851,390

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	62,830	4,687,118

Instruments-Scientific — 0.4%
Thermo Fisher Scientific, Inc.†	21,170	958,578
Waters Corp.†	42,900	2,155,725

		3,114,303

Insurance Brokers — 0.2%
AON Corp.	47,220	1,862,829

Insurance-Life/Health — 0.3%
Prudential Financial, Inc.	57,680	2,553,494

Insurance-Multi-line — 2.3%
MetLife, Inc.	336,150	11,412,293
The Allstate Corp.	239,140	6,435,257

		17,847,550

Insurance-Property/Casualty — 0.8%
Chubb Corp.	33,560	1,549,801
The Travelers Cos., Inc.	105,530	4,545,177

		6,094,978

Investment Management/Advisor Services — 0.3%
Franklin Resources, Inc.	14,480	1,284,086
Invesco, Ltd.	54,450	1,075,388

		2,359,474

Machinery-Farming — 0.1%
Deere & Co.	22,130	967,966

Medical Instruments — 0.7%
Medtronic, Inc.	144,130	5,105,085

Medical Products — 1.3%
Becton, Dickinson & Co.	23,670	1,542,100
Johnson & Johnson	143,120	8,714,577

		10,256,677

Medical-Biomedical/Gene — 0.2%
Genzyme Corp.†	31,320	1,625,195

Medical-Drugs — 3.7%
Abbott Laboratories	111,640	5,022,684
GlaxoSmithKline PLC	60,360	1,158,518
Merck & Co., Inc.	277,270	8,320,873
Merck KGaA	14,080	1,310,454
Pfizer, Inc.	255,750	4,074,097
Roche Holding AG	5,900	930,286
Wyeth	157,280	7,321,384

		28,138,296

Medical-HMO — 0.5%
UnitedHealth Group, Inc.	36,910	1,035,695
WellPoint, Inc.†	49,280	2,594,099

		3,629,794

Metal-Aluminum — 0.1%
Alcoa, Inc.	40,460	475,810

Multimedia — 0.8%
The Walt Disney Co.	197,790	4,968,485
WPP PLC	141,853	1,094,155

		6,062,640

Networking Products — 0.2%
Cisco Systems, Inc.†	56,690	1,247,747

Oil & Gas Drilling — 0.1%
Noble Corp.	25,900	876,974

Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp.	53,710	2,588,822
Apache Corp.	100,490	8,436,135
Devon Energy Corp.	52,410	3,044,497
EOG Resources, Inc.	28,240	2,090,607
Noble Energy, Inc.	17,990	1,099,549
Occidental Petroleum Corp.	29,950	2,136,633

		19,396,243

Oil Companies-Integrated — 5.2%
Chevron Corp.	106,061	7,368,058
ConocoPhillips	23,490	1,026,748
Exxon Mobil Corp.	205,666	14,476,830
Hess Corp.	64,960	3,585,792
Marathon Oil Corp.	74,620	2,406,495
Total SA ADR	190,950	10,626,367

		39,490,290

Oil Field Machinery & Equipment — 0.2%
National-Oilwell Varco, Inc.†	47,160	1,694,930

Oil-Field Services — 0.1%
Halliburton Co.	31,410	693,847

Pipelines — 0.2%
The Williams Cos., Inc.	69,790	1,164,795

Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	17,650	504,613

Retail-Building Products — 0.1%
Home Depot, Inc.	38,770	1,005,694

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Retail-Discount — 0.4%
Target Corp.	51,590	$2,250,356
Wal-Mart Stores, Inc.	17,950	895,346

		3,145,702

Retail-Drug Store — 1.3%
CVS Caremark Corp.	208,408	6,977,500
Walgreen Co.	86,140	2,674,647

		9,652,147

Retail-Office Supplies — 0.3%
Staples, Inc.	122,530	2,575,581

Retail-Regional Department Stores — 0.3%
Macy’s, Inc.	162,560	2,261,210

Schools — 0.2%
Apollo Group, Inc., Class A†	23,050	1,591,372

Telephone-Integrated — 2.2%
AT&T, Inc.	549,550	14,414,696
CenturyTel, Inc.	38,125	1,196,744
Koninklijke KPN NV	89,050	1,338,402

		16,949,842

Tobacco — 2.1%
Altria Group, Inc.	49,390	865,806
Lorillard, Inc.	28,890	2,129,771
Philip Morris International, Inc.	271,860	12,668,676

		15,664,253

Toys — 0.2%
Hasbro, Inc.	55,440	1,469,160

Transport-Rail — 0.1%
Burlington Northern Santa Fe Corp.	4,620	363,086
Canadian National Railway Co.	2,290	111,706

		474,792

Transport-Services — 0.2%
United Parcel Service, Inc., Class B	26,290	1,412,562

Web Portals/ISP — 0.1%
Google, Inc., Class A†	2,190	970,279

Wireless Equipment — 0.2%
Nokia Oyj ADR	89,560	1,194,730

Total Common Stock (cost $471,698,600)		460,811,448

ASSET BACKED SECURITIES — 2.8%
Diversified Financial Services — 2.8%
Banc of America Commercial Mtg., Inc. Series 2006-5, Class A4 5.41% due 09/10/47(1)	$1,211,000	1,023,018
Banc of America Commercial Mtg., Inc. Series 2006-4, Class A4 5.63% due 07/10/46(1)	226,000	212,133
Bayview Financial Revolving Mtg. Loan Trust Series 2005-E, Class M1 1.09% due 12/28/40*(2)(3)(4)(11)	850,000	313,735
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/35*(2)(4)(11)	1,000,000	400,000
		Market
	Principal	Value
Security Description	Amount	(Note 2)

Citigroup Commercial Mtg. Trust Series 2007-C6, Class A4 5.89% due 06/10/17(1)(5)	2,450,000	2,090,073
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/49(1)	1,000,000	792,551
Countrywide Asset-Backed Certificates Series 2005-1, Class AF3 4.58% due 07/25/35	1,931	1,836
Countrywide Asset-Backed Certificates Series 2005-3, Class AF3 4.82% due 08/25/35	57,874	56,627
Countrywide Asset-Backed Certificates Series 2006-15, Class A3 5.69% due 10/25/46	550,000	239,913
Credit Suisse Mtg. Capital Certificates Series 2007-C5 Class A4 5.70% due 09/15/40(1)	1,116,407	796,450
CW Capital Cobalt, Ltd. Series 2006-C1, Class A4 5.22% due 08/15/48(1)	1,689,000	1,330,374
FHLMC Multifamily Structured Pass Through Certs. Series K003, Class A5 5.09% due 03/25/19(1)(4)	793,000	812,675
GE Capital Commercial Mtg. Corp. Series 2006-C1, Class AM 5.51% due 03/10/44(1)(5)	630,000	396,367
GMAC Mtg. Corp. Loan Trust Series 2006-HE3, Class A3 5.81% due 10/25/36	641,000	221,206
Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class A2 4.31% due 08/10/42(1)	593,357	592,227
Greenwich Capital Commercial Funding Corp. Series 2004-GG1, Class A7 5.32% due 06/10/36(1)	293,478	293,946
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/39(1)	1,725,000	1,052,976
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/42(1)	765,000	550,975
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-CB12, Class AM 4.95% due 09/12/37(1)	800,000	527,718
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP1, Class A4 5.04% due 03/15/46(1)	959,574	903,092
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-C2, Class A3 5.40% due 05/15/41(1)(5)	192,837	179,543
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LDPX, Class A3 5.42% due 01/15/49(1)	482,647	412,798

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)

JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB17, Class A4 5.43% due 12/12/43(1)	$465,000	$398,076
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP6, Class A4 5.48% due 04/15/43(1)	1,270,000	1,183,596
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB16, Class A4 5.55% due 05/12/45(1)	468,000	435,214
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP7, Class A4 5.88% due 04/15/45(1)(5)	1,270,000	1,119,460
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LD11, Class A4 6.01% due 06/15/49(1)(5)	250,000	199,958
Merrill Lynch Mortgage Trust Series 2007-C1, Class C 6.02% due 06/12/50(1)(5)	560,000	106,612
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-7, Class A4 5.81% due 06/12/50(1)(5)	1,116,407	812,970
Morgan Stanley Capital I Series 1998-HF2, Class X 1.04% due 11/15/30*(1)(5)(6)	3,345,087	69,739
Nomura Asset Securities Corp. Series 1995-MD3, Class B1 9.93% due 04/04/27*(1)(2)(5)(11)	1,261,807	1,331,025
RAAC Series Series 2004-SP3, Class AI3 4.97% due 09/25/34(7)	425,000	302,291
Residential Funding Mtg. Securities II, Inc. Series 2005-HS2, Class AI3 5.32% due 12/25/35	669,000	208,053
Spirit Master Funding LLC Pass Through Series 2005-1, Class A1 5.05% due 07/20/23*(1)(2)(11)	730,549	442,707
Structured Asset Securities Corp. Series 2005-4XS, Class 1A2B 4.67% due 03/25/35	512,071	427,293
Wachovia Bank Commercial Mtg. Trust Series 2005-C16, Class A4 4.85% due 10/15/41(1)	796,983	755,791
Wachovia Bank Commercial Mtg. Trust Series 2006-C27, Class AM 5.80% due 07/15/45(1)	362,980	236,163
Wachovia Bank Commercial Mtg. Trust Series 2006-C26, Class AM 5.96% due 06/15/45(1)(5)	830,000	531,605

Total Asset Backed Securities (cost $27,986,067)		21,760,786

U.S. CORPORATE BONDS & NOTES — 8.1%
Banks-Commercial — 0.1%
Credit Suisse New York Senior Notes 5.50% due 05/01/14	940,000	999,739

Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	720,000	643,621
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	600,000	604,443
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	1,865,000	1,877,891

		3,125,955

Beverages-Non-alcoholic — 0.1%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 6.12% due 05/01/13	260,000	278,889
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 6.82% due 05/01/18	338,000	373,529

		652,418

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/39*(2)(11)	820,000	1,011,227
Miller Brewing Co. Notes 5.50% due 08/15/13*	863,000	895,743

		1,906,970

Building & Construction Products-Misc. — 0.1%
CRH America, Inc. Notes 6.95% due 03/15/12	687,000	692,998

Cable TV — 0.1%
Cox Communications, Inc. Notes 4.63% due 06/01/13	708,000	727,211

Cellular Telecom — 0.0%
AT&T Mobility LLC Senior Notes 6.50% due 12/15/11	326,000	354,694

Commercial Services-Finance — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	1,024,000	1,084,252

Consumer Products-Misc. — 0.1%
Fortune Brands, Inc. Notes 5.13% due 01/15/11	786,000	799,401

Diversified Banking Institutions — 0.8%
Bank of America Corp. Sub. Notes 5.49% due 03/15/19	348,000	294,160
Bank of America Corp. Senior Notes 7.38% due 05/15/14	325,000	354,026

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)

Bank of America Corp. Senior Notes 7.63% due 06/01/19	$460,000	$498,928
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	598,000	535,202
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	770,000	836,512
Morgan Stanley Senior Notes 5.75% due 10/18/16	660,000	667,452
Morgan Stanley Senior Notes 6.63% due 04/01/18	720,000	766,279
Morgan Stanley Senior Notes 7.30% due 05/13/19	220,000	247,821
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	772,000	773,039
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	530,000	574,302
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	763,000	893,590

		6,441,311

Diversified Financial Services — 0.2%
General Electric Capital Corp. Notes 5.45% due 01/15/13	203,000	211,626
ZFS Finance USA Trust I Bonds 6.50% due 05/09/37*(3)	1,880,000	1,546,300

		1,757,926

Electric-Generation — 0.2%
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34(2)	1,418,223	1,305,856

Electric-Integrated — 1.0%
Entergy Louisiana LLC Bonds 8.09% due 01/02/17	168,590	162,248
Exelon Generation Co LLC Senior Notes 6.20% due 10/01/17	2,960,000	3,134,107
Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	1,448,000	1,548,559
Midamerican Energy Holdings Co. Senior Notes 5.88% due 10/01/12	340,000	368,159
Midamerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	166,000	185,866
Oncor Electric Delivery Co. Senior Sec. Notes 7.00% due 09/01/22	985,000	1,121,308
PSEG Power LLC Senior Notes 5.50% due 12/01/15	409,000	419,915
PSEG Power LLC Company Guar. Notes 6.95% due 06/01/12	593,000	649,190
System Energy Resources, Inc. Sec. Bonds 5.13% due 01/15/14*(2)(11)	260,977	258,373

		7,847,725

Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Notes 5.25% due 01/14/11	725,000	738,135

Finance-Credit Card — 0.2%
American Express Co. Senior Notes 5.50% due 09/12/16	1,374,000	1,307,057

Finance-Investment Banker/Broker — 0.3%
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	710,000	594,011
Merrill Lynch & Co., Inc. Notes 6.15% due 04/25/13	720,000	739,539
UBS Preferred Funding Trust V Company Guar. Notes 6.24% due 05/15/16(3)(8)	1,380,000	841,800

		2,175,350

Food-Retail — 0.0%
The Kroger Co. Notes 5.00% due 04/15/13	342,000	354,740

Hotel/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	593,000	502,723

Insurance-Multi-line — 0.2%
Metropolitan Life Global Funding Senior Notes 5.13% due 04/10/13*	340,000	346,649
Metropolitan Life Global Funding I Notes 5.13% due 06/10/14*	290,000	291,291
The Allstate Corp. Senior Notes 5.55% due 05/09/35	73,000	66,464
The Allstate Corp. Senior Notes 6.13% due 12/15/32	604,000	584,566

		1,288,970

Insurance-Property/Casualty — 0.1%
Chubb Corp. Jr. Sub. Notes 6.38% due 03/29/67(3)	1,210,000	980,100

Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12(2)	710,000	725,859

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Medical Labs & Testing Services — 0.2%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	$1,150,000	$1,275,360

Medical Products — 0.1%
Hospira, Inc. Senior Notes 5.55% due 03/30/12	310,000	322,792
Hospira, Inc. Senior Notes 6.05% due 03/30/17	555,000	572,687

		895,479

Medical-Drugs — 0.2%
Allergan, Inc. Senior Notes 5.75% due 04/01/16	800,000	793,079
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	340,000	426,936

		1,220,015

Medical-Hospitals — 0.0%
HCA, Inc. Senior Notes 8.75% due 09/01/10	63,000	63,630

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Notes 5.80% due 10/15/16	443,000	436,493

Multimedia — 0.2%
News America Holdings, Inc. Company Guar. Debentures 8.50% due 02/23/25	664,000	757,089
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	700,000	851,556

		1,608,645

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	601,000	625,667

Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	860,000	863,218
Devon OEI Operating, Inc. Company Guar. Senior Notes 7.25% due 10/01/11	1,248,000	1,367,975

		2,231,193

Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 8.13% due 02/15/19	190,000	227,380

Oil Refining & Marketing — 0.2%
Valero Energy Corp. Senior Notes 6.88% due 04/15/12	1,065,000	1,145,695

Pipelines — 0.5%
CenterPoint Energy Resources Corp. Senior Notes 7.88% due 04/01/13	652,000	702,377
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	565,000	621,669
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	1,154,000	1,215,729
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	110,000	117,536
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/32	212,000	236,119
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	708,000	786,505

		3,679,935

Real Estate Investment Trusts — 0.5%
Boston Properties LP Senior Notes 5.00% due 06/01/15	147,000	129,140
HRPT Properties Trust Senior Notes 6.25% due 08/15/16	988,000	836,104
Kimco Realty Corp. Senior Notes 6.00% due 11/30/12	750,000	716,435
Prologis Senior Notes 5.75% due 04/01/16	1,270,000	1,095,737
Simon Property Group LP Notes 5.88% due 03/01/17	673,000	632,288
Vornado Realty LP Notes 4.75% due 12/01/10	500,000	494,913

		3,904,617

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	616,000	530,590

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	303,000	279,986

Retail-Discount — 0.2%
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	1,503,000	1,471,592

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	610,000	660,950

Sovereign Agency — 0.0%
Financing Corp. Bonds 9.65% due 11/02/18	235,000	333,040

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. CORPORATE BONDS & NOTES (continued)

Special Purpose Entity — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	$1,009,000	$1,038,876

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 6.55% due 02/15/39	820,000	910,413
BellSouth Corp. Senior Notes 6.55% due 06/15/34	912,000	949,977
Verizon New York, Inc. Senior Notes 6.88% due 04/01/12	1,428,000	1,537,905

		3,398,295

Television — 0.1%
Hearst-Argyle Television, Inc. Debentures 7.50% due 11/15/27	800,000	614,887

Tobacco — 0.1%
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	532,000	562,053

Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.75% due 03/15/11	51,000	53,605

Total U.S. Corporate Bonds & Notes (cost $61,842,305)		62,027,373

FOREIGN CORPORATE BONDS & NOTES — 3.4%
Banks-Commercial — 0.7%
ING Bank NV Government Guar. Notes 3.90% due 03/19/14*	830,000	847,588
Nordea Bank AB Bonds 5.42% due 04/20/15*(3)(8)	275,000	182,875
Royal Bank of Scotland PLC Government Guar. Notes 2.63% due 05/11/12*(2)(11)	1,480,000	1,486,122
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	860,000	888,642
UniCredito Italiano Capital Trust Bank Guar. Notes 9.20% due 10/05/10*(3)(8)	1,112,000	735,829
Woori Bank Sub. Debentures Notes 6.13% due 05/03/16*(9)	1,480,000	1,382,220

		5,523,276

Banks-Money Center — 0.2%
DBS Capital Funding Corp. Company Guar. Notes 7.66% due 03/15/11*(3)(8)	453,000	437,612
Unicredit Luxembourg Finance SA Senior Sub. Notes 6.00% due 10/31/17*(2)	910,000	799,054

		1,236,666

Banks-Special Purpose — 0.2%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.88% due 06/17/19	690,000	734,677
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14*	468,000	471,800

		1,206,477

Beverages-Wine/Spirits — 0.1%
Diageo Finance BV Company Guar. Bonds 5.50% due 04/01/13	777,000	830,705

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	982,000	1,124,429

Commercial Services-Finance — 0.1%
Natixis Notes 10.00% due 04/30/18*(3)(8)	1,124,000	830,355

Diversified Banking Institutions — 0.0%
BNP Paribas Jr. Sub. Notes 7.20% due 06/25/37*(3)(8)	400,000	295,000

Diversified Manufacturing Operations — 0.1%
Tyco Electronics Group SA Senior Notes 6.55% due 10/01/17	835,000	780,346

Electric-Distribution — 0.2%
Hydro-Quebec Co. Company Guar. Notes 6.30% due 05/11/11	1,620,000	1,757,135

Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	645,000	686,842
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	887,000	966,238

		1,653,080

Finance-Leasing Companies — 0.1%
ORIX Corp. Notes 5.48% due 11/22/11	1,070,000	1,033,526

Insurance-Multi-line — 0.1%
ING Groep NV Bonds 5.78% due 12/08/15(3)(8)	1,000,000	630,000

Machinery-Construction & Mining — 0.1%
Atlas Copco AB Bonds 5.60% due 05/22/17*	900,000	888,695

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)

Oil Companies-Exploration & Production — 0.1%
Nexen, Inc. Senior Notes 5.88% due 03/10/35	$254,000	$226,848
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16*	530,000	533,424

		760,272

Oil Companies-Integrated — 0.4%
Husky Energy, Inc. Senior Notes 5.90% due 06/15/14	500,000	537,470
Husky Energy, Inc. Senior Notes 7.25% due 12/15/19	512,000	586,762
Petro-Canada Senior Notes 6.05% due 05/15/18	1,075,000	1,108,001
Petroleos Mexicanos Notes 8.00% due 05/03/19*	491,000	560,535

		2,792,768

Sovereign Agency — 0.1%
MDC-GMTN B.V. Company Guar. Notes 7.63% due 05/06/19*	836,000	887,469

Special Purpose Entities — 0.1%
MUFG Capital Finance 1, Ltd. Bonds 6.35% due 07/25/16(3)(8)	344,000	310,769
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	725,000	782,224

		1,092,993

Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	1,092,000	1,054,706

SupraNational — 0.1%
Asian Development Bank Notes 2.75% due 05/21/14	620,000	616,125

Telephone-Integrated — 0.2%
Q-Tel International Finance, Ltd. Company Guar. Notes 7.88% due 06/10/19*	611,000	663,099
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/13	343,000	354,110
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	263,000	278,839

		1,296,048

Total Foreign Corporate Bonds & Notes (cost $27,171,110)		26,290,071

FOREIGN GOVERNMENT AGENCIES — 0.3%
Regional Authority — 0.2%
Province of Ontario Canada Bonds 5.00% due 10/18/11	1,210,000	1,299,240

Sovereign — 0.1%
AID-Egypt U.S. Govt. Guar. Notes 4.45% due 09/15/15	785,000	817,381
Republic of Peru Notes 7.35% due 07/21/25	102,000	110,313

		927,694

Total Foreign Government Agencies (cost $2,103,361)		2,226,934

MUNICIPAL BONDS & NOTES — 0.5%
California Educational Facilities Authority 5.00% due 03/15/39	415,000	432,733
California State Build America 7.50% due 04/01/34	245,000	252,813
California State Build America 7.55% due 04/01/39	680,000	702,943
Massachusetts Health & Educational Facilities Authority 5.50% due 06/01/30	465,000	521,321
Metropolitan Transportation Authority 7.34% due 11/15/39	695,000	808,292
New Jersey State Turnpike Authority 7.41% due 01/01/40	675,000	780,604

Total Municipal Bonds & Notes (cost $3,359,409)		3,498,706

U.S. GOVERNMENT AGENCIES — 15.2%
Federal Home Loan Mtg. Corp. — 4.5%
4.50% due 08/01/18	581,077	606,020
4.50% due 11/01/18	880,042	917,819
4.50% due 01/01/19	235,162	245,256
4.50% due 03/01/19	71,452	73,591
4.50% due 08/01/19	40,392	41,999
4.50% due 02/01/20	69,715	72,489
4.50% due 04/01/35	608,989	613,986
4.50% due 06/01/39	2,835,711	2,850,375
4.63% due 10/25/12	2,500,000	2,709,218
5.00% due 03/01/18	375,812	394,880
5.00% due 05/01/18	162,703	170,958
5.00% due 09/01/18	247,774	260,346
5.00% due 02/01/19	610,997	640,852
5.00% due 08/01/20	92,435	96,807
5.00% due 09/01/33	1,153,616	1,185,846
5.00% due 11/01/33	786,268	808,235
5.00% due 03/01/34	370,915	381,104
5.00% due 04/01/34	209,254	215,002
5.00% due 08/01/35	780,651	801,241
5.00% due 10/01/35	1,882,172	1,931,815
5.00% due 11/01/35	1,659,678	1,703,453
5.50% due 01/01/19	385,400	405,802
5.50% due 04/01/19	30,728	32,450
5.50% due 06/01/19	21,573	22,715
5.50% due 07/01/19	178,753	188,215
5.50% due 03/01/21	95,685	100,422

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)

5.50% due 10/01/24	$299,776	$313,027
5.50% due 06/01/25	478,164	498,975
5.50% due 07/01/25	236,409	246,698
5.50% due 08/01/25	374,418	390,713
5.50% due 09/01/25	235,099	245,330
5.50% due 05/01/33	341,091	354,900
5.50% due 12/01/33	293,139	305,007
5.50% due 01/01/34	1,064,711	1,107,815
5.50% due 04/01/34	141,326	146,959
5.50% due 11/01/34	81,933	85,199
5.50% due 05/01/35	75,556	78,520
5.50% due 09/01/35	197,955	205,722
5.50% due 10/01/35	621,668	646,058
5.50% due 06/01/36	458,067	475,467
5.50% due 02/01/37	596,618	618,906
6.00% due 04/01/16	49,326	52,631
6.00% due 04/01/17	96,514	102,920
6.00% due 07/01/17	47,689	50,855
6.00% due 10/01/17	70,067	74,717
6.00% due 08/01/19	257,109	272,768
6.00% due 09/01/19	58,550	62,116
6.00% due 11/01/19	85,100	90,536
6.00% due 05/01/21	110,650	117,389
6.00% due 10/01/21	289,008	306,609
6.00% due 02/01/23	416,758	441,772
6.00% due 12/01/25	148,660	157,212
6.00% due 02/01/26	150,782	159,456
6.00% due 04/01/34	89,053	93,911
6.00% due 07/01/34	598,170	630,798
6.00% due 08/01/34	1,369,136	1,443,818
6.00% due 09/01/34	155,812	164,311
6.00% due 07/01/35	257,593	270,678
6.00% due 08/01/35	231,405	243,159
6.00% due 10/01/35	242,111	254,787
6.00% due 11/01/35	584,075	613,744
6.00% due 03/01/36	227,800	239,158
6.00% due 07/01/36	197,981	207,852
6.00% due 10/01/36	531,103	560,073
6.00% due 01/01/37	395,170	414,873
6.00% due 03/01/37	607,115	636,911
6.00% due 05/01/37	735,432	771,525
6.00% due 06/01/37	667,361	700,113
6.50% due 05/01/34	72,895	78,155
6.50% due 06/01/34	97,006	104,007
6.50% due 08/01/34	498,084	534,024
6.50% due 10/01/34	259,193	278,867
6.50% due 11/01/34	8,988	9,637
6.50% due 05/01/37	210,975	225,297
6.50% due 07/01/37	453,906	484,719
6.50% due 02/01/38	377,263	402,872

		34,442,462

Federal National Mtg. Assoc. — 9.0%
4.01% due 08/01/13	81,778	83,844
4.02% due 08/01/13	229,968	236,610
4.50% due 04/01/18	426,877	445,734
4.50% due 06/01/18	555,952	580,512
4.50% due 07/01/18	197,879	206,620
4.50% due 03/01/19	271,903	283,320
4.50% due 04/01/20	512,923	534,460
4.50% due 05/01/20	144,605	149,999
4.50% due 07/01/20	152,374	158,772
4.50% due 08/01/33	1,270,616	1,285,270
4.50% due 02/01/35	359,830	363,642
4.50% due 09/01/35	389,163	392,799
4.58% due 05/01/14	453,444	473,564
4.63% due 04/01/14	202,658	211,837
4.67% due 04/01/13	49,262	51,685
4.82% due 12/01/12	623,296	653,691
4.84% due 08/01/14	548,546	577,308
4.87% due 02/01/14	311,100	326,855
4.88% due 03/01/20	149,553	154,699
4.94% due 08/01/15	200,000	208,716
5.00% due 02/01/18	1,650,976	1,736,285
5.00% due 11/01/18	632,341	664,919
5.00% due 07/01/19	245,521	257,825
5.00% due 11/01/19	338,389	355,347
5.00% due 03/01/20	138,893	145,463
5.00% due 07/01/20	212,074	222,106
5.00% due 11/01/33	526,899	541,372
5.00% due 03/01/34	678,313	696,891
5.00% due 05/01/34	207,497	213,132
5.00% due 08/01/34	236,434	242,855
5.00% due 09/01/34	607,586	624,086
5.00% due 12/01/34	163,805	168,253
5.00% due 01/01/35	525,257	539,522
5.00% due 06/01/35	1,385,444	1,421,987
5.00% due 07/01/35	1,961,713	2,013,455
5.00% due 08/01/35	434,715	446,181
5.00% due 08/01/36	471,491	483,927
5.00% due 03/01/38	2,250,001	2,305,001
5.27% due 12/01/16	330,000	351,626
5.37% due 02/01/13	286,999	306,639
5.37% due 05/01/18	510,000	544,783
5.50% due 11/01/17	359,121	379,927
5.50% due 01/01/18	566,272	599,080
5.50% due 02/01/18	320,458	338,824
5.50% due 07/01/19	387,946	409,209
5.50% due 08/01/19	96,840	102,147
5.50% due 09/01/19	406,917	429,221
5.50% due 01/01/21	290,663	305,868
5.50% due 05/01/22	147,727	154,923
5.50% due 02/01/33	599,388	623,841
5.50% due 06/01/33	814,506	847,734
5.50% due 07/01/33	3,263,775	3,396,925
5.50% due 11/01/33	943,194	981,673
5.50% due 12/01/33	164,910	171,637
5.50% due 01/01/34	564,133	587,148
5.50% due 02/01/34	1,203,320	1,252,244
5.50% due 03/01/34	102,214	106,352
5.50% due 04/01/34	276,277	287,376
5.50% due 05/01/34	1,074,687	1,117,859
5.50% due 06/01/34	71,571	74,446
5.50% due 07/01/34	1,580,275	1,643,758
5.50% due 09/01/34	2,271,091	2,362,326
5.50% due 10/01/34	2,980,244	3,099,964
5.50% due 11/01/34	3,107,689	3,232,529
5.50% due 12/01/34	1,258,556	1,309,113

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)

5.50% due 01/01/35	$1,608,200	$1,674,089
5.50% due 04/01/35	227,370	236,362
5.50% due 09/01/35	832,972	865,913
5.50% due 03/01/37	309,008	320,745
6.00% due 01/01/17	364,133	388,871
6.00% due 08/01/17	228,317	243,756
6.00% due 03/01/18	64,365	68,718
6.00% due 11/01/18	551,463	588,927
6.00% due 01/01/21	147,788	156,997
6.00% due 05/01/21	73,419	77,994
6.00% due 07/01/21	289,938	308,004
6.00% due 11/01/25	147,670	156,378
6.00% due 04/01/34	835,975	881,836
6.00% due 05/01/34	590,066	622,436
6.00% due 06/01/34	1,699,649	1,792,890
6.00% due 07/01/34	1,011,852	1,067,361
6.00% due 08/01/34	959,074	1,011,687
6.00% due 10/01/34	1,137,924	1,200,480
6.00% due 11/01/34	125,512	132,398
6.00% due 12/01/34	63,903	67,409
6.00% due 08/01/35	213,869	225,067
6.00% due 09/01/35	560,385	594,717
6.00% due 10/01/35	120,971	127,305
6.00% due 11/01/35	184,963	194,647
6.00% due 12/01/35	1,136,539	1,196,047
6.00% due 02/01/36	833,753	877,408
6.00% due 03/01/36	146,072	153,492
6.00% due 04/01/36	356,647	374,763
6.00% due 06/01/36	296,470	311,843
6.00% due 12/01/36	330,551	347,342
6.00% due 03/01/37	369,959	388,404
6.00% due 07/01/37	562,615	590,666
6.33% due 03/01/11	121,247	128,178
6.50% due 06/01/31	234,339	252,885
6.50% due 07/01/31	74,319	80,201
6.50% due 09/01/31	250,496	270,321
6.50% due 02/01/32	178,052	192,143
6.50% due 07/01/32	580,329	626,528
6.50% due 08/01/32	439,523	474,171
6.50% due 01/01/33	278,414	300,361
6.50% due 04/01/34	63,543	68,334
6.50% due 06/01/34	110,503	118,834
6.50% due 08/01/34	353,916	380,599
6.50% due 05/01/36	281,956	302,069
6.50% due 01/01/37	195,399	209,337
6.50% due 02/01/37	1,218,309	1,304,651
6.50% due 05/01/37	502,553	538,165
6.50% due 07/01/37	434,797	465,608
7.50% due 02/01/30	33,492	37,251
7.50% due 03/01/31	94,024	104,620
7.50% due 01/01/32	68,744	76,491

		68,651,415

Government National Mtg. Assoc. — 1.3%
4.50% due 07/20/33	64,009	64,802
4.50% due 09/20/33	400,752	405,716
4.50% due 12/20/34	214,935	217,315
5.00% due 07/20/33	94,211	96,929
5.00% due 06/15/34	386,934	399,384
5.00% due 10/15/34	194,754	200,317
5.00% due 05/15/39	2,249,999	2,315,497
5.50% due 11/15/32	395,891	414,672
5.50% due 05/15/33	2,090,209	2,188,061
5.50% due 08/15/33	167,883	175,743
5.50% due 12/15/33	510,092	532,009
5.50% due 09/15/34	199,428	208,453
5.50% due 10/15/35	30,803	32,158
6.00% due 09/15/32	522,532	554,247
6.00% due 04/15/33	418,957	444,123
6.00% due 02/15/34	234,839	248,065
6.00% due 07/15/34	204,118	215,614
6.00% due 09/15/34	216,929	229,147
6.00% due 01/20/35	116,504	122,328
6.00% due 02/20/35	162,523	170,647
6.00% due 04/20/35	92,752	97,389
6.00% due 01/15/38	795,113	835,919

		10,168,535

Small Business Administration — 0.4%
Small Business Administration Series 2003-20G, Class 1 4.35% due 07/01/23	107,880	110,931
Small Business Administration Series 2004-20D, Class 1 4.77% due 04/01/24	309,296	321,217
Small Business Administration Series 2005-20C, Class 1 4.95% due 03/01/25	775,374	810,949
Small Business Administration Series 2004-20I, Class 1 4.99% due 09/01/24	460,216	479,624
Small Business Administration Series 2004-20E, Class 1 5.18% due 05/01/24	495,228	518,672
Small Business Administration Series 2004-20F, Class 1 5.52% due 06/01/24	788,554	830,984

		3,072,377

Total U.S. Government Agencies (cost $111,830,737)		116,334,789

U.S. GOVERNMENT TREASURIES — 7.2%
United States Treasury Bonds — 1.4%
5.00% due 05/15/37	2,886,000	3,210,675
5.25% due 02/15/29	169,000	189,940
5.38% due 02/15/31	3,686,000	4,231,414
6.00% due 02/15/26	1,143,000	1,381,601
6.25% due 08/15/23	611,000	746,948
6.75% due 08/15/26	377,000	491,514
8.00% due 11/15/21	318,000	440,231

		10,692,323

United States Treasury Notes — 5.8%
0.88% due 02/28/11	5,516,000	5,514,290
1.50% due 10/31/10	8,236,000	8,320,287
1.50% due 12/31/13	2,374,000	2,295,176
2.00% due 11/30/13	1,361,000	1,346,113
2.63% due 02/29/16	505,000	491,783
3.13% due 09/30/13	6,942,000	7,203,950
3.50% due 05/31/13	1,900,000	2,003,907

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)

3.88% due 02/15/13	$462,000	$493,654
4.13% due 08/31/12	4,098,000	4,400,547
4.13% due 05/15/15	1,220,000	1,304,638
4.75% due 05/15/14	829,000	914,944
5.13% due 06/30/11	6,655,000	7,160,101
6.50% due 02/15/10	728,000	751,887
8.50% due 02/15/20	1,341,000	1,888,087

		44,089,364

Total U.S. Government Treasuries (cost $53,881,500)		54,781,687

Total Long-Term Investment Securities (cost $759,873,089)		747,731,794

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Commercial Paper — 1.8%
Citigroup Funding, Inc. 1.00% due 08/03/09 (cost $13,414,851)	13,415,000	13,414,851

TOTAL INVESTMENTS (cost $773,287,940)(10)	99.6%	761,146,645
Other assets less liabilities	0.4	2,766,368

NET ASSETS	100.0%	$763,913,013

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2009, the aggregate value of these securities was $22,764,424 representing 3.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Illiquid security. At July 31, 2009, the aggregate value of these securities was $8,073,958, representing 1.1% of net assets.
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2009.
(4)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 2.
(5)	Variable Rate Security — the rate reflected is as of July 31, 2009, maturity date reflects the stated maturity date.
(6)	Interest Only
(7)	Collateralized Mortgage Obligation
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	Variable Rate Security — the rate reflected is as of July 31, 2009, maturity date reflects next reset date.
(10)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

(11)	To the extent permitted by the Prospectus and Statement of Additional Information, the MFS Total Return Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2009, the MFS Total Return Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Anheuser-Busch InBev Worldwide, Inc. 8.00% due 11/15/39	05/11/09	$820,000	$813,333	$1,011,227	$123.32	0.13%
Bayview Financial Revolving Mtg. Loan Trust 1.09% due 12/28/40	03/01/06	850,000	850,000	313,735	36.91	0.04%
Capital Trust Re CDO, Ltd. 5.16% due 06/25/35	04/07/06	1,000,000	962,695	400,000	40.00	0.05%
System Energy Resources, Inc. 5.13% due 01/15/14	04/16/04	260,977	260,977	258,373	99.00	0.03%
Nomura Asset Securities Corp. 9.93% due 04/04/27	07/16/07	1,261,807	1,261,706	1,331,025	105.49	0.17%
Royal Bank of Scotland PLC 2.63% due 05/11/12	05/05/09	1,480,000	1,479,882	1,486,122	100.41	0.19%
Spirit Master Funding LLC 5.05% due 07/20/23	10/04/05	730,549	6,890	442,707	60.60	0.06%

				$5,243,189		0.67%

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock: Oil Companies — Integrated	$39,490,290	$—	$—	$39,490,290
Other Industries*	421,321,158	—	—	421,321,158
Asset Backed Securities	—	20,234,376	1,526,410	21,760,786
U.S. Corporate Bonds & Notes	—	62,027,373	—	62,027,373
Foreign Bonds & Notes	—	26,290,071	—	26,290,071
Foreign Government Agencies	—	2,226,934	—	2,226,934
Municipal Bonds & Notes	—	3,498,706	—	3,498,706
U.S. Government Agencies	—	116,334,789	—	116,334,789
U.S. Government Treasuries	54,781,687	—	—	54,781,687
Short Term Investment Securities: Commercial Paper	—	13,414,851	—	13,414,851

Total	$515,593,135	$244,027,100	$1,526,410	$761,146,645

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Asset Backed
Securities

Balance as of 1/31/2009	$1,027,000
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(307,239)
Net purchases (sales)	806,649
Transfers in and/or out of Level 3	—

Balance as of 7/31/2009	$1,526,410

See Notes to Financial Statements

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Electric-Integrated	30.8%
Cellular Telecom	12.0
Telephone-Integrated	9.4
Oil Companies-Exploration & Production	7.8
Electric-Generation	6.2
Pipelines	5.4
Independent Power Producers	4.9
Gas-Distribution	4.3
Cable TV	3.6
Telecom Services	3.2
Repurchase Agreements	3.1
Electric-Transmission	2.3
Electric-Distribution	2.0
Cable/Satellite TV	1.8
Energy-Alternate Sources	1.0
Coal	0.5
Wireless Equipment	0.2
Water	0.2
Oil-Field Services	0.1

98.8%

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 87.9%
Cable TV — 3.6%
Comcast Corp., Special Class A	44,100	$616,959
Rogers Communications, Inc., Class B Class B	25,860	718,487

		1,335,446

Cable/Satellite TV — 1.6%
The DIRECTV Group, Inc.†	2,700	69,930
Time Warner Cable, Inc.	15,342	507,207

		577,137

Cellular Telecom — 11.9%
America Movil SAB de CV, Series L ADR	11,390	489,884
Cellcom Israel, Ltd.	36,160	1,011,034
Leap Wireless International, Inc.†	6,900	165,255
MetroPCS Communications, Inc.†	40,000	474,000
Mobile Telesystems OJSC ADR†	7,570	317,864
MTN Group, Ltd.	17,990	296,742
NII Holdings, Inc.†	7,090	163,212
Vimpel-Communications ADR†	10,200	137,802
Vivo Participacoes SA ADR	18,725	426,368
Vodacom Group, Ltd.†	1,435	10,855
Vodafone Group PLC	410,028	840,411

		4,333,427

Coal — 0.4%
Arch Coal, Inc.*	7,600	132,316

Electric-Generation — 4.3%
The AES Corp.†	122,090	1,561,531

Electric-Integrated — 30.6%
Allegheny Energy, Inc.	32,800	826,888
American Electric Power Co., Inc.	25,250	781,740
CMS Energy Corp.	88,490	1,145,060
Constellation Energy Group, Inc.	18,870	541,569
Dominion Resources, Inc.	7,000	236,600
DPL, Inc.	25,320	606,414
E.ON AG	34,628	1,310,876
Edison International	3,230	104,394
Entergy Corp.	3,300	265,089
FirstEnergy Corp.	12,000	494,400
Fortum Oyj	3,500	81,064
FPL Group, Inc.	4,700	266,349
GDF Suez	13,010	497,049
Iberdrola SA	11,005	94,426
Northeast Utilities	19,590	450,766
OGE Energy Corp.	6,700	201,670
PPL Corp.	36,500	1,233,335
Progress Energy, Inc.	11,320	446,461
Public Service Enterprise Group, Inc.	28,320	918,984
RWE AG	2,200	185,788
Westar Energy, Inc.	10,800	212,436
Wisconsin Energy Corp.	6,800	292,196

		11,193,554

Electric-Transmission — 2.3%
National Grid PLC	9,300	86,764
Red Electrica Corp. SA	15,870	745,765

		832,529

Energy-Alternate Sources — 0.2%
Covanta Holding Corp.†	4,200	70,938
First Solar, Inc.†	100	15,439

		86,377

Gas-Distribution — 4.3%
CenterPoint Energy, Inc.	6,200	74,710
Enagas	14,632	289,363
NiSource, Inc.	12,200	157,258
Sempra Energy	19,910	1,043,881

		1,565,212

Independent Power Producers — 4.9%
Dynegy, Inc., Class A†	86,380	173,624
NRG Energy, Inc.†	59,079	1,607,539

		1,781,163

Oil Companies-Exploration & Production — 7.3%
EQT Corp.	35,110	1,347,522
Questar Corp.	34,820	1,151,497
XTO Energy, Inc.	3,915	157,501

		2,656,520

Oil-Field Services — 0.1%
Weatherford International, Ltd.†	1,800	33,768

Pipelines — 4.5%
El Paso Corp.	58,960	593,137
ONEOK, Inc.	5,600	185,360
Spectra Energy Corp.	13,450	246,942
The Williams Cos., Inc.	36,530	609,686

		1,635,125

Telecom Services — 2.1%
Virgin Media, Inc.	74,900	782,705

Telephone-Integrated — 9.4%
AT&T, Inc.	34,322	900,266
CenturyTel, Inc.	8,300	260,537
Frontier Communications Corp.	25,800	180,600
Global Village Telecom Holding SA†	3,900	75,878
Koninklijke KPN NV	44,050	662,062
Philippine Long Distance Telephone Co.	1,500	79,399
Philippine Long Distance Telephone Co. ADR	2,900	152,743
Sprint Nextel Corp.†	3,700	14,800
Telefonica SA	14,446	359,396
Verizon Communications, Inc.	5,200	166,764
Windstream Corp.	66,600	584,082

		3,436,527

Water — 0.2%
Severn Trent PLC	2,900	46,917
United Utilities Group PLC	4,222	31,790

		78,707

Wireless Equipment — 0.2%
American Tower Corp., Class A†	2,400	81,816

Total Common Stock (cost $35,770,573)		32,103,860

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

PREFERRED STOCK — 4.4%
Electric-Distribution — 2.0%
Eletropaulo Metropolitana de Sao Paulo SA Class B	39,120	$729,667

Electric-Generation — 1.3%
AES Tiete SA	42,900	462,168

Electric-Integrated — 0.2%
Great Plains Energy, Inc.	1,510	87,534

Pipelines — 0.9%
El Paso Corp.	370	324,675

Total Preferred Stock (cost $1,497,575)		1,604,044

CONVERTIBLE BONDS & NOTES — 2.0%
Cellular Telecom — 0.1%
Nextel International Holdings Senior Notes 3.13% due 06/15/12	$67,000	55,861

Energy-Alternate Sources — 0.8%
Covanta Holding Corp. Senior Notes 3.25% due 06/01/14	256,550	282,847

Telecom Services — 1.1%
Virgin Media, Inc. Senior Notes 6.50% due 11/15/16	463,000	402,231

Total Convertible Bonds & Notes (cost $557,272)		740,939

U.S. CORPORATE BONDS & NOTES — 1.4%
Cable/Satellite TV — 0.2%
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19	70,000	72,100

Coal — 0.1%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16	50,000	50,500

Electric-Generation — 0.6%
AES Corp. Senior Notes 9.75% due 04/15/16	200,000	209,000

Oil Companies-Exploration & Production — 0.5%
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	169,000	179,351

Total U.S. Corporate Bonds & Notes (cost $469,035)		510,951

Total Long-Term Investment Securities (cost $38,294,455)		34,959,794

		Market
	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 3.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/09, to be repurchased 08/03/09 in the amount of $1,125,001 and collateralized by $1,095,000 of Federal Home Loan Bank Bonds, bearing interest at 3.62% due 10/18/13 and having approximate value of $1,148,381 (cost $1,125,000)	$1,125,000	$1,125,000

TOTAL INVESTMENTS (cost $39,419,455)(1)	98.8%	36,084,794
Other assets less liabilities	1.2	426,132

NET ASSETS	100.0%	$36,510,926

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2009, the aggregate value of these securities was $1,148,994 representing 3.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

SunAmerica Series Trust Telecom Utility Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

*USD	27,528	EUR	19,548	9/17/2009	$335
*USD	357,130	EUR	253,539	10/15/2009	4,259
*USD	26,052	GBP	15,965	10/15/2009	613

					$5,207

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*EUR	1,909,675	USD	2,690,846	9/17/2009	$(31,195)
*EUR	651	USD	919	10/15/2009	(9)
EUR	71,807	USD	101,141	10/19/2009	(1,211)
*GBP	379,489	USD	616,878	10/15/2009	(16,946)

					(49,361)

Net Unrealized Appreciation (Depreciation)					$(44,154)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

EUR  — Euro Dollar
GBP  — British Pound
USD  — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock: Cellular Telecom	$4,333,427	$—	$ —	$4,333,427
Electric — Integrated	11,193,554	—	—	11,193,554
Oil Companies — Exploration & Production	2,656,520	—	—	2,656,520
Telephone — Integrated	3,436,527	—	—	3,436,527
Other Industries*	10,483,832	—	—	10,483,832
Preferred Stock	1,604,044	—	—	1,604,044
Convertible Bonds & Notes	—	740,939	—	740,939
U.S. Corporate Bonds & Notes	—	510,951	—	510,951
Repurchase Agreements	—	1,125,000	—	1,125,000
Other Financial Instruments:+ Forward Foreign Currency Contracts Appreciation	—	5,207	—	5,207
Forward Foreign Currency Contracts Depreciation	—	(49,361)	—	(49,361)

Total	$33,707,904	$2,332,736	$ —	$36,040,640

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	6.7%
Medical-Drugs	5.1
Computers	5.0
Diversified Banking Institutions	4.7
Electric-Integrated	3.3
Diversified Manufacturing Operations	3.2
Telephone-Integrated	3.1
Medical Products	2.8
Oil Companies-Exploration & Production	2.7
Cosmetics & Toiletries	2.5
Beverages-Non-alcoholic	2.3
Banks-Super Regional	2.3
Applications Software	2.3
Electronic Components-Semiconductors	2.1
Medical-Biomedical/Gene	1.9
Repurchase Agreements	1.9
Retail-Discount	1.9
Networking Products	1.6
Tobacco	1.6
Multimedia	1.5
Web Portals/ISP	1.4
Aerospace/Defense	1.3
Food-Misc.	1.3
Wireless Equipment	1.2
Oil-Field Services	1.2
Enterprise Software/Service	1.1
Retail-Restaurants	1.1
Transport-Services	1.0
Medical-HMO	1.0
U.S. Government Treasuries	1.0
Transport-Rail	0.9
Insurance-Multi-line	0.9
Medical Instruments	0.9
Retail-Drug Store	0.9
Real Estate Investment Trusts	0.9
Retail-Building Products	0.9
Commercial Services-Finance	0.8
Banks-Fiduciary	0.8
Cable/Satellite TV	0.8
Chemicals-Diversified	0.7
Insurance-Life/Health	0.7
Aerospace/Defense-Equipment	0.6
Computers-Memory Devices	0.6
Investment Management/Advisor Services	0.6
Insurance-Property/Casualty	0.5
Agricultural Chemicals	0.5
Pharmacy Services	0.5
Consumer Products-Misc.	0.5
Industrial Gases	0.5
Finance-Credit Card	0.5
Banks-Commercial	0.4
Finance-Other Services	0.3
Medical-Wholesale Drug Distribution	0.3
Oil Field Machinery & Equipment	0.3
Food-Retail	0.3
E-Commerce/Services	0.3
Pipelines	0.3
Instruments-Scientific	0.3
Electric Products-Misc.	0.3
Retail-Major Department Stores	0.3
E-Commerce/Products	0.3
Semiconductor Equipment	0.3
Auto-Cars/Light Trucks	0.3
Metal-Copper	0.3
Gas-Distribution	0.3
Telecom Equipment-Fiber Optics	0.3
Machinery-Construction & Mining	0.3
Non-Hazardous Waste Disposal	0.3
Insurance Brokers	0.3
Internet Security	0.3
Retail-Regional Department Stores	0.3
Computer Services	0.3
Finance-Investment Banker/Broker	0.2
Chemicals-Specialty	0.2
Gold Mining	0.2
Steel-Producers	0.2
Retail-Apparel/Shoe	0.2
Machinery-Farming	0.2
Athletic Footwear	0.2
Medical Labs & Testing Services	0.2
Electronic Forms	0.2
Apparel Manufacturers	0.2
Agricultural Operations	0.2
Coal	0.2
Retail-Office Supplies	0.2
Oil & Gas Drilling	0.2
Food-Wholesale/Distribution	0.2
Engineering/R&D Services	0.2
Semiconductor Components-Integrated Circuits	0.2
Distribution/Wholesale	0.2
Forestry	0.2
Retail-Consumer Electronics	0.2
Hotels/Motels	0.2
Data Processing/Management	0.2
Savings & Loans/Thrifts	0.2
Cruise Lines	0.2
Oil Refining & Marketing	0.2
Auto-Heavy Duty Trucks	0.1
Paper & Related Products	0.1
Auto/Truck Parts & Equipment-Original	0.1
Office Automation & Equipment	0.1
Building-Residential/Commercial	0.1
Food-Confectionery	0.1
Metal Processors & Fabrication	0.1
Advertising Agencies	0.1
Retail-Bedding	0.1
Toys	0.1
Electronics-Military	0.1
Containers-Metal/Glass	0.1
Metal-Aluminum	0.1
Electronic Measurement Instruments	0.1
Electric-Generation	0.1
Retail-Auto Parts	0.1
Engines-Internal Combustion	0.1
Medical-Generic Drugs	0.1
Commercial Services	0.1
Disposable Medical Products	0.1
Containers-Paper/Plastic	0.1
Schools	0.1
Entertainment Software	0.1
Diversified Financial Services	0.1
Brewery	0.1
Industrial Automated/Robotic	0.1
Telecommunication Equipment	0.1

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited) — (continued)

Human Resources	0.1%
Coatings/Paint	0.1
Tools-Hand Held	0.1
Electronic Connectors	0.1
Television	0.1
Airlines	0.1
Beverages-Wine/Spirits	0.1
Motorcycle/Motor Scooter	0.1
Computer Aided Design	0.1
Dental Supplies & Equipment	0.1
Machinery-Pumps	0.1
Computers-Integrated Systems	0.1
Appliances	0.1
Diversified Operations	0.1
Finance-Consumer Loans	0.1
Building Products-Wood	0.1
Filtration/Separation Products	0.1

100.2%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	1,065	$5,549
Omnicom Group, Inc.	466	15,844

		21,393

Aerospace/Defense — 1.3%
Boeing Co.	1,361	58,401
General Dynamics Corp.	682	37,776
Lockheed Martin Corp.	618	46,202
Northrop Grumman Corp.	696	31,028
Raytheon Co.	894	41,973
Rockwell Collins, Inc.	362	15,276

		230,656

Aerospace/Defense-Equipment — 0.6%
Goodrich Corp.	295	15,151
United Technologies Corp.	1,786	97,284

		112,435

Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	68	5,368
Monsanto Co.	1,092	91,728

		97,096

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	1,177	35,451

Airlines — 0.1%
Southwest Airlines Co.	1,575	12,364

Apparel Manufacturers — 0.2%
Coach, Inc.	487	14,410
Polo Ralph Lauren Corp.	132	8,323
VF Corp.	202	13,067

		35,800

Appliances — 0.1%
Whirlpool Corp.	169	9,648

Applications Software — 2.3%
Citrix Systems, Inc.†	415	14,774
Intuit, Inc.†	491	14,583
Microsoft Corp.	15,099	355,128
Red Hat, Inc.†	160	3,653
Salesforce.com, Inc.†	235	10,185

		398,323

Athletic Footwear — 0.2%
NIKE, Inc., Class B	688	38,968

Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.†	6,298	50,384

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	758	26,265

Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	948	24,534

Banks-Commercial — 0.4%
BB&T Corp.	1,283	29,355
First Horizon National Corp.†	510	6,538
M&T Bank Corp.	174	10,148
Marshall & Ilsley Corp.	609	3,678
Regions Financial Corp.	2,178	9,627
Zions Bancorporation	272	3,694

		63,040

Banks-Fiduciary — 0.8%
Northern Trust Corp.	450	26,914
State Street Corp.	936	47,081
The Bank of New York Mellon Corp.	2,373	64,878

		138,873

Banks-Super Regional — 2.3%
Capital One Financial Corp.	806	24,744
Comerica, Inc.	340	8,106
Fifth Third Bancorp	1,240	11,780
Huntington Bancshares, Inc.	860	3,517
KeyCorp.	1,469	8,491
PNC Financial Services Group, Inc.	917	33,617
SunTrust Banks, Inc.	794	15,483
US Bancorp	3,556	72,578
Wells Fargo & Co.	9,239	225,986

		404,302

Beverages-Non-alcoholic — 2.3%
Coca-Cola Enterprises, Inc.	649	12,195
Dr. Pepper Snapple Group, Inc.†	406	9,992
Pepsi Bottling Group, Inc.	305	10,355
PepsiCo, Inc.	3,095	175,641
The Coca-Cola Co.	3,966	197,665

		405,848

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	117	5,142
Constellation Brands, Inc., Class A†	521	7,117

		12,259

Brewery — 0.1%
Molson Coors Brewing Co., Class B	335	15,145

Building Products-Wood — 0.1%
Masco Corp.	655	9,124

Building-Residential/Commercial — 0.1%
Centex Corp.†	279	3,044
D.R. Horton, Inc.	647	7,499
KB Home	186	3,104
Lennar Corp., Class A	303	3,587
Pulte Homes, Inc.	502	5,708

		22,942

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	5,739	85,282
The DIRECTV Group, Inc.†	1,171	30,329
Time Warner Cable, Inc.	569	18,811

		134,422

Casino Hotels — 0.0%
Wynn Resorts, Ltd.†	120	6,140

Casino Services — 0.0%
International Game Technology	293	5,787

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Chemicals-Diversified — 0.7%
E.I. du Pont de Nemours & Co.	1,804	$55,798
PPG Industries, Inc.	371	20,405
The Dow Chemical Co.	1,985	42,022

		118,225

Chemicals-Specialty — 0.2%
Eastman Chemical Co.	172	8,542
Ecolab, Inc.	397	16,479
Sigma-Aldrich Corp.	300	15,225

		40,246

Coal — 0.2%
CONSOL Energy, Inc.	413	14,674
Massey Energy Co.	192	5,107
Peabody Energy Corp.	447	14,800

		34,581

Coatings/Paint — 0.1%
The Sherwin-Williams Co.	232	13,398

Commercial Services — 0.1%
Iron Mountain, Inc.†	272	7,945
Quanta Services, Inc.†	384	8,951

		16,896

Commercial Services-Finance — 0.8%
Automatic Data Processing, Inc.	972	36,207
Equifax, Inc.	292	7,606
H&R Block, Inc.	704	11,750
Mastercard, Inc., Class A	156	30,269
Moody’s Corp.	423	10,042
Paychex, Inc.	724	19,186
The Western Union Co.	1,209	21,133
Total System Services, Inc.	475	6,973

		143,166

Computer Aided Design — 0.1%
Autodesk, Inc.†	506	11,036

Computer Services — 0.3%
Affiliated Computer Services, Inc., Class A†	218	10,335
Cognizant Technology Solutions Corp., Class A†	588	17,399
Computer Sciences Corp.†	342	16,474

		44,208

Computers — 5.0%
Apple, Inc.†	1,772	289,527
Dell, Inc.†	3,178	42,522
Hewlett-Packard Co.	4,881	211,347
International Business Machines Corp.	2,678	315,817
Sun Microsystems, Inc.†	1,614	14,800

		874,013

Computers-Integrated Systems — 0.1%
Teradata Corp.†	422	10,369

Computers-Memory Devices — 0.6%
EMC Corp.†	4,296	64,698
NetApp, Inc.†	702	15,767
SanDisk Corp.†	528	9,409
ESC Seagate Technology †(1)(2)	1,206	0
Western Digital Corp.†	440	13,310

		103,184

Consumer Products-Misc. — 0.5%
Clorox Co.	312	19,035
Fortune Brands, Inc.	371	14,681
Kimberly-Clark Corp.	881	51,494

		85,210

Containers-Metal/Glass — 0.1%
Ball Corp.	221	10,688
Owens-Illinois, Inc.†	294	9,978

		20,666

Containers-Paper/Plastic — 0.1%
Pactiv Corp.†	341	8,586
Sealed Air Corp.	391	7,191

		15,777

Cosmetics & Toiletries — 2.5%
Avon Products, Inc.	963	31,182
Colgate-Palmolive Co.	934	67,659
The Estee Lauder Cos., Inc., Class A	247	9,001
The Procter & Gamble Co.	5,856	325,066

		432,908

Cruise Lines — 0.2%
Carnival Corp(3)	986	27,598

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	406	9,509
Fiserv, Inc.†	386	18,300

		27,809

Dental Supplies & Equipment — 0.1%
Dentsply International, Inc.	320	10,672

Dialysis Centers — 0.0%
DaVita, Inc.†	153	7,604

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	225	16,553

Distribution/Wholesale — 0.2%
Fastenal Co.	277	9,853
Genuine Parts Co.	267	9,457
WW Grainger, Inc.	140	12,587

		31,897

Diversified Banking Institutions — 4.7%
Bank of America Corp.	16,931	250,410
Citigroup, Inc.	15,507	49,157
JPMorgan Chase & Co.	7,742	299,228
Morgan Stanley	2,590	73,815
The Goldman Sachs Group, Inc.	969	158,238

		830,848

Diversified Financial Services — 0.1%
IntercontinentalExchange, Inc.†	162	15,238

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Diversified Manufacturing Operations — 3.2%
3M Co.	1,380	$97,318
Cooper Industries, Ltd., Class A	392	12,916
Danaher Corp.	426	26,088
Dover Corp.	428	14,556
Eaton Corp.	356	18,484
General Electric Co.	20,500	274,700
Honeywell International, Inc.	1,312	45,526
Illinois Tool Works, Inc.	758	30,737
ITT Corp.	411	20,303
Leggett & Platt, Inc.	345	5,986
Parker Hannifin Corp.	378	16,738
Textron, Inc.	586	7,876

		571,228

Diversified Operations — 0.1%
Leucadia National Corp.†	393	9,629

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	640	54,886

E-Commerce/Services — 0.3%
eBay, Inc.†	2,274	48,323
Expedia, Inc.†	471	9,754

		58,077

Electric Products-Misc. — 0.3%
Emerson Electric Co.	1,392	50,641
Molex, Inc.	286	5,079

		55,720

Electric-Generation — 0.1%
The AES Corp.†	1,580	20,208

Electric-Integrated — 3.3%
Allegheny Energy, Inc.	362	9,126
Ameren Corp.	310	7,883
American Electric Power Co., Inc.	907	28,081
Consolidated Edison, Inc.	616	24,246
Constellation Energy Group, Inc.	419	12,025
Dominion Resources, Inc.	1,305	44,109
DTE Energy Co.	384	13,233
Duke Energy Corp.	2,195	33,979
Edison International	698	22,559
Entergy Corp.	433	34,783
Exelon Corp.	1,311	66,677
FirstEnergy Corp.	689	28,387
FPL Group, Inc.	815	46,186
Integrys Energy Group, Inc.	181	6,114
Pepco Holdings, Inc.	492	7,075
PG&E Corp.	806	32,538
PPL Corp.	842	28,451
Progress Energy, Inc.	589	23,230
Public Service Enterprise Group, Inc.	1,147	37,220
The Southern Co.	1,544	48,482
Wisconsin Energy Corp.	59	2,535
Xcel Energy, Inc.	972	19,382

		576,301

Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	521	4,772

Electronic Components-Semiconductors — 2.1%
Advanced Micro Devices, Inc.†	1,445	5,289
Altera Corp.	706	13,195
Broadcom Corp., Class A†	728	20,551
Intel Corp.	10,742	206,783
LSI Corp.†	1,500	7,770
MEMC Electronic Materials, Inc.†	514	9,057
Microchip Technology, Inc.	418	11,257
Micron Technology, Inc.†	1,717	10,972
NVIDIA Corp.†	1,252	16,188
Texas Instruments, Inc.	2,312	55,603
Xilinx, Inc.	656	14,229

		370,894

Electronic Connectors — 0.1%
Amphenol Corp., Class A	379	12,640

Electronic Forms — 0.2%
Adobe Systems, Inc.†	1,138	36,894

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	768	17,833
FLIR Systems, Inc.†	118	2,536

		20,369

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	276	20,838

Engineering/R&D Services — 0.2%
Fluor Corp.	401	21,173
Jacobs Engineering Group, Inc.†	268	10,982

		32,155

Engines-Internal Combustion — 0.1%
Cummins, Inc.	436	18,752

Enterprise Software/Service — 1.1%
BMC Software, Inc.†	432	14,701
CA, Inc.	881	18,624
Oracle Corp.	7,516	166,329

		199,654

Entertainment Software — 0.1%
Electronic Arts, Inc.†	719	15,437

Filtration/Separation Products — 0.1%
Pall Corp.	297	8,934

Finance-Consumer Loans — 0.1%
SLM Corp.†	1,053	9,361

Finance-Credit Card — 0.5%
American Express Co.	2,391	67,737
Discover Financial Services	1,128	13,401

		81,138

Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.†	3,356	5,034
The Charles Schwab Corp.	2,002	35,776

		40,810

Finance-Other Services — 0.3%
CME Group, Inc.	139	38,757
NYSE Euronext	571	15,389
The NASDAQ OMX Group, Inc.†	291	6,149

		60,295

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Food-Confectionery — 0.1%
The Hershey Co.	380	$15,181
The J.M. Smucker Co.	155	7,755

		22,936

Food-Dairy Products — 0.0%
Dean Foods Co.†	270	5,721

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	617	7,052

Food-Misc. — 1.3%
Campbell Soup Co.	505	15,670
ConAgra Foods, Inc.	1,028	20,180
General Mills, Inc.	718	42,297
H.J. Heinz Co.	617	23,730
Kellogg Co.	573	27,217
Kraft Foods, Inc., Class A	2,781	78,814
Sara Lee Corp.	1,299	13,821

		221,729

Food-Retail — 0.3%
Safeway, Inc.	988	18,703
SUPERVALU, Inc.	499	7,400
The Kroger Co.	1,371	29,312
Whole Foods Market, Inc.†	137	3,314

		58,729

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	1,355	32,195

Forestry — 0.2%
Plum Creek Timber Co., Inc.	402	12,575
Weyerhaeuser Co.	507	17,765

		30,340

Gas-Distribution — 0.3%
CenterPoint Energy, Inc.	839	10,110
NiSource, Inc.	628	8,095
Sempra Energy	588	30,829

		49,034

Gold Mining — 0.2%
Newmont Mining Corp.	971	40,151

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	49	2,509

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	676	8,700

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	680	14,647
Starwood Hotels & Resorts Worldwide, Inc.	370	8,736
Wyndham Worldwide Corp.	354	4,938

		28,321

Human Resources — 0.1%
Monster Worldwide, Inc.†	316	4,117
Robert Half International, Inc.	387	9,594

		13,711

Independent Power Producers — 0.0%
Dynegy, Inc., Class A†	1,292	2,597

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	361	14,949

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	476	35,510
Praxair, Inc.	592	46,282

		81,792

Instruments-Scientific — 0.3%
PerkinElmer, Inc.	310	5,465
Thermo Fisher Scientific, Inc.†	899	40,707
Waters Corp.†	225	11,306

		57,478

Insurance Brokers — 0.3%
AON Corp.	597	23,552
Marsh & McLennan Cos., Inc.	1,100	22,462

		46,014

Insurance-Life/Health — 0.7%
AFLAC, Inc.	905	34,263
Lincoln National Corp.	585	12,396
Principal Financial Group, Inc.	591	14,007
Prudential Financial, Inc.	917	40,596
Unum Group	874	16,405

		117,667

Insurance-Multi-line — 0.9%
American International Group, Inc.(4)	288	3,784
Assurant, Inc.	255	6,508
Cincinnati Financial Corp.	411	9,926
Genworth Financial, Inc., Class A	1,266	8,735
Hartford Financial Services Group, Inc.	646	10,653
Loews Corp.	817	24,526
MetLife, Inc.	1,708	57,987
The Allstate Corp.	1,162	31,269
XL Capital, Ltd., Class A	785	11,053

		164,441

Insurance-Property/Casualty — 0.5%
Chubb Corp.	774	35,743
The Progressive Corp.†	1,044	16,266
The Travelers Cos., Inc.	1,047	45,094

		97,103

Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	380	6,247

Internet Security — 0.3%
McAfee, Inc.†	328	14,622
Symantec Corp.†	1,460	21,798
VeriSign, Inc.†	439	8,973

		45,393

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	523	14,540
Franklin Resources, Inc.	327	28,998
Invesco, Ltd.	876	17,301
Janus Capital Group, Inc.	420	5,737
Legg Mason, Inc.	332	9,343
T. Rowe Price Group, Inc.	555	25,924

		101,843

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Linen Supply & Related Items — 0.0%
Cintas Corp.	284	$7,151

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	1,091	48,070

Machinery-Farming — 0.2%
Deere & Co.	903	39,497

Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	316	1,953

Machinery-Pumps — 0.1%
Flowserve Corp.	129	10,419

Medical Information Systems — 0.0%
IMS Health, Inc.	427	5,124

Medical Instruments — 0.9%
Boston Scientific Corp.†	3,106	33,359
Intuitive Surgical, Inc.†	88	20,004
Medtronic, Inc.	2,175	77,039
St. Jude Medical, Inc.†	764	28,810

		159,212

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	261	17,537
Quest Diagnostics, Inc.	371	20,264

		37,801

Medical Products — 2.8%
Baxter International, Inc.	1,236	69,673
Becton, Dickinson & Co.	523	34,074
Hospira, Inc.†	360	13,835
Johnson & Johnson	5,351	325,822
Stryker Corp.	392	15,241
Varian Medical Systems, Inc.†	174	6,137
Zimmer Holdings, Inc.†	484	22,554

		487,336

Medical-Biomedical/Gene — 1.9%
Amgen, Inc.†	1,951	121,567
Biogen Idec, Inc.†	623	29,624
Celgene Corp.†	850	48,416
Genzyme Corp.†	577	29,940
Gilead Sciences, Inc.†	1,829	89,493
Life Technologies Corp.†	372	16,937
Millipore Corp.†	103	7,169

		343,146

Medical-Drugs — 5.1%
Abbott Laboratories	3,093	139,154
Allergan, Inc.	661	35,317
Bristol-Myers Squibb Co.	3,797	82,547
Cephalon, Inc.†	132	7,742
Eli Lilly & Co.	1,978	69,012
Forest Laboratories, Inc.†	688	17,771
King Pharmaceuticals, Inc.†	592	5,370
Merck & Co., Inc.	4,082	122,501
Pfizer, Inc.	13,151	209,495
Schering-Plough Corp.	3,093	81,995
Wyeth	2,654	123,544

		894,448

Medical-Generic Drugs — 0.1%
Mylan, Inc.†	659	8,692
Watson Pharmaceuticals, Inc.†	246	8,544

		17,236

Medical-HMO — 1.0%
Aetna, Inc.	1,013	27,321
CIGNA Corp.	590	16,756
Coventry Health Care, Inc.†	318	7,314
Humana, Inc.†	399	13,107
UnitedHealth Group, Inc.	2,284	64,089
WellPoint, Inc.†	924	48,639

		177,226

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	758	14,948
Cardinal Health, Inc.	618	20,579
McKesson Corp.	471	24,092

		59,619

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	279	22,267

Metal-Aluminum — 0.1%
Alcoa, Inc.	1,744	20,509

Metal-Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	825	49,748

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	535	12,091

Multimedia — 1.5%
News Corp., Class A	4,928	50,906
The McGraw-Hill Cos., Inc.	726	22,760
The Walt Disney Co.	3,657	91,864
Time Warner, Inc.	2,267	60,438
Viacom, Inc., Class B†	1,331	30,826

		256,794

Networking Products — 1.6%
Cisco Systems, Inc.†	11,638	256,153
Juniper Networks, Inc.†	1,186	30,990

		287,143

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	690	18,354
Waste Management, Inc.	1,053	29,600

		47,954

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	349	7,207
Xerox Corp.	2,029	16,617

		23,824

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	236	6,308

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.	106	9,526
ENSCO International, Inc.	311	11,784
Nabors Industries, Ltd.†	662	11,267

		32,577

Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	809	38,994
Apache Corp.	718	60,276

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)

Cabot Oil & Gas Corp.	216	$7,588
Chesapeake Energy Corp.	1,117	23,949
Denbury Resources, Inc.†	495	8,217
Devon Energy Corp.	803	46,646
EOG Resources, Inc.	465	34,424
EQT Corp.	282	10,823
Noble Energy, Inc.	387	23,653
Occidental Petroleum Corp.	1,613	115,071
Pioneer Natural Resources Co.	270	7,709
Questar Corp.	225	7,441
Range Resources Corp.	358	16,615
Southwestern Energy Co.†	645	26,722
XTO Energy, Inc.	1,226	49,322

		477,450

Oil Companies-Integrated — 6.7%
Chevron Corp.	4,050	281,354
ConocoPhillips	2,878	125,797
Exxon Mobil Corp.	9,692	682,220
Hess Corp.	607	33,506
Marathon Oil Corp.	1,276	41,151
Murphy Oil Corp.	428	24,910

		1,188,938

Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	508	15,865
FMC Technologies, Inc.†	248	10,788
National-Oilwell Varco, Inc.†	895	32,166

		58,819

Oil Refining & Marketing — 0.2%
Sunoco, Inc.	284	7,012
Tesoro Corp.	332	4,346
Valero Energy Corp.	897	16,146

		27,504

Oil-Field Services — 1.2%
Baker Hughes, Inc.	509	20,614
BJ Services Co.	664	9,416
Halliburton Co.	1,882	41,573
Schlumberger, Ltd.	2,332	124,762
Smith International, Inc.	476	11,962

		208,327

Paper & Related Products — 0.1%
International Paper Co.	966	18,170
MeadWestvaco Corp.	408	7,952

		26,122

Pharmacy Services — 0.5%
Express Scripts, Inc.†	529	37,051
Medco Health Solutions, Inc.†	949	50,164

		87,215

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	651	1,934

Pipelines — 0.3%
El Paso Corp.	1,586	15,955
Spectra Energy Corp.	1,318	24,199
The Williams Cos., Inc.	1,045	17,441

		57,595

Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	506	7,033

Publishing-Newspapers — 0.0%
Gannett Co., Inc.	565	3,955

Quarrying — 0.0%
Vulcan Materials Co.	153	7,264

Real Estate Investment Trusts — 0.9%
Apartment Investment & Management Co., Class A	379	3,555
AvalonBay Communities, Inc.	171	9,952
Boston Properties, Inc.	257	13,595
Equity Residential	581	13,944
HCP, Inc.	527	13,576
Health Care REIT, Inc.	96	3,846
Host Hotels & Resorts, Inc.	1,179	10,705
Kimco Realty Corp.	487	4,792
ProLogis	880	7,735
Public Storage	182	13,208
Simon Property Group, Inc.	546	30,423
Ventas, Inc.	306	10,802
Vornado Realty Trust	332	16,939

		153,072

Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	668	7,281

Retail-Apparel/Shoe — 0.2%
Abercrombie & Fitch Co., Class A	169	4,832
Limited Brands, Inc.	613	7,932
Nordstrom, Inc.	396	10,470
The Gap, Inc.	1,014	16,549

		39,783

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	77	11,825
O’Reilly Automotive, Inc.†	172	6,993

		18,818

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	609	21,163

Retail-Building Products — 0.9%
Home Depot, Inc.	3,379	87,652
Lowe’s Cos., Inc.	2,820	63,337

		150,989

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	366	8,012

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	674	25,187
RadioShack Corp.	296	4,591

		29,778

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Retail-Discount — 1.9%
Costco Wholesale Corp.	760	$37,620
Family Dollar Stores, Inc.	316	9,929
Target Corp.	1,376	60,021
Wal-Mart Stores, Inc.	4,453	222,116

		329,686

Retail-Drug Store — 0.9%
CVS Caremark Corp.	2,752	92,137
Walgreen Co.	1,972	61,231

		153,368

Retail-Jewelry — 0.0%
Tiffany & Co.	285	8,502

Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.	501	15,105
Sears Holdings Corp.†	123	8,160
TJX Cos., Inc.	889	32,208

		55,473

Retail-Office Supplies — 0.2%
Staples, Inc.	1,585	33,317

Retail-Regional Department Stores — 0.3%
Kohl’s Corp.†	653	31,703
Macy’s, Inc.	950	13,215

		44,918

Retail-Restaurants — 1.1%
Darden Restaurants, Inc.	328	10,624
McDonald’s Corp.	2,163	119,095
Starbucks Corp.†	1,643	29,081
Yum! Brands, Inc.	932	33,049

		191,849

Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	514	8,748

Savings & Loans/Thrifts — 0.2%
Hudson City Bancorp, Inc.	1,172	16,478
People’s United Financial, Inc.	687	11,164

		27,642

Schools — 0.1%
Apollo Group, Inc., Class A†	228	15,741

Semiconductor Components-Integrated Circuits — 0.2%
Analog Devices, Inc.	683	18,694
Linear Technology Corp.	500	13,435

		32,129

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	2,880	39,744
KLA-Tencor Corp.	401	12,784

		52,528

Steel-Producers — 0.2%
AK Steel Holding Corp.	253	4,976
Nucor Corp.	553	24,592
United States Steel Corp.	265	10,534

		40,102

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	238	6,445

Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	2,867	48,739

Telecommunication Equipment — 0.1%
Harris Corp.	304	9,518
Tellabs, Inc.†	934	5,417

		14,935

Telephone-Integrated — 3.1%
AT&T, Inc.	11,743	308,019
CenturyTel, Inc.	460	14,440
Frontier Communications Corp.	512	3,584
Qwest Communications International, Inc.	3,578	13,811
Sprint Nextel Corp.†	5,193	20,772
Verizon Communications, Inc.	5,661	181,548
Windstream Corp.	1,052	9,226

		551,400

Television — 0.1%
CBS Corp., Class B	1,538	12,596

Tobacco — 1.6%
Altria Group, Inc.	4,145	72,662
Lorillard, Inc.	253	18,651
Philip Morris International, Inc.	3,836	178,758
Reynolds American, Inc.	386	16,795

		286,866

Tools-Hand Held — 0.1%
Black & Decker Corp.	151	5,678
The Stanley Works	184	7,387

		13,065

Toys — 0.1%
Hasbro, Inc.	249	6,598
Mattel, Inc.	817	14,363

		20,961

Transport-Rail — 0.9%
Burlington Northern Santa Fe Corp.	590	46,368
CSX Corp.	669	26,840
Norfolk Southern Corp.	805	34,816
Union Pacific Corp.	1,009	58,038

		166,062

Transport-Services — 1.0%
C.H. Robinson Worldwide, Inc.	379	20,667
Expeditors International of Washington, Inc.	471	15,981
FedEx Corp.	668	45,317
United Parcel Service, Inc., Class B	1,873	100,636

		182,601

Web Portals/ISP — 1.4%
Google, Inc., Class A†	476	210,892
Yahoo!, Inc.†	2,617	37,475

		248,367

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Wireless Equipment — 1.2%
American Tower Corp., Class A†	845	$28,806
Motorola, Inc.	4,862	34,812
QUALCOMM, Inc.	3,299	152,447

		216,065

Total Long-Term Investment Securities (cost $21,732,245)		17,169,555

SHORT-TERM INVESTMENT SECURITIES — 1.0%
U.S. Government Treasuries — 1.0%
United States Treasury Bills 0.35% due 11/19/09 (cost $174,812)(5)	$175,000	174,898

		Market
	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/09, to be repurchased 08/03/09 in the amount of $341,000 and collateralized by $350,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.18% due 04/23/12 and having approximate value of $352,625 (cost $341,000)	$341,000	$341,000

TOTAL INVESTMENTS (cost $22,248,057)(6)	100.2%	17,685,453
Liabilities in excess of other assets	(0.2)	(28,674)

NET ASSETS	100.0%	17,656,779

†	Non-income producing security
(1)	Illiquid security. At July 31, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 2.
(3)	Consists of more than one type of security traded together as a unit.
(4)	Security represents an investment in an affiliated company; see Note 8.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 3 for cost of investments on a tax basis.

Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation/
Contracts		Description	Month	Trade Date	July 31, 2009	(Depreciation)

8	Long	S&P 500 E-Mini Futures Index	September 2009	$374,790	$393,760	$18,970

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$874,013	$—	$—	$874,013
Medical — Drugs	894,448	—	—	894,448
Oil Companies — Integrated	1,188,938	—	—	1,188,938
Other Industries*	14,212,156	—	0	14,212,156
Short Term Investment Securities:
U.S. Government Treasuries	174,898	—	—	174,898
Repurchase Agreements	—	341,000	—	341,000
Other Financial Instruments:+ Futures Appreciation	18,970	—	—	18,970

Total	$17,363,423	$341,000	$0	$17,704,423

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

SunAmerica Series Trust Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common
Stock

Balance as of 1/31/2009	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 7/31/2009	$0

See Notes to Financial Statements

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Computers	7.9%
Diversified Banking Institutions	5.2
Oil Companies-Integrated	4.2
Retail-Discount	4.2
Medical-Biomedical/Gene	3.9
Beverages-Non-alcoholic	3.5
Medical Products	3.4
Diversified Manufacturing Operations	3.4
Oil Companies-Exploration & Production	3.4
Electronic Components-Semiconductors	3.1
Networking Products	3.0
Aerospace/Defense-Equipment	2.5
Wireless Equipment	2.3
Applications Software	2.2
Tobacco	2.1
Pharmacy Services	2.0
Medical-Generic Drugs	1.9
Transport-Rail	1.8
Retail-Regional Department Stores	1.8
Cosmetics & Toiletries	1.8
Oil Field Machinery & Equipment	1.7
Multimedia	1.7
Aerospace/Defense	1.7
Retail-Apparel/Shoe	1.6
Retail-Drug Store	1.6
Engineering/R&D Services	1.6
Web Portals/ISP	1.5
Retail-Restaurants	1.5
Investment Management/Advisor Services	1.4
Optical Supplies	1.3
Oil-Field Services	1.3
Banks-Fiduciary	1.2
Schools	1.1
Finance-Other Services	1.1
Insurance-Reinsurance	1.1
Medical-Drugs	0.9
Auto-Heavy Duty Trucks	0.9
Agricultural Chemicals	0.8
Retail-Building Products	0.8
E-Commerce/Products	0.8
Food-Misc.	0.8
Commercial Services-Finance	0.7
Telecom Equipment-Fiber Optics	0.7
Entertainment Software	0.6
Electronic Forms	0.6
Computers-Memory Devices	0.6
Apparel Manufacturers	0.6
Enterprise Software/Service	0.6
Building-Residential/Commercial	0.6
Time Deposits	0.5
Electric Products-Misc.	0.5
Telephone-Integrated	0.5
Semiconductor Equipment	0.5
Semiconductor Components-Integrated Circuits	0.5
Cable/Satellite TV	0.5
Distribution/Wholesale	0.4
Internet Security	0.3
Insurance-Life/Health	0.3
Diversified Financial Services	0.3
Medical-HMO	0.2
Consumer Products-Misc.	0.2
Retail-Auto Parts	0.2
Telecom Services	0.1

100.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.5%
Aerospace/Defense — 1.7%
Lockheed Martin Corp.	53,700	$4,014,612

Aerospace/Defense-Equipment — 2.5%
United Technologies Corp.	107,700	5,866,419

Agricultural Chemicals — 0.8%
Monsanto Co.	23,600	1,982,400

Apparel Manufacturers — 0.6%
Polo Ralph Lauren Corp.	22,600	1,424,930

Applications Software — 2.2%
Microsoft Corp.	114,700	2,697,744
Red Hat, Inc.†	35,800	817,314
Salesforce.com, Inc.†	36,100	1,564,574

		5,079,632

Auto-Heavy Duty Trucks — 0.9%
PACCAR, Inc.	58,100	2,013,165

Banks-Fiduciary — 1.2%
Northern Trust Corp.	46,900	2,805,089

Beverages-Non-alcoholic — 3.5%
PepsiCo, Inc.	46,200	2,621,850
The Coca-Cola Co.	112,800	5,621,952

		8,243,802

Building-Residential/Commercial — 0.6%
Lennar Corp., Class A	50,100	593,184
Pulte Homes, Inc.	66,300	753,831

		1,347,015

Cable/Satellite TV — 0.5%
Comcast Corp., Class A	72,100	1,071,406

Commercial Services-Finance — 0.7%
Visa, Inc., Class A	25,100	1,643,046

Computers — 7.9%
Apple, Inc.†	40,100	6,551,939
Dell, Inc.†	82,000	1,097,160
Hewlett-Packard Co.	141,900	6,144,270
International Business Machines Corp.	39,600	4,670,028

		18,463,397

Computers-Memory Devices — 0.6%
EMC Corp.†	80,700	1,215,342
NetApp, Inc.†	10,800	242,568

		1,457,910

Consumer Products-Misc. — 0.2%
Clorox Co.	8,300	506,383

Cosmetics & Toiletries — 1.8%
The Procter & Gamble Co.	74,800	4,152,148

Distribution/Wholesale — 0.4%
WW Grainger, Inc.	9,200	827,172

Diversified Banking Institutions — 5.2%
JPMorgan Chase & Co.	182,900	7,069,085
Morgan Stanley	38,200	1,088,700
The Goldman Sachs Group, Inc.	25,200	4,115,160

		12,272,945

Diversified Financial Services — 0.3%
IntercontinentalExchange, Inc.†	6,400	601,984

Diversified Manufacturing Operations — 3.4%
Danaher Corp.	54,000	3,306,960
General Electric Co.	162,100	2,172,140
Illinois Tool Works, Inc.	52,000	2,108,600
Parker Hannifin Corp.	9,900	438,372

		8,026,072

E-Commerce/Products — 0.8%
Amazon.com, Inc.†	22,000	1,886,720

Electric Products-Misc. — 0.5%
AMETEK, Inc.	37,800	1,223,208

Electronic Components-Semiconductors — 3.1%
Altera Corp.	23,400	437,346
Broadcom Corp., Class A†	41,600	1,174,368
Intel Corp.	246,700	4,748,975
NVIDIA Corp.†	67,300	870,189

		7,230,878

Electronic Forms — 0.6%
Adobe Systems, Inc.†	45,500	1,475,110

Engineering/R&D Services — 1.6%
Fluor Corp.	68,900	3,637,920

Enterprise Software/Service — 0.6%
Oracle Corp.	61,900	1,369,847

Entertainment Software — 0.6%
Activision Blizzard, Inc.†	131,800	1,509,110

Finance-Other Services — 1.1%
CME Group, Inc.	9,420	2,626,579

Food-Misc. — 0.8%
ConAgra Foods, Inc.	24,300	477,009
General Mills, Inc.	22,700	1,337,257

		1,814,266

Insurance-Life/Health — 0.3%
Principal Financial Group, Inc.	26,400	625,680

Insurance-Reinsurance — 1.1%
Axis Capital Holdings, Ltd.	91,500	2,604,090

Internet Security — 0.3%
Symantec Corp.†	43,200	644,976

Investment Management/Advisor Services — 1.4%
Franklin Resources, Inc.	36,900	3,272,292

Medical Products — 3.4%
Baxter International, Inc.	98,900	5,574,993
Covidien PLC	65,700	2,484,117

		8,059,110

Medical-Biomedical/Gene — 3.9%
Amgen, Inc.†	26,600	1,657,446
Celgene Corp.†	26,400	1,503,744
Gilead Sciences, Inc.†	119,900	5,866,707

		9,027,897

Medical-Drugs — 0.9%
Bristol-Myers Squibb Co.	59,900	1,302,226
Schering-Plough Corp.	31,700	840,367

		2,142,593

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Generic Drugs — 1.9%
Teva Pharmaceutical Industries, Ltd. ADR	84,200	$4,491,228

Medical-HMO — 0.2%
WellPoint, Inc.†	10,800	568,512

Multimedia — 1.7%
The Walt Disney Co.	161,100	4,046,832

Networking Products — 3.0%
Cisco Systems, Inc.†	286,800	6,312,468
Juniper Networks, Inc.†	26,900	702,897

		7,015,365

Oil Companies-Exploration & Production — 3.4%
Apache Corp.	21,500	1,804,925
EOG Resources, Inc.	21,700	1,606,451
Occidental Petroleum Corp.	41,300	2,946,342
XTO Energy, Inc.	38,300	1,540,809

		7,898,527

Oil Companies-Integrated — 4.2%
Exxon Mobil Corp.	98,400	6,926,376
Petroleo Brasileiro SA ADR	70,400	2,903,296

		9,829,672

Oil Field Machinery & Equipment — 1.7%
Cameron International Corp.†	73,700	2,301,651
National-Oilwell Varco, Inc.†	49,400	1,775,436

		4,077,087

Oil-Field Services — 1.3%
Schlumberger, Ltd.	56,100	3,001,350

Optical Supplies — 1.3%
Alcon, Inc.	24,500	3,126,200

Pharmacy Services — 2.0%
Medco Health Solutions, Inc.†	90,900	4,804,974

Retail-Apparel/Shoe — 1.6%
Ross Stores, Inc.	85,600	3,774,104

Retail-Auto Parts — 0.2%
O’Reilly Automotive, Inc.†	8,900	361,874

Retail-Building Products — 0.8%
Lowe’s Cos., Inc.	85,500	1,920,330

Retail-Discount — 4.2%
Costco Wholesale Corp.	12,000	594,000
Dollar Tree, Inc.†	14,800	682,576
Target Corp.	18,800	820,056
Wal-Mart Stores, Inc.	153,000	7,631,640

		9,728,272

Retail-Drug Store — 1.6%
CVS Caremark Corp.	112,200	3,756,456

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Retail-Regional Department Stores — 1.8%
Kohl’s Corp.†	88,400	$4,291,820

Retail-Restaurants — 1.5%
McDonald’s Corp.	62,100	3,419,226

Schools — 1.1%
Apollo Group, Inc., Class A†	27,700	1,912,408
Strayer Education, Inc.	3,500	743,330

		2,655,738

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	9,000	246,330
Marvell Technology Group, Ltd.†	63,100	841,754

		1,088,084

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	82,000	1,131,600

Telecom Equipment-Fiber Optics — 0.7%
Corning, Inc.	93,900	1,596,300

Telecom Services — 0.1%
Clearwire Corp., Class A†	35,500	287,550

Telephone-Integrated — 0.5%
CenturyTel, Inc.	7,200	226,008
Qwest Communications International, Inc.	241,000	930,260

		1,156,268

Tobacco — 2.1%
Philip Morris International, Inc.	103,200	4,809,120

Transport-Rail — 1.8%
Union Pacific Corp.	74,800	4,302,496

Web Portals/ISP — 1.5%
Google, Inc., Class A†	8,000	3,544,400

Wireless Equipment — 2.3%
QUALCOMM, Inc.	115,500	5,337,255

Total Long-Term Investment Securities (cost $222,780,268)		232,970,443

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/03/09 (cost $1,233,000)	$1,233,000	1,233,000

TOTAL INVESTMENTS (cost $224,013,268)(1)	100.0%	234,203,443
Liabilities in excess of other assets	0.0	(78,109)

NET ASSETS	100.0%	$234,125,334

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR  — American Depository Receipt

SunAmerica Series Trust Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$18,463,397	$—	$—	$18,463,397
Diversified Banking Institutions	12,272,945	—	—	12,272,945
Other Industries*	202,234,101	—	—	202,234,101
Short-Term Investment Securities:
Time Deposits	—	1,233,000	—	1,233,000

Total	$232,970,443	$1,233,000	$—	$234,203,443

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	6.1%
Medical-Drugs	5.4
Medical-Biomedical/Gene	3.7
Applications Software	3.4
Diversified Banking Institutions	3.1
Tobacco	3.0
Multimedia	2.7
Food-Misc.	2.6
Computers	2.4
Networking Products	2.2
Cellular Telecom	2.1
Electric-Generation	2.1
Pipelines	2.0
Insurance-Property/Casualty	2.0
Non-Hazardous Waste Disposal	2.0
Retail-Discount	1.9
Electronic Components-Semiconductors	1.8
Aerospace/Defense-Equipment	1.8
Retail-Restaurants	1.7
Wireless Equipment	1.7
Web Portals/ISP	1.7
Commercial Services-Finance	1.6
Banks-Fiduciary	1.5
Real Estate Investment Trusts	1.5
Cosmetics & Toiletries	1.5
Electric-Integrated	1.5
Pharmacy Services	1.5
Electronic Forms	1.5
Retail-Auto Parts	1.5
Transport-Services	1.3
Retail-Consumer Electronics	1.3
Diversified Manufacturing Operations	1.3
Industrial Gases	1.2
Finance-Credit Card	1.1
Agricultural Chemicals	1.1
Insurance-Life/Health	1.1
Engineering/R&D Services	1.0
Decision Support Software	1.0
Oil-Field Services	1.0
Oil Companies-Exploration & Production	1.0
Transport-Rail	1.0
Optical Supplies	1.0
Medical-HMO	1.0
Containers-Paper/Plastic	0.9
Retail-Building Products	0.8
Industrial Audio & Video Products	0.8
Aerospace/Defense	0.8
Broadcast Services/Program	0.8
Hazardous Waste Disposal	0.7
Cable/Satellite TV	0.7
Quarrying	0.7
Banks-Commercial	0.6
Chemicals-Specialty	0.6
E-Commerce/Services	0.6
Casino Services	0.6
Enterprise Software/Service	0.5
Finance-Investment Banker/Broker	0.5
Finance-Other Services	0.5
Insurance-Multi-line	0.5
Index Fund	0.5
Telecommunication Equipment	0.5
Human Resources	0.5
Publishing-Newspapers	0.5
Schools	0.5
Vitamins & Nutrition Products	0.5
Computer Services	0.5
Building-Residential/Commercial	0.5
Telecom Services	0.5
Repurchase Agreements	0.5
Retail-Computer Equipment	0.4
Medical Instruments	0.4
Machinery-Pumps	0.4
Educational Software	0.4
Metal Processors & Fabrication	0.2
Investment Management/Advisor Services	0.1

100.4%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.4%
Aerospace/Defense — 0.8%
Boeing Co.	17,550	$753,070

Aerospace/Defense-Equipment — 1.8%
United Technologies Corp.	32,630	1,777,356

Agricultural Chemicals — 1.1%
CF Industries Holdings, Inc.	1,740	137,356
Monsanto Co.	11,400	957,600

		1,094,956

Applications Software — 3.4%
Check Point Software Technologies, Ltd.†	29,600	790,024
Microsoft Corp.	110,360	2,595,667

		3,385,691

Banks-Commercial — 0.6%
Regions Financial Corp.	142,560	630,115

Banks-Fiduciary — 1.5%
State Street Corp.	30,600	1,539,180

Broadcast Services/Program — 0.8%
Grupo Televisa SA ADR	41,400	748,926

Building Products-Doors & Windows — 0.0%
Quanex Building Products Corp.	1,910	22,710

Building-Residential/Commercial — 0.5%
NVR, Inc.†	800	480,920

Cable/Satellite TV — 0.7%
Time Warner Cable, Inc.	21,157	699,450

Casino Services — 0.6%
Bally Technologies, Inc.†	15,940	577,187

Cellular Telecom — 2.1%
America Movil SAB de CV, Series L ADR	48,000	2,064,480

Chemicals-Specialty — 0.6%
Cytec Industries, Inc.	25,050	628,755

Commercial Services-Finance — 1.6%
Mastercard, Inc., Class A	5,000	970,150
The Western Union Co.	34,830	608,828

		1,578,978

Computer Services — 0.5%
CACI International, Inc., Class A†	10,700	494,340

Computers — 2.4%
Apple, Inc.†	14,980	2,447,582

Computers-Memory Devices — 0.0%
Seagate Technology†(1)(2)	50,100	0

Containers-Paper/Plastic — 0.9%
Sealed Air Corp.	46,170	849,066

Cosmetics & Toiletries — 1.5%
Chattem, Inc.†	8,600	538,962
Colgate-Palmolive Co.	13,370	968,523

		1,507,485

Data Processing/Management — 0.0%
Schawk, Inc.	240	1,738

Decision Support Software — 1.0%
MSCI, Inc., Class A†	36,930	1,032,193

Diversified Banking Institutions — 3.1%
Bank of America Corp.	94,980	1,404,754
JPMorgan Chase & Co.	44,240	1,709,876

		3,114,630

Diversified Manufacturing Operations — 1.3%
Tyco International, Ltd.	42,100	1,272,262

E-Commerce/Services — 0.6%
eBay, Inc.†	28,660	609,025

Educational Software — 0.4%
Blackboard, Inc.†	11,800	400,846

Electric-Generation — 2.1%
The AES Corp.†	160,900	2,057,911

Electric-Integrated — 1.5%
Cleco Corp.	3,390	80,309
Pike Electric Corp.†	270	2,843
Public Service Enterprise Group, Inc.	28,800	934,560
Wisconsin Energy Corp.	11,100	476,967

		1,494,679

Electronic Components-Semiconductors — 1.8%
Texas Instruments, Inc.	43,100	1,036,555
Xilinx, Inc.	34,990	758,933

		1,795,488

Electronic Forms — 1.5%
Adobe Systems, Inc.†	45,890	1,487,754

Engineering/R&D Services — 1.0%
Aecom Technology Corp.†	16,500	534,600
KBR, Inc.	24,000	508,560

		1,043,160

Enterprise Software/Service — 0.5%
Sybase, Inc.†	15,120	541,296

Finance-Credit Card — 1.1%
Discover Financial Services	95,370	1,132,996

Finance-Investment Banker/Broker — 0.5%
Knight Capital Group, Inc., Class A†	28,260	524,788

Finance-Other Services — 0.5%
The NASDAQ OMX Group, Inc.†	23,800	502,894

Food-Misc. — 2.6%
General Mills, Inc.	26,900	1,584,679
Ralcorp Holdings, Inc.†	15,400	978,054

		2,562,733

Hazardous Waste Disposal — 0.7%
Stericycle, Inc.†	13,700	701,440

Human Resources — 0.5%
Hewitt Associates, Inc., Class A†	16,600	496,838
Kelly Services, Inc., Class A	210	2,470

		499,308

Industrial Audio & Video Products — 0.8%
Dolby Laboratories, Inc., Class A†	19,460	810,120

Industrial Gases — 1.2%
Praxair, Inc.	15,900	1,243,062

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Life/Health — 1.1%
Lincoln National Corp.	29,660	$628,496
Prudential Financial, Inc.	10,320	456,866

		1,085,362

Insurance-Multi-line — 0.5%
Hanover Insurance Group, Inc.	12,770	501,989

Insurance-Property/Casualty — 2.0%
Chubb Corp.	23,020	1,063,064
The Travelers Cos., Inc.	20,830	897,148

		1,960,212

Investment Management/Advisor Services — 0.1%
Janus Capital Group, Inc.	6,420	87,697
Teton Advisors, Inc.†(1)(2)	9	21

		87,718

Machinery-Pumps — 0.4%
Graco, Inc.	17,520	433,445

Medical Instruments — 0.4%
NuVasive, Inc.†	10,550	436,665

Medical-Biomedical/Gene — 3.7%
Amgen, Inc.†	23,900	1,489,209
Celgene Corp.†	29,500	1,680,320
Illumina, Inc.†	14,000	505,960

		3,675,489

Medical-Drugs — 5.4%
Abbott Laboratories	40,250	1,810,847
Cephalon, Inc.†	12,400	727,260
Merck & Co., Inc.	78,280	2,349,183
Savient Pharmaceuticals, Inc.†	33,280	518,835

		5,406,125

Medical-HMO — 1.0%
WellPoint, Inc.†	18,470	972,261

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	3,000	239,430

Multimedia — 2.7%
FactSet Research Systems, Inc.	13,500	765,450
The McGraw-Hill Cos., Inc.	60,220	1,887,897

		2,653,347

Networking Products — 2.2%
Cisco Systems, Inc.†	100,200	2,205,402

Non-Hazardous Waste Disposal — 2.0%
Republic Services, Inc.	73,300	1,949,780

Oil Companies-Exploration & Production — 1.0%
Occidental Petroleum Corp.	14,290	1,019,449

Oil Companies-Integrated — 6.1%
Chevron Corp.	23,770	1,651,302
Exxon Mobil Corp.	51,520	3,626,493
Murphy Oil Corp.	14,370	836,334

		6,114,129

Oil-Field Services — 1.0%
Halliburton Co.	46,410	1,025,197

Optical Supplies — 1.0%
Alcon, Inc.	7,800	995,280

Pharmacy Services — 1.5%
Medco Health Solutions, Inc.†	28,200	1,490,652

Pipelines — 2.0%
Enterprise Productions Partners LP	34,200	961,020
MarkWest Energy Partners, LP	15,400	346,192
Plains All American Pipeline, LP	15,300	739,908

		2,047,120

Publishing-Newspapers — 0.5%
The Washington Post Co., Class B	1,100	496,650

Quarrying — 0.7%
Compass Minerals International, Inc.	12,900	686,151

Real Estate Investment Trusts — 1.5%
Digital Realty Trust, Inc.	14,100	571,755
Hatteras Financial Corp.	16,900	478,777
Mid-America Apartment Communities, Inc.	12,200	483,974

		1,534,506

Retail-Auto Parts — 1.5%
Advance Auto Parts, Inc.	31,400	1,451,622

Retail-Building Products — 0.8%
Lowe’s Cos., Inc.	36,520	820,239

Retail-Computer Equipment — 0.4%
GameStop Corp., Class A†	20,400	446,556

Retail-Consumer Electronics — 1.3%
Best Buy Co., Inc.	34,520	1,290,012

Retail-Discount — 1.9%
Wal-Mart Stores, Inc.	38,410	1,915,891

Retail-Restaurants — 1.7%
McDonald’s Corp.	31,760	1,748,706

Schools — 0.5%
Capella Education Co.†	7,700	495,572

Telecom Services — 0.5%
NeuStar, Inc., Class A†	20,300	460,404

Telecommunication Equipment — 0.5%
Comtech Telecommunications Corp.†	15,700	500,359

Tobacco — 3.0%
Philip Morris International, Inc.	64,280	2,995,448

Transport-Rail — 1.0%
Union Pacific Corp.	17,430	1,002,574

Transport-Services — 1.3%
United Parcel Service, Inc., Class B	24,570	1,320,146

Vitamins & Nutrition Products — 0.5%
Mead Johnson Nutrition Co., Class A†	13,600	495,176

Web Portals/ISP — 1.7%
Google, Inc., Class A†	3,790	1,679,159

Wire & Cable Products — 0.0%
Insteel Industries, Inc.	660	6,725

Wireless Equipment — 1.7%
QUALCOMM, Inc.	36,440	1,683,892

Total Common Stock (cost $94,984,580)		99,437,410

SunAmerica Series Trust Equity Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

EXCHANGE-TRADED FUNDS — 0.5%
Index Fund — 0.5%
iShares Russell 3000 Index Fund (cost $476,181)	8,700	$501,642

Total Long-Term Investment Securities (cost $95,460,761)		99,939,052

REPURCHASE AGREEMENT — 0.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/09, to be repurchased 08/03/09 in the amount of $454,000 and collateralized by $445,000 of Federal Home Loan Bank, bearing interest at 3.63% due 10/18/13 and having approximate value of $466,694 (cost $454,000)	$454,000	454,000

TOTAL INVESTMENTS (cost $95,914,761)(3)	100.4%	100,393,052
Liabilities in excess of other assets	(0.4)	(379,976)

NET ASSETS	100.0%	$100,013,076

†	Non-income producing security
(1)	Illiquid security. At July 31, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 2.
(3)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Medical — Drugs	$5,406,125	$—	$—	$5,406,125
Oil Companies — Integrated	6,114,129	—	—	6,114,129
Other Industries*	87,917,135	—	21	87,917,156
Exchange-Traded Funds	501,642	—	—	501,642
Repurchase Agreements	—	454,000	—	454,000

Total	$99,939,031	$454,000	$21	$100,393,052

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common
Stock

Balance as of 1/31/2009	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	2
Net purchases (sales)	19
Transfers in and/or out of Level 3	—

Balance as of 7/31/2009	$21

See Notes to Financial Statements

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	11.6%
Insurance-Reinsurance	5.6
Diversified Banking Institutions	3.9
Banks-Super Regional	3.8
Medical-Drugs	3.6
Retail-Discount	3.4
Finance-Credit Card	3.2
Banks-Fiduciary	2.7
Multimedia	2.5
Medical Products	2.3
Insurance-Property/Casualty	2.3
Electronic Components-Semiconductors	2.3
Insurance-Multi-line	2.3
Applications Software	2.1
Commercial Paper	2.0
Commercial Services-Finance	1.9
Commercial Services	1.9
Retail-Drug Store	1.9
Cosmetics & Toiletries	1.9
Web Portals/ISP	1.8
Computers	1.7
Containers-Paper/Plastic	1.7
Beverages-Wine/Spirits	1.7
Oil Companies-Integrated	1.5
Medical-HMO	1.5
Retail-Bedding	1.4
Pharmacy Services	1.4
Banks-Commercial	1.3
Cable TV	1.2
Data Processing/Management	1.2
Building Products-Cement	1.2
Real Estate Operations & Development	1.1
Diversified Operations	1.1
Brewery	1.1
Electronic Measurement Instruments	1.0
Transport-Services	1.0
Tobacco	1.0
Broadcast Services/Program	0.9
Forestry	0.9
Oil & Gas Drilling	0.8
Agricultural Chemicals	0.8
Coal	0.8
Beverages-Non-alcoholic	0.8
Motorcycle/Motor Scooter	0.7
Quarrying	0.7
Retail-Automobile	0.7
Diversified Manufacturing Operations	0.7
Electronic Components-Misc.	0.6
Engineering/R&D Services	0.6
Medical-Wholesale Drug Distribution	0.6
Entertainment Software	0.5
Investment Management/Advisor Services	0.5
E-Commerce/Products	0.5
Metal-Diversified	0.5
Diversified Minerals	0.4
Networking Products	0.4
Transport-Marine	0.4
Electric-Generation	0.4
Insurance-Life/Health	0.4
Food-Confectionery	0.3
Rental Auto/Equipment	0.3
Medical Labs & Testing Services	0.2
Home Decoration Products	0.2
Auto-Heavy Duty Trucks	0.2
Retail-Office Supplies	0.2
E-Commerce/Services	0.1

100.2%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.2%
Agricultural Chemicals — 0.8%
Monsanto Co.	88,830	$7,461,720
Potash Corp. of Saskatchewan, Inc.	32,092	2,984,877

		10,446,597

Applications Software — 2.1%
Microsoft Corp.	1,162,500	27,342,000

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	61,000	2,113,650

Banks-Commercial — 1.3%
Julius Baer Holding AG	370,800	17,661,274

Banks-Fiduciary — 2.7%
State Street Corp.	41,700	2,097,510
The Bank of New York Mellon Corp.	1,222,840	33,432,446

		35,529,956

Banks-Super Regional — 3.8%
Wells Fargo & Co.	2,067,849	50,579,587

Beverages-Non-alcoholic — 0.8%
The Coca-Cola Co.	199,900	9,963,016

Beverages-Wine/Spirits — 1.7%
Diageo PLC ADR	348,800	21,758,144

Brewery — 1.1%
Heineken Holding NV	404,212	13,913,373

Broadcast Services/Program — 0.9%
Grupo Televisa SA ADR	674,500	12,201,705

Building Products-Cement — 1.2%
Martin Marietta Materials, Inc.	177,450	15,273,121

Cable TV — 1.2%
Comcast Corp., Special Class A	1,152,100	16,117,879

Coal — 0.8%
China Coal Energy Co.	7,350,600	10,300,258

Commercial Services — 1.9%
Iron Mountain, Inc.†	845,352	24,692,732

Commercial Services-Finance — 1.9%
H&R Block, Inc.	769,590	12,844,457
Moody’s Corp.	394,550	9,366,617
Visa, Inc., Class A	50,480	3,304,421

		25,515,495

Computers — 1.7%
Hewlett-Packard Co.	518,050	22,431,565

Containers-Paper/Plastic — 1.7%
Sealed Air Corp.	1,199,478	22,058,400

Cosmetics & Toiletries — 1.9%
Natura Cosmeticos SA	89,200	1,274,115
The Procter & Gamble Co.	416,100	23,097,711

		24,371,826

Data Processing/Management — 1.2%
Dun & Bradstreet Corp.	219,600	15,809,004

Diversified Banking Institutions — 3.9%
Bank of America Corp.	125,922	1,862,386
JPMorgan Chase & Co.	1,021,376	39,476,183
Morgan Stanley	61,050	1,739,925
The Goldman Sachs Group, Inc.	49,800	8,132,340

		51,210,834

Diversified Manufacturing Operations — 0.7%
Tyco International, Ltd.	292,526	8,840,136

Diversified Minerals — 0.4%
BHP Billiton PLC	223,200	5,827,559

Diversified Operations — 1.1%
China Merchants Holdings International Co., Ltd.	4,309,136	14,233,957

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	70,840	6,075,238

E-Commerce/Services — 0.1%
Liberty Media Corp., Series A†	276,900	1,844,154

Electric-Generation — 0.4%
The AES Corp.†	392,500	5,020,075

Electronic Components-Misc. — 0.6%
Garmin, Ltd.	81,886	2,264,967
Tyco Electronics, Ltd.	292,525	6,280,512

		8,545,479

Electronic Components-Semiconductors — 2.3%
Texas Instruments, Inc.	1,259,620	30,293,861

Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc.†	579,620	13,458,776

Engineering/R&D Services — 0.6%
ABB, Ltd. ADR†	460,060	8,409,897

Entertainment Software — 0.5%
Activision Blizzard, Inc.†	636,600	7,289,070

Finance-Credit Card — 3.2%
American Express Co.	1,463,680	41,466,054

Food-Confectionery — 0.3%
The Hershey Co.	103,500	4,134,825

Forestry — 0.9%
Sino-Forest Corp.†	883,990	12,062,802

Home Decoration Products — 0.2%
Hunter Douglas NV	67,150	2,315,197

Insurance-Life/Health — 0.4%
Principal Financial Group, Inc.	114,300	2,708,910
Sun Life Financial, Inc.	67,050	2,286,405

		4,995,315

Insurance-Multi-line — 2.3%
Loews Corp.	987,250	29,637,245

Insurance-Property/Casualty — 2.3%
Markel Corp.†	3,800	1,199,166
Nipponkoa Insurance Co., Ltd.	326,200	1,947,720
The Progressive Corp.†	1,748,200	27,236,956

		30,383,842

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Reinsurance — 5.6%
Berkshire Hathaway, Inc., Class A†	550	$53,350,000
Berkshire Hathaway, Inc., Class B†	1,307	4,156,914
Everest Re Group, Ltd.	27,775	2,228,111
Transatlantic Holdings, Inc.	287,689	13,610,567

		73,345,592

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	248,830	6,917,474

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	48,800	3,278,872

Medical Products — 2.3%
Becton, Dickinson & Co.	154,380	10,057,857
Johnson & Johnson	340,100	20,708,689

		30,766,546

Medical-Drugs — 3.6%
Merck & Co., Inc.	425,700	12,775,257
Pfizer, Inc.	688,500	10,967,805
Schering-Plough Corp.	890,500	23,607,155

		47,350,217

Medical-HMO — 1.5%
UnitedHealth Group, Inc.	690,800	19,383,848

Medical-Wholesale Drug Distribution — 0.6%
Cardinal Health, Inc.	223,550	7,444,215

Metal-Diversified — 0.5%
Rio Tinto PLC	143,960	5,985,498

Motorcycle/Motor Scooter — 0.7%
Harley-Davidson, Inc.	436,900	9,873,940

Multimedia — 2.5%
Lagardere SCA	69,621	2,600,342
Liberty Media Corp. — Entertainment, Series A†	217,760	6,090,747
News Corp., Class A	1,396,300	14,423,779
The Walt Disney Co.	372,230	9,350,418

		32,465,286

Networking Products — 0.4%
Cisco Systems, Inc.†	251,200	5,528,912

Oil & Gas Drilling — 0.8%
Transocean, Ltd.†	135,048	10,761,975

Oil Companies-Exploration & Production — 11.6%
Canadian Natural Resources, Ltd.	508,800	30,726,432
Devon Energy Corp.	637,222	37,016,226
EOG Resources, Inc.	509,850	37,744,195
Occidental Petroleum Corp.	595,300	42,468,702
OGX Petroleo e Gas Participacoes SA	7,100	4,623,610

		152,579,165

Oil Companies-Integrated — 1.5%
ConocoPhillips	444,258	19,418,517

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Pharmacy Services — 1.4%
Express Scripts, Inc.†	271,900	$19,043,876

Quarrying — 0.7%
Vulcan Materials Co.	194,300	9,225,364

Real Estate Operations & Development — 1.1%
Brookfield Asset Management, Inc., Class A	197,376	4,152,791
Hang Lung Group, Ltd.	1,949,000	10,172,457

		14,325,248

Rental Auto/Equipment — 0.3%
Cosco Pacific, Ltd.	2,504,520	3,477,221

Retail-Automobile — 0.7%
CarMax, Inc.†	560,960	9,048,285

Retail-Bedding — 1.4%
Bed Bath & Beyond, Inc.†	549,020	19,078,445

Retail-Discount — 3.4%
Costco Wholesale Corp.	905,092	44,802,054

Retail-Drug Store — 1.9%
CVS Caremark Corp.	735,426	24,622,062

Retail-Office Supplies — 0.2%
Staples, Inc.	97,900	2,057,858

Tobacco — 1.0%
Philip Morris International, Inc.	271,505	12,652,133

Transport-Marine — 0.4%
China Shipping Development Co., Ltd.	3,374,000	5,137,154

Transport-Services — 1.0%
Kuehne & Nagel International AG	78,300	6,521,031
United Parcel Service, Inc., Class B	123,500	6,635,655

		13,156,686

Web Portals/ISP — 1.8%
Google, Inc., Class A†	54,188	24,007,993

Total Long-Term Investment Securities (cost $1,146,438,700)		1,289,858,334

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Commercial Paper — 2.0%
UBS Finance Delaware LLC 0.19% due 08/03/09 (cost $26,376,722)	$26,377,000	26,376,722

TOTAL INVESTMENTS (cost $1,172,815,422)(1)	100.2%	1,316,235,056
Liabilities in excess of other assets	(0.2)	(2,564,892)

NET ASSETS	100.0%	$1,313,670,164

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR  — American Depository Receipt

SunAmerica Series Trust Davis Venture Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock: Insurance — Reinsurance	$73,345,592	$—	$—	$73,345,592
Oil Companies — Exploration & Production	152,579,165	—	—	152,579,165
Other Industries*	1,063,933,577	—	—	1,063,933,577
Short-Term Investment Securities:
Commercial Paper	—	26,376,722	—	26,376,722

Total	$1,289,858,334	$26,376,722	$—	$1,316,235,056

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Diversified Manufacturing Operations	10.2%
Cosmetics & Toiletries	7.0
Consumer Products-Misc.	6.6
Medical-Drugs	6.4
Commercial Services-Finance	6.3
Telephone-Integrated	6.2
Beverages-Non-alcoholic	6.1
Machinery-Construction & Mining	4.0
Chemicals-Diversified	3.6
Apparel Manufacturers	3.5
Semiconductor Components-Integrated Circuits	3.4
Electric Products-Misc.	3.3
Food-Misc.	3.3
Retail-Building Products	3.3
Medical Products	3.2
Tobacco	3.2
Distribution/Wholesale	3.2
Food-Wholesale/Distribution	3.1
Oil Companies-Integrated	3.1
Aerospace/Defense-Equipment	3.1
Aerospace/Defense	3.0
Retail-Restaurants	2.9
Repurchase Agreements	1.9

99.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.0%
Aerospace/Defense — 3.0%
Boeing Co.	31,000	$1,330,210

Aerospace/Defense-Equipment — 3.1%
United Technologies Corp.	25,300	1,378,091

Apparel Manufacturers — 3.5%
VF Corp.	23,700	1,533,153

Beverages-Non-alcoholic — 6.1%
PepsiCo, Inc.	23,800	1,350,650
The Coca-Cola Co.	27,300	1,360,632

		2,711,282

Chemicals-Diversified — 3.6%
E.I. du Pont de Nemours & Co.	51,069	1,579,564

Commercial Services-Finance — 6.3%
Automatic Data Processing, Inc.	37,200	1,385,700
Paychex, Inc.	52,200	1,383,300

		2,769,000

Consumer Products-Misc. — 6.6%
Clorox Co.	23,600	1,439,836
Kimberly-Clark Corp.	25,021	1,462,477

		2,902,313

Cosmetics & Toiletries — 7.0%
Avon Products, Inc.	51,100	1,654,618
The Procter & Gamble Co.	25,800	1,432,158

		3,086,776

Distribution/Wholesale — 3.2%
Genuine Parts Co.	39,264	1,390,731

Diversified Manufacturing Operations — 10.2%
3M Co.	21,900	1,544,388
General Electric Co.	113,096	1,515,486
Illinois Tool Works, Inc.	35,200	1,427,360

		4,487,234

Electric Products-Misc. — 3.3%
Emerson Electric Co.	40,500	1,473,390

Food-Misc. — 3.3%
Kraft Foods, Inc., Class A	51,600	1,462,344

Food-Wholesale/Distribution — 3.1%
Sysco Corp.	58,360	1,386,634

Machinery-Construction & Mining — 4.0%
Caterpillar, Inc.	39,700	1,749,182

Medical Products — 3.2%
Johnson & Johnson	23,200	1,412,648

Medical-Drugs — 6.4%
Merck & Co., Inc.	47,200	1,416,472
Pfizer, Inc.	88,015	1,402,079

		2,818,551

Oil Companies-Integrated — 3.1%
Chevron Corp.	19,900	1,382,453

Retail-Building Products — 3.3%
Home Depot, Inc.	55,700	1,444,858

Retail-Restaurants — 2.9%
Darden Restaurants, Inc.	40,000	1,295,600

Semiconductor Components-Integrated Circuits — 3.4%
Linear Technology Corp.	56,600	1,520,842

Telephone-Integrated — 6.2%
AT&T, Inc.	52,945	1,388,747
Verizon Communications, Inc.	42,695	1,369,229

		2,757,976

Tobacco — 3.2%
Altria Group, Inc.	79,979	1,402,032

Total Long-Term Investment Securities (cost $48,048,778)		43,274,864

REPURCHASE AGREEMENT — 1.9%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $834,000)	$834,000	834,000

TOTAL INVESTMENTS (cost $48,882,778)(2)	99.9%	44,108,864
Other assets less liabilities	0.1	28,637

NET ASSETS	100.0%	$44,137,501

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust “Dogs” of Wall Street Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Beverages — Non-alcoholic	$2,711,282	$—	$—	$2,711,282
Commercial Services — Finance	2,769,000	—	—	2,769,000
Consumer Products — Misc.	2,902,313	—	—	2,902,313
Cosmetics & Toiletries	3,086,776	—	—	3,086,776
Diversified Manufacturing Operations	4,487,234	—	—	4,487,234
Medical — Drugs	2,818,551	—	—	2,818,551
Telephone — Integrated	2,757,976	—		2,757,976
Other Industries*	21,741,732	—	—	21,741,732
Repurchase Agreements	—	834,000	—	834,000

Total	$43,274,864	$834,000	$—	$44,108,864

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Computers	10.9%
Diversified Banking Institutions	9.4
Medical-Biomedical/Gene	6.8
Retail-Discount	5.9
Web Portals/ISP	5.5
Wireless Equipment	3.7
Oil-Field Services	3.6
Diversified Manufacturing Operations	3.0
Medical-Generic Drugs	3.0
Electronic Components-Semiconductors	2.8
Beverages-Non-alcoholic	2.8
Networking Products	2.6
Oil Companies-Exploration & Production	2.3
Optical Supplies	2.2
Pharmacy Services	2.1
Oil Field Machinery & Equipment	2.0
Retail-Regional Department Stores	2.0
Medical Products	1.8
Finance-Other Services	1.7
Electric Products-Misc.	1.6
Time Deposits	1.5
Investment Management/Advisor Services	1.5
Computers-Memory Devices	1.5
Steel-Producers	1.4
Food-Retail	1.4
Metal-Copper	1.3
Power Converter/Supply Equipment	1.3
Retail-Building Products	1.2
Retail-Restaurants	1.2
Cosmetics & Toiletries	1.1
Banks-Fiduciary	1.1
Auto-Cars/Light Trucks	1.1
Oil Companies-Integrated	1.0
Multimedia	1.0
Transport-Services	1.0
Industrial Gases	1.0
Finance-Investment Banker/Broker	1.0
Agricultural Chemicals	0.9
Commercial Services-Finance	0.9
Food-Misc.	0.8
Cable/Satellite TV	0.8
Transport-Rail	0.5
Commercial Services	0.2
E-Commerce/Products	0.2

100.6%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.7%
Agricultural Chemicals — 0.9%
Monsanto Co.	48,700	$4,090,800

Auto-Cars/Light Trucks — 1.1%
Toyota Motor Co. ADR	56,400	4,747,752

Banks-Fiduciary — 1.1%
The Bank of New York Mellon Corp.	176,100	4,814,574

Beverages-Non-alcoholic — 2.8%
PepsiCo, Inc.	220,100	12,490,675

Cable/Satellite TV — 0.8%
Time Warner Cable, Inc.	103,866	3,433,810

Commercial Services — 0.2%
Quanta Services, Inc.†	44,200	1,030,302

Commercial Services-Finance — 0.9%
Visa, Inc., Class A	58,700	3,842,502

Computers — 10.9%
Apple, Inc.†	163,720	26,750,211
Hewlett-Packard Co.	456,000	19,744,800
Research In Motion, Ltd.†	30,200	2,295,200

		48,790,211

Computers-Memory Devices — 1.5%
EMC Corp.†	438,800	6,608,328

Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.	36,300	2,629,572
The Procter & Gamble Co.	41,300	2,292,563

		4,922,135

Diversified Banking Institutions — 9.4%
JPMorgan Chase & Co.	605,900	23,418,035
The Goldman Sachs Group, Inc.	115,150	18,803,995

		42,222,030

Diversified Manufacturing Operations — 3.0%
Danaher Corp.	99,300	6,081,132
Illinois Tool Works, Inc.	188,070	7,626,238

		13,707,370

E-Commerce/Products — 0.2%
Amazon.com, Inc.†	10,500	900,480

Electric Products-Misc. — 1.6%
Emerson Electric Co.	199,800	7,268,724

Electronic Components-Semiconductors — 2.8%
Altera Corp.	178,100	3,328,689
Intel Corp.	491,950	9,470,037

		12,798,726

Finance-Investment Banker/Broker — 1.0%
The Charles Schwab Corp.	239,900	4,287,013

Finance-Other Services — 1.7%
CME Group, Inc.	27,230	7,592,541

Food-Misc. — 0.8%
General Mills, Inc.	62,500	3,681,875

Food-Retail — 1.4%
The Kroger Co.	294,000	6,285,720

Industrial Gases — 1.0%
Air Products & Chemicals, Inc.	57,800	4,311,880

Investment Management/Advisor Services — 1.5%
Janus Capital Group, Inc.	57,600	786,816
The Blackstone Group LP	540,900	6,090,534

		6,877,350

Medical Products — 1.8%
Baxter International, Inc.	143,100	8,066,547

Medical-Biomedical/Gene — 6.8%
Celgene Corp.†	181,200	10,321,152
Gilead Sciences, Inc.†	417,400	20,423,382

		30,744,534

Medical-Generic Drugs — 3.0%
Teva Pharmaceutical Industries, Ltd. ADR	252,800	13,484,352

Metal-Copper — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	98,450	5,936,535

Multimedia — 1.0%
The Walt Disney Co.	178,000	4,471,360

Networking Products — 2.6%
Cisco Systems, Inc.†	532,700	11,724,727

Oil Companies-Exploration & Production — 2.3%
Apache Corp.	59,200	4,969,840
Occidental Petroleum Corp.	77,100	5,500,314

		10,470,154

Oil Companies-Integrated — 1.0%
Petroleo Brasileiro SA ADR (Frankfurt)	42,820	1,443,034
Petroleo Brasileiro SA ADR (New York)	75,800	3,125,992

		4,569,026

Oil Field Machinery & Equipment — 2.0%
Cameron International Corp.†	149,950	4,682,939
National-Oilwell Varco, Inc.†	125,550	4,512,267

		9,195,206

Oil-Field Services — 3.6%
Schlumberger, Ltd.	303,600	16,242,600

Optical Supplies — 2.2%
Alcon, Inc.	76,000	9,697,600

Pharmacy Services — 2.1%
Medco Health Solutions, Inc.†	175,500	9,276,930

Power Converter/Supply Equipment — 1.3%
Vestas Wind Systems A/S ADR†	245,900	5,790,945

Retail-Building Products — 1.2%
Lowe’s Cos., Inc.	234,900	5,275,854

Retail-Discount — 5.9%
Costco Wholesale Corp.	203,300	10,063,350
Target Corp.	159,500	6,957,390
Wal-Mart Stores, Inc.	189,000	9,427,320

		26,448,060

Retail-Regional Department Stores — 2.0%
Kohl’s Corp.†	188,400	9,146,820

Retail-Restaurants — 1.2%
McDonald’s Corp.	94,400	5,197,664

Steel-Producers — 1.4%
ArcelorMittal	177,200	6,386,288

SunAmerica Series Trust Alliance Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Transport-Rail — 0.5%
Union Pacific Corp.	39,100	$2,249,032

Transport-Services — 1.0%
United Parcel Service, Inc., Class B	82,250	4,419,293

Web Portals/ISP — 5.5%
Google, Inc., Class A†	55,610	24,638,010

Wireless Equipment — 3.7%
QUALCOMM, Inc.	364,100	16,825,061

Total Long-Term Investment Securities (cost $428,045,891)		444,961,396

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Time Deposits — 1.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/03/09 (cost $6,936,000)	$6,936,000	6,936,000

TOTAL INVESTMENTS (cost $434,981,891)(1)	100.6%	451,897,396
Liabilities in excess of other assets	(0.6)	(2,566,073)

NET ASSETS	100.0%	$449,331,323

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$48,790,211	$—	$—	$48,790,211
Diversified Banking Institutions	42,222,030	—	—	42,222,030
Medical — Biomedical/Gene	30,744,534	—	—	30,744,534
Retail — Discount	26,448,060	—	—	26,448,060
Web Portals/ISP	24,638,010	—	—	24,638,010
Other Industries*	272,118,551	—	—	272,118,551
Short-Term Investment Securities:
Time Deposits	—	6,936,000	—	6,936,000

Total	$444,961,396	$6,936,000	$—	$451,897,396

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Computers	6.7%
Oil Companies-Exploration & Production	5.9
Medical-Biomedical/Gene	5.2
Wireless Equipment	4.9
Electronic Components-Semiconductors	4.7
Medical-Drugs	3.8
Commercial Services-Finance	3.6
Agricultural Chemicals	3.5
Web Portals/ISP	3.5
Medical Products	3.3
Food-Misc.	2.7
Repurchase Agreements	2.6
Pharmacy Services	2.5
Diversified Banking Institutions	2.4
Oil-Field Services	2.1
Aerospace/Defense	2.0
Beverages-Non-alcoholic	2.0
Applications Software	1.8
Retail-Discount	1.8
Apparel Manufacturers	1.8
Industrial Gases	1.5
Engineering/R&D Services	1.5
Instruments-Scientific	1.5
Diversified Financial Services	1.4
Electronic Forms	1.4
Multimedia	1.2
Schools	1.2
Decision Support Software	1.1
Computers-Memory Devices	1.0
Toys	1.0
Cosmetics & Toiletries	1.0
E-Commerce/Services	1.0
Cable TV	1.0
Computer Services	1.0
Tobacco	1.0
Cellular Telecom	0.9
Aerospace/Defense-Equipment	0.9
Dental Supplies & Equipment	0.9
Semiconductor Equipment	0.8
Finance-Other Services	0.8
Retail-Office Supplies	0.8
Networking Products	0.8
Oil Field Machinery & Equipment	0.7
Consulting Services	0.7
Finance-Investment Banker/Broker	0.7
Machinery-Construction & Mining	0.6
Banks-Super Regional	0.6
Enterprise Software/Service	0.6
Retail-Restaurants	0.6
Banks-Commercial	0.5
Commercial Services	0.5
Athletic Footwear	0.5
Transport-Rail	0.5
Internet Infrastructure Software	0.5
Disposable Medical Products	0.4
Investment Management/Advisor Services	0.4
Real Estate Management/Services	0.4
Entertainment Software	0.4
Retail-Bedding	0.3
Medical-HMO	0.3
Energy-Alternate Sources	0.1

99.8%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.2%
Aerospace/Defense — 2.0%
General Dynamics Corp.	6,870	$380,529
Lockheed Martin Corp.	12,800	956,928

		1,337,457

Aerospace/Defense-Equipment — 0.9%
Goodrich Corp.	5,300	272,208
United Technologies Corp.	5,930	323,007

		595,215

Agricultural Chemicals — 3.5%
Monsanto Co.	21,100	1,772,400
Potash Corp. of Saskatchewan, Inc.	6,000	558,060

		2,330,460

Apparel Manufacturers — 1.8%
Coach, Inc.	27,300	807,807
Polo Ralph Lauren Corp.	5,770	363,798

		1,171,605

Applications Software — 1.8%
Microsoft Corp.	36,190	851,189
Salesforce.com, Inc.†	7,520	325,917

		1,177,106

Athletic Footwear — 0.5%
NIKE, Inc., Class B	5,800	328,512

Banks-Commercial — 0.5%
Julius Baer Holding AG	7,166	341,318

Banks-Super Regional — 0.6%
Wells Fargo & Co.	17,400	425,604

Beverages-Non-alcoholic — 2.0%
PepsiCo, Inc.	22,800	1,293,900

Cable TV — 1.0%
Cablevision Systems Corp., Class A	31,600	646,852

Cellular Telecom — 0.9%
NII Holdings, Inc.†	26,450	608,879

Commercial Services — 0.5%
Quanta Services, Inc.†	14,100	328,671

Commercial Services-Finance — 3.6%
Mastercard, Inc., Class A	6,300	1,222,389
Visa, Inc., Class A	17,590	1,151,441

		2,373,830

Computer Services — 1.0%
Accenture, Ltd., Class A	18,100	634,767

Computers — 6.7%
Apple, Inc.†	11,200	1,829,968
Dell, Inc.†	28,600	382,668
Hewlett-Packard Co.	25,900	1,121,470
Research In Motion, Ltd.†	13,720	1,042,720

		4,376,826

Computers-Memory Devices — 1.0%
NetApp, Inc.†	30,610	687,501

Consulting Services — 0.7%
SAIC, Inc.†	24,300	439,587

Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	9,100	659,204

Decision Support Software — 1.1%
MSCI, Inc., Class A†	25,290	706,855

Dental Supplies & Equipment — 0.9%
Dentsply International, Inc.	16,900	563,615

Disposable Medical Products — 0.4%
C.R. Bard, Inc.	4,000	294,280

Diversified Banking Institutions — 2.4%
Credit Suisse Group AG	15,463	730,718
The Goldman Sachs Group, Inc.	5,130	837,729

		1,568,447

Diversified Financial Services — 1.4%
IntercontinentalExchange, Inc.†	9,700	912,382

E-Commerce/Services — 1.0%
eBay, Inc.†	30,710	652,588

Electronic Components-Semiconductors — 4.7%
Broadcom Corp., Class A†	33,210	937,518
MEMC Electronic Materials, Inc.†	21,700	382,354
NVIDIA Corp.†	71,400	923,202
Texas Instruments, Inc.	36,300	873,015

		3,116,089

Electronic Forms — 1.4%
Adobe Systems, Inc.†	27,880	903,870

Energy-Alternate Sources — 0.1%
First Solar, Inc.†	600	92,634

Engineering/R&D Services — 1.5%
ABB, Ltd.†	55,512	1,013,984

Enterprise Software/Service — 0.6%
Oracle Corp.	18,800	416,044

Entertainment Software — 0.4%
Electronic Arts, Inc.†	10,900	234,023

Finance-Investment Banker/Broker — 0.7%
The Charles Schwab Corp.	24,500	437,815

Finance-Other Services — 0.8%
BM&F BOVESPA SA	82,000	530,039

Food-Misc. — 2.7%
Cadbury PLC	46,223	456,330
Nestle SA	32,296	1,329,133

		1,785,463

Industrial Gases — 1.5%
Praxair, Inc.	13,010	1,017,122

Instruments-Scientific — 1.5%
Thermo Fisher Scientific, Inc.†	21,270	963,106

Internet Infrastructure Software — 0.5%
F5 Networks, Inc.†	8,300	308,096

Investment Management/Advisor Services — 0.4%
T. Rowe Price Group, Inc.	6,200	289,602

Machinery-Construction & Mining — 0.6%
Joy Global, Inc.	11,500	427,570

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical Products — 3.3%
Baxter International, Inc.	24,300	$1,369,791
Henry Schein, Inc.†	9,960	511,745
Stryker Corp.	6,800	264,384

		2,145,920

Medical-Biomedical/Gene — 5.2%
Amgen, Inc.†	8,100	504,711
Celgene Corp.†	19,180	1,092,493
Gilead Sciences, Inc.†	21,000	1,027,530
Illumina, Inc.†	12,600	455,364
Vertex Pharmaceuticals, Inc.†	8,700	313,287

		3,393,385

Medical-Drugs — 3.8%
Abbott Laboratories	10,000	449,900
Allergan, Inc.	11,660	622,994
Novo Nordisk A/S, Class B	6,100	359,016
Roche Holding AG	4,312	679,897
Shire PLC	27,500	407,924

		2,519,731

Medical-HMO — 0.3%
UnitedHealth Group, Inc.	6,900	193,614

Multimedia — 1.2%
The McGraw-Hill Cos., Inc.	13,200	413,820
The Walt Disney Co.	15,000	376,800

		790,620

Networking Products — 0.8%
Juniper Networks, Inc.†	18,900	493,857

Oil Companies-Exploration & Production — 5.9%
Apache Corp.	6,900	579,255
Occidental Petroleum Corp.	16,930	1,207,786
Range Resources Corp.	13,110	608,435
Southwestern Energy Co.†	9,800	406,014
XTO Energy, Inc.	27,087	1,089,710

		3,891,200

Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	14,300	446,589

Oil-Field Services — 2.1%
Halliburton Co.	10,800	238,572
Schlumberger, Ltd.	16,660	891,310
Weatherford International, Ltd.†	13,300	249,508

		1,379,390

Pharmacy Services — 2.5%
Express Scripts, Inc.†	16,200	1,134,648
Medco Health Solutions, Inc.†	10,200	539,172

		1,673,820

Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.	7,200	273,312

Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.†	6,000	208,500

Retail-Discount — 1.8%
Wal-Mart Stores, Inc.	23,500	1,172,180

Retail-Office Supplies — 0.8%
Staples, Inc.	24,300	510,786

Retail-Restaurants — 0.6%
McDonald’s Corp.	6,900	379,914

Schools — 1.2%
Apollo Group, Inc., Class A†	11,400	787,056

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	38,700	534,060

Tobacco — 1.0%
Philip Morris International, Inc.	13,500	629,100

Toys — 1.0%
Nintendo Co., Ltd.	2,500	676,090

Transport-Rail — 0.5%
Burlington Northern Santa Fe Corp.	4,100	322,219

Web Portals/ISP — 3.5%
Google, Inc., Class A†	5,140	2,277,276

Wireless Equipment — 4.9%
Crown Castle International Corp.†	32,800	942,672
QUALCOMM, Inc.	48,940	2,261,517

		3,204,189

Total Long-Term Investment Securities (cost $63,275,571)		63,893,726

REPURCHASE AGREEMENT — 2.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/09, to be repurchased 08/03/09 in the amount of $1,708,001 and collateralized by $1,665,000 of Federal Home Loan Bank Bonds, bearing interest at 3.63% due 10/18/13 and having approximate value of $1,746,169 (cost $1,708,000)	$1,708,000	1,708,000

TOTAL INVESTMENTS (cost $64,983,571)(1)	99.8%	65,601,726
Other assets less liabilities	0.2	126,775

NET ASSETS	100.0%	$65,728,501

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust Capital Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$4,376,826	$—	$—	$4,376,826
Medical — Biomedical/Gene	3,393,385	—	—	3,393,385
Oil Companies — Exploration & Production	3,891,200	—	—	3,891,200
Other Industries*	52,232,315	—	—	52,232,315
Repurchase Agreements	—	1,708,000	—	1,708,000

Total	$63,893,726	$1,708,000	$—	$65,601,726

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	6.7%
Diversified Banking Institutions	6.0
Computers	4.4
Electronic Components-Semiconductors	4.4
Medical Products	4.0
Medical-Drugs	3.8
Diversified Manufacturing Operations	3.7
Banks-Fiduciary	3.5
Cosmetics & Toiletries	3.3
Electric-Integrated	2.9
Oil Companies-Exploration & Production	2.5
Medical-Biomedical/Gene	2.4
Networking Products	2.2
Telephone-Integrated	2.1
Food-Misc.	2.0
Web Portals/ISP	1.9
Aerospace/Defense-Equipment	1.9
Enterprise Software/Service	1.9
Industrial Gases	1.8
Medical Instruments	1.8
Aerospace/Defense	1.8
Multimedia	1.7
Retail-Drug Store	1.7
Tobacco	1.6
Banks-Super Regional	1.5
Athletic Footwear	1.5
Commercial Services-Finance	1.5
Beverages-Non-alcoholic	1.4
Soap & Cleaning Preparation	1.3
Oil & Gas Drilling	1.3
Transport-Services	1.3
Beverages-Wine/Spirits	1.3
Commercial Paper	1.3
Retail-Discount	1.2
Insurance-Multi-line	1.1
Medical-Generic Drugs	1.1
Insurance-Property/Casualty	1.1
Telecom Services	1.0
Retail-Office Supplies	1.0
Retail-Apparel/Shoe	0.9
Brewery	0.9
Computers-Memory Devices	0.8
Cable TV	0.8
Industrial Automated/Robotic	0.8
Finance-Investment Banker/Broker	0.8
Cruise Lines	0.8
Oil-Field Services	0.8
Auto-Cars/Light Trucks	0.7
Wireless Equipment	0.6
Internet Security	0.6
Cellular Telecom	0.5
Casino Services	0.5
Hotels/Motels	0.4
Gambling (Non-Hotel)	0.4
Finance-Credit Card	0.4
Chemicals-Diversified	0.3

99.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.7%
Aerospace/Defense — 1.8%
Lockheed Martin Corp.	43,710	$3,267,760

Aerospace/Defense-Equipment — 1.9%
United Technologies Corp.	63,430	3,455,032

Athletic Footwear — 1.5%
NIKE, Inc., Class B	48,670	2,756,669

Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	26,950	1,245,695

Banks-Fiduciary — 3.5%
State Street Corp.	68,800	3,460,640
The Bank of New York Mellon Corp.	111,034	3,035,670

		6,496,310

Banks-Super Regional — 1.5%
Wells Fargo & Co.	113,350	2,772,541

Beverages-Non-alcoholic — 1.4%
PepsiCo, Inc.	44,952	2,551,026

Beverages-Wine/Spirits — 1.3%
Diageo PLC	149,700	2,345,623

Brewery — 0.9%
Heineken NV	42,200	1,684,735

Cable TV — 0.8%
Rogers Communications, Inc., Class B Class B	55,290	1,536,161

Casino Services — 0.5%
International Game Technology	43,380	856,755

Cellular Telecom — 0.5%
America Movil SAB de CV, Series L ADR	20,310	873,533

Chemicals-Diversified — 0.3%
PPG Industries, Inc.	9,240	508,200

Commercial Services-Finance — 1.5%
Mastercard, Inc., Class A	6,330	1,228,210
Visa, Inc., Class A	23,240	1,521,290

		2,749,500

Computers — 4.4%
Apple, Inc.†	19,070	3,115,847
Hewlett-Packard Co.	85,330	3,694,789
International Business Machines Corp.	11,560	1,363,271

		8,173,907

Computers-Memory Devices — 0.8%
EMC Corp.†	103,340	1,556,300

Cosmetics & Toiletries — 3.3%
Colgate-Palmolive Co.	23,460	1,699,442
The Procter & Gamble Co.	77,710	4,313,682

		6,013,124

Cruise Lines — 0.8%
Carnival Corp.	51,350	1,437,287

Diversified Banking Institutions — 6.0%
Bank of America Corp.	216,150	3,196,859
JPMorgan Chase & Co.	131,750	5,092,137
The Goldman Sachs Group, Inc.	16,410	2,679,753

		10,968,749

Diversified Manufacturing Operations — 3.7%
3M Co.	46,830	3,302,452
Danaher Corp.	44,060	2,698,234
Eaton Corp.	16,050	833,316

		6,834,002

Electric-Integrated — 2.9%
American Electric Power Co., Inc.	23,180	717,653
Exelon Corp.	28,630	1,456,122
FPL Group, Inc.	33,920	1,922,246
Wisconsin Energy Corp.	26,980	1,159,331

		5,255,352

Electronic Components-Semiconductors — 4.4%
Intel Corp.	219,850	4,232,113
National Semiconductor Corp.	112,540	1,694,852
Samsung Electronics Co., Ltd. GDR†*	1,378	407,888
Samsung Electronics Co., Ltd. GDR	6,075	1,798,200

		8,133,053

Enterprise Software/Service — 1.9%
Oracle Corp.	155,830	3,448,518

Finance-Credit Card — 0.4%
American Express Co.	23,410	663,205

Finance-Investment Banker/Broker — 0.8%
The Charles Schwab Corp.	84,680	1,513,232

Food-Misc. — 2.1%
General Mills, Inc.	13,900	818,849
Nestle SA	71,856	2,957,214

		3,776,063

Gambling (Non-Hotel) — 0.4%
Ladbrokes PLC	228,184	668,953

Hotel/Motels — 0.4%
Starwood Hotels & Resorts Worldwide, Inc.	28,800	679,968

Industrial Automated/Robotic — 0.8%
Rockwell Automation, Inc.	36,960	1,530,514

Industrial Gases — 1.8%
Linde AG	22,290	2,103,804
Praxair, Inc.	16,570	1,295,443

		3,399,247

Insurance-Multi-line — 1.1%
MetLife, Inc.	59,630	2,024,439

Insurance-Property/Casualty — 1.1%
The Travelers Cos., Inc.	45,390	1,954,947

Internet Security — 0.6%
VeriSign, Inc.†	52,800	1,079,232

Medical Instruments — 1.8%
Medtronic, Inc.	93,500	3,311,770

Medical Products — 4.0%
Becton, Dickinson & Co.	9,870	643,031
Johnson & Johnson	74,770	4,552,745
Zimmer Holdings, Inc.†	45,700	2,129,620

		7,325,396

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Medical-Biomedical/Gene — 2.4%
Genzyme Corp.†	52,530	$2,725,782
Gilead Sciences, Inc.†	33,900	1,658,727

		4,384,509

Medical-Drugs — 3.8%
Abbott Laboratories	85,650	3,853,394
Merck & Co., Inc.	55,980	1,679,960
Roche Holding AG	9,730	1,534,183

		7,067,537

Medical-Generic Drugs — 1.1%
Teva Pharmaceutical Industries, Ltd. ADR	37,440	1,997,050

Multimedia — 1.7%
The Walt Disney Co.	128,240	3,221,389

Networking Products — 2.2%
Cisco Systems, Inc.†	184,310	4,056,663

Oil & Gas Drilling — 1.3%
Noble Corp.	39,760	1,346,274
Transocean, Ltd.†	13,650	1,087,768

		2,434,042

Oil Companies-Exploration & Production — 2.5%
EOG Resources, Inc.	16,960	1,255,549
Noble Energy, Inc.	28,390	1,735,197
Questar Corp.	48,900	1,617,123

		4,607,869

Oil Companies-Integrated — 6.7%
Chevron Corp.	46,830	3,253,280
Exxon Mobil Corp.	42,040	2,959,196
Hess Corp.	41,770	2,305,704
Total SA ADR	69,920	3,891,048

		12,409,228

Oil-Field Services — 0.8%
Halliburton Co.	63,860	1,410,667

Retail-Apparel/Shoe — 0.9%
Nordstrom, Inc.	66,150	1,749,006

Retail-Discount — 1.2%
Target Corp.	50,070	2,184,053

Retail-Drug Store — 1.7%
CVS Caremark Corp.	91,150	3,051,702

Retail-Office Supplies — 1.0%
Staples, Inc.	88,370	1,857,537

Soap & Cleaning Preparation — 1.3%
Reckitt Benckiser Group PLC	51,780	2,487,622

Telecom Services — 1.0%
Amdocs, Ltd.†	80,960	1,936,563

Telephone-Integrated — 2.1%
AT&T, Inc.	150,040	3,935,549

Tobacco — 1.6%
Philip Morris International, Inc.	61,680	2,874,288

Transport-Services — 1.3%
Expeditors International of Washington, Inc.	28,130	954,451
FedEx Corp.	20,850	1,414,464

		2,368,915

Web Portals/ISP — 1.9%
Google, Inc., Class A†	7,830	3,469,081

Wireless Equipment — 0.6%
Nokia Oyj ADR	81,720	1,090,145

Total Long-Term Investment Securities (cost $186,579,447)		181,440,213

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Commercial Paper — 1.2%
Citigroup Funding, Inc. 0.20% due 08/03/09 (cost $2,318,961)	$2,319,000	2,318,961

TOTAL INVESTMENTS (cost $188,898,408)(1)	99.9%	183,759,174
Other assets less liabilities	0.1	116,624

NET ASSETS	100.0%	$183,875,798

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2009, the aggregate value of these securities was $407,888 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.
ADR  — American Depository Receipt
GDR  — Global Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$10,968,749	$—	$—	$10,968,749
Oil Companies — Integrated	12,409,228	—	—	12,409,228
Other Industries*	158,062,236	—	—	158,062,236
Short-Term Investment Securities:
Commercial Paper	—	2,318,961	—	2,318,961

Total	$181,440,213	$2,318,961	$—	$183,759,174

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Computers	9.0%
Electronic Components-Semiconductors	6.3
Wireless Equipment	5.2
Diversified Banking Institutions	4.6
Networking Products	4.3
Applications Software	4.0
Medical-Biomedical/Gene	3.7
Steel-Producers	3.2
Diversified Manufacturing Operations	3.1
Oil & Gas Drilling	2.7
Retail-Drug Store	2.6
Web Portals/ISP	2.5
Auto-Cars/Light Trucks	2.5
Engineering/R&D Services	2.4
Medical-Generic Drugs	2.2
E-Commerce/Products	2.0
Metal-Copper	2.0
Electronic Components-Misc.	1.8
Medical Products	1.7
Cable/Satellite TV	1.7
Semiconductor Components-Integrated Circuits	1.7
Enterprise Software/Service	1.6
Finance-Credit Card	1.6
Cosmetics & Toiletries	1.6
Retail-Restaurants	1.6
Beverages-Non-alcoholic	1.6
Web Hosting/Design	1.6
Oil Companies-Exploration & Production	1.5
Retail-Major Department Stores	1.5
Oil Companies-Integrated	1.4
Time Deposits	1.4
Industrial Automated/Robotic	1.3
Commercial Services-Finance	1.3
Coal	1.2
Oil-Field Services	1.2
Medical Instruments	1.1
Medical-HMO	1.1
Instruments-Scientific	1.1
Retail-Building Products	1.1
Energy-Alternate Sources	1.0
Aerospace/Defense-Equipment	1.0
Electronic Connectors	0.9
E-Commerce/Services	0.9
Investment Management/Advisor Services	0.9
Entertainment Software	0.9
Auto/Truck Parts & Equipment-Original	0.8

100.4%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.0%
Aerospace/Defense-Equipment — 1.0%
United Technologies Corp.	25,694	$1,399,552

Applications Software — 4.0%
Microsoft Corp.	248,490	5,844,485

Auto-Cars/Light Trucks — 2.5%
Ford Motor Co.†	456,540	3,652,320

Auto/Truck Parts & Equipment-Original — 0.8%
Johnson Controls, Inc.	47,760	1,236,029

Beverages-Non-alcoholic — 1.6%
Coca-Cola Enterprises, Inc.	121,380	2,280,730

Cable/Satellite TV — 1.7%
The DIRECTV Group, Inc.†	99,090	2,566,431

Coal — 1.2%
Peabody Energy Corp.	52,970	1,753,837

Commercial Services-Finance — 1.3%
Mastercard, Inc., Class A	9,740	1,889,852

Computers — 9.0%
Apple, Inc.†	34,474	5,632,707
Hewlett-Packard Co.	107,830	4,669,039
International Business Machines Corp.	24,010	2,831,499

		13,133,245

Cosmetics & Toiletries — 1.6%
Avon Products, Inc.	73,400	2,376,692

Diversified Banking Institutions — 4.6%
Bank of America Corp.	200,920	2,971,607
JPMorgan Chase & Co.	45,680	1,765,532
Morgan Stanley	72,484	2,065,794

		6,802,933

Diversified Manufacturing Operations — 3.1%
Ingersoll-Rand PLC	72,027	2,080,140
Tyco International, Ltd.	84,040	2,539,689

		4,619,829

E-Commerce/Products — 2.0%
Amazon.com, Inc.†	34,270	2,938,995

E-Commerce/Services — 0.9%
Expedia, Inc.†	62,830	1,301,209

Electronic Components-Misc. — 1.8%
Tyco Electronics, Ltd.	125,180	2,687,615

Electronic Components-Semiconductors — 6.3%
Broadcom Corp., Class A†	82,484	2,328,523
Intel Corp.	128,770	2,478,823
Micron Technology, Inc.†	280,230	1,790,670
Texas Instruments, Inc.	108,970	2,620,728

		9,218,744

Electronic Connectors — 0.9%
Amphenol Corp., Class A	40,220	1,341,337

Energy-Alternate Sources — 1.0%
First Solar, Inc.†	9,730	1,502,215

Engineering/R&D Services — 2.4%
Fluor Corp.	52,310	2,761,968
Foster Wheeler AG†	31,140	719,334

		3,481,302

Enterprise Software/Service — 1.6%
Oracle Corp.	108,930	2,410,621

Entertainment Software — 0.9%
Activision Blizzard, Inc.†	110,720	1,267,744

Finance-Credit Card — 1.6%
American Express Co.	84,300	2,388,219

Industrial Automated/Robotic — 1.3%
Rockwell Automation, Inc.	46,250	1,915,212

Instruments-Scientific — 1.1%
Thermo Fisher Scientific, Inc.†	35,500	1,607,440

Investment Management/Advisor Services — 0.9%
Invesco, Ltd.	64,860	1,280,985

Medical Instruments — 1.1%
St. Jude Medical, Inc.†	43,910	1,655,846

Medical Products — 1.7%
Baxter International, Inc.	17,910	1,009,587
Covidien PLC	41,250	1,559,662

		2,569,249

Medical-Biomedical/Gene — 3.7%
Celgene Corp.†	36,220	2,063,091
Gilead Sciences, Inc.†	68,215	3,337,760

		5,400,851

Medical-Generic Drugs — 2.2%
Teva Pharmaceutical Industries, Ltd. ADR	60,100	3,205,734

Medical-HMO — 1.1%
UnitedHealth Group, Inc.	58,590	1,644,035

Metal-Copper — 2.0%
Freeport-McMoRan Copper & Gold, Inc.	47,612	2,871,004

Networking Products — 4.3%
Cisco Systems, Inc.†	200,040	4,402,880
Juniper Networks, Inc.†	72,360	1,890,767

		6,293,647

Oil & Gas Drilling — 2.7%
Noble Corp.	60,800	2,058,688
Transocean, Ltd.†	23,007	1,833,428

		3,892,116

Oil Companies-Exploration & Production — 1.5%
Noble Energy, Inc.	36,180	2,211,322

Oil Companies-Integrated — 1.4%
Suncor Energy, Inc.	64,430	2,092,686

Oil-Field Services — 1.2%
Weatherford International, Ltd.†	93,280	1,749,933

Retail-Building Products — 1.1%
Lowe’s Cos., Inc.	69,410	1,558,949

Retail-Drug Store — 2.6%
CVS Caremark Corp.	112,962	3,781,968

Retail-Major Department Stores — 1.5%
TJX Cos., Inc.	60,550	2,193,726

Retail-Restaurants — 1.6%
Yum! Brands, Inc.	64,454	2,285,539

SunAmerica Series Trust Fundamental Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Semiconductor Components-Integrated Circuits — 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	238,104	$2,492,949

Steel-Producers — 3.2%
Nucor Corp.	73,210	3,255,648
Steel Dynamics, Inc.	91,294	1,493,570

		4,749,218

Web Hosting/Design — 1.6%
Equinix, Inc.†	27,883	2,278,878

Web Portals/ISP — 2.5%
Google, Inc., Class A†	8,280	3,668,454

Wireless Equipment — 5.2%
American Tower Corp., Class A†	85,781	2,924,274
QUALCOMM, Inc.	102,447	4,734,076

		7,658,350

Total Long-Term Investment Securities (cost $134,256,749)		145,152,027

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Time Deposits — 1.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/03/09 (cost $2,037,000)	$2,037,000	2,037,000

TOTAL INVESTMENTS (cost $136,293,749)(1)	100.4%	147,189,027
Liabilities in excess of other assets	(0.4)	(597,471)

NET ASSETS	100.0%	$146,591,556

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$13,133,245	$—	$—	$13,133,245
Electronic Components — Semiconductors	9,218,744	—	—	9,218,744
Wireless Equipment	7,658,350	—	—	7,658,350
Other Industries*	115,141,688	—	—	115,141,688
Short-Term Investment Securities:
Time Deposits	—	2,037,000	—	2,037,000

Total	$145,152,027	$2,037,000	$—	$147,189,027

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Computers	9.6%
Medical-Biomedical/Gene	5.1
Wireless Equipment	4.0
Web Portals/ISP	3.9
Oil Companies-Exploration & Production	3.9
Medical Products	3.8
Electronic Components-Semiconductors	3.7
Beverages-Non-alcoholic	3.2
Retail-Drug Store	3.1
Instruments-Scientific	2.8
Diversified Banking Institutions	2.6
Networking Products	2.4
Applications Software	2.2
Agricultural Chemicals	2.1
Medical-Generic Drugs	2.0
Enterprise Software/Service	2.0
Commercial Services-Finance	1.9
Aerospace/Defense	1.9
Electric Products-Misc.	1.8
Investment Management/Advisor Services	1.7
Retail-Restaurants	1.6
Oil-Field Services	1.6
Retail-Discount	1.5
Repurchase Agreements	1.5
Sector Fund-Financial Services	1.5
Medical Instruments	1.4
Oil Companies-Integrated	1.3
Aerospace/Defense-Equipment	1.2
Transport-Rail	1.2
Finance-Investment Banker/Broker	1.2
Finance-Credit Card	1.2
Oil & Gas Drilling	1.1
Apparel Manufacturers	1.1
Diversified Manufacturing Operations	1.1
Casino Hotels	1.0
Cosmetics & Toiletries	1.0
Retail-Regional Department Stores	1.0
Medical-Drugs	1.0
Retail-Office Supplies	0.9
X-Ray Equipment	0.9
Medical Labs & Testing Services	0.9
Medical-HMO	0.8
E-Commerce/Products	0.8
Semiconductor Equipment	0.8
Retail-Apparel/Shoe	0.8
Multimedia	0.8
Internet Security	0.7
Electronic Forms	0.7
Telecom Equipment-Fiber Optics	0.7
Retail-Consumer Electronics	0.7
E-Commerce/Services	0.7
Food-Dairy Products	0.6
Pharmacy Services	0.6
Computer Services	0.6
Metal-Copper	0.5
Electronic Measurement Instruments	0.5
Medical-Wholesale Drug Distribution	0.4
Auto-Heavy Duty Trucks	0.4

100.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.0%
Aerospace/Defense — 1.9%
Lockheed Martin Corp.	3,000	$224,280
Raytheon Co.	7,300	342,735

		567,015

Aerospace/Defense-Equipment — 1.2%
United Technologies Corp.	6,800	370,396

Agricultural Chemicals — 2.1%
Monsanto Co.	7,484	628,656

Apparel Manufacturers — 1.1%
Coach, Inc.	10,900	322,531

Applications Software — 2.2%
Microsoft Corp.	27,900	656,208

Auto-Heavy Duty Trucks — 0.4%
Navistar International Corp.†	3,300	130,482

Beverages-Non-alcoholic — 3.2%
PepsiCo, Inc.	17,004	964,977

Casino Hotels — 1.0%
Wynn Resorts, Ltd.†	6,100	312,137

Commercial Services-Finance — 1.9%
Visa, Inc., Class A	8,800	576,048

Computer Services — 0.6%
Cognizant Technology Solutions Corp., Class A†	5,600	165,704

Computers — 9.6%
Apple, Inc.†	7,250	1,184,577
Hewlett-Packard Co.	20,600	891,980
International Business Machines Corp.	3,900	459,927
Research In Motion, Ltd.†	4,550	345,800

		2,882,284

Cosmetics & Toiletries — 1.0%
The Procter & Gamble Co.	5,600	310,856

Diversified Banking Institutions — 2.6%
JPMorgan Chase & Co.	7,900	305,335
The Goldman Sachs Group, Inc.	2,900	473,570

		778,905

Diversified Manufacturing Operations — 1.1%
Danaher Corp.	5,200	318,448

E-Commerce/Products — 0.8%
Amazon.com, Inc.†	2,800	240,128

E-Commerce/Services — 0.7%
eBay, Inc.†	9,600	204,000

Electric Products-Misc. — 1.8%
AMETEK, Inc.	9,500	307,420
Emerson Electric Co.	6,600	240,108

		547,528

Electronic Components-Semiconductors — 3.7%
Broadcom Corp., Class A†	8,000	225,840
Intel Corp.	32,600	627,550
NVIDIA Corp.†	13,400	173,262
Texas Instruments, Inc.	3,300	79,365

		1,106,017

Electronic Forms — 0.7%
Adobe Systems, Inc.†	6,788	220,067

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.†	6,900	160,218

Enterprise Software/Service — 2.0%
Oracle Corp.	27,700	613,001

Finance-Credit Card — 1.2%
Discover Financial Services	29,300	348,084

Finance-Investment Banker/Broker — 1.2%
The Charles Schwab Corp.	19,900	355,613

Food-Dairy Products — 0.6%
Dean Foods Co.†	9,100	192,829

Instruments-Scientific — 2.8%
Thermo Fisher Scientific, Inc.†	18,396	832,971

Internet Security — 0.7%
Symantec Corp.†	15,100	225,443

Investment Management/Advisor Services — 1.7%
Invesco, Ltd.	25,300	499,675

Medical Instruments — 1.4%
Medtronic, Inc.	12,300	435,666

Medical Labs & Testing Services — 0.9%
Laboratory Corp. of America Holdings†	4,000	268,760

Medical Products — 3.8%
Baxter International, Inc.	5,200	293,124
Johnson & Johnson	8,900	541,921
Zimmer Holdings, Inc.†	6,600	307,560

		1,142,605

Medical-Biomedical/Gene — 5.1%
Amgen, Inc.†	2,500	155,775
Celgene Corp.†	6,100	347,456
Genzyme Corp.†	6,600	342,474
Gilead Sciences, Inc.†	14,000	685,020

		1,530,725

Medical-Drugs — 1.0%
Abbott Laboratories	6,600	296,934

Medical-Generic Drugs — 2.0%
Mylan, Inc.†	26,100	344,259
Teva Pharmaceutical Industries, Ltd. ADR	5,059	269,847

		614,106

Medical-HMO — 0.8%
UnitedHealth Group, Inc.	8,700	244,122

Medical-Wholesale Drug Distribution — 0.4%
Cardinal Health, Inc.	4,000	133,200

Metal-Copper — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	2,700	162,810

Multimedia — 0.8%
Time Warner, Inc.	8,700	231,942

Networking Products — 2.4%
Cisco Systems, Inc.†	33,400	735,134

Oil & Gas Drilling — 1.1%
Transocean, Ltd.†	4,078	324,976

SunAmerica Series Trust Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Oil Companies-Exploration & Production — 3.9%
Apache Corp.	1,950	$163,702
Devon Energy Corp.	1,850	107,467
Occidental Petroleum Corp.	4,500	321,030
Ultra Petroleum Corp.†	3,200	141,184
XTO Energy, Inc.	10,700	430,461

		1,163,844

Oil Companies-Integrated — 1.3%
Exxon Mobil Corp.	5,600	394,184

Oil-Field Services — 1.6%
Schlumberger, Ltd.	8,750	468,125

Pharmacy Services — 0.6%
Express Scripts, Inc.†	2,500	175,100

Retail-Apparel/Shoe — 0.8%
American Eagle Outfitters, Inc.	16,600	238,874

Retail-Consumer Electronics — 0.7%
Best Buy Co., Inc.	5,800	216,746

Retail-Discount — 1.5%
Target Corp.	4,100	178,842
Wal-Mart Stores, Inc.	5,700	284,316

		463,158

Retail-Drug Store — 3.1%
CVS Caremark Corp.	28,090	940,453

Retail-Office Supplies — 0.9%
Staples, Inc.	13,500	283,770

Retail-Regional Department Stores — 1.0%
Kohl’s Corp.†	6,300	305,865

Retail-Restaurants — 1.6%
Burger King Holdings, Inc.	12,300	209,346
McDonald’s Corp.	4,800	264,288

		473,634

Semiconductor Equipment — 0.8%
ASML Holding NV	9,200	239,292

	Shares/
	Principal	Value
Security Description	Amount	(Note 3)

Telecom Equipment-Fiber Optics — 0.7%
Corning, Inc.	12,800	$217,600

Transport-Rail — 1.2%
Union Pacific Corp.	6,400	368,128

Web Portals/ISP — 3.9%
Google, Inc., Class A†	2,650	1,174,083

Wireless Equipment — 4.0%
American Tower Corp., Class A†	8,900	303,401
QUALCOMM, Inc.	19,300	891,853

		1,195,254

X-Ray Equipment — 0.9%
Hologic, Inc.†	18,550	272,500

Total Common Stock
(cost $29,924,683)		29,241,811

EXCHANGE TRADED FUNDS — 1.5%
Sector Fund-Financial Services — 1.5%
Financial Select Sector SPDR Fund (cost $334,611)	33,714	438,619

Total Long-Term Investment Securities (cost $30,259,294)		29,680,430

REPURCHASE AGREEMENT — 1.5%
State Street Bank & Trust Co., Joint Repurchase Agreement(1) (cost $450,000)	$450,000	450,000

TOTAL INVESTMENTS (cost $30,709,294)(2)	100.0%	30,130,430
Other assets less liabilities	0.0	6,729

NET ASSETS	100.0%	$30,137,159

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

ADR  — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$2,882,284	$—	$—	$2,882,284
Medical — Biomedical/Gene	1,530,725	—	—	1,530,725
Other Industries*	24,828,802	—	—	24,828,802
Exchange Traded Funds	438,619	—	—	438,619
Repurchase Agreements	—	450,000	—	450,000

Total	$29,680,430	$450,000	$—	$30,130,430

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	69.4%
Real Estate Operations & Development	11.8
Commercial Paper	10.6
Transport-Marine	2.7
Transport-Rail	2.5

97.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 80.6%
Real Estate Investment Trusts — 63.6%
Alexandria Real Estate Equities, Inc.	178,600	$6,806,446
American Campus Communities, Inc.	396,700	9,096,331
Boston Properties, Inc.	74,700	3,951,630
CBL & Associates Properties, Inc.	677,160	4,022,330
Cogdell Spencer, Inc.	560,750	2,512,160
Corporate Office Properties Trust	345,400	11,712,514
Cousins Properties, Inc.	488,379	4,209,827
DCT Industrial Trust, Inc.	1,745,100	7,957,656
Digital Realty Trust, Inc.	225,100	9,127,805
Douglas Emmett, Inc.	786,890	7,994,802
Essex Property Trust, Inc.	122,072	7,935,901
Federal Realty Investment Trust	148,930	8,496,456
Kilroy Realty Corp.	41,400	977,040
Regency Centers Corp.	99,300	3,185,544
SL Green Realty Corp.	323,000	8,326,940
Taubman Centers, Inc.	349,560	9,301,792
Ventas, Inc.	284,000	10,025,200
Vornado Realty Trust	72,080	3,677,522

		119,317,896

Real Estate Operations & Development — 11.8%
Brookfield Asset Management, Inc., Class A	198,700	4,180,648
Forest City Enterprises, Inc., Class A	1,699,255	12,132,681
The St. Joe Co.†	209,400	5,896,704

		22,210,033

Transport-Marine — 2.7%
Alexander & Baldwin, Inc.	171,900	5,022,918

Transport-Rail — 2.5%
Burlington Northern Santa Fe Corp.	59,000	4,636,810

Total Common Stock (cost $187,681,331)		151,187,657

PREFERRED STOCK — 4.2%
Real Estate Investment Trusts — 4.2%
AMB Property Corp., Series M 6.75%	93,800	1,776,572
CBL & Associates Properties, Inc., Series D 7.38%	75,800	1,080,150
Digital Realty Trust, Inc., Series D 5.50%	53,000	1,351,500
	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Real Estate Investment Trusts (continued)
Equity Residential Properties, Series E 7.00% (convertible)	13,600	$408,000
SL Green Realty Corp. Series C 7.63%	179,890	3,272,199

Total Preferred Stock (cost $5,235,034)		7,888,421

CONVERTIBLE BONDS & NOTES — 1.6%
Real Estate Investment Trusts — 1.6%
Prologis Senior Notes 2.25% due 04/01/37	$3,105,000	2,615,807
SL Green Realty Corp. Senior Notes 3.00% due 03/30/27*	510,000	433,500

Total Convertible Bonds & Notes (cost $1,728,890)		3,049,307

Total Long-Term Investment Securities (cost $194,645,255)		162,125,385

SHORT-TERM INVESTMENT SECURITIES — 10.6%
Commercial Paper — 10.6%
Rabobank USA Financial Co. 0.15% due 08/06/09	6,900,000	6,899,856
San Paolo IMI US Financial Co. 0.19% due 08/03/09	6,304,000	6,303,934
Toyota Motor Credit Co. 0.17% due 08/07/09	6,771,000	6,770,808

Total Short-Term Investment Securities (cost $19,974,598)		19,974,598

TOTAL INVESTMENTS (cost $214,619,853)(1)	97.0%	182,099,983
Other assets less liabilities	3.0	5,662,812

NET ASSETS	100.0%	$187,762,795

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2009, the aggregate value of these securities was $433,500 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.

SunAmerica Series Trust Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009(unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$119,317,896	$—	$—	$119,317,896
Real Estate Operations & Development	22,210,033	—	—	22,210,033
Other Industries*	9,659,728	—	—	9,659,728
Preferred Stock	7,888,421	—	—	7,888,421
Convertible Bonds & Notes	—	3,049,307	—	3,049,307
Short-Term Investment Securities:
Commercial Paper	—	19,974,598	—	19,974,598

Total	$159,076,078	$23,023,905	$—	$182,099,983

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Steel-Producers	4.6%
Insurance-Reinsurance	4.2
Retail-Apparel/Shoe	3.8
Diversified Manufacturing Operations	3.7
U.S. Government Agencies	3.3
Oil & Gas Drilling	3.2
Home Furnishings	3.0
Electronic Components-Misc.	2.8
Building-Residential/Commercial	2.7
Oil-Field Services	2.5
Banks-Commercial	2.5
Building-Mobile Home/Manufactured Housing	2.4
Machinery-General Industrial	2.4
Insurance-Multi-line	2.3
Insurance-Life/Health	2.3
Building Products-Wood	2.2
Building & Construction Products-Misc.	2.2
Instruments-Controls	2.2
Chemicals-Diversified	2.1
Machine Tools & Related Products	2.0
Retail-Major Department Stores	2.0
Metal Processors & Fabrication	1.9
Gas-Distribution	1.6
Electric-Integrated	1.6
Insurance Brokers	1.5
Transport-Marine	1.5
Building-Maintenance & Services	1.4
Identification Systems	1.4
Coatings/Paint	1.4
Retail-Automobile	1.3
Transport-Services	1.3
Auto/Truck Parts & Equipment-Original	1.3
Industrial Gases	1.3
Building Products-Doors & Windows	1.3
Insurance-Property/Casualty	1.3
Transport-Rail	1.3
Retail-Discount	1.2
Industrial Automated/Robotic	1.2
Retail-Convenience Store	1.2
Research & Development	1.1
Intimate Apparel	1.1
Environmental Monitoring & Detection	1.1
Machinery-Pumps	1.0
Airlines	1.0
Semiconductor Equipment	0.8
Machinery-Electrical	0.8
Chemicals-Specialty	0.7
Medical Sterilization Products	0.7
Lasers-System/Components	0.7
Engineering/R&D Services	0.7
Engines-Internal Combustion	0.7
Paper & Related Products	0.7
Retail-Leisure Products	0.7
Retail-Hair Salons	0.6
Miscellaneous Manufacturing	0.5
Medical Products	0.5
Coal	0.5
Retail-Jewelry	0.5
Electronic Components-Semiconductors	0.4
Leisure Products	0.3
Machinery-Construction & Mining	0.3
Footwear & Related Apparel	0.2
Power Converter/Supply Equipment	0.2
Computers-Integrated Systems	0.2
Retail-Home Furnishings	0.1
Machinery-Farming	0.1
Auto-Truck Trailers	0.1
Oil Field Machinery & Equipment	0.1

99.8%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 96.6%
Airlines — 1.0%
Skywest, Inc.	90,005	$1,141,263

Auto-Truck Trailers — 0.1%
Wabash National Corp.	144,400	119,852

Auto/Truck Parts & Equipment-Original — 1.3%
Autoliv, Inc.	41,300	1,478,953

Banks-Commercial — 2.5%
Chemical Financial Corp.	55,100	1,197,323
Corus Bankshares, Inc.†	73,600	18,400
Peoples Bancorp, Inc.	12,800	234,368
TrustCo Bank Corp. NY	232,400	1,461,796

		2,911,887

Building & Construction Products-Misc. — 2.2%
Drew Industries, Inc.†	11,200	214,928
Gibraltar Industries, Inc.	119,400	927,738
Simpson Manufacturing Co., Inc.	49,300	1,400,120

		2,542,786

Building Products-Doors & Windows — 1.3%
Apogee Enterprises, Inc.	99,900	1,456,542

Building Products-Wood — 2.2%
Universal Forest Products, Inc.	57,700	2,575,728

Building-Maintenance & Services — 1.4%
ABM Industries, Inc.	78,800	1,660,316

Building-Mobile Home/Manufactured Housing — 2.4%
Thor Industries, Inc.	85,400	2,041,914
Winnebago Industries, Inc.	74,000	778,480

		2,820,394

Building-Residential/Commercial — 2.7%
D.R. Horton, Inc.	108,000	1,251,720
M.D.C Holdings, Inc.	29,600	1,043,104
M/I Homes, Inc.†	60,100	789,113

		3,083,937

Chemicals-Diversified — 2.1%
Westlake Chemical Corp.	95,300	2,381,547

Chemicals-Specialty — 0.7%
Cabot Corp.	47,100	861,930

Coal — 0.5%
Arch Coal, Inc.	19,100	332,531
CONSOL Energy, Inc.	3,200	113,696
Peabody Energy Corp.	2,700	89,397

		535,624

Coatings/Paint — 1.4%
RPM International, Inc.	100,700	1,607,172

Computers-Integrated Systems — 0.2%
Diebold, Inc.	9,000	249,480

Diversified Manufacturing Operations — 3.7%
A.O. Smith Corp.	17,300	675,392
Carlisle Cos., Inc.	47,400	1,485,042
Teleflex, Inc.	22,900	1,098,284
Trinity Industries, Inc.	74,300	1,037,228

		4,295,946

Electric-Integrated — 1.6%
NV Energy, Inc.	156,900	1,804,350

Electronic Components-Misc. — 2.8%
Benchmark Electronics, Inc.†	123,900	1,957,620
Gentex Corp.	85,000	1,272,450

		3,230,070

Electronic Components-Semiconductors — 0.4%
OmniVision Technologies, Inc.†	31,291	413,980

Engineering/R&D Services — 0.7%
EMCOR Group, Inc.†	33,900	817,668

Engines-Internal Combustion — 0.7%
Briggs & Stratton Corp.	47,600	817,292

Environmental Monitoring & Detection — 1.1%
Mine Safety Appliances Co.	46,400	1,303,376

Financial Guarantee Insurance — 0.0%
Syncora Holdings, Ltd. †	84,800	30,528

Footwear & Related Apparel — 0.2%
Timberland Co., Class A†	19,000	259,160

Gas-Distribution — 1.6%
Atmos Energy Corp.	20,000	543,200
Energen Corp.	31,400	1,297,448

		1,840,648

Home Furnishings — 3.0%
American Woodmark Corp.	40,600	951,664
Bassett Furniture Industries, Inc.	11,000	27,500
Ethan Allen Interiors, Inc.	61,300	780,349
Hooker Furniture Corp.	70,500	967,965
La-Z-Boy, Inc.	101,300	685,801

		3,413,279

Identification Systems — 1.4%
Brady Corp., Class A	55,500	1,632,255

Industrial Automated/Robotic — 1.2%
Nordson Corp.	30,000	1,347,000

Industrial Gases — 1.3%
Airgas, Inc.	33,100	1,475,598

Instruments-Controls — 2.2%
Mettler-Toledo International, Inc.†	17,000	1,429,020
Watts Water Technologies, Inc., Class A	40,000	1,053,600

		2,482,620

Insurance Brokers — 1.5%
Arthur J. Gallagher & Co.	39,100	895,390
Erie Indemnity Co., Class A	23,200	868,840

		1,764,230

Insurance-Life/Health — 2.3%
Protective Life Corp.	114,300	1,708,785
StanCorp Financial Group, Inc.	26,900	925,898

		2,634,683

Insurance-Multi-line — 2.3%
American National Insurance Co.	10,100	798,405
Old Republic International Corp.	182,900	1,891,186

		2,689,591

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Insurance-Property/Casualty — 1.3%
RLI Corp.	20,100	$997,161
Zenith National Insurance Corp.	19,100	455,917

		1,453,078

Insurance-Reinsurance — 4.2%
Aspen Insurance Holdings, Ltd.	67,000	1,666,290
IPC Holdings, Ltd.	63,800	1,846,372
Montpelier Re Holdings, Ltd.	84,300	1,321,824

		4,834,486

Intimate Apparel — 1.1%
The Warnaco Group, Inc.†	36,000	1,307,880

Lasers-System/Components — 0.7%
Rofin-Sinar Technologies, Inc.†	38,000	824,980

Leisure Products — 0.3%
Brunswick Corp.	51,000	366,180

Machine Tools & Related Products — 2.0%
Kennametal, Inc.	59,600	1,270,672
Lincoln Electric Holdings, Inc.	25,300	1,072,214

		2,342,886

Machinery-Construction & Mining — 0.3%
Astec Industries, Inc.†	13,000	351,780

Machinery-Electrical — 0.8%
Franklin Electric Co., Inc.	29,800	965,520

Machinery-Farming — 0.1%
CNH Global NV†	9,000	158,130

Machinery-General Industrial — 2.4%
Applied Industrial Technologies, Inc.	28,600	632,632
Gardner Denver, Inc.†	36,900	1,077,111
Roper Industries, Inc.	21,000	1,004,220

		2,713,963

Machinery-Pumps — 1.0%
Graco, Inc.	48,000	1,187,520

Medical Products — 0.5%
West Pharmaceutical Services, Inc.	14,700	536,550

Medical Sterilization Products — 0.7%
STERIS Corp.	30,500	856,440

Metal Processors & Fabrication — 1.9%
CIRCOR International, Inc.	13,900	320,534
Mueller Industries, Inc.	64,300	1,527,768
Timken Co.	14,800	301,624

		2,149,926

Miscellaneous Manufacturing — 0.5%
AptarGroup, Inc.	15,600	544,752

Oil & Gas Drilling — 3.2%
Atwood Oceanics, Inc.†	30,000	865,200
Rowan Cos., Inc.	82,000	1,749,060
Unit Corp.†	33,500	1,061,615

		3,675,875

Oil Field Machinery & Equipment — 0.1%
CARBO Ceramics, Inc.	2,000	83,380

Oil-Field Services — 2.5%
Global Industries, Ltd.†	135,520	925,602
Helix Energy Solutions Group, Inc.†	88,600	929,414
Oil States International, Inc.†	39,200	1,063,104

		2,918,120

Paper & Related Products — 0.7%
Glatfelter	75,800	784,530

Power Converter/Supply Equipment — 0.2%
Powell Industries, Inc.†	7,000	249,550

Research & Development — 1.1%
Pharmaceutical Product Development, Inc.	63,200	1,312,664

Retail-Apparel/Shoe — 3.8%
Brown Shoe Co., Inc.	104,200	807,550
Christopher & Banks Corp.	150,000	1,188,000
Gymboree Corp.†	17,500	696,150
The Men’s Wearhouse, Inc.	76,500	1,653,165

		4,344,865

Retail-Automobile — 1.3%
Group 1 Automotive, Inc.	50,700	1,493,622

Retail-Convenience Store — 1.2%
Casey’s General Stores, Inc.	48,400	1,327,612

Retail-Discount — 1.2%
Fred’s, Inc.	80,700	1,087,836
Tuesday Morning Corp.†	64,000	296,960

		1,384,796

Retail-Hair Salons — 0.6%
Regis Corp.	47,000	642,020

Retail-Home Furnishings — 0.2%
Pier 1 Imports, Inc.†	78,000	176,280

Retail-Jewelry — 0.5%
Zale Corp.†	89,000	526,880

Retail-Leisure Products — 0.7%
West Marine, Inc.†	86,700	770,763

Retail-Major Department Stores — 2.0%
J.C. Penney Co., Inc.	58,000	1,748,700
Saks, Inc.†	114,000	583,680

		2,332,380

Semiconductor Equipment — 0.8%
Cohu, Inc.	79,600	965,548

Steel-Producers — 4.6%
Gerdau Ameristeel Corp.	158,500	1,103,160
Reliance Steel & Aluminum Co.	53,700	1,810,227
Steel Dynamics, Inc.	129,500	2,118,620
United States Steel Corp.	6,500	258,375

		5,290,382

Transport-Marine — 1.5%
Overseas Shipholding Group, Inc.	18,100	621,735
Teekay Corp.	25,300	450,340
Tidewater, Inc.	13,500	607,500

		1,679,575

SunAmerica Series Trust Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Transport-Rail — 1.3%
Genesee & Wyoming, Inc., Class A†	38,800	$1,058,852
Kansas City Southern†	19,000	385,890

		1,444,742

Transport-Services — 1.3%
Bristow Group, Inc.†	44,700	1,479,570

Total Long-Term Investment Securities (cost $127,195,389)		111,156,910

SHORT-TERM INVESTMENT SECURITIES — 3.2%
U.S. Government Agencies — 3.2%
Federal Home Loan Bank 0.10% due 08/03/09 (cost $3,749,983)	$3,750,000	3,749,983

TOTAL INVESTMENTS (cost $130,945,372)(1)	99.8%	114,906,893
Other assets less liabilities	0.2	184,726

NET ASSETS	100.0%	$115,091,619

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$111,156,910	$—	$—	$111,156,910
Short-Term Investment Securities:
U.S. Government Agencies	—	3,749,983	—	3,749,983

Total	$111,156,910	$3,749,983	$—	$114,906,893

See Notes to Financial Statements

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	3.9%
Telecom Services	3.5
Investment Management/Advisor Services	3.4
Electronic Components-Semiconductors	3.4
Medical-Biomedical/Gene	3.0
Engineering/R&D Services	2.2
Medical-HMO	2.0
Machinery-General Industrial	1.9
Repurchase Agreements	1.8
Internet Infrastructure Software	1.8
Commercial Services-Finance	1.7
Transport-Truck	1.7
Electronic Components-Misc.	1.7
Schools	1.6
Metal Processors & Fabrication	1.6
Industrial Gases	1.6
Retail-Apparel/Shoe	1.6
Non-Hazardous Waste Disposal	1.5
Semiconductor Equipment	1.5
Insurance-Property/Casualty	1.5
Semiconductor Components-Integrated Circuits	1.4
Electronic Connectors	1.4
Computers-Memory Devices	1.4
Retail-Major Department Stores	1.4
Computer Services	1.3
Pharmacy Services	1.3
Enterprise Software/Service	1.3
Retail-Restaurants	1.2
Oil-Field Services	1.2
Insurance-Multi-line	1.2
Banks-Fiduciary	1.2
Medical Labs & Testing Services	1.2
Retail-Regional Department Stores	1.2
Consulting Services	1.2
Private Corrections	1.2
Veterinary Diagnostics	1.1
Retail-Office Supplies	1.1
Hazardous Waste Disposal	1.1
Transport-Rail	1.0
Cellular Telecom	1.0
Finance-Investment Banker/Broker	1.0
Dialysis Centers	1.0
Coatings/Paint	1.0
Web Hosting/Design	1.0
Oil Field Machinery & Equipment	1.0
Retail-Bedding	1.0
Distribution/Wholesale	1.0
Diversified Manufacturing Operations	1.0
Broadcast Services/Program	1.0
Retail-Auto Parts	1.0
Vitamins & Nutrition Products	1.0
Hotels/Motels	0.9
Decision Support Software	0.9
Containers-Metal/Glass	0.9
Engines-Internal Combustion	0.9
Dental Supplies & Equipment	0.9
Telecommunication Equipment	0.9
Applications Software	0.8
Chemicals-Specialty	0.8
Building Products-Air & Heating	0.8
Apparel Manufacturers	0.8
Retail-Automobile	0.8
Banks-Commercial	0.8
Medical Products	0.8
E-Commerce/Products	0.8
Industrial Audio & Video Products	0.7
Medical Information Systems	0.7
Computer Aided Design	0.7
Electronic Design Automation	0.7
Networking Products	0.7
Publishing-Books	0.6
Machinery-Farming	0.6
Diversified Financial Services	0.6
Metal-Copper	0.6
Airlines	0.6
Advertising Sales	0.5
Human Resources	0.5
Motorcycle/Motor Scooter	0.5
Cosmetics & Toiletries	0.5
Steel-Producers	0.5
Energy-Alternate Sources	0.4
Casino Hotels	0.4

99.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.1%
Advertising Sales — 0.5%
Lamar Advertising Co., Class A†	35,000	$736,400

Airlines — 0.6%
Delta Air Lines, Inc.†	106,900	740,817

Apparel Manufacturers — 0.8%
Polo Ralph Lauren Corp.	17,100	1,078,155

Applications Software — 0.8%
Nuance Communications, Inc.†	86,450	1,141,140

Banks-Commercial — 0.8%
BOK Financial Corp.	15,900	666,051
Zions Bancorporation	28,100	381,598

		1,047,649

Banks-Fiduciary — 1.2%
Northern Trust Corp.	27,090	1,620,253

Broadcast Services/Program — 1.0%
Discovery Communications, Inc., Class A†	53,600	1,313,200

Building Products-Air & Heating — 0.8%
Lennox International, Inc.	32,100	1,118,685

Casino Hotels — 0.4%
Las Vegas Sands Corp.†	59,800	559,130

Cellular Telecom — 1.0%
Leap Wireless International, Inc.†	58,100	1,391,495

Chemicals-Specialty — 0.8%
Ecolab, Inc.	27,020	1,121,600

Coatings/Paint — 1.0%
The Sherwin-Williams Co.	23,800	1,374,450

Commercial Services-Finance — 1.7%
Mastercard, Inc., Class A	7,770	1,507,613
Morningstar, Inc.†	18,820	833,538

		2,341,151

Computer Aided Design — 0.7%
ANSYS, Inc.†	30,942	967,247

Computer Services — 1.3%
Cognizant Technology Solutions Corp., Class A†	60,400	1,787,236

Computers-Memory Devices — 1.4%
NetApp, Inc.†	82,200	1,846,212

Consulting Services — 1.2%
FTI Consulting, Inc.†	29,000	1,578,470

Containers-Metal/Glass — 0.9%
Greif, Inc., Class A	24,200	1,242,186

Cosmetics & Toiletries — 0.5%
Avon Products, Inc.	19,700	637,886

Decision Support Software — 0.9%
MSCI, Inc., Class A†	44,600	1,246,570

Dental Supplies & Equipment — 0.9%
Dentsply International, Inc.	36,010	1,200,933

Dialysis Centers — 1.0%
DaVita, Inc.†	27,780	1,380,666

Distribution/Wholesale — 1.0%
WW Grainger, Inc.	14,900	1,339,659

Diversified Financial Services — 0.6%
IntercontinentalExchange, Inc.†	8,200	771,292

Diversified Manufacturing Operations — 1.0%
Carlisle Cos., Inc.	42,100	1,318,993

E-Commerce/Products — 0.8%
Amazon.com, Inc.†	11,900	1,020,544

Electronic Components-Misc. — 1.7%
Gentex Corp.	79,425	1,188,992
Tyco Electronics, Ltd.	49,200	1,056,324

		2,245,316

Electronic Components-Semiconductors — 3.4%
Broadcom Corp., Class A†	65,920	1,860,922
MEMC Electronic Materials, Inc.†	34,100	600,842
Microchip Technology, Inc.	40,100	1,079,893
Xilinx, Inc.	47,200	1,023,768

		4,565,425

Electronic Connectors — 1.4%
Amphenol Corp., Class A	57,200	1,907,620

Electronic Design Automation — 0.7%
Cadence Design Systems, Inc.†	161,000	949,900

Energy-Alternate Sources — 0.4%
First Solar, Inc.†	3,900	602,121

Engineering/R&D Services — 2.2%
Aecom Technology Corp.†	39,900	1,292,760
McDermott International, Inc.†	42,580	832,013
The Shaw Group, Inc.†	30,930	910,579

		3,035,352

Engines-Internal Combustion — 0.9%
Cummins, Inc.	28,700	1,234,387

Enterprise Software/Service — 1.3%
Concur Technologies, Inc.†	27,800	958,822
Sybase, Inc.†	21,400	766,120

		1,724,942

Finance-Investment Banker/Broker — 1.0%
TD Ameritrade Holding Corp.†	74,480	1,380,859

Hazardous Waste Disposal — 1.1%
Stericycle, Inc.†	27,960	1,431,552

Hotel/Motels — 0.9%
Marriott International, Inc., Class A	58,335	1,256,536

Human Resources — 0.5%
Robert Half International, Inc.	26,300	651,977

Industrial Audio & Video Products — 0.7%
Dolby Laboratories, Inc., Class A†	23,980	998,287

Industrial Gases — 1.6%
Praxair, Inc.	27,500	2,149,950

Insurance-Multi-line — 1.2%
ACE, Ltd.	33,600	1,648,416

Insurance-Property/Casualty — 1.5%
Fidelity National Financial, Inc., Class A	62,700	899,745
HCC Insurance Holdings, Inc.	42,700	1,071,770

		1,971,515

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Internet Infrastructure Software — 1.8%
Akamai Technologies, Inc.†	70,100	$1,152,444
F5 Networks, Inc.†	34,700	1,288,064

		2,440,508

Investment Management/Advisor Services — 3.4%
Affiliated Managers Group, Inc.†	12,350	815,347
BlackRock, Inc.	6,100	1,162,294
Och Ziff Capital Management	93,720	976,563
T. Rowe Price Group, Inc.	34,730	1,622,238

		4,576,442

Machinery-Farming — 0.6%
AGCO Corp.†	25,400	799,084

Machinery-General Industrial — 1.9%
Roper Industries, Inc.	27,710	1,325,092
Wabtec Corp.	37,900	1,275,335

		2,600,427

Medical Information Systems — 0.7%
Cerner Corp.†	15,270	993,772

Medical Labs & Testing Services — 1.2%
Covance, Inc.†	29,280	1,614,792

Medical Products — 0.8%
Zimmer Holdings, Inc.†	22,400	1,043,840

Medical-Biomedical/Gene — 3.0%
Alexion Pharmaceuticals, Inc.†	23,700	1,043,985
Illumina, Inc.†	38,920	1,406,569
Life Technologies Corp.†	14,600	664,738
Myriad Genetics, Inc.†	36,600	1,003,572

		4,118,864

Medical-HMO — 2.0%
Humana, Inc.†	32,420	1,064,997
UnitedHealth Group, Inc.	57,600	1,616,256

		2,681,253

Metal Processors & Fabrication — 1.6%
Precision Castparts Corp.	26,970	2,152,476

Metal-Copper — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	12,400	747,720

Motorcycle/Motor Scooter — 0.5%
Harley-Davidson, Inc.	28,800	650,880

Networking Products — 0.7%
Juniper Networks, Inc.†	34,400	898,872

Non-Hazardous Waste Disposal — 1.5%
Waste Connections, Inc.†	73,640	2,077,384

Oil Companies-Exploration & Production — 3.9%
Cabot Oil & Gas Corp.	39,800	1,398,174
Forest Oil Corp.†	77,330	1,303,011
Noble Energy, Inc.	16,000	977,920
Southwestern Energy Co.†	39,380	1,631,513

		5,310,618

Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	43,450	1,356,943

Oil-Field Services — 1.2%
Oceaneering International, Inc.†	19,960	1,016,363
Weatherford International, Ltd.†	34,200	641,592

		1,657,955

Pharmacy Services — 1.3%
Express Scripts, Inc.†	24,700	1,729,988

Private Corrections — 1.2%
Corrections Corp. of America†	89,830	1,550,466

Publishing-Books — 0.6%
John Wiley & Sons, Inc., Class A	26,720	852,101

Retail-Apparel/Shoe — 1.6%
J Crew Group, Inc.†	33,300	937,728
Nordstrom, Inc.	42,700	1,128,988
Phillips-Van Heusen Corp.	800	28,304

		2,095,020

Retail-Auto Parts — 1.0%
Advance Auto Parts, Inc.	28,200	1,303,686

Retail-Automobile — 0.8%
CarMax, Inc.†	66,800	1,077,484

Retail-Bedding — 1.0%
Bed Bath & Beyond, Inc.†	38,600	1,341,350

Retail-Major Department Stores — 1.4%
TJX Cos., Inc.	50,400	1,825,992

Retail-Office Supplies — 1.1%
Staples, Inc.	72,900	1,532,358

Retail-Regional Department Stores — 1.2%
Kohl’s Corp.†	32,600	1,582,730

Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc., Class A†	8,000	750,640
Darden Restaurants, Inc.	28,200	913,398

		1,664,038

Schools — 1.6%
DeVry, Inc.	44,200	2,198,508

Semiconductor Components-Integrated Circuits — 1.4%
Marvell Technology Group, Ltd.†	146,000	1,947,640

Semiconductor Equipment — 1.5%
KLA-Tencor Corp.	39,560	1,261,173
Lam Research Corp.†	27,000	811,620

		2,072,793

Steel-Producers — 0.5%
Nucor Corp.	14,100	627,027

Telecom Services — 3.5%
Amdocs, Ltd.†	146,700	3,509,064
TW Telecom, Inc.†	120,760	1,195,524

		4,704,588

Telecommunication Equipment — 0.9%
CommScope, Inc.†	46,700	1,195,520

Transport-Rail — 1.0%
Canadian National Railway Co. (New York)	28,900	1,409,742

Transport-Truck — 1.7%
Landstar System, Inc.	63,000	2,310,840

SunAmerica Series Trust Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

Veterinary Diagnostics — 1.1%
VCA Antech, Inc.†	60,310	$1,542,730

Vitamins & Nutrition Products — 1.0%
NBTY, Inc.†	35,900	1,299,580

Web Hosting/Design — 1.0%
Equinix, Inc.†	16,800	1,373,064

Total Long-Term Investment Securities (cost $132,005,236)		132,635,249

REPURCHASE AGREEMENT — 1.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/09, to be repurchased 08/03/09 in the amount of $2,485,002 and collateralized by $2,420,000 of Federal Home Loan Bank Notes, bearing interest at 3.62% due 10/18/13 and having approximate value of $2,537,975 (cost $2,485,000)	$2,485,000	2,485,000

TOTAL INVESTMENTS (cost $134,490,236)(1)	99.9%	135,120,249
Other assets less liabilities	0.1	132,628

NET ASSETS	100.0%	$135,252,877

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$132,635,249	$—	$—	$132,635,249
Repurchase Agreements	—	2,485,000	—	2,485,000

Total	$132,635,249	$2,485,000	$—	$135,120,249

See Notes to Financial Statements

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	8.0%
Commercial Services	5.7
Medical-Drugs	5.6
Computer Services	4.1
Electronic Components-Semiconductors	3.6
Consulting Services	3.4
Theaters	3.2
Diversified Manufacturing Operations	3.2
Schools	2.9
Medical-Generic Drugs	2.9
Repurchase Agreements	2.9
Transactional Software	2.5
Chemicals-Specialty	2.4
Cellular Telecom	2.2
Wireless Equipment	2.1
Computer Software	2.0
Entertainment Software	1.8
Medical Instruments	1.8
Commercial Services-Finance	1.8
Human Resources	1.6
Diagnostic Kits	1.6
Retail-Computer Equipment	1.5
Leisure Products	1.5
Machinery-General Industrial	1.4
Finance-Investment Banker/Broker	1.4
Recreational Vehicles	1.4
Retail-Apparel/Shoe	1.3
Real Estate Management/Services	1.3
Retail-Auto Parts	1.3
Web Hosting/Design	1.3
Engineering/R&D Services	1.2
Enterprise Software/Service	1.2
Casino Services	1.1
Oil & Gas Drilling	1.1
Motion Pictures & Services	1.1
Printing-Commercial	1.1
Instruments-Scientific	1.0
Medical-Biomedical/Gene	1.0
Dental Supplies & Equipment	1.0
Insurance-Multi-line	1.0
Containers-Metal/Glass	0.9
Hotels/Motels	0.9
E-Commerce/Services	0.8
Industrial Audio & Video Products	0.8
Pharmacy Services	0.8
Electronic Connectors	0.8
Chemicals-Diversified	0.8
Racetracks	0.8
Industrial Gases	0.7
Retail-Bedding	0.7
Machinery-Construction & Mining	0.7
Retail-Discount	0.6
Transport-Services	0.6
Retail-Restaurants	0.6
Retail-Sporting Goods	0.5
Casino Hotels	0.5

100.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.1%
Casino Hotels — 0.5%
Las Vegas Sands Corp.†	29,700	$277,695

Casino Services — 1.1%
Scientific Games Corp., Class A†	37,600	677,552

Cellular Telecom — 2.2%
NII Holdings, Inc.†	57,700	1,328,254

Chemicals-Diversified — 0.8%
Celanese Corp., Class A	18,100	465,170

Chemicals-Specialty — 2.4%
Ecolab, Inc.	34,100	1,415,491

Commercial Services — 5.7%
Alliance Data Systems Corp.†	24,400	1,244,400
Live Nation, Inc.†	166,300	971,192
TeleTech Holdings, Inc.†	29,200	488,224
Weight Watchers International, Inc.	24,500	683,060

		3,386,876

Commercial Services-Finance — 1.8%
Total System Services, Inc.	29,800	437,464
Wright Express Corp.†	22,124	625,667

		1,063,131

Computer Services — 4.1%
Cognizant Technology Solutions Corp., Class A†	33,200	982,388
IHS, Inc., Class A†	29,900	1,493,206

		2,475,594

Computer Software — 2.0%
Omniture, Inc.†	88,000	1,203,840

Consulting Services — 3.4%
FTI Consulting, Inc.†	16,000	870,880
Gartner, Inc.†	66,300	1,133,730

		2,004,610

Containers-Metal/Glass — 0.9%
Owens-Illinois, Inc.†	15,500	526,070

Dental Supplies & Equipment — 1.0%
Dentsply International, Inc.	17,500	583,625

Diagnostic Kits — 1.6%
Inverness Medical Innovations, Inc.†	27,800	935,470

Diversified Manufacturing Operations — 3.2%
Acuity Brands, Inc.	13,800	407,238
ITT Corp.	30,100	1,486,940

		1,894,178

E-Commerce/Services — 0.8%
Priceline.com, Inc.†	3,900	505,518

Electronic Components-Semiconductors — 3.6%
Microsemi Corp.†	72,200	985,530
PMC — Sierra, Inc.†	127,400	1,165,710

		2,151,240

Electronic Connectors — 0.8%
Thomas & Betts Corp.†	18,000	479,520

Engineering/R&D Services — 1.2%
URS Corp.†	14,500	733,700

Enterprise Software/Service — 1.2%
Lawson Software, Inc.†	120,600	716,364

Entertainment Software — 1.8%
Activision Blizzard, Inc.†	77,500	887,375
THQ, Inc.†	30,800	206,668

		1,094,043

Finance-Investment Banker/Broker — 1.4%
Lazard, Ltd., Class A	13,500	499,365
Raymond James Financial, Inc.	15,600	320,112

		819,477

Hotel/Motels — 0.9%
Starwood Hotels & Resorts Worldwide, Inc.	22,000	519,420

Human Resources — 1.6%
Resources Connection, Inc.†	63,000	951,300

Industrial Audio & Video Products — 0.8%
Dolby Laboratories, Inc., Class A†	12,100	503,723

Industrial Gases — 0.7%
Airgas, Inc.	10,100	450,258

Instruments-Scientific — 1.0%
Varian, Inc.†	12,100	614,196

Insurance-Multi-line — 1.0%
Hanover Insurance Group, Inc.	14,800	581,788

Leisure Products — 1.5%
WMS Industries, Inc.†	24,600	889,536

Machinery-Construction & Mining — 0.7%
Bucyrus International, Inc.	14,300	421,564

Machinery-General Industrial — 1.4%
Gardner Denver, Inc.†	28,300	826,077

Medical Instruments — 1.8%
Boston Scientific Corp.†	101,700	1,092,258

Medical-Biomedical/Gene — 1.0%
Vertex Pharmaceuticals, Inc.†	16,900	608,569

Medical-Drugs — 5.6%
Allergan, Inc.	13,000	694,590
Cephalon, Inc.†	6,400	375,360
Forest Laboratories, Inc.†	34,400	888,552
Shire PLC ADR	30,300	1,357,743

		3,316,245

Medical-Generic Drugs — 2.9%
Mylan, Inc.†	97,700	1,288,663
Perrigo Co.	16,200	439,668

		1,728,331

Motion Pictures & Services — 1.1%
DreamWorks Animation SKG, Inc., Class A†	20,600	649,106

Oil & Gas Drilling — 1.1%
Noble Corp.	20,000	677,200

Oil Companies-Exploration & Production — 8.0%
Concho Resources, Inc.†	27,000	828,900
Continental Resources, Inc.†	16,300	551,429
PetroHawk Energy Corp.†	62,200	1,510,216
Range Resources Corp.	23,400	1,085,994

SunAmerica Series Trust Aggressive Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)

Whiting Petroleum Corp.†	17,500	$804,300

		4,780,839

Pharmacy Services — 0.8%
Express Scripts, Inc.†	6,900	483,276

Printing-Commercial — 1.1%
VistaPrint, Ltd.†	15,381	634,466

Racetracks — 0.8%
Penn National Gaming, Inc.†	14,200	450,282

Real Estate Management/Services — 1.3%
CB Richard Ellis Group, Inc., Class A†	73,200	797,880

Recreational Vehicles — 1.4%
Polaris Industries, Inc.	21,400	810,418

Retail-Apparel/Shoe — 1.3%
American Eagle Outfitters, Inc.	20,100	289,239
Phillips-Van Heusen Corp.	14,600	516,548

		805,787

Retail-Auto Parts — 1.3%
Advance Auto Parts, Inc.	16,300	753,549

Retail-Bedding — 0.7%
Bed Bath & Beyond, Inc.†	12,200	423,950

Retail-Computer Equipment — 1.5%
GameStop Corp., Class A†	41,300	904,057

Retail-Discount — 0.6%
Big Lots, Inc.†	15,800	364,032

Retail-Restaurants — 0.6%
PF Chang’s China Bistro, Inc.†	10,200	345,882

Retail-Sporting Goods — 0.5%
Dick’s Sporting Goods, Inc.†	15,200	301,720

Schools — 2.9%
Apollo Group, Inc., Class A†	17,000	1,173,680
Strayer Education, Inc.	2,700	573,426

		1,747,106

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Theaters — 3.2%
National CineMedia, Inc.	69,886	$1,028,023
Regal Entertainment Group, Class A	70,600	878,264

		1,906,287

Transactional Software — 2.5%
Solera Holdings, Inc.†	54,576	1,469,732

Transport-Services — 0.6%
UTi Worldwide, Inc.†	28,800	363,456

Web Hosting/Design — 1.3%
Equinix, Inc.†	9,200	751,916

Wireless Equipment — 2.1%
SBA Communications Corp., Class A†	47,000	1,226,230

Total Long-Term Investment Securities (cost $54,730,143)		57,887,854

REPURCHASE AGREEMENT — 2.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/09, to be repurchased 08/03/09 in the amount of $1,702,001 and collateralized by $1,735,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 0.66% due 04/01/11 and having approximate value of $1,737,169 (cost $1,702,000)	$1,702,000	1,702,000

TOTAL INVESTMENTS (cost $56,432,143)(1)	100.0%	59,589,854
Other assets less liabilities	0.0	7,247

NET ASSETS	100.0%	$59,597,101

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Commercial Services	$3,386,876	$—	$—	$3,386,876
Medical — Drugs	3,316,245	—	—	3,316,245
Oil Companies — Exploration & Production	4,780,839	—	—	4,780,839
Other Industries*	46,403,894	—	—	46,403,894
Repurchase Agreements	—	1,702,000	—	1,702,000

Total	$57,887,854	$1,702,000	$—	$59,589,854

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Repurchase Agreements	12.0%
Medical-Biomedical/Gene	4.6
Finance-Investment Banker/Broker	3.7
Electronic Components-Semiconductors	3.6
Commercial Services-Finance	2.7
Internet Infrastructure Software	2.5
Enterprise Software/Service	2.5
Oil Companies-Exploration & Production	2.5
Medical Products	2.4
Semiconductor Equipment	2.4
Wireless Equipment	2.2
Footwear & Related Apparel	2.2
Networking Products	2.1
Computers-Integrated Systems	1.9
Retail-Apparel/Shoe	1.9
Oil Field Machinery & Equipment	1.5
Medical-Drugs	1.5
Consumer Products-Misc.	1.5
Medical Instruments	1.3
Banks-Commercial	1.2
Retail-Restaurants	1.2
Food-Misc.	1.2
Motion Pictures & Services	1.1
Physical Therapy/Rehabilitation Centers	1.1
Medical Information Systems	1.0
Insurance-Reinsurance	1.0
Wire & Cable Products	1.0
Containers-Paper/Plastic	0.9
Medical Labs & Testing Services	0.9
Containers-Metal/Glass	0.8
Therapeutics	0.8
E-Services/Consulting	0.8
Distribution/Wholesale	0.8
Transactional Software	0.8
Electric-Transmission	0.8
Software Tools	0.8
Web Hosting/Design	0.8
Medical Sterilization Products	0.8
Apparel Manufacturers	0.8
Physicians Practice Management	0.8
Medical-Hospitals	0.8
Retail-Gardening Products	0.7
Cellular Telecom	0.7
Identification Systems	0.7
Internet Telephone	0.7
Casino Services	0.7
Medical-HMO	0.7
Insurance-Property/Casualty	0.7
Consulting Services	0.7
Internet Content-Entertainment	0.7
Protection/Safety	0.7
Applications Software	0.7
Private Corrections	0.7
Intimate Apparel	0.7
Computers-Memory Devices	0.7
Toys	0.7
Schools	0.7
Retail-Discount	0.7
Transport-Truck	0.7
Semiconductor Components-Integrated Circuits	0.7
Commercial Services	0.6
Beverages-Non-alcoholic	0.6
Communications Software	0.5
Internet Application Software	0.5
Building & Construction Products-Misc.	0.5
Retail-Petroleum Products	0.5
Audio/Video Products	0.5
Oil-Field Services	0.5
Building & Construction-Misc.	0.5
Research & Development	0.5
Auto-Heavy Duty Trucks	0.5
Telecommunication Equipment	0.5
Building-Heavy Construction	0.5
Engineering/R&D Services	0.5
Alternative Waste Technology	0.5
Theaters	0.5
Machinery-General Industrial	0.5
E-Commerce/Products	0.5
Superconductor Product & Systems	0.5
Chemicals-Diversified	0.5
Aerospace/Defense	0.5
Environmental Consulting & Engineering	0.5
Publishing-Newspapers	0.5
Medical-Generic Drugs	0.5
Data Processing/Management	0.4
Cosmetics & Toiletries	0.4
Energy-Alternate Sources	0.3
Computers-Periphery Equipment	0.3
Internet Security	0.3

102.4%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 90.4%
Aerospace/Defense — 0.5%
TransDigm Group, Inc.†	10,300	$394,387

Alternative Waste Technology — 0.5%
Calgon Carbon Corp.†	33,100	419,377

Apparel Manufacturers — 0.8%
Carter’s, Inc.†	23,100	654,654

Applications Software — 0.7%
Nuance Communications, Inc.†	46,700	616,440

Audio/Video Products — 0.5%
Tivo, Inc.†	43,300	443,825

Auto-Heavy Duty Trucks — 0.5%
Force Protection, Inc.†	83,300	430,661

Banks-Commercial — 1.2%
First Horizon National Corp.†	33,866	434,162
Signature Bank†	21,200	624,976

		1,059,138

Beverages-Non-alcoholic — 0.6%
Hansen Natural Corp.†	17,600	545,776

Building & Construction Products-Misc. — 0.5%
Owens Corning, Inc.†	24,500	450,310

Building & Construction-Misc. — 0.5%
Dycom Industries, Inc.†	34,400	437,912

Building-Heavy Construction — 0.5%
KHD Humboldt Wedag International, Ltd.†	44,500	423,640

Casino Services — 0.7%
Bally Technologies, Inc.†	17,600	637,296

Cellular Telecom — 0.7%
Syniverse Holdings, Inc.†	36,600	641,598

Chemicals-Diversified — 0.5%
Solutia, Inc.†	44,700	399,618

Commercial Services — 0.6%
HMS Holdings Corp.†	14,300	549,120

Commercial Services-Finance — 2.7%
Global Cash Access Holdings, Inc.†	50,600	455,400
Lender Processing Services, Inc.	18,900	646,002
Net 1 UEPS Technologies, Inc.†	42,000	708,120
TNS, Inc.†	20,600	472,358

		2,281,880

Communications Software — 0.5%
SolarWinds, Inc.†	23,500	470,000

Computers-Integrated Systems — 1.9%
Brocade Communications Systems, Inc.†	71,300	560,418
MICROS Systems, Inc.†	23,900	654,621
NCI, Inc.†	13,800	437,322

		1,652,361

Computers-Memory Devices — 0.7%
STEC, Inc.†	17,800	606,802

Computers-Periphery Equipment — 0.3%
Synaptics, Inc.†	9,800	234,906

Consulting Services — 0.7%
FTI Consulting, Inc.†	11,400	620,502

Consumer Products-Misc. — 1.5%
Central Garden and Pet Co. Class A†	54,600	616,434
The Scotts Miracle-Gro Co., Class A	16,600	648,230

		1,264,664

Containers-Metal/Glass — 0.8%
Greif, Inc., Class A	13,900	713,487

Containers-Paper/Plastic — 0.9%
Packaging Corp. of America	39,600	778,932

Cosmetics & Toiletries — 0.4%
Chattem, Inc.†	5,800	363,486

Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	21,300	367,851

Distribution/Wholesale — 0.8%
Fossil, Inc.†	25,900	682,206

E-Commerce/Products — 0.5%
MercadoLibre, Inc.†	14,000	403,480

E-Services/Consulting — 0.8%
GSI Commerce, Inc.†	37,800	689,472

Electric-Transmission — 0.8%
ITC Holdings Corp.	14,100	672,570

Electronic Components-Semiconductors — 3.6%
ARM Holdings PLC ADR	100,600	642,834
Microsemi Corp.†	43,300	591,045
Monolithic Power Systems, Inc.†	25,400	563,626
Netlogic Microsystems, Inc.†	10,600	421,244
Rovi Corp.†	32,700	855,432

		3,074,181

Energy-Alternate Sources — 0.3%
Clean Energy Fuels Corp.†	30,100	278,124

Engineering/R&D Services — 0.5%
Stanley, Inc.†	13,700	421,138

Enterprise Software/Service — 2.5%
Informatica Corp.†	36,700	674,913
MedAssets, Inc.†	32,200	601,496
Sybase, Inc.†	24,500	877,100

		2,153,509

Environmental Consulting & Engineering — 0.5%
Tetra Tech, Inc.†	13,000	391,560

Finance-Investment Banker/Broker — 3.7%
Knight Capital Group, Inc., Class A†	45,400	843,078
Lazard, Ltd., Class A	23,300	861,867
optionsXpress Holdings, Inc.	48,100	869,167
Stifel Financial Corp.†	12,600	629,118

		3,203,230

Food-Misc. — 1.2%
Chiquita Brands International, Inc.†	37,200	455,700
Ralcorp Holdings, Inc.†	9,100	577,941

		1,033,641

Footwear & Related Apparel — 2.2%
Iconix Brand Group, Inc.†	41,200	721,824
Steven Madden, Ltd.†	15,500	496,930
Wolverine World Wide, Inc.	26,400	636,240

		1,854,994

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Identification Systems — 0.7%
Cogent, Inc.†	56,260	$641,364

Insurance-Property/Casualty — 0.7%
ProAssurance Corp.†	12,500	634,750

Insurance-Reinsurance — 1.0%
Aspen Insurance Holdings, Ltd.	34,200	850,554

Internet Application Software — 0.5%
Cybersource Corp.†	26,200	454,308

Internet Content-Entertainment — 0.7%
Perfect World Co., Ltd. ADR†	17,300	618,994

Internet Infrastructure Software — 2.5%
AsiaInfo Holdings, Inc.†	32,400	624,348
F5 Networks, Inc.†	10,800	400,896
TeleCommunication Systems, Inc., Class A†	57,400	475,272
TIBCO Software, Inc.†	77,200	673,956

		2,174,472

Internet Security — 0.3%
SonicWALL, Inc.†	30,400	230,736

Internet Telephone — 0.7%
j2 Global Communications, Inc.†	26,700	640,533

Intimate Apparel — 0.7%
The Warnaco Group, Inc.†	16,900	613,977

Machinery-General Industrial — 0.5%
Middleby Corp.†	8,300	405,870

Medical Information Systems — 1.0%
athenahealth, Inc.†	12,600	465,444
Eclipsys Corp.†	23,100	420,420

		885,864

Medical Instruments — 1.3%
NuVasive, Inc.†	13,400	554,626
Volcano Corp.†	38,000	577,220

		1,131,846

Medical Labs & Testing Services — 0.9%
Genoptix, Inc.†	23,800	745,178

Medical Products — 2.4%
American Medical Systems Holdings, Inc.†	36,900	564,201
Haemonetics Corp.†	10,300	607,803
PSS World Medical, Inc.†	45,500	919,555

		2,091,559

Medical Sterilization Products — 0.8%
STERIS Corp.	23,500	659,880

Medical-Biomedical/Gene — 4.6%
Acorda Therapeutics, Inc.†	16,600	419,316
Alexion Pharmaceuticals, Inc.†	15,100	665,155
Alnylam Pharmaceuticals, Inc.†	17,900	416,533
AMAG Pharmaceuticals, Inc.†	9,100	413,231
Emergent Biosolutions, Inc.†	25,800	370,488
Exelixis, Inc.†	79,500	425,325
Illumina, Inc.†	15,200	549,328
Regeneron Pharmaceuticals, Inc.†	32,300	692,512

		3,951,888

Medical-Drugs — 1.5%
MAP Pharmaceuticals, Inc.†	19,200	195,648
Medicis Pharmaceutical Corp., Class A	39,700	679,664
Orexigen Therapeutics, Inc.†	50,400	412,272

		1,287,584

Medical-Generic Drugs — 0.5%
Impax Laboratories, Inc.†	51,700	387,750

Medical-HMO — 0.7%
Centene Corp.†	33,000	637,230

Medical-Hospitals — 0.8%
Community Health Systems, Inc.†	22,900	648,528

Motion Pictures & Services — 1.1%
DreamWorks Animation SKG, Inc., Class A†	29,800	938,998

Networking Products — 2.1%
Atheros Communications, Inc.†	20,200	505,000
Polycom, Inc.†	27,400	650,750
Starent Networks Corp.†	27,400	657,052

		1,812,802

Oil Companies-Exploration & Production — 2.5%
Encore Acquisition Co.†	20,900	744,040
EXCO Resources, Inc.†	51,200	703,488
Whiting Petroleum Corp.†	15,071	692,663

		2,140,191

Oil Field Machinery & Equipment — 1.5%
Dresser-Rand Group, Inc.†	23,200	675,352
Dril-Quip, Inc.†	15,400	651,266

		1,326,618

Oil-Field Services — 0.5%
Key Energy Services, Inc.†	63,200	438,608

Physical Therapy/Rehabilitation Centers — 1.1%
Psychiatric Solutions, Inc.†	33,700	910,574

Physicians Practice Management — 0.8%
IPC The Hospitalist Co. ,Inc.†	7,500	208,875
MEDNAX, Inc.†	9,500	440,325

		649,200

Private Corrections — 0.7%
The Geo Group, Inc.†	34,210	615,096

Protection/Safety — 0.7%
Brink’s Home Security Holdings, Inc.†	20,700	617,274

Publishing-Newspapers — 0.5%
Dolan Media Co.†	28,600	389,818

Research & Development — 0.5%
Parexel International Corp.†	28,200	436,254

Retail-Apparel/Shoe — 1.9%
Aeropostale, Inc.†	17,000	618,800
Gymboree Corp.†	14,900	592,722
Jos. A. Bank Clothiers, Inc.†	11,500	420,785

		1,632,307

Retail-Discount — 0.7%
Dollar Tree, Inc.†	13,000	599,560

Retail-Gardening Products — 0.7%
Tractor Supply Co.†	13,400	642,798

SunAmerica Series Trust Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Retail-Petroleum Products — 0.5%
World Fuel Services Corp.	10,200	$447,372

Retail-Restaurants — 1.2%
Panera Bread Co., Class A†	7,600	417,696
PF Chang’s China Bistro, Inc.†	18,800	637,508

		1,055,204

Schools — 0.7%
Capella Education Co.†	9,400	604,984

Semiconductor Components-Integrated Circuits — 0.7%
Hittite Microwave Corp.†	16,700	586,504

Semiconductor Equipment — 2.4%
Tessera Technologies, Inc.†	15,900	446,631
Varian Semiconductor Equipment Associates, Inc.†	28,900	925,956
Verigy, Ltd.†	50,500	671,145

		2,043,732

Software Tools — 0.8%
Longtop Financial Technologies, Ltd. ADR†	23,800	664,734

Superconductor Product & Systems — 0.5%
American Superconductor Corp.†	12,500	402,125

Telecommunication Equipment — 0.5%
Nice Systems, Ltd. ADR†	15,600	427,128

Theaters — 0.5%
National CineMedia, Inc.	28,300	416,293

Therapeutics — 0.8%
Allos Therapeutics, Inc.†	24,400	196,908
Onyx Pharmaceuticals, Inc.†	13,900	499,288

		696,196

Toys — 0.7%
Marvel Entertainment, Inc.†	15,300	605,268

Transactional Software — 0.8%
Solera Holdings, Inc.†	25,000	673,250

Transport-Truck — 0.7%
Landstar System, Inc.	16,200	594,216

Web Hosting/Design — 0.8%
Equinix, Inc.†	8,100	662,013

Wire & Cable Products — 1.0%
Fushi Copperweld, Inc.†	26,700	235,761
General Cable Corp.†	15,200	589,304

		825,065

Wireless Equipment — 2.2%
Aruba Networks, Inc.†	70,500	626,040
SBA Communications Corp., Class A†	24,800	647,032
Viasat, Inc.†	22,000	594,000

		1,867,072

Total Long-Term Investment Securities (cost $69,857,574)		77,730,847

REPURCHASE AGREEMENT — 12.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/09, to be repurchased 08/03/09 in the amount of $10,300,009 and collateralized by $10,020,000 of Federal Home Loan Bank Bonds, bearing interest at 3.63% due 10/18/13 and having approximate value of $10,508,475 (cost $10,300,000)	$10,300,000	10,300,000

TOTAL INVESTMENTS (cost $80,157,574)(1)	102.4%	88,030,847
Liabilities in excess of other assets	(2.4)	(2,090,286)

NET ASSETS	100.0%	$85,940,561

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock	$77,730,847	$—	$—	$77,730,847
Repurchase Agreements	—	10,300,000	—	10,300,000

Total	$77,730,847	$10,300,000	$—	$88,030,847

See Notes to Financial Statements

SunAmerica Series Trust Marsico Focused Growth Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	12.5%
Computers	8.8
Transport-Rail	6.2
Banks-Super Regional	6.0
Retail-Restaurants	5.8
Commercial Services-Finance	5.4
Web Portals/ISP	5.1
Oil & Gas Drilling	5.0
Aerospace/Defense	5.0
Repurchase Agreements	4.8
Agricultural Chemicals	3.6
Wireless Equipment	3.4
Retail-Drug Store	3.4
Retail-Building Products	3.2
Oil Companies-Integrated	3.2
Chemicals-Diversified	2.5
Retail-Discount	2.5
Medical-Biomedical/Gene	2.5
Diversified Minerals	2.2
Casino Hotels	2.2
Electronic Components-Semiconductors	1.9
Medical-Drugs	1.7
Networking Products	0.9
Finance-Credit Card	0.6

98.4%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Marsico Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 93.7%
Aerospace/Defense — 5.0%
General Dynamics Corp.	44,487	$2,464,135
Lockheed Martin Corp.	16,530	1,235,783

		3,699,918

Agricultural Chemicals — 3.6%
Monsanto Co.	15,405	1,294,020
Potash Corp. of Saskatchewan, Inc.	14,591	1,357,109

		2,651,129

Banks-Super Regional — 6.0%
US Bancorp	112,936	2,305,024
Wells Fargo & Co.	89,256	2,183,202

		4,488,226

Casino Hotels — 2.2%
Wynn Resorts, Ltd.†	32,134	1,644,297

Chemicals-Diversified — 2.5%
The Dow Chemical Co.	89,558	1,895,943

Commercial Services-Finance — 5.4%
Mastercard, Inc., Class A	9,055	1,756,941
Visa, Inc., Class A	35,004	2,291,362

		4,048,303

Computers — 8.8%
Apple, Inc.†	20,147	3,291,818
International Business Machines Corp.	27,832	3,282,228

		6,574,046

Diversified Banking Institutions — 12.5%
Bank of America Corp.	135,676	2,006,648
JPMorgan Chase & Co.	89,046	3,441,628
Morgan Stanley	20,183	575,215
The Goldman Sachs Group, Inc.	20,452	3,339,812

		9,363,303

Diversified Minerals — 2.2%
BHP Billiton PLC ADR	31,200	1,650,480

Electronic Components-Semiconductors — 1.9%
Intel Corp.	72,182	1,389,504

Finance-Credit Card — 0.6%
American Express Co.	15,437	437,330

Medical-Biomedical/Gene — 2.5%
Gilead Sciences, Inc.†	38,315	1,874,753

Medical-Drugs — 1.7%
Abbott Laboratories	27,302	1,228,317

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Networking Products — 0.9%
Juniper Networks, Inc.†	25,765	$673,239

Oil & Gas Drilling — 5.0%
Transocean, Ltd.†	47,132	3,755,949

Oil Companies-Integrated — 3.2%
Petroleo Brasileiro SA ADR	58,375	2,407,385

Retail-Building Products — 3.3%
Lowe’s Cos., Inc.	107,780	2,420,739

Retail-Discount — 2.5%
Wal-Mart Stores, Inc.	37,978	1,894,343

Retail-Drug Store — 3.4%
CVS Caremark Corp.	75,571	2,530,117

Retail-Restaurants — 5.8%
McDonald’s Corp.	78,179	4,304,536

Transport-Rail — 6.2%
Norfolk Southern Corp.	34,095	1,474,609
Union Pacific Corp.	55,355	3,184,019

		4,658,628

Web Portals/ISP — 5.1%
Google, Inc., Class A†	8,589	3,805,356

Wireless Equipment — 3.4%
QUALCOMM, Inc.	55,539	2,566,457

Total Long-Term Investment Securities (cost $62,730,872)		69,962,298

REPURCHASE AGREEMENT — 4.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/09, to be repurchased 08/03/09 in the amount of $3,545,003 and collateralized by $3,590,000 of Federal Home Loan Mtg. Assoc. Notes, bearing interest at 2.18% due 04/23/12 and having approximate value of $3,616,925 (cost $3,545,000)	$3,545,000	3,545,000

TOTAL INVESTMENTS (cost $66,275,872)(1)	98.4%	73,507,298
Other assets less liabilities	1.6	1,166,493

NET ASSETS	100.0%	$74,673,791

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis

ADR — American Depository Receipt

SunAmerica Series Trust Marsico Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$3,699,918	$—	$—	$3,699,918
Banks — Super Regional	4,488,226	—	—	4,488,226
Commercial Services — Finance	4,048,303	—	—	4,048,303
Computers	6,574,046	—	—	6,574,046
Diversified Banking Institutions	9,363,303	—	—	9,363,303
Oil & Gas Drilling	3,755,949	—	—	3,755,949
Retail — Restaurants	4,304,536	—	—	4,304,536
Transport — Rail	4,658,628	—	—	4,658,628
Web Portals/ISP	3,805,356	—	—	3,805,356
Other Industries*	25,264,033	—	—	25,264,033
Repurchase Agreements	—	3,545,000	—	3,545,000

Total	$69,962,298	$3,545,000	$—	$73,507,298

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust Technology Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Applications Software	9.6%
Electronic Components-Semiconductors	8.9
Computers	7.4
Wireless Equipment	7.1
Repurchase Agreements	6.1
Semiconductor Components-Integrated Circuits	4.7
Electronic Components-Misc.	4.7
Computers-Memory Devices	4.5
E-Commerce/Services	4.5
Enterprise Software/Service	4.4
Internet Security	4.1
Semiconductor Equipment	3.5
Telecom Equipment-Fiber Optics	3.1
Telecommunication Equipment	2.6
Computer Services	1.9
Computers-Integrated Systems	1.8
Web Portals/ISP	1.5
Audio/Video Products	1.3
Commercial Services-Finance	1.3
Entertainment Software	1.2
Computer Aided Design	1.2
Electronic Forms	1.1
Electronic Parts Distribution	1.1
Data Processing/Management	1.0
Telecom Services	0.9
Internet Content-Information/News	0.9
Educational Software	0.9
Electronic Measurement Instruments	0.8
Internet Infrastructure Software	0.7
E-Commerce/Products	0.7
Retail-Computer Equipment	0.6
Medical-Biomedical/Gene	0.6
Electronic Connectors	0.5
Medical Information Systems	0.5
Web Hosting/Design	0.5
Cable/Satellite TV	0.5
Cellular Telecom	0.5
Printing-Commercial	0.4
Networking Products	0.4
Schools	0.4
Computers-Periphery Equipment	0.3
Computer Graphics	0.3
Internet Application Software	0.1

99.1%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Technology Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 93.0%
Applications Software — 9.6%
Check Point Software Technologies, Ltd.†	13,670	$364,852
Citrix Systems, Inc.†	9,100	323,960
Intuit, Inc.†	11,690	347,193
Microsoft Corp.	53,200	1,251,264
Nuance Communications, Inc.†	26,380	348,216
Red Hat, Inc.†	19,930	455,002
Salesforce.com, Inc.†	7,530	326,350

		3,416,837

Audio/Video Products — 1.3%
Tivo, Inc.†	45,660	468,015

Cable/Satellite TV — 0.5%
The DIRECTV Group, Inc.†	6,810	176,379

Cellular Telecom — 0.5%
Millicom International Cellular SA†	2,350	174,253

Commercial Services-Finance — 1.3%
TNS, Inc.†	19,490	446,906

Computer Aided Design — 1.2%
Autodesk, Inc.†	19,690	429,439

Computer Graphics — 0.3%
Trident Microsystems, Inc.†	65,590	110,191

Computer Services — 1.9%
Accenture, Ltd., Class A	6,700	234,969
Affiliated Computer Services, Inc., Class A†	3,730	176,839
Cognizant Technology Solutions Corp., Class A†	8,940	264,535

		676,343

Computers — 7.4%
Apple, Inc.†	9,874	1,613,313
Dell, Inc.†	62,110	831,032
Research In Motion, Ltd.†	2,244	170,544

		2,614,889

Computers-Integrated Systems — 1.8%
NCR Corp.†	31,960	413,562
Teradata Corp.†	8,510	209,091

		622,653

Computers-Memory Devices — 4.5%
EMC Corp.†	37,920	571,075
Seagate Technology	35,590	428,504
Western Digital Corp.†	19,670	595,017

		1,594,596

Computers-Periphery Equipment — 0.3%
Synaptics, Inc.†	4,860	116,494

Data Processing/Management — 1.0%
Fiserv, Inc.†	7,660	363,161

E-Commerce/Products — 0.7%
Amazon.com, Inc.†	2,770	237,555

E-Commerce/Services — 4.5%
Ctrip.com International, Ltd. ADR†	2,960	151,700
eBay, Inc.†	28,270	600,737
NetFlix, Inc.†	14,890	654,267
Priceline.com, Inc.†	1,340	173,691

		1,580,395

Educational Software — 0.9%
Blackboard, Inc.†	4,129	140,262
Rosetta Stone, Inc.†	5,710	175,240

		315,502

Electronic Components-Misc. — 4.7%
AU Optronics Corp. ADR	31,340	349,128
Flextronics International, Ltd.†	53,140	282,705
Garmin, Ltd.	13,040	360,686
LG Display Co., Ltd. ADR	45,460	656,897

		1,649,416

Electronic Components-Semiconductors — 8.9%
Altera Corp.	14,050	262,595
Broadcom Corp., Class A†	18,180	513,221
Intel Corp.	26,460	509,355
MEMC Electronic Materials, Inc.†	37,820	666,388
Microchip Technology, Inc.	16,030	431,688
Microsemi Corp.†	17,069	232,992
NVIDIA Corp.†	14,400	186,192
Silicon Laboratories, Inc.†	4,060	173,890
Xilinx, Inc.	8,270	179,376

		3,155,697

Electronic Connectors — 0.5%
Amphenol Corp., Class A	5,770	192,430

Electronic Forms — 1.1%
Adobe Systems, Inc.†	11,530	373,803

Electronic Measurement Instruments — 0.8%
Itron, Inc.†	5,490	286,413

Electronic Parts Distribution — 1.1%
Arrow Electronics, Inc.†	14,470	372,892

Enterprise Software/Service — 4.4%
BMC Software, Inc.†	8,110	275,983
Concur Technologies, Inc.†	4,130	142,444
Omnicell, Inc.†	15,490	193,315
Oracle Corp.	24,030	531,784
Sybase, Inc.†	11,770	421,366

		1,564,892

Entertainment Software — 1.2%
Electronic Arts, Inc.†	20,620	442,711

Internet Application Software — 0.1%
Vocus, Inc.†	2,841	47,786

Internet Content-Information/News — 0.9%
Baidu, Inc. ADR†	910	316,807

Internet Infrastructure Software — 0.7%
Akamai Technologies, Inc.†	15,960	262,382

SunAmerica Series Trust Technology Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Internet Security — 4.1%
McAfee, Inc.†	7,790	$347,278
Symantec Corp.†	27,950	417,294
VeriSign, Inc.†	33,730	689,441

		1,454,013

Medical Information Systems — 0.5%
Cerner Corp.†	2,800	182,224

Medical-Biomedical/Gene — 0.6%
Illumina, Inc.†	5,720	206,721

Networking Products — 0.4%
Atheros Communications, Inc.†	5,550	138,750

Printing-Commercial — 0.4%
VistaPrint, Ltd.†	3,680	151,800

Retail-Computer Equipment — 0.6%
GameStop Corp., Class A†	9,750	213,427

Schools — 0.4%
Capella Education Co.†	1,996	128,463

Semiconductor Components-Integrated Circuits — 4.7%
Analog Devices, Inc.	30,023	821,729
Maxim Integrated Products, Inc.	23,440	415,357
Siliconware Precision Industries Co. ADR	36,730	249,029
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,410	171,813

		1,657,928

Semiconductor Equipment — 3.5%
Applied Materials, Inc.	25,750	355,350
ASML Holding NV	19,430	505,374
Formfactor, Inc.†	6,883	158,653
Verigy, Ltd.†	17,060	226,728

		1,246,105

Telecom Equipment-Fiber Optics — 3.1%
Corning, Inc.	65,690	1,116,730

Telecom Services — 0.9%
Neutral Tandem, Inc.†	3,821	118,451
SAVVIS, Inc.†	14,990	217,505

		335,956

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Telecommunication Equipment — 2.6%
CommScope, Inc.†	20,283	$519,245
Nice Systems, Ltd. ADR†	5,190	142,102
Tandberg ASA	11,870	251,732

		913,079

Web Hosting/Design — 0.5%
Equinix, Inc.†	2,172	177,518

Web Portals/ISP — 1.5%
NetEase.com, Inc. ADR†	3,900	171,834
Sohu.com, Inc.†	5,710	349,281

		521,115

Wireless Equipment — 7.1%
American Tower Corp., Class A†	5,140	175,223
Crown Castle International Corp.†	6,400	183,936
Motorola, Inc.	78,460	561,773
QUALCOMM, Inc.	24,000	1,109,040
SBA Communications Corp., Class A†	19,090	498,058

		2,528,030

Total Long-Term Investment Securities (cost $28,013,977)		32,980,696

REPURCHASE AGREEMENT — 6.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/09, to be repurchased 08/03/09 in the amount of $2,158,002 and collateralized by $2,185,000 of Federal Home Loan Mtg. Corp Notes, bearing interest at 2.18% due 04/23/12 and having an approximate value of $2,201,388 (cost $2,158,000)	$2,158,000	2,158,000

TOTAL INVESTMENTS (cost $30,171,977)(1)	99.1%	35,138,696
Other assets less liabilities	0.9	316,812

NET ASSETS	100.0%	$35,455,508

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR  — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Applications Software	$3,416,837	$—	$—	$3,416,837
Computers	2,614,889	—	—	2,614,889
Electronic Components — Semiconductors	3,155,697	—	—	3,155,697
Wireless Equipment	2,528,030	—	—	2,528,030
Other Industries*	21,265,243	—	—	21,265,243
Repurchase Agreements	—	2,158,000	—	2,158,000

Total	$32,980,696	$2,158,000	$—	$35,138,696

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Insurance-Reinsurance	5.1%
Real Estate Investment Trusts	4.7
Oil Companies-Exploration & Production	4.2
Electric-Integrated	4.2
Distribution/Wholesale	3.6
Retail-Apparel/Shoe	3.5
Electronic Components-Misc.	2.8
Medical-HMO	2.5
Electronic Parts Distribution	2.3
Banks-Commercial	2.3
Metal Processors & Fabrication	2.3
Gas-Distribution	2.2
Savings & Loans/Thrifts	2.2
Insurance-Life/Health	2.1
Time Deposits	2.1
Food-Meat Products	2.1
Computer Services	2.0
Computers-Memory Devices	1.8
Medical-Hospitals	1.8
Diversified Manufacturing Operations	1.6
Oil & Gas Drilling	1.6
Chemicals-Specialty	1.5
Semiconductor Equipment	1.5
Food-Retail	1.5
Insurance-Property/Casualty	1.4
Machinery-Construction & Mining	1.2
Beverages-Non-alcoholic	1.2
Tobacco	1.2
Retail-Major Department Stores	1.2
Batteries/Battery Systems	1.1
Machinery-Electrical	1.1
Transport-Truck	1.1
Semiconductor Components-Integrated Circuits	1.1
Engines-Internal Combustion	1.1
Oil-Field Services	1.0
Containers-Paper/Plastic	1.0
Machinery-General Industrial	1.0
Chemicals-Diversified	1.0
Networking Products	1.0
Retail-Jewelry	1.0
Containers-Metal/Glass	1.0
Steel-Producers	0.9
Telecommunication Equipment	0.9
Agricultural Operations	0.9
Airlines	0.9
Food-Canned	0.9
Computers-Integrated Systems	0.9
Apparel Manufacturers	0.9
Commercial Services	0.9
Rental Auto/Equipment	0.8
Retail-Automobile	0.8
Real Estate Operations & Development	0.8
Human Resources	0.8
Building-Mobile Home/Manufactured Housing	0.7
Pharmacy Services	0.7
Building Products-Wood	0.6
Appliances	0.6
Motorcycle/Motor Scooter	0.6
Golf	0.6
Telecom Services	0.6
Casino Hotels	0.6
Building-Residential/Commercial	0.6
Electronic Components-Semiconductors	0.6
Medical Products	0.6
Independent Power Producers	0.6
Banks-Super Regional	0.5
Television	0.5
Retail-Office Supplies	0.4
Building Products-Doors & Windows	0.3
Auto/Truck Parts & Equipment-Original	0.2

99.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 97.8%
Agricultural Operations — 0.9%
Bunge, Ltd.	47,800	$3,344,566

Airlines — 0.9%
Alaska Air Group, Inc.†	71,000	1,637,260
Skywest, Inc.	127,100	1,611,628

		3,248,888

Apparel Manufacturers — 0.9%
Jones Apparel Group, Inc.	231,300	3,182,688

Appliances — 0.6%
Whirlpool Corp.	40,400	2,306,436

Auto/Truck Parts & Equipment-Original — 0.2%
Federal-Mogul Corp., Class A†	39,456	557,513

Banks-Commercial — 2.3%
Associated Banc-Corp.	43,100	467,204
City National Corp.	49,300	1,944,392
Trustmark Corp.	80,200	1,595,980
Webster Financial Corp.	189,500	2,143,245
Whitney Holding Corp.	259,500	2,273,220

		8,424,041

Banks-Super Regional — 0.5%
Comerica, Inc.	82,700	1,971,568

Batteries/Battery Systems — 1.1%
EnerSys†	205,500	4,066,845

Beverages-Non-alcoholic — 1.2%
Pepsi Bottling Group, Inc.	129,000	4,379,550

Building Products-Doors & Windows — 0.3%
Quanex Building Products Corp.	82,700	983,303

Building Products-Wood — 0.6%
Masco Corp.	166,900	2,324,917

Building-Mobile Home/Manufactured Housing — 0.7%
Thor Industries, Inc.	104,000	2,486,640

Building-Residential/Commercial — 0.6%
NVR, Inc.†	3,545	2,131,077

Casino Hotels — 0.6%
Boyd Gaming Corp.†	234,400	2,154,136

Chemicals-Diversified — 1.0%
Rockwood Holdings, Inc.†	202,800	3,634,176

Chemicals-Specialty — 1.5%
Arch Chemicals, Inc.	77,900	2,068,245
Cytec Industries, Inc.	140,000	3,514,000

		5,582,245

Commercial Services — 0.9%
Convergys Corp.†	296,300	3,173,373

Computer Services — 2.0%
Insight Enterprises, Inc.†	257,300	2,650,190
Perot Systems Corp., Class A†	292,700	4,677,346

		7,327,536

Computers-Integrated Systems — 0.9%
NCR Corp.†	247,400	3,201,356

Computers-Memory Devices — 1.8%
SanDisk Corp.†	145,050	2,584,791
Western Digital Corp.†	134,200	4,059,550

		6,644,341

Containers-Metal/Glass — 1.0%
Owens-Illinois, Inc.†	104,000	3,529,760

Containers-Paper/Plastic — 1.0%
Sonoco Products Co.	138,800	3,675,424

Distribution/Wholesale — 3.6%
Tech Data Corp.†	123,100	4,299,883
United Stationers, Inc.†	105,600	4,901,952
WESCO International, Inc.†	163,300	4,031,877

		13,233,712

Diversified Manufacturing Operations — 1.6%
A.O. Smith Corp.	52,100	2,033,984
Acuity Brands, Inc.	64,500	1,903,395
Cooper Industries, Ltd., Class A	57,000	1,878,150

		5,815,529

Electric-Integrated — 4.2%
Allegheny Energy, Inc.	36,600	922,686
CMS Energy Corp.	246,925	3,195,210
Northeast Utilities	208,700	4,802,187
Portland General Electric Co.	188,400	3,585,252
Wisconsin Energy Corp.	63,200	2,715,704

		15,221,039

Electronic Components-Misc. — 2.8%
AU Optronics Corp. ADR	297,300	3,311,922
AVX Corp.	186,400	2,048,536
Flextronics International, Ltd.†	941,000	5,006,120

		10,366,578

Electronic Components-Semiconductors — 0.6%
Amkor Technology, Inc.†	333,800	2,089,588

Electronic Parts Distribution — 2.3%
Arrow Electronics, Inc.†	195,800	5,045,766
Avnet, Inc.†	138,900	3,389,160

		8,434,926

Engines-Internal Combustion — 1.1%
Briggs & Stratton Corp.	223,825	3,843,075

Food-Canned — 0.9%
Del Monte Foods Co.	332,000	3,207,120

Food-Meat Products — 2.1%
Smithfield Foods, Inc.†	355,800	4,821,090
Tyson Foods, Inc., Class A	233,700	2,671,191

		7,492,281

Food-Retail — 1.5%
Ruddick Corp.	101,600	2,387,600
SUPERVALU, Inc.	199,500	2,958,585

		5,346,185

Gas-Distribution — 2.2%
Atmos Energy Corp.	172,200	4,676,952
NiSource, Inc.	258,375	3,330,454

		8,007,406

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Golf — 0.6%
Callaway Golf Co.	346,000	$2,204,020

Human Resources — 0.8%
Kelly Services, Inc., Class A	235,900	2,774,184

Independent Power Producers — 0.6%
RRI Energy, Inc.†	378,000	2,022,300

Insurance-Life/Health — 2.1%
StanCorp Financial Group, Inc.	124,100	4,271,522
Unum Group	188,875	3,545,184

		7,816,706

Insurance-Property/Casualty — 1.4%
Arch Capital Group, Ltd.†	35,700	2,220,183
Fidelity National Financial, Inc., Class A	196,300	2,816,905

		5,037,088

Insurance-Reinsurance — 5.1%
Aspen Insurance Holdings, Ltd.	185,600	4,615,872
Endurance Specialty Holdings, Ltd.	66,800	2,229,116
PartnerRe, Ltd.	29,900	2,050,841
Platinum Underwriters Holdings, Ltd.	141,800	4,785,750
Reinsurance Group of America, Inc.	78,300	3,249,450
RenaissanceRe Holdings, Ltd.	35,900	1,803,975

		18,735,004

Machinery-Construction & Mining — 1.2%
Terex Corp.†	299,500	4,546,410

Machinery-Electrical — 1.1%
Regal-Beloit Corp.	86,600	4,014,776

Machinery-General Industrial — 1.0%
Gardner Denver, Inc.†	124,800	3,642,912

Medical Products — 0.6%
Henry Schein, Inc.†	39,600	2,034,648

Medical-HMO — 2.5%
AMERIGROUP Corp.†	106,400	2,625,952
Coventry Health Care, Inc.†	113,000	2,599,000
Molina Healthcare, Inc.†	172,300	3,885,365

		9,110,317

Medical-Hospitals — 1.8%
LifePoint Hospitals, Inc.†	150,196	4,154,421
Universal Health Services, Inc., Class B	40,900	2,274,449

		6,428,870

Metal Processors & Fabrication — 2.3%
Commercial Metals Co.	284,400	4,703,976
Mueller Industries, Inc.	150,000	3,564,000

		8,267,976

Motorcycle/Motor Scooter — 0.6%
Harley-Davidson, Inc.	99,100	2,239,660

Networking Products — 1.0%
Anixter International, Inc.†	104,400	3,572,568

Oil & Gas Drilling — 1.6%
Helmerich & Payne, Inc.	114,200	3,923,912
Rowan Cos., Inc.	83,500	1,781,055

		5,704,967

Oil Companies-Exploration & Production — 4.2%
Cimarex Energy Co.	176,500	6,315,170
Denbury Resources, Inc.†	225,100	3,736,660
Whiting Petroleum Corp.†	117,700	5,409,492

		15,461,322

Oil-Field Services — 1.0%
Acergy SA ADR	59,200	632,848
Oil States International, Inc.†	113,900	3,088,968

		3,721,816

Pharmacy Services — 0.7%
Omnicare, Inc.	102,200	2,439,514

Real Estate Investment Trusts — 4.7%
Alexandria Real Estate Equities, Inc.	31,400	1,196,654
Brandywine Realty Trust	276,100	2,258,498
Digital Realty Trust, Inc.	81,500	3,304,825
Home Properties, Inc.	82,200	2,934,540
Mid-America Apartment Communities, Inc.	55,400	2,197,718
Sunstone Hotel Investors, Inc.	192,631	1,071,028
Tanger Factory Outlet Centers, Inc.	90,900	3,230,586
Taubman Centers, Inc.	36,600	973,926

		17,167,775

Real Estate Operations & Development — 0.8%
Brookfield Properties Corp.	296,600	2,805,836

Rental Auto/Equipment — 0.8%
Hertz Global Holdings, Inc.†	308,500	2,912,240

Retail-Apparel/Shoe — 3.5%
Foot Locker, Inc.	420,800	4,662,464
Limited Brands, Inc.	265,300	3,432,982
The Men’s Wearhouse, Inc.	216,700	4,682,887

		12,778,333

Retail-Automobile — 0.8%
AutoNation, Inc.†	137,500	2,843,500

Retail-Jewelry — 1.0%
Signet Jewelers, Ltd.	161,300	3,561,504

Retail-Major Department Stores — 1.2%
J.C. Penney Co., Inc.	141,200	4,257,180

Retail-Office Supplies — 0.4%
Office Depot, Inc.†	359,215	1,634,428

Savings & Loans/Thrifts — 2.2%
Astoria Financial Corp.	70,900	688,439
First Niagara Financial Group, Inc.	238,300	3,133,645
Provident Financial Services, Inc.	81,100	960,224
Washington Federal, Inc.	231,500	3,224,795

		8,007,103

Semiconductor Components-Integrated Circuits — 1.1%
Siliconware Precision Industries Co. ADR	578,200	3,920,196

Semiconductor Equipment — 1.5%
Lam Research Corp.†	105,550	3,172,833
Teradyne, Inc.†	300,100	2,364,788

		5,537,621

SunAmerica Series Trust Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Steel-Producers — 0.9%
Reliance Steel & Aluminum Co.	101,300	$3,414,823

Telecom Services — 0.6%
Amdocs, Ltd.†	90,600	2,167,152

Telecommunication Equipment — 0.9%
CommScope, Inc.†	132,700	3,397,120

Television — 0.5%
CBS Corp., Class B	212,100	1,737,099

Tobacco — 1.2%
Universal Corp.	114,900	4,374,243

Transport-Truck — 1.1%
Arkansas Best Corp.	30,200	860,096
Con-way, Inc.	68,100	3,101,955

		3,962,051

Total Long-Term Investment Securities (cost $383,964,705)		355,641,080

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Time Deposits — 2.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/03/09 (cost $7,595,000)	$7,595,000	$7,595,000

TOTAL INVESTMENTS (cost $391,559,705)(1)	99.9%	363,236,080
Other assets less liabilities	0.1	367,585

NET ASSETS	100.0%	$363,603,665

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR  — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Insurance — Reinsurance	$18,735,004	$—	$—	$18,735,004
Other Industries*	336,906,076	—	—	336,906,076
Short-Term Investment Securities:
Time Deposits	—	7,595,000	—	7,595,000

Total	$355,641,080	$7,595,000	$—	$363,236,080

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Banks-Commercial	15.2%
Oil Companies-Integrated	8.7
Diversified Banking Institutions	6.8
Auto-Cars/Light Trucks	5.0
Medical-Drugs	4.6
Insurance-Multi-line	4.5
Telephone-Integrated	2.9
Food-Misc.	2.9
Diversified Operations	2.6
Steel-Producers	2.3
Cellular Telecom	2.1
Food-Retail	2.0
Multimedia	1.9
Airlines	1.8
Electric Products-Misc.	1.8
Retail-Convenience Store	1.8
Transport-Services	1.8
Electronic Components-Misc.	1.5
Import/Export	1.5
U.S. Government Treasuries	1.2
Diversified Minerals	1.2
Computers-Integrated Systems	1.2
Electric-Integrated	1.2
Real Estate Investment Trusts	1.1
Auto/Truck Parts & Equipment-Original	1.1
Diversified Financial Services	1.1
Television	1.1
Fisheries	1.0
Oil Companies-Exploration & Production	1.0
Food-Catering	0.9
Electric-Generation	0.9
Real Estate Operations & Development	0.9
Transport-Marine	0.9
Office Automation & Equipment	0.8
Human Resources	0.8
Insurance-Reinsurance	0.7
Insurance-Property/Casualty	0.7
Chemicals-Diversified	0.7
Steel Pipe & Tube	0.7
Telecom Services	0.6
Software Tools	0.6
Tobacco	0.5
Retail-Apparel/Shoe	0.5
Distribution/Wholesale	0.5
Semiconductor Components-Integrated Circuits	0.5
Aerospace/Defense	0.5
Gas-Distribution	0.5
Internet Content-Entertainment	0.5
Public Thoroughfares	0.5
Travel Services	0.4
Entertainment Software	0.4
Oil Refining & Marketing	0.4
Finance-Leasing Companies	0.4
Soap & Cleaning Preparation	0.4
Warehousing & Harbor Transportation Services	0.4
Oil-Field Services	0.4
Finance-Credit Card	0.3
Electronic Components-Semiconductors	0.3
Metal-Copper	0.2
Real Estate Management/Services	0.2
Non-Ferrous Metals	0.1

100.0%

Country Allocation*

Japan	20.5%
United Kingdom	16.6
Switzerland	9.8
France	9.3
Canada	6.5
Germany	4.7
Spain	4.4
Singapore	4.3
South Korea	3.7
Australia	3.5
China	1.6
Italy	1.3
Hong Kong	1.3
United States	1.2
Netherlands	1.2
Greece	1.1
Norway	1.0
Cayman Islands	1.0
Brazil	1.0
Czech Republic	0.9
Ireland	0.9
Denmark	0.9
Luxembourg	0.9
Mexico	0.6
Belgium	0.5
Taiwan	0.5
Bermuda	0.4
United Arab Emirates	0.4

100.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 98.8%
Australia — 3.5%
BHP Billiton, Ltd.	64,885	$2,053,989
BlueScope Steel, Ltd.	998,084	2,813,098
Commonwealth Bank of Australia	46,818	1,675,886
Macquarie Infrastructure Group	1,405,550	1,704,521
National Australia Bank, Ltd.	151,032	3,073,258
Qantas Airways, Ltd.	879,896	1,707,290

		13,028,042

Belgium — 0.5%
KBC Groep NV†	89,215	1,902,285

Bermuda — 0.4%
Noble Group, Ltd.	1,082,000	1,571,330

Brazil — 1.0%
Banco do Brasil SA	118,200	1,497,654
Petroleo Brasileiro SA ADR	55,131	2,273,602

		3,771,256

Canada — 6.5%
BCE, Inc.	95,200	2,185,469
Brookfield Properties Corp.	161,799	1,509,473
Metro, Inc. Class A	53,985	1,691,338
National Bank of Canada	115,472	6,228,896
Nexen, Inc.	175,119	3,629,990
Royal Bank of Canada	113,000	5,379,104
Toronto-Dominion Bank	58,500	3,427,185

		24,051,455

Cayman Islands — 1.0%
Longtop Financial Technologies, Ltd. ADR†	74,332	2,076,093
Perfect World Co., Ltd. ADR†	48,900	1,749,642

		3,825,735

China — 1.6%
Bank of China, Ltd.	4,996,000	2,488,314
Industrial & Commercial Bank of China	4,659,000	3,354,459

		5,842,773

Czech Republic — 0.9%
CEZ AS	63,624	3,426,968

Denmark — 0.9%
D/S Norden(1)	89,576	3,193,203

France — 9.3%
AXA SA	292,082	6,173,793
BNP Paribas	88,108	6,423,431
France Telecom SA	117,505	2,932,571
Societe Generale	60,003	3,852,777
Total SA	105,194	5,833,891
UBISOFT Entertainment†	97,747	1,669,735
Unibail-Rodamco	10,747	1,877,949
Vallourec SA	18,622	2,449,820
Vivendi	130,470	3,351,907

		34,565,874

Germany — 4.7%
Bayerische Motoren Werke AG	44,540	2,058,748
Daimler AG	33,722	1,560,637
Deutsche Bank AG	53,447	3,457,718
Deutsche Post AG	201,309	3,186,309
E.ON AG	47,858	1,811,710
Muenchener Rueckversicherungs AG	18,281	2,764,270
RWE AG	29,429	2,485,249

		17,324,641

Greece — 1.1%
National Bank of Greece SA†	143,405	4,186,011

Hong Kong — 1.3%
Guangdong Investment, Ltd.	5,390,000	3,018,380
Wharf Holdings, Ltd.	380,000	1,789,666

		4,808,046

Ireland — 0.9%
Irish Life & Permanent PLC	382,782	1,865,880
Kerry Group PLC	62,745	1,463,081

		3,328,961

Italy — 1.3%
Fiat SpA†	269,322	2,986,466
Mediaset SpA	304,618	1,841,974

		4,828,440

Japan — 20.5%
Aisin Seiki Co., Ltd.	106,700	2,745,728
Astellas Pharma, Inc.	128,600	4,906,166
Canon, Inc.	84,000	3,133,633
Credit Saison Co., Ltd.	79,500	1,038,436
Daito Trust Construction Co., Ltd.	14,400	709,157
FamilyMart Co., Ltd.	59,800	1,946,462
Fujitsu, Ltd.	684,000	4,496,148
Honda Motor Co., Ltd.	69,000	2,224,042
Japan Retail Fund Investment Corp.	471	2,364,333
Japan Tobacco, Inc.	675	1,954,557
JFE Holdings, Inc.	62,600	2,520,539
KDDI Corp.	544	2,886,003
Lawson, Inc.	115,800	4,809,448
Leopalace21 Corp.	205,100	1,757,845
Mitsubishi Corp.	129,200	2,580,587
Mitsubishi Electric Corp.	343,000	2,515,635
Mitsui & Co., Ltd.	235,700	2,956,681
Nippon Mining Holdings, Inc.	330,500	1,571,731
Nippon Telegraph and Telephone Corp.	120,300	4,970,917
Nissan Motor Co., Ltd.	940,700	6,849,588
Nitto Denko Corp.	77,100	2,485,125
Ono Pharmaceutical Co., Ltd.	30,100	1,339,192
ORIX Corp.(1)	24,420	1,545,847
Sumitomo Mitsui Financial Group, Inc.	48,000	2,054,425
Tokyo Gas Co., Ltd.	504,000	1,848,222
Toyo Suisan Kaisha, Ltd.	156,000	3,898,970
Toyoda Gosei Co., Ltd.	46,800	1,449,131
Toyota Motor Corp.	68,300	2,879,968

		76,438,516

Luxembourg — 0.9%
ArcelorMittal	88,133	3,171,802

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Mexico — 0.6%
America Movil SAB de CV, Series L ADR	51,025	$2,194,585

Netherlands — 1.2%
Koninklijke Ahold NV	399,012	4,537,749

Norway — 1.0%
DnB NOR ASA†	259,100	2,254,753
StatoilHydro ASA	76,077	1,625,935

		3,880,688

Singapore — 4.3%
ComfortDelgro Corp., Ltd.	3,150,000	3,392,628
DBS Group Holdings, Ltd.	280,000	2,700,483
Jardine Cycle & Carriage, Ltd.	115,000	1,885,836
Singapore Airlines, Ltd.	546,200	5,123,649
Venture Corp., Ltd.	438,000	2,906,507

		16,009,103

South Korea — 3.7%
Hynix Semiconductor, Inc.†	67,960	973,861
Korea Zinc Co., Ltd.	4,497	514,434
LG Corp.	58,255	3,139,945
LG Display Co., Ltd.	94,570	2,729,610
LG Electronics, Inc.	40,687	4,289,991
Shinhan Financial Group Co., Ltd.†	61,790	2,092,871

		13,740,712

Spain — 4.4%
Banco Santander SA	862,300	12,487,002
Gestevision Telecinco SA	181,898	2,074,073
Repsol YPF SA	76,196	1,769,128

		16,330,203

Switzerland — 9.8%
ACE, Ltd.	96,006	4,710,054
Credit Suisse Group AG	53,329	2,520,109
Julius Baer Holding AG	38,909	1,853,243
Nestle SA	224,841	9,253,270
Novartis AG	66,677	3,053,547
Roche Holding AG	49,404	7,789,804
Weatherford International, Ltd.†	75,000	1,407,000
Zurich Financial Services AG	30,715	6,035,793

		36,622,820

Taiwan — 0.5%
United Microelectronics Corp.†	552,600	1,878,840

United Arab Emirates — 0.4%
DP World, Ltd.	4,005,689	1,442,048

United Kingdom — 16.6%
BAE Systems PLC	361,278	1,852,736
Barclays PLC	739,924	3,736,447
BG Group PLC	202,781	3,383,968
BP PLC	1,644,894	13,661,632
Compass Group PLC	637,077	3,432,062
HSBC Holdings PLC	524,466	5,306,942
J Sainsbury PLC	265,639	1,408,864
Kazakhmys PLC	54,204	775,519
Lloyds Banking Group PLC†	1,400,983	1,989,232
Michael Page International PLC	560,748	2,826,497
Next PLC	66,722	1,900,321
	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

Reckitt Benckiser Group PLC	31,646	$1,520,342
Royal Dutch Shell PLC, Class B	153,800	3,992,463
RSA Insurance Group PLC	1,224,706	2,589,996
TUI Travel PLC	441,573	1,674,410
Vodafone Group PLC	2,813,157	5,765,966
WPP PLC	480,890	3,709,251
Xstrata PLC	182,210	2,459,940

		61,986,588

Total Long-Term Investment Securities (cost $334,997,665)		367,888,674

REPURCHASE AGREEMENT — 1.2%
Agreement with Bank of America Securities LLC, bearing interest at 0.13% dated 07/31/09 to be repurchased 08/03/09 in the amount of $4,574,050 and collateralized by $4,670,000 of United States Treasury Bills due 08/09/09 and having an approximate value of $4,670,000 (cost $4,574,000)	$4,574,000	4,574,000

TOTAL INVESTMENTS (cost $339,571,665)(2)	100.0%	372,462,674
Other assets less liabilities	0.0	94,992

NET ASSETS	100.0%	$372,557,666

†	Non-income producing security
(1)	Illiquid security. At July 31, 2009, the aggregate value of these securities was $4,739,050 representing 1.3% of net assets.
(2)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt

SunAmerica Series Trust International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

HKD	21,557,400	USD	2,782,394	08/19/2009	$404
*USD	13,405,257	AUD	16,906,100	08/19/2009	720,004
*USD	12,413,286	CAD	14,411,800	08/19/2009	965,639
*USD	1,858,016	CHF	2,014,300	08/19/2009	27,141
*USD	26,273,442	EUR	18,531,700	08/19/2009	144,951
*USD	16,023,456	GBP	9,791,100	08/19/2009	331,520
*USD	25,768,637	JPY	2,441,643,800	08/19/2009	38,262
*USD	5,483,735	NOK	35,674,400	08/19/2009	334,164
*USD	10,530,891	SEK	82,722,200	08/19/2009	933,652

					3,495,737

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*AUD	1,149,700	USD	911,195	08/19/2009	$(49,394)
*CAD	4,500,700	USD	3,874,349	08/19/2009	(303,792)
*CHF	11,067,200	USD	10,206,779	08/19/2009	(150,872)
DKK	2,813,900	USD	528,287	08/19/2009	(10,106)
*EUR	11,993,300	USD	16,994,117	08/19/2009	(100,506)
*GBP	8,997,600	USD	14,740,514	08/19/2009	(289,007)
*JPY	2,216,748,300	USD	23,300,998	08/19/2009	(128,873)
*NOK	40,699,600	USD	6,255,621	08/19/2009	(381,804)
*SEK	21,367,800	USD	2,722,360	08/19/2009	(239,023)
SGD	13,180,400	USD	9,065,595	08/19/2009	(91,944)

					(1,745,321)

Net Unrealized Appreciation (Depreciation)					$1,750,416

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD  — Australian Dollar
CAD  — Canadian Dollar
CHF  — Swiss Franc
EUR  — Euro Dollar
GBP  — British Pound
HKD  — Hong Kong Dollar
JPY  — Japanese Yen
NOK  — Norwegian Krone
SEK  — Swedish Krona
SGD  — Singapore Dollar
USD  — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
Canada	$24,051,455	$—	$—	$24,051,455
France	34,565,874	—	—	34,565,874
Japan	76,438,516	—	—	76,438,516
Switzerland	36,622,820	—	—	36,622,820
United Kingdom	61,986,588	—	—	61,986,588
Other Countries*	134,223,421	—	—	134,223,421
Repurchase Agreements	—	4,574,000	—	4,574,000
Other Financial Instruments:+
Forward Foreign Currency Contracts Appreciation	—	3,495,737	—	3,495,737
Forward Foreign Currency Contracts Depreciation	—	(1,745,321)	—	(1,745,321)

Total	$367,888,674	$6,324,416	$—	$374,213,090

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Medical-Drugs	6.4%
Diversified Banking Institutions	6.1
Oil Companies-Integrated	5.4
Banks-Commercial	4.7
Telephone-Integrated	3.0
Oil Companies-Exploration & Production	3.0
Computers	2.5
Insurance-Multi-line	2.3
Auto-Cars/Light Trucks	2.2
Diversified Minerals	2.1
Tobacco	1.9
Food-Misc.	1.8
Diversified Manufacturing Operations	1.8
Medical Products	1.7
Import/Export	1.6
Insurance-Life/Health	1.5
Electric-Integrated	1.5
Retail-Major Department Stores	1.4
Transport-Rail	1.4
Cellular Telecom	1.3
Multimedia	1.3
Electronic Components-Semiconductors	1.2
Banks-Super Regional	1.2
Wireless Equipment	1.1
Aerospace/Defense	1.1
Brewery	1.1
Metal-Diversified	1.1
Web Portals/ISP	1.0
Cosmetics & Toiletries	1.0
Finance-Investment Banker/Broker	1.0
Food-Retail	1.0
Chemicals-Diversified	1.0
Retail-Discount	1.0
Oil & Gas Drilling	1.0
Real Estate Operations & Development	0.9
Steel-Producers	0.9
Networking Products	0.9
Retail-Apparel/Shoe	0.9
Applications Software	0.8
Diversified Operations	0.7
Beverages-Non-alcoholic	0.7
Distribution/Wholesale	0.7
Oil-Field Services	0.7
Aerospace/Defense-Equipment	0.7
Time Deposits	0.7
Medical-Biomedical/Gene	0.6
Medical-Generic Drugs	0.6
Enterprise Software/Service	0.6
Building Products-Cement	0.6
Retail-Building Products	0.6
Gold Mining	0.6
Computer Services	0.6
Banks-Fiduciary	0.6
Beverages-Wine/Spirits	0.5
Semiconductor Components-Integrated Circuits	0.5
Auto/Truck Parts & Equipment-Original	0.5
Metal-Copper	0.5
Engineering/R&D Services	0.5
Pipelines	0.5
Cable/Satellite TV	0.5
Television	0.5
Machinery-General Industrial	0.5
Office Automation & Equipment	0.4
Medical-HMO	0.4
Telecom Equipment-Fiber Optics	0.4
Insurance-Property/Casualty	0.4
Building & Construction-Misc.	0.4
Investment Companies	0.4
Toys	0.4
Agricultural Chemicals	0.3
Machinery-Construction & Mining	0.3
Venture Capital	0.3
Electronic Components-Misc.	0.3
Retail-Regional Department Stores	0.3
Industrial Gases	0.3
Electronic Connectors	0.3
Computer Aided Design	0.3
Non-Ferrous Metals	0.3
Publishing-Newspapers	0.3
Photo Equipment & Supplies	0.3
Retail-Drug Store	0.3
Retail-Pubs	0.3
Machinery-Farming	0.3
Finance-Leasing Companies	0.3
Retail-Bedding	0.3
Metal-Aluminum	0.3
Semiconductor Equipment	0.2
Retail-Home Furnishings	0.2
Insurance-Reinsurance	0.2
Finance-Credit Card	0.2
Casino Hotels	0.2
Telecommunication Equipment	0.2
Transport-Marine	0.2
Retail-Restaurants	0.2
Retail-Jewelry	0.2
Building Products-Wood	0.2
E-Commerce/Services	0.2
Machinery-Pumps	0.2
Transport-Services	0.2
Building & Construction Products-Misc.	0.2
Footwear & Related Apparel	0.2
Apparel Manufacturers	0.2
Retail-Consumer Electronics	0.2
Human Resources	0.2
Building-Residential/Commercial	0.2
Electric Products-Misc.	0.2
Petrochemicals	0.2
Advertising Agencies	0.2
Steel-Specialty	0.2
Retail-Mail Order	0.2
Telecom Services	0.2
Computers-Memory Devices	0.2
Finance-Other Services	0.2

99.9%

Country Allocation*

United States	44.3%
United Kingdom	13.4
Japan	8.8
Switzerland	6.1
France	6.0
Germany	3.9
Canada	2.7

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited) — (continued)

Australia	1.7%
Spain	1.7
Hong Kong	1.2
China	1.1
Italy	1.0
Denmark	0.8
Netherlands	0.7
Belgium	0.6
Mexico	0.6
South Korea	0.6
Bermuda	0.5
Finland	0.5
Luxembourg	0.5
Brazil	0.5
Israel	0.4
Taiwan	0.4
Ireland	0.4
Sweden	0.3
India	0.3
Greece	0.3
Indonesia	0.3
Cayman Islands	0.2
Norway	0.1

99.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 99.2%
Australia — 1.7%
Alumina, Ltd.	190,976	$273,126
BHP Billiton, Ltd.	38,306	1,212,608
Macquarie Group, Ltd.	10,063	370,481

		1,856,215

Belgium — 0.6%
Anheuser-Busch InBev NV	8,949	356,056
Fortis†	80,002	311,293

		667,349

Bermuda — 0.5%
Accenture, Ltd., Class A	11,541	404,743
Marvell Technology Group, Ltd.†	13,066	174,300

		579,043

Brazil — 0.5%
Petroleo Brasileiro SA ADR	11,713	483,044

Canada — 2.7%
Barrick Gold Corp.	5,310	185,437
Canadian Natural Resources, Ltd.	6,580	395,564
EnCana Corp.	6,592	353,572
Petro-Canada	6,016	248,458
Royal Bank of Canada	6,606	314,463
Talisman Energy, Inc.	26,945	416,463
Teck Resources, Ltd.†	11,255	296,198
Thompson Creek Metals Co., Inc.†	20,366	297,195
Toronto-Dominion Bank	7,339	429,951

		2,937,301

Cayman Islands — 0.2%
Melco Crown Entertainment, Ltd. ADR†	44,330	246,475

China — 1.1%
China Construction Bank Corp.	311,000	250,805
China Life Insurance Co., Ltd.	73,000	324,023
China Merchants Bank Co., Ltd.	161,600	380,331
Ping An Insurance Group Co. of China Ltd.	28,000	247,663

		1,202,822

Denmark — 0.8%
Carlsberg A/S	3,869	268,439
D/S Norden	6,853	244,296
Novo Nordisk A/S, Class B	6,034	355,131

		867,866

Finland — 0.5%
Metso Corp.	13,016	274,380
Nokia OYJ	20,126	267,923

		542,303

France — 6.0%
AXA SA	22,685	479,497
BNP Paribas	9,108	664,010
Bouygues SA	10,008	426,292
Compagnie de St. Gobain	5,424	219,942
France Telecom SA	12,342	308,019
GDF Suez	8,249	315,154
Lafarge SA	4,830	348,891
LVMH Moet Hennessy Louis Vuitton SA	2,569	231,742
Pernod Ricard SA	5,061	393,277
PPR	3,717	414,238
Renault SA†	7,121	303,675
Sanofi-Aventis	8,665	567,616
Societe Generale	7,306	469,116
Total SA	20,297	1,125,639
Vivendi	8,300	213,236

		6,480,344

Germany — 3.9%
BASF SE	7,263	363,974
Bayer AG	6,550	401,996
Bayerische Motoren Werke AG	7,563	349,580
Deutsche Bank AG	4,423	286,143
Deutsche Boerse AG	2,122	168,161
E.ON AG	18,091	684,852
Linde AG	3,554	335,438
MAN AG	3,022	208,902
Muenchener Rueckversicherungs AG	1,689	255,394
Porsche Automobil Holding SE	3,239	211,161
Salzgitter AG	2,872	291,250
Siemens AG	7,809	623,289

		4,180,140

Greece — 0.3%
Piraeus Bank SA†	24,574	292,111

Hong Kong — 1.2%
CNOOC, Ltd.	211,000	284,236
Hang Lung Properties, Ltd.	122,000	451,004
Swire Pacific, Ltd., Class A	23,500	263,198
Wharf Holdings, Ltd.	61,000	287,288

		1,285,726

India — 0.3%
Reliance Capital, Ltd. GDR	5,304	97,939
Reliance Industries, Ltd. GDR†*	2,502	202,662

		300,601

Indonesia — 0.3%
Bank Rakyat Indonesia	378,000	278,025

Ireland — 0.4%
C&C Group PLC	65,680	190,036
Covidien PLC	5,390	203,796

		393,832

Israel — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	8,879	473,606

Italy — 1.0%
Enel SpA	50,918	276,686
ENI SpA	15,421	358,926
Intesa Sanpaolo SpA†	124,668	464,213

		1,099,825

Japan — 8.8%
Aisin Seiki Co., Ltd.	11,800	303,651
Canon, Inc.	12,300	458,853
East Japan Railway Co.	6,500	372,999
FUJIFILM Holdings Corp.	8,800	287,366
Honda Motor Co., Ltd.	22,100	712,338
ITOCHU Corp.	50,000	374,108
Japan Tobacco, Inc.	136	393,807

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Japan (continued)

Kirin Holdings Company, Ltd.	13,000	$194,536
Kubota Corp.	31,000	279,123
Mazda Motor Corp.	74,000	193,945
Mitsubishi Corp.	32,800	655,133
Mitsubishi UFJ Financial Group, Inc.	53,800	321,805
Mitsui & Co., Ltd.	33,600	421,487
Mitsui Fudosan Co., Ltd.	21,000	386,156
Murata Manufacturing Co., Ltd.	6,900	338,346
Nintendo Co., Ltd.	1,400	378,610
Nippon Telegraph and Telephone Corp.	9,400	388,418
Nissan Motor Co., Ltd.	46,100	335,671
Nitori Co., Ltd.	3,600	257,945
Nomura Holdings, Inc.	41,200	360,949
ORIX Corp.	4,360	275,999
Shin-Etsu Chemical Co., Ltd.	5,500	296,433
Sumitomo Corp.	30,800	304,989
Sumitomo Electric Industries, Ltd.	21,600	269,130
Takashimaya Co., Ltd.	26,000	214,320
Tokyo Tatemono Co., Ltd.	34,000	166,721
Yahoo! Japan Corp.	883	289,745
Yamada Denki Co., Ltd.	3,420	213,965

		9,446,548

Luxembourg — 0.5%
ArcelorMittal	13,872	499,237

Mexico — 0.6%
America Movil SAB de CV, Series L ADR	7,197	309,543
Fomento Economico Mexicano SAB de CV ADR	9,223	356,008

		665,551

Netherlands — 0.7%
ING Groep NV	30,690	393,595
Koninklijke KPN NV	26,067	391,781

		785,376

Norway — 0.1%
DNO International ASA†	120,150	147,016

South Korea — 0.6%
LG Electronics, Inc.	1,938	204,340
Samsung Electronics Co., Ltd.	643	379,036

		583,376

Spain — 1.7%
Banco Bilbao Vizcaya Argentaria SA	29,015	476,410
Banco Santander SA	40,691	589,248
Telefonica SA	29,000	721,480

		1,787,138

Sweden — 0.3%
Atlas Copco AB, Class A	28,942	344,929

Switzerland — 6.1%
ABB, Ltd.†	28,943	528,674
ACE, Ltd.	6,609	324,238
Adecco SA	4,300	207,224
Credit Suisse Group AG	9,845	465,234
Holcim, Ltd.†	4,958	301,103
Nestle SA	26,648	1,096,691
Noble Corp.	7,419	251,207
Novartis AG	13,522	619,255
Roche Holding AG	6,741	1,062,891
Syngenta AG	1,495	344,984
Transocean, Ltd.†	5,572	444,033
Weatherford International, Ltd.†	22,808	427,878
Zurich Financial Services AG	2,356	462,977

		6,536,389

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	38,868	406,948

United Kingdom — 13.4%
3i Group PLC	74,943	342,704
Anglo American PLC	6,550	211,170
AstraZeneca PLC	7,924	371,023
Autonomy Corp. PLC†	10,174	199,693
Barclays PLC	143,258	723,420
BG Group PLC	32,106	535,778
BP PLC	99,139	823,397
British American Tobacco PLC	11,048	342,896
Enterprise Inns PLC	41,700	99,262
GlaxoSmithKline PLC	27,874	534,999
Greene King PLC	25,537	180,338
HSBC Holdings PLC	127,818	1,293,359
ICAP PLC	50,377	382,051
Inchcape PLC†	459,867	211,251
ITV PLC	339,877	228,518
Kazakhmys PLC	17,536	250,895
Kingfisher PLC	96,995	344,709
Man Group PLC, Class B	83,701	386,947
Marks & Spencer Group PLC	75,743	437,460
Prudential PLC	43,401	324,978
Rio Tinto PLC	12,593	523,586
Royal Dutch Shell PLC, Class B	33,354	865,830
Standard Chartered PLC	31,514	748,051
Tesco PLC	73,997	454,261
Unilever PLC	10,989	290,034
Vedanta Resources PLC	21,590	636,187
Vodafone Group PLC	516,763	1,059,179
William Morrison Supermarkets PLC	82,702	372,313
Wolseley PLC†	15,015	335,845
WPP PLC	56,874	438,687
Xstrata PLC	37,655	508,364

		14,457,185

United States — 43.6%
3M Co.	3,800	267,976
Abbott Laboratories	9,343	420,342
Aeropostale, Inc.†	7,343	267,285
Aflac, Inc.	9,402	355,960
Allegheny Technologies, Inc.	7,223	195,599
American Express Co.	9,009	255,225
Amgen, Inc.†	5,111	318,466
Amphenol Corp., Class A	9,121	304,185
Anadarko Petroleum Corp.	7,425	357,885
Apache Corp.	5,056	424,451
Apple, Inc.†	4,637	757,639
Applied Materials, Inc.	18,905	260,889
Arris Group, Inc.†	20,190	245,914

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
United States (continued)

AT&T, Inc.	33,608	$881,538
Autodesk, Inc.†	13,845	301,959
Bank of America Corp.	96,529	1,427,664
Baxter International, Inc.	7,247	408,513
BB&T Corp.	9,202	210,542
Bed Bath & Beyond, Inc.†	7,941	275,950
Boeing Co.	5,949	255,272
Bristol-Myers Squibb Co.	20,551	446,779
Capital One Financial Corp.	6,950	213,365
CBS Corp., Class B	32,870	269,205
Chevron Corp.	5,995	416,473
Cisco Systems, Inc.†	43,028	947,046
Cognizant Technology Solutions Corp., Class A†	7,494	221,747
Comcast Corp., Class A	25,085	372,763
Corning, Inc.	25,598	435,166
CSX Corp.	8,519	341,782
CVS Caremark Corp.	8,554	286,388
Eaton Corp.	4,417	229,331
eBay, Inc.†	10,850	230,563
El Paso Corp.	51,130	514,368
ENSCO International, Inc.	5,250	198,923
Exelon Corp.	6,175	314,061
Exxon Mobil Corp.	14,078	990,950
FedEx Corp.	3,346	226,993
Flowserve Corp.	2,843	229,629
Ford Motor Co.†	38,812	310,496
Freeport-McMoRan Copper & Gold, Inc.	5,323	320,977
Gannett Co., Inc.	41,704	291,928
General Dynamics Corp.	6,372	352,945
General Electric Co.	42,404	568,214
General Mills, Inc.	5,543	326,538
Gilead Sciences, Inc.†	7,522	368,051
Goodrich Corp.	6,769	347,656
Google, Inc., Class A†	1,868	827,617
Halliburton Co.	15,056	332,587
Hansen Natural Corp.†	7,659	237,506
Helmerich & Payne, Inc.	3,928	134,966
Hewlett-Packard Co.	16,577	717,784
Home Depot, Inc.	11,616	301,319
Iconix Brand Group, Inc.†	12,414	217,493
Intel Corp.	37,462	721,144
International Business Machines Corp.	10,396	1,226,000
Interpublic Group of Cos., Inc.†	37,808	196,980
J.C. Penney Co., Inc.	5,460	164,619
Johnson & Johnson	14,826	902,755
Kellogg Co.	4,720	224,200
Lennar Corp., Class A	17,292	204,737
Lockheed Martin Corp.	4,476	334,626
Lorillard, Inc.	4,184	308,444
Macy’s, Inc.	24,184	336,399
Masco Corp.	16,817	234,261
McDonald’s Corp.	4,427	243,751
Merck & Co., Inc.	26,571	797,396
MetLife, Inc.	16,426	557,663
Microsoft Corp.	37,137	873,462
Morgan Stanley	14,204	404,814
Motorola, Inc.	40,222	287,990
Mylan, Inc.†	16,001	211,053
Newmont Mining Corp.	10,986	454,271
News Corp., Class B	34,096	409,834
Norfolk Southern Corp.	8,771	379,346
Occidental Petroleum Corp.	6,731	480,190
Oracle Corp.	20,656	457,117
Parker Hannifin Corp.	4,322	191,378
PepsiCo, Inc.	9,339	529,988
Pfizer, Inc.	43,340	690,406
Philip Morris International, Inc.	15,965	743,969
PNC Financial Services Group, Inc.	5,646	206,982
Prudential Financial, Inc.	14,898	659,534
QUALCOMM, Inc.	13,845	639,777
Reynolds American, Inc.	6,081	264,584
Ross Stores, Inc.	7,304	322,033
Safeway, Inc.	13,002	246,128
Schering-Plough Corp.	17,376	460,638
Spirit Aerosystems Holdings, Inc., Class A†	19,327	251,444
Sprint Nextel Corp.†	39,694	158,776
State Street Corp.	11,863	596,709
Steel Dynamics, Inc.	12,628	206,594
Target Corp.	6,316	275,504
Tech Data Corp.†	6,109	213,387
Texas Instruments, Inc.	9,800	235,690
The Gap, Inc.	19,964	325,812
The Goldman Sachs Group, Inc.	3,329	543,626
The Procter & Gamble Co.	20,107	1,116,140
The Travelers Cos., Inc.	7,829	337,195
The Walt Disney Co.	11,563	290,463
Tiffany & Co.	7,970	237,745
Time Warner Cable, Inc.	4,033	133,331
TJX Cos., Inc.	8,661	313,788
Union Pacific Corp.	6,787	390,388
United Technologies Corp.	7,417	404,004
UnitedHealth Group, Inc.	7,712	216,399
US Bancorp	17,392	354,971
Verizon Communications, Inc.	13,299	426,499
VF Corp.	3,333	215,612
Virgin Media, Inc.	16,706	174,578
Wal-Mart Stores, Inc.	15,115	753,936
WellPoint, Inc.†	4,566	240,354
Wells Fargo & Co.	22,152	541,838
Western Digital Corp.†	5,663	171,306
Williams-Sonoma, Inc.	13,615	191,427
Wyeth	12,030	559,997
XTO Energy, Inc.	8,117	326,547
Zimmer Holdings, Inc.†	6,972	324,895
Zions Bancorporation	24,116	327,496

		46,957,783

Total Long-Term Investment Securities (cost $100,528,976)		106,784,104

SunAmerica Series Trust Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/03/09 (cost $710,000)	$710,000	$710,000

TOTAL INVESTMENTS (cost $101,238,976)(1)	99.9%	107,494,104
Other assets less liabilities	0.1	137,683

NET ASSETS	100.0%	$107,631,787

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2009, the aggregate value of these securities was $202,662 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
France	$6,480,344	$—	$—	$6,480,344
Japan	9,446,548	—	—	9,446,548
Switzerland	6,536,389	—	—	6,536,389
United Kingdom	14,457,185	—	—	14,457,185
United States	46,957,783	—	—	46,957,783
Other Countries*	22,905,855	—	—	22,905,855
Short-Term Investment Securities:
Time Deposits	—	710,000	—	710,000

Total	$106,784,104	$710,000	$—	$107,494,104

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Banks-Commercial	8.7%
Oil Companies-Integrated	7.9
Repurchase Agreements	6.3
Medical-Drugs	5.3
Diversified Banking Institutions	5.0
Electric-Integrated	3.9
Auto-Cars/Light Trucks	3.8
Telephone-Integrated	2.7
Food-Misc.	2.5
Diversified Minerals	2.4
Real Estate Operations & Development	2.4
Chemicals-Diversified	1.8
Insurance-Multi-line	1.6
Electronic Components-Misc.	1.5
Steel-Producers	1.4
Diversified Operations	1.3
Import/Export	1.2
Cellular Telecom	1.1
Food-Retail	1.0
Diversified Manufacturing Operations	1.0
Transport-Rail	1.0
Agricultural Chemicals	0.9
Tobacco	0.9
Audio/Video Products	0.9
Telecom Services	0.9
Retail-Apparel/Shoe	0.9
Office Automation & Equipment	0.8
Machinery-General Industrial	0.7
Brewery	0.7
Medical Products	0.7
Metal-Diversified	0.7
Insurance-Life/Health	0.7
Wireless Equipment	0.7
Multimedia	0.6
Gas-Distribution	0.6
Insurance-Property/Casualty	0.6
Oil Companies-Exploration & Production	0.6
Finance-Other Services	0.5
Auto/Truck Parts & Equipment-Original	0.5
Building & Construction-Misc.	0.5
Electric Products-Misc.	0.5
Machinery-Construction & Mining	0.5
Enterprise Software/Service	0.5
Photo Equipment & Supplies	0.4
Engineering/R&D Services	0.4
Beverages-Wine/Spirits	0.4
Finance-Investment Banker/Broker	0.4
Building-Heavy Construction	0.4
Oil Refining & Marketing	0.4
Building Products-Cement	0.4
Cosmetics & Toiletries	0.4
Real Estate Investment Trusts	0.4
Insurance-Reinsurance	0.4
Industrial Gases	0.4
Aerospace/Defense	0.4
Rubber-Tires	0.4
Building-Residential/Commercial	0.4
Retail-Major Department Stores	0.4
Investment Companies	0.4
Retail-Misc./Diversified	0.3
Transport-Services	0.3
Retail-Automobile	0.3
Toys	0.3
Soap & Cleaning Preparation	0.3
Power Converter/Supply Equipment	0.3
Computers-Integrated Systems	0.3
Building & Construction Products-Misc.	0.3
Electric-Transmission	0.3
Distribution/Wholesale	0.3
Real Estate Management/Services	0.3
Oil-Field Services	0.3
Semiconductor Equipment	0.3
Paper & Related Products	0.3
Transport-Marine	0.3
Metal Processors & Fabrication	0.3
Water	0.2
Electronic Measurement Instruments	0.2
Industrial Automated/Robotic	0.2
Airlines	0.2
Electronic Components-Semiconductors	0.2
Retail-Jewelry	0.2
Textile-Products	0.2
Agricultural Operations	0.2
Machinery-Farming	0.2
Gold Mining	0.2
Hotels/Motels	0.2
Athletic Footwear	0.2
Building Products-Doors & Windows	0.2
Cable/Satellite TV	0.2
Machinery-Electrical	0.2
Building Products-Air & Heating	0.2
Printing-Commercial	0.2
Transport-Truck	0.2
Food-Meat Products	0.2
Oil & Gas Drilling	0.1
Retail-Hypermarkets	0.1
Mining	0.1
Apparel Manufacturers	0.1
Food-Catering	0.1
Food-Wholesale/Distribution	0.1
Publishing-Books	0.1
Machine Tools & Related Products	0.1
Metal-Aluminum	0.1
Food-Dairy Products	0.1
Computers-Memory Devices	0.1
Retail-Consumer Electronics	0.1
Optical Supplies	0.1
Security Services	0.1
Aerospace/Defense-Equipment	0.1
Non-Ferrous Metals	0.1
Chemicals-Specialty	0.1
Web Portals/ISP	0.1
Coal	0.1
Containers-Metal/Glass	0.1
Energy-Alternate Sources	0.1
Telecommunication Equipment	0.1
Dialysis Centers	0.1
Publishing-Periodicals	0.1
Medical Instruments	0.1
Publishing-Newspapers	0.1
Resorts/Theme Parks	0.1
Steel Pipe & Tube	0.1
Bicycle Manufacturing	0.1
Circuit Boards	0.1

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited) — (continued)

Public Thoroughfares	0.1%
Computer Services	0.1
Retail-Convenience Store	0.1
Finance-Credit Card	0.1
Internet Security	0.1
Casino Hotels	0.1
Travel Services	0.1
Containers-Paper/Plastic	0.1
Computer Software	0.1
Medical-Biomedical/Gene	0.1

97.7%

Country Allocation*

Japan	24.8%
United Kingdom	14.9
France	7.8
United States	6.5
Switzerland	6.2
Germany	5.7
Spain	4.3
Hong Kong	3.4
Australia	2.9
Brazil	2.4
Netherlands	2.3
Singapore	2.1
Sweden	2.1
Italy	1.6
Norway	1.3
Russia	1.2
Poland	1.1
Finland	1.0
Turkey	1.0
Indonesia	0.8
Bermuda	0.7
Denmark	0.6
Austria	0.6
Malaysia	0.5
Belgium	0.4
Greece	0.4
Cayman Islands	0.3
Luxembourg	0.3
Mexico	0.3
Portugal	0.2

97.7%

*	Calculated as a percentage of net assets

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 90.3%
Australia — 2.9%
AGL Energy, Ltd.	2,582	$32,176
Alumina, Ltd.	81,288	116,255
Amcor, Ltd.	42,795	177,168
AMP, Ltd.	7,031	33,048
Australia and New Zealand Banking Group, Ltd.	1,686	26,129
BHP Billiton, Ltd.	170,619	5,401,088
BlueScope Steel, Ltd.	46,845	132,033
Boral, Ltd.	30,022	125,293
Brambles, Ltd.	5,019	25,144
Caltex Australia, Ltd.	2,974	32,410
Coca-Cola Amatil, Ltd.	2,773	21,638
Commonwealth Bank of Australia	1,316	47,107
CSL, Ltd.	1,307	33,394
CSR, Ltd.	12,018	18,645
Fairfax Media, Ltd.	5,129	6,327
Fortescue Metals Group, Ltd.†	68,921	243,249
Foster’s Group, Ltd.	10,441	47,067
Incitec Pivot, Ltd.	85,337	196,986
Insurance Australia Group, Ltd.	8,930	27,410
Leighton Holdings, Ltd.	1,087	27,437
Lend Lease Corp., Ltd.	2,161	14,007
Macquarie Group, Ltd.	1,050	38,657
Macquarie Infrastructure Group	11,936	14,475
National Australia Bank, Ltd.	1,750	35,610
Newcrest Mining, Ltd.	25,091	629,546
OneSteel, Ltd.	43,122	107,835
Orica, Ltd.	17,979	337,725
Origin Energy, Ltd.	4,116	49,915
OZ Minerals, Ltd.	150,367	140,850
QBE Insurance Group, Ltd.	3,594	58,614
Rio Tinto, Ltd.	14,365	725,655
Santos, Ltd.	2,872	34,877
Sims Metal Management, Ltd.	7,995	186,222
Sonic Healthcare, Ltd.	626	6,126
Stockland	744	1,960
Suncorp-Metway, Ltd.	3,076	18,265
TABCORP Holdings, Ltd.	2,037	12,334
Telstra Corp., Ltd.	10,966	32,375
Toll Holdings, Ltd.	2,159	12,261
Transurban Group	3,980	14,413
Wesfarmers, Ltd.	2,438	52,709
Wesfarmers, Ltd. PPS	680	14,696
Westpac Banking Corp.	1,972	35,773
Woodside Petroleum, Ltd.	2,669	102,012
Woolworths, Ltd.	5,261	119,901

		9,566,817

Austria — 0.6%
Erste Group Bank AG	12,402	432,899
Oesterreichische Elektrizitaetswirtschafts AG	4,327	210,859
OMV AG	14,211	564,100
Raiffeisen International Bank Holding AG	3,471	154,897
Telekom Austria AG	18,635	284,463
Voestalpine AG	8,033	222,920
Wiener Staedtische Versicherung AG	2,537	117,158

		1,987,296

Belgium — 0.4%
Anheuser-Busch InBev NV (Turquoise)	9,930	395,087
Anheuser-Busch InBev NV (Brussels)	10,360	44
Belgacom SA	2,720	97,444
Compagnie Nationale a Portefeuille	2,087	107,918
Fortis†	14,732	57,323
Groupe Bruxelles Lambert SA	4,630	367,440
Solvay SA	1,669	163,592
UCB SA	2,894	95,696
Umicore	3,880	101,313

		1,385,857

Bermuda — 0.7%
Cheung Kong Infrastructure Holdings, Ltd.	23,000	83,690
Esprit Holdings, Ltd.	50,800	365,102
Kerry Properties, Ltd.	41,500	214,727
Li & Fung, Ltd.	260,000	766,576
Noble Group, Ltd.	105,000	152,486
NWS Holdings, Ltd.	8,103	15,558
Seadrill, Ltd.	30,500	489,636
Shangri-La Asia, Ltd.	2,000	3,174
Yue Yuen Industrial Holdings, Ltd.	35,000	95,064

		2,186,013

Brazil — 1.4%
All America Latina Logistica	22,600	142,692
Banco Bradesco SA	43,292	685,665
Banco do Brasil SA	26,300	333,234
BM&F BOVESPA SA	33,200	214,601
Companhia Siderurgica Nacional SA	11,900	306,533
Companhia Vale do Rio Doce	14,100	279,997
Companhia Vale do Rio Doce, Class A	20,962	364,019
Cyrela Brazil Realty SA	40,800	420,957
Empresa Brasileira de Aeronautica SA	13,900	67,945
Lojas Renner SA	27,700	406,796
Perdigao SA	11,000	244,084
Petroleo Brasileiro SA	49,900	1,031,031
Redecard SA	9,200	136,835
Usinas Siderurgicas de Minas Gerais SA, Class A	6,897	163,687

		4,798,076

Cayman Islands — 0.3%
Agile Property Holdings, Ltd.	275,790	389,306
Chaoda Modern Agriculture Holdings, Ltd.	166,664	113,761
China Resources Land, Ltd.	139,000	337,185
Li Ning Co., Ltd.	84,000	279,637

		1,119,889

Denmark — 0.6%
AP Moller — Maersk A/S, Series B	81	503,857
DSV A/S†	9,800	135,051
Novo Nordisk A/S, Class B	15,297	900,306

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Denmark (continued)

Novozymes A/S	1,428	$128,322
Vestas Wind Systems A/S†	5,541	390,278

		2,057,814

Finland — 1.0%
Fortum Oyj	20,227	468,480
Kesko Oyj, Class B	10,692	281,927
Kone Oyj, Class B	5,553	188,924
Metso Corp.	15,050	317,257
Neste Oil Oyj	3,953	55,891
Nokia OYJ	94,312	1,255,509
Outokumpu Oyj	6,005	117,685
Rautaruukki Oyj	2,491	53,895
Sampo Oyj, Class A	13,577	283,497
Stora Enso Oyj, Class R†	19,570	124,403
UPM-Kymmene Oyj	16,611	174,016
Wartsila Oyj, Class B	3,068	109,758

		3,431,242

France — 7.8%
Accor SA	5,773	246,436
Air Liquide SA	9,982	1,042,295
Alcatel-Lucent†	67,990	187,998
Alstom SA	7,240	497,074
Atos Origin SA	560	25,529
AXA SA	47,010	993,659
BNP Paribas	33,103	2,413,343
Bouygues SA	9,799	417,389
Cap Gemini SA	2,945	135,978
Carrefour SA	17,310	812,570
Casino Guichard-Perrachon SA	661	45,552
CNP Assurances	2,180	199,200
Compagnie de St. Gobain	9,948	403,389
Compagnie Generale des Etablissements Michelin, Class B	6,236	450,275
Credit Agricole SA	22,627	322,986
Dassault Systemes SA	1,177	58,883
Electricite de France	5,292	262,297
Essilor International SA	5,643	312,871
Eurazeo	1,432	65,088
France Telecom SA	39,216	978,713
GDF Suez	33,201	1,268,449
Groupe Danone SA	6,445	345,809
Hermes International	2,054	308,712
Imerys SA†	1,246	66,357
L’Oreal SA	1,387	120,215
Lafarge SA	6,262	452,330
Lagardere SCA	5,130	191,605
LVMH Moet Hennessy Louis Vuitton SA	6,094	549,723
Neopost SA	1,379	117,438
Pernod Ricard SA	3,034	235,764
Peugeot SA†	4,917	149,134
PPR	3,726	415,241
Publicis Groupe	2,552	90,716
Renault SA†	4,753	202,692
Safran SA	2,481	38,367
Sanofi-Aventis	30,045	1,968,151
Schneider Electric SA	6,907	627,491
SCOR SE	5,893	141,486
Societe BIC SA	951	57,017
Societe Generale	16,055	1,030,887
Societe Television Francaise 1	7,899	122,379
Sodexho	2,972	156,478
Technip SA	6,120	370,023
Thales SA	3,972	167,914
Total SA	84,251	4,672,426
Unibail-Rodamco	2,549	445,417
Vallourec SA	1,603	210,883
Veolia Environnement	14,461	497,350
Vinci SA	9,591	488,157
Vivendi	25,936	666,322

		26,046,458

Germany — 5.6%
Adidas AG	3,389	143,220
Allianz SE	10,086	994,790
BASF SE	18,270	915,574
Bayer AG	17,772	1,090,728
Bayerische Motoren Werke AG	10,120	467,771
Beiersdorf AG	1,707	85,957
Celesio AG	2,539	67,636
Commerzbank AG†	9,833	77,082
Daimler AG	24,394	1,128,942
Deutsche Bank AG	15,804	1,022,429
Deutsche Boerse AG	2,609	206,755
Deutsche Lufthansa AG	6,246	84,395
Deutsche Post AG (Sweden)	17,853	282,576
Deutsche Postbank AG†	2,316	63,973
Deutsche Telekom AG	48,647	623,336
E.ON AG	60,220	2,279,685
Fresenius Medical Care AG	5,164	237,147
GEA Group AG	4,809	78,756
Hochtief AG	1,538	92,332
K+S AG	7,560	424,330
Linde AG	2,451	231,334
MAN AG	3,601	248,926
Merck KGaA	1,322	123,041
Metro AG	9,048	523,969
Muenchener Rueckversicherungs AG	4,636	701,010
Porsche Automobil Holding SE	4,422	288,284
Puma AG Rudolf Dassler Sport	291	73,757
RWE AG	9,627	812,990
SAP AG	28,012	1,317,541
Siemens AG	34,680	2,768,045
ThyssenKrupp AG	6,696	206,146
TUI AG†	4,542	29,261
Volkswagen AG	3,502	1,259,130

		18,950,848

Greece — 0.4%
EFG Eurobank Ergasias†	14,560	190,714
Marfin Investment Group SA†	3,944	16,527
National Bank of Greece SA†	20,164	588,590
OPAP SA	4,050	97,266
Piraeus Bank SA†	22,672	269,502
Titan Cement Co. SA†	2,000	58,038

		1,220,637

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Hong Kong — 3.4%
Bank of East Asia, Ltd.	84,216	$280,356
BOC Hong Kong Holdings, Ltd.	209,500	446,029
Cathay Pacific Airways, Ltd.	72,000	111,483
Cheung Kong Holdings, Ltd.	74,000	954,833
China Resources Enterprise	96,000	241,795
China Travel International Investment Hong Kong, Ltd.	592,000	148,190
CLP Holdings, Ltd.	100,000	678,060
Hang Lung Group, Ltd.	43,000	224,431
Hang Lung Properties, Ltd.	248,000	916,794
Hang Seng Bank, Ltd.	45,500	739,150
Henderson Land Development Co., Ltd.	58,000	384,294
Hong Kong & China Gas Co., Ltd.	214,000	474,939
Hong Kong Exchanges & Clearing, Ltd.	52,900	995,879
HongKong Electric Holdings, Ltd.	64,000	351,791
Hopewell Holdings, Ltd.	32,000	104,051
Hutchison Whampoa, Ltd.	117,000	872,588
Hysan Development Co., Ltd.	28,127	76,396
MTR Corp., Ltd.	78,078	283,094
New World Development Co., Ltd.	144,441	344,047
Sino Land Co., Ltd.	98,030	200,106
Sun Hung Kai Properties, Ltd.	90,500	1,372,088
Swire Pacific, Ltd., Class A	41,500	464,797
The Link REIT	99,918	226,909
Wharf Holdings, Ltd.	74,000	348,514
Wheelock & Co., Ltd.	52,000	145,935
Wing Hang Bank, Ltd.	7,500	71,854

		11,458,403

Indonesia — 0.8%
Bank Rakyat Indonesia	257,500	189,395
Bumi Resources Tbk PT	765,500	215,960
International Nickel Indonesia Tbk PT	105,500	45,708
Lippo Karawaci TBK PT	475,000	33,980
PT Astra Agro Lestari Tbk	20,000	38,891
PT Astra International Tbk	338,500	999,300
PT Bank Central Asia	541,000	205,771
PT Bank Danamon Indonesia Tbk	142,500	69,276
PT Bank Mandiri	303,000	127,458
PT Indosat Tbk	70,500	38,713
PT Perusahaan Gas Negara	437,500	154,282
PT Tambang Batubara Bukit Asam Tbk	37,000	50,700
PT Unilever Indonesia Tbk	83,500	97,592
PT United Tractors Tbk	71,000	92,640
Semen Gresik (Persero) PT	65,000	38,967
Telekomunikasi Indonesia Tbk PT	444,000	400,383

		2,799,016

Isle of Man — 0.0%
Genting International PLC†	184,000	108,036

Italy — 1.6%
Alleanza Assicurazioni SpA	15,235	114,544
Assicurazioni Generali SpA	36,489	831,604
Banco Popolare Scarl†	7,295	58,954
Enel SpA	37,155	201,898
ENI SpA	97,074	2,259,411
Fiat SpA†	8,180	90,707
Intesa Sanpaolo SpA†	292,853	1,090,466
Mediobanca SpA	3,342	46,919
Saipem SpA	2,819	76,340
Telecom Italia SpA	63,371	99,174
UniCredit SpA†	113,829	333,404
Unione di Banche Italiane SCPA	7,206	100,807

		5,304,228

Japan — 24.8%
ACOM Co., Ltd.	920	19,542
Advantest Corp.	9,600	209,501
Aeon Co., Ltd.	19,100	185,701
Aeon Credit Service Co., Ltd.	1,800	20,506
Aeon Mall Co., Ltd.	300	6,341
Aioi Insurance Co., Ltd.	2,000	9,511
Ajinomoto Co., Inc.	30,000	287,873
Amada Co., Ltd.	14,000	89,067
Aozora Bank, Ltd.†	1,800	2,492
Asahi Breweries, Ltd.	8,000	127,239
Asahi Glass Co., Ltd.	59,200	514,266
Asahi Kasei Corp.	56,000	289,395
Astellas Pharma, Inc.	22,601	862,242
Bank of Kyoto, Ltd.	13,000	117,876
Benesse Corp.	2,600	112,655
Bridgestone Corp.	45,700	793,985
Canon, Inc.	51,300	1,913,754
Casio Computer Co., Ltd.	17,000	139,593
Central Japan Railway Co.	81	488,782
Chubu Electric Power Co., Inc.	25,600	616,835
Chugai Pharmaceutical Co., Ltd.	11,605	212,784
Chuo Mitsui Trust Holdings, Inc.	26,518	92,480
Citizen Watch Co., Ltd.	18,900	102,664
Coca-Cola West Japan Co., Ltd.	600	11,750
Credit Saison Co., Ltd.	2,700	35,268
Dai Nippon Printing Co., Ltd.	21,400	313,452
Daicel Chemical Industries, Ltd.	10,000	63,725
Daiichi Sankyo Co., Ltd.	30,700	558,034
Daikin Industries, Ltd.	14,600	530,769
Dainippon Ink and Chemicals, Inc.	32,000	44,978
Daito Trust Construction Co., Ltd.	5,300	261,009
Daiwa House Industry Co., Ltd.	28,400	293,829
Daiwa Securities Group, Inc.	65,000	384,676
Denki Kagaku Kogyo Kabushiki Kaisha	20,000	65,099
Denso Corp.	32,809	969,101
Dowa Mining Co., Ltd.	27,000	123,266
East Japan Railway Co.	18,900	1,084,565
Eisai Co., Ltd.	10,300	366,827
FamilyMart Co., Ltd.	2,800	91,139
FANUC, Ltd.	8,900	730,811
Fast Retailing Co., Ltd.	4,400	571,477
Fuji Electric Holdings Co., Ltd.	7,000	12,280
Fuji Television Network, Inc.	18	28,781
FUJIFILM Holdings Corp.	24,500	800,053
Fujitsu, Ltd.	93,400	613,948
Fukuoka Financial Group, Inc.	26,000	114,029
Furukawa Electric Co., Ltd.	27,600	133,297
Gunma Bank, Ltd.	1,000	5,812
Hirose Electric Co., Ltd.	1,300	145,627

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Japan (continued)

Hitachi Construction Machinery Co., Ltd.	1,600	$28,390
Hitachi, Ltd.	168,800	567,275
Hokkaido Electric Power Co., Inc.	1,000	19,435
Hokuhoku Financial Group, Inc.	50,000	114,135
Honda Motor Co., Ltd.	77,204	2,488,478
Hoya Corp.	20,800	502,277
Ibiden Co., Ltd.	6,100	203,065
IHI Corp.†	54,000	91,308
INPEX Corp.	21	160,676
Isetan Mitsukoshi Holdings, Ltd.	13,240	140,341
Ito En, Ltd.	900	14,162
ITOCHU Corp.	78,000	583,609
ITOCHU Techno-Solutions Corp.	1,900	57,226
J Front Retailing Co., Ltd.	17,500	97,279
Jafco Co., Ltd.	200	7,017
Japan Airlines Corp.†	45,000	76,565
Japan Prime Reality Investment Corp.	3	6,458
Japan Real Estate Investment Corp.	19	159,028
Japan Retail Fund Investment Corp.	19	95,376
Japan Tobacco, Inc.	219	634,145
JFE Holdings, Inc.	18,400	740,861
JGC Corp.	12,000	207,979
JS Group Corp.	11,300	175,307
JSR Corp.	7,300	131,612
JTEKT Corp.	1,000	11,318
Kajima Corp.	59,800	168,736
Kamigumi Co., Ltd.	1,000	8,338
Kaneka Corp.	11,000	76,491
Kao Corp.	31,800	720,856
Kawasaki Heavy Industries, Ltd.	50,000	128,930
Kawasaki Kisen Kaisha, Ltd.	3,000	11,318
Keihin Electric Express Railway Co., Ltd.	21,000	175,102
Keio Corp.	9,000	54,024
Keyence Corp.	2,200	434,536
Kikkoman Corp.	7,000	81,892
Kinden Corp.	1,000	8,412
Kintetsu Corp.	82,500	384,491
Kirin Holdings Company, Ltd.	22,800	341,187
Kobe Steel, Ltd.	90,000	174,055
Komatsu, Ltd.	51,500	843,049
Konami Corp.	5,700	121,379
Konica Minolta Holdings, Inc.	22,500	246,103
Kubota Corp.	70,000	630,277
Kuraray Co., Ltd.	15,000	170,092
Kurita Water Industries, Ltd.	3,200	106,188
Kyocera Corp.	8,100	652,280
Kyowa Hakko Kirin Co., Ltd.	12,016	138,414
Kyushu Electric Power Co., Inc.	12,500	269,485
Lawson, Inc.	2,500	103,831
Leopalace21 Corp.	4,500	38,568
Mabuchi Motor Co., Ltd.	1,100	55,218
Marubeni Corp.	109,200	504,311
Marui Co., Ltd.	19,000	136,338
Matsui Securities Co., Ltd.	6,400	61,075
Meiji Holdings Co., Ltd.†	1,100	44,407
Minebea Co., Ltd.	19,000	77,305
Mitsubishi Chemical Holdings Corp.	39,500	177,411
Mitsubishi Corp.	69,000	1,378,177
Mitsubishi Electric Corp.	99,800	731,955
Mitsubishi Estate Co., Ltd.	40,000	666,631
Mitsubishi Heavy Industries, Ltd.	168,400	674,490
Mitsubishi Logistics Corp.	3,000	37,221
Mitsubishi Materials Corp.	91,000	247,155
Mitsubishi Rayon Co., Ltd.	23,000	62,954
Mitsubishi UFJ Financial Group, Inc.	313,011	1,872,277
Mitsubishi UFJ Lease & Finance Co., Ltd.	300	9,194
Mitsui & Co., Ltd.	82,600	1,036,155
Mitsui Chemicals, Inc.	25,000	91,678
Mitsui Fudosan Co., Ltd.	28,000	514,874
Mitsui Mining & Smelting Co., Ltd.†	52,000	143,429
Mitsui O.S.K. Lines, Ltd.	7,000	42,684
Mitsui Sumitomo Insurance Group Holdings, Inc.	14,200	364,661
Mizuho Financial Group, Inc.	360,600	819,329
Murata Manufacturing Co., Ltd.	10,200	500,164
Namco Bandai Holdings, Inc.	3,000	33,733
NEC Corp.†	101,800	357,174
NGK Insulators, Ltd.	19,400	439,768
NGK Spark Plug Co., Ltd.	10,000	110,330
Nidec Corp.	5,500	398,151
Nikon Corp.	12,000	241,205
Nintendo Co., Ltd.	3,700	1,000,613
Nippon Building Fund, Inc.	24	215,588
Nippon Electric Glass Co., Ltd.	15,000	174,055
Nippon Express Co., Ltd.	43,400	199,514
Nippon Meat Packers, Inc.	12,400	152,011
Nippon Mining Holdings, Inc.	24,000	114,135
Nippon Oil Corp.	74,200	393,642
Nippon Paper Group, Inc.	3,400	87,672
Nippon Sheet Glass Co., Ltd.	20,000	59,815
Nippon Steel Corp.	242,000	969,279
Nippon Telegraph and Telephone Corp.	13,800	570,230
Nippon Yusen Kabushiki Kaisha	56,000	239,683
Nipponkoa Insurance Co., Ltd.	1,000	5,971
Nissan Chemical Industries, Ltd.	9,000	121,173
Nissan Motor Co., Ltd.	115,100	838,086
Nisshin Seifun Group, Inc.	8,000	97,310
Nisshinbo Industries, Inc.	2,000	25,596
Nissin Food Products Co., Ltd.	3,400	108,513
Nitto Denko Corp.	9,900	319,102
Nomura Holdings, Inc.	92,500	810,383
Nomura Real Estate Holdings, Inc.	300	5,276
Nomura Real Estate Office Fund, Inc.	1	6,573
Nomura Research Institute, Ltd.	6,300	156,127
NSK, Ltd.	32,000	173,485
NTN Corp.	25,000	101,189
NTT Data Corp.	74	249,469
NTT DoCoMo, Inc.	183	265,338
NTT Urban Development Corp.	6	5,681
Obayashi Corp.	40,000	178,811
Obic Co., Ltd.	480	81,923
OJI Paper Co., Ltd.	48,800	211,961
Olympus Corp.	7,000	201,215

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Japan (continued)

Omron Corp.	11,000	$178,325
Onward Kashiyama Co., Ltd.	8,000	56,898
ORACLE Corp.	2,200	88,581
Oriental Land Co., Ltd.	3,200	214,404
ORIX Corp.	430	27,220
Osaka Gas Co., Ltd.	124,200	413,453
Panasonic Corp.	101,200	1,604,227
Panasonic Electric Works Co., Ltd.	15,000	159,155
Promise Co., Ltd.	1,300	13,697
Resona Holdings, Inc.	18,100	267,411
Ricoh Co., Ltd.	32,000	420,016
Rohm Co., Ltd.	7,000	520,793
Sanyo Electric Co., Ltd.†	78,000	174,753
Sapporo Hokuyo Holdings, Inc.†	2,000	6,742
Sapporo Holdings, Ltd.	4,000	24,180
SBI Holdings, Inc.	358	72,376
Secom Co., Ltd.	6,600	282,483
Seiko Epson Corp.	6,400	98,477
Sekisui Chemical Co., Ltd.	22,000	129,966
Sekisui House, Ltd.	49,400	465,678
Seven & I Holdings Co., Ltd.	36,500	856,328
Sharp Corp.	42,800	476,284
Shimamura Co., Ltd.	1,000	90,462
Shimano, Inc.	5,100	209,120
Shimizu Corp.	42,000	172,661
Shin-Etsu Chemical Co., Ltd.	19,048	1,026,629
Shinko Securities Co., Ltd.	25,000	91,413
Shinsei Bank, Ltd.†	45,000	66,579
Shionogi & Co., Ltd.	11,000	227,731
Shiseido Co., Ltd.	17,600	287,180
Showa Denko K.K	32,000	59,519
Showa Shell Sekiyu K.K	10,200	114,154
SMC Corp.	3,000	338,600
Softbank Corp.	45,400	966,774
Sompo Japan Insurance, Inc.	36,000	238,922
Sony Corp.	35,847	1,013,376
Sony Financial Holdings, Inc.	5	15,413
Stanley Electric Co., Ltd.	3,400	70,569
Sumitomo Chemical Co., Ltd.	60,400	299,367
Sumitomo Corp.	51,400	508,975
Sumitomo Electric Industries, Ltd.	31,600	393,727
Sumitomo Heavy Industries, Ltd.	22,000	106,251
Sumitomo Metal Industries, Ltd.	143,000	356,650
Sumitomo Metal Mining Co., Ltd.	47,400	713,818
Sumitomo Mitsui Financial Group, Inc.	22,800	975,852
Sumitomo Realty & Development Co., Ltd.	13,000	267,900
Suruga Bank, Ltd.	1,000	10,631
T&D Holdings, Inc.	9,150	268,819
Taiheiyo Cement Corp.	32,000	48,359
Taisei Corp.	57,000	129,511
Taisho Pharmaceutical Co., Ltd.	8,412	162,328
Takashimaya Co., Ltd.	18,000	148,375
Takeda Pharmaceutical Co., Ltd.	37,301	1,509,779
TDK Corp.	6,200	326,299
Teijin, Ltd.	41,800	132,523
Terumo Corp.	9,400	477,823
The 77 Bank, Ltd.	15,000	88,771
The Bank of Yokohama, Ltd.	52,000	281,913
The Chiba Bank, Ltd.	29,000	188,174
The Hachijuni Bank, Ltd.	1,000	5,855
The Hiroshima Bank, Ltd.	3,000	12,491
The Joyo Bank, Ltd.	33,000	168,095
The Kansai Electric Power Co., Inc.	43,200	965,580
The Nishi-Nippon City Bank, Ltd.	26,000	65,945
The Shizuoka Bank, Ltd.	27,000	265,934
The Sumitomo Trust & Banking Co., Ltd.	54,000	295,609
THK Co., Ltd.	1,700	27,919
Tobu Railway Co., Ltd.	43,200	262,510
Toho Co., Ltd.	3,600	64,068
Tohoku Electric Power Co., Inc.	25,200	524,906
Tokio Marine Holdings, Inc.	29,771	865,207
Tokyo Broadcasting System, Inc.	4,600	72,287
Tokyo Electric Power Co., Inc.	62,700	1,606,843
Tokyo Electron, Ltd.	10,700	560,867
Tokyo Gas Co., Ltd.	132,400	485,525
Tokyo Tatemono Co., Ltd.	10,000	49,036
Tokyu Corp.	53,000	259,889
Tokyu Land Corp.	1,000	4,037
TonenGeneral Sekiyu K.K	16,000	152,856
Toppan Printing Co., Ltd.	20,200	206,216
Toray Industries, Inc.	55,100	276,010
Toshiba Corp.	144,000	639,155
Tosoh Corp.	23,000	67,329
Toto, Ltd.	24,200	165,979
Toyo Seikan Kaisha, Ltd.	8,800	188,787
Toyoda Gosei Co., Ltd.	600	18,579
Toyota Industries Corp.	4,550	123,096
Toyota Motor Corp.	125,100	5,275,022
Trend Micro, Inc.	5,500	190,066
Uni-Charm Corp.	1,700	137,617
UNY Co., Ltd.	7,000	57,110
Ushio, Inc.	2,000	37,728
USS Co., Ltd.	1,220	76,327
West Japan Railway Co.	22	70,214
Yahoo! Japan Corp.	871	285,808
Yakult Honsha Co., Ltd.	4,600	101,358
Yamada Denki Co., Ltd.	5,170	323,449
Yamaha Corp.	5,700	75,719
Yamaha Motor Co., Ltd.	1,800	22,408
Yamato Transport Co., Ltd.	12,000	178,431
Yamazaki Baking Co., Ltd.	4,000	50,262
Yokogawa Electric Corp.	11,400	89,393

		83,246,831

Luxembourg — 0.3%
ArcelorMittal	23,557	847,788

Malaysia — 0.5%
AMMB Holdings Bhd	54,200	61,547
Axiata Group Bhd	66,200	55,253
British American Tobacco Bhd	3,800	50,163
Bumiputra-Commerce Holdings Bhp	62,800	192,545
Digi.com Bhd	8,400	52,940
Gamuda Bhd	64,600	61,620
Genting Bhd	60,700	112,008
Genting Malaysia Bhd	84,300	70,360

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Malaysia (continued)

IJM Corp. Bhd	22,100	$37,957
IOI Corp.	81,900	113,928
Kuala Lumpur Kepong Bhd	12,600	44,713
Malayan Banking Bhd	81,000	149,468
MISC BHD	27,000	67,452
Petronas Gas Berhad	18,900	52,582
Plus Expressways Berhad	48,100	44,789
PPB Group Bhd	15,400	64,267
Public Bank BHD	28,300	83,554
Sime Darby Bhd	71,000	166,288
Tenaga Nasional Bhd	46,300	107,124
YTL Corp.	20,900	43,016
YTL Power International Berhad	55,400	34,286

		1,665,860

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	349,983	103,355

Mexico — 0.3%
Desarrolladora Homex SA de CV ADR†	8,100	285,363
Urbi, Desarrollos Urbanos, SA de CV†	44,000	76,082
Wal-Mart de Mexico SAB de CV, Series V	141,320	481,658

		843,103

Netherlands — 2.3%
Aegon NV	56,628	416,312
Akzo Nobel NV	7,033	385,879
ASML Holding NV	13,061	341,973
European Aeronautic Defense and Space Co. NV	9,600	183,077
Fugro NV	3,763	168,867
Heineken NV	18,905	754,737
ING Groep NV	48,997	628,379
James Hardie Industries NV CDI†	22,203	96,376
Koninklijke Ahold NV	46,829	532,561
Koninklijke DSM NV	4,295	153,531
Koninklijke KPN NV	41,303	620,775
Koninklijke Philips Electronics NV	41,415	944,460
Reed Elsevier NV	18,448	193,365
SBM Offshore NV	9,666	184,887
STMicroelectronics NV	21,622	165,153
TNT NV	24,110	572,676
Unilever NV	36,241	990,212
Wolters Kluwer NV	11,584	227,847

		7,561,067

New Zealand — 0.0%
Nufarm, Ltd.	7,151	64,831

Norway — 1.3%
DnB NOR ASA†	37,654	327,675
Norsk Hydro ASA†	48,211	283,157
Orkla ASA	70,460	557,983
Renewable Energy Corp. AS†	6,500	51,612
StatoilHydro ASA	58,132	1,242,410
Telenor ASA†	47,389	437,131
Yara International ASA	45,013	1,395,308

		4,295,276

Poland — 1.1%
Asseco Poland SA†	8,592	176,917
Bank Handlowy w Warszawie SA†	5,898	119,519
Bank Pekao SA	16,685	835,096
Bank Zachodni WBK SA	3,702	164,163
BRE Bank SA†	1,302	86,381
Getin Holding SA†	41,599	104,246
Globe Trade Centre SA†	16,400	146,577
Kghm Polska Miedz SA	15,281	454,377
PBG SA†	1,200	93,226
Polski Koncern Naftowy SA	37,585	367,446
Polskie Gornictwo Naftowe I Gazownictwo SA	145,278	222,233
Powszechna Kasa Oszczednosci Bank Polski SA	54,761	627,039
Telekomunikacja Polska SA	87,905	449,943

		3,847,163

Portugal — 0.2%
Brisa-Auto Estradas de Portugal SA	15,318	126,848
Energias de Portugal SA	83,139	329,780
Portugal Telecom SGPS SA	15,838	160,455

		617,083

Russia — 1.2%
LUKOIL ADR	12,600	630,000
Mining & Metallurgical Co. Norilsk Nickel ADR†	31,455	314,865
Mobile Telesystems OJSC ADR†	5,200	218,348
NovaTek OAO GDR*	2,083	89,798
OAO Gazprom ADR	61,650	1,273,072
Polyus Gold Co. ADR	6,292	138,424
Rosneft Oil Co. GDR†	40,950	250,204
Surgutneftegaz ADR	39,100	304,198
Tatneft GDR*	10,142	252,536
Vimpel-Communications ADR	13,250	179,008
VTB Bank OJSC GDR	70,333	191,306
Wimm-Bill-Dann Foods ADR†	3,500	238,560

		4,080,319

Singapore — 2.1%
Ascendas Real Estate Investment Trust.	64,000	75,600
CapitaLand, Ltd.	108,000	286,669
CapitaMall Trust	76,004	83,442
City Developments, Ltd.	38,983	274,667
ComfortDelgro Corp., Ltd.	112,481	121,145
Cosco Corp. (Singapore), Ltd.	11,000	10,013
DBS Group Holdings, Ltd.	75,947	732,477
Fraser and Neave, Ltd.	64,000	184,553
Jardine Cycle & Carriage, Ltd.	10,025	164,396
Keppel Corp., Ltd.	83,000	483,876
Olam International, Ltd.	86,000	151,784
Oversea-Chinese Banking Corp.	157,901	857,996
SembCorp Industries, Ltd.	67,370	150,268
SembCorp Marine, Ltd.	59,800	129,643
Singapore Airlines, Ltd.	41,810	392,200
Singapore Exchange, Ltd.	55,008	333,301
Singapore Press Holdings, Ltd.	83,952	209,421
Singapore Telecommunications, Ltd.	477,560	1,161,422
United Overseas Bank, Ltd.	75,059	922,102
UOL Group, Ltd.	33,315	81,022

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
Singapore (continued)

Wilmar International, Ltd.	55,000	$228,920

		7,034,917

Spain — 4.3%
ACS Actividades de Construccion y Servicios SA	11,861	632,096
Banco Bilbao Vizcaya Argentaria SA	140,728	2,310,676
Banco Popular Espanol SA	85,922	775,813
Banco Santander SA	323,686	4,687,310
Criteria Caixacorp SA	6,336	30,479
Gas Natural SDG SA	836	15,645
Iberdrola SA (Barcelona)	63,539	545,184
Iberdrola SA (London)†	40,524	348,863
Indra Sistemas SA	1,666	38,290
Industria de Diseno Textil SA	6,603	355,181
Mapfre SA	22,033	82,278
Repsol YPF SA	27,558	639,845
Telefonica SA	160,097	3,982,989
Zardoya Otis SA	4,622	105,008

		14,549,657

Sweden — 2.1%
Alfa Laval AB	12,847	139,936
Assa Abloy AB, Class B	11,171	184,222
Atlas Copco AB, Class A	36,710	437,508
Atlas Copco AB, Class B	16,410	173,970
Electrolux AB, Class B†	6,100	114,121
Getinge AB, Class B	14,883	222,750
Hennes & Mauritz AB, Class B	16,469	979,102
Holmen AB	1,750	48,140
Husqvarna AB, Class B†	6,100	38,463
Investor AB, Class B	27,405	488,019
Lundin Petroleum AB†	18,859	167,003
Nordea Bank AB	58,008	562,716
Sandvik AB	40,170	382,717
Skanska AB, Class B	13,045	183,039
SKF AB, Class B	14,000	210,019
Ssab Svenskt Stal AB, Class A	4,852	63,541
Svenska Cellulosa AB, Class B	18,931	243,327
Svenska Handelsbanken AB, Class A	15,920	389,396
Swedish Match AB	8,302	158,481
Tele2 AB, Class B	3,445	46,357
Telefonaktiebolaget LM Ericsson, Class B	109,193	1,071,350
TeliaSonera AB	43,983	282,208
Volvo AB Class B	43,463	317,721
Volvo AB, Class A	17,525	124,467

		7,028,573

Switzerland — 6.2%
ABB, Ltd.†	60,771	1,110,045
Baloise Holding AG	1,623	129,396
Compagnie Financiere Richemont SA	14,496	356,211
Credit Suisse Group AG	38,840	1,835,418
Geberit AG	1,408	196,447
Givaudan SA	188	125,697
Holcim, Ltd.†	9,055	549,918
Julius Baer Holding AG	11,052	526,409
Logitech International SA†	6,025	101,483
Lonza Group AG	976	96,719
Nestle SA	117,140	4,820,865
Nobel Biocare Holding AG	14,921	354,368
Novartis AG	63,816	2,922,524
Pargesa Holding SA	300	22,023
Roche Holding AG	19,203	3,027,844
Schindler Holding AG	3,005	194,025
Straumann AG	1,366	299,238
Swiss Life Holding AG†	813	81,479
Swiss Reinsurance	11,644	446,735
Swisscom AG	462	151,637
Syngenta AG	6,831	1,576,311
The Swatch Group AG	1,409	52,278
The Swatch Group AG, Class B	907	165,758
UBS AG†	52,424	765,768
Zurich Financial Services AG	4,022	790,362

		20,698,958

Thailand — 0.0%
Univest Land PCL†(2)	22,500	0

Turkey — 1.0%
Akbank TAS	74,137	418,326
Anadolu Efes Biracilik ve Malt Sanayii AS	20,892	224,408
BIM Birlesik Magazalar AS† GDR	3,687	145,380
Enka Insaat ve Sanayi AS	34,827	118,383
Eregli Demir ve Celik Fabrikalari TAS	44,429	146,189
Haci Omer Sabanci Holdings AS	39,277	146,860
Koc Holding AS†	37,098	87,263
Tupras-Turkiye Petrol Rafinerileri AS	12,101	156,306
Turk Telekomunikasyon AS†	49,500	150,760
Turkcell Iletisim Hizmet AS	59,336	377,166
Turkiye Garanti Bankasi AS†	153,135	541,352
Turkiye Halk Bankasi AS†	24,800	132,350
Turkiye Is Bankasi, Class C	91,008	315,538
Turkiye Vakiflar Bankasi Tao	60,655	127,829
Yapi Ve Kredi Bankasi AS†	68,087	142,566

		3,230,676

United Kingdom — 14.9%
3i Group PLC	22,345	102,181
Admiral Group PLC	5,815	92,911
AMEC PLC	9,189	108,216
Anglo American PLC	23,499	757,601
Antofagasta PLC	96	1,214
Associated British Foods PLC	66	878
AstraZeneca PLC	40,558	1,899,036
Aviva PLC	79,339	464,855
BAE Systems PLC	111,359	571,080
Balfour Beatty PLC	17,402	88,879
Barclays PLC	187,889	948,796
Berkeley Group Holdings PLC†	2,361	32,577
BG Group PLC	106,694	1,780,488
BP PLC	694,737	5,770,123
British Airways PLC†	22,834	54,316
British American Tobacco PLC	53,325	1,655,046
British Land Co. PLC	102	741
British Sky Broadcasting Group PLC	60,560	552,347
BT Group PLC	203,716	430,987
Bunzl PLC	12,690	109,806
Burberry Group PLC	12,959	99,578

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)
United Kingdom (continued)

Cable & Wireless PLC	533	$1,284
Cadbury PLC	30,732	303,397
Cairn Energy PLC†	26	1,041
Carnival PLC	4,520	131,680
Centrica PLC	88,829	326,817
Cobham PLC	37,122	111,061
Compass Group PLC	54,484	293,516
Diageo PLC	77,526	1,214,741
Drax Group PLC	128	856
Experian PLC	17,925	147,918
FirstGroup PLC	17,306	95,833
Friends Provident Group PLC	65,154	76,349
G4S PLC	7,546	26,912
GlaxoSmithKline PLC	153,077	2,938,079
Hammerson PLC	58	334
Home Retail Group PLC	14,476	75,930
HSBC Holdings PLC	569,264	5,760,241
ICAP PLC	5,377	40,778
Imperial Tobacco Group PLC	21,734	621,188
Intercontinental Hotels Group PLC	8,936	101,355
International Power PLC	12,268	52,309
Invensys PLC	25,676	110,657
Investec PLC	7,077	47,760
J Sainsbury PLC	28,176	149,437
Johnson Matthey PLC	5,539	131,017
Kingfisher PLC	20,793	73,896
Ladbrokes PLC	16,149	47,343
Land Securities Group PLC	95	847
Legal & General Group PLC	185,554	199,768
Liberty International PLC	48	350
Lloyds Banking Group PLC	256,759	364,568
London Stock Exchange Group PLC	940	11,180
Lonmin PLC†	35	807
Man Group PLC, Class B	91,168	421,467
Marks & Spencer Group PLC	29,619	171,067
National Grid PLC	105,815	987,197
Next PLC	4,627	131,782
Old Mutual PLC	173,065	277,012
Pearson PLC	24,000	278,030
Prudential PLC	77,716	581,921
Reckitt Benckiser Group PLC	17,732	851,883
Reed Elsevier PLC	32,796	231,874
Rexam PLC	16,605	65,461
Rio Tinto PLC	17,560	730,101
Rolls-Royce Group PLC†	65,058	450,191
Royal Bank of Scotland Group PLC†	444,087	332,672
Royal Dutch Shell PLC, Class A	129,966	3,412,839
Royal Dutch Shell PLC, Class B	83,125	2,157,825
RSA Insurance Group PLC	117,764	249,046
SABMiller PLC	22,364	518,155
Schroders PLC	3,622	59,142
Scottish and Southern Energy PLC	45,138	834,687
Segro PLC	8	37
Serco Group PLC	3,023	20,376
Severn Trent PLC	15,099	244,276
Shire PLC	94	1,394
Smith & Nephew PLC	71,913	571,204
Smiths Group PLC	15,281	183,788
Standard Chartered PLC	53,513	1,270,243
Standard Life PLC	66,123	218,480
Tesco PLC	158,592	973,581
The Capita Group PLC	5,146	57,379
The Sage Group PLC	44,875	146,475
Thomson Reuters PLC	7,111	227,475
Tomkins PLC	34,669	102,506
Tullow Oil PLC	132	2,180
Unilever PLC	31,193	823,280
United Utilities Group PLC	6,184	46,563
Vedanta Resources PLC	30	884
Vodafone Group PLC	1,263,573	2,589,873
Whitbread PLC	5,136	74,255
William Morrison Supermarkets PLC	308	1,387
Wolseley PLC†	2,207	49,365
WPP PLC	75,680	583,743
Xstrata PLC	11,623	156,917

		50,068,918

United States — 0.2%
Synthes, Inc.	6,362	714,992

Total Common Stock (cost $310,038,142)		302,919,997

PREFERRED STOCK — 1.1%
Brazil — 1.0%
Banco Itau Holding Financeira A	41,962	755,687
Bradespar SA	5,027	75,846
Centrais Eletricas Brasileiras SA, Class B	23,134	319,902
Cia Energetica de Minas Gerais	14,680	212,833
Gerdau SA	13,702	161,053
Itausa — Investimentos Itau SA	56,893	291,822
Metalurgica Gerdau SA	6,288	91,670
Petroleo Brasileiro SA	70,108	1,182,527
Sadia SA	40,234	116,664
Tele Norte Leste Participacoes SA	12,094	187,268

		3,395,272

Germany — 0.1%
Henkel AG & Co KGaA	1,955	71,891
RWE AG	821	58,251
Volkswagen AG	2,917	228,626

		358,768

Total Preferred Stock (cost $3,441,475)		3,754,040

RIGHTS† — 0.0%
Belgium — 0.0%
Fortis Expires 07/04/04	52,602	0

Japan — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10	23,000	5,238

United Kingdom — 0.0%
Rexam PLC	6,038	8,674

Total Rights (cost $0)		13,912

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

WARRANTS† — 0.0%
IJM Land Bhd Expires 09/13/2011 (strike price $1.35)	21,160	$3,754
Unione di Banche Italiane Expires 06/30/11 (strike price $12.30)	7,206	527

Total Warrants (cost $0)		4,281

Total Long-Term Investment Securities (cost $313,479,617)		306,692,230

		Market
	Principal	Value
Security Description	Amount	(Note 2)

REPURCHASE AGREEMENT — 6.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/09, to be repurchased 08/03/09 in the amount of $21,175,018 and collateralized by $20,275,000 of Federal National Mtg. Assoc. Notes, bearing interest at 7.13% due 06/15/10 and having approximate value of $21,600,985 (cost $21,175,000)	$21,175,000	$21,175,000

TOTAL INVESTMENTS (cost $334,654,617)(1)	97.7%	327,867,230
Other assets less liabilities	2.3	7,770,347

NET ASSETS	100.0%	$335,637,577

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2009, the aggregate value of these securities was $342,334 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
(2)	Fair valued securities. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 2
ADR — American Depository Receipt
GDR — Global Depository Receipt
PPS — Price Protected Shares
REIT — Real Estate Investment Trust

Open Futures Contracts

					Value as of	Unrealized
Number of			Expiration	Value at	July 31,	Appreciation
Contracts	Type	Description	Month	Trade Date	2009	(Depreciation)

11	Long	DAX Index Future	September 2009	$1,869,642	$2,082,746	$213,105
109	Long	Dow Jones Euro Stoxx 50 Future	September 2009	3,723,360	4,072,683	349,323
33	Long	Financial Times Stock Exch. 100 Index	September 2009	2,349,761	2,503,486	153,725
46	Long	Hang Seng China Enterprises Index	August 2009	3,614,585	3,575,809	(38,776)
166	Long	MSCI Taiwan Stock Index	August 2009	4,244,253	4,249,600	5,347
579	Long	SGX CNX Nifty Index	August 2009	5,252,323	5,389,332	137,009
43	Long	Toyko Price Index	September 2009	4,156,582	4,316,034	159,452

						$979,185

SunAmerica Series Trust International Diversified Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation

HKD	84,587,707	USD	10,916,656	08/13/2009	$1,222
JPY	2,009,115,120	USD	21,410,600	08/13/2009	176,465
USD	13,179,908	AUD	16,596,710	05/13/2009	692,808
*USD	35,105,875	EUR	25,058,566	08/13/2009	610,811
*USD	14,192,194	GBP	8,708,793	08/13/2009	355,109

					$1,836,415

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation

*EUR	10,144,884	USD	14,173,412	08/13/2009	$(286,379)
*GBP	1,207,239	USD	1,966,129	08/13/2009	(50,462)

					(336,841)

Net Unrealized Appreciation (Depreciation)					$1,499,574

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar
GBP  — British Pound
JPY  — Japanese Yen
EUR  — Euro Dollar
HKD — Hong Kong Dollar
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
France	$26,046,458	$—	$—	$26,046,458
Germany	18,950,848	—	—	18,950,848
Japan	83,246,831	—	—	83,246,831
Switzerland	20,698,958	—	—	20,698,958
United Kingdom	50,068,918	—	—	50,068,918
Other Countries*	103,907,984	—	0	103,907,984
Preferred Stock	3,754,040	—	—	3,754,040
Rights	8,674	5,238	—	13,912
Warrants	4,281	—	—	4,281
Repurchase Agreements	—	21,175,000	—	21,175,000
Other Financial Instruments:+
Futures Appreciation	1,017,961	—	—	1,017,961
Futures Depreciation	(38,776)	—	—	(38,776)
Forward Foreign Currency Contracts Appreciation	—	1,836,415	—	1,836,415
Forward Foreign Currency Contracts Depreciation	—	(336,841)	—	(336,841)

Total	$307,666,177	$22,679,812	$0	$330,345,989

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock

Balance as of 1/31/2009	$3,369
Accrued discounts/premiums	$—
Realized gain(loss)	$(26,697)
Change in unrealized appreciation(depreciation)	$23,849
Net purchases(sales)	$(521)
Transfers in and/or out of Level 3	$—

Balance as of 7/31/2009	$0

See Notes to Financial Statements

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Banks-Commercial	19.9%
Oil Companies-Integrated	7.7
Cellular Telecom	4.4
Oil Companies-Exploration & Production	4.3
Electronic Components-Misc.	3.8
Electronic Components-Semiconductors	3.4
Repurchase Agreements	3.0
Finance-Investment Banker/Broker	2.8
Diversified Financial Services	2.7
Coal	2.6
Diversified Operations	2.4
Metal-Copper	2.3
Retail-Major Department Stores	2.1
Semiconductor Components-Integrated Circuits	2.0
Web Portals/ISP	2.0
Special Purpose Entities	1.8
Auto-Cars/Light Trucks	1.8
Home Furnishings	1.6
U.S. Government Agencies	1.6
Platinum	1.6
Index Fund	1.3
Wire & Cable Products	1.3
Airlines	1.2
Tobacco	1.2
Metal-Diversified	1.2
Building Products-Cement	1.1
Machinery-Construction & Mining	1.1
Cosmetics & Toiletries	1.1
Mining	1.1
Beverages-Non-alcoholic	1.0
Retail-Automobile	1.0
Building & Construction-Misc.	1.0
Building-Residential/Commercial	1.0
Electric-Distribution	1.0
Agricultural Chemicals	1.0
Steel-Producers	0.9
Electric-Generation	0.9
Agricultural Operations	0.8
Computers	0.8
Rental Auto/Equipment	0.8
Warehousing & Harbor Transportation Services	0.7
Cable TV	0.6
Real Estate Operations & Development	0.5
Commercial Services-Finance	0.5
Retail-Apparel/Shoe	0.4
Medical-Generic Drugs	0.4
Aerospace/Defense	0.2

97.9%

Country Allocation*

South Korea	14.8%
China	13.1
Brazil	10.9
United States	8.2
Taiwan	6.7
South Africa	5.9
Russia	5.2
Indonesia	5.1
Hong Kong	5.1
Mexico	4.7
Cayman Islands	2.7
India	2.5
Thailand	2.4
Turkey	2.1
United Arab Emirates	1.9
United Kingdom	1.8
Egypt	1.3
Kazakhstan	1.3
Peru	1.1
Hungary	0.7
Israel	0.4

97.9%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 84.8%
Brazil — 8.3%
Banco do Brasil SA	202,000	$2,559,443
Companhia Brasileira de Meios de Pagamento(1)	124,800	1,197,331
CPFL Energia SA	1	18
Empressa Brasileira de Aeronautica SA ADR	19,323	376,605
Itau Unibanco Holding SA ADR	173,178	3,098,154
Localiza Rent a Car SA	240,380	1,955,765
Petroleo Brasileiro SA ADR (Frankfurt)	210,900	7,107,330
Petroleo Brasileiro SA ADR (New York)	106,610	4,396,596

		20,691,242

Cayman Islands — 0.9%
361 Degrees International, Ltd.†(1)	2,351,000	1,113,305
New World China Land, Ltd.	1,969,600	1,242,746

		2,356,051

China — 13.1%
Bank of China, Ltd.	6,859,000	3,416,202
Bank of Communications Co., Ltd.	3,298,000	4,063,961
China Construction Bank Corp.(1)	9,415,000	7,592,693
China National Materials Co., Ltd.	2,959,000	2,802,441
China Shenhua Energy Co., Ltd.	229,500	943,165
Great Wall Motor Co., Ltd.	1,815,500	2,075,513
Huaneng Power International, Inc.	2,938,000	2,320,057
Industrial & Commercial Bank of China	9,767,000	7,032,195
Sohu.com, Inc.†	39,111	2,392,420

		32,638,647

Egypt — 1.3%
ElSwedy Cables Holding Co.	251,963	3,226,289

Hong Kong — 5.1%
Asia Cement China Holdings Corp.	3,848,000	2,825,159
China Mobile, Ltd.	403,500	4,248,437
CNOOC, Ltd.	2,395,000	3,226,276
Guangdong Investment, Ltd.	4,180,000	2,340,785

		12,640,657

Hungary — 0.7%
OTP Bank PLC†	83,823	1,794,450

India — 2.5%
Bank of Baroda	229,934	2,085,230
State Bank of India, Ltd.	45,920	1,741,991
Sterlite Industries India, Ltd. ADR†	125,404	1,661,603
Sterlite Industries India, Ltd.†	66,219	890,746

		6,379,570

Indonesia — 5.1%
Astra International Tbk PT	872,500	2,575,743
Bank Mandiri Tbk PT	4,905,500	2,063,523
Bank Rakyat Indonesia	5,342,500	3,929,496
Indo Tambangraya Megah PT	783,000	2,090,630
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,012,500	2,094,332

		12,753,724

Israel — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	18,301	976,175

Kazakhstan — 1.3%
KazMunaiGas Exploration Production GDR	145,878	3,143,671

Mexico — 4.7%
America Movil SAB de CV, Series L ADR	157,374	6,768,656
Coca-Cola Femsa SAB de CV, ADR	55,900	2,582,580
Desarrolladora Homex SAB de CV ADR†	68,494	2,413,043

		11,764,279

Peru — 1.1%
Cia de Minas Buenaventura SA ADR	102,290	2,664,655

Russia — 5.2%
Gazprom OAO	883,171	4,460,014
LUKOIL OAO	45,123	2,260,662
Mining & Metallurgical Co. Norilsk Nickel ADR†	291,844	2,921,358
Rosneft Oil Co. GDR†	269,878	1,648,955
Sberbank	1,310,486	1,795,366

		13,086,355

South Africa — 5.9%
ABSA Group, Ltd.	196,257	2,971,675
Anglo Platinum, Ltd.†	55,154	3,941,095
Sasol, Ltd.	106,355	3,810,140
Steinhoff International Holdings, Ltd.	2,065,017	4,098,101

		14,821,011

South Korea — 14.8%
Amorepacific Corp.	4,996	2,737,590
GS Engineering & Construction Corp.	34,776	2,480,359
Hana Financial Group, Inc.	110,240	3,141,508
Hyundai Department Store Co., Ltd.	30,134	2,478,044
Korea Investment Holdings Co., Ltd.	50,110	1,636,062
KT&G Corp.	50,478	2,930,371
LG Corp.	69,027	3,720,556
LG Dacom Corp.	167,300	2,533,610
Lotte Shopping Co., Ltd.	10,560	2,643,869
POSCO	5,745	2,348,144
Samsung Electronics Co., Ltd.	14,373	8,472,604
Shinhan Financial Group Co., Ltd.†	56,570	1,916,066

		37,038,783

Taiwan — 6.7%
Coretronic Corp.	1,809,000	2,147,664
HON HAI Precision Industry Co., Ltd.	1,603,350	5,522,389
Radiant Opto-Electronics Corp.	1,308,100	1,895,884
Taiwan Semiconductor Manufacturing Co., Ltd.	2,850,722	5,117,883
Wistron Corp.	1,001,000	1,995,410

		16,679,230

Thailand — 2.4%
Banpu Public Co., Ltd.	309,466	3,410,219
Kasikornbank PCL	1,201,500	2,559,763

		5,969,982

Turkey — 2.1%
Ford Otomotiv Sanayi AS	453,858	2,298,679
Turkiye Garanti Bankasi AS†	839,986	2,969,460

		5,268,139

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

COMMON STOCK (continued)

United Arab Emirates — 1.9%
Air Arabia	10,786,883	$2,936,805
DP World, Ltd.	4,964,020	1,787,047

		4,723,852

United Kingdom — 1.3%
Kazakhmys PLC	223,992	3,204,745

Total Common Stock (cost $176,337,060)		211,821,507

PREFERRED STOCK — 4.4%
Brazil — 2.6%
Eletropaulo Metropolitana SA	129,146	2,408,833
Fertilizantes Fosfatados SA†	251,900	2,374,874
NET Servicos de Comunicacao SA†	152,537	1,557,460

		6,341,167

Cayman Islands — 1.8%
Vale Capital, Ltd., Series RIO P 5.50%	63,262	2,644,984
Vale Capital, Ltd., Series RIO 5.50%	46,295	1,913,835

		4,558,819

Total Preferred Stock (cost $9,399,365)		10,899,986

EQUITY CERTIFICATES — 2.8%
Citigroup Global Markets Holdings Inc. — Qatar National Bank(1)	64,976	2,293,322
Citigroup Global Markets Holdings Inc. — Qatar Telecom QSC(1)	82,859	3,354,646
Merrill Lynch International, Inc. — Aldar Properties(1)	1,175,617	1,280,270

Total Equity Certificates (cost $5,867,026)		6,928,238

EXCHANGE TRADED FUNDS — 1.3%
iShares MSCI Taiwan Index Fund (cost $2,932,157)	295,804	3,351,459

Total Long-Term Investment Securities (cost $194,535,608)		233,001,190

		Market
	Principal	Value
Security Description	Amount	(Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.6%
U.S. Government Agencies — 1.6%
Federal Home Loan Bank Disc. Notes 0.01% due 08/10/09 (cost $3,999,825)	$4,000,000	$3,999,825

REPURCHASE AGREEMENT — 3.0%
Agreement with Banc of America Securities LLC, bearing interest at 0.13% dated 07/31/09 to be repurchased 08/03/09 in the amount of $7,453,081 and collateralized by $7,605,000 of United States Treasury Bills due 08/20/09 and having an approximate value of $7,604,240 (cost $7,453,000)	$7,453,000	7,453,000

TOTAL INVESTMENTS (cost $205,988,433)(2)	97.9%	244,454,015
Other assets less liabilities	2.1	5,172,347

NET ASSETS	100.0%	$249,626,362

†	Non-income producing security
(1)	Illiquid Security. At July 31, 2009, the aggregate value of these securities was $16,831,567 representing 6.7% of net assets.
(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

Written Call Options #

					Market	Unrealized
	Expiration	Strike	Number of	Premiums	Value at	Appreciation/
Issue	Month	Price	Contracts	Received	07/31/09	Depreciation

Teva Pharmaceutical Industries, Ltd. ADR	September 2009	$54.34	16,950	$4,746	$20,442	$(15,696)

SunAmerica Series Trust Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

Equity Swap Contracts #

					Gross
	Notional		Fixed Payments	Total Return	Unrealized
Swap	Amount	Termination	Received (Paid)	Received (Paid)	Appreciation
Counterparty	(000’s)	Date	by Portfolio	by Portfolio	(Depreciation)

UBS Securities LLC	2,587	6/28/2010	(3 months USD LIBOR-BBA) plus 1.15%	MSCI Daily Total Return Net Emerging Markets India USD Index	$185,791
Merrill Lynch	1,354	10/19/2009	(1 month USD-LIBOR-BBA) minus 0.40%	Aldar Properties PJSC	202,499
Merrill Lynch	414	10/14/2009	(1 month USD-LIBOR-BBA) minus 1.00%	Qatar National Bank	71,977
Merrill Lynch	394	9/22/2009	(1 month USD-LIBOR-BBA) plus 1.00%	Aldar Properties PJSC	10,067
Merrill Lynch	136	10/14/2009	(1 month USD-LIBOR-BBA) minus 1.00%	Qatar National Bank	23,624

					$493,958

#	Fair valued security. Securities are classified as Level 2 for FAS 157 disclosures based on the securities valuation inputs; see Note 2.

USD   — United States Dollar
LIBOR — London Interbank Offered Rate
BBA   — British Banker’s Association

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock
Brazil	$20,691,242	$—	$—	$20,691,242
China	32,638,647	—	—	32,638,647
Hong Kong	12,640,657	—	—	12,640,657
Indonesia	12,753,724	—	—	12,753,724
Russia	13,086,355	—	—	13,086,355
South Africa	14,821,011	—	—	14,821,011
South Korea	37,038,783	—	—	37,038,783
Taiwan	16,679,230	—	—	16,679,230
Other Countries*	51,471,858	—	—	51,471,858
Preferred Stock	10,899,986	—	—	10,899,986
Equity Certificates	6,928,238	—	—	6,928,238
Exchange Traded Funds	3,351,459	—	—	3,351,459
Short-Term Investment Securities:
U.S. Government Agencies	—	3,999,825	—	3,999,825
Repurchase Agreements	—	7,453,000	—	7,453,000
Other Financial Instruments:+
Call Options Written Depreciation	—	(15,696)	—	(15,696)
Equity Swap Contracts Appreciation	—	493,958	—	493,958

Total	$233,001,190	$11,931,087	$—	$244,932,277

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO PROFILE — July 31, 2009 — (unaudited)

Industry Allocation*

Telephone-Integrated	9.2%
Medical-Drugs	8.8
Oil Companies-Integrated	7.6
Banks-Commercial	6.3
Auto-Cars/Light Trucks	3.5
Telecom Services	3.5
Electric-Integrated	3.2
Repurchase Agreements	3.1
Aerospace/Defense	2.5
Cellular Telecom	2.5
Food-Misc.	2.4
Insurance-Reinsurance	2.3
Human Resources	2.2
Electronic Components-Semiconductors	2.0
Chemicals-Diversified	1.9
Food-Retail	1.7
Diversified Manufacturing Operations	1.6
Insurance-Multi-line	1.6
Diversified Operations	1.6
Enterprise Software/Service	1.6
Chemicals-Specialty	1.5
Medical-Wholesale Drug Distribution	1.5
Rubber-Tires	1.5
Diversified Operations/Commercial Services	1.4
Diversified Banking Institutions	1.3
Security Services	1.3
Applications Software	1.2
Semiconductor Components-Integrated Circuits	1.2
Airlines	1.2
Toys	1.1
Photo Equipment & Supplies	1.1
Insurance-Life/Health	1.1
Cable/Satellite TV	1.0
Computers	1.0
Transport-Services	1.0
Building Products-Cement	0.9
Food-Wholesale/Distribution	0.9
Electronic Components-Misc.	0.8
Real Estate Operations & Development	0.8
Audio/Video Products	0.8
Oil Companies-Exploration & Production	0.8
Retail-Building Products	0.7
Distribution/Wholesale	0.7
Retail-Drug Store	0.7
Multimedia	0.7
Containers-Metal/Glass	0.7
Diversified Minerals	0.6
Oil-Field Services	0.5
Medical-Hospitals	0.5
Hotels/Motels	0.4
Publishing-Books	0.4
Wireless Equipment	0.4
Power Converter/Supply Equipment	0.3
Finance-Consumer Loans	0.3
Metal-Aluminum	0.2
Water	0.1

99.7%

Country Allocation*

United Kingdom	17.9%
Germany	12.1
France	12.1
Switzerland	7.7
Netherlands	6.4
Japan	5.0
Spain	5.0
South Korea	3.4
Singapore	3.3
United States	3.1
Italy	2.9
Portugal	2.7
Brazil	2.6
Hong Kong	2.4
Taiwan	2.2
Canada	1.7
Australia	1.6
China	1.4
Israel	1.2
Norway	1.1
Ireland	0.9
Austria	0.9
Russia	0.8
Sweden	0.6
Thailand	0.4
Denmark	0.3

99.7%

*	Calculated as a percentage of net assets

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK — 96.5%
Australia — 1.6%
Alumina, Ltd.	572,315	$818,501
Brambles, Ltd.	692,001	3,466,741
Qantas Airways, Ltd.	1,154,648	2,240,400

		6,525,642

Austria — 0.9%
Telekom Austria AG	228,850	3,493,385

Brazil — 2.6%
Empressa Brasileira de Aeronautica SA ADR	109,830	2,140,587
Petroleo Brasileiro SA ADR	172,830	5,824,371
Vale SA ADR	139,750	2,403,700

		10,368,658

Canada — 1.7%
Loblaw Cos., Ltd.	128,900	4,092,254
The Jean Coutu Group, Inc., Class A	299,800	2,785,795

		6,878,049

China — 1.4%
China Telecom Corp., Ltd.	10,668,000	5,588,619

Denmark — 0.3%
Vestas Wind Systems A/S†	20,443	1,439,896

France — 12.1%
Accor SA	42,086	1,796,555
AXA SA	230,164	4,865,020
Compagnie Generale des Etablissements Michelin, Class B	83,825	6,052,640
Credit Agricole SA	285,410	4,074,049
France Telecom SA	449,090	11,207,935
GDF Suez	73,437	2,805,672
Sanofi-Aventis	123,768	8,107,640
Suez Environnement SA	19,234	366,528
Total SA	126,700	7,026,579
Vivendi	106,780	2,743,287

		49,045,905

Germany — 12.1%
Bayerische Motoren Werke AG	133,050	6,149,898
Celesio AG	232,726	6,199,552
Deutsche Post AG (Sweden)	246,453	3,900,846
E.ON AG	166,398	6,299,155
Merck KGaA	46,640	4,340,880
Muenchener Rueckversicherungs AG	35,420	5,355,858
Rhoen-Klinikum AG	80,408	1,850,878
SAP AG	134,040	6,304,555
Siemens AG	80,540	6,428,442
Symrise AG	135,140	2,174,623

		49,004,687

Hong Kong — 2.4%
Cheung Kong Holdings, Ltd.	257,000	3,316,108
Hutchison Whampoa, Ltd.	401,000	2,990,665
Swire Pacific, Ltd., Class A	298,500	3,343,178

		9,649,951

Ireland — 0.9%
CRH PLC (London)	149,155	3,597,032

Israel — 1.2%
Check Point Software Technologies, Ltd.†	186,620	4,980,888

Italy — 2.9%
ENI SpA	159,856	3,720,671
Intesa Sanpaolo SpA†	555,386	2,068,032
Telecom Italia SpA (Milan)	5,159,433	5,813,129

		11,601,832

Japan — 5.0%
FUJIFILM Holdings Corp.	138,600	4,526,013
Nintendo Co., Ltd.	16,900	4,570,367
Promise Co., Ltd.	102,950	1,084,715
Sony Corp.	114,300	3,231,202
Takeda Pharmaceutical Co., Ltd.	53,600	2,169,490
Toyota Motor Corp.	113,300	4,777,459

		20,359,246

Netherlands — 6.4%
Akzo Nobel NV	104,700	5,744,564
ING Groep NV	116,568	1,494,966
Koninklijke Philips Electronics NV	149,189	3,402,224
Randstad Holding NV†	191,296	6,625,494
Reed Elsevier NV	151,663	1,589,679
SBM Offshore NV	104,750	2,003,607
Unilever NV	182,807	4,994,834

		25,855,368

Norway — 1.1%
Telenor ASA†	501,580	4,626,734

Portugal — 2.7%
Banco Espirito Santo SA	1,119,416	6,989,898
Portugal Telecom SGPS SA	409,647	4,150,145

		11,140,043

Russia — 0.8%
OAO Gazprom ADR (OTC U.S.)	82,400	1,701,560
OAO Gazprom ADR (London)	68,200	1,408,330

		3,109,890

Singapore — 3.3%
DBS Group Holdings, Ltd.	996,950	9,615,166
Singapore Telecommunications, Ltd.	1,582,000	3,847,410

		13,462,576

South Korea — 3.4%
Hyundai Motor Co.	38,020	2,727,212
KB Financial Group, Inc. ADR†	73,720	3,163,325
Samsung Electronics Co., Ltd. GDR†*	27,113	8,025,448

		13,915,985

Spain — 5.0%
Banco Santander SA	251,618	3,643,691
Iberdrola SA	439,188	3,768,366
Telefonica SA	510,815	12,708,362

		20,120,419

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

		Market
		Value
Security Description	Shares	(Note 2)

COMMON STOCK (continued)

Sweden — 0.6%
Loomis AB, Series B	47,818	$460,553
Niscayah Group AB	239,090	424,106
Telefonaktiebolaget LM Ericsson, Class B	160,694	1,576,654

		2,461,313

Switzerland — 7.7%
Adecco SA	49,870	2,403,317
Lonza Group AG	63,616	6,304,154
Nestle SA	115,100	4,736,909
Novartis AG	171,960	7,875,097
Roche Holding AG	29,530	4,656,160
Swiss Reinsurance	101,585	3,897,427
UBS AG†	77,966	1,138,866

		31,011,930

Taiwan — 2.2%
Compal Electronics, Inc. GDR†*	800,310	3,927,393
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	473,384	4,956,331

		8,883,724

Thailand — 0.4%
Advanced Info Service Public Co., Ltd.(1)	633,200	1,609,515

United Kingdom — 17.8%
Aviva PLC	755,910	4,428,955
BAE Systems PLC	738,961	3,789,601
BP PLC	948,992	7,881,833
British Airways PLC†	1,053,380	2,505,697
British Sky Broadcasting Group PLC	444,783	4,056,714
G4S PLC	1,315,070	4,690,080
GlaxoSmithKline PLC	435,897	8,366,377
Kingfisher PLC	803,580	2,855,829
Premier Foods PLC†	5,517,844	3,571,698
Rentokil Initial PLC	1,361,824	2,206,613
Rexam PLC	609,860	2,404,228
Rolls-Royce Group PLC†	633,900	4,386,487
Royal Dutch Shell PLC ADR	124,868	6,559,316
Vodafone Group PLC	4,207,268	8,623,395
William Morrison Supermarkets PLC	620,660	2,794,127
Wolseley PLC†	126,854	2,837,385

		71,958,335

Total Common Stock (cost $389,874,961)		390,689,622

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 2)

RIGHTS — 0.1%
Germany — 0.0%
Rhoen Klinikum AG† Expires 8/4/09	80,408	$101,884

United Kingdom — 0.1%
Rexam PLC† Expires 8/18/09	221,767	318,588

United States — 0.0%
KB Financial Group, Inc.† Expires 8/21/09	5,726	77,301

Total Rights (cost $0)		497,773

Total Long-Term Investment Securities (cost $389,874,961)(1)		391,187,395

REPURCHASE AGREEMENT — 3.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/09, to be repurchased 08/03/09 in the amount of $12,719,011 and collateralized by $12,880,000 of Federal Home Loan Mtg. Assoc. Notes, bearing interest at 2.18% due 04/23/12 and having approximate value of $12,976,600

Total Repurchase Agreements (cost $12,719,000)	$12,719,000	12,719,000

TOTAL INVESTMENTS (cost $402,593,961)(2)	99.7%	403,906,395
Other assets less liabilities	0.3	1,176,105

NET ASSETS	100.0%	$405,082,500

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2009, the aggregate value of these securities was $11,952,841 representing 3.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 2 for FAS 157 disclosures based on the securities valuation inputs; see Note 2
(2)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt
OTC — Over the Counter

SunAmerica Series Trust Foreign Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2009 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2009 (see Note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Common Stock:
France	$49,045,905	$—	$—	$49,045,905
Germany	49,004,687	—	—	49,004,687
Japan	20,359,246	—	—	20,359,246
Netherlands	25,855,368	—	—	25,855,368
Spain	20,120,419	—	—	20,120,419
Switzerland	31,011,930	—	—	31,011,930
United Kingdom	71,958,335	—	—	71,958,335
Other Countries*	121,724,217	1,609,515	—	123,333,732
Rights	497,773	—	—	497,773
Repurchase Agreements	—	12,719,000	—	12,719,000

Total	$389,577,880	$14,328,515	$—	$403,906,395

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2009 (unaudited)

					Total
	Cash	Corporate	Global	High-Yield	Return
	Management	Bond	Bond	Bond	Bond

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$—	$885,798,966	$242,033,878	$253,842,775	$347,237,014
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	614,773,303	6,013,705	3,536,000	—	19,997
Repurchase agreements (cost approximates market value)	—	—	—	11,646,000	10,800,000

Total investments	614,773,303	891,812,671	245,569,878	265,488,775	358,057,011

Cash	786	125,598	25,930	213,912	1,248,043
Foreign cash*	—	—	101,667	213,687	2,730,010
Due from broker	—	—	—	—	386,000
Receivable for:
Fund shares sold	495,012	377,560	146,803	480,915	690,908
Dividends and interest	601,542	17,070,352	2,551,046	6,523,820	2,207,261
Investments sold	—	255,141	14,809	4,455,832	38,665,747
Interest on swap contracts	—	—	30,266	—	212,444
Prepaid expenses and other assets	3,797	3,952	33,728	3,514	3,380
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	171,875	—	—	472,183
Unrealized appreciation on forward foreign currency contracts	—	—	1,028,121	—	120,468
Swap premiums paid	—	—	1,452,943	—	24,557
Unrealized appreciation on swap contracts	—	—	561,767	—	707,173

Total assets	615,874,440	909,817,149	251,516,958	277,380,455	405,525,185

LIABILITIES:
Payable for:
Fund shares redeemed	6,148,446	785,387	297,970	247,667	388,857
Investments purchased	—	1,509,455	641,206	9,661,719	74,478,890
Interest on swap contracts	—	—	—	—	84,292
Interest on securities sold short	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	243,926	393,661	134,493	137,564	161,816
Service fees — Class 2	6,770	6,228	2,205	3,071	2,651
Service fees — Class 3	71,507	123,797	29,535	25,063	41,956
Trustees’ fees and expenses	13,100	12,376	3,622	3,310	5,082
Other accrued expenses	167,450	193,347	104,910	88,070	101,229
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	—	1,709	—	—
Due to investment adviser	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	118,028	—	1,600,000
Securities sold short, at market value#	—	—	—	—	4,192,500
Call and put options written, at market value@	—	—	—	—	3,981
Unrealized depreciation on forward foreign currency contracts	—	—	1,374,479	—	222,921
Swap premiums received	—	—	194,898	—	170,559
Unrealized depreciation on swap contracts	—	—	1,620,186	—	182,281

Total liabilities	6,651,199	3,024,251	4,523,241	10,166,464	81,637,015

NET ASSETS	$609,223,241	$906,792,898	$246,993,717	$267,213,991	$323,888,170

* Cost
Long-term investment securities (unaffiliated)	$—	$889,751,263	$233,918,797	$284,294,428	$341,246,863

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$620,046,403	$6,013,377	$3,536,000	$—	$19,997

Foreign cash	$—	$—	$100,283	$194,734	$2,685,582

# Proceeds from securities sold short	$—	$—	$—	$—	$4,173,242

@ Premiums received on options written	$—	$—	$—	$—	$11,918

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2009 (unaudited)

					Total
	Cash	Corporate	Global	High-Yield	Return
	Management	Bond	Bond	Bond	Bond

NET ASSETS REPRESENTED BY:
Capital paid-in	$607,821,986	$840,489,777	$216,726,717	$403,776,375	$320,984,986
Accumulated undistributed net investment income (loss)	12,592,885	84,931,846	10,853,493	35,137,129	11,990,298
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(5,918,530)	(14,488,279)	12,755,697	(141,266,813)	(17,029,395)
Unrealized appreciation (depreciation) on investments	(5,273,100)	(3,951,969)	8,115,081	(30,451,653)	5,990,151
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(188,477)	(1,158,404)	—	2,016,811
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(298,867)	18,953	(45,423)
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	(19,258)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$609,223,241	$906,792,898	$246,993,717	$267,213,991	$323,888,170

Class 1 (unlimited shares authorized):
Net assets	$233,567,347	$252,291,784	$87,746,853	$117,376,273	$100,211,542
Shares of beneficial interest issued and outstanding	21,285,627	19,920,673	7,011,115	22,269,754	12,058,412
Net asset value, offering and redemption price per share	$10.97	$12.66	$12.52	$5.27	$8.31

Class 2 (unlimited shares authorized):
Net assets	$51,198,403	$50,374,233	$17,575,812	$25,114,917	$21,062,313
Shares of beneficial interest issued and outstanding	4,678,149	3,986,688	1,412,744	4,777,988	2,547,121
Net asset value, offering and redemption price per share	$10.94	$12.64	$12.44	$5.26	$8.27

Class 3 (unlimited shares authorized):
Net assets	$324,457,491	$604,126,881	$141,671,052	$124,722,801	$202,614,315
Shares of beneficial interest issued and outstanding	29,709,001	47,918,335	11,428,314	23,771,015	24,571,020
Net asset value, offering and redemption price per share	$10.92	$12.61	$12.40	$5.25	$8.25

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2009 (unaudited)

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$120,323,074	$747,731,794	$34,959,794	$17,165,771	$232,970,443
Long-term investment securities, at market value (affiliated)*	—	—	—	3,784	—
Short-term investment securities, at market value (unaffiliated)*	329,962	13,414,851	—	174,898	1,233,000
Repurchase agreements (cost approximates market value)	6,026,000	—	1,125,000	341,000	—

Total investments	126,679,036	761,146,645	36,084,794	17,685,453	234,203,443

Cash	102,656	43,875	770	749	960
Foreign cash*	—	—	9	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	22,259	52,522	15,062	17,948	14,537
Dividends and interest	453,368	3,682,204	186,132	21,649	171,833
Investments sold	6,375,790	1,071,294	553,801	—	337,774
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	10,421	21,158	4,965	3,329	7,362
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	706	—
Variation margin on futures contracts	37,031	—	—	880	—
Unrealized appreciation on forward foreign currency contracts	—	—	5,207	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	133,680,561	766,017,698	36,850,740	17,730,714	234,735,909

LIABILITIES:
Payable for:
Fund shares redeemed	220,107	505,396	38,052	7,414	158,164
Investments purchased	13,589,263	899,988	173,207	14,304	241,819
Interest on swap contracts	—	—	—	—	—
Interest on securities sold short	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	65,661	405,750	22,267	5,640	122,713
Service fees — Class 2	1,368	7,892	443	—	1,588
Service fees — Class 3	3,398	71,566	1,842	—	3,595
Trustees’ fees and expenses	1,674	10,334	544	277	2,925
Other accrued expenses	89,892	203,759	54,098	42,747	79,771
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser	—	—	—	3,553	—
Due to custodian	—	—	—	—	—
Due to broker	—			—
Securities sold short, at market value#	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	49,361	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	13,971,363	2,104,685	339,814	73,935	610,575

NET ASSETS	$119,709,198	$763,913,013	$36,510,926	$17,656,779	$234,125,334

* Cost
Long-term investment securities (unaffiliated)	$114,361,789	$759,873,089	$38,294,455	$21,348,754	$222,780,268

Long-term investment securities (affiliated)	$—	$—	$—	$383,491	$—

Short-term investment securities (unaffiliated)	$329,962	$13,414,851	$—	$174,812	$1,233,000

Foreign cash	$—	$—	$9	$—	$—

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premium received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2009 (unaudited)

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

NET ASSETS REPRESENTED BY:
Capital paid-in	$239,681,516	$910,774,524	$79,033,901	$26,827,977	$272,791,206
Accumulated undistributed net investment income (loss)	5,220,157	39,004,720	2,721,291	592,646	4,258,822
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(131,205,174)	(173,729,303)	(41,874,925)	(5,220,210)	(53,114,869)
Unrealized appreciation (depreciation) on investments	5,961,285	(12,141,295)	(3,334,661)	(4,562,604)	10,190,175
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	51,414	—	—	18,970	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	4,367	(34,680)	—	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$119,709,198	$763,913,013	$36,510,926	$17,656,779	$234,125,334

Class 1 (unlimited shares authorized):
Net assets	$91,749,724	$352,378,820	$23,743,477	$17,656,779	$203,418,158
Shares of beneficial interest issued and outstanding	7,486,737	26,904,607	2,650,865	2,097,169	12,585,824
Net asset value, offering and redemption price per share	$12.25	$13.10	$8.96	$8.42	$16.16

Class 2 (unlimited shares authorized):
Net assets	$11,215,894	$63,778,116	$3,649,823	$—	$12,973,519
Shares of beneficial interest issued and outstanding	916,793	4,879,614	408,173	—	804,156
Net asset value, offering and redemption price per share	$12.23	$13.07	$8.94	$—	$16.13

Class 3 (unlimited shares authorized):
Net assets	$16,743,580	$347,756,077	$9,117,626	$—	$17,733,657
Shares of beneficial interest issued and outstanding	1,370,692	26,652,767	1,021,454	—	1,100,612
Net asset value, offering and redemption price per share	$12.22	$13.05	$8.93	$—	$16.11

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2009 (unaudited)

		Davis
	Equity	Venture	“Dogs” of	Alliance	Capital
	Opportunities	Value	Wall Street	Growth	Growth

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$99,939,052	$1,289,858,334	$43,274,864	$444,961,396	$63,893,726
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	—	26,376,722	—	6,936,000	—
Repurchase agreements (cost approximates market value)	454,000	—	834,000	—	1,708,000

Total investments	100,393,052	1,316,235,056	44,108,864	451,897,396	65,601,726

Cash	246	542	928	829	765
Foreign cash*	—	189,899	—	—	261,571
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	21,581	247,933	10	107,078	12,044
Dividends and interest	136,389	1,411,750	133,123	197,242	51,140
Investments sold	942,322	84,425	—	—	128,865
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	3,422	7,568	3,342	14,488	3,475
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	2,613
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	101,497,012	1,318,177,173	44,246,267	452,217,033	66,062,199

LIABILITIES:
Payable for:
Fund shares redeemed	107,639	770,642	40,417	371,522	22,803
Investments purchased	1,164,658	2,541,329	—	2,155,236	202,058
Interest on swap contracts	—	—	—	—	—
Interest on securities sold short	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	62,915	769,311	21,314	225,498	46,541
Service fees — Class 2	1,010	11,766	914	3,911	340
Service fees — Class 3	6,839	107,536	2,603	30,903	10,404
Trustees’ fees and expenses	1,288	15,593	618	5,400	828
Other accrued expenses	139,587	290,832	42,900	93,240	50,724
Line of credit	—	—		—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,483,936	4,507,009	108,766	2,885,710	333,698

NET ASSETS	$100,013,076	$1,313,670,164	$44,137,501	$449,331,323	$65,728,501

* Cost
Long-term investment securities (unaffiliated)	$95,460,761	$1,146,438,700	$48,048,778	$428,045,891	$63,275,571

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$—	$26,376,722	$—	$6,936,000	$—

Foreign cash	$—	$189,898	$—	$—	$254,803

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premium received on options received	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2009 (unaudited)

		Davis
	Equity	Venture	“Dogs” of	Alliance	Capital
	Opportunities	Value	Wall Street	Growth	Growth

NET ASSETS REPRESENTED BY:
Capital paid-in	$155,601,463	$1,202,961,829	$67,198,244	$1,259,048,808	$98,191,356
Accumulated undistributed net investment income (loss)	1,452,329	24,376,126	2,767,731	7,956,908	56,053
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(61,519,007)	(57,094,756)	(21,054,560)	(834,589,898)	(33,143,722)
Unrealized appreciation (depreciation) on investments	4,478,291	143,419,634	(4,773,914)	16,915,505	618,155
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	7,331	—	—	6,659
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$100,013,076	$1,313,670,164	$44,137,501	$449,331,323	$65,728,501

Class 1 (unlimited shares authorized):
Net assets	$57,884,001	$684,154,475	$23,627,834	$263,141,238	$10,908,432
Shares of beneficial interest issued and outstanding	6,417,064	36,634,912	3,782,227	14,295,275	1,584,788
Net asset value, offering and redemption price per share	$9.02	$18.67	$6.25	$18.41	$6.88

Class 2 (unlimited shares authorized):
Net assets	$8,364,141	$96,733,577	$7,576,885	$32,458,023	$2,830,542
Shares of beneficial interest issued and outstanding	929,407	5,191,994	1,215,598	1,768,428	414,701
Net asset value, offering and redemption price per share	$9.00	$18.63	$6.23	$18.35	$6.83

Class 3 (unlimited shares authorized):
Net assets	$33,764,934	$532,782,112	$12,932,782	$153,732,062	$51,989,527
Shares of beneficial interest issued and outstanding	3,760,280	28,661,191	2,079,121	8,416,542	7,650,275
Net asset value, offering and redemption price per share	$8.98	$18.59	$6.22	$18.27	$6.80

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2009 (unaudited)

	MFS
	Massachusetts		Blue		Small
	Investors	Fundamental	Chip	Real	Company
	Trust	Growth	Growth	Estate	Value

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$181,440,213	$145,152,027	$29,680,430	$162,125,385	$111,156,910
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	2,318,961	2,037,000	—	19,974,598	3,749,983
Repurchase agreements (cost approximates market value)	—	—	450,000	—	—

Total investments	183,759,174	147,189,027	30,130,430	182,099,983	114,906,893

Cash	730	225	74	2,076	52,299
Foreign cash*	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	182,276	1,160	89,903	192,531	87,676
Dividends and interest	288,386	235,491	11,637	177,143	64,505
Investments sold	91,404	542,764	79,873	5,803,988	181,784
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	8,907	68,501	3,594	21,276	3,351
Due from investment adviser for expense reimbursements/fee waivers	—	—	3,072	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	184,330,877	148,037,168	30,318,583	188,296,997	115,296,508

LIABILITIES:
Payable for:
Fund shares redeemed	90,389	51,901	25,314	110,963	45,257
Investments purchased	171,645	1,224,471	93,250	212,296	—
Interest on swap contracts	—	—	—	—	—
Interest on securities sold short	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	103,197	99,289	16,980	114,054	88,500
Service fees — Class 2	1,754	418	609	1,116	—
Service fees — Class 3	19,729	15,826	2,856	27,306	21,411
Trustees’ fees and expenses	2,474	1,855	421	2,425	1,517
Other accrued expenses	65,891	51,852	41,994	66,042	48,204
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	455,079	1,445,612	181,424	534,202	204,889

NET ASSETS	$183,875,798	$146,591,556	$30,137,159	$187,762,795	$115,091,619

* Cost
Long-term investment securities (unaffiliated)	$186,579,447	$134,256,749	$30,259,294	$194,645,255	$127,195,389

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$2,318,961	$2,037,000	$—	$19,974,598	$3,749,983

Foreign cash	$—	$—	$—	$—	$—

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premium received on options received	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2009 (unaudited)

	MFS
	Massachusetts		Blue		Small
	Investors	Fundamental	Chip	Real	Company
	Trust	Growth	Growth	Estate	Value

NET ASSETS REPRESENTED BY:
Capital paid-in	$205,023,527	$354,564,998	$38,725,622	$298,381,785	$142,155,720
Accumulated undistributed net investment income (loss)	3,370,574	155,657	105,682	6,895,285	1,030,265
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(19,379,774)	(219,024,377)	(8,115,281)	(84,993,482)	(12,055,887)
Unrealized appreciation (depreciation) on investments	(5,139,234)	10,895,278	(578,864)	(32,519,870)	(16,038,479)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	705	—	—	(923)	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$183,875,798	$146,591,556	$30,137,159	$187,762,795	$115,091,619

Class 1 (unlimited shares authorized):
Net assets	$70,239,397	$63,526,562	$10,806,366	$37,932,430	$3,717,525
Shares of beneficial interest issued and outstanding	6,162,765	5,169,863	1,874,565	4,776,193	303,681
Net asset value, offering and redemption price per share	$11.40	$12.29	$5.76	$7.94	$12.24

Class 2 (unlimited shares authorized):
Net assets	$14,468,833	$3,481,372	$4,930,522	$9,448,946	$—
Shares of beneficial interest issued and outstanding	1,271,065	285,036	856,399	1,194,889	—
Net asset value, offering and redemption price per share	$11.38	$12.21	$5.76	$7.91	$—

Class 3 (unlimited shares authorized):
Net assets	$99,167,568	$79,583,622	$14,400,271	$140,381,419	$111,374,094
Shares of beneficial interest issued and outstanding	8,727,385	6,552,189	2,507,081	17,809,322	9,154,566
Net asset value, offering and redemption price per share	$11.36	$12.15	$5.74	$7.88	$12.17

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2009 (unaudited)

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$132,635,249	$57,887,854	$77,730,847	$69,962,298	$32,980,696
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates market value)	2,485,000	1,702,000	10,300,000	3,545,000	2,158,000

Total investments	135,120,249	59,589,854	88,030,847	73,507,298	35,138,696

Cash	654	134	784	950	618
Foreign cash*	—	—	—	7	4,140
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	104,507	11,864	108,885	77,988	317,693
Dividends and interest	24,920	12,148	3,094	75,850	9,768
Investments sold	1,409,804	437,449	3,887,525	1,151,550	291,048
Interest on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	8,456	183,443	3,428	4,198	3,325
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	2,738
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	136,668,590	60,234,892	92,034,563	74,817,841	35,768,026

LIABILITIES:
Payable for:
Fund shares redeemed	92,436	44,740	40,597	34,695	26,458
Investments purchased	1,159,242	505,578	5,931,684	—	213,291
Interest on swap contracts	—	—	—	—	—
Interest on securities sold short	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	85,443	35,955	51,649	51,042	27,378
Service fees — Class 2	2,468	478	541	2,325	456
Service fees — Class 3	12,971	2,119	13,780	6,717	3,673
Trustees’ fees and expenses	1,704	737	1,224	923	370
Other accrued expenses	61,449	48,184	54,527	48,348	40,892
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—		—	—	—
Securities sold short, at market value#	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,415,713	637,791	6,094,002	144,050	312,518

NET ASSETS	$135,252,877	$59,597,101	$85,940,561	$74,673,791	$35,455,508

* Cost
Long-term investment securities (unaffiliated)	$132,005,236	$54,730,143	$69,857,574	$62,730,872	$28,013,977

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$8	$4,115

# Proceeds from securities sold short	$—	$—	$—	$—	$—

@ Premium received on options received	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2009 (unaudited)

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

NET ASSETS REPRESENTED BY:
Capital paid-in	$355,697,611	$291,003,551	$111,541,376	$84,271,987	$104,336,112
Accumulated undistributed net investment income (loss)	(184,389)	95,083	(324,462)	611,552	(93,333)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(220,890,358)	(234,659,244)	(33,149,626)	(17,441,173)	(73,753,974)
Unrealized appreciation (depreciation) on investments	630,013	3,157,711	7,873,273	7,231,426	4,966,719
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(1)	(16)
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$135,252,877	$59,597,101	$85,940,561	$74,673,791	$35,455,508

Class 1 (unlimited shares authorized):
Net assets	$49,763,848	$45,113,745	$12,567,801	$21,615,352	$12,435,506
Shares of beneficial interest issued and outstanding	6,455,333	6,608,828	2,453,907	3,123,345	6,130,201
Net asset value, offering and redemption price per share	$7.71	$6.83	$5.12	$6.92	$2.03

Class 2 (unlimited shares authorized):
Net assets	$20,455,162	$3,943,901	$4,433,319	$19,252,759	$3,964,081
Shares of beneficial interest issued and outstanding	2,682,910	580,589	876,553	2,812,737	1,975,628
Net asset value, offering and redemption price per share	$7.62	$6.79	$5.06	$6.84	$2.01

Class 3 (unlimited shares authorized):
Net assets	$65,033,867	$10,539,455	$68,939,441	$33,805,680	$19,055,921
Shares of beneficial interest issued and outstanding	8,582,180	1,558,676	13,723,273	4,971,758	9,560,934
Net asset value, offering and redemption price per share	$7.58	$6.76	$5.02	$6.80	$1.99

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2009 (unaudited)

	Small &	International		International
	Mid Cap	Growth and	Global	Diversified	Emerging	Foreign
	Value	Income	Equities	Equities	Markets	Value

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$355,641,080	$367,888,674	$106,784,104	$306,692,230	$233,001,190	$391,187,395
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	7,595,000	—	710,000	—	3,999,825	—
Repurchase agreements (cost approximates market value)	—	4,574,000	—	21,175,000	7,453,000	12,719,000

Total investments	363,236,080	372,462,674	107,494,104	327,867,230	244,454,015	403,906,395

Cash	525,948	115	731	945	3,431,900	768
Foreign cash*	—	1,908	24,572	3,933,225	3,295,920	229,296
Due from broker	—	—	—	1,548,457	—	—
Receivable for:
Fund shares sold	258,322	97,019	62,786	82,985	419,484	349,205
Dividends and interest	418,256	1,226,390	287,467	663,721	1,080,032	1,294,243
Investments sold	4,743,278	6,667,594	330,437	2,495,380	4,639,710	1,497
Interest on swap contracts	—	—	—	—	1,124	—
Prepaid expenses and other assets	28,032	31,278	3,460	3,763	57,560	3,764
Due from investment adviser for expense reimbursements/fee waivers	—	14,668	—	—	—	—
Variation margin on futures contracts	—	—	—	983,036	—	—
Unrealized appreciation on forward foreign currency contracts	—	3,495,737	—	1,836,415	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	493,958	—

Total assets	369,209,916	383,997,383	108,203,557	339,415,157	257,873,703	405,785,168

LIABILITIES:
Payable for:
Fund shares redeemed	146,360	319,078	140,925	229,270	209,077	218,241
Investments purchased	5,032,224	8,882,894	266,461	2,771,916	6,949,326	—
Interest on swap contracts	—	—	—	—	763	—
Interest on securities sold short	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	446,320	—
Investment advisory and management fees	267,688	272,905	72,521	222,371	215,895	269,598
Service fees — Class 2	2,882	1,752	911	3,647	1,515	4,635
Service fees — Class 3	66,606	49,149	4,244	43,655	26,857	72,118
Trustees’ fees and expenses	4,671	4,340	1,235	3,815	2,405	4,942
Other accrued expenses	85,820	164,278	85,473	166,065	374,741	133,134
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	20,442	—
Unrealized depreciation on forward foreign currency contracts	—	1,745,321	—	336,841	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	5,606,251	11,439,717	571,770	3,777,580	8,247,341	702,668

NET ASSETS	$363,603,665	$372,557,666	$107,631,787	$335,637,577	$249,626,362	$405,082,500

* Cost
Long-term investment securities (unaffiliated)	$383,964,705	$334,997,665	$100,528,976	$313,479,617	$194,535,608	$389,874,961

Long-term investment securities (affiliated)	$—	$—	$—	$—	$—	$—

Short-term investment securities (unaffiliated)	$7,595,000	$—	$710,000	$—	$3,999,825	$—

Foreign cash	$—	$1,881	$24,167	$3,884,870	$3,289,830	$222,044

# Proceeds from securities sold short	$—	$—	$—	$—	$—	$—

@ Premium received on options received	$—	$—	$—	$—	$4,746	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2009 (unaudited)

	Small &	International		International
	Mid Cap	Growth and	Global	Diversified	Emerging	Foreign
	Value	Income	Equities	Equities	Markets	Value

NET ASSETS REPRESENTED BY:
Capital paid-in	$447,329,455	$552,510,602	$228,598,316	$377,536,544	$326,568,345	$425,960,766
Accumulated undistributed net investment income (loss)	3,033,784	5,058,323	4,089,664	7,048,297	2,745,009	16,295,238
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(58,435,949)	(219,690,968)	(131,314,381)	(44,733,398)	(118,188,210)	(38,531,284)
Unrealized appreciation (depreciation) on investments	(28,323,625)	32,891,009	6,255,128	(6,787,387)	38,465,582	1,312,434
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	979,185	478,262	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	1,788,700	3,060	1,562,233	3,694	45,346
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(446,320)	—

NET ASSETS	$363,603,665	$372,557,666	$107,631,787	$335,637,577	$249,626,362	$405,082,500

Class 1 (unlimited shares authorized):
Net assets	$—	$107,903,593	$78,569,535	$83,607,339	$98,100,334	$—
Shares of beneficial interest issued and outstanding	—	13,546,117	6,853,400	10,415,101	14,216,843	—
Net asset value, offering and redemption price per share	$—	$7.97	$11.46	$8.03	$6.90	$—

Class 2 (unlimited shares authorized):
Net assets	$24,491,485	$14,680,756	$7,718,906	$31,069,059	$12,851,515	$39,058,066
Shares of beneficial interest issued and outstanding	2,024,998	1,837,552	676,189	3,895,256	1,875,947	3,011,140
Net asset value, offering and redemption price per share	$12.09	$7.99	$11.42	$7.98	$6.85	$12.97

Class 3 (unlimited shares authorized):
Net assets	$339,112,180	$249,973,317	$21,343,346	$220,961,179	$138,674,513	$366,024,434
Shares of beneficial interest issued and outstanding	28,103,525	31,344,919	1,874,744	27,751,331	20,325,716	28,245,813
Net asset value, offering and redemption price per share	$12.07	$7.97	$11.38	$7.96	$6.82	$12.96

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended July 31, 2009 (unaudited)

				High-	Total
	Cash	Corporate	Global	Yield	Return
	Management	Bond	Bond	Bond	Bond

INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$109,007	$10,875	$62,900	$3,750
Interest (unaffiliated)	1,896,771	33,979,108	4,167,524	14,183,412	6,939,833

Total investment income*	1,896,771	34,088,115	4,178,399	14,246,312	6,943,583

EXPENSES:
Investment advisory and management fees	1,560,365	2,153,706	766,912	717,924	822,663
Service fees:
Class 2	44,222	34,262	13,143	15,681	13,618
Class 3	465,391	670,077	163,780	127,449	206,622
Custodian and accounting fees	82,595	91,901	27,723	36,444	40,855
Reports to shareholders	119,227	111,856	33,021	16,600	44,749
Audit and tax fees	17,664	15,859	19,583	18,542	21,630
Legal fees	10,269	8,593	5,452	13,790	3,304
Trustees’ fees and expenses	26,371	38,188	11,360	9,899	14,219
Interest expense	—	1,515	55	831	—
Interest expense on securities sold short	—	—	—	23,027	762
Other expenses	9,208	15,548	7,661	10,500	5,955

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,335,312	3,141,505	1,048,690	990,687	1,174,377
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	—	—	—	—	—
Custody credits earned on cash balances	(9)	(17)	(5)	(12)	(43)
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	2,335,303	3,141,488	1,048,685	990,675	1,174,334

Net investment income (loss)	(438,532)	30,946,627	3,129,714	13,255,637	5,769,249

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(25,727)	(1,010,118)	3,258,624	(24,966,052)	2,283,696
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	(2,501,064)	2,711,333	—	2,819,934
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	1,848,730	—	(457,801)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(25,727)	(3,511,182)	7,818,687	(24,966,052)	4,645,829

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(1,215)	110,703,527	8,238,145	59,788,748	9,871,107
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	560,326	(1,303,227)	—	349,038
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(816,692)	21,720	71,729
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	(129,961)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(1,215)	111,263,853	6,118,226	59,810,468	10,161,913

Net realized and unrealized gain (loss) on investments and foreign currencies	(26,942)	107,752,671	13,936,913	34,844,416	14,807,742

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(465,474)	$138,699,298	$17,066,627	$48,100,053	$20,576,991

* Net of foreign withholding taxes on interest and dividends of	$—	$2,627	$17,080	$(850)	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended July 31, 2009 (unaudited)

		MFS Total	Telecom	Equity	Growth-
	Balanced	Return	Utility	Index	Income

INVESTMENT INCOME:
Dividends (unaffiliated)	$828,493	$7,115,820	$1,292,635	$202,122	$1,871,291
Interest (unaffiliated)	941,972	7,225,177	52,996	65	75

Total investment income*	1,770,465	14,340,997	1,345,631	202,187	1,871,366

EXPENSES:
Investment advisory and management fees	372,060	2,270,415	123,207	31,363	691,901
Service fees:
Class 2	8,002	45,065	2,510	—	9,037
Class 3	18,634	393,858	9,872	—	19,917
Custodian and accounting fees	58,190	103,597	24,733	10,965	18,724
Reports to shareholders	4,726	76,683	1,323	11	6,810
Audit and tax fees	14,591	13,621	14,078	13,581	13,752
Legal fees	4,025	6,953	2,615	2,937	3,350
Trustees’ fees and expenses	5,091	32,863	1,365	631	9,009
Interest expense	—	121	—	—	246
Interest expense on securities sold short	—	—	—	—	—
Other expenses	6,404	34,165	4,472	5,802	13,802

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	491,723	2,977,341	184,175	65,290	786,548
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	—	—	—	(22,167)	—
Custody credits earned on cash balances	(1)	(5)	(9)	—	(215)
Fees paid indirectly (Note 5)	(3,979)	(24,489)	(1,613)	—	(3,622)

Net expenses	487,743	2,952,847	182,553	43,123	782,711

Net investment income (loss)	1,282,722	11,388,150	1,163,078	159,064	1,088,655

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(14,003,265)	(40,437,816)	(5,852,876)	(759,609)	(15,333,567)
Net realized gain (loss) on investments (affiliated)	—	—	—	(283)	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	(90,954)	—	—	153,247	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(5,730)	25,024	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(14,094,219)	(40,443,546)	(5,827,852)	(606,645)	(15,333,567)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	30,802,381	130,580,048	10,780,252	3,431,416	55,212,054
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	(3,313)	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(217)	—	—	53,298	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	14,963	(392,729)	—	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	30,802,164	130,595,011	10,387,523	3,481,401	55,212,054

Net realized and unrealized gain (loss) on investments and foreign currencies	16,707,945	90,151,465	4,559,671	2,874,756	39,878,487

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,990,667	$101,539,615	$5,722,749	$3,033,820	$40,967,142

* Net of foreign withholding taxes on interest and dividends of	$(477)	$115,129	$50,484	$—	$22,424

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended July 31, 2009 (unaudited)

		Davis
	Equity	Venture	“Dogs” of	Alliance	Capital
	Opportunities	Value	Wall Street	Growth	Growth

INVESTMENT INCOME:
Dividends (unaffiliated)	$885,734	$10,938,190	$927,813	$7,216,245	$359,096
Interest (unaffiliated)	38	31,900	23	114	56

Total investment income*	885,772	10,970,090	927,836	7,216,359	359,152

EXPENSES:
Investment advisory and management fees	346,585	4,181,904	117,635	1,241,807	251,815
Service fees:
Class 2	5,517	64,272	5,056	21,663	1,856
Class 3	37,661	574,889	13,958	168,889	56,805
Custodian and accounting fees	126,617	52,931	10,508	18,359	12,510
Reports to shareholders	3,570	80,565	783	22,603	5,063
Audit and tax fees	13,978	12,272	14,059	13,475	12,038
Legal fees	175	6,005	2,856	4,770	606
Trustees’ fees and expenses	3,780	50,739	1,769	17,206	2,403
Interest expense	120	—	34	772	48
Interest expense on securities sold short	—	—	—	—	—
Other expenses	10,524	50,106	7,734	12,288	5,188

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	548,527	5,073,683	174,392	1,521,832	348,332
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	—	—	—	—	(14,086)
Custody credits earned on cash balances	—	(11)	—	(4)	—
Fees paid indirectly (Note 5)	—	(2,424)	—	(21,765)	—

Net expenses	548,527	5,071,248	174,392	1,500,063	334,246

Net investment income (loss)	337,245	5,898,842	753,444	5,716,296	24,906

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(28,288,491)	(65,828,409)	(13,975,346)	(38,108,864)	(5,803,425)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	78	(14,456)	—	—	4,382
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(28,288,413)	(65,842,865)	(13,975,346)	(38,108,864)	(5,799,043)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	51,139,136	344,265,681	21,252,345	137,090,886	20,678,577
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	10	13,895	—	—	17,134
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	51,139,146	344,279,576	21,252,345	137,090,886	20,695,711

Net realized and unrealized gain (loss) on investments and foreign currencies	22,850,733	278,436,711	7,276,999	98,982,022	14,896,668

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,187,978	$284,335,553	$8,030,443	$104,698,318	$14,921,574

* Net of foreign withholding taxes on interest and dividends of	$1,387	$219,329	$—	$39,705	$10,724

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended July 31, 2009 (unaudited)

	MFS
	Massachusetts		Blue		Small
	Investors	Fundamental	Chip	Real	Company
	Trust	Growth	Growth	Estate	Value

INVESTMENT INCOME:
Dividends (unaffiliated)	$1,878,130	$813,902	$183,494	$4,063,231	$1,036,140
Interest (unaffiliated)	1,066	153	46	75,516	1,574

Total investment income*	1,879,196	814,055	183,540	4,138,747	1,037,714

EXPENSES:
Investment advisory and management fees	545,544	548,684	92,606	622,556	461,146
Service fees:
Class 2	9,623	2,321	3,392	6,152	111,407
Class 3	99,704	86,318	14,790	146,949
Custodian and accounting fees	24,398	15,892	12,813	20,550	15,541
Reports to shareholders	15,215	13,218	18	12,065	10,792
Audit and tax fees	13,926	13,927	13,451	13,840	14,002
Legal fees	3,571	3,635	2,831	3,412	3,290
Trustees’ fees and expenses	7,355	5,692	1,080	7,429	4,394
Interest expense	—	44	98	—	—
Interest expense on securities sold short	—	—	—	—	—
Other expenses	8,208	7,316	5,845	15,923	6,873

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	727,544	697,047	146,924	848,876	627,445
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	—	—	(16,291)	—	—
Custody credits earned on cash balances	(469)	(4)	—	(10)
Fees paid indirectly (Note 5)	(7,419)	(38,645)	(250)	(16,089)	—

Net expenses	719,656	658,398	130,383	832,777	627,445

Net investment income (loss)	1,159,540	155,657	53,157	3,305,970	410,269

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(9,525,577)	(24,361,976)	(720,952)	(32,775,680)	(4,913,406)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	16,010	280	—	(83,399)	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	8,931	—

Net realized gain (loss) on investments and foreign currencies	(9,509,567)	(24,361,696)	(720,952)	(32,850,148)	(4,913,406)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	38,979,491	51,866,504	6,540,981	56,941,805	34,644,124
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	6,642	(188)	—	2,192	—
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	38,986,133	51,866,316	6,540,981	56,943,997	34,644,124

Net realized and unrealized gain (loss) on investments and foreign currencies	29,476,566	27,504,620	5,820,029	24,093,849	29,730,718

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,636,106	$27,660,277	$5,873,186	$27,399,819	$30,140,987

* Net of foreign withholding taxes on interest and dividends of	$66,861	$31,778	$1,088	$7,749	$476

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended July 31, 2009 (unaudited)

				Marsico
	Mid-Cap	Aggressive	Growth	Focused
	Growth	Growth	Opportunities	Growth	Technology

INVESTMENT INCOME:
Dividends (unaffiliated)	$389,535	$276,534	$67,771	$529,054	$76,888
Interest (unaffiliated)	113	103	198	90	83

Total investment income*	389,648	276,637	67,969	529,144	76,971

EXPENSES:
Investment advisory and management fees	470,419	199,476	268,621	282,533	135,335
Service fees:
Class 2	13,905	2,668	3,044	13,136	2,327
Class 3	70,434	11,501	70,595	36,166	18,203
Custodian and accounting fees	21,158	8,284	21,820	14,013	6,016
Reports to shareholders	7,216	3,125	6,940	2,539	93
Audit and tax fees	13,928	14,037	12,048	14,015	12,504
Legal fees	1,306	3,100	3,159	3,122	1,480
Trustees’ fees and expenses	5,133	1,879	3,441	2,785	955
Interest expense	—	—	7	—	—
Interest expense on securities sold short	—	—	—	—	—
Other expenses	7,120	6,312	2,757	8,603	5,792

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	610,619	250,382	392,432	376,912	182,705
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	—	—	—	—	(13,533)
Custody credits earned on cash balances		—	(1)	(5)	—
Fees paid indirectly (Note 5)	(6,505)	(8,830)	—	(791)	—

Net expenses	604,114	241,552	392,431	376,116	169,172

Net investment income (loss)	(214,466)	35,085	(324,462)	153,028	(92,201)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(21,882,212)	6,887,060	(6,453,834)	(2,541,973)	(1,883,395)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(1,743)	(19)	2,733
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(21,882,212)	6,887,060	(6,455,577)	(2,541,992)	(1,880,662)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	51,498,479	4,210,209	16,753,394	17,557,984	9,316,223
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	83
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	51,498,479	4,210,209	16,753,394	17,557,984	9,316,306

Net realized and unrealized gain (loss) on investments and foreign currencies	29,616,267	11,097,269	10,297,817	15,015,992	7,435,644

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,401,801	$11,132,354	$9,973,355	$15,169,020	$7,343,443

* Net of foreign withholding taxes on interest and dividends of	$1,233	$3,402	$101	$4,188	$4,190

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended July 31, 2009 (unaudited)

	Small &	International		International
	Mid Cap	Growth and	Global	Diversified	Emerging	Foreign
	Value	Income	Equities	Equities	Markets	Value

INVESTMENT INCOME:
Dividends (unaffiliated)	$2,814,263	$7,161,704	$1,762,757	$5,760,029	$3,542,671	$8,501,247
Interest (unaffiliated)	561	5,730	2,326	1,353	5,962	1,633

Total investment income*	2,814,824	7,167,434	1,765,083	5,761,382	3,548,633	8,502,880

EXPENSES:
Investment advisory and management fees	1,417,918	1,459,400	399,268	1,194,930	1,094,838	1,440,085
Service fees:
Class 2	15,501	9,431	4,988	19,402	7,529	24,894
Class 3	350,950	257,305	22,803	234,000	137,697	381,463
Custodian and accounting fees	30,565	85,257	30,079	67,187	37,492	37,042
Reports to shareholders	37,101	29,499	3,365	21,893	8,537	30,544
Audit and tax fees	13,672	23,712	17,464	17,155	17,349	17,090
Legal fees	4,653	5,052	3,392	4,630	3,696	4,839
Trustees’ fees and expenses	14,184	13,665	3,566	12,307	6,810	15,298
Interest expense	—	213	218	—	—	—
Interest expense on securities sold short	—	—	—	—	—	—
Other expenses	12,016	16,079	4,881	11,727	19,497	17,134

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,896,560	1,899,613	490,024	1,583,231	1,333,445	1,968,389
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	—	(77,554)	—	—	—	—
Custody credits earned on cash balances	(1)	(5)	(1)	(12)	(11)	—
Fees paid indirectly (Note 5)	(25,567)	(28,687)	—	—	(75,658)	—

Net expenses	1,870,992	1,793,367	490,023	1,583,219	1,257,776	1,968,389

Net investment income (loss)	943,832	5,374,067	1,275,060	4,178,163	2,290,857	6,534,491

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(38,546,267)	(58,351,384)	(18,358,110)	(21,733,892)	(8,537,149)	(38,691,253)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on securities sold short	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	2,627,094	2,015,997	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	80,451	12,463	1,298,096	(176,986)	(425,623)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(38,546,267)	(58,270,933)	(18,345,647)	(17,808,702)	(6,698,138)	(39,116,876)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	131,829,473	136,671,723	40,161,670	92,732,374	100,057,023	129,957,258
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	2,180,053	945,500	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	4,109,776	5,606	2,298,552	29,169	99,446
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	252,259	(443,815)	—

Net unrealized gain (loss) on investments and foreign currencies	131,829,473	140,781,499	40,167,276	97,463,238	100,587,877	130,056,704

Net realized and unrealized gain (loss) on investments and foreign currencies	93,283,206	82,510,566	21,821,629	79,654,536	93,889,739	90,939,828

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,227,038	$87,884,633	$23,096,689	$83,832,699	$96,180,596	$97,474,319

* Net of foreign withholding taxes on interest and dividends of	$45,700	$801,972	$119,332	$612,235	$366,311	$973,432

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Cash		Corporate		Global
	Management		Bond		Bond

	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2009	January 31,	2009	January 31,	2009	January 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009

OPERATIONS:
Net investment income (loss)	$(438,532)	$13,031,417	$30,946,627	$54,064,268	$3,129,714	$6,876,718
Net realized gain (loss) on investments and foreign currencies	(25,727)	(4,999,851)	(3,511,182)	(2,137,209)	7,818,687	7,088,276
Net unrealized gain (loss) on investments and foreign currencies	(1,215)	(2,155,106)	111,263,853	(116,966,549)	6,118,226	(21,515,288)

Net increase (decrease) in net assets resulting from operations	(465,474)	5,876,460	138,699,298	(65,039,490)	17,066,627	(7,550,294)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(10,752,069)	—	(11,394,252)	—	(3,432,434)
Net investment income — Class 2	—	(2,396,696)	—	(2,167,090)	—	(717,843)
Net investment income — Class 3	—	(12,237,185)	—	(24,356,257)	—	(4,611,061)
Net realized gain on securities — Class 1	—	—	—	—	—	(652,402)
Net realized gain on securities — Class 2	—	—	—	—	—	(142,499)
Net realized gain on securities — Class 3	—	—	—	—	—	(941,494)

Total distributions to shareholders	—	(25,385,950)	—	(37,917,599)	—	(10,497,733)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(159,828,938)	129,185,836	(16,566,981)	42,261,521	(16,625,149)	17,151,540

TOTAL INCREASE (DECREASE) IN NET ASSETS	(160,294,412)	109,676,346	122,132,317	(60,695,568)	441,478	(896,487)

NET ASSETS:
Beginning of period	$769,517,653	$659,841,307	$784,660,581	$845,356,149	$246,552,239	$247,448,726

End of period†	$609,223,241	$769,517,653	$906,792,898	$784,660,581	$246,993,717	$246,552,239

† Includes accumulated undistributed net investment income (loss)	$12,592,885	$13,031,417	$84,931,846	$53,985,219	$10,853,493	$7,723,779

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	High-Yield		Total Return
	Bond		Bond		Balanced

	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2009	January 31,	2009	January 31,	2009	January 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009

OPERATIONS:
Net investment income (loss)	$13,255,637	$25,991,886	$5,769,249	$5,071,661	$1,282,722	$3,915,002
Net realized gain (loss) on investments and foreign currencies	(24,966,052)	(22,945,727)	4,645,829	7,069,258	(14,094,219)	(22,400,394)
Net unrealized gain (loss) on investments and foreign currencies	59,810,468	(74,186,573)	10,161,913	(676,557)	30,802,164	(26,371,259)

Net increase (decrease) in net assets resulting from operations	48,100,053	(71,140,414)	20,576,991	11,464,362	17,990,667	(44,856,651)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(13,552,532)	—	(2,569,854)	—	(4,174,909)
Net investment income — Class 2	—	(2,479,341)	—	(391,937)	—	(504,301)
Net investment income — Class 3	—	(10,899,745)	—	(3,085,990)	—	(590,990)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(26,931,618)	—	(6,047,781)	—	(5,270,200)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	13,820,396	15,822,816	76,585,113	139,598,585	(10,256,060)	(28,763,875)

TOTAL INCREASE (DECREASE) IN NET ASSETS	61,920,449	(82,249,216)	97,162,104	145,015,166	7,734,607	(78,890,726)

NET ASSETS:
Beginning of period	$205,293,542	$287,542,758	$226,726,066	$81,710,900	$111,974,591	$190,865,317

End of period†	$267,213,991	$205,293,542	$323,888,170	$226,726,066	$119,709,198	$111,974,591

† Includes accumulated undistributed net investment income (loss)	$35,137,129	$21,881,492	$11,990,298	$6,221,049	$5,220,157	$3,937,435

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MFS Total		Telecom		Equity
	Return		Utility		Index

	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2009	January 31,	2009	January 31,	2009	January 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009

OPERATIONS:
Net investment income (loss)	$11,388,150	$27,444,155	$1,163,078	$1,311,120	$159,064	$431,681
Net realized gain (loss) on investments and foreign currencies	(40,443,546)	(116,667,353)	(5,827,852)	(8,894,532)	(606,645)	(1,630,173)
Net unrealized gain (loss) on investments and foreign currencies	130,595,011	(165,480,678)	10,387,523	(12,244,068)	3,481,401	(9,671,198)

Net increase (decrease) in net assets resulting from operations	101,539,615	(254,703,876)	5,722,749	(19,827,480)	3,033,820	(10,869,690)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(14,913,274)	—	(856,108)	—	(504,852)
Net investment income — Class 2	—	(2,690,878)	—	(124,011)	—	—
Net investment income — Class 3	—	(12,312,758)	—	(235,543)	—	—
Net realized gain on securities — Class 1	—	(31,068,765)	—	—	—	—
Net realized gain on securities — Class 2	—	(5,918,844)	—	—	—	—
Net realized gain on securities — Class 3	—	(28,066,811)	—	—	—	—

Total distributions to shareholders	—	(94,971,330)	—	(1,215,662)	—	(504,852)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(50,296,917)	(55,478,888)	(3,360,156)	(5,324,767)	(1,283,838)	(2,979,900)

TOTAL INCREASE (DECREASE) IN NET ASSETS	51,242,698	(405,154,094)	2,362,593	(26,367,909)	1,749,982	(14,354,442)

NET ASSETS:
Beginning of period	$712,670,315	$1,117,824,409	$34,148,333	$60,516,242	$15,906,797	$30,261,239

End of period†	$763,913,013	$712,670,315	$36,510,926	$34,148,333	$17,656,779	$15,906,797

† Includes accumulated undistributed net investment income (loss)	$39,004,720	$27,616,570	$2,721,291	$1,558,213	$592,646	$433,582

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

			Equity		Davis Venture
	Growth-Income		Opportunities		Value

	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2009	January 31,	2009	January 31,	2009	January 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009

OPERATIONS:
Net investment income (loss)	$1,088,655	$3,170,167	$337,245	$1,115,238	$5,898,842	$18,630,372
Net realized gain (loss) on investments and foreign currencies	(15,333,567)	(37,781,302)	(28,288,413)	(29,850,931)	(65,842,865)	9,752,415
Net unrealized gain (loss) on investments and foreign currencies	55,212,054	(130,408,689)	51,139,146	(35,124,324)	344,279,576	(877,747,445)

Net increase (decrease) in net assets resulting from operations	40,967,142	(165,019,824)	23,187,978	(63,860,017)	284,335,553	(849,364,658)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(3,453,548)	—	(1,302,111)	—	(17,073,788)
Net investment income — Class 2	—	(194,853)	—	(165,156)	—	(2,137,378)
Net investment income — Class 3	—	(191,208)	—	(559,269)	—	(9,191,807)
Net realized gain on securities — Class 1	—	(38,541,178)	—	(16,287,277)	—	(146,682,375)
Net realized gain on securities — Class 2	—	(2,567,011)	—	(2,359,467)	—	(20,542,112)
Net realized gain on securities — Class 3	—	(3,001,775)	—	(8,793,350)	—	(95,579,070)

Total distributions to shareholders	—	(47,949,573)	—	(29,466,630)	—	(291,206,530)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(25,238,554)	(46,939,488)	(10,009,114)	(3,420,466)	(97,633,788)	(2,024,179)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,728,588	(259,908,885)	13,178,864	(96,747,113)	186,701,765	(1,142,595,367)

NET ASSETS:
Beginning of period	$218,396,746	$478,305,631	$86,834,212	$183,581,325	$1,126,968,399	$2,269,563,766

End of period†	$234,125,334	$218,396,746	$100,013,076	$86,834,212	$1,313,670,164	$1,126,968,399

† Includes accumulated undistributed net investment income (loss)	$4,258,822	$3,170,167	$1,452,329	$1,115,084	$24,376,126	$18,477,284

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	“Dogs” of		Alliance		Capital
	Wall Street		Growth		Growth

	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2009	January 31,	2009	January 31,	2009	January 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009

OPERATIONS:
Net investment income (loss)	$753,444	$2,014,287	$5,716,296	$2,146,000	$24,906	$(255,548)
Net realized gain (loss) on investments and foreign currencies	(13,975,346)	(4,974,860)	(38,108,864)	(95,404,429)	(5,799,043)	(16,699,505)
Net unrealized gain (loss) on investments and foreign currencies	21,252,345	(22,732,387)	137,090,886	(148,535,057)	20,695,711	(19,089,017)

Net increase (decrease) in net assets resulting from operations	8,030,443	(25,692,960)	104,698,318	(241,793,486)	14,921,574	(36,044,070)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,167,845)	—	(582,566)	—	—
Net investment income — Class 2	—	(343,033)	—	—	—	—
Net investment income — Class 3	—	(499,943)	—	—	—	—
Net realized gain on securities — Class 1	—	(6,091,541)	—	—	—	—
Net realized gain on securities — Class 2	—	(1,890,592)	—	—	—	—
Net realized gain on securities — Class 3	—	(2,858,899)	—	—	—	—

Total distributions to shareholders	—	(12,851,853)	—	(582,566)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(3,460,961)	(457,864)	(43,256,767)	(131,750,981)	(2,361,211)	26,455,011

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,569,482	(39,002,677)	61,441,551	(374,127,033)	12,560,363	(9,589,059)

NET ASSETS:
Beginning of period	$39,568,019	$78,570,696	$387,889,772	$762,016,805	$53,168,138	$62,757,197

End of period†	$44,137,501	$39,568,019	$449,331,323	$387,889,772	$65,728,501	$53,168,138

† Includes accumulated undistributed net investment income (loss)	$2,767,731	$2,014,287	$7,956,908	$2,240,612	$56,053	$31,147

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	MFS Massachusetts		Fundamental		Blue Chip
	Investors Trust		Growth		Growth

	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2009	January 31,	2009	January 31,	2009	January 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009

OPERATIONS:
Net investment income (loss)	$1,159,540	$2,219,927	$155,657	$(313,839)	$53,157	$52,524
Net realized gain (loss) on investments and foreign currencies	(9,509,567)	(1,273,816)	(24,361,696)	(48,143,291)	(720,952)	(5,324,702)
Net unrealized gain (loss) on investments and foreign currencies	38,986,133	(70,310,605)	51,866,316	(38,709,650)	6,540,981	(9,248,835)

Net increase (decrease) in net assets resulting from operations	30,636,106	(69,364,494)	27,660,277	(87,166,780)	5,873,186	(14,521,013)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,008,046)	—	—	—	(64,326)
Net investment income — Class 2	—	(161,095)	—	—	—	(19,496)
Net investment income — Class 3	—	(553,560)	—	—	—	(25,934)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(1,722,701)	—	—	—	(109,756)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	6,265,955	13,174,541	(9,446,798)	26,994,600	(268,709)	(6,134,627)

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,902,061	(57,912,654)	18,213,479	(60,172,180)	5,604,477	(20,765,396)

NET ASSETS:
Beginning of period	$146,973,737	$204,886,391	$128,378,077	$188,550,257	$24,532,682	$45,298,078

End of period†	$183,875,798	$146,973,737	$146,591,556	$128,378,077	$30,137,159	$24,532,682

† Includes accumulated undistributed net investment income (loss)	$3,370,574	$2,211,034	$155,657	$—	$105,682	$52,525

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Real		Small Company		Mid-Cap
	Estate		Value		Growth

	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2009	January 31,	2009	January 31,	2009	January 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009

OPERATIONS:
Net investment income (loss)	$3,305,970	$4,788,086	$410,269	$619,579	$(214,466)	$(932,851)
Net realized gain (loss) on investments and foreign currencies	(32,850,148)	(51,903,968)	(4,913,406)	(7,141,084)	(21,882,212)	(27,915,147)
Net unrealized gain (loss) on investments and foreign currencies	56,943,997	(93,058,285)	34,644,124	(44,495,260)	51,498,479	(50,005,272)

Net increase (decrease) in net assets resulting from operations	27,399,819	(140,174,167)	30,140,987	(51,016,765)	29,401,801	(78,853,270)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(2,542,714)	—	(26,676)	—	—
Net investment income — Class 2	—	(524,496)	—	—	—	—
Net investment income — Class 3	—	(4,776,151)	—	(214,965)	—	—
Net realized gain on securities — Class 1	—	(10,607,216)	—	(64,672)	—	—
Net realized gain on securities — Class 2	—	(2,337,445)	—	—	—	—
Net realized gain on securities — Class 3	—	(22,142,267)	—	(1,250,808)	—	—

Total distributions to shareholders	—	(42,930,289)	—	(1,557,121)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	5,199,445	70,950,401	3,689,429	43,723,969	(6,454,105)	(23,199,642)

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,599,264	(112,154,055)	33,830,416	(8,849,917)	22,947,696	(102,052,912)

NET ASSETS:
Beginning of period	$155,163,531	$267,317,586	$81,261,203	$90,111,120	$112,305,181	$214,358,093

End of period†	$187,762,795	$155,163,531	$115,091,619	$81,261,203	$135,252,877	$112,305,181

† Includes accumulated undistributed net investment income (loss)	$6,895,285	$3,589,315	$1,030,265	$619,996	$(184,389)	$30,077

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Aggressive		Growth		Marsico Focused
	Growth		Opportunities		Growth

	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2009	January 31,	2009	January 31,	2009	January 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009

OPERATIONS:
Net investment income (loss)	$35,085	$80,945	$(324,462)	$(551,179)	$153,028	$451,800
Net realized gain (loss) on investments and foreign currencies	6,887,060	(65,883,176)	(6,455,577)	(17,323,920)	(2,541,992)	(14,572,724)
Net unrealized gain (loss) on investments and foreign currencies	4,210,209	5,192,844	16,753,394	(11,502,121)	17,557,984	(34,341,031)

Net increase (decrease) in net assets resulting from operations	11,132,354	(60,609,387)	9,973,355	(29,377,220)	15,169,020	(48,461,955)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(476,254)	—	—	—	(171,930)
Net investment income — Class 2	—	(28,828)	—	—	—	(95,540)
Net investment income — Class 3	—	(47,958)	—	—	—	(97,256)
Net realized gain on securities — Class 1	—	—	—	—	—	(6,691,022)
Net realized gain on securities — Class 2	—	—	—	—	—	(5,657,076)
Net realized gain on securities — Class 3	—	—	—	—	—	(8,647,167)

Total distributions to shareholders	—	(553,040)	—	—	—	(21,359,991)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,716,616)	(17,646,242)	9,809,535	20,422,640	(6,477,872)	831,283

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,415,738	(78,808,669)	19,782,890	(8,954,580)	8,691,148	(68,990,663)

NET ASSETS:
Beginning of period	$53,181,363	$131,990,032	$66,157,671	$75,112,251	$65,982,643	$134,973,306

End of period†	$59,597,101	$53,181,363	$85,940,561	$66,157,671	$74,673,791	$65,982,643

† Includes accumulated undistributed net investment income (loss)	$95,083	$59,998	$(324,462)	$—	$611,552	$458,524

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

			Small &		International
			Mid Cap		Growth and
	Technology		Value		Income

	For the		For the		For the
	six months		six months		six months
	ended	For the	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended	July 31,	year ended
	2009	January 31,	2009	January 31,	2009	January 31,
	(unaudited)	2009	(unaudited)	2009	(unaudited)	2009

OPERATIONS:
Net investment income (loss)	$(92,201)	$(240,474)	$943,832	$2,089,952	$5,374,067	$11,981,059
Net realized gain (loss) on investments and foreign currencies	(1,880,662)	(15,963,029)	(38,546,267)	(19,606,494)	(58,270,933)	(176,446,179)
Net unrealized gain (loss) on investments and foreign currencies	9,316,306	(2,513,646)	131,829,473	(156,179,113)	140,781,499	(88,797,008)

Net increase (decrease) in net assets resulting from operations	7,343,443	(18,717,149)	94,227,038	(173,695,655)	87,884,633	(253,262,128)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	(5,225,628)
Net investment income — Class 2	—	—	—	(108,453)	—	(635,148)
Net investment income — Class 3	—	—	—	(769,745)	—	(7,424,077)
Net realized gain on securities — Class 1	—	—	—	—	—	(18,728,761)
Net realized gain on securities — Class 2	—	—	—	(2,490,324)	—	(2,446,187)
Net realized gain on securities — Class 3	—	—	—	(27,092,050)	—	(29,910,881)

Total distributions to shareholders	—	—	—	(30,460,572)	—	(64,370,682)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	5,567,330	(5,108,846)	(471,998)	89,165,735	(10,381,665)	87,336,272

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,910,773	(23,825,995)	93,775,040	(114,990,492)	77,502,968	(230,296,538)

NET ASSETS:
Beginning of period	$22,544,735	$46,370,730	$269,848,625	$384,839,117	$295,054,698	$525,351,236

End of period†	$35,455,508	$22,544,735	$363,603,665	$269,848,625	$372,557,666	$295,054,698

† Includes accumulated undistributed net investment income (loss)	$(93,333)	$(1,132)	$3,033,784	$2,089,952	$5,058,323	$(315,744)

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

			International
	Global		Diversified
	Equities		Equities

	For the		For the
	six months		six months
	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended
	2009	January 31,	2009	January 31,
	(unaudited)	2009	(unaudited)	2009

OPERATIONS:
Net investment income (loss)	$1,275,060	$3,419,238	$4,178,163	$8,851,595
Net realized gain (loss) on investments and foreign currencies	(18,345,647)	(34,102,161)	(17,808,702)	(26,011,989)
Net unrealized gain (loss) on investments and foreign currencies	40,167,276	(48,656,286)	97,463,238	(198,078,913)

Net increase (decrease) in net assets resulting from operations	23,096,689	(79,339,209)	83,832,699	(215,239,307)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(2,717,957)	—	(4,243,729)
Net investment income — Class 2	—	(244,800)	—	(1,449,728)
Net investment income — Class 3	—	(567,897)	—	(9,367,082)
Net realized gain on securities — Class 1	—	—	—	(3,009,068)
Net realized gain on securities — Class 2	—	—	—	(1,083,283)
Net realized gain on securities — Class 3	—	—	—	(7,252,249)

Total distributions to shareholders	—	(3,530,654)	—	(26,405,139)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(9,881,924)	(41,360,067)	(30,661,662)	(5,041,778)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,214,765	(124,229,930)	53,171,037	(246,686,224)

NET ASSETS:
Beginning of period	$94,417,022	$218,646,952	$282,466,540	$529,152,764

End of period†	$107,631,787	$94,417,022	$335,637,577	$282,466,540

† Includes accumulated undistributed net investment income (loss)	$4,089,664	$2,814,604	$7,048,400	$2,902,237

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Emerging		Foreign
	Markets		Value

	For the		For the
	six months		six months
	ended	For the	ended	For the
	July 31,	year ended	July 31,	year ended
	2009	January 31,	2009	January 31,
	(unaudited)	2009	(unaudited)	2009

OPERATIONS:
Net investment income (loss)	$2,290,857	$3,381,945	$6,534,491	$12,877,603
Net realized gain (loss) on investments and foreign currencies	(6,698,138)	(117,991,453)	(39,116,876)	(209,227)
Net unrealized gain (loss) on investments and foreign currencies	100,587,877	(71,689,199)	130,056,704	(246,763,312)

Net increase (decrease) in net assets resulting from operations	96,180,596	(186,298,707)	97,474,319	(234,094,936)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,992,422)	—	—
Net investment income — Class 2	—	(230,079)	—	(1,534,793)
Net investment income — Class 3	—	(2,094,623)	—	(11,931,155)
Net realized gain on securities — Class 1	—	(39,022,613)	—	—
Net realized gain on securities — Class 2	—	(5,080,350)	—	(4,333,023)
Net realized gain on securities — Class 3	—	(50,362,610)	—	(35,125,519)

Total distributions to shareholders	—	(98,782,697)	—	(52,924,490)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(5,909,925)	88,132,078	(8,661,984)	56,097,067

TOTAL INCREASE (DECREASE) IN NET ASSETS	90,270,671	(196,949,326)	88,812,335	(230,922,359)

NET ASSETS:
Beginning of period	$159,355,691	$356,305,017	$316,270,165	$547,192,524

End of period†	$249,626,362	$159,355,691	$405,082,500	$316,270,165

† Includes accumulated undistributed net investment income (loss)	$2,745,009	$454,152	$16,295,238	$9,760,747

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. Description of Business and Basis of Presentation:  SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, thirty-one of which are included in this report. The four Portfolios of the Trust not included in this report are the American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds operate in the manner of a “Fund of Funds,” investing in shares of an underlying mutual fund and have a December fiscal year end. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, AIG Life Insurance Company, a Delaware corporation, American International Life Assurance Company of New York, a New York corporation, American General Life Insurance Company, a Texas corporation, and The United States Life Insurance Company in The City of New York, a New York corporation. SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation. a Delaware corporation. AIG Life Insurance Company, American International Life Assurance Company of New York, American General Life Insurance Company and The United States Life Insurance Company in The City of New York are indirect wholly-owned subsidiaries of American International Group, Inc. (“AIG”). The life insurance companies listed above are collectively referred to as the “Life Companies.”

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

The investment goals for each of the Portfolios included in this report are as follows:

The Cash Management Portfolio seeks high current yield consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing, under normal circumstances, at least 80% of net assets in fixed income securities (corporate bonds), but invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers and transactions in foreign currencies.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield bonds.

The Total Return Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve the investment objective by investing under normal circumstances at least 80% of its net assets in diversified portfolio of bonds including U.S. and foreign fixed-income investments with varying maturities.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

The MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing primarily in equity and fixed income securities.

The Telecom Utility Portfolio seeks total return by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of utility companies.

The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”) by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500®.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks (principally large-cap and mid-cap) or securities that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The Davis Venture Value Portfolio seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $10 billion, but may also invest in stocks with smaller capitalizations.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The Alliance Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The Capital Growth Portfolio seeks capital appreciation by investing in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth of capital and appreciation by investing primarily, under normal market conditions, at least 65% of its assets in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies, with a focus on equity securities of large capitalization companies the subadviser believes offer potential for capital growth that have the prospect for improving sales and earnings growth rates.

The Blue Chip Growth Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The Small Company Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a broadly diversified portfolio of equity securities of small companies.

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $15 billion.

The Growth Opportunities Portfolio seeks capital appreciation by investing primarily in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The Marsico Focused Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 65% in equity securities of companies selected for their long term growth potential with a general core position of 20 to 30 common stocks.

The Technology Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The Emerging Markets Portfolio seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The Foreign Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

Indemnifications:  The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations:  Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked to market daily based upon quotations received from an approved outside pricing service or market makers.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets,etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of July 31, 2009, are reported on a schedule following the Portfolio of Investments.

Derivative Instruments

New Accounting Pronouncements:  On September 12, 2008, FASB issued FASB Staff Position No. FAS 133-1 and FIN-45 “Disclosures about Credit Derivatives and Certain Guarantees: an Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”). The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (1) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative (as of the date of the statement of financial position)” and (iv) the nature of any recourse provisions and assets held either as collateral by third parties. The amendments to FIN-45 require additional disclosure about the current status of the payment/performance risk of a guarantee. All required changes to accounting policies have been made in accordance with the Position.

In March 2008, FASB issued FASB Statement No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities.” The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial reporting. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

The disclosure below includes additional information as a result of implementing FAS 161:

Corporate Bond Portfolio
Derivatives not accounted for	Asset Derivatives 2010		Liability Derivatives 2010
as hedging instruments	Statements of Assets and		Statements of Assets and
under FAS 133*	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts	Variation margin on futures contracts	$171,875	Variation margin on futures contracts	$—

Derivatives not accounted for			Change in Unrealized Appreciation
as hedging instruments	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
under FAS 133*	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Interest rate contracts	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(2,501,064)	$560,326

	Global Bond Portfolio
Derivatives not accounted for	Asset Derivatives 2010		Liability Derivatives 2010
as hedging instruments	Statements of Assets and		Statements of Assets and
under FAS 133*	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts	Unrealized appreciation on swap contracts	$561,767	Unrealized depreciation on swap contracts	$1,620,186
	Variation margin on futures contracts	—	Variation margin on futures contracts	1,709
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,028,121	Unrealized depreciation on forward foreign currency contracts	1,374,479

Total		$1,589,888		$2,996,374

Derivatives not accounted for			Change in Unrealized Appreciation
as hedging instruments	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
under FAS 133*	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Interest rate contracts	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$2,711,333	$(1,303,227)
Foreign exchange contracts	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(652,920)	(1,024,088)

Total		$2,058,413	$(2,327,315)

	Total Return Bond Portfolio
Derivatives not accounted for	Asset Derivatives 2010		Liability Derivatives 2010
as hedging instruments	Statements of Assets and		Statements of Assets
under FAS 133*	Liabilities Location	Fair Value	and Liabilities Location	Fair Value

Interest rate contracts	Unrealized appreciation on swap contracts	$666,809	Unrealized depreciation on swap contracts	$—
	Variation margin on futures contracts	472,183	Variation margin on futures contracts	—
Credit contracts	Unrealized appreciation on swap contracts	40,364	Unrealized depreciation on swap contracts	182,281
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	120,468	Unrealized depreciation on forward foreign currency contracts	222,921
			Call and put options written, at market value	3,981

Total		$1,299,824		$409,183

Derivatives not accounted for			Change in Unrealized Appreciation
as hedging instruments	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
under FAS 133*	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Interest rate contracts	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$2,940,804	$943,808
Credit contracts	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(120,870)	(594,770)
Foreign exchange contracts	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(544,819)	52,241

Total		$2,275,115	$401,279

Balanced Portfolio
Derivatives not accounted for	Asset Derivatives 2010		Liability Derivatives 2010
as hedging instruments	Statements of Assets and		Statements of Assets and
under FAS 133*	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts	Variation margin on futures contracts	$37,031	Variation margin on futures contracts	$—

Derivatives not accounted for			Change in Unrealized Appreciation
as hedging instruments	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
under FAS 133*	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Interest rate contracts	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(90,954)	$(217)

Telecom Utility Portfolio
Derivatives not accounted for	Asset Derivatives 2010		Liability Derivatives 2010
as hedging instruments	Statements of Assets and		Statements of Assets and
under FAS 133*	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$5,207	Unrealized depreciation on forward foreign currency contracts	$49,361

Derivatives not accounted for			Change in Unrealized Appreciation
as hedging instruments	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
under FAS 133*	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Foreign exchange contracts	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$9,007	$403,756

Equity Index Portfolio
Derivatives not accounted for	Asset Derivatives 2010		Liability Derivatives 2010
as hedging instruments	Statements of Assets and		Statements of Assets and
under FAS 133*	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Equity contracts	Variation margin on futures contracts	$880	Variation margin on futures contracts	$—

Derivatives not accounted for			Change in Unrealized Appreciation
as hedging instruments	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
under FAS 133*	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$153,247	$53,298

International Growth and Income Portfolio
Derivatives not accounted for	Asset Derivatives 2010		Liability Derivatives 2010
as hedging instruments	Statements of Assets and		Statements of Assets and
under FAS 133*	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$3,495,737	Unrealized depreciation on forward foreign currency contracts	$1,745,321

			Change in Unrealized Appreciation
Derivatives not accounted for	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
as hedging instruments under FAS 133*	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Foreign exchange contracts	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$45,421	$4,018,899

	International Diversified Equities Portfolio
Derivatives not accounted for	Asset Derivatives 2010		Liability Derivatives 2010
as hedging instruments	Statements of Assets and		Statements of Assets
under FAS 133*	Liabilities Location	Fair Value	and Liabilities Location	Fair Value

Equity contracts	Variation margin on futures contracts	983,036	Variation margin on futures contracts	—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,836,415	Unrealized depreciation on forward foreign currency contracts	$336,841

Total		$2,819,451		$336,841

Derivatives not accounted for			Change in Unrealized Appreciation
as hedging instruments	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives
under FAS 133*	Recognized in Statement of Operations	Recognized in Statement of Operations	Recognized in Statement of Operations

Equity contracts	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	2,627,094	2,180,053
Foreign exchange contracts	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$1,262,367	$2,181,551

Total		$3,889,461	$4,361,604

	Emerging Markets Portfolio
Derivatives not accounted for	Asset Derivatives 2010		Liability Derivatives 2010
as hedging instruments	Statements of Assets and		Statements of Assets and
under FAS 133*	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Equity contracts	Unrealized appreciation on swap contracts	$493,958	Unrealized depreciation on swap contracts	$—
			Call and put options written, at market value	20,442

Total		$493,958		$20,442

Derivatives not accounted for			Change in Unrealized Appreciation
as hedging instruments	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	(Depreciation) on Derivatives Recognized
under FAS 133*	Recognized in Statement of Operations	Recognized in Statement of Operations	in Statement of Operations

Equity contracts	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$2,015,997	$945,500

*	FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities

Forward Foreign Currency Contracts.  Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. As of July 31, 2009, the following Portfolios had open forward contracts: Global Bond, Total Return Bond, Telecom Utility, International Growth & Income, and International Diversified Equity Portfolios, which are reported on a schedule following the Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include credit risk and market risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts.  Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. As of July 31, 2009, the following Portfolios had open futures contracts: Corporate Bond, Global Bond, Total Return Bond, Balanced, Equity Index, and International Diversified Equity Portfolios, which are reported on a schedule following the Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Options.  Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. As of July 31, 2009, the following Portfolios had open options contracts: Total Return Bond and the Emerging Markets Portfolios, which are reported on a schedule following the Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Swap Contracts:  Certain Portfolios have entered into credit default, interest rate, equity and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements:  Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns or speculation. As of July 31, 2009, the following Portfolios had open credit default swaps: Total Return Bond Portfolio, which are reported on a schedule following the Portfolio of Investments.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection.

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of July 31, 2009 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements:  Certain Portfolios may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk or to gain exposure to a security or market index. As of July 31, 2009, the following Portfolios had open credit default swaps: Emerging Markets Portfolio, which are reported on a schedule following the Portfolio of Investments.

Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Interest Rate Swap Agreements:  Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates or for speculation. As of July 31, 2009, the following Portfolios had open interest rate swaps: Global Bond and Total Return Bond Portfolios, which are reported on a schedule following the Portfolios of Investments.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Risks of Entering into Swap Agreements:  Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Repurchase Agreements:  The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of July 31, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount

High Yield Bond	11.29%	$11,646,000
“Dogs” of Wall Street	0.81	834,000
Blue Chip	0.44	450,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated July 31, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $103,161,000, a repurchase price of $103,161,086 and a maturity date of August 3, 2009. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bills	0.16%	10/08/2009	$105,260,000	$105,228,422

Stripped Mortgage-Backed Securities:  Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

Mortgage-Backed Dollar Rolls:  During the period ended July 31, 2009, the Total Return Bond and Balanced Portfolios entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Trust accounts for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Total Return Bond and Balanced Portfolios had TBA Rolls outstanding at year end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs.

Short Sales:  Certain Portfolios may engage in “short sales against the box.” A short sale against the box occurs when a Portfolio to the extent that it contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Structured Securities:  Certain of the Portfolios may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of July 31, 2009, the Total Return Bond Portfolio had one open structured security.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Portfolio to credit risk, illiquidity risk and market risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Foreign Currency Translation:  The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:  Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2005.

3. Federal Income Taxes:  The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions

	For the year ended January 31, 2009
		Long-term	Unrealized
	Ordinary	Gains/Capital	Appreciation	Ordinary	Long-Term
Portfolio	Income	Loss Carryover	(Depreciation)*	Income	Capital Gains

Cash Management	$13,031,417	$(10,391,091)	$(5,271,885)	$25,385,950	$—
Corporate Bond	54,269,032	(10,266,106)	(114,794,407)	37,917,599	—
Global Bond	12,530,240	2,026,322	(1,239,959)	10,497,733	—
High-Yield Bond	22,654,282	(98,013,969)	(90,520,663)	26,931,618	—
Total Return Bond	6,768,245	(18,322,681)	(5,835,673)	6,047,781	—
Balanced	3,942,603	(102,211,701)	(26,604,105)	5,270,200	—
MFS Total Return	27,647,334	(51,487,034)	(144,880,803)	40,567,159	54,404,171
Telecom Utility	1,917,817	(29,672,450)	(15,500,290)	1,215,662	—
Equity Index	431,681	(3,844,995)	(8,201,565)	504,852	—
Growth-Income	3,170,167	(10,757,253)	(45,146,127)	3,839,609	44,109,964
Equity Opportunities	1,115,089	(24,332,083)	(47,109,934)	10,302,590	19,164,040
Davis Venture Value	18,477,284	30,094,370	(201,033,773)	35,917,874	255,288,656
“Dogs” of Wall Street	2,014,287	(2,800,861)	(27,692,719)	4,571,254	8,280,599
Alliance Growth	1,526,620	(761,200,968)	(121,571,461)	582,566	—
Capital Growth	—	(17,142,478)	(21,338,613)	—	—
MFS Massachusetts Investor Trust	2,212,582	(5,608,995)	(45,438,038)	1,722,701	—
Fundamental Growth	—	(161,881,992)	(43,656,585)	—	—
Blue Chip Growth	52,524	(3,598,639)	(7,357,578)	109,756	—
Real Estate	3,589,315	(16,731,923)	(90,207,309)	7,843,361	35,086,928
Small Company Value	619,996	(4,852,017)	(50,683,743)	748,618	808,503
Mid-Cap Growth	—	(183,176,877)	(51,680,387)	—	—
Aggressive Growth	59,998	(228,495,482)	(3,282,717)	553,040	—
Growth Opportunities	—	(16,200,653)	(9,902,850)	—	—
Marsico Focused Growth	458,559	(4,931,016)	(12,227,366)	2,017,129	19,342,862
Technology	—	(63,302,088)	(6,695,618)	—	—
Small & Mid Cap Value	6,064,703	8,812,397	(160,153,945)	6,060,855	24,399,717
International Growth & Income	—	(65,555,852)	(106,979,827)	30,466,753	33,903,929
Global Equities	2,826,293	(77,679,052)	(35,995,375)	3,530,654	—
International Diversified Equities	3,649,767	(2,947,261)	(104,840,539)	15,060,538	11,344,601
Emerging Markets	—	(61,609,351)	(63,190,778)	69,983,691	28,799,006
Foreign Value	10,067,236	10,248,641	(128,821,535)	16,748,926	36,175,564

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of January 31, 2009, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward
Portfolio	2010	2011	2012	2013	2014	2015	2016	2017

Cash Management	$805,188	$—	$5,964	$12,138	$46,929	$21,843	$—	$9,499,029
Corporate Bond	—	6,951,434	328,606	—	—	1,206,018	—	1,780,048
Global Bond	—	—	—	—	—	—	—	—
High-Yield Bond	20,021,716	72,889,526	—	—	—	—	—	5,102,727
Total Return Bond	—	4,574,524	13,748,157	—	—	—	—	—
Balanced	—	65,929,711	27,535,724	—	—	—	—	8,746,266
MFS Total Return	245,889	201,673	—	—	—	—	—	51,039,472
Telecom Utility	—	23,392,939	2,281,217	—	—	—	—	3,998,294
Equity Index	—	1,843,673	106,692	362,808	363,357	123,493	—	1,044,972
Growth-Income	—	—	—	—	—	—	—	10,757,253
Equity Opportunities	—	—	—	—	—	—	—	24,332,083
Davis Venture Value*	—	572,150	—	—	—	—	—	—
“Dogs” of Wall Street	—	—	—	—	—	—	—	2,800,861
Alliance Growth	205,135,658	376,313,238	118,503,666	—	—	—	—	61,248,406
Capital Growth	—	8,853,922	—	—	—	—	—	8,288,556
MFS Massachusetts Investor Trust	—	1,609,115	3,999,880	—	—	—	—	—
Fundamental Growth	48,482,224	90,998,548	6,290,032	—	—	—	—	16,111,188
Blue Chip Growth	—	909,959	877,890	—	—	—	—	1,810,790
Real Estate	—	—	—	—	—	—	—	16,731,923
Small Company Value	—	—	—	—	—	—	—	4,852,017
Mid-Cap Growth	—	163,972,247	—	—	—	—	—	19,204,630
Aggressive Growth	65,475,104	73,587,791	14,436,415	—	—	—	—	74,996,172
Growth Opportunities	—	9,181,170	—	—	—	—	—	7,019,483
Marsico Focused Growth	—	—	—	—	—	—	—	4,931,016
Technology	25,459,973	22,987,768	3,503,244	—	783,874	—	—	10,567,229
International Growth & Income	—	—	—	—	—	—	—	65,555,852
Global Equities	—	51,176,204	24,964,783	—	—	—	—	1,538,065
International Diversified Equities	—	—	—	—	—	—	—	2,947,261
Emerging Markets	—	—	—	—	—	—	—	61,609,351

*	Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax law.

The Portfolios indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended January 31, 2009.

Capital Loss
Carryforward
Portfolio	Utilized

Total Return Bond	$9,034,401
Davis Venture Value	286,075
MFS Massachusetts Investor Trust	1,687,495

Under the current law, capital losses related to securities realized after October 31 and prior to the Portfolios’ fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended January 31, 2009, the Portfolios elected to defer capital losses as follows:

	Deferred	Deferred	Deferred
	Post-October	Post-October	Post-October
Portfolio	Capital Loss	Currency Loss	PFIC Loss

Corporate Bond	$1,323,589	$—	$—
High-Yield Bond	18,009,296	—	—
Balanced	13,084,317	—	—
MFS Total Return	79,649,859	21,687	—
Telecom Utility	4,990,801	—	—
Equity Index	590,137	—	—
Growth-Income	26,899,801	—	—
Equity Opportunities	8,449,425	5	—
Davis Venture Value	$20,592,949	$—	$—
“Dogs” of Wall Street	2,611,895	—	—

	Deferred	Deferred	Deferred
	Post-October	Post-October	Post-October
Portfolio	Capital Loss	Currency Loss	PFIC Loss

Alliance Growth	33,169,995	—	—
Capital Growth	8,898,398	4,943	—
MFS Massachusetts Investors	2,947,836	1,548	—
Fundamental Growth	30,095,142	—	—
Blue Chip Growth	3,557,958	—	—
Real Estate	34,668,888	—	—
Small Company Value	2,289,325	—	—
Mid-Cap Growth	14,989,272	—	—
Aggressive Growth	10,820,602	—	—
Growth Opportunities	9,470,667	—	—
Marsico Focused Growth	8,067,358	35	—
Technology	6,225,209	1,132	—
Small & Mid Cap Value	32,675,983	—	—
International Growth & Income	92,806,037	1,574,935	—
Global Equities	33,203,396	8,864	—
International Diversified Equities	20,212,140	1,372,814	319
Emerging Markets	48,291,754	—	—
Foreign Value	9,663,020	102,304	68,667

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

Cash Management	$51,257	$(5,324,357)	$(5,273,100)	$620,046,403
Corporate Bond	49,615,609	(53,706,489)	(4,090,880)	895,903,551
Global Bond	18,217,462	(10,187,702)	8,029,760	237,540,117
High-Yield Bond	12,597,331	(45,463,427)	(32,866,096)	298,354,871
Total Return Bond	10,586,785	(6,715,804)	3,870,981	354,186,030
Balanced	10,481,579	(6,283,303)	4,198,276	122,480,760
MFS Total Return	36,250,251	(50,540,410)	(14,290,159)	775,436,804
Telecom Utility	2,116,086	(6,834,571)	(4,718,485)	40,803,279
Equity Index	3,440,313	(8,213,775)	(4,773,462)	22,458,915
Growth-Income	28,924,422	(18,858,494)	10,065,928	224,137,515
Equity Opportunities	6,965,290	(2,936,088)	4,029,202	96,363,850
Davis Venture Value	276,478,313	(133,239,841)	143,238,472	1,172,996,584
“Dogs” of Wall Street	1,466,650	(7,907,024)	(6,440,374)	50,549,238
Alliance Growth	40,101,482	(24,616,653)	15,484,829	436,412,567
Capital Growth	4,717,628	(5,367,371)	(649,743)	66,251,470
MFS Massachusetts Investors Trust	12,378,846	(18,831,456)	(6,452,610)	190,211,784
Fundamental Growth	15,666,055	(7,456,324)	8,209,731	138,979,296
Blue Chip Growth	2,165,635	(2,982,231)	(816,596)	30,947,026
Real Estate	6,843,936	(40,106,325)	(33,262,389)	215,362,372
Small Company Value	8,563,701	(24,603,321)	(16,039,620)	130,946,513
Mid-Cap Growth	11,920,627	(12,132,782)	(212,155)	135,301,978
Aggressive Growth	1,381,253	(453,761)	927,492	58,662,362
Growth Opportunities	7,768,205	(917,661)	6,850,544	81,180,303
Marsico Focused Growth	9,495,238	(4,183,637)	5,311,601	68,195,697
Technology	2,950,865	(330,161)	2,620,704	32,517,992
Small & Mid Cap Value	36,693,836	(65,018,308)	(28,324,472)	391,560,552
International Growth and Income	45,725,972	(16,087,121)	29,638,851	342,823,823
Global Equities	11,358,979	(7,190,138)	4,168,841	103,325,263
International Diversified Equities	35,900,673	(46,501,370)	(10,600,697)	338,467,927
Emerging Markets	41,217,334	(4,340,719)	36,876,615	207,577,400
Foreign Value	54,152,475	(52,962,652)	1,189,823	402,716,572

4. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan):  SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”),* an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”), as amended, with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the High-Yield Bond, “Dogs” of Wall Street and Blue Chip Growth Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

		Management
Portfolio	Assets	Fees

Cash Management@	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
Corporate Bond	$0-$50 million	0.70%
	> $50 million	0.60%
	> $150 million	0.55%
	> $250 million	0.50%
Global Bond	$0-$50 million	0.75%
	> $50 million	0.65%
	> $150 million	0.60%
	> $250 million	0.55%
High-Yield Bond	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $250 million	0.55%
Total Return Bond	> $0	0.60%
Balanced	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $300 million	0.55%
	> $500 million	0.50%
MFS Total Return	$0-$50 million	0.70%
	> $50 million	0.65%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
Telecom Utility	$0-$150 million	0.75%
	> $150 million	0.60%
	> $500 million	0.50%
Equity Index†	> $0	0.40%
Growth-Income	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
	> $300 million	0.55%
	> $500 million	0.50%
Equity Opportunities	$0-$50 million	0.80%
	> $50 million	0.75%
	> $250 million	0.70%
Davis Venture Value	$0-$100 million	0.80%
	> $100 million	0.75%
	> $500 million	0.70%
“Dogs” of Wall Street	> $0	0.60%
Alliance Growth	$0-$50 million	0.70%
	> $50 million	0.65%
	> $150 million	0.60%
Capital Growth†	$0-$50 million	0.90%
	> $50 million	0.85%
	> $200 million	0.80%
MFS Massachusetts	$0-$600 million	0.70%
Investors Trust	> $600 million	0.65%
	> $1.5 billion	0.60%
Fundamental Growth	$0-$150 million	0.85%
	> $150 million	0.80%
	> $300 million	0.70%
Blue Chip Growth	$0-$250 million	0.70%
	> $250 million	0.65%
	> $500 million	0.60%
Real Estate	$0-$100 million	0.80%
	> $100 million	0.75%
	> $500 million	0.70%
Small Company Value	$0-$200 million	1.00%
	> $200 million	0.92%
	> $500 million	0.90%
Mid-Cap Growth	$0-$100 million	0.80%
	> $100 million	0.75%
Aggressive Growth	$0-$100 million	0.75%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.60%
Growth Opportunities	$0-$250 million	0.75%
	> $250 million	0.70%
	> $500 million	0.65%
Marsico Focused Growth	> $0	0.85%
Technology††	$0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Small & Mid Cap Value	$0-$250 million	0.95%
	> $250 million	0.90%
International Growth and	$0-$150 million	1.00%
Income†††	> $150 million	0.90%
	> $300 million	0.80%
Global Equities	$0-$50 million	0.90%
	> $50 million	0.80%
	> $150 million	0.70%
	> $300 million	0.65%
International Diversified	$0-$250 million	0.85%
Equities	> $250 million	0.80%
	> $500 million	0.75%
Emerging Markets	$0-$100 million	1.15%
	> $100 million	1.10%
	> $200 million	1.05%

* Effective April 1, 2009, AIG SunAmerica Asset Management Corp. changed its name to SunAmerica Asset Management Corp.

		Management
Portfolio	Assets	Fees

Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.75%

@	The Adviser shall be paid a composite fee based on the aggregate assets it manages for both SunAmerica Series Trust and Seasons Series Trust Cash Management Portfolios.
†	The Adviser voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the Capital Growth and Equity Index Portfolios.
††	The Adviser voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Technology Portfolio.
†††	Effective November 1, 2008 the Adviser voluntarily agreed, until further notice to waive 0.05% of the investment advisory fees for the International Growth & Income Portfolio

For the period ended July 31, 2009, the amount of the investment advisory fees waived were $3,921, $14,086, $13,533 and $77,554 for the Equity Index Portfolio, Capital Growth Portfolio, Technology Portfolio and International Growth and Income Portfolio respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Effective July 20, 2009, Wells Capital Management, Inc. became the subadviser to the Aggressive Growth Portfolio.

Subadviser	Portfolio

AllianceBernstein L.P.	Growth-Income Alliance Growth Small & Mid Cap Value

Columbia Management Advisors, LLC	Cash Management Technology

Davis Selected Advisers L.P. (dba — Davis Advisors)	Davis Venture Value Real Estate

FAF Advisors, Inc.	Equity Index

Federated Investment Management Company	Corporate Bond

Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

J.P. Morgan Investment Management, Inc.	Balanced Global Equities Mid-Cap Growth

Marsico Capital Management, LLC	Marsico Focused Growth

Massachusetts Financial Services Company	MFS Total Return MFS Massachusetts Investors Trust Telecom Utility

Morgan Stanley Investment Management, Inc. (dba — Van Kampen)	International Diversified Equities Growth Opportunities

OppenheimerFunds, Inc.	Equity Opportunities Capital Growth

Pacific Investment Management Company, LLC (PIMCO)	Total Return Bond

Putnam Investment Management, LLC	International Growth and Income Emerging Markets

Templeton Investment Counsel, LLC	Foreign Value

Wells Capital Management, Inc.	Fundamental Growth Aggressive Growth

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

		Subadvisory
Portfolio	Assets	Fees

Cash Management†	$0-$100 million	0.125%
	> $100 million	0.100%
	> $500 million	0.075%
	> $1 billion	0.050%
Corporate Bond	$0-$25 million	0.30%
	> $25 million	0.25%
	> $50 million	0.20%
	> $150 million	0.15%
Global Bond	$0-$50 million	0.40%
	> $50 million	0.30%
	> $150 million	0.25%
	> $250 million	0.20%
Total Return Bond	> $0	0.25%
Balanced	$0-$50 million	0.40%
	> $50 million	0.30%
	> $150 million	0.25%
MFS Total Return	$0-$500 million	0.375%
	> $500 million	0.35%
	> $750 million	0.32%
	> $1 billion	0.30%
Telecom Utility	$0-$250 million	0.375%
	> $250 million	0.325%
	> $750 million	0.30%
	> $1.5 billion	0.25%
Equity Index	> $0	0.125%
Growth-Income	$0-$50 million	0.35%
	> $50 million	0.30%
	> $150 million	0.25%
	> $300 million	0.20%
	> $500 million	0.15%
Equity Opportunities	$0-$50 million	0.40%
	> $50 million	0.35%
	> $250 million	0.30%
Davis Venture Value	$0-$100 million	0.45%
	> $100 million	0.40%
	> $500 million	0.35%
Alliance Growth	$0-$50 million	0.35%
	> $50 million	0.30%
	> $150 million	0.25%
Capital Growth	$0-$50 million	0.45%
	> $50 million	0.40%
	> $250 million	0.375%
	> $500 million	0.35%
MFS Massachusetts	$0-$300 million	0.40%
Investors Trust	> $300 million	0.375%
	> $600 million	0.35%
	> $900 million	0.325%
	> $1.5 billion	0.25%
Fundamental Growth	$0-$150 million	0.45%
	> $150 million	0.425%
	> $300 million	0.35%
Real Estate	$0-$100 million	0.45%
	> $100 million	0.40%
	> $500 million	0.35%
Small Company Value	$0-$200 million	0.60%
	> $200 million	0.52%
	> $500 million	0.50%
Mid-Cap Growth	$0-$100 million	0.42%
	> $100 million	0.40%
Aggressive Growth*	$0-$100 million	0.45%
	> $100 million	0.40%
	> $200 million	0.35%
Growth Opportunities	> $0	0.50%
Marsico Focused Growth††	> $0	0.45%
Technology	$0-$150 million	0.50%
	> $150 million	0.45%
	> $250 million	0.425%
Small & Mid Cap Value	$0-$250 million	0.50%
	> $250 million	0.45%
International Growth and	$0-$150 million	0.65%
Income@	> $150 million	0.55%
	> $300 million	0.45%
Global Equities	$0-$50 million	0.45%
	> $50 million	0.40%
	> $150 million	0.35%
	> $500 million	0.30%
International Diversified	$0-$250 million	0.45%
Equities	> $250 million	0.40%
	> $500 million	0.35%
Emerging Markets	$0-$100 million	0.85%
	> $100 million	0.80%
	> $200 million	0.75%
Foreign Value	$0-$50 million	0.625%
	> $50 million	0.465%
	> $200 million	0.375%
	> $500 million	0.35%

@	Effective November 1, 2008 the Subadviser agreed, until further notice to waive 0.05% of the subadvisory fees for the International Growth & Income Portfolio
*	Effective July 20, 2009, Wells Capital Management Incorporated assumed subadvisory responsibilities.
†	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the Seasons Series Trust Cash Management Portfolio shall be aggregated.
††	For purposes of the breakpoint on the Marsico Focused Growth Portfolio, the asset level at which the fee rate breaks shall be based upon the average daily net assets of all portfolios of the SunAmerica Series Trust and Seasons Series Trust Focus Growth and Income.

For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses.

Portfolio	Class 1	Class 2	Class 3

Equity Index	0.55%	—%	—%
Blue Chip Growth	0.85	1.00	1.10

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

For the period ended July 31, 2009, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount

Equity Index	$18,246
Blue Chip Growth	16,291

For the period ended July 31, 2009, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

		Balance
	Amount	Subject to
Portfolio	Recouped	Recoupment

Equity Index	$—	$96,732
Blue Chip Growth	—	84,356

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25% respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

From July 21, 2009 through July 22, 2009, the Real Estate Portfolio purchased 20,500 additional shares of SL Green Realty Corp. causing the Portfolio to exceed its registration statement limitation of investing more than 5% of the value of the Portfolio’s assets in any one issuer as applied to 75% of the value of the Portfolio’s total assets. On July 22, 2009, 20,500 shares of SL Green Realty Corp. were sold resulting in a gain of $8,931 to the Portfolio.

On March 4, 2009, (“AIG”), the ultimate parent of SAAMCo., issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”), 100,000 shares of AIG’s Series C Perpetual, Convertible, Participating Preferred Stock (the “Stock”) for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (“the FRBNY”) in the form of its lending commitment (the “Credit Facility”) under the Credit Agreement, dated as of September 22, 2008, between AIG and FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG’s common stock on all matters submitted to AIG’s shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG’s common stock and is entitled to approximately 79.9% of all dividends paid on AIG’s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

5. Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio’s expenses have been reduced. For the period ended July 31, 2009, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s non-affiliated expenses, were as follows:

Total Expense
Portfolio	Reductions

Balanced	$3,979
MFS Total Return	24,489
Telecom Utility	1,613
Growth-Income	3,622
Davis Venture Value	2,424
Alliance Growth	21,765
MFS Massachusetts Investors Trust	7,419
Fundamental Growth	38,645
Blue Chip Growth	250
Real Estate	16,089
Mid-Cap Growth	6,505
Aggressive Growth	8,830
Marsico Focused Growth	791
Small & Mid Cap Value	25,567
International Growth and Income	28,687
Emerging Markets	75,658

6. Purchases and Sales of Securities:  The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended July 31, 2009 were as follows:

	Purchases of	Sales of
	portfolio securities	portfolio securities
	(excluding	(excluding	Purchases of	Sales of
	U.S. government	U.S. government	U.S. government	U.S. government
Portfolio	securities)	securities)	securities	securities

Cash Management	$—	$—	$—	$—
Corporate Bond	149,878,659	114,184,357	17,798,268	27,230,109
Global Bond	86,081,718	70,749,991	10,176,047	17,626,486
High-Yield Bond	154,917,048	115,308,690	—	—
Total Return Bond	13,625,232	24,802,195	311,270,060	207,747,764
SunAmerica Balanced	47,639,175	59,505,071	15,523,316	10,505,325
MFS Total Return	115,275,378	137,968,154	45,487,881	63,959,159
Telecom Utility	11,885,598	14,250,190	—	—
Equity Index	265,129	1,134,500	—	—
Growth-Income	50,360,918	70,583,172	—	—
Equity Opportunities	92,312,431	100,858,310	—	—
Davis Venture Value	104,482,639	160,481,311	—	—
“Dogs” of Wall Street	18,911,059	21,811,358	—	—
Alliance Growth	218,509,784	248,592,791	—	—
Capital Growth	14,734,212	17,669,839	—	—
MFS Massachusetts Investors Trust	35,374,277	27,841,189	—	—
Fundamental Growth	126,271,825	133,517,952	—	—
Blue Chip Growth	8,775,532	7,705,562	—	—
Real Estate	64,194,307	59,579,429	—	—
Small Company Value	7,837,572	3,316,773	—	—
Mid Cap Growth	60,786,302	65,496,063	—	—
Aggressive Growth	118,783,242	113,382,782	—	—
Growth Opportunities	121,179,274	114,273,920	—	—
Marsico Focused Growth	27,098,936	29,682,608	—	—
Technology	38,763,560	34,218,215	—	—
Small & Mid Cap Value	85,320,504	75,920,776	—	—
International Growth and Income	256,096,186	255,992,732	—	—
Global Equities	49,347,964	58,172,072	—	—
International Diversified Equities	72,470,759	83,089,457	—	—
Emerging Markets	189,786,762	199,679,024	—	—
Foreign Value	57,316,076	57,027,169	—	—

7. Capital Share Transactions:  Transactions in capital shares of each class of each Portfolio were as follows:

	Cash Management Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	9,945,741	$109,108,154	39,433,149	$441,193,058	1,981,509	$21,690,508	8,183,307	$91,506,300
Reinvested dividends	—	—	983,001	10,752,069	—	—	219,432	2,396,696
Shares redeemed	(16,100,899)	(176,633,004)	(39,121,362)	(436,078,336)	(3,206,208)	(35,093,962)	(8,905,227)	(99,098,735)

Net increase (decrease)	(6,155,158)	$(67,524,850)	1,294,788	$15,866,791	(1,224,699)	$(13,403,454)	(502,488)	$(5,195,739)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	10,599,857	$115,822,706	47,895,619	$533,813,317
Reinvested dividends	—	—	1,121,851	12,237,185
Shares redeemed	(17,822,834)	(194,723,340)	(38,496,879)	(427,535,718)

Net increase (decrease)	(7,222,977)	$(78,900,634)	10,520,591	$118,514,784

	Corporate Bond Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,431,158	$27,008,398	4,018,012	$46,280,007	565,453	$6,238,283	1,038,757	$11,911,230
Reinvested dividends	—	—	1,120,701	11,394,252	—	—	213,386	2,167,090
Shares redeemed	(3,234,289)	(36,294,556)	(8,434,180)	(94,575,708)	(681,672)	(7,554,024)	(1,965,904)	(22,086,480)

Net increase (decrease)	(803,131)	$(9,286,158)	(3,295,467)	$(36,901,449)	(116,219)	$(1,315,741)	(713,761)	$(8,008,160)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	5,509,884	$61,651,126	21,276,513	$245,627,130
Reinvested dividends	—	—	2,401,724	24,356,257
Shares redeemed	(6,142,221)	(67,616,208)	(16,530,550)	(182,812,257)

Net increase (decrease)	(632,337)	$(5,965,082)	7,147,687	$87,171,130

	Global Bond Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	500,437	$5,877,234	5,376,847	$65,622,048	132,502	$1,547,999	1,019,773	$12,421,684
Reinvested dividends	—	—	369,918	4,084,836	—	—	78,284	860,342
Shares redeemed	(1,507,902)	(17,564,630)	(6,892,168)	(82,125,780)	(389,047)	(4,505,326)	(1,232,206)	(14,589,335)

Net increase (decrease)	(1,007,465)	$(11,687,396)	(1,145,403)	$(12,418,896)	(256,545)	$(2,957,327)	(134,149)	$(1,307,309)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	1,886,491	$22,033,682	9,264,036	$111,832,544
Reinvested dividends	—	—	506,646	5,552,555
Shares redeemed	(2,083,321)	(24,014,108)	(7,305,580)	(86,507,354)

Net increase (decrease)	(196,830)	$(1,980,426)	2,465,102	$30,877,745

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,359,716	$23,971,574	7,459,851	$40,505,593	1,783,634	$7,955,212	1,496,028	$7,712,032
Reinvested dividends	—	—	2,803,436	13,552,532	—	—	513,649	2,479,341
Shares redeemed	(5,560,237)	(24,407,267)	(10,811,844)	(65,295,931)	(1,401,840)	(6,114,700)	(2,123,292)	(12,908,233)

Net increase (decrease)	(200,521)	$(435,693)	(548,557)	$(11,237,806)	381,794	$1,840,512	(113,615)	$(2,716,860)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	6,974,377	$30,985,081	11,583,218	$64,042,321
Reinvested dividends	—	—	2,260,416	10,899,745
Shares redeemed	(4,223,321)	(18,569,504)	(7,617,300)	(45,164,584)

Net increase (decrease)	2,751,056	$12,415,577	6,226,334	$29,777,482

	Total Return Bond Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,046,536	$32,060,149	4,756,986	$35,940,309	1,183,045	$9,315,292	1,276,342	$9,586,001
Reinvested dividends	—	—	359,697	2,569,854	—	—	55,068	391,937
Shares redeemed	(2,214,059)	(17,660,320)	(3,637,035)	(27,380,733)	(376,722)	(3,013,649)	(581,098)	(4,366,971)

Net increase (decrease)	1,832,477	$14,399,829	1,479,648	$11,129,430	806,323	$6,301,643	750,312	$5,610,967

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	10,964,334	$86,778,557	21,479,613	$160,537,268
Reinvested dividends	—	—	434,449	3,085,990
Shares redeemed	(3,901,682)	(30,894,916)	(5,412,585)	(40,765,070)

Net increase (decrease)	7,062,652	$55,883,641	16,501,477	$122,858,188

	Balanced Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	297,686	$3,208,147	643,633	$8,503,635	219,573	$2,228,822	184,918	$2,435,620
Reinvested dividends	—	—	365,453	4,174,909	—	—	44,168	504,301
Shares redeemed	(1,118,063)	(12,058,525)	(3,028,771)	(39,433,080)	(344,884)	(3,614,473)	(464,314)	(5,936,215)

Net increase (decrease)	(820,377)	$(8,850,378)	(2,019,685)	$(26,754,536)	(125,311)	$(1,385,651)	(235,228)	$(2,996,294)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	244,378	$2,564,201	580,205	$7,660,413
Reinvested dividends	—	—	51,797	590,990
Shares redeemed	(243,612)	(2,584,232)	(566,142)	(7,264,448)

Net increase (decrease)	766	$(20,031)	65,860	$986,955

	MFS Total Return Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	995,787	$11,685,628	2,097,718	$31,193,866	113,722	$1,339,262	355,064	$5,409,318
Reinvested dividends	—	—	3,746,587	45,982,039	—	—	702,127	8,609,722
Shares redeemed	(3,855,634)	(44,300,918)	(9,660,223)	(140,442,836)	(758,618)	(8,736,076)	(2,217,026)	(32,139,754)

Net increase (decrease)	(2,859,847)	$(32,615,290)	(3,815,918)	$(63,266,931)	(644,896)	$(7,396,814)	(1,159,835)	$(18,120,714)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	1,765,991	$20,594,196	6,599,629	$100,370,384
Reinvested dividends	—	—	3,296,057	40,379,569
Shares redeemed	(2,684,521)	(30,879,009)	(8,039,999)	(114,841,196)

Net increase (decrease)	(918,530)	$(10,284,813)	1,855,687	$25,908,757

	Telecom Utility Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	101,601	$793,134	935,261	$10,440,125	21,366	$164,181	269,667	$3,080,940
Reinvested dividends	—	—	109,876	856,108	—	—	15,924	124,011
Shares redeemed	(479,290)	(3,636,825)	(1,954,225)	(20,478,277)	(83,524)	(642,572)	(345,422)	(3,601,535)

Net increase (decrease)	(377,689)	$(2,843,691)	(909,088)	$(9,182,044)	(62,188)	$(478,391)	(59,831)	$(396,584)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	202,408	$1,439,202	796,168	$8,599,943
Reinvested dividends	—	—	30,274	235,543
Shares redeemed	(197,326)	(1,477,276)	(459,629)	(4,581,625)

Net increase (decrease)	5,082	$(38,074)	366,813	$4,253,861

	Equity Index Portfolio
	Class 1
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	219,859	$1,612,592	542,136	$5,448,250
Reinvested dividends	—	—	60,110	504,852
Shares redeemed	(405,841)	(2,896,430)	(911,517)	(8,933,002)

Net increase (decrease)	(185,982)	$(1,283,838)	(309,271)	$(2,979,900)

	Growth-Income Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	145,295	$2,058,410	491,279	$9,392,264	13,384	$193,955	62,777	$1,238,879
Reinvested dividends	—	—	2,650,163	41,994,726	—	—	174,402	2,761,864
Shares redeemed	(1,761,326)	(24,312,145)	(4,383,808)	(94,193,061)	(162,575)	(2,207,739)	(367,351)	(8,079,980)

Net increase (decrease)	(1,616,031)	$(22,253,735)	(1,242,366)	$(42,806,071)	(149,191)	$(2,013,784)	(130,172)	$(4,079,237)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	69,612	$949,617	280,611	$6,223,130
Reinvested dividends	—	—	201,722	3,192,983
Shares redeemed	(139,572)	(1,920,652)	(421,163)	(9,470,293)

Net increase (decrease)	(69,960)	$(971,035)	61,170	$(54,180)

	Equity Opportunities Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	233,474	$1,808,308	421,247	$5,040,733	45,628	$364,663	114,520	$1,318,509
Reinvested dividends	—	—	2,101,840	17,589,388	—	—	302,019	2,524,623
Shares redeemed	(1,039,839)	(7,787,382)	(2,269,649)	(27,525,328)	(177,948)	(1,286,676)	(324,840)	(3,892,203)

Net increase (decrease)	(806,365)	$(5,979,074)	253,438	$(4,895,207)	(132,320)	$(922,013)	91,699	$(49,071)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	127,137	$954,974	523,857	$5,683,748
Reinvested dividends	—	—	1,120,456	9,352,619
Shares redeemed	(542,020)	(4,063,001)	(1,100,318)	(13,512,555)

Net increase (decrease)	(414,883)	$(3,108,027)	543,995	$1,523,812

	Davis Venture Value Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	800,721	$12,471,180	1,907,579	$45,329,169	176,441	$2,818,293	427,242	$9,897,489
Reinvested dividends	—	—	8,927,294	163,756,163	—	—	1,237,807	22,679,490
Shares redeemed	(5,477,332)	$(83,155,468)	(12,635,001)	(311,306,555)	(852,678)	$(12,910,543)	(1,806,789)	(44,181,079)

Net increase (decrease)	(4,676,611)	$(70,684,288)	(1,800,128)	$(102,221,223)	(676,237)	$(10,092,250)	(141,740)	$(11,604,100)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	1,990,957	$30,448,691	6,718,398	$159,494,245
Reinvested dividends	—	—	5,726,667	104,770,877
Shares redeemed	(3,083,967)	$(47,305,941)	(6,259,950)	(152,463,978)

Net increase (decrease)	(1,093,010)	$(16,857,250)	6,185,115	$111,801,144

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	290,381	$1,567,041	494,042	$4,039,778	63,805	$326,608	120,743	$997,318
Reinvested dividends	—	—	1,111,175	7,259,386	—	—	342,255	2,233,625
Shares redeemed	(793,906)	(4,177,881)	(1,571,058)	(13,051,281)	(177,874)	(926,071)	(459,030)	(3,863,452)

Net increase (decrease)	(503,525)	$(2,610,840)	34,159	$(1,752,117)	(114,069)	$(599,463)	3,968	$(632,509)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	259,105	$1,359,256	590,564	$4,874,948
Reinvested dividends	—	—	515,314	3,358,842
Shares redeemed	(309,708)	(1,609,914)	(767,781)	(6,307,028)

Net increase (decrease)	(50,603)	$(250,658)	338,097	$1,926,762

	Alliance Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2009		For the year ended		For the six months ended July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	354,570	$5,480,570	737,332	$14,431,198	64,161	$1,029,971	186,441	$3,445,378
Reinvested dividends	—	—	33,296	582,566	—	—	—	—
Shares redeemed	(2,088,125)	(31,900,649)	(5,672,015)	(111,858,329)	(330,064)	(4,986,533)	(604,341)	(11,653,891)

Net increase (decrease)	(1,733,555)	$(26,420,079)	(4,901,387)	$(96,844,565)	(265,903)	$(3,956,562)	(417,900)	$(8,208,513)

	Class 3
	For the six months ended July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	169,015	$2,703,169	1,205,409	$22,055,846
Reinvested dividends	—	—	—	—
Shares redeemed	(1,041,118)	(15,583,295)	(2,517,374)	(48,753,749)

Net increase (decrease)	(872,103)	$(12,880,126)	(1,311,965)	$(26,697,903)

	Capital Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2009		For the year ended		For the six months ended July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	443,731	$2,679,651	259,446	$1,992,450	56,164	$342,243	75,126	$600,048
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(249,030)	(1,418,374)	(633,800)	(4,819,287)	(97,804)	(560,060)	(178,469)	(1,344,818)

Net increase (decrease)	194,701	$1,261,277	(374,354)	$(2,826,837)	(41,640)	$(217,817)	(103,343)	$(744,770)

	Class 3
	For the six months ended July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	615,960	$3,593,287	5,047,892	$40,461,618
Reinvested dividends	—	—	—	—
Shares redeemed	(1,240,021)	(6,997,958)	(1,380,516)	(10,435,000)

Net increase (decrease)	(624,061)	$(3,404,671)	3,667,376	$30,026,618

	MFS Massachusetts Investors Trust Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2009		For the year ended		For the six months ended July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	180,599	$1,846,118	510,994	$5,980,651	55,301	$556,215	207,021	$2,458,275
Reinvested dividends	—	—	91,110	1,008,046	—	—	14,561	161,095
Shares redeemed	(908,498)	(8,751,472)	(2,613,171)	(32,986,806)	(150,755)	(1,452,446)	(499,856)	(6,275,572)

Net increase (decrease)	(727,899)	$(6,905,354)	(2,011,067)	$(25,998,109)	(95,454)	$(896,231)	(278,274)	$(3,656,202)

	Class 3
	For the six months ended July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	2,170,938	$21,248,122	4,888,237	$58,802,903
Reinvested dividends	—	—	50,084	553,560
Shares redeemed	(739,220)	(7,180,582)	(1,345,432)	(16,527,611)

Net increase (decrease)	1,431,718	$14,067,540	3,592,889	$42,828,852

	Fundamental Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2009		For the year ended		For the six months ended July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	86,516	$908,031	324,009	$4,895,494	17,133	$179,419	49,124	$717,028
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(619,465)	(6,434,109)	(1,830,182)	(27,203,704)	(38,765)	(400,290)	(119,891)	(1,731,606)

Net increase (decrease)	(532,949)	$(5,526,078)	(1,506,173)	$(22,308,210)	(21,632)	$(220,871)	(70,767)	$(1,014,578)

	Class 3
	For the six months ended July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	409,702	$4,379,423	4,560,185	$69,223,436
Reinvested dividends	—	—	—	—
Shares redeemed	(799,837)	(8,079,272)	(1,318,053)	(18,906,048)

Net increase (decrease)	(390,135)	$(3,699,849)	3,242,132	$50,317,388

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	476,295	$2,341,307	414,203	$2,510,766	40,117	$199,061	139,307	$864,067
Reinvested dividends	—	—	11,505	64,326	—	—	3,488	19,496
Shares redeemed	(613,575)	(3,064,621)	(1,204,635)	(7,692,222)	(144,309)	(714,255)	(399,988)	(2,461,726)

Net increase (decrease)	(137,280)	$(723,314)	(778,927)	$(5,117,130)	(104,192)	$(515,194)	(257,193)	$(1,578,163)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	558,355	$2,835,662	961,727	$6,106,573
Reinvested dividends	—	—	4,647	25,934
Shares redeemed	(379,088)	(1,865,863)	(888,125)	(5,571,841)

Net increase (decrease)	179,267	$969,799	78,249	$560,666

	Real Estate Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	378,066	$2,417,268	902,631	$12,487,417	115,699	$732,535	292,002	$3,730,105
Reinvested dividends	—	—	1,198,733	13,149,930	—	—	261,707	2,861,941
Shares redeemed	(1,030,284)	(6,695,071)	(2,390,987)	(31,386,353)	(207,235)	(1,327,574)	(643,947)	(8,967,335)

Net increase (decrease)	(652,218)	$(4,277,803)	(289,623)	$(5,749,006)	(91,536)	$(595,039)	(90,238)	$(2,375,289)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	4,525,292	$27,605,681	7,837,982	$92,174,199
Reinvested dividends	—	—	2,467,447	26,918,418
Shares redeemed	(2,583,681)	(17,533,394)	(2,974,774)	(40,017,921)

Net increase (decrease)	1,941,611	$10,072,287	7,330,655	$79,074,696

	Small Company Value Portfolio
	Class 1				Class 3
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	14,123	$139,724	50,846	$736,119	1,490,660	$13,922,743	4,937,996	$66,235,075
Reinvested dividends	—	—	7,806	91,348	—	—	125,784	1,465,773
Shares redeemed	(48,454)	(452,402)	(143,273)	(1,808,168)	(1,023,725)	(9,920,636)	(1,724,869)	(22,996,178)

Net increase (decrease)	(34,331)	$(312,678)	(84,621)	$(980,701)	466,935	$4,002,107	3,338,911	$44,704,670

	Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	704,430	$4,758,923	1,248,128	$10,808,836	175,432	$1,197,284	401,629	$3,326,905
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(1,165,304)	(7,531,197)	(3,170,783)	(27,463,759)	(520,183)	(3,366,373)	(1,139,673)	(9,824,369)

Net increase (decrease)	(460,874)	$(2,772,274)	(1,922,655)	$(16,654,923)	(344,751)	$(2,169,089)	(738,044)	$(6,497,464)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	775,638	$5,215,567	2,625,232	$22,429,121
Reinvested dividends	—	—	—	—
Shares redeemed	(1,057,397)	(6,728,309)	(2,625,907)	(22,476,376)

Net increase (decrease)	(281,759)	$(1,512,742)	(675)	$(47,255)

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	331,687	$1,951,375	1,144,862	$9,675,480	34,375	$209,993	132,655	$1,190,991
Reinvested dividends	—	—	70,460	476,254	—	—	4,281	28,828
Shares redeemed	(1,020,017)	(5,855,569)	(2,834,504)	(25,381,398)	(108,699)	(626,914)	(380,926)	(3,581,965)

Net increase (decrease)	(688,330)	$(3,904,194)	(1,619,182)	$(15,229,664)	(74,324)	$(416,921)	(243,990)	$(2,362,146)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	122,822	$746,821	594,799	$5,636,727
Reinvested dividends	—	—	7,149	47,958
Shares redeemed	(194,759)	(1,142,322)	(604,174)	(5,739,117)

Net increase (decrease)	(71,937)	$(395,501)	(2,226)	$(54,432)

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	393,437	$1,817,028	839,570	$4,995,364	64,067	$290,928	197,269	$1,122,558
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(416,981)	(1,886,615)	(1,471,042)	(8,912,276)	(113,517)	(510,303)	(525,612)	(3,125,446)

Net increase (decrease)	(23,544)	$(69,587)	(631,472)	$(3,916,912)	(49,450)	$(219,375)	(328,343)	$(2,002,888)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	3,318,233	$14,949,252	7,087,376	$40,228,397
Reinvested dividends	—	—	—	—
Shares redeemed	(1,094,651)	(4,850,755)	(2,410,714)	(13,885,957)

Net increase (decrease)	2,223,582	$10,098,497	4,676,662	$26,342,440

	Marsico Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	155,204	$968,163	543,848	$4,521,243	77,304	$469,268	241,803	$2,095,994
Reinvested dividends	—	—	976,411	6,862,952	—	—	826,508	5,752,616
Shares redeemed	(859,904)	(5,002,135)	(1,672,769)	(16,627,269)	(504,770)	(2,866,809)	(891,562)	(8,774,898)

Net increase (decrease)	(704,700)	$(4,033,972)	(152,510)	$(5,243,074)	(427,466)	$(2,397,541)	176,749	$(926,288)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	458,721	$2,808,936	1,117,163	$10,949,022
Reinvested dividends	—	—	1,263,719	8,744,423
Shares redeemed	(488,926)	(2,855,295)	(1,398,622)	(12,692,800)

Net increase (decrease)	(30,205)	$(46,359)	982,260	$7,000,645

	Technology Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,481,037	$4,422,313	2,298,350	$5,655,493	645,239	$1,159,299	690,259	$1,589,446
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(1,188,694)	(2,023,206)	(4,674,769)	(10,850,998)	(478,059)	(798,868)	(1,498,611)	(3,395,772)

Net increase (decrease)	1,292,343	$2,399,107	(2,376,419)	$(5,195,505)	167,180	$360,431	(808,352)	$(1,806,326)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	2,946,994	$5,256,080	4,317,616	$10,289,396
Reinvested dividends	—	—	—	—
Shares redeemed	(1,435,926)	(2,448,288)	(3,617,710)	(8,396,411)

Net increase (decrease)	1,511,068	$2,807,792	699,906	$1,892,985

	Small & Mid Cap Value Portfolio
	Class 2				Class 3
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	143,644	$1,470,016	456,982	$6,801,494	3,658,207	$35,286,388	11,434,393	$158,257,378
Reinvested dividends	—	—	225,929	2,598,777	—	—	2,425,913	27,861,795
Shares redeemed	(371,601)	(3,478,545)	(927,909)	(13,556,111)	(3,453,698)	(33,749,857)	(6,566,519)	(92,797,598)

Net increase (decrease)	(227,957)	$(2,008,529)	(244,998)	$(4,155,840)	204,509	$1,536,531	7,293,787	$93,321,575

	International Growth and Income Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	742,113	$4,840,670	1,770,622	$19,404,875	88,838	$577,294	289,351	$3,082,293
Reinvested dividends	—	—	3,089,164	23,954,389	—	—	395,722	3,081,335
Shares redeemed	(2,663,176)	(16,589,861)	(7,500,312)	(86,007,110)	(332,711)	(2,123,232)	(1,048,300)	(12,543,929)

Net increase (decrease)	(1,921,063)	$(11,749,191)	(2,640,526)	$(42,647,846)	(243,873)	$(1,545,938)	(363,227)	$(6,380,301)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	4,622,764	$28,287,306	14,577,444	$159,002,626
Reinvested dividends	—	—	4,799,592	37,334,958
Shares redeemed	(3,865,139)	(25,373,842)	(5,418,928)	(59,973,165)

Net increase (decrease)	757,625	$2,913,464	13,958,108	$136,364,419

	Global Equities Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	157,443	$1,533,129	488,926	$6,692,102	19,988	$205,611	105,030	$1,413,054
Reinvested dividends	—	—	245,634	2,717,957	—	—	22,192	244,800
Shares redeemed	(1,026,617)	(9,561,601)	(3,118,254)	(43,137,160)	(98,192)	(896,648)	(480,174)	(6,797,834)

Net increase (decrease)	(869,174)	$(8,028,472)	(2,383,694)	$(33,727,101)	(78,204)	$(691,037)	(352,952)	$(5,139,980)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	132,424	$1,272,073	599,732	$8,442,243
Reinvested dividends	—	—	51,580	567,897
Shares redeemed	(264,305)	(2,434,488)	(810,372)	(11,503,126)

Net increase (decrease)	(131,881)	$(1,162,415)	(159,060)	$(2,492,986)

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	634,469	$4,100,206	1,921,208	$20,058,535	251,886	$1,669,868	691,671	$6,981,943
Reinvested dividends	—	—	1,002,067	7,252,797	—	—	351,802	2,533,011
Shares redeemed	(2,121,448)	(13,300,142)	(5,297,195)	(49,002,640)	(713,035)	(4,505,071)	(1,545,317)	(13,771,906)

Net increase (decrease)	(1,486,979)	$(9,199,936)	(2,373,920)	$(21,691,308)	(461,149)	$(2,835,203)	(501,844)	$(4,256,951)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	1,458,432	$8,956,643	7,667,302	$75,928,337
Reinvested dividends	—	—	2,310,407	16,619,331
Shares redeemed	(4,292,925)	(27,583,166)	(8,008,713)	(71,641,186)

Net increase (decrease)	(2,834,493)	$(18,626,523)	1,968,996	$20,906,481

	Emerging Markets Portfolio
	Class 1				Class 2
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,061,849	$16,446,726	3,030,256	$33,276,923	533,565	$2,789,888	395,537	$4,594,214
Reinvested dividends	—	—	7,389,232	41,015,035	—	—	962,499	5,310,429
Shares redeemed	(3,076,586)	(15,727,536)	(5,887,881)	(70,962,565)	(508,022)	(2,620,626)	(905,685)	(11,786,794)

Net increase (decrease)	(14,737)	$719,190	4,531,607	$3,329,393	25,543	$169,262	452,351	$(1,882,151)

	Class 3
	For the six months ended
	July 31, 2009		For the year ended
	(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount

Shares sold	2,854,588	$15,345,328	7,773,633	$81,707,021
Reinvested dividends	—	—	9,539,155	52,457,233
Shares redeemed	(4,253,284)	(22,143,705)	(3,989,148)	(47,479,418)

Net increase (decrease)	(1,398,696)	$(6,798,377)	13,323,640	$86,684,836

	Foreign Value Portfolio
	Class 2				Class 3
	For the six months ended				For the six months ended
	July 31, 2009		For the year ended		July 31, 2009		For the year ended
	(unaudited)		January 31, 2009		(unaudited)		January 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold		$1,207,196	315,274	$4,768,982	3,062,355	$32,136,608	8,630,251	$132,063,872
Reinvested dividends	—	—	491,505	5,867,816	—	—	3,942,287	47,056,674
Shares redeemed	(375,664)	(3,862,000)	(886,590)	(13,521,019)	(3,625,293)	(38,143,788)	(7,659,227)	(120,139,258)

Net increase (decrease)	(259,914)	$(2,654,804)	(79,811)	$(2,884,221)	(562,938)	$(6,007,180)	4,913,311	$58,981,288

8. Transactions with Affiliates:  The following Portfolios incurred brokerage commissions with an affiliated broker for the period ended July 31, 2009:

	J P Morgan	Oppenheimer &	Merrill Lynch
Portfolio	Securities, Inc.	Co., Inc.	Co., Inc.

Capital Growth	$—	$516	$—
Equity Opportunities	—	520	—
Growth Opportunities	49,941	—	—
Technology	—	—	96
Global Equities	3,174	—	—

As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by AIG or an affiliate thereof. During the period ended July 31, 2009, the following Portfolio recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

							Change in	Discount
			Market Value at	Cost of	Proceeds	Realized	Unrealized	(Premium)	Market Value at
Portfolio	Security	Income	January 31, 2009	Purchases	of Sales	Gain/(Loss)	Gain/(Loss)	Amortization	July 31, 2009

Equity Index	AIG	$—	$7,388	$—	$8	$(283)	$(3,313)	$—	$3,784

9. Investment Concentrations:  Some of the Portfolios may invest internationally, including in “emerging market” countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, Global Equities, International Growth and Income, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The following Portfolios held the corresponding securities as of July 31, 2009.

The International Growth and Income Portfolio had 20.5% and 16.16% of its net assets invested in equity securities of companies domiciled in Japan and United Kingdom, respectively. Additionally, International Diversified Equities Portfolio had 24.8% of its net assets invested in Japan, the Global Bond Portfolio had 17.8% of its net assets invested in Germany, and the Foreign Value Portfolio had 17.9% of its net assets invested in the United Kingdom.

The Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, Fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of July 31, 2009, the Real Estate Portfolio had 69.4% of its net assets invested in Real Estate Investment Trusts.

The Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may effect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of July 31, 2009, the Technology Portfolio had 93.0% of its net assets invested in Technology companies.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. As of July 31, 2009, the Telecom Utilities Portfolio had 65.5% of its net assets invested in utility companies.

10. Lines of Credit:  The SAAMCo Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Trust’s custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Portfolio’s cash shortfall exceeds $100,000. For the period ended July 31, 2009, the following portfolios had borrowings:

			Average	Weighted
	Days	Interest	Debt	Average
Portfolio	Outstanding	Charges	Utilized	Interest
Corporate Bond Fund	28	$1,515	$2,720,003	0.72%
Global Bond Portfolio	7	55	390,142	0.73
High-Yield Bond	10	831	3,897,526	0.77
MFS Total Return Portfolio	6	121	1,021,992	0.71
Growth Income Portfolio	22	246	530,469	0.74
Equity Opportunities Portfolio	13	120	461,197	0.70
“Dogs” of Wall Street	7	34	222,834	0.77
Alliance Growth	40	772	924,798	0.74
Capital Growth	9	48	266,603	0.70
Fundamental Growth Portfolio	6	44	365,368	0.74
Blue Chip Growth	6	98	852,064	0.69
Growth Opportunities Portfolio	1	7	347,626	0.70
International Growth and Income	5	213	2,093,052	0.73
Global Equities	40	218	260,064	0.74

At July 31, 2009, none of the portfolios had borrowings outstanding.

11. Interfund Lending Agreement:  Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended July 31, 2009, none of the Portfolios participated in this program.

12. Security Transactions with Affiliated Funds or Portfolios:  The Portfolios are permitted to transfer securities by purchasing from and or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transaction must have a common investment advisor or investment advisors which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price.

No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period ended July 31, 2009, the following portfolios engaged in security transactions with affiliated Funds:

	Cost of	Proceeds	Realized
Portfolio	Purchases	from Sales	Gain/(Loss)

Corporate Bond	$—	$4,253,844	$66,120
Total Return Bond	14,257	—	—
MFS Total Return	51,865	95,726	(8,807)
Equity Opportunities	140,486	4,892,534	(335,664)
Capital Growth	96,393	9,861	(11,570)

13. Subsequent Events:  The Trust has performed an evaluation of subsequent events through September 29, 2009, which is the date the financial statements were issued. There were no subsequent events noted.

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets		net assets		turnover

Cash Management Portfolio — Class 1
01/31/05	$10.68	$0.10	$(0.01)	$0.09	$(0.08)	$—	$(0.08)	$10.69	0.86%	$227,570	0.56%		0.90%		—%
01/31/06	10.69	0.32	—	0.32	(0.09)	—	(0.09)	10.92	3.04	191,254	0.54		2.91		—
01/31/07	10.92	0.52	(0.01)	0.51	(0.28)	—	(0.28)	11.15	4.71	216,529	0.50		4.63		—
01/31/08	11.15	0.54	(0.06)	0.48	(0.42)	—	(0.42)	11.21	4.35	293,097	0.51		4.81		—
01/31/09	11.21	0.23	(0.13)	0.10	(0.34)	—	(0.34)	10.97	0.94	301,076	0.49		2.03		—
07/31/09@	10.97	0.00	0.00	0.00	—	—	—	10.97	0.00	233,567	0.52	†	0.02	†	—

Cash Management Portfolio — Class 2
01/31/05	10.66	0.08	0.01	0.09	(0.07)	—	(0.07)	10.68	0.80	56,609	0.71		0.77		—
01/31/06	10.68	0.30	—	0.30	(0.08)	—	(0.08)	10.90	2.80	46,240	0.69		2.75		—
01/31/07	10.90	0.49	—	0.49	(0.26)	—	(0.26)	11.13	4.57	52,721	0.65		4.48		—
01/31/08	11.13	0.52	(0.06)	0.46	(0.40)	—	(0.40)	11.19	4.21	71,673	0.66		4.66		—
01/31/09	11.19	0.21	(0.12)	0.09	(0.33)	—	(0.33)	10.95	0.80	64,643	0.64		1.90		—
07/31/09@	10.95	(0.01)	0.00	(0.01)	—	—	—	10.94	(0.09)	51,198	0.67	†	(0.13	)†	—

Cash Management Portfolio — Class 3
01/31/05	10.65	0.08	(0.01)	0.07	(0.06)	—	(0.06)	10.66	0.63	109,704	0.81		0.75		—
01/31/06	10.66	0.29	—	0.29	(0.07)	—	(0.07)	10.88	2.70	124,629	0.79		2.70		—
01/31/07	10.88	0.48	—	0.48	(0.25)	—	(0.25)	11.11	4.48	184,858	0.75		4.40		—
01/31/08	11.11	0.50	(0.05)	0.45	(0.39)	—	(0.39)	11.17	4.12	295,071	0.77		4.55		—
01/31/09	11.17	0.19	(0.11)	0.08	(0.32)	—	(0.32)	10.93	0.70	403,799	0.74		1.73		—
07/31/09@	10.93	(0.01)	0.00	(0.01)	—	—	—	10.92	(0.09)	324,457	0.77	†	(0.23	)†	—

Corporate Bond Portfolio — Class 1
01/31/05	11.92	0.65	0.07	0.72	(0.62)	—	(0.62)	12.02	6.18	279,090	0.63		5.46		33	(1)
01/31/06	12.02	0.62	(0.44)	0.18	(0.55)	—	(0.55)	11.65	1.60	280,564	0.62		5.23		44
01/31/07	11.65	0.65	0.02	0.67	(0.53)	—	(0.53)	11.79	5.82	285,098	0.60		5.53		41
01/31/08	11.79	0.65	0.10	0.75	(0.48)	—	(0.48)	12.06	6.46	289,694	0.59		5.42		29
01/31/09	12.06	0.74	(1.56)	(0.82)	(0.52)	—	(0.52)	10.72	(6.55)	222,114	0.59		6.41		59
07/31/09@	10.72	0.44	1.50	1.94	—	—	—	12.66	18.10	252,292	0.60	†	7.80	†	18

Corporate Bond Portfolio — Class 2
01/31/05	11.91	0.63	0.07	0.70	(0.61)	—	(0.61)	12.00	5.95	63,706	0.78		5.30		33	(1)
01/31/06	12.00	0.60	(0.42)	0.18	(0.54)	—	(0.54)	11.64	1.54	61,250	0.77		5.08		44
01/31/07	11.64	0.63	0.01	0.64	(0.51)	—	(0.51)	11.77	5.58	58,163	0.75		5.38		41
01/31/08	11.77	0.63	0.10	0.73	(0.46)	—	(0.46)	12.04	6.32	58,002	0.74		5.27		29
01/31/09	12.04	0.72	(1.56)	(0.84)	(0.50)	—	(0.50)	10.70	(6.72)	43,905	0.74		6.25		59
07/31/09@	10.70	0.43	1.51	1.94	—	—	—	12.64	18.13	50,374	0.75	†	7.65	†	18

Corporate Bond Portfolio — Class 3
01/31/05	11.89	0.59	0.11	0.70	(0.60)	—	(0.60)	11.99	5.96	92,720	0.89		5.13		33	(1)
01/31/06	11.99	0.58	(0.43)	0.15	(0.52)	—	(0.52)	11.62	1.35	142,751	0.87		4.96		44
01/31/07	11.62	0.60	0.03	0.63	(0.50)	—	(0.50)	11.75	5.49	267,266	0.85		5.25		41
01/31/08	11.75	0.60	0.12	0.72	(0.45)	—	(0.45)	12.02	6.23	497,661	0.84		5.16		29
01/31/09	12.02	0.71	(1.56)	(0.85)	(0.49)	—	(0.49)	10.68	(6.83)	518,641	0.84		6.23		59
07/31/09@	10.68	0.42	1.51	1.93	—	—	—	12.61	18.07	604,127	0.85	†	7.54	†	18

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005

Corporate Bond	32%

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income to
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets		net assets		turnover

Global Bond Portfolio — Class 1
01/31/05	$11.38	$0.32	$0.18	$0.50	$—	$(0.14)	$(0.14)	$11.74	4.38%	$102,785	0.83%		2.79%		86%
01/31/06	11.74	0.28	0.06	0.34	(0.38)	(0.06)	(0.44)	11.64	2.98	97,472	0.83		2.40		164
01/31/07	11.64	0.30	0.04	0.34	(1.11)	(0.23)	(1.34)	10.64	3.08	85,764	0.82		2.57		44
01/31/08	10.64	0.49	1.32	1.81	(0.06)	(0.05)	(0.11)	12.34	17.15	113,115	0.82	(1)	4.44	(1)	55
01/31/09	12.34	0.31	(0.56)	(0.25)	(0.39)	(0.07)	(0.46)	11.63	(1.77)	93,219	0.77		2.59		89
07/31/09@	11.63	0.17	0.72	0.89	—	—	—	12.52	7.65	87,747	0.74	†	2.81	†	41

Global Bond Portfolio — Class 2
01/31/05	11.35	0.30	0.18	0.48	—	(0.14)	(0.14)	11.69	4.22	16,528	0.98		2.63		86
01/31/06	11.69	0.26	0.06	0.32	(0.37)	(0.06)	(0.43)	11.58	2.76	18,586	0.98		2.25		164
01/31/07	11.58	0.27	0.05	0.32	(1.09)	(0.23)	(1.32)	10.58	2.92	18,246	0.97		2.41		44
01/31/08	10.58	0.48	1.32	1.80	(0.05)	(0.05)	(0.10)	12.28	17.07	22,151	0.97	(1)	4.29	(1)	55
01/31/09	12.28	0.30	(0.57)	(0.27)	(0.38)	(0.07)	(0.45)	11.56	(2.01)	19,305	0.92		2.44		89
07/31/09@	11.56	0.16	0.72	0.88	—	—	—	12.44	7.61	17,576	0.89	†	2.66	†	41

Global Bond Portfolio — Class 3
01/31/05	11.34	0.28	0.18	0.46	—	(0.14)	(0.14)	11.66	4.04	17,720	1.09		2.51		86
01/31/06	11.66	0.25	0.06	0.31	(0.35)	(0.06)	(0.41)	11.56	2.75	29,074	1.08		2.15		164
01/31/07	11.56	0.25	0.05	0.30	(1.08)	(0.23)	(1.31)	10.55	2.74	50,196	1.07		2.30		44
01/31/08	10.55	0.45	1.34	1.79	(0.04)	(0.05)	(0.09)	12.25	17.01	112,182	1.07	(1)	4.18	(1)	55
01/31/09	12.25	0.28	(0.57)	(0.29)	(0.36)	(0.07)	(0.43)	11.53	(2.10)	134,028	1.02		2.34		89
07/31/09@	11.53	0.15	0.72	0.87	—	—	—	12.40	7.55	141,671	0.99	†	2.57	†	41

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	The ratio is gross of custody credits of 0.01%.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

High-Yield Bond Portfolio — Class 1
01/31/05	$7.00	$0.61	$0.35	$0.96	$(0.66)	$—	$(0.66)	$7.30	14.59%	$269,008	0.72%		8.66%		88	%(2)
01/31/06	7.30	0.57	0.16	0.73	(0.77)	—	(0.77)	7.26	10.65	242,766	0.74	(1)	7.75	(1)	71
01/31/07	7.26	0.54	0.34	0.88	(0.60)	—	(0.60)	7.54	12.41	231,605	0.69		7.22		60
01/31/08	7.54	0.59	(0.76)	(0.17)	(0.57)	—	(0.57)	6.80	(2.63)	156,636	0.74		7.78		78
01/31/09	6.80	0.63	(2.42)	(1.79)	(0.72)	—	(0.72)	4.29	(27.54)	96,492	0.75		10.37		66
07/31/09@	4.29	0.27	0.71	0.98	—	—	—	5.27	22.84	117,376	0.76	†	12.07	†	54
High-Yield Bond Portfolio — Class 2
01/31/05	6.99	0.59	0.35	0.94	(0.65)	—	(0.65)	7.28	14.29	44,426	0.87		8.49		88	(2)
01/31/06	7.28	0.56	0.17	0.73	(0.76)	—	(0.76)	7.25	10.65	41,544	0.89	(1)	7.59	(1)	71
01/31/07	7.25	0.53	0.34	0.87	(0.59)	—	(0.59)	7.53	12.28	43,015	0.84		7.07		60
01/31/08	7.53	0.57	(0.75)	(0.18)	(0.56)	—	(0.56)	6.79	(2.78)	30,617	0.89		7.55		78
01/31/09	6.79	0.62	(2.42)	(1.80)	(0.71)	—	(0.71)	4.28	(27.75)	18,835	0.91		10.22		66
07/31/09@	4.28	0.27	0.71	0.98	—	—	—	5.26	22.90	25,115	0.91	†	11.84	†	54
High-Yield Bond Portfolio — Class 3
01/31/05	6.98	0.57	0.37	0.94	(0.64)	—	(0.64)	7.28	14.36	42,599	0.97		8.31		88	(2)
01/31/06	7.28	0.54	0.17	0.71	(0.75)	—	(0.75)	7.24	10.41	54,144	0.99	(1)	7.48	(1)	71
01/31/07	7.24	0.51	0.35	0.86	(0.58)	—	(0.58)	7.52	12.19	92,275	0.93		6.95		60
01/31/08	7.52	0.54	(0.73)	(0.19)	(0.55)	—	(0.55)	6.78	(2.87)	100,290	0.99		7.44		78
01/31/09	6.78	0.60	(2.40)	(1.80)	(0.70)	—	(0.70)	4.28	(27.71)	89,967	1.01		10.29		66
07/31/09@	4.28	0.26	0.71	0.97	—	—	—	5.25	22.66	124,723	1.01	†	11.74	†	54
Total Return Bond Portfolio — Class 1
01/31/05	7.54	0.56	0.07	0.63	(0.49)	—	(0.49)	7.68	8.64	86,357	1.13		7.37		90	(2)
01/31/06	7.68	0.52	0.10	0.62	(0.63)	—	(0.63)	7.67	8.49	80,462	0.97		6.69		48
01/31/07	7.67	0.48	0.13	0.61	(0.60)	—	(0.60)	7.68	8.27	74,677	0.97		6.26		42
01/31/08	7.68	0.52	(0.07)	0.45	(0.52)	—	(0.52)	7.61	5.90	66,587	0.97		6.66		33
01/31/09	7.61	0.31	0.07	0.38	(0.27)	—	(0.27)	7.72	5.31	78,982	0.81		4.14		348
07/31/09@	7.72	0.17	0.42	0.59	—	—	—	8.31	7.64	100,212	0.70	†	4.37	†	60
Total Return Bond Portfolio — Class 2
01/31/05	7.52	0.54	0.07	0.61	(0.48)	—	(0.48)	7.65	8.38	8,064	1.28		7.22		90	(2)
01/31/06	7.65	0.50	0.11	0.61	(0.62)	—	(0.62)	7.64	8.36	8,336	1.12		6.52		48
01/31/07	7.64	0.47	0.13	0.60	(0.59)	—	(0.59)	7.65	8.14	7,918	1.12		6.11		42
01/31/08	7.65	0.51	(0.07)	0.44	(0.51)	—	(0.51)	7.58	5.77	7,507	1.12		6.51		33
01/31/09	7.58	0.29	0.08	0.37	(0.26)	—	(0.26)	7.69	5.16	13,389	0.96		3.89		348
07/31/09@	7.69	0.16	0.42	0.58	—	—	—	8.27	7.54	21,062	0.84	†	4.23	†	60
Total Return Bond Portfolio — Class 3
01/31/05	7.50	0.50	0.11	0.61	(0.47)	—	(0.47)	7.64	8.43	1,123	1.38		7.06		90	(2)
01/31/06	7.64	0.48	0.12	0.60	(0.61)	—	(0.61)	7.63	8.26	1,622	1.22		6.36		48
01/31/07	7.63	0.45	0.14	0.59	(0.58)	—	(0.58)	7.64	8.05	3,162	1.22		6.02		42
01/31/08	7.64	0.49	(0.07)	0.42	(0.50)	—	(0.50)	7.56	5.55	7,617	1.22		6.50		33
01/31/09	7.56	0.23	0.13	0.36	(0.25)	—	(0.25)	7.67	5.07	134,355	1.03		3.31		348
07/31/09@	7.67	0.16	0.42	0.58	—	—	—	8.25	7.56	202,614	0.95	†	4.12	†	60

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	Gross of custody credits of 0.01%.

(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005

High-Yield Bond	88%
Total Return Bond	90

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000’s)	net assets		net assets		turnover

Balanced Portfolio — Class 1
01/31/05	$13.43	$0.28	$0.32	$0.60	$(0.21)	$—	$(0.21)	$13.82	4.52%		$275,323	0.72	%(1)	2.03	%(1)	192	%(2)
01/31/06	13.82	0.31	0.30	0.61	(0.35)	—	(0.35)	14.08	4.55	(3)	224,250	0.73	(1)	2.16	(1)	227
01/31/07	14.08	0.36	1.10	1.46	(0.41)	—	(0.41)	15.13	10.46		191,204	0.74		2.50		141
01/31/08	15.13	0.38	(0.26)	0.12	(0.46)	—	(0.46)	14.79	0.61	(5)	152,768	0.78	(1)	2.45	(1)	74
01/31/09	14.79	0.34	(4.20)	(3.86)	(0.48)	—	(0.48)	10.45	(26.36)		86,808	0.80	(1)	2.52	(1)	91
07/31/09@	10.45	0.13	1.67	1.80	—	—	—	12.25	17.22		91,750	0.84	(1)†	2.36	(1)†	57

Balanced Portfolio — Class 2
01/31/05	13.42	0.26	0.31	0.57	(0.19)	—	(0.19)	13.80	4.30		26,777	0.87	(1)	1.89	(1)	192	(2)
01/31/06	13.80	0.28	0.31	0.59	(0.33)	—	(0.33)	14.06	4.40	(3)	23,725	0.88	(1)	2.01	(1)	227
01/31/07	14.06	0.34	1.10	1.44	(0.39)	—	(0.39)	15.11	10.32		21,819	0.89		2.35		141
01/31/08	15.11	0.36	(0.26)	0.10	(0.44)	—	(0.44)	14.77	0.47	(5)	18,865	0.93	(1)	2.30	(1)	74
01/31/09	14.77	0.32	(4.19)	(3.87)	(0.46)	—	(0.46)	10.44	(26.48)		10,879	0.95	(1)	2.38	(1)	91
07/31/09@	10.44	0.12	1.67	1.79	—	—	—	12.23	17.15		11,216	0.99	(1)†	2.21	(1)†	57

Balanced Portfolio — Class 3
01/31/05	13.40	0.25	0.31	0.56	(0.18)	—	(0.18)	13.78	4.21		12,460	0.98	(1)	1.86	(1)	192	(2)
01/31/06	13.78	0.27	0.31	0.58	(0.32)	—	(0.32)	14.04	4.31	(3)	12,943	0.98	(1)	1.90	(1)	227
01/31/07	14.04	0.32	1.10	1.42	(0.37)	—	(0.37)	15.09	10.23		16,970	0.99		2.25		141
01/31/08	15.09	0.34	(0.26)	0.08	(0.42)	—	(0.42)	14.75	0.38	(5)	19,232	1.03	(1)	2.19	(1)	74
01/31/09	14.75	0.30	(4.18)	(3.88)	(0.44)	—	(0.44)	10.43	(26.54)		14,287	1.06	(1)	2.28	(1)	91
07/31/09@	10.43	0.11	1.68	1.79	—	—	—	12.22	17.16		16,744	1.09	(1)†	2.09	(1)†	57

MFS Total Return Portfolio — Class 1
01/31/05	16.21	0.41	0.97	1.38	(0.03)	—	(0.03)	17.56	8.53		660,464	0.74	(1)	2.42	(1)	64	(2)
01/31/06	17.56	0.44	0.50	0.94	(0.39)	(0.85)	(1.24)	17.26	5.74		674,833	0.71	(1)	2.48	(1)	44
01/31/07	17.26	0.50	1.47	1.97	(0.43)	(0.61)	(1.04)	18.19	11.76		660,292	0.71	(1)	2.83	(1)	51
01/31/08	18.19	0.49	(0.35)	0.14	(0.49)	(0.87)	(1.36)	16.97	0.43	(4)	569,694	0.71	(1)	2.65	(1)	58
01/31/09	16.97	0.45	(4.46)	(4.01)	(0.52)	(1.09)	(1.61)	11.35	(24.37)		337,869	0.72	(1)	2.95	(1)	56
07/31/09@	11.35	0.20	1.55	1.75	—	—	—	13.10	15.42		352,379	0.72	(1)†	3.37	(1)†	23

MFS Total Return Portfolio — Class 2
01/31/05	16.21	0.38	0.98	1.36	(0.03)	—	(0.03)	17.54	8.40		146,906	0.89	(1)	2.27	(1)	64	(2)
01/31/06	17.54	0.41	0.51	0.92	(0.37)	(0.85)	(1.22)	17.24	5.59		140,809	0.86	(1)	2.33	(1)	44
01/31/07	17.24	0.47	1.48	1.95	(0.41)	(0.61)	(1.02)	18.17	11.61		134,921	0.86	(1)	2.68	(1)	51
01/31/08	18.17	0.46	(0.35)	0.11	(0.47)	(0.87)	(1.34)	16.94	0.23	(4)	113,207	0.86	(1)	2.50	(1)	58
01/31/09	16.94	0.43	(4.45)	(4.02)	(0.49)	(1.09)	(1.58)	11.34	(24.45)		62,628	0.87	(1)	2.80	(1)	56
07/31/09@	11.34	0.19	1.54	1.73	—	—	—	13.07	15.26		63,778	0.87	(1)†	3.22	(1)†	23

MFS Total Return Portfolio — Class 3
01/31/05	16.21	0.36	0.98	1.34	(0.03)	—	(0.03)	17.52	8.27		141,874	0.99	(1)	2.19	(1)	64	(2)
01/31/06	17.52	0.38	0.52	0.90	(0.35)	(0.85)	(1.20)	17.22	5.50		205,505	0.96	(1)	2.22	(1)	44
01/31/07	17.22	0.44	1.48	1.92	(0.39)	(0.61)	(1.00)	18.14	11.46		332,382	0.96	(1)	2.58	(1)	51
01/31/08	18.14	0.43	(0.34)	0.09	(0.45)	(0.87)	(1.32)	16.91	0.12	(4)	434,923	0.96	(1)	2.38	(1)	58
01/31/09	16.91	0.40	(4.42)	(4.02)	(0.48)	(1.09)	(1.57)	11.32	(24.54)		312,173	0.97	(1)	2.71	(1)	56
07/31/09@	11.32	0.18	1.55	1.73	—	—	—	13.05	15.28		347,756	0.97	(1)†	3.10	(1)†	23

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09	7/09†@
Balanced Class 1	0.00%	0.02%	—%	0.01%	0.01%	0.01%
Balanced Class 2	0.00	0.02	—	0.01	0.01	0.01
Balanced Class 3	0.00	0.02	—	0.01	0.01	0.01
MFS Total Return Class 1	0.02	0.01	0.01	0.01	0.01	0.01
MFS Total Return Class 2	0.02	0.01	0.01	0.01	0.01	0.01
MFS Total Return Class 3	0.02	0.01	0.01	0.00	0.01	0.01

(2)	Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Balanced	192%
MFS Total Return	60

(3)	The Portfolio’s total return was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.
(4)	The Portfolio’s total return was increased by less than 0.01% from payment by an affiliate.
(5)	The Portfolio’s total return was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Telecom Utility Portfolio — Class 1
01/31/05	$7.97	$0.34	$0.75	$1.09	$(0.41)	$—	$(0.41)	$8.65	14.11%	$50,866	0.97	%(2)	4.10	%(2)	29%
01/31/06	8.65	0.32	0.60	0.92	(0.39)	—	(0.39)	9.18	10.90	43,498	0.91	(2)(3)	3.54	(2)(3)	6
01/31/07	9.18	0.35	1.78	2.13	(0.37)	—	(0.37)	10.94	23.49	50,319	0.90	(2)	3.50	(2)	73
01/31/08	10.94	0.30	0.97	1.27	(0.38)	—	(0.38)	11.83	11.38	46,594	1.02	(2)	2.44	(2)	171
01/31/09	11.83	0.27	(4.25)	(3.98)	(0.28)	—	(0.28)	7.57	(33.75)	22,918	1.03	(2)	2.54	(2)	69
07/31/09@	7.57	0.28	1.11	1.39	—	—	—	8.96	18.36	23,743	1.05	(2)†	7.20	(2)†	37

Telecom Utility Portfolio — Class 2
01/31/05	7.96	0.32	0.76	1.08	(0.40)	—	(0.40)	8.64	13.97	4,427	1.12	(2)	3.94	(2)	29
01/31/06	8.64	0.31	0.60	0.91	(0.38)	—	(0.38)	9.17	10.76	4,739	1.06	(2)(3)	3.37	(2)(3)	6
01/31/07	9.17	0.32	1.79	2.11	(0.35)	—	(0.35)	10.93	23.36	6,635	1.05	(2)	3.30	(2)	73
01/31/08	10.93	0.27	0.97	1.24	(0.36)	—	(0.36)	11.81	11.17	6,263	1.18	(2)	2.24	(2)	171
01/31/09	11.81	0.25	(4.24)	(3.99)	(0.26)	—	(0.26)	7.56	(33.88)	3,556	1.18	(2)	2.39	(2)	69
07/31/09@	7.56	0.27	1.11	1.38	—	—	—	8.94	18.25	3,650	1.20	(2)†	7.05	(2)†	37

Telecom Utility Portfolio — Class 3
01/31/05	7.95	0.33	0.74	1.07	(0.39)	—	(0.39)	8.63	13.89	142	1.22	(2)	4.07	(2)	29
01/31/06	8.63	0.29	0.61	0.90	(0.37)	—	(0.37)	9.16	10.67	278	1.15	(2)(3)	3.24	(2)	6
01/31/07	9.16	0.26	1.83	2.09	(0.34)	—	(0.34)	10.91	23.17	1,510	1.15	(2)	2.80	(2)	73
01/31/08	10.91	0.19	1.04	1.23	(0.35)	—	(0.35)	11.79	11.12	7,659	1.35	(2)	1.65	(2)	171
01/31/09	11.79	0.24	(4.23)	(3.99)	(0.25)	—	(0.25)	7.55	(33.94)	7,674	1.29	(2)	2.40	(2)	69
07/31/09@	7.55	0.26	1.12	1.38	—	—	—	8.93	18.28	9,118	1.29	(2)†	6.72	(2)†	37

Equity Index Portfolio — Class 1
01/31/05	9.62	0.14	0.40	0.54	(0.11)	—	(0.11)	10.05	5.65	46,789	0.55	(1)	1.42	(1)	4
01/31/06	10.05	0.14	0.84	0.98	(0.17)	—	(0.17)	10.86	9.86	41,634	0.55	(1)(3)	1.30	(1)(3)	2
01/31/07	10.86	0.16	1.34	1.50	(0.18)	—	(0.18)	12.18	13.89	37,909	0.55	(1)	1.38	(1)	2
01/31/08	12.18	0.18	(0.49)	(0.31)	(0.20)	—	(0.20)	11.67	(2.76)	30,261	0.55	(1)	1.44	(1)	2
01/31/09	11.67	0.18	(4.66)	(4.48)	(0.22)	—	(0.22)	6.97	(38.73)	15,907	0.55	(1)	1.74	(1)	4
07/31/09@	6.97	0.07	1.38	1.45	—	—	—	8.42	20.80	17,657	0.55	%(1)†	2.03	%(1)†	2

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/05	1/06(3)	1/07	1/08	1/09	7/09†@	1/05	1/06(3)	1/07	1/08	1/09	7/09†@

Equity Index Class 1	0.63%	0.63%	0.67%	0.70%	0.81%	0.83%	1.34%	1.24%	1.28%	1.29%	1.48%	1.75%

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09	7/09†@

Telecom Utility Class 1	0.01%	0.03%	0.04%	0.02%	0.01%	0.01%
Telecom Utility Class 2	0.01	0.03	0.04	0.02	0.01	0.01
Telecom Utility Class 3	0.01	0.03	0.04	0.02	0.01	0.01

(3)	Net of custody credits of 0.01%

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Growth-Income Portfolio — Class 1
01/31/05	$22.25	$0.10	$1.06	$1.16	$(0.16)	$—	$(0.16)	$23.25	5.25%	$831,173	0.64	%(1)	0.43	%(1)	44%
01/31/06	23.25	0.14	3.11	3.25	(0.14)	—	(0.14)	26.36	14.05	715,382	0.61	(1)	0.58	(1)	36
01/31/07	26.36	0.20	1.42	1.62	(0.20)	—	(0.20)	27.78	6.17	567,436	0.63	(1)	0.76	(1)	44
01/31/08	27.78	0.19	(0.56)	(0.37)	(0.28)	—	(0.28)	27.13	(1.46)	418,964	0.64	(1)	0.69	(1)	34
01/31/09	27.13	0.20	(10.64)	(10.44)	(0.27)	(3.04)	(3.31)	13.38	(40.37)	190,022	0.68	(1)	0.90	(1)	70
07/31/09@	13.38	0.07	2.71	2.78	—	—	—	16.16	20.78	203,418	0.71	(1)†	1.04	(1)†	23

Growth-Income Portfolio — Class 2
01/31/05	22.22	0.07	1.06	1.13	(0.13)	—	(0.13)	23.22	5.12	44,957	0.79	(1)	0.28	(1)	44
01/31/06	23.22	0.11	3.10	3.21	(0.10)	—	(0.10)	26.33	13.90	42,623	0.76	(1)	0.43	(1)	36
01/31/07	26.33	0.16	1.41	1.57	(0.16)	—	(0.16)	27.74	6.00	37,815	0.78	(1)	0.61	(1)	44
01/31/08	27.74	0.15	(0.57)	(0.42)	(0.24)	—	(0.24)	27.08	(1.63)	29,346	0.79	(1)	0.54	(1)	34
01/31/09	27.08	0.17	(10.61)	(10.44)	(0.23)	(3.04)	(3.27)	13.37	(40.43)	12,742	0.83	(1)	0.74	(1)	70
07/31/09@	13.37	0.06	2.70	2.76	—	—	—	16.13	20.64	12,974	0.86	(1)†	0.90	(1)†	23

Growth-Income Portfolio — Class 3
01/31/05	22.20	0.04	1.06	1.10	(0.11)	—	(0.11)	23.19	4.99	18,873	0.89	(1)	0.15	(1)	44
01/31/06	23.19	0.08	3.10	3.18	(0.08)	—	(0.08)	26.29	13.77	21,564	0.86	(1)	0.32	(1)	36
01/31/07	26.29	0.13	1.42	1.55	(0.14)	—	(0.14)	27.70	5.91	23,143	0.88	(1)	0.50	(1)	44
01/31/08	27.70	0.14	(0.59)	(0.45)	(0.21)	—	(0.21)	27.04	(1.71)	29,996	0.89	(1)	0.44	(1)	34
01/31/09	27.04	0.14	(10.59)	(10.45)	(0.19)	(3.04)	(3.23)	13.36	(40.49)	15,633	0.93	(1)	0.64	(1)	70
07/31/09@	13.36	0.06	2.69	2.75	—	—	—	16.11	20.58	17,734	0.96	(1)†	0.78	(1)†	23

Equity Opportunities Portfolio — Class 1
01/31/05	15.24	0.23	0.82	1.05	(0.23)	—	(0.23)	16.06	6.95 (2)	203,016	0.80	(1)	1.47	(1)	54
01/31/06	16.06	0.25	1.09	1.34	(0.26)	—	(0.26)	17.14	8.50	176,962	0.76	(1)	1.46	(1)	55
01/31/07	17.14	0.28	2.35	2.63	(0.30)	(0.21)	(0.51)	19.26	15.51	157,526	0.76	(1)	1.54	(1)	59
01/31/08	19.26	0.19	(1.25)	(1.06)	(0.35)	(1.96)	(2.31)	15.89	(7.05)	110,739	0.88	(1)	1.00	(1)	170
01/31/09	15.89	0.11	(5.97)	(5.86)	(0.23)	(2.82)	(3.05)	6.98	(40.05)	50,402	1.00		0.88		142
07/31/09@	6.98	0.03	2.01	2.04	—	—	—	9.02	29.23	57,884	1.14	†	0.85	†	103

Equity Opportunities Portfolio — Class 2
01/31/05	15.22	0.21	0.82	1.03	(0.21)	—	(0.21)	16.04	6.83 (2)	23,450	0.95	(1)	1.32	(1)	54
01/31/06	16.04	0.22	1.09	1.31	(0.24)	—	(0.24)	17.11	8.29	21,346	0.91	(1)	1.31	(1)	55
01/31/07	17.11	0.25	2.34	2.59	(0.27)	(0.21)	(0.48)	19.22	15.32	20,617	0.91	(1)	1.39	(1)	59
01/31/08	19.22	0.16	(1.25)	(1.09)	(0.32)	(1.96)	(2.28)	15.85	(7.20)	15,375	1.04	(1)	0.85	(1)	170
01/31/09	15.85	0.09	(5.95)	(5.86)	(0.20)	(2.82)	(3.02)	6.97	(40.11)	7,397	1.15		0.73		142
07/31/09@	6.97	0.03	2.00	2.03	—	—	—	9.00	29.12	8,364	1.29	†	0.71	†	103

Equity Opportunities Portfolio — Class 3
01/31/05	15.20	0.19	0.82	1.01	(0.19)	—	(0.19)	16.02	6.75 (2)	33,299	1.06	(1)	1.21	(1)	54
01/31/06	16.02	0.20	1.10	1.30	(0.23)	—	(0.23)	17.09	8.20	49,769	1.01	(1)	1.19	(1)	55
01/31/07	17.09	0.23	2.33	2.56	(0.25)	(0.21)	(0.46)	19.19	15.18	63,591	1.01	(1)	1.28	(1)	59
01/31/08	19.19	0.13	(1.23)	(1.10)	(0.30)	(1.96)	(2.26)	15.83	(7.23)	57,467	1.14	(1)	0.73	(1)	170
01/31/09	15.83	0.08	(5.96)	(5.88)	(0.18)	(2.82)	(3.00)	6.95	(40.28)	29,036	1.25		0.62		142
07/31/09@	6.95	0.02	2.01	2.03	—	—	—	8.98	29.21	33,765	1.39	†	0.60	†	103

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09	7/09†@

Growth-Income Class 1	0.03%	0.01%	0.01%	0.00%	0.01%	0.00%
Growth-Income Class 2	0.03	0.01	0.01	0.01	0.01	0.00
Growth-Income Class 3	0.03	0.01	0.01	0.01	0.01	0.00
Equity Opportunities Class 1	0.04	0.05	0.04	0.03	—	—
Equity Opportunities Class 2	0.04	0.05	0.04	0.02	—	—
Equity Opportunities Class 3	0.05	0.04	0.04	0.02	—	—

(2)	The Portfolio’s performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses		income
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	net assets		net assets		turnover

Davis Venture Value Portfolio — Class 1
01/31/05	$23.72	$0.24	$2.20	$2.44	$(0.22)	$—	$(0.22)	$25.94	10.35%		$1,913,355	0.79	%(1)	1.03	%(1)	9%
01/31/06	25.94	0.28	3.25	3.53	(0.28)	—	(0.28)	29.19	13.71		1,819,150	0.76	(1)	1.03	(1)	14
01/31/07	29.19	0.28	4.06	4.34	(0.31)	—	(0.31)	33.22	14.96	(2)	1,720,746	0.76	(1)	0.91	(1)	16
01/31/08	33.22	0.41	(0.51)	(0.10)	(0.31)	(1.54)	(1.85)	31.27	(0.80)		1,348,011	0.77	(1)	1.21	(1)	14
01/31/09	31.27	0.29	(12.30)	(12.01)	(0.48)	(4.11)	(4.59)	14.67	(41.35	)(3)	606,016	0.78	(1)	1.12	(1)	16
07/31/09@	14.67	0.08	3.92	4.00	—	—	—	18.67	27.27		684,154	0.77	(1)†	1.14	(1)†	9

Davis Venture Value Portfolio — Class 2
01/31/05	23.69	0.22	2.18	2.40	(0.19)	—	(0.19)	25.90	10.18		214,007	0.94	(1)	0.87	(1)	9
01/31/06	25.90	0.24	3.25	3.49	(0.24)	—	(0.24)	29.15	13.57		224,338	0.91	(1)	0.87	(1)	14
01/31/07	29.15	0.23	4.05	4.28	(0.27)	—	(0.27)	33.16	14.76	(2)	227,584	0.91	(1)	0.75	(1)	16
01/31/08	33.16	0.36	(0.52)	(0.16)	(0.26)	(1.54)	(1.80)	31.20	(0.96)		187,528	0.92	(1)	1.06	(1)	14
01/31/09	31.20	0.25	(12.26)	(12.01)	(0.43)	(4.11)	(4.54)	14.65	(41.42	)(3)	85,946	0.93	(1)	0.97	(1)	16
07/31/09@	14.65	0.07	3.91	3.98	—	—	—	18.63	27.17		96,734	0.92	(1)†	0.99	(1)†	9

Davis Venture Value Portfolio — Class 3
01/31/05	23.66	0.22	2.15	2.37	(0.17)	—	(0.17)	25.86	10.06		232,729	1.04	(1)	0.74	(1)	9
01/31/06	25.86	0.20	3.27	3.47	(0.22)	—	(0.22)	29.11	13.49		370,408	1.01	(1)	0.73	(1)	14
01/31/07	29.11	0.19	4.05	4.24	(0.24)	—	(0.24)	33.11	14.65	(2)	630,658	1.01	(1)	0.62	(1)	16
01/31/08	33.11	0.31	(0.51)	(0.20)	(0.23)	(1.54)	(1.77)	31.14	(1.07)		734,025	1.02	(1)	0.93	(1)	14
01/31/09	31.14	0.22	(12.24)	(12.02)	(0.39)	(4.11)	(4.50)	14.62	(41.49	)(3)	435,006	1.03	(1)	0.88	(1)	16
07/31/09@	14.62	0.08	3.89	3.97	—	—	—	18.59	27.15		532,782	1.02	(1)†	0.88	(1)†	9

“Dogs” of Wall Street Portfolio — Class 1
01/31/05	10.06	0.21	0.35	0.56	(0.25)	—	(0.25)	10.37	5.67		92,258	0.71		2.05		30
01/31/06	10.37	0.24	0.04	0.28	(0.26)	(0.02)	(0.28)	10.37	2.91		68,668	0.70	(1)	2.26	(1)	26
01/31/07	10.37	0.25	1.85	2.10	(0.28)	(0.19)	(0.47)	12.00	20.57		67,972	0.71	(1)	2.22	(1)	45
01/31/08	12.00	0.25	(0.55)	(0.30)	(0.31)	(0.72)	(1.03)	10.67	(2.89)		45,384	0.73	(1)	2.24	(1)	61
01/31/09	10.67	0.29	(3.81)	(3.52)	(0.33)	(1.71)	(2.04)	5.11	(37.13)		21,919	0.75	(1)	3.31	(1)	74
07/31/09@	5.11	0.11	1.03	1.14	—	—	—	6.25	22.31		23,628	0.79	†	3.95	†	48

“Dogs” of Wall Street Portfolio — Class 2
01/31/05	10.05	0.19	0.35	0.54	(0.23)	—	(0.23)	10.36	5.54		22,040	0.86		1.91		30
01/31/06	10.36	0.22	0.04	0.26	(0.24)	(0.02)	(0.26)	10.36	2.75		19,414	0.85	(1)	2.10	(1)	26
01/31/07	10.36	0.23	1.85	2.08	(0.27)	(0.19)	(0.46)	11.98	20.33		19,902	0.86	(1)	2.07	(1)	45
01/31/08	11.98	0.24	(0.55)	(0.31)	(0.29)	(0.72)	(1.01)	10.66	(2.94)		14,126	0.88	(1)	2.09	(1)	61
01/31/09	10.66	0.27	(3.80)	(3.53)	(0.31)	(1.71)	(2.02)	5.11	(37.20)		6,790	0.90	(1)	3.17	(1)	74
07/31/09@	5.11	0.10	1.02	1.12	—	—	—	6.23	21.92		7,577	0.94	†	3.78	†	48

“Dogs” of Wall Street Portfolio — Class 3
01/31/05	10.04	0.18	0.34	0.52	(0.22)	—	(0.22)	10.34	5.34		12,628	0.96		1.81		30
01/31/06	10.34	0.21	0.05	0.26	(0.23)	(0.02)	(0.25)	10.35	2.75		12,873	0.95	(1)	2.01	(1)	26
01/31/07	10.35	0.21	1.85	2.06	(0.26)	(0.19)	(0.45)	11.96	20.15		20,403	0.96	(1)	1.93	(1)	45
01/31/08	11.96	0.22	(0.54)	(0.32)	(0.28)	(0.72)	(1.00)	10.64	(3.04)		19,060	0.99	(1)	1.99	(1)	61
01/31/09	10.64	0.26	(3.79)	(3.53)	(0.30)	(1.71)	(2.01)	5.10	(37.27)		10,859	1.00	(1)	3.08	(1)	74
07/31/09@	5.10	0.10	1.02	1.12	—	—	—	6.22	21.96		12,933	1.04	†	3.66	†	48

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09	7/09†@

Davis Venture Value Class 1	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%
Davis Venture Value Class 2	0.00	0.01	0.00	0.00	0.00	0.00
Davis Venture Value Class 3	0.01	0.00	0.00	0.00	0.00	0.00
“Dogs” of Wall Street Class 1	—	0.00	0.02	0.01	0.00	—
“Dogs” of Wall Street Class 2	—	0.00	0.02	0.01	0.00	—
“Dogs” of Wall Street Class 3	—	0.00	0.02	0.01	0.00	—

(2)	The Portfolio’s performance figure was increased by 0.07% from gains on the disposal of investments in violation of investment restrictions.
(3)	The Portfolio’s performance figure was increased by 0.04% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(1)		net assets(1)	turnover

Alliance Growth Portfolio — Class 1
01/31/05	$17.84	$0.06	$0.24	$0.30	$(0.06)	$—	$(0.06)	$18.08	1.68%	$873,722	0.70%		0.31%	82%
01/31/06	18.08	0.02	5.07	5.09	(0.08)	—	(0.08)	23.09	28.23	878,869	0.66		0.10	66
01/31/07	23.09	0.01	(0.59)	(0.58)	(0.03)	—	(0.03)	22.48	(2.52)	640,828	0.66		0.07	91
01/31/08	22.48	0.04	(0.04)	0.00	(0.01)	—	(0.01)	22.47	(0.00)	470,282	0.66		0.15	110
01/31/09	22.47	0.09	(8.31)	(8.22)	(0.03)	—	(0.03)	14.22	(36.59)	227,852	0.68		0.43	98
07/31/09@	14.22	0.23	3.95	4.19	—	—	—	18.41	29.47	263,141	0.67	†	2.97 †	55

Alliance Growth Portfolio — Class 2
01/31/05	17.82	0.04	0.23	0.27	(0.03)	—	(0.03)	18.06	1.54	70,604	0.85		0.17	82
01/31/06	18.06	(0.01)	5.06	5.05	(0.05)	—	(0.05)	23.06	28.03	82,966	0.81		(0.06)	66
01/31/07	23.06	(0.02)	(0.60)	(0.62)	—	—	—	22.44	(2.69)	69,079	0.82		(0.08)	91
01/31/08	22.44	(0.00)	(0.03)	(0.03)	—	—	—	22.41	(0.13)	54,957	0.81		(0.00)	110
01/31/09	22.41	0.06	(8.29)	(8.23)	—	—	—	14.18	(36.72)	28,856	0.83		0.28	98
07/31/09@	14.18	0.22	3.95	4.17	—	—	—	18.35	29.41	32,458	0.82	†	2.84 †	55

Alliance Growth Portfolio — Class 3
01/31/05	17.80	0.03	0.22	0.25	(0.02)	—	(0.02)	18.03	1.40	71,682	0.95		0.12	82
01/31/06	18.03	(0.03)	5.07	5.04	(0.04)	—	(0.04)	23.03	27.96	123,871	0.91		(0.17)	66
01/31/07	23.03	(0.04)	(0.60)	(0.64)	—	—	—	22.39	(2.78)	221,601	0.92		(0.18)	91
01/31/08	22.39	(0.03)	(0.03)	(0.06)	—	—	—	22.34	(0.22)	236,778	0.91		(0.11)	110
01/31/09	22.34	0.04	(8.26)	(8.22)	—	—	—	14.12	(36.80)	131,182	0.93		0.18	98
07/31/09@	14.12	0.21	3.93	4.15	—	—	—	18.27	29.39	153,732	0.92	†	2.70 †	55

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09	7/09†@

Alliance Growth Class 1	0.03%	0.02%	0.01%	0.01%	0.01%	0.01%
Alliance Growth Class 2	0.03	0.02	0.01	0.01	0.01	0.01
Alliance Growth Class 3	0.03	0.02	0.01	0.01	0.01	0.01

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(2)		net assets(2)		turnover

Capital Growth Portfolio — Class 1
01/31/05	$6.64	$0.03	$0.65	$0.68	$—	$—	$—	$7.32	10.24%	$21,290	1.35	%(1)	0.39	%(1)	50%
01/31/06	7.32	0.02	0.65	0.67	(0.04)	—	(0.04)	7.95	9.15	18,639	1.32	(1)	0.31	(1)	58
01/31/07	7.95	0.02	1.07	1.09	(0.03)	—	(0.03)	9.01	13.68	19,493	1.30	(1)(3)	0.29	(1)(3)	91
01/31/08	9.01	(0.01)	0.22	0.21	(0.11)	—	(0.11)	9.11	2.20	16,081	1.13	(1)	(0.13	)(1)	120
01/31/09	9.11	(0.01)	(3.80)	(3.81)	—	—	—	5.30	(41.82)	7,374	1.06		(0.15)		62
07/31/09@	5.30	0.01	1.57	1.58	—	—	—	6.88	29.81	10,908	0.98	†	0.29	†	26

Capital Growth Portfolio — Class 2
01/31/05	6.61	0.02	0.65	0.67	—	—	—	7.28	10.14	6,649	1.50	(1)	0.25	(1)	50
01/31/06	7.28	0.01	0.64	0.65	(0.03)	—	(0.03)	7.90	8.90	6,043	1.47	(1)	0.16	(1)	58
01/31/07	7.90	0.01	1.07	1.08	(0.02)	—	(0.02)	8.96	13.62	6,117	1.45	(1)(3)	0.14	(1)(3)	91
01/31/08	8.96	(0.03)	0.23	0.20	(0.10)	—	(0.10)	9.06	2.10	5,069	1.28	(1)	(0.29	)(1)	120
01/31/09	9.06	(0.02)	(3.78)	(3.80)	—	—	—	5.26	(41.94)	2,402	1.21		(0.30)		62
07/31/09@	5.26	0.00	1.57	1.57	—	—	—	6.83	29.85	2,831	1.13	†	0.15	†	26

Capital Growth Portfolio — Class 3
01/31/05	6.61	0.01	0.65	0.66	—	—	—	7.27	9.98	1,129	1.60	(1)	0.17	(1)	50
01/31/06	7.27	0.00	0.63	0.63	(0.02)	—	(0.02)	7.88	8.67	1,912	1.57	(1)	0.03	(1)	58
01/31/07	7.88	0.00	1.07	1.07	(0.01)	—	(0.01)	8.94	13.56	4,408	1.55	(1)(3)	0.05	(1)(3)	91
01/31/08	8.94	(0.05)	0.24	0.19	(0.10)	—	(0.10)	9.03	1.91	41,607	1.40	(1)	(0.55	)(1)	120
01/31/09	9.03	(0.03)	(3.76)	(3.79)	—	—	—	5.24	(41.97)	43,391	1.32		(0.43)		62
07/31/09@	5.24	0.00	1.56	1.56	—	—	—	6.80	29.77	51,990	1.23	†	0.05	†	26

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08

Capital Growth Class 1	0.01%	0.01%	0.02%	0.01%
Capital Growth Class 2	0.01	0.01	0.02	0.01
Capital Growth Class 3	0.01	0.01	0.02	0.00

(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/05(1)	1/06(1)	1/07(1)	1/08(1)	1/09	7/09†@	1/05(1)	1/06(1)	1/07(1)	1/08(1)	1/09	7/09†@

Capital Growth Class 1	1.52%	1.20%	1.19%	1.18%	1.11%	1.03%	0.22%	0.43%	0.40%	(0.18)%	(0.20)%	0.24%
Capital Growth Class 2	1.67	1.35	1.34	1.33	1.26	1.18	0.09	0.28	0.24	(0.34)	(0.35)	0.10
Capital Growth Class 3	1.77	1.43	1.45	1.45	1.37	1.28	0.02	0.17	0.15	(0.60)	(0.48)	0.00

(3)	Net of custody credits of 0.01%.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	assets(1)		net assets(1)		turnover

MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/05	$10.58	$0.08	$0.88	$0.96	$(0.09)	$—	$(0.09)	$11.45	9.14%	$211,786	0.80%		0.74%		78%
01/31/06	11.45	0.08	1.32	1.40	(0.10)	—	(0.10)	12.75	12.28	191,335	0.78		0.65		45
01/31/07	12.75	0.14	1.35	1.49	(0.09)	—	(0.09)	14.15	11.76	162,799	0.78		1.02		27
01/31/08	14.15	0.12	0.30	0.42	(0.18)	—	(0.18)	14.39	2.84 (3)	128,090	0.78		0.81		23
01/31/09	14.39	0.17	(4.96)	(4.79)	(0.14)	—	(0.14)	9.46	(33.44)	65,174	0.79		1.31		33
07/31/09@	9.46	0.08	1.86	1.94	—	—	—	11.40	20.51	70,239	0.79	†	1.64	†	18

MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/05	10.58	0.06	0.87	0.93	(0.07)	—	(0.07)	11.44	8.90	31,442	0.95		0.58		78
01/31/06	11.44	0.06	1.33	1.39	(0.08)	—	(0.08)	12.75	12.22	30,111	0.93		0.49		45
01/31/07	12.75	0.11	1.36	1.47	(0.08)	—	(0.08)	14.14	11.53	28,136	0.93		0.86		27
01/31/08	14.14	0.10	0.29	0.39	(0.16)	—	(0.16)	14.37	2.64 (3)	23,643	0.93		0.65		23
01/31/09	14.37	0.15	(4.95)	(4.80)	(0.12)	—	(0.12)	9.45	(33.55)	12,919	0.94		1.16		33
07/31/09@	9.45	0.07	1.86	1.93	—	—	—	11.38	20.42	14,469	0.94	†	1.49	†	18

MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/05	10.57	0.06	0.87	0.93	(0.07)	—	(0.07)	11.43	8.82	35,551	1.06		0.45		78
01/31/06	11.43	0.05	1.32	1.37	(0.07)	—	(0.07)	12.73	12.04	49,378	1.03		0.37		45
01/31/07	12.73	0.10	1.35	1.45	(0.06)	—	(0.06)	14.12	11.45	57,649	1.03		0.73		27
01/31/08	14.12	0.08	0.29	0.37	(0.14)	—	(0.14)	14.35	2.56 (3)	53,153	1.03		0.55		23
01/31/09	14.35	0.13	(4.94)	(4.81)	(0.10)	—	(0.10)	9.44	(33.62)	68,881	1.04		1.05		33
07/31/09@	9.44	0.07	1.85	1.92	—	—	—	11.36	20.34	99,168	1.04	†	1.34	†	18

Fundamental Growth Portfolio — Class 1
01/31/05	14.25	0.07	(0.18)	(0.11)	(0.02)	—	(0.02)	14.12	(0.78)	232,556	0.93		0.48		71
01/31/06	14.12	0.00	1.60	1.60	(0.09)	—	(0.09)	15.63	11.40	201,063	0.92	(2)	(0.04	)(2)	116
01/31/07	15.63	(0.01)	1.12	1.11	(0.00)	—	(0.00)	16.74	7.13	160,693	0.84	(2)	(0.09	)(2)	73
01/31/08	16.74	(0.01)	0.02	0.01	—	—	—	16.75	0.06	120,755	0.92	(2)	(0.04	)(2)	197
01/31/09	16.75	(0.01)	(6.77)	(6.78)	—	—	—	9.97	(40.48)	56,847	0.93		(0.12)		151
07/31/09@	9.97	0.02	2.30	2.32	—	—	—	12.29	23.27	63,527	0.94	†	0.32	†	99

Fundamental Growth Portfolio — Class 2
01/31/05	14.23	0.05	(0.18)	(0.13)	—	—	—	14.10	(0.91)	9,324	1.08		0.33		71
01/31/06	14.10	(0.02)	1.60	1.58	(0.07)	—	(0.07)	15.61	11.25	9,244	1.07	(2)	(0.20	)(2)	116
01/31/07	15.61	(0.04)	1.12	1.08	—	—	—	16.69	6.92	7,678	0.99	(2)	(0.24	)(2)	73
01/31/08	16.69	(0.03)	0.02	(0.01)	—	—	—	16.68	(0.06)	6,295	1.07	(2)	(0.19	)(2)	197
01/31/09	16.68	(0.03)	(6.73)	(6.76)	—	—	—	9.92	(40.53)	3,041	1.08		(0.27)		151
07/31/09@	9.92	0.01	2.28	2.29	—	—	—	12.21	23.08	3,481	1.09	†	0.17	†	99

Fundamental Growth Portfolio — Class 3
01/31/05	14.22	0.05	(0.21)	(0.16)	—	—	—	14.06	(1.13)	3,343	1.18		0.32		71
01/31/06	14.06	(0.04)	1.61	1.57	(0.06)	—	(0.06)	15.57	11.18	5,445	1.17	(2)	(0.32	)(2)	116
01/31/07	15.57	(0.05)	1.12	1.07	—	—	—	16.64	6.87	5,531	1.09	(2)	(0.34	)(2)	73
01/31/08	16.64	(0.05)	0.03	(0.02)	—	—	—	16.62	(0.12)	61,480	1.20	(2)	(0.32	)(2)	197
01/31/09	16.62	(0.04)	(6.71)	(6.75)	—	—	—	9.87	(40.61)	68,490	1.18		(0.32)		151
07/31/09@	9.87	0.01	2.27	2.28	—	—	—	12.15	23.10	79,584	1.19	†	0.07	†	99

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09	7/09†@

MFS Massachusetts Investors Trust Class 1	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%
MFS Massachusetts Investors Trust Class 2	0.02	0.01	0.01	0.00	0.01	0.01
MFS Massachusetts Investors Trust Class 3	0.02	0.01	0.01	0.01	0.01	0.01
Fundamental Growth Class 1	0.02	0.04	0.02	0.03	0.04	0.06
Fundamental Growth Class 2	0.02	0.04	0.02	0.03	0.04	0.06
Fundamental Growth Class 3	0.02	0.03	0.02	0.03	0.04	0.06

(2)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

				Net Investment
	Expenses			Income (Loss)
	1/06(1)	1/07(1)	1/08(1)	1/06(1)	1/07(1)	1/08(1)

Fundamental Growth Portfolio Class 1	0.95%	0.94%	0.94%	(0.07)%	(0.19)%	(0.07)%
Fundamental Growth Portfolio Class 2	1.10	1.09	1.09	(0.23)	(0.34)	(0.22)
Fundamental Growth Portfolio Class 3	1.21	1.19	1.21	(0.36)	(0.44)	(0.33)

(3)	The Portfolio’s total return was increased by less than 0.01% from a payment by an affiliate.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	net assets(1)(2)		net assets(1)(2)		turnover

Blue Chip Growth Portfolio — Class 1
01/31/05	$6.18	$0.03	$0.01	$0.04	$(0.01)	$—	$(0.01)	$6.21	0.65%		$29,798	0.85%		0.55%		158%
01/31/06	6.21	0.01	0.48	0.49	(0.04)	—	(0.04)	6.66	7.89		29,581	0.85		0.18		109
01/31/07	6.66	0.02	0.47	0.49	(0.02)	—	(0.02)	7.13	7.32		23,051	0.85		0.34		154
01/31/08	7.13	0.03	0.11	0.14	(0.03)	—	(0.03)	7.24	1.86		20,216	0.85		0.34		71
01/31/09	7.24	0.02	(2.60)	(2.58)	(0.03)	—	(0.03)	4.63	(35.70	)(3)	9,323	0.85		0.26		51
07/31/09@	4.63	0.01	1.12	1.13	—	—	—	5.76	24.41		10,806	0.85	†	0.54	†	30

Blue Chip Growth Portfolio — Class 2
01/31/05	6.17	0.03	0.00	0.03	(0.00)	—	(0.00)	6.20	0.52		13,882	1.00		0.42		158
01/31/06	6.20	0.00	0.49	0.49	(0.03)	—	(0.03)	6.66	7.91		12,399	1.00		0.03		109
01/31/07	6.66	0.01	0.46	0.47	(0.01)	—	(0.01)	7.12	7.02		11,336	1.00		0.18		154
01/31/08	7.12	0.02	0.12	0.14	(0.02)	—	(0.02)	7.24	1.88		8,812	1.00		0.21		71
01/31/09	7.24	0.01	(2.60)	(2.59)	(0.02)	—	(0.02)	4.63	(35.83	)(3)	4,449	1.00		0.11		51
07/31/09@	4.63	0.01	1.12	1.13	—	—	—	5.76	24.41		4,931	1.00	†	0.40	†	30

Blue Chip Growth Portfolio — Class 3
01/31/05	6.17	0.02	0.00	0.02	—	—	—	6.19	0.32		8,058	1.10		0.38		158
01/31/06	6.19	0.00	0.48	0.48	(0.02)	—	(0.02)	6.65	7.82		10,795	1.10		(0.08)		109
01/31/07	6.65	—	0.46	0.46	(0.00)	—	(0.00)	7.11	6.93		13,177	1.10		0.07		154
01/31/08	7.11	0.00	0.13	0.13	(0.01)	—	(0.01)	7.23	1.80		16,270	1.10		0.05		71
01/31/09	7.23	0.00	(2.60)	(2.60)	(0.01)	—	(0.01)	4.62	(35.96	)(3)	10,761	1.10		0.01		51
07/31/09@	4.62	0.01	1.11	1.12	—	—	—	5.74	24.24		14,400	1.10	†	0.28	†	30

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/05(2)	1/06(2)	1/07(2)	1/08(2)	1/09(2)	7/09†@(2)	1/05(2)	1/06(2)	1/07(2)	1/08(2)	1/09(2)	7/09†@(2)

Blue Chip Growth Class 1	0.92%	0.94%	0.85%	0.91%	0.93%	0.97%	0.49%	0.09%	0.34%	0.28%	0.17%	0.42%
Blue Chip Growth Class 2	1.07	1.09	1.00	1.06	1.09	1.12	0.36	(0.06)	0.18	0.15	0.02	0.27
Blue Chip Growth Class 3	1.17	1.19	1.10	1.17	1.19	1.22	0.31	(0.17)	0.07	(0.02)	(0.08)	0.15

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09	7/09†@

Blue Chip Growth Class 1	0.00%	0.05%	0.02%	0.01%	0.01%	0.00%
Blue Chip Growth Class 2	0.00	0.05	0.02	0.01	0.01	0.00
Blue Chip Growth Class 3	0.00	0.05	0.02	0.01	0.01	0.00

(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	assets		net assets		turnover

Real Estate Portfolio — Class 1
01/31/05	$15.62	$0.41	$2.63	$3.04	$(0.47)	$—	$(0.47)	$18.19	19.58%		$154,304	0.86	%(2)	2.38	%(2)	33%
01/31/06	18.19	0.34	5.00	5.34	(0.42)	(1.55)	(1.97)	21.56	31.37		165,987	0.85	(2)	1.69	(2)	23
01/31/07	21.56	0.34	6.65	6.99	(0.32)	(2.34)	(2.66)	25.89	34.17	(3)	195,996	0.82		1.45		37
01/31/08	25.89	0.48	(5.30)	(4.82)	(0.34)	(3.56)	(3.90)	17.17	(20.98	)(3)	98,168	0.84		2.12		60
01/31/09	17.17	0.31	(7.85)	(7.54)	(0.53)	(2.20)	(2.73)	6.90	(49.83)		37,470	0.85	(2)	2.20	(2)	44
07/31/09@	6.90	0.15	0.89	1.04	—	—	—	7.94	15.07	(4)	37,932	0.87	†(2)	4.42	†(2)	42

Real Estate Portfolio — Class 2
01/31/05	15.59	0.38	2.63	3.01	(0.45)	—	(0.45)	18.15	19.42		29,362	1.01	(2)	2.23	(2)	33
01/31/06	18.15	0.31	4.98	5.29	(0.39)	(1.55)	(1.94)	21.50	31.15		32,483	1.00	(2)	1.54	(2)	23
01/31/07	21.50	0.31	6.63	6.94	(0.29)	(2.34)	(2.63)	25.81	34.01	(3)	40,000	0.97		1.32		37
01/31/08	25.81	0.45	(5.30)	(4.85)	(0.30)	(3.56)	(3.86)	17.10	(21.13	)(3)	23,543	0.99		1.98		60
01/31/09	17.10	0.29	(7.82)	(7.53)	(0.49)	(2.20)	(2.69)	6.88	(49.87)		8,848	1.00	(2)	2.04	(2)	44
07/31/09@	6.88	0.14	0.89	1.03	—	—	—	7.91	14.97	(4)	9,449	1.02	†(2)	4.23	†(2)	42

Real Estate Portfolio — Class 3
01/31/05	15.57	0.35	2.64	2.99	(0.44)	—	(0.44)	18.12	19.30		29,641	1.12	(2)	2.11	(2)	33
01/31/06	18.12	0.28	4.99	5.27	(0.37)	(1.55)	(1.92)	21.47	31.08		53,320	1.10	(2)	1.43	(2)	23
01/31/07	21.47	0.30	6.59	6.89	(0.27)	(2.34)	(2.61)	25.75	33.81	(3)	127,950	1.07		1.32		37
01/31/08	25.75	0.42	(5.27)	(4.85)	(0.28)	(3.56)	(3.84)	17.06	(21.17	)(3)	145,607	1.10		1.99		60
01/31/09	17.06	0.25	(7.78)	(7.53)	(0.47)	(2.20)	(2.67)	6.86	(49.94)		108,845	1.10	(2)	1.97	(2)	44
07/31/09@	6.86	0.13	0.89	1.02	—	—	—	7.88	14.87	(4)	140,381	1.12	†(2)	4.04	†(2)	42

Small Company Value Portfolio — Class 1
01/31/05	12.15	0.09	2.70	2.79	—	—	—	14.94	22.96		10,462	1.60	(1)	0.66	(1)	22
01/31/06	14.94	0.00	3.21	3.21	(0.11)	(0.94)	(1.05)	17.10	22.64		10,218	1.60	(1)	0.01	(1)	16
01/31/07	17.10	0.00	2.05	2.05	(0.00)	(1.33)	(1.33)	17.82	12.61		9,998	1.60	(1)	0.02	(1)	7
01/31/08	17.82	0.11	(2.01)	(1.90)	—	(0.23)	(0.23)	15.69	(10.80)		6,633	1.19	(1)	0.60	(1)	3
01/31/09	15.69	0.12	(6.52)	(6.40)	(0.07)	(0.17)	(0.24)	9.05	(41.14)		3,058	1.12		0.86		11
07/31/09@	9.05	0.06	3.13	3.19	—	—	—	12.24	35.25		3,718	1.12	†	1.16	†	4

Small Company Value Portfolio — Class 3
01/31/06	16.88	(0.08)	1.35	1.27	(0.11)	(0.94)	(1.05)	17.10	8.55		110	1.85	(1)	(0.54	)(1)	16
01/31/07	17.10	(0.03)	2.02	1.99	—	(1.33)	(1.33)	17.76	12.24		28,910	1.85	(1)	(0.19	)(1)	7
01/31/08	17.76	0.05	(1.97)	(1.92)	—	(0.23)	(0.23)	15.61	(10.95)		83,478	1.45	(1)	0.33	(1)	3
01/31/09	15.61	0.08	(6.49)	(6.41)	(0.03)	(0.17)	(0.20)	9.00	(41.36)		78,203	1.37		0.62		11
07/31/09@	9.00	0.04	3.13	3.17	—	—	—	12.17	35.22		111,374	1.37	†	0.88	†	4

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
	1/05(2)	1/06(2)	1/07	1/08	1/05(2)	1/06(2)	1/07	1/08

Small Company Value Class 1	2.00%	1.82%	1.46%	1.18%	0.26%	(0.21)%	0.17%	0.62%
Small Company Value Class 3	—	2.03	1.53	1.44	—	(0.72)	0.13	0.33

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/09	7/09†@

Real Estate Class 1	0.00%	0.00%	0.00%	0.02%
Real Estate Class 2	0.00	0.00	0.00	0.02
Real Estate Class 3	0.00	0.00	0.00	0.02

(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

(4)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. (Note 4)

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average	Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	net assets(1)		net assets(1)	turnover

Mid-Cap Growth Portfolio — Class 1
01/31/05	$8.34	$(0.04)	$0.45	$0.41	$—	$—	$—	$8.75	4.92%	$164,512	0.84%		(0.57)%	79%
01/31/06	8.75	(0.03)	1.11	1.08	—	—	—	9.83	12.34	144,202	0.82		(0.33)	83
01/31/07	9.83	0.02	0.10	0.12	—	—	—	9.95	1.22	116,485	0.82		0.22	143
01/31/08	9.95	(0.04)	0.18	0.14	(0.03)	—	(0.03)	10.06	1.34	88,878	0.87		(0.37)	185
01/31/09	10.06	(0.04)	(3.99)	(4.03)	—	—	—	6.03	(40.06)	41,677	0.88		(0.40)	97
07/31/09@	6.03	(0.01)	1.69	1.68	—	—	—	7.71	27.86	49,764	0.89	†	(0.23)†	52

Mid-Cap Growth Portfolio — Class 2
01/31/05	8.30	(0.06)	0.47	0.41	—	—	—	8.71	4.94	54,901	0.99		(0.72)	79
01/31/06	8.71	(0.04)	1.09	1.05	—	—	—	9.76	12.06	52,229	0.97		(0.48)	83
01/31/07	9.76	0.01	0.09	0.10	—	—	—	9.86	1.02	44,719	0.98		0.07	143
01/31/08	9.86	(0.06)	0.18	0.12	(0.01)	—	(0.01)	9.97	1.23	37,532	1.02		(0.53)	185
01/31/09	9.97	(0.05)	(3.96)	(4.01)	—	—	—	5.96	(40.22)	18,058	1.03		(0.55)	97
07/31/09@	5.96	(0.01)	1.67	1.66	—	—	—	7.62	27.85	20,455	1.04	†	(0.38)†	52

Mid-Cap Growth Portfolio — Class 3
01/31/05	8.29	(0.07)	0.46	0.39	—	—	—	8.68	4.70	55,283	1.09		(0.82)	79
01/31/06	8.68	(0.05)	1.10	1.05	—	—	—	9.73	12.10	75,391	1.07		(0.58)	83
01/31/07	9.73	0.00	0.09	0.09	—	—	—	9.82	0.92	84,072	1.08		0.01	143
01/31/08	9.82	(0.07)	0.17	0.10	0.00	—	—	9.92	1.05	87,948	1.12		(0.64)	185
01/31/09	9.92	(0.06)	(3.93)	(3.99)	—	—	—	5.93	(40.22)	52,570	1.13		(0.65)	97
07/31/09@	5.93	(0.02)	1.67	1.65	—	—	—	7.58	27.82	65,034	1.14	†	(0.48)†	52

Aggressive Growth Portfolio — Class 1
01/31/05	8.86	(0.02)	1.26	1.24	—	—	—	10.10	14.00	189,042	0.80		(0.26)	89
01/31/06	10.10	0.01	1.50	1.51	—	—	—	11.61	14.95	174,880	0.79		0.05	121
01/31/07	11.61	0.07	1.31	1.38	(0.01)	—	(0.01)	12.98	11.92	150,208	0.81		0.56	298
01/31/08	12.98	0.04	(1.39)	(1.35)	(0.08)	—	(0.08)	11.55	(10.51)	102,998	0.80		0.31	143
01/31/09	11.55	0.01	(5.94)	(5.93)	(0.06)	—	(0.06)	5.56	(51.41)	40,566	0.88		(0.02)	943
07/31/09@	5.56	0.01	1.26	1.27	—	—	—	6.83	22.84	45,114	0.89	†	0.15 †	217

Aggressive Growth Portfolio — Class 2
01/31/05	8.85	(0.04)	1.26	1.22	—	—	—	10.07	13.79	13,703	0.95		(0.41)	89
01/31/06	10.07	0.00	1.49	1.49	—	—	—	11.56	14.80	15,101	0.94		(0.09)	121
01/31/07	11.56	0.05	1.30	1.35	—	—	—	12.91	11.68	13,612	0.96		0.41	298
01/31/08	12.91	0.02	(1.38)	(1.36)	(0.06)	—	(0.06)	11.49	(10.60)	10,326	0.95		0.16	143
01/31/09	11.49	(0.00)	(5.91)	(5.91)	(0.04)	—	(0.04)	5.54	(51.48)	3,626	1.03		(0.17)	943
07/31/09@	5.54	0.00	1.25	1.25	—	—	—	6.79	22.56	3,944	1.04	†	0.01 †	217

Aggressive Growth Portfolio — Class 3
01/31/05	8.84	(0.05)	1.25	1.20	—	—	—	10.04	13.57	7,552	1.05		(0.51)	89
01/31/06	10.04	(0.01)	1.49	1.48	—	—	—	11.52	14.74	12,071	1.04		(0.17)	121
01/31/07	11.52	0.04	1.29	1.33	—	—	—	12.85	11.55	17,907	1.06		0.35	298
01/31/08	12.85	0.00	(1.37)	(1.37)	(0.05)	—	(0.05)	11.43	(10.72)	18,666	1.05		0.03	143
01/31/09	11.43	(0.01)	(5.88)	(5.89)	(0.03)	—	(0.03)	5.51	(51.58)	8,990	1.13		(0.26)	943
07/31/09@	5.51	0.00	1.25	1.25	—	—	—	6.76	22.69	10,539	1.14	†	(0.11)†	217

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09	7/09†@
Mid-Cap Growth Class 1	0.02%	0.03%	0.02%	0.01%	0.01%	0.01%
Mid-Cap Growth Class 2	0.02	0.03	0.02	0.01	0.01	0.01
Mid-Cap Growth Class 3	0.02	0.03	0.02	0.01	0.01	0.01
Aggressive Growth Class 1	0.00	0.05	0.03	0.05	0.14	0.03
Aggressive Growth Class 2	0.00	0.05	0.03	0.05	0.14	0.03
Aggressive Growth Class 3	0.00	0.05	0.03	0.05	0.14	0.03

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends								Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset				Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value			Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total		end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**		period (000s)	net assets		net assets		turnover

Growth Opportunities Portfolio — Class 1
01/31/05	$4.95	$(0.02)	$0.06	$0.04	$—	$—	$—	$4.99	0.81	%(3)	$19,474	1.00	%(1)(2)	(0.44	)%(1)(2)	171%
01/31/06	4.99	(0.02)	1.07	1.05	—	—	—	6.04	21.04		18,641	1.00	(1)(2)	(0.49	)(1)(2)	228
01/31/07	6.04	(0.03)	0.34	0.31	—	—	—	6.35	5.13		23,116	1.00	(1)	(0.56	)(1)	310
01/31/08	6.35	(0.04)	0.48	0.44	—	—	—	6.79	6.93		21,098	0.93		(0.61)		209
01/31/09	6.79	(0.04)	(2.25)	(2.29)	—	—	—	4.50	(33.73)		11,160	0.93	(2)	(0.61	)(2)	234
07/31/09@	4.50	(0.02)	0.64	0.62	—	—	—	5.12	13.78		12,568	0.89	†	(0.70	)†	167

Growth Opportunities Portfolio — Class 2
01/31/05	4.93	(0.03)	0.06	0.03	—	—	—	4.96	0.61	(3)	6,498	1.15	(1)(2)	(0.60	)(1)(2)	171
01/31/06	4.96	(0.03)	1.06	1.03	—	—	—	5.99	20.77		7,317	1.15	(1)(2)	(0.64	)(1)(2)	228
01/31/07	5.99	(0.04)	0.35	0.31	—	—	—	6.30	5.18		9,413	1.15	(1)	(0.71	)(1)	310
01/31/08	6.30	(0.05)	0.47	0.42	—	—	—	6.72	6.67		8,425	1.08		(0.75)		209
01/31/09	6.72	(0.05)	(2.22)	(2.27)	—	—	—	4.45	(33.78)		4,122	1.08	(2)	(0.76	)(2)	234
07/31/09@	4.45	(0.02)	0.63	0.61	—	—	—	5.06	13.71		4,433	1.04	†	(0.84	)†	167

Growth Opportunities Portfolio — Class 3
01/31/05	4.92	(0.03)	0.06	0.03	—	—	—	4.95	0.61	(3)	3,681	1.25	(1)(2)	(0.72	)(1)(2)	171
01/31/06	4.95	(0.04)	1.06	1.02	—	—	—	5.97	20.61		5,482	1.25	(1)(2)	(0.74	)(1)(2)	228
01/31/07	5.97	(0.05)	0.35	0.30	—	—	—	6.27	5.03		33,224	1.25	(1)	(0.81	)(1)	310
01/31/08	6.27	(0.06)	0.47	0.41	—	—	—	6.68	6.54		45,589	1.18		(0.86)		209
01/31/09	6.68	(0.05)	(2.21)	(2.26)	—	—	—	4.42	(33.83)		50,875	1.18	(2)	(0.86	)(2)	234
07/31/09@	4.42	(0.02)	0.62	0.60	—	—	—	5.02	13.57		68,939	1.14	†	(0.95	)†	167

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
	1/05(2)	1/06(2)	1/07	1/05(2)	1/06(2)	1/07

Growth Opportunities Class 1	1.05%	1.02%	0.94%	(0.49)%	(0.51)%	(0.50)%
Growth Opportunities Class 2	1.21	1.17	1.10	(0.66)	(0.66)	(0.65)
Growth Opportunities Class 3	1.32	1.27	1.21	(0.79)	(0.76)	(0.76)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/09

Growth Opportunities Class 1	0.00%	0.03%	0.01%
Growth Opportunities Class 2	0.00	0.03	0.01
Growth Opportunities Class 3	0.01	0.03	0.02

(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets(2)		net assets(2)		turnover

Marsico Focused Growth Portfolio — Class 1
01/31/05	$9.96	$(0.01)	$0.70	$0.69	$—	$—	$—	$10.65	6.93%	$69,151	0.97	%(1)	(0.10	)%(1)	101%
01/31/06	10.65	0.00	2.02	2.02	—	—	—	12.67	18.97	77,099	0.94		0.01		71
01/31/07	12.67	0.02	1.17	1.19	—	(0.77)	(0.77)	13.09	10.05	69,495	0.93		0.17		59
01/31/08	13.09	0.05	(0.14)	(0.09)	(0.03)	(0.68)	(0.71)	12.29	(1.39)	48,915	0.95		0.35		77
01/31/09	12.29	0.06	(4.54)	(4.48)	(0.06)	(2.23)	(2.29)	5.52	(40.51)	21,126	0.97		0.55		77
07/31/09@	5.52	0.02	1.38	1.40	—	—	—	6.92	25.36	21,615	0.99	†	0.61	†	42

Marsico Focused Growth Portfolio — Class 2
01/31/05	9.93	(0.02)	0.70	0.68	—	—	—	10.61	6.85	44,110	1.12	(1)	(0.25	)(1)	101
01/31/06	10.61	(0.01)	2.00	1.99	—	—	—	12.60	18.76	47,614	1.09		(0.14)		71
01/31/07	12.60	0.00	1.16	1.16	—	(0.77)	(0.77)	12.99	9.86	45,340	1.08		0.02		59
01/31/08	12.99	0.03	(0.15)	(0.12)	(0.01)	(0.68)	(0.69)	12.18	(1.61)	37,327	1.10		0.20		77
01/31/09	12.18	0.04	(4.49)	(4.45)	(0.04)	(2.23)	(2.27)	5.46	(40.61)	17,700	1.12		0.40		77
07/31/09@	5.46	0.01	1.37	1.38	—	—	—	6.84	25.27	19,253	1.14	†	0.46	†	42

Marsico Focused Growth Portfolio — Class 3
01/31/05	9.92	(0.03)	0.69	0.66	—	—	—	10.58	6.65	23,788	1.22	(1)	(0.36	)(1)	101
01/31/06	10.58	(0.03)	2.01	1.98	—	—	—	12.56	18.71	33,218	1.19		(0.26)		71
01/31/07	12.56	(0.01)	1.15	1.14	—	(0.77)	(0.77)	12.93	9.73	43,463	1.18		(0.06)		59
01/31/08	12.93	0.02	(0.15)	(0.13)	—	(0.68)	(0.68)	12.12	(1.67)	48,731	1.20		0.12		77
01/31/09	12.12	0.03	(4.46)	(4.43)	(0.03)	(2.23)	(2.26)	5.43	(40.64)	27,156	1.22		0.31		77
07/31/09@	5.43	0.01	1.36	1.37	—	—	—	6.80	25.23	33,806	1.23	†	0.35	†	42

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

		Net Investment
	Expenses	Income (Loss)
	1/05(2)	1/05(2)

Marsico Focused Growth Class 1	0.95%	(0.08)%
Marsico Focused Growth Class 2	1.10	(0.23)
Marsico Focused Growth Class 3	1.20	(0.34)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09	7/09†@

Marsico Focused Growth Class 1	0.01%	0.02%	0.02%	0.00%	0.00%	0.00%
Marsico Focused Growth Class 2	0.01	0.02	0.02	0.00	0.00	0.00
Marsico Focused Growth Class 3	0.01	0.02	0.02	0.00	0.00	0.00

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

Technology Portfolio Class 1
01/31/05	$2.83	$(0.02)	$(0.35)	$(0.37)	$—	$—	$—	$2.46	(13.07)%	$27,342	1.50	%(2)	(0.76	)%(2)	85%
01/31/06	2.46	(0.02)	0.36	0.34	—	—	—	2.80	13.82	25,260	1.19	(2)	(0.84	)(2)	95
01/31/07	2.80	(0.02)	(0.09)	(0.11)	—	—	—	2.69	(3.93)	18,434	1.19	(2)	(0.64	)(2)	172
01/31/08	2.69	0.00	0.03	0.03	—	—	—	2.72	1.12	19,611	1.22	(1)(2)	0.09	(1)(2)	312
01/31/09	2.72	(0.01)	(1.16)	(1.17)	—	—	—	1.55	(43.01)	7,498	1.22	(1)(2)	(0.59	)(1)(2)	269
07/31/09@	1.55	0.00	0.48	0.48	—	—	—	2.03	30.97	12,436	1.10	(1)†	(0.53	)(1)†	132

Technology Portfolio Class 2
01/31/05	2.83	(0.01)	(0.37)	(0.38)	—	—	—	2.45	(13.43)	10,298	1.68	(2)	(0.76	)(2)	85
01/31/06	2.45	(0.02)	0.35	0.33	—	—	—	2.78	13.47	10,562	1.34	(2)	(0.98	)(2)	95
01/31/07	2.78	(0.02)	(0.09)	(0.11)	—	—	—	2.67	(3.96)	7,894	1.34	(2)	(0.79	)(2)	172
01/31/08	2.67	(0.00)	0.02	0.02	—	—	—	2.69	0.75	7,052	1.37	(1)(2)	(0.09	)(1)(2)	312
01/31/09	2.69	(0.02)	(1.14)	(1.16)	—	—	—	1.53	(43.12)	2,774	1.36	(1)(2)	(0.73	)(1)(2)	269
07/31/09@	1.53	(0.01)	0.49	0.48	—	—	—	2.01	31.37	3,964	1.25	(1)†	(0.68	)(1)†	132

Technology Portfolio Class 3
01/31/05	2.82	(0.01)	(0.36)	(0.37)	—	—	—	2.45	(13.12)	8,893	1.79	(2)	(0.76	)(2)	85
01/31/06	2.45	(0.03)	0.35	0.32	—	—	—	2.77	13.06	11,502	1.43	(2)	(1.08	)(2)	95
01/31/07	2.77	(0.02)	(0.09)	(0.11)	—	—	—	2.66	(3.97)	13,175	1.44	(2)	(0.91	)(2)	172
01/31/08	2.66	(0.00)	0.02	0.02	—	—	—	2.68	0.75	19,707	1.47	(1)(2)	(0.15	)(1)(2)	312
01/31/09	2.68	(0.02)	(1.14)	(1.16)	—	—	—	1.52	(43.28)	12,273	1.47	(1)(2)	(0.84	)(1)(2)	269
07/31/09@	1.52	(0.01)	0.48	0.47	—	—	—	1.99	30.92	19,056	1.35	(1)†	(0.78	)(1)†	132

Small & Mid Cap Value Portfolio Class 2
01/31/05	13.94	0.07	1.76	1.83	(0.06)	(0.47)	(0.53)	15.24	13.09	45,307	1.33	(1)(2)	0.39	(1)(2)	21
01/31/06	15.24	0.03	2.28	2.31	—	(0.06)	(0.06)	17.49	15.23	49,773	1.21	(2)	0.18	(2)	33
01/31/07	17.49	0.13	1.60	1.73	(0.03)	(1.02)	(1.05)	18.17	10.26	48,662	1.15	(2)	0.64	(2)	41
01/31/08	18.17	0.06	(0.62)	(0.56)	(0.10)	(0.82)	(0.92)	16.69	(3.61)	41,685	1.15	(2)	0.31	(2)	27
01/31/09	16.69	0.10	(6.59)	(6.49)	(0.05)	(1.19)	(1.24)	8.96	(40.55)	20,197	1.15	(2)	0.63	(2)	46
07/31/09@	8.96	0.04	3.09	3.13	—	—	—	12.09	34.93	24,491	1.17	(2)†	0.71	(2)†	26

Small & Mid Cap Value Portfolio Class 3
01/31/05	13.93	0.07	1.74	1.81	(0.04)	(0.47)	(0.51)	15.23	12.99	134,471	1.41	(1)(2)	0.32	(1)(2)	21
01/31/06	15.23	0.02	2.28	2.30	—	(0.06)	(0.06)	17.47	15.18	208,937	1.31	(2)	0.08	(2)	33
01/31/07	17.47	0.10	1.60	1.70	(0.01)	(1.02)	(1.03)	18.14	10.12	291,463	1.25	(2)	0.58	(2)	41
01/31/08	18.14	0.04	(0.63)	(0.59)	(0.08)	(0.82)	(0.90)	16.65	(3.76)	343,154	1.25	(2)	0.21	(2)	27
01/31/09	16.65	0.09	(6.57)	(6.48)	(0.03)	(1.19)	(1.22)	8.95	(40.55)	249,651	1.25	(2)	0.55	(2)	46
07/31/09@	8.95	0.03	3.09	3.12	—	—	—	12.07	34.86	339,112	1.27	(2)†	0.60	(2)†	26

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/05(2)	1/06(2)	1/07(2)	1/08(2)	1/09(2)	7/09†@(2)	1/05(2)	1/06(2)	1/07(2)	1/08(2)	1/09(2)	7/09†@(2)

Technology Class 1	—	—	—	1.25%	1.32%	1.20%	—	—	—	0.07%	(0.69)%	(0.63)%
Technology Class 2	—	—	—	1.40	1.46	1.35	—	—	—	(0.12)	(0.83)	(0.78)
Technology Class 3	—	—	—	1.51	1.57	1.45	—	—	—	(0.18)	(0.94)	(0.88)
Small & Mid Cap Value Class 2	1.30%	—	—	—	—	—	0.40%	—	—	—	—	—
Small & Mid Cap Value Class 3	1.40	—	—	—	—	—	0.34	—	—	—	—	—

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09	7/09†@

Technology Class 1	0.13%	0.05%	0.03%	0.01%	0.09%	—%
Technology Class 2	0.15	0.04	0.03	0.01	0.09	—
Technology Class 3	0.16	0.04	0.02	0.01	0.09	—
Small & Mid-Cap Value Class 2	0.04	0.03	0.02	0.01	0.02	0.02
Small & Mid-Cap Value Class 3	0.04	0.03	0.02	0.01	0.02	0.02

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	to average		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000s)	net assets		net assets		turnover

International Growth and Income Portfolio — Class 1
01/31/05	$10.21	$0.09	$1.57	$1.66	$(0.14)	$—	$(0.14)	$11.73	16.37%	$262,167	1.24	%(1)	0.79	%(1)	67%
01/31/06	11.73	0.21	2.50	2.71	(0.11)	—	(0.11)	14.33	23.25	283,464	1.10	(1)	1.68	(1)	79
01/31/07	14.33	0.33	2.73	3.06	(0.21)	(0.20)	(0.41)	16.98	21.57	316,711	1.03	(1)	2.16	(1)	97
01/31/08	16.98	0.34	(0.76)	(0.42)	(0.30)	(2.13)	(2.43)	14.13	(4.80)	255,827	1.04	(1)	1.97	(1)	86
01/31/09	14.13	0.34	(6.63)	(6.29)	(0.38)	(1.34)	(1.72)	6.12	(47.06)	94,649	1.03	(1)(3)	2.92	(1)(3)	103
07/31/09@	6.12	0.12	1.73	1.85	—	—	—	7.97	30.23	107,904	1.01	(1)(3)†	3.59	(1)(3)†	83

International Growth and Income Portfolio — Class 2
01/31/05	10.24	0.07	1.56	1.63	(0.12)	—	(0.12)	11.75	16.08	34,961	1.39	(1)	0.61	(1)	67
01/31/06	11.75	0.19	2.51	2.70	(0.10)	—	(0.10)	14.35	23.05	38,938	1.25	(1)	1.52	(1)	79
01/31/07	14.35	0.31	2.74	3.05	(0.19)	(0.20)	(0.39)	17.01	21.47	44,359	1.18	(1)	1.99	(1)	97
01/31/08	17.01	0.32	(0.78)	(0.46)	(0.27)	(2.13)	(2.40)	14.15	(4.98)	34,596	1.19	(1)	1.81	(1)	86
01/31/09	14.15	0.32	(6.64)	(6.32)	(0.35)	(1.34)	(1.69)	6.14	(47.15)	12,784	1.18	(1)(3)	2.77	(1)(3)	103
07/31/09@	6.14	0.11	1.74	1.85	—	—	—	7.99	30.13	14,681	1.15	(1)(3)†	3.45	(1)(3)†	83

International Growth and Income Portfolio — Class 3
01/31/05	10.23	0.03	1.59	1.62	(0.11)	—	(0.11)	11.74	16.00	37,465	1.48	(1)	0.31	(1)	67
01/31/06	11.74	0.17	2.51	2.68	(0.08)	—	(0.08)	14.34	22.97	51,289	1.34	(1)	1.34	(1)	79
01/31/07	14.34	0.21	2.82	3.03	(0.18)	(0.20)	(0.38)	16.99	21.32	134,938	1.27	(1)	1.43	(1)	97
01/31/08	16.99	0.24	(0.71)	(0.47)	(0.26)	(2.13)	(2.39)	14.13	(5.05)	234,928	1.29	(1)	1.43	(1)	86
01/31/09	14.13	0.26	(6.59)	(6.33)	(0.33)	(1.34)	(1.67)	6.13	(47.24)	187,622	1.28	(1)(3)	2.45	(1)(3)	103
07/31/09@	6.13	0.11	1.73	1.84	—	—	—	7.97	30.02	249,973	1.25	(1)(3)†	3.38	(1)(3)†	83

Global Equities Portfolio — Class 1
01/31/05	10.55	0.03	0.64	0.67	(0.03)	—	(0.03)	11.19	6.41	206,639	0.98	(1)	0.29	(1)	67
01/31/06	11.19	0.08	2.90	2.98	(0.03)	—	(0.03)	14.14	26.72	217,409	0.91	(1)	0.62	(1)	161
01/31/07	14.14	0.18	2.41	2.59	(0.14)	—	(0.14)	16.59	18.40 (2)	208,879	0.89		1.19		93
01/31/08	16.59	0.21	(0.21)	(0.00)	(0.22)	—	(0.22)	16.37	(0.18)	165,403	0.92		1.17		115
01/31/09	16.37	0.30	(7.31)	(7.01)	(0.34)	—	(0.34)	9.02	(43.23)	69,645	0.99		2.13		115
07/31/09@	9.02	0.13	2.31	2.44	—	—	—	11.46	27.05	78,570	0.99	†	2.79	†	52

Global Equities Portfolio — Class 2
01/31/05	10.51	0.02	0.64	0.66	(0.02)	—	(0.02)	11.15	6.30	11,951	1.13	(1)	0.14	(1)	67
01/31/06	11.15	0.06	2.90	2.96	(0.02)	—	(0.02)	14.09	26.56	16,301	1.06	(1)	0.45	(1)	161
01/31/07	14.09	0.15	2.40	2.55	(0.12)	—	(0.12)	16.52	18.19 (2)	20,043	1.04		1.01		93
01/31/08	16.52	0.18	(0.20)	(0.02)	(0.20)	—	(0.20)	16.30	(0.30)	18,045	1.07		1.01		115
01/31/09	16.30	0.28	(7.28)	(7.00)	(0.31)	—	(0.31)	8.99	(43.30)	6,779	1.14		1.98		115
07/31/09@	8.99	0.13	2.30	2.43	—	—	—	11.42	27.03	7,719	1.14	†	2.63	†	52

Global Equities Portfolio — Class 3
01/31/05	10.50	(0.01)	0.65	0.64	(0.01)	—	(0.01)	11.13	6.12	7,515	1.23	(1)	(0.05	)(1)	67
01/31/06	11.13	0.04	2.90	2.94	(0.01)	—	(0.01)	14.06	26.40	16,084	1.14	(1)	0.33	(1)	161
01/31/07	14.06	0.12	2.41	2.53	(0.11)	—	(0.11)	16.48	18.06 (2)	30,854	1.14		0.83		93
01/31/08	16.48	0.15	(0.20)	(0.05)	(0.18)	—	(0.18)	16.25	(0.44)	35,199	1.17		0.86		115
01/31/09	16.25	0.26	(7.25)	(6.99)	(0.29)	—	(0.29)	8.97	(43.34)	17,993	1.24		1.86		115
07/31/09@	8.97	0.12	2.29	2.41	—	—	—	11.38	26.87	21,343	1.24	†	2.52	†	52

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09	7/09†@

International Growth and Income Class 1	0.02%	0.03%	0.01%	0.00%	0.01%	0.02%
International Growth and Income Class 2	0.02	0.03	0.01	0.00	0.01	0.02
International Growth and Income Class 3	0.02	0.03	0.01	0.00	0.01	0.02
Global Equities Class 1	0.03	0.02	—	—	—	—
Global Equities Class 2	0.03	0.02	—	—	—	—
Global Equities Class 3	0.02	0.02	—	—	—	—

(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursements of losses for investments sold as a result of a violation of an investment restriction.

(3)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

			Net Investment
	Expenses		Income (Loss)
	1/09(1)	7/09†(1)@	1/09(1)	7/09†(1)@

International Growth and Income Class 1	1.04%	1.06%	2.91%	3.54%
International Growth and Income Class 2	1.19	1.21	2.76	3.40
International Growth and Income Class 3	1.28	1.30	2.44	3.33

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	assets		net assets		turnover

International Diversified Equities Portfolio Class 1
01/31/05	$6.93	$0.06	$0.83	$0.89	$(0.15)	$—	$(0.15)	$7.67	13.10%	$183,649	1.25	%(1)	0.86	%(1)	25%
01/31/06	7.67	0.12	1.71	1.83	(0.13)	—	(0.13)	9.37	24.08	190,263	1.11		1.42		19
01/31/07	9.37	0.19	1.41	1.60	(0.04)	—	(0.04)	10.93	17.15	188,241	0.94		1.87		13
01/31/08	10.93	0.19	0.27	0.46	(0.25)	—	(0.25)	11.14	3.95	159,031	0.99		1.61		27
01/31/09	11.14	0.21	(4.69)	(4.48)	(0.35)	(0.25)	(0.60)	6.06	(41.13)	72,132	0.99		2.16		43
07/31/09@	6.06	0.10	1.87	1.97	—	—	—	8.03	32.51	83,607	0.94	†	3.09	†	27

International Diversified Equities Portfolio Class 2
01/31/05	6.90	0.04	0.83	0.87	(0.14)	—	(0.14)	7.63	12.86	47,549	1.40	(1)	0.62	(1)	25
01/31/06	7.63	0.10	1.71	1.81	(0.12)	—	(0.12)	9.32	23.91	59,176	1.25		1.22		19
01/31/07	9.32	0.17	1.41	1.58	(0.03)	—	(0.03)	10.87	16.99	61,429	1.09		1.69		13
01/31/08	10.87	0.17	0.27	0.44	(0.24)	—	(0.24)	11.07	3.76	53,793	1.14		1.44		27
01/31/09	11.07	0.19	(4.65)	(4.46)	(0.33)	(0.25)	(0.58)	6.03	(41.16)	26,252	1.14		1.99		43
07/31/09@	6.03	0.10	1.85	1.95	—	—	—	7.98	32.34	31,069	1.09	†	2.96	†	27

International Diversified Equities Portfolio Class 3
01/31/05	6.89	0.03	0.84	0.87	(0.14)	—	(0.14)	7.62	12.79	106,732	1.50	(1)	0.41	(1)	25
01/31/06	7.62	0.08	1.72	1.80	(0.11)	—	(0.11)	9.31	23.83	178,666	1.34		1.05		19
01/31/07	9.31	0.14	1.43	1.57	(0.02)	—	(0.02)	10.86	16.92	271,514	1.19		1.49		13
01/31/08	10.86	0.15	0.27	0.42	(0.23)	—	(0.23)	11.05	3.59	316,329	1.24		1.25		27
01/31/09	11.05	0.17	(4.63)	(4.46)	(0.32)	(0.25)	(0.57)	6.02	(41.23)	184,083	1.24		1.84		43
07/31/09@	6.02	0.09	1.85	1.94	—	—	—	7.96	32.23	220,961	1.19	†	2.89	†	27

Emerging Markets Portfolio Class 1
01/31/05	9.74	0.09	1.83	1.92	(0.11)	—	(0.11)	11.55	19.92	110,010	1.60	(1)	0.89	(1)	76
01/31/06	11.55	0.22	5.99	6.21	(0.05)	—	(0.05)	17.71	53.84	177,187	1.51	(1)	1.58	(1)	147
01/31/07	17.71	0.20	2.44	2.64	(0.18)	(3.05)	(3.23)	17.12	17.92	173,451	1.40	(1)	1.20	(1)	184
01/31/08	17.12	0.15	4.23	4.38	(0.41)	(2.75)	(3.16)	18.34	23.01	177,869	1.39	(1)	0.77	(1)	180
01/31/09	18.34	0.16	(8.80)	(8.64)	(0.27)	(5.19)	(5.46)	4.24	(54.12)	60,354	1.40	(1)	1.27	(1)	152
07/31/09@	4.24	0.07	2.59	2.66	—	—	—	6.90	62.74	98,100	1.21	(1)†	2.42	(1)†	101

Emerging Markets Portfolio Class 2
01/31/05	9.71	0.07	1.84	1.91	(0.10)	—	(0.10)	11.52	19.84	13,989	1.75	(1)	0.72	(1)	76
01/31/06	11.52	0.20	5.98	6.18	(0.03)	—	(0.03)	17.67	53.72	24,084	1.66	(1)	1.43	(1)	147
01/31/07	17.67	0.18	2.42	2.60	(0.16)	(3.05)	(3.21)	17.06	17.70	24,743	1.55	(1)	1.05	(1)	184
01/31/08	17.06	0.12	4.21	4.33	(0.39)	(2.75)	(3.14)	18.25	22.77	25,517	1.53	(1)	0.61	(1)	180
01/31/09	18.25	0.14	(8.75)	(8.61)	(0.24)	(5.19)	(5.43)	4.21	(54.22)	7,797	1.55	(1)	1.13	(1)	152
07/31/09@	4.21	0.06	2.58	2.64	—	—	—	6.85	62.71	12,852	1.37	(1)†	2.26	(1)†	101

Emerging Markets Portfolio Class 3
01/31/05	9.71	0.06	1.83	1.89	(0.09)	—	(0.09)	11.51	19.63	12,899	1.85	(1)	0.57	(1)	76
01/31/06	11.51	0.18	5.97	6.15	(0.02)	—	(0.02)	17.64	53.48	35,556	1.78	(1)	1.27	(1)	147
01/31/07	17.64	0.13	2.45	2.58	(0.15)	(3.05)	(3.20)	17.02	17.58	88,829	1.68	(1)	0.81	(1)	184
01/31/08	17.02	0.09	4.21	4.30	(0.37)	(2.75)	(3.12)	18.20	22.69	152,919	1.64	(1)	0.43	(1)	180
01/31/09	18.20	0.12	(8.71)	(8.59)	(0.22)	(5.19)	(5.41)	4.20	(54.20)	91,205	1.66	(1)	1.05	(1)	152
07/31/09@	4.20	0.06	2.56	2.62	—	—	—	6.82	62.38	138,675	1.47	(1)†	2.17	(1)†	101

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.

†	Annualized

@	Unaudited

(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09	7/09†@

International Diversified Equities Class 1	0.00%	—%	—%	—%	—%	—%
International Diversified Equities Class 2	0.00	—	—	—	—	—
International Diversified Equities Class 3	0.00	—	—	—	—	—
Emerging Markets Class 1	0.03	0.10	0.06	0.02	0.05	0.08
Emerging Markets Class 2	0.03	0.10	0.06	0.02	0.05	0.08
Emerging Markets Class 3	0.03	0.09	0.05	0.02	0.05	0.08

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

			Net realized		Dividends	Dividends							Ratio of net
	Net Asset	Net	& unrealized	Total	declared	from net		Net Asset			Ratio of		investment
	Value	investment	gain (loss)	from	from net	realized		Value		Net Assets	expenses to		income (loss)
Period	beginning	income	on	investment	investment	gain on	Total	end of	Total	end of	average net		to average		Portfolio
ended	of period	(loss)*	investments	operations	income	investments	distributions	period	Return**	period (000’s)	assets		net assets		turnover

Foreign Value Portfolio Class 2
01/31/05	$12.94	$0.16	$1.75	$1.91	$(0.14)	$(0.27)	$(0.41)	$14.44	14.77%	$58,040	1.34	%(1)(2)	1.22	%(1)(2)	13%
01/31/06	14.44	0.25	2.27	2.52	—	(0.02)	(0.02)	16.94	17.50	68,774	1.16	(2)	1.61	(2)	8
01/31/07	16.94	0.37	3.41	3.78	(0.19)	(0.25)	(0.44)	20.28	22.56	78,103	1.07	(2)	2.06	(2)	13
01/31/08	20.28	0.50	0.36	0.86	(0.40)	(0.64)	(1.04)	20.10	3.73	67,354	1.10	(2)	2.29	(2)	16
01/31/09	20.10	0.49	(8.74)	(8.25)	(0.52)	(1.47)	(1.99)	9.86	(42.77)	32,263	1.10	(2)	2.99	(2)	8
07/31/09@	9.86	0.21	2.90	3.11	—	—	—	12.97	31.54	39,058	1.07	†	3.94	†	17

Foreign Value Portfolio Class 3
01/31/05	12.94	0.12	1.79	1.91	(0.13)	(0.27)	(0.40)	14.45	14.74	190,704	1.43	(1)(2)	0.95	(1)(2)	13
01/31/06	14.45	0.21	2.29	2.50	—	(0.02)	(0.02)	16.93	17.35	322,494	1.25	(2)	1.41	(2)	8
01/31/07	16.93	0.34	3.42	3.76	(0.17)	(0.25)	(0.42)	20.27	22.48	453,154	1.17	(2)	1.87	(2)	13
01/31/08	20.27	0.46	0.37	0.83	(0.38)	(0.64)	(1.02)	20.08	3.60	479,838	1.20	(2)	2.13	(2)	16
01/31/09	20.08	0.45	(8.70)	(8.25)	(0.50)	(1.47)	(1.97)	9.86	(42.80)	284,008	1.20	(2)	2.80	(2)	8
07/31/09@	9.86	0.21	2.89	3.10	—	—	—	12.96	31.44	366,024	1.17	†	3.85	†	17

*	Calculated based upon average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.

†	Annualized

@	Unaudited

(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

		Net Investment
	Expenses	Income (Loss)
	1/05(2)	1/05(2)

Foreign Value Class 2	1.33%	1.23%
Foreign Value Class 3	1.42	0.96

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/05	1/06	1/07	1/08	1/09

Foreign Value Class 2	0.01%	0.01%	0.00%	0.00%	0.00%
Foreign Value Class 3	0.01	0.01	0.00	0.00	0.00

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS
July 31, 2009 (unaudited)

At a meeting held on June 4, 2009, the Board of Trustees, including the Independent Trustees, approved an amendment to the Subadvisory Agreement between SAAMCo and Wells Capital Management Incorporated (“Wells Capital”) (the “Subadvisory Agreement”) in order to add the Portfolio as a managed fund, which amendment was effective July 20, 2009. SAAMCo recommended Wells Capital in the ordinary course of its ongoing evaluation of manager performance and investment strategy, and after extensive research, including qualitative and quantitative analysis of numerous candidate firms, their organizational structure, investment process and style and long-term performance records.

In connection with the approval of the Subadvisory Agreement, the Board received materials related to various factors used in its consideration of the agreement. Those factors included: (1) the nature, extent and quality of services to be provided by Wells Capital; (2) the size and structure of the subadvisory fees made to Wells Capital in connection with their management of the Portfolio; (3) the investment performance of the Portfolio, if any, compared to performance of comparable funds as selected by an independent third-party provider of investment company data and against benchmarks and/or indices; (4) the costs of services and the benefits potentially derived by Wells Capital; (5) the terms of the Subadvisory Agreement; (6) whether the Portfolio will benefit from possible economies of scale; and (7) information regarding Wells Capital’s compliance and regulatory history. In addition, the Board considered (a) the organization capability and financial condition of Wells Capital; (b) the historical relationship between the Trust and Wells Capital; and (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Subadvisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in an executive session, during which such independent counsel provided guidance to the Independent Trustees.

Nature, Extent and Quality of Services.  The Board, including the Independent Trustees, considered the nature, quality and extent of services to be provided by the proposed subadviser. The Board considered management’s presentations, memoranda prepared by management’s investment and legal groups and presentations made at the meeting by management and Wells Capital. In making its evaluation, the Board considered that SAAMCo is responsible for the management of the affairs of the Trust, including but not limited to, providing general supervision of and coordination of the services provided by Wells Capital.

The Board noted that Wells Capital would be responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by the Portfolio. The Board reviewed Wells Capital’s history, structure and size, and investment experience. It was noted that Wells Capital currently manages the Trust’s Fundamental Growth Portfolio. The Board was informed that in management’s judgment, Wells Capital has the size, visibility and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of Wells Capital’s staff who is or would be responsible for providing investment management services to the Portfolio. The Board concluded that it was satisfied with the nature, quality and extent of the services to be provided by Wells Capital with respect to the Portfolio and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Fees and Expenses; Investment Performance.  The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees compared against subadvisory fees of comparable funds in its subadvisory expense group. It was noted that with respect to subadvisory fees, SAAMCo negotiated such fees with Wells Capital at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a subadviser expense group/universe for various reasons, including market pricing demands, existing relationships, experience and success, brand premium, capacity limitations, and customization of investment mandate. It was noted that the proposed subadvisory fee rate payable to Wells Capital was below the median of its subadvisory expense group. The Board concluded that the proposed subadvisory fee rate was reasonable.

The Board, including the Independent Trustees, received and reviewed the Portfolio’s performance compared against its benchmark, the Russell Mid Cap Growth Portfolio, its Morningstar and Lipper categories, and a comparable fund managed by Wells Capital. It was noted that the fund managed by Wells Capital, the Wells Fargo Advantage Mid Cap Growth Equity Fund, has an investment objective and investment strategy similar to the Portfolio’s and is managed by the same portfolio managers who would be responsible for managing the Portfolio. It was also noted that the Wells Capital fund outperformed the Portfolio, the benchmark and the medians of its Lipper and Morningstar categories for the one-, three- and five-periods and the year-to-date through March 31, 2009. It was also noted that the Portfolio underperformed the benchmark and such medians for the same periods. The Board concluded that management was addressing the Portfolio’s performance by proposing a new subadviser.

Cost of Services & Benefits Derived.  With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that (1) any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Portfolio were inconsequential to the analysis of the adequacy of the advisory fees, and (2) any collateral benefits derived as a result of providing subadvisory services to the Trust are de minimis and do not impact upon the reasonableness of the advisory fee. The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolio were not unreasonable.

Profitability and Economies of Scale.  The Board received information related to SAAMCo’s profitability with respect to the services it provides to the Portfolio. It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreement are paid by SAAMCo out of the advisory fees that SAAMCo receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length.

With respect to the Portfolio the Board was advised that SAAMCo served as manager of the Portfolio and there was no subadviser. As a result of the Board’s approval of the Subadvisory Agreement with Wells Capital, SAAMCo will retain a smaller portion of the advisory fee.

The Board determined that the profitability to Wells Capital in connection with its relationship with the Portfolio is therefore not a material factor in their consideration of the Subadvisory Agreement. With respect to SAAMCo, the Board determined that its profitability was reasonable.

For similar reasons, the potential for the Portfolio to experience economies of scale from Wells Capital’s management of the Portfolio was not considered a material factor to the Board’s approval of the Subadvisory Agreement. Subadvisory fees are paid by SAAMCo and not the Portfolio, and the payment of the subadvisory fee rate payable by SAAMCo has no impact on the fees paid by shareholders. The Board considered management’s opinion that the Portfolio’s subadvisory fee schedule, reflects the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size.

Terms of Subadvisory Agreement.  The Board, including the Independent Trustees, reviewed the terms of the Subadvisory Agreement, including the duties and responsibilities undertaken by Wells Capital, and the Board noted that there were no changes to the Subadvisory Agreement pursuant to the amendment other than to add the Portfolio. The Board noted that the Subadvisory Agreement provides that Wells Capital will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the other terms and conditions of the Subadvisory Agreement.

Compliance.  The Board reviewed Wells Capital’s compliance and regulatory history, including information whether it was involved in any regulatory actions or investigations. It was also noted that SAAMCo legal/compliance personnel were familiar with Wells Capital’s compliance staff since Wells Capital currently serves as a subadviser of the Portfolio. The Board concluded that there was no information provided that indicated a material adverse effect on Wells Capital’s ability to provide services to the Trust.

Conclusions.  In reaching its decision to recommend the approval of the Subadvisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered; further, each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that Wells Capital possesses the capability and resources to perform the duties required of it under their the Subadvisory Agreement.

Further, based upon its review of the Subadvisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Subadvisory Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rate is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SUNAMERICA SERIES TRUST
SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2009

Aggressive Growth Portfolio.  On June 4, 2009, the Board of Trustees (the “Board”) of SunAmerica Series Trust (the “Trust”) approved the engagement of Wells Capital Management Incorporated (“Wells Capital”) as the Portfolio’s subadviser. The Portfolio is currently managed by SunAmerica Asset Management Corp. The addition of Wells Capital as the Portfolio’s subadviser will become effective on or about July 20, 2009. The Board approved the engagement of Wells Capital without a shareholder vote pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission. The Trust will mail an information statement to all shareholders of record as of July 17, 2009, providing additional information about the new subadviser and the subadvisory contract. The approval of Wells Capital as subadviser will not result in any modifications to the investment objective, principal investment strategies, or the advisory fees or total expenses of the Portfolio.

Date: June 16, 2009

Versions:	Class 1 Version A; Class 1 Version B; Class 1 Version D; Class 1 Version (AG Life); Class 1 & 3 Version C1; Combined Version 1; and Combined Master

THIS SUPPLEMENT IS NOT A PART OF THE SEMIANNUAL REPORT

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Presorted Standard U.S. Postage Paid Towne, Inc.

1 SunAmerica Center
Los Angeles, California 90067-6022
CHANGE SERVICE REQUESTED
This report is not authorized for distribution to prospective purchasers unless accompanied or preceded by a current prospectus.

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Investments.
Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.
(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: October 7, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: October 7, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: October 7, 2009